UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive office)

Bijal Y. Parikh

Treasurer (Principal Financial & Accounting Officer)

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Adam T. Teufel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in six (6) separate submissions due to file size limitations on EDGAR submissions. The initial submission (the “initially filed submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026, the immediately following companion submission (the “first companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026 and the immediately following companion submission (the “second companion submission”) of the Certified Shareholder Report on Form N-CSR dated June 1, 2026 provide the information required by Item 1, 6 and 7 with respect to certain reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). This submission (the “third companion submission”) provides the information required by Items 1, 6 and 7 with respect to the remaining reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) that were not included in the Registrant’s initially filed submission, the Registrant’s first companion submission, the Registrant’s second companion submission and in the immediately following companion submissions (the “fourth companion submission” and the “fifth companion submission”). Apart from Items 1, 6 and 7, this submission is identical in all material respects to the initially filed submission and the first companion submission.

Item 1.	Reports to Stockholders.

(a)	The following is a copy of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Filed under the initially filed submission on Form N-CSR:

●	PIMCO All Asset Fund Class A
●	PIMCO All Asset Fund Administrative Class
●	PIMCO All Asset Fund Class C
●	PIMCO All Asset Fund Institutional Class
●	PIMCO All Asset Fund I-2
●	PIMCO All Asset Fund Class R
●	PIMCO All Asset Fund I-3
●	PIMCO All Asset All Authority Fund Class A
●	PIMCO All Asset All Authority Fund Class C
●	PIMCO All Asset All Authority Fund Institutional Class
●	PIMCO All Asset All Authority Fund I-2
●	PIMCO All Asset All Authority Fund I-3
●	PIMCO Global Core Asset Allocation Fund Class A
●	PIMCO Global Core Asset Allocation Fund Class C
●	PIMCO Global Core Asset Allocation Fund Institutional Class
●	PIMCO Global Core Asset Allocation Fund I-2
●	PIMCO California Intermediate Municipal Bond Fund Class A
●	PIMCO California Intermediate Municipal Bond Fund Class C
●	PIMCO California Intermediate Municipal Bond Fund Institutional Class
●	PIMCO California Intermediate Municipal Bond Fund I-2
●	PIMCO California Municipal Bond Fund Class A
●	PIMCO California Municipal Bond Fund Class C
●	PIMCO California Municipal Bond Fund Institutional Class
●	PIMCO California Municipal Bond Fund I-2
●	PIMCO California Short Duration Municipal Income Fund Class A
●	PIMCO California Short Duration Municipal Income Fund Institutional Class
●	PIMCO California Short Duration Municipal Income Fund I-2
●	PIMCO High Yield Municipal Bond Fund Class A
●	PIMCO High Yield Municipal Bond Fund Class C
●	PIMCO High Yield Municipal Bond Fund Institutional Class
●	PIMCO High Yield Municipal Bond Fund I-2
●	PIMCO High Yield Municipal Bond Fund I-3
●	PIMCO Municipal Bond Fund Class A
●	PIMCO Municipal Bond Fund Class C
●	PIMCO Municipal Bond Fund Institutional Class
●	PIMCO Municipal Bond Fund I-2
●	PIMCO Municipal Bond Fund I-3
●	PIMCO National Intermediate Municipal Bond Fund Class A
●	PIMCO National Intermediate Municipal Bond Fund Class C
●	PIMCO National Intermediate Municipal Bond Fund Institutional Class
●	PIMCO National Intermediate Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund Class A
●	PIMCO New York Municipal Bond Fund Class C
●	PIMCO New York Municipal Bond Fund Institutional Class
●	PIMCO New York Municipal Bond Fund I-2
●	PIMCO New York Municipal Bond Fund I-3
●	PIMCO Short Duration Municipal Income Fund Class A
●	PIMCO Short Duration Municipal Income Fund Class C
●	PIMCO Short Duration Municipal Income Fund Institutional Class
●	PIMCO Short Duration Municipal Income Fund I-2
●	PIMCO Short Duration Municipal Income Fund Class C-2
●	PIMCO Short Duration Municipal Income Fund I-3
●	PIMCO California Municipal Opportunistic Value Fund Institutional Class
●	PIMCO National Municipal Opportunistic Value Fund Institutional Class

●	PIMCO Emerging Markets Bond Fund Class A
●	PIMCO Emerging Markets Bond Fund Class C
●	PIMCO Emerging Markets Bond Fund Institutional Class
●	PIMCO Emerging Markets Bond Fund I-2
●	PIMCO Emerging Markets Bond Fund I-3
●	PIMCO Emerging Markets Corporate Bond Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Class A
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund Institutional Class
●	PIMCO Emerging Markets Currency and Short-Term Investments Fund I-2
●	PIMCO Emerging Markets Full Spectrum Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund Class A
●	PIMCO Emerging Markets Local Currency and Bond Fund Class C
●	PIMCO Emerging Markets Local Currency and Bond Fund Institutional Class
●	PIMCO Emerging Markets Local Currency and Bond Fund I-2
●	PIMCO Emerging Markets Local Currency and Bond Fund I-3
●	PIMCO Global Advantage® Strategy Bond Fund Class A
●	PIMCO Global Advantage® Strategy Bond Fund Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class A
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Class C
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (Unhedged) Class A
●	PIMCO International Bond Fund (Unhedged) Administrative Class
●	PIMCO International Bond Fund (Unhedged) Class C
●	PIMCO International Bond Fund (Unhedged) Institutional Class
●	PIMCO International Bond Fund (Unhedged) I-2
●	PIMCO International Bond Fund (Unhedged) I-3

Filed under the first companion submission on Form N-CSR:

●	PIMCO RAE Fundamental Advantage PLUS Fund Class A
●	PIMCO RAE Fundamental Advantage PLUS Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund Institutional Class
●	PIMCO RAE PLUS EMG Fund I-2
●	PIMCO RAE PLUS EMG Fund Class A
●	PIMCO RAE PLUS EMG Fund Class C
●	PIMCO RAE PLUS Fund Class A
●	PIMCO RAE PLUS Fund Class C
●	PIMCO RAE PLUS Fund Institutional Class
●	PIMCO RAE PLUS Fund I-2
●	PIMCO RAE PLUS Fund I-3
●	PIMCO RAE PLUS International Fund Institutional Class
●	PIMCO RAE PLUS International Fund Class A
●	PIMCO RAE PLUS International Fund I-2
●	PIMCO RAE PLUS Small Fund Institutional Class
●	PIMCO RAE PLUS Small Fund Class A
●	PIMCO RAE PLUS Small Fund Class C
●	PIMCO RAE PLUS Small Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class A
●	PIMCO RAE Worldwide Long/Short PLUS Fund Class C
●	PIMCO RAE Worldwide Long/Short PLUS Fund I-2
●	PIMCO RAE Worldwide Long/Short PLUS Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund Class A
●	PIMCO StocksPLUS® Absolute Return Fund Class C
●	PIMCO StocksPLUS® Absolute Return Fund Institutional Class
●	PIMCO StocksPLUS® Absolute Return Fund I-2
●	PIMCO StocksPLUS® Absolute Return Fund I-3
●	PIMCO StocksPLUS® Fund Class A
●	PIMCO StocksPLUS® Fund Class C
●	PIMCO StocksPLUS® Fund Institutional Class

●	PIMCO StocksPLUS® Fund I-2
●	PIMCO StocksPLUS® Fund Class R
●	PIMCO StocksPLUS® Fund I-3
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class A
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Class C
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-2
●	PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) I-3
●	PIMCO StocksPLUS® International Fund (Unhedged) Class A
●	PIMCO StocksPLUS® International Fund (Unhedged) Class C
●	PIMCO StocksPLUS® International Fund (Unhedged) Institutional Class
●	PIMCO StocksPLUS® International Fund (Unhedged) I-2
●	PIMCO StocksPLUS® International Fund (Unhedged) I-3
●	PIMCO StocksPLUS® Long Duration Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund Class A
●	PIMCO StocksPLUS® Short Fund Class C
●	PIMCO StocksPLUS® Short Fund Institutional Class
●	PIMCO StocksPLUS® Short Fund I-2
●	PIMCO StocksPLUS® Short Fund I-3
●	PIMCO StocksPLUS® Small Fund Class A
●	PIMCO StocksPLUS® Small Fund Class C
●	PIMCO StocksPLUS® Small Fund Institutional Class
●	PIMCO StocksPLUS® Small Fund I-2
●	PIMCO StocksPLUS® Small Fund I-3

Filed under the second companion submission on Form N-CSR:

●	PIMCO Climate Bond Fund Class A
●	PIMCO Climate Bond Fund Class C
●	PIMCO Climate Bond Fund Institutional Class
●	PIMCO Climate Bond Fund I-2
●	PIMCO Climate Bond Fund I-3
●	PIMCO Dynamic Bond Fund Class A
●	PIMCO Dynamic Bond Fund Class C
●	PIMCO Dynamic Bond Fund Institutional Class
●	PIMCO Dynamic Bond Fund I-2
●	PIMCO Dynamic Bond Fund Class R
●	PIMCO Dynamic Bond Fund I-3
●	PIMCO Extended Duration Fund Institutional Class
●	PIMCO Extended Duration Fund I-2
●	PIMCO GNMA and Government Securities Fund Class A
●	PIMCO GNMA and Government Securities Fund Class C
●	PIMCO GNMA and Government Securities Fund Institutional Class
●	PIMCO GNMA and Government Securities Fund I-2
●	PIMCO GNMA and Government Securities Fund I-3
●	PIMCO Investment Grade Credit Bond Fund Class A
●	PIMCO Investment Grade Credit Bond Fund Administrative Class
●	PIMCO Investment Grade Credit Bond Fund Class C
●	PIMCO Investment Grade Credit Bond Fund Institutional Class
●	PIMCO Investment Grade Credit Bond Fund I-2
●	PIMCO Investment Grade Credit Bond Fund I-3
●	PIMCO Long Duration Total Return Fund Institutional Class
●	PIMCO Long Duration Total Return Fund I-2
●	PIMCO Long Duration Total Return Fund Class A
●	PIMCO Long Duration Total Return Fund Class C
●	PIMCO Long-Term U.S. Government Fund Class A
●	PIMCO Long-Term U.S. Government Fund Class C
●	PIMCO Long-Term U.S. Government Fund Institutional Class
●	PIMCO Long-Term U.S. Government Fund I-2
●	PIMCO Low Duration Opportunities Fund Class A
●	PIMCO Low Duration Opportunities Fund Class C

●	PIMCO Low Duration Opportunities Fund Institutional Class
●	PIMCO Low Duration Opportunities Fund I-2
●	PIMCO Moderate Duration Fund Institutional Class
●	PIMCO Moderate Duration Fund I-2
●	PIMCO Mortgage Opportunities and Bond Fund I-3
●	PIMCO Mortgage Opportunities and Bond Fund Class A
●	PIMCO Mortgage Opportunities and Bond Fund Class C
●	PIMCO Mortgage Opportunities and Bond Fund Institutional Class
●	PIMCO Mortgage Opportunities and Bond Fund I-2
●	PIMCO Total Return ESG Fund Administrative Class
●	PIMCO Total Return ESG Fund Institutional Class
●	PIMCO Total Return ESG Fund I-2
●	PIMCO Total Return ESG Fund Class A
●	PIMCO Total Return ESG Fund Class C
●	PIMCO Total Return ESG Fund I-3
●	PIMCO Total Return Fund II Institutional Class
●	PIMCO Total Return Fund II I-2
●	PIMCO Total Return Fund IV Class A
●	PIMCO Total Return Fund IV Institutional Class
●	PIMCO Total Return Fund V Institutional Class
●	PIMCO Total Return Fund V Class A

Filed under this submission (the third companion submission) on Form N-CSR:

●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class A
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Administrative Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class C
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Institutional Class
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-2
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) Class R
●	PIMCO International Bond Fund (U.S. Dollar-Hedged) I-3
●	PIMCO ABS and Short-Term Investments Portfolio
●	PIMCO EM Bond and Short-Term Investments Portfolio
●	PIMCO High Yield and Short-Term Investments Portfolio
●	PIMCO Investment Grade Credit Bond Portfolio
●	PIMCO Long Duration Credit Bond Portfolio
●	PIMCO Low Duration Portfolio
●	PIMCO Moderate Duration Portfolio
●	PIMCO Mortgage and Short-Term Investments Portfolio
●	PIMCO Municipal Portfolio
●	PIMCO Real Return Portfolio
●	PIMCO Sector Fund Series – AM
●	PIMCO Sector Fund Series – H
●	PIMCO Sector Fund Series – I
●	PIMCO Short-Term Portfolio
●	PIMCO Short-Term Floating NAV Portfolio II
●	PIMCO U.S. Government and Short-Term Investments Portfolio
●	PIMCO International Portfolio
●	PIMCO Short Asset Portfolio
●	PIMCO Short-Term Floating NAV Portfolio III

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PIMCO All Asset: Multi-RAE PLUS Fund
●	PIMCO All Asset: Multi-Real Fund
●	PIMCO All Authority: Multi-RAE PLUS Fund
●	PIMCO Income Fund Class A
●	PIMCO Income Fund Administrative Class
●	PIMCO Income Fund Class C
●	PIMCO Income Fund Institutional Class
●	PIMCO Income Fund I-2

●	PIMCO Income Fund Class R
●	PIMCO Income Fund I-3
●	PIMCO Total Return Fund Class A
●	PIMCO Total Return Fund Administrative Class
●	PIMCO Total Return Fund Class C
●	PIMCO Total Return Fund Institutional Class
●	PIMCO Total Return Fund I-2
●	PIMCO Total Return Fund Class R
●	PIMCO Total Return Fund I-3
●	PIMCO Credit Opportunities Bond Fund Class A
●	PIMCO Credit Opportunities Bond Fund Class C
●	PIMCO Credit Opportunities Bond Fund Institutional Class
●	PIMCO Credit Opportunities Bond Fund I-2
●	PIMCO Diversified Income Fund Class A
●	PIMCO Diversified Income Fund Administrative Class
●	PIMCO Diversified Income Fund Class C
●	PIMCO Diversified Income Fund Institutional Class
●	PIMCO Diversified Income Fund I-2
●	PIMCO Diversified Income Fund I-3
●	PIMCO ESG Income Fund Class A
●	PIMCO ESG Income Fund Class C
●	PIMCO ESG Income Fund Institutional Class
●	PIMCO ESG Income Fund I-2
●	PIMCO ESG Income Fund I-3
●	PIMCO High Yield Fund Class A
●	PIMCO High Yield Fund Administrative Class
●	PIMCO High Yield Fund Class C
●	PIMCO High Yield Fund Institutional Class
●	PIMCO High Yield Fund I-2
●	PIMCO High Yield Fund Class R
●	PIMCO High Yield Fund I-3
●	PIMCO High Yield Spectrum Fund Class A
●	PIMCO High Yield Spectrum Fund Class C
●	PIMCO High Yield Spectrum Fund Institutional Class
●	PIMCO High Yield Spectrum Fund I-2
●	PIMCO High Yield Spectrum Fund I-3
●	PIMCO Long-Term Credit Bond Fund Institutional Class
●	PIMCO Long-Term Credit Bond Fund I-2
●	PIMCO Low Duration Credit Fund Class A
●	PIMCO Low Duration Credit Fund Class C
●	PIMCO Low Duration Credit Fund Institutional Class
●	PIMCO Low Duration Credit Fund I-2
●	PIMCO Low Duration Income Fund Class A
●	PIMCO Low Duration Income Fund Class C
●	PIMCO Low Duration Income Fund Institutional Class
●	PIMCO Low Duration Income Fund I-2
●	PIMCO Low Duration Income Fund I-3
●	PIMCO Low Duration Income Fund Class C-2
●	PIMCO Preferred and Capital Securities Fund Class A
●	PIMCO Preferred and Capital Securities Fund Class C
●	PIMCO Preferred and Capital Securities Fund I-2
●	PIMCO Preferred and Capital Securities Fund Institutional Class
●	PIMCO Preferred and Capital Securities Fund I-3

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	PIMCO Government Money Market Fund Class A
●	PIMCO Government Money Market Fund Class C
●	PIMCO Government Money Market Fund Class M
●	PIMCO Government Money Market Fund I-2
●	PIMCO Government Money Market Fund Institutional Class

●	PIMCO Government Money Market Fund Administrative Class
●	PIMCO Low Duration Fund Class A
●	PIMCO Low Duration Fund Administrative Class
●	PIMCO Low Duration Fund Class C
●	PIMCO Low Duration Fund Institutional Class
●	PIMCO Low Duration Fund I-2
●	PIMCO Low Duration Fund Class R
●	PIMCO Low Duration Fund I-3
●	PIMCO Low Duration Fund Class C-2
●	PIMCO Low Duration Fund II Administrative Class
●	PIMCO Low Duration Fund II Institutional Class
●	PIMCO Low Duration ESG Fund Institutional Class
●	PIMCO Low Duration ESG Fund I-2
●	PIMCO Short Asset Investment Fund Class A
●	PIMCO Short Asset Investment Fund Administrative Class
●	PIMCO Short Asset Investment Fund Institutional Class
●	PIMCO Short Asset Investment Fund I-2
●	PIMCO Short Asset Investment Fund Class M
●	PIMCO Short Asset Investment Fund I-3
●	PIMCO Short-Term Fund Class A
●	PIMCO Short-Term Fund Administrative Class
●	PIMCO Short-Term Fund Class C
●	PIMCO Short-Term Fund Institutional Class
●	PIMCO Short-Term Fund I-2
●	PIMCO Short-Term Fund Class R
●	PIMCO Short-Term Fund I-3
●	PIMCO CommoditiesPLUS® Strategy Fund Class A
●	PIMCO CommoditiesPLUS® Strategy Fund Class C
●	PIMCO CommoditiesPLUS® Strategy Fund Institutional Class
●	PIMCO CommoditiesPLUS® Strategy Fund I-2
●	PIMCO CommoditiesPLUS® Strategy Fund I-3
●	PIMCO CommodityRealReturnStrategy Fund® Class A
●	PIMCO CommodityRealReturnStrategy Fund® Administrative Class
●	PIMCO CommodityRealReturnStrategy Fund® Class C
●	PIMCO CommodityRealReturnStrategy Fund® Institutional Class
●	PIMCO CommodityRealReturnStrategy Fund® I-2
●	PIMCO CommodityRealReturnStrategy Fund® Class R
●	PIMCO CommodityRealReturnStrategy Fund® I-3
●	PIMCO Inflation Response Multi-Asset Fund Class A
●	PIMCO Inflation Response Multi-Asset Fund Institutional Class
●	PIMCO Inflation Response Multi-Asset Fund I-2
●	PIMCO Inflation Response Multi-Asset Fund I-3
●	PIMCO Long-Term Real Return Fund Institutional Class
●	PIMCO Long-Term Real Return Fund I-2
●	PIMCO Real Return Fund Class A
●	PIMCO Real Return Fund Administrative Class
●	PIMCO Real Return Fund Class C
●	PIMCO Real Return Fund Institutional Class
●	PIMCO Real Return Fund I-2
●	PIMCO Real Return Fund Class R
●	PIMCO Real Return Fund I-3
●	PIMCO RealEstateRealReturn Strategy Fund Class A
●	PIMCO RealEstateRealReturn Strategy Fund Class C
●	PIMCO RealEstateRealReturn Strategy Fund Institutional Class
●	PIMCO RealEstateRealReturn Strategy Fund I-2
●	PIMCO RealEstateRealReturn Strategy Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund I-3
●	PIMCO TRENDS Managed Futures Strategy Fund Class C
●	PIMCO TRENDS Managed Futures Strategy Fund Class A
●	PIMCO TRENDS Managed Futures Strategy Fund Institutional Class
●	PIMCO TRENDS Managed Futures Strategy Fund I-2

(b)	Not applicable to the open-end investment companies.

Class A: PFOAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.04%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class A (including sales charge)	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$9,625	$10,000
4/30/16	$9,656	$9,998
5/31/16	$9,708	$10,070
6/30/16	$9,928	$10,272
7/31/16	$10,025	$10,328
8/31/16	$10,054	$10,324
9/30/16	$10,089	$10,326
10/31/16	$10,009	$10,207
11/30/16	$9,920	$10,096
12/31/16	$9,994	$10,134
1/31/17	$9,913	$10,047
2/28/17	$10,050	$10,146
3/31/17	$10,047	$10,140
4/30/17	$10,072	$10,201
5/31/17	$10,116	$10,244
6/30/17	$10,085	$10,199
7/31/17	$10,130	$10,223
8/31/17	$10,234	$10,317
9/30/17	$10,212	$10,269
10/31/17	$10,287	$10,340
11/30/17	$10,323	$10,380
12/31/17	$10,304	$10,385
1/31/18	$10,320	$10,344
2/28/18	$10,338	$10,377
3/31/18	$10,435	$10,483
4/30/18	$10,417	$10,472
5/31/18	$10,438	$10,487
6/30/18	$10,480	$10,533
7/31/18	$10,484	$10,531
8/31/18	$10,488	$10,537
9/30/18	$10,470	$10,515
10/31/18	$10,493	$10,545
11/30/18	$10,488	$10,591
12/31/18	$10,533	$10,714
1/31/19	$10,675	$10,823
2/28/19	$10,700	$10,847
3/31/19	$10,836	$11,031
4/30/19	$10,853	$11,036
5/31/19	$10,962	$11,168
6/30/19	$11,121	$11,334
7/31/19	$11,229	$11,473
8/31/19	$11,397	$11,704
9/30/19	$11,340	$11,655
10/31/19	$11,293	$11,588
11/30/19	$11,248	$11,566
12/31/19	$11,260	$11,526
1/31/20	$11,434	$11,723
2/29/20	$11,458	$11,817
3/31/20	$11,032	$11,584
4/30/20	$11,268	$11,748
5/31/20	$11,354	$11,750
6/30/20	$11,438	$11,788
7/31/20	$11,578	$11,872
8/31/20	$11,583	$11,788
9/30/20	$11,672	$11,868
10/31/20	$11,750	$11,904
11/30/20	$11,815	$11,932
12/31/20	$11,905	$11,980
1/31/21	$11,895	$11,927
2/28/21	$11,723	$11,729
3/31/21	$11,734	$11,752
4/30/21	$11,726	$11,740
5/31/21	$11,737	$11,755
6/30/21	$11,737	$11,793
7/31/21	$11,856	$11,953
8/31/21	$11,823	$11,924
9/30/21	$11,713	$11,804
10/31/21	$11,635	$11,754
11/30/21	$11,709	$11,877
12/31/21	$11,660	$11,812
1/31/22	$11,573	$11,681
2/28/22	$11,377	$11,522
3/31/22	$11,215	$11,334
4/30/22	$10,989	$11,121
5/31/22	$10,882	$11,039
6/30/22	$10,656	$10,879
7/31/22	$10,936	$11,172
8/31/22	$10,679	$10,889
9/30/22	$10,390	$10,639
10/31/22	$10,464	$10,693
11/30/22	$10,636	$10,860
12/31/22	$10,471	$10,659
1/31/23	$10,702	$10,839
2/28/23	$10,607	$10,748
3/31/23	$10,759	$10,964
4/30/23	$10,790	$11,009
5/31/23	$10,790	$11,026
6/30/23	$10,822	$11,044
7/31/23	$10,855	$11,052
8/31/23	$10,881	$11,083
9/30/23	$10,785	$10,958
10/31/23	$10,764	$10,955
11/30/23	$11,054	$11,239
12/31/23	$11,419	$11,545
1/31/24	$11,394	$11,528
2/29/24	$11,391	$11,511
3/31/24	$11,545	$11,612
4/30/24	$11,443	$11,505
5/31/24	$11,486	$11,531
6/30/24	$11,551	$11,625
7/31/24	$11,711	$11,814
8/31/24	$11,752	$11,909
9/30/24	$11,899	$12,030
10/31/24	$11,797	$11,971
11/30/24	$12,005	$12,129
12/31/24	$12,019	$12,119
1/31/25	$12,082	$12,150
2/28/25	$12,118	$12,197
3/31/25	$12,038	$12,099
4/30/25	$12,152	$12,279
5/31/25	$12,157	$12,271
6/30/25	$12,272	$12,333
7/31/25	$12,264	$12,335
8/31/25	$12,318	$12,338
9/30/25	$12,370	$12,393
10/31/25	$12,519	$12,508
11/30/25	$12,500	$12,493
12/31/25	$12,487	$12,458
1/31/26	$12,547	$12,501
2/28/26	$12,668	$12,657
3/31/26	$12,279	$12,434

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class A (excluding sales charge)	2.00%	0.91%	2.47%
Class A (including sales charge)	(1.82%)	0.14%	2.07%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any sales load that would have applied at the time of purchase or any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class A shares are subject to an initial sales charge. A CDSC may be imposed in certain circumstances on Class A shares that are purchased without an initial sales charge and then redeemed during the first 12 months after purchase. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class A: PFOAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS4007TSRAR_033126

Administrative Class: PFRAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$90	0.89%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Administrative Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,003,303	$999,752
5/31/16	$1,008,843	$1,007,012
6/30/16	$1,031,865	$1,027,203
7/31/16	$1,042,117	$1,032,831
8/31/16	$1,045,211	$1,032,433
9/30/16	$1,049,015	$1,032,621
10/31/16	$1,040,839	$1,020,714
11/30/16	$1,031,682	$1,009,599
12/31/16	$1,039,474	$1,013,379
1/31/17	$1,031,269	$1,004,691
2/28/17	$1,045,638	$1,014,620
3/31/17	$1,045,415	$1,013,985
4/30/17	$1,048,140	$1,020,076
5/31/17	$1,052,847	$1,024,428
6/30/17	$1,049,766	$1,019,924
7/31/17	$1,054,579	$1,022,252
8/31/17	$1,065,511	$1,031,725
9/30/17	$1,063,375	$1,026,894
10/31/17	$1,071,373	$1,034,042
11/30/17	$1,075,251	$1,038,041
12/31/17	$1,073,374	$1,038,530
1/31/18	$1,075,153	$1,034,390
2/28/18	$1,077,127	$1,037,723
3/31/18	$1,087,445	$1,048,260
4/30/18	$1,085,673	$1,047,239
5/31/18	$1,087,979	$1,048,741
6/30/18	$1,092,533	$1,053,273
7/31/18	$1,093,021	$1,053,131
8/31/18	$1,093,637	$1,053,687
9/30/18	$1,091,923	$1,051,528
10/31/18	$1,094,389	$1,054,536
11/30/18	$1,094,005	$1,059,131
12/31/18	$1,098,866	$1,071,435
1/31/19	$1,113,874	$1,082,327
2/28/19	$1,116,544	$1,084,737
3/31/19	$1,130,862	$1,103,136
4/30/19	$1,132,806	$1,103,603
5/31/19	$1,144,329	$1,116,826
6/30/19	$1,161,084	$1,133,422
7/31/19	$1,172,491	$1,147,262
8/31/19	$1,190,207	$1,170,355
9/30/19	$1,184,423	$1,165,503
10/31/19	$1,179,621	$1,158,762
11/30/19	$1,175,120	$1,156,582
12/31/19	$1,176,520	$1,152,558
1/31/20	$1,194,793	$1,172,322
2/29/20	$1,197,435	$1,181,691
3/31/20	$1,153,117	$1,158,385
4/30/20	$1,177,899	$1,174,790
5/31/20	$1,187,052	$1,175,029
6/30/20	$1,195,994	$1,178,782
7/31/20	$1,210,782	$1,187,248
8/31/20	$1,211,441	$1,178,783
9/30/20	$1,220,851	$1,186,761
10/31/20	$1,229,199	$1,190,407
11/30/20	$1,236,190	$1,193,173
12/31/20	$1,245,802	$1,197,966
1/31/21	$1,244,851	$1,192,704
2/28/21	$1,226,985	$1,172,946
3/31/21	$1,228,321	$1,175,225
4/30/21	$1,227,678	$1,173,983
5/31/21	$1,228,940	$1,175,497
6/30/21	$1,229,062	$1,179,329
7/31/21	$1,241,704	$1,195,289
8/31/21	$1,238,388	$1,192,415
9/30/21	$1,226,980	$1,180,375
10/31/21	$1,219,033	$1,175,360
11/30/21	$1,226,909	$1,187,659
12/31/21	$1,221,984	$1,181,207
1/31/22	$1,212,942	$1,168,072
2/28/22	$1,192,572	$1,152,222
3/31/22	$1,175,732	$1,133,367
4/30/22	$1,152,212	$1,112,057
5/31/22	$1,141,111	$1,103,892
6/30/22	$1,117,520	$1,087,939
7/31/22	$1,147,025	$1,117,223
8/31/22	$1,120,264	$1,088,873
9/30/22	$1,090,050	$1,063,940
10/31/22	$1,097,993	$1,069,303
11/30/22	$1,116,201	$1,086,035
12/31/22	$1,098,964	$1,065,881
1/31/23	$1,123,394	$1,083,944
2/28/23	$1,113,475	$1,074,779
3/31/23	$1,129,601	$1,096,353
4/30/23	$1,132,978	$1,100,949
5/31/23	$1,133,168	$1,102,582
6/30/23	$1,136,623	$1,104,391
7/31/23	$1,140,308	$1,105,221
8/31/23	$1,143,153	$1,108,302
9/30/23	$1,133,234	$1,095,771
10/31/23	$1,131,165	$1,095,451
11/30/23	$1,161,731	$1,123,922
12/31/23	$1,200,235	$1,154,517
1/31/24	$1,197,734	$1,152,767
2/29/24	$1,197,585	$1,151,079
3/31/24	$1,213,926	$1,161,227
4/30/24	$1,203,368	$1,150,515
5/31/24	$1,208,053	$1,153,088
6/30/24	$1,215,053	$1,162,502
7/31/24	$1,232,019	$1,181,394
8/31/24	$1,236,525	$1,190,851
9/30/24	$1,252,124	$1,202,985
10/31/24	$1,241,555	$1,197,057
11/30/24	$1,263,580	$1,212,865
12/31/24	$1,265,192	$1,211,913
1/31/25	$1,272,030	$1,215,011
2/28/25	$1,275,962	$1,219,729
3/31/25	$1,267,717	$1,209,856
4/30/25	$1,279,854	$1,227,939
5/31/25	$1,280,502	$1,227,117
6/30/25	$1,292,854	$1,233,250
7/31/25	$1,292,139	$1,233,515
8/31/25	$1,298,001	$1,233,773
9/30/25	$1,303,608	$1,239,339
10/31/25	$1,319,453	$1,250,810
11/30/25	$1,317,656	$1,249,324
12/31/25	$1,316,494	$1,245,790
1/31/26	$1,322,905	$1,250,132
2/28/26	$1,335,896	$1,265,736
3/31/26	$1,295,045	$1,243,367

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Administrative Class	2.16%	1.06%	2.62%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Administrative Class: PFRAX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS0403TSRAR_033126

Class C: PFOCX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$180	1.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class C (excluding sales charge)	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$10,000	$10,000
4/30/16	$10,022	$9,998
5/31/16	$10,070	$10,070
6/30/16	$10,292	$10,272
7/31/16	$10,387	$10,328
8/31/16	$10,409	$10,324
9/30/16	$10,439	$10,326
10/31/16	$10,350	$10,207
11/30/16	$10,252	$10,096
12/31/16	$10,321	$10,134
1/31/17	$10,232	$10,047
2/28/17	$10,360	$10,146
3/31/17	$10,350	$10,140
4/30/17	$10,380	$10,201
5/31/17	$10,419	$10,244
6/30/17	$10,380	$10,199
7/31/17	$10,419	$10,223
8/31/17	$10,518	$10,317
9/30/17	$10,498	$10,269
10/31/17	$10,558	$10,340
11/30/17	$10,588	$10,380
12/31/17	$10,562	$10,385
1/31/18	$10,572	$10,344
2/28/18	$10,583	$10,377
3/31/18	$10,676	$10,483
4/30/18	$10,651	$10,472
5/31/18	$10,665	$10,487
6/30/18	$10,702	$10,533
7/31/18	$10,699	$10,531
8/31/18	$10,696	$10,537
9/30/18	$10,672	$10,515
10/31/18	$10,688	$10,545
11/30/18	$10,676	$10,591
12/31/18	$10,715	$10,714
1/31/19	$10,854	$10,823
2/28/19	$10,872	$10,847
3/31/19	$11,003	$11,031
4/30/19	$11,014	$11,036
5/31/19	$11,117	$11,168
6/30/19	$11,272	$11,334
7/31/19	$11,375	$11,473
8/31/19	$11,537	$11,704
9/30/19	$11,473	$11,655
10/31/19	$11,418	$11,588
11/30/19	$11,366	$11,566
12/31/19	$11,371	$11,526
1/31/20	$11,538	$11,723
2/29/20	$11,556	$11,817
3/31/20	$11,120	$11,584
4/30/20	$11,351	$11,748
5/31/20	$11,430	$11,750
6/30/20	$11,508	$11,788
7/31/20	$11,641	$11,872
8/31/20	$11,638	$11,788
9/30/20	$11,720	$11,868
10/31/20	$11,791	$11,904
11/30/20	$11,850	$11,932
12/31/20	$11,932	$11,980
1/31/21	$11,915	$11,927
2/28/21	$11,735	$11,729
3/31/21	$11,739	$11,752
4/30/21	$11,724	$11,740
5/31/21	$11,727	$11,755
6/30/21	$11,720	$11,793
7/31/21	$11,831	$11,953
8/31/21	$11,791	$11,924
9/30/21	$11,673	$11,804
10/31/21	$11,589	$11,754
11/30/21	$11,655	$11,877
12/31/21	$11,599	$11,812
1/31/22	$11,505	$11,681
2/28/22	$11,304	$11,522
3/31/22	$11,135	$11,334
4/30/22	$10,904	$11,121
5/31/22	$10,791	$11,039
6/30/22	$10,560	$10,879
7/31/22	$10,831	$11,172
8/31/22	$10,570	$10,889
9/30/22	$10,277	$10,639
10/31/22	$10,344	$10,693
11/30/22	$10,508	$10,860
12/31/22	$10,337	$10,659
1/31/23	$10,560	$10,839
2/28/23	$10,459	$10,748
3/31/23	$10,602	$10,964
4/30/23	$10,626	$11,009
5/31/23	$10,620	$11,026
6/30/23	$10,644	$11,044
7/31/23	$10,671	$11,052
8/31/23	$10,689	$11,083
9/30/23	$10,589	$10,958
10/31/23	$10,561	$10,955
11/30/23	$10,839	$11,239
12/31/23	$11,190	$11,545
1/31/24	$11,158	$11,528
2/29/24	$11,149	$11,511
3/31/24	$11,292	$11,612
4/30/24	$11,186	$11,505
5/31/24	$11,220	$11,531
6/30/24	$11,277	$11,625
7/31/24	$11,426	$11,814
8/31/24	$11,459	$11,909
9/30/24	$11,595	$12,030
10/31/24	$11,488	$11,971
11/30/24	$11,683	$12,129
12/31/24	$11,689	$12,119
1/31/25	$11,743	$12,150
2/28/25	$11,772	$12,197
3/31/25	$11,687	$12,099
4/30/25	$11,790	$12,279
5/31/25	$11,787	$12,271
6/30/25	$11,892	$12,333
7/31/25	$11,877	$12,335
8/31/25	$11,921	$12,338
9/30/25	$11,964	$12,393
10/31/25	$12,101	$12,508
11/30/25	$12,076	$12,493
12/31/25	$12,055	$12,458
1/31/26	$12,104	$12,501
2/28/26	$12,214	$12,657
3/31/26	$11,832	$12,434

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class C (excluding sales charge)	1.24%	0.16%	1.70%
Class C (including sales charge)	0.26%	0.16%	1.70%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. The Cumulative Returns graph and Average Annual Total Returns table reflect any Contingent Deferred Sales Charge (“CDSC”) that would have applied if a full redemption occurred on the last business day of the period shown in the Cumulative Returns graph. Class C shares are subject to a CDSC, which may apply if the shares are redeemed in the first year. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class C: PFOCX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS4207TSRAR_033126

Institutional Class: PFORX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.64%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	Institutional Class	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,003,515	$999,752
5/31/16	$1,009,262	$1,007,012
6/30/16	$1,032,502	$1,027,203
7/31/16	$1,042,981	$1,032,831
8/31/16	$1,046,299	$1,032,433
9/30/16	$1,050,335	$1,032,621
10/31/16	$1,042,356	$1,020,714
11/30/16	$1,033,398	$1,009,599
12/31/16	$1,041,436	$1,013,379
1/31/17	$1,033,420	$1,004,691
2/28/17	$1,048,018	$1,014,620
3/31/17	$1,048,030	$1,013,985
4/30/17	$1,050,964	$1,020,076
5/31/17	$1,055,906	$1,024,428
6/30/17	$1,053,048	$1,019,924
7/31/17	$1,058,085	$1,022,252
8/31/17	$1,069,279	$1,031,725
9/30/17	$1,067,362	$1,026,894
10/31/17	$1,075,609	$1,034,042
11/30/17	$1,079,724	$1,038,041
12/31/17	$1,078,075	$1,038,530
1/31/18	$1,080,083	$1,034,390
2/28/18	$1,082,273	$1,037,723
3/31/18	$1,092,879	$1,048,260
4/30/18	$1,091,315	$1,047,239
5/31/18	$1,093,864	$1,048,741
6/30/18	$1,098,676	$1,053,273
7/31/18	$1,099,393	$1,053,131
8/31/18	$1,100,269	$1,053,687
9/30/18	$1,098,748	$1,051,528
10/31/18	$1,101,463	$1,054,536
11/30/18	$1,101,318	$1,059,131
12/31/18	$1,106,438	$1,071,435
1/31/19	$1,121,778	$1,082,327
2/28/19	$1,124,683	$1,084,737
3/31/19	$1,139,346	$1,103,136
4/30/19	$1,141,538	$1,103,603
5/31/19	$1,153,400	$1,116,826
6/30/19	$1,170,511	$1,133,422
7/31/19	$1,182,259	$1,147,262
8/31/19	$1,200,386	$1,170,355
9/30/19	$1,194,782	$1,165,503
10/31/19	$1,190,190	$1,158,762
11/30/19	$1,185,899	$1,156,582
12/31/19	$1,187,562	$1,152,558
1/31/20	$1,206,261	$1,172,322
2/29/20	$1,209,159	$1,181,691
3/31/20	$1,164,650	$1,158,385
4/30/20	$1,189,922	$1,174,790
5/31/20	$1,199,421	$1,175,029
6/30/20	$1,208,704	$1,178,782
7/31/20	$1,223,924	$1,187,248
8/31/20	$1,224,830	$1,178,783
9/30/20	$1,234,597	$1,186,761
10/31/20	$1,243,310	$1,190,407
11/30/20	$1,250,628	$1,193,173
12/31/20	$1,260,646	$1,197,966
1/31/21	$1,259,925	$1,192,704
2/28/21	$1,242,083	$1,172,946
3/31/21	$1,243,700	$1,175,225
4/30/21	$1,243,321	$1,173,983
5/31/21	$1,244,846	$1,175,497
6/30/21	$1,245,224	$1,179,329
7/31/21	$1,258,310	$1,195,289
8/31/21	$1,255,206	$1,192,415
9/30/21	$1,243,901	$1,180,375
10/31/21	$1,236,109	$1,175,360
11/30/21	$1,244,351	$1,187,659
12/31/21	$1,239,636	$1,181,207
1/31/22	$1,230,710	$1,168,072
2/28/22	$1,210,273	$1,152,222
3/31/22	$1,193,444	$1,133,367
4/30/22	$1,169,820	$1,112,057
5/31/22	$1,158,789	$1,103,892
6/30/22	$1,135,066	$1,087,939
7/31/22	$1,165,277	$1,117,223
8/31/22	$1,138,336	$1,088,873
9/30/22	$1,107,882	$1,063,940
10/31/22	$1,116,177	$1,069,303
11/30/22	$1,134,914	$1,086,035
12/31/22	$1,117,644	$1,065,881
1/31/23	$1,142,715	$1,083,944
2/28/23	$1,132,844	$1,074,779
3/31/23	$1,149,508	$1,096,353
4/30/23	$1,153,169	$1,100,949
5/31/23	$1,153,604	$1,102,582
6/30/23	$1,157,375	$1,104,391
7/31/23	$1,161,356	$1,105,221
8/31/23	$1,164,498	$1,108,302
9/30/23	$1,154,639	$1,095,771
10/31/23	$1,152,767	$1,095,451
11/30/23	$1,184,160	$1,123,922
12/31/23	$1,223,673	$1,154,517
1/31/24	$1,221,373	$1,152,767
2/29/24	$1,221,463	$1,151,079
3/31/24	$1,238,390	$1,161,227
4/30/24	$1,227,872	$1,150,515
5/31/24	$1,232,933	$1,153,088
6/30/24	$1,240,314	$1,162,502
7/31/24	$1,257,897	$1,181,394
8/31/24	$1,262,784	$1,190,851
9/30/24	$1,278,959	$1,202,985
10/31/24	$1,268,433	$1,197,057
11/30/24	$1,291,205	$1,212,865
12/31/24	$1,293,128	$1,211,913
1/31/25	$1,300,399	$1,215,011
2/28/25	$1,304,669	$1,219,729
3/31/25	$1,296,494	$1,209,856
4/30/25	$1,309,173	$1,227,939
5/31/25	$1,310,125	$1,227,117
6/30/25	$1,323,025	$1,233,250
7/31/25	$1,322,574	$1,233,515
8/31/25	$1,328,866	$1,233,773
9/30/25	$1,334,871	$1,239,339
10/31/25	$1,351,364	$1,250,810
11/30/25	$1,349,787	$1,249,324
12/31/25	$1,348,922	$1,245,790
1/31/26	$1,355,788	$1,250,132
2/28/26	$1,369,364	$1,265,736
3/31/26	$1,327,765	$1,243,367

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Institutional Class	2.41%	1.32%	2.88%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Institutional Class: PFORX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS0103TSRAR_033126

I-2: PFBPX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-2	$75	0.74%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-2	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,003,431	$999,752
5/31/16	$1,009,096	$1,007,012
6/30/16	$1,032,248	$1,027,203
7/31/16	$1,042,637	$1,032,831
8/31/16	$1,045,865	$1,032,433
9/30/16	$1,049,808	$1,032,621
10/31/16	$1,041,750	$1,020,714
11/30/16	$1,032,712	$1,009,599
12/31/16	$1,040,652	$1,013,379
1/31/17	$1,032,564	$1,004,691
2/28/17	$1,047,070	$1,014,620
3/31/17	$1,046,989	$1,013,985
4/30/17	$1,049,840	$1,020,076
5/31/17	$1,054,688	$1,024,428
6/30/17	$1,051,741	$1,019,924
7/31/17	$1,056,688	$1,022,252
8/31/17	$1,067,777	$1,031,725
9/30/17	$1,065,772	$1,026,894
10/31/17	$1,073,919	$1,034,042
11/30/17	$1,077,940	$1,038,041
12/31/17	$1,076,199	$1,038,530
1/31/18	$1,078,116	$1,034,390
2/28/18	$1,080,219	$1,037,723
3/31/18	$1,090,709	$1,048,260
4/30/18	$1,089,062	$1,047,239
5/31/18	$1,091,514	$1,048,741
6/30/18	$1,096,223	$1,053,273
7/31/18	$1,096,848	$1,053,131
8/31/18	$1,097,619	$1,053,687
9/30/18	$1,096,020	$1,051,528
10/31/18	$1,098,636	$1,054,536
11/30/18	$1,098,395	$1,059,131
12/31/18	$1,103,411	$1,071,435
1/31/19	$1,118,618	$1,082,327
2/28/19	$1,121,429	$1,084,737
3/31/19	$1,135,953	$1,103,136
4/30/19	$1,138,047	$1,103,603
5/31/19	$1,149,773	$1,116,826
6/30/19	$1,166,741	$1,133,422
7/31/19	$1,178,352	$1,147,262
8/31/19	$1,196,313	$1,170,355
9/30/19	$1,190,637	$1,165,503
10/31/19	$1,185,961	$1,158,762
11/30/19	$1,181,585	$1,156,582
12/31/19	$1,183,142	$1,152,558
1/31/20	$1,201,666	$1,172,322
2/29/20	$1,204,462	$1,181,691
3/31/20	$1,160,030	$1,158,385
4/30/20	$1,185,105	$1,174,790
5/31/20	$1,194,465	$1,175,029
6/30/20	$1,203,611	$1,178,782
7/31/20	$1,218,658	$1,187,248
8/31/20	$1,219,464	$1,178,783
9/30/20	$1,229,087	$1,186,761
10/31/20	$1,237,654	$1,190,407
11/30/20	$1,244,841	$1,193,173
12/31/20	$1,254,695	$1,197,966
1/31/21	$1,253,883	$1,192,704
2/28/21	$1,236,031	$1,172,946
3/31/21	$1,237,535	$1,175,225
4/30/21	$1,237,050	$1,173,983
5/31/21	$1,238,469	$1,175,497
6/30/21	$1,238,744	$1,179,329
7/31/21	$1,251,653	$1,195,289
8/31/21	$1,248,462	$1,192,415
9/30/21	$1,237,115	$1,180,375
10/31/21	$1,229,260	$1,175,360
11/30/21	$1,237,355	$1,187,659
12/31/21	$1,232,555	$1,181,207
1/31/22	$1,223,582	$1,168,072
2/28/22	$1,203,172	$1,152,222
3/31/22	$1,186,340	$1,133,367
4/30/22	$1,162,757	$1,112,057
5/31/22	$1,151,697	$1,103,892
6/30/22	$1,128,026	$1,087,939
7/31/22	$1,157,953	$1,117,223
8/31/22	$1,131,085	$1,088,873
9/30/22	$1,100,726	$1,063,940
10/31/22	$1,108,882	$1,069,303
11/30/22	$1,127,409	$1,086,035
12/31/22	$1,110,151	$1,065,881
1/31/23	$1,134,969	$1,083,944
2/28/23	$1,125,078	$1,074,779
3/31/23	$1,141,525	$1,096,353
4/30/23	$1,145,072	$1,100,949
5/31/23	$1,145,408	$1,102,582
6/30/23	$1,149,052	$1,104,391
7/31/23	$1,152,914	$1,105,221
8/31/23	$1,155,935	$1,108,302
9/30/23	$1,146,052	$1,095,771
10/31/23	$1,144,099	$1,095,451
11/30/23	$1,175,161	$1,123,922
12/31/23	$1,214,269	$1,154,517
1/31/24	$1,211,888	$1,152,767
2/29/24	$1,211,883	$1,151,079
3/31/24	$1,228,574	$1,161,227
4/30/24	$1,218,040	$1,150,515
5/31/24	$1,222,949	$1,153,088
6/30/24	$1,230,176	$1,162,502
7/31/24	$1,247,511	$1,181,394
8/31/24	$1,252,244	$1,190,851
9/30/24	$1,268,188	$1,202,985
10/31/24	$1,257,643	$1,197,057
11/30/24	$1,280,115	$1,212,865
12/31/24	$1,281,912	$1,211,913
1/31/25	$1,289,009	$1,215,011
2/28/25	$1,293,142	$1,219,729
3/31/25	$1,284,938	$1,209,856
4/30/25	$1,297,400	$1,227,939
5/31/25	$1,298,231	$1,227,117
6/30/25	$1,310,910	$1,233,250
7/31/25	$1,310,352	$1,233,515
8/31/25	$1,316,471	$1,233,773
9/30/25	$1,322,315	$1,239,339
10/31/25	$1,338,547	$1,250,810
11/30/25	$1,336,881	$1,249,324
12/31/25	$1,335,896	$1,245,790
1/31/26	$1,342,577	$1,250,132
2/28/26	$1,355,917	$1,265,736
3/31/26	$1,314,616	$1,243,367

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-2	2.31%	1.22%	2.77%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-2: PFBPX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS1911TSRAR_033126

Class R: PFRRX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$130	1.29%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	Class R	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$10,000	$10,000
4/30/16	$10,030	$9,998
5/31/16	$10,082	$10,070
6/30/16	$10,308	$10,272
7/31/16	$10,407	$10,328
8/31/16	$10,435	$10,324
9/30/16	$10,469	$10,326
10/31/16	$10,384	$10,207
11/30/16	$10,289	$10,096
12/31/16	$10,363	$10,134
1/31/17	$10,278	$10,047
2/28/17	$10,418	$10,146
3/31/17	$10,412	$10,140
4/30/17	$10,436	$10,201
5/31/17	$10,480	$10,244
6/30/17	$10,445	$10,199
7/31/17	$10,490	$10,223
8/31/17	$10,595	$10,317
9/30/17	$10,570	$10,269
10/31/17	$10,646	$10,340
11/30/17	$10,681	$10,380
12/31/17	$10,659	$10,385
1/31/18	$10,673	$10,344
2/28/18	$10,689	$10,377
3/31/18	$10,788	$10,483
4/30/18	$10,767	$10,472
5/31/18	$10,786	$10,487
6/30/18	$10,828	$10,533
7/31/18	$10,829	$10,531
8/31/18	$10,831	$10,537
9/30/18	$10,811	$10,515
10/31/18	$10,832	$10,545
11/30/18	$10,824	$10,591
12/31/18	$10,869	$10,714
1/31/19	$11,013	$10,823
2/28/19	$11,036	$10,847
3/31/19	$11,174	$11,031
4/30/19	$11,190	$11,036
5/31/19	$11,300	$11,168
6/30/19	$11,462	$11,334
7/31/19	$11,570	$11,473
8/31/19	$11,741	$11,704
9/30/19	$11,680	$11,655
10/31/19	$11,629	$11,588
11/30/19	$11,581	$11,566
12/31/19	$11,591	$11,526
1/31/20	$11,766	$11,723
2/29/20	$11,789	$11,817
3/31/20	$11,349	$11,584
4/30/20	$11,589	$11,748
5/31/20	$11,675	$11,750
6/30/20	$11,759	$11,788
7/31/20	$11,900	$11,872
8/31/20	$11,903	$11,788
9/30/20	$11,992	$11,868
10/31/20	$12,069	$11,904
11/30/20	$12,134	$11,932
12/31/20	$12,224	$11,980
1/31/21	$12,211	$11,927
2/28/21	$12,032	$11,729
3/31/21	$12,041	$11,752
4/30/21	$12,030	$11,740
5/31/21	$12,039	$11,755
6/30/21	$12,036	$11,793
7/31/21	$12,156	$11,953
8/31/21	$12,119	$11,924
9/30/21	$12,004	$11,804
10/31/21	$11,922	$11,754
11/30/21	$11,995	$11,877
12/31/21	$11,942	$11,812
1/31/22	$11,850	$11,681
2/28/22	$11,648	$11,522
3/31/22	$11,479	$11,334
4/30/22	$11,246	$11,121
5/31/22	$11,134	$11,039
6/30/22	$10,900	$10,879
7/31/22	$11,184	$11,172
8/31/22	$10,919	$10,889
9/30/22	$10,621	$10,639
10/31/22	$10,695	$10,693
11/30/22	$10,869	$10,860
12/31/22	$10,697	$10,659
1/31/23	$10,931	$10,839
2/28/23	$10,832	$10,748
3/31/23	$10,985	$10,964
4/30/23	$11,014	$11,009
5/31/23	$11,012	$11,026
6/30/23	$11,042	$11,044
7/31/23	$11,074	$11,052
8/31/23	$11,098	$11,083
9/30/23	$10,998	$10,958
10/31/23	$10,974	$10,955
11/30/23	$11,267	$11,239
12/31/23	$11,637	$11,545
1/31/24	$11,609	$11,528
2/29/24	$11,604	$11,511
3/31/24	$11,758	$11,612
4/30/24	$11,652	$11,505
5/31/24	$11,693	$11,531
6/30/24	$11,757	$11,625
7/31/24	$11,917	$11,814
8/31/24	$11,957	$11,909
9/30/24	$12,104	$12,030
10/31/24	$11,998	$11,971
11/30/24	$12,206	$12,129
12/31/24	$12,218	$12,119
1/31/25	$12,280	$12,150
2/28/25	$12,314	$12,197
3/31/25	$12,230	$12,099
4/30/25	$12,343	$12,279
5/31/25	$12,345	$12,271
6/30/25	$12,460	$12,333
7/31/25	$12,449	$12,335
8/31/25	$12,501	$12,338
9/30/25	$12,552	$12,393
10/31/25	$12,700	$12,508
11/30/25	$12,679	$12,493
12/31/25	$12,663	$12,458
1/31/26	$12,720	$12,501
2/28/26	$12,841	$12,657
3/31/26	$12,444	$12,434

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
Class R	1.75%	0.66%	2.21%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

Class R: PFRRX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS4507TSRAR_033126

I-3: PFONX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Fund at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I-3	$80	0.79%

How did the Fund perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Long exposure to select Latin American currencies, including the Brazilian real and the Mexican peso, contributed to relative performance versus the Bloomberg Global Aggregate ex-USD (USD Hedged) Index (“Index”), as they appreciated relative to the U.S. dollar.

  Positioning within select emerging market Central, Eastern European, Middle Eastern and African currencies, including long exposure to the Turkish lira, contributed to relative performance versus the Index, as cash rates remained elevated.

  Curve positioning in the U.S., including short exposure to the long-end, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to Australian duration detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the euro bloc, including overweight exposure to the front-end in March 2026, detracted from relative performance versus the Index, as yields rose.

  Positioning within Japanese rates, particularly an overweight exposure to the long-end of the curve throughout 2025, detracted from relative performance versus the Index, as yields rose.

Fund Performance

In addition to the Fund's performance, the graph and the table in this section include performance of a broad-based securities market index (i.e., a regulatory index). The Fund's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Fund, if shorter. For periods prior to the inception date of I-3 shares (4/27/2018), performance information shown in the graph and table for these shares is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the fees and other expenses paid by I-3 shares. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $1,000,000 Investment

Table Summary
	I-3	Bloomberg Global Aggregate ex-USD (USD Hedged) Index
3/31/16	$1,000,000	$1,000,000
4/30/16	$1,003,391	$999,752
5/31/16	$1,009,011	$1,007,012
6/30/16	$1,032,119	$1,027,203
7/31/16	$1,042,463	$1,032,831
8/31/16	$1,045,646	$1,032,433
9/30/16	$1,049,551	$1,032,621
10/31/16	$1,041,446	$1,020,714
11/30/16	$1,032,369	$1,009,599
12/31/16	$1,040,268	$1,013,379
1/31/17	$1,032,129	$1,004,691
2/28/17	$1,046,589	$1,014,620
3/31/17	$1,046,469	$1,013,985
4/30/17	$1,049,269	$1,020,076
5/31/17	$1,054,069	$1,024,428
6/30/17	$1,051,086	$1,019,924
7/31/17	$1,055,980	$1,022,252
8/31/17	$1,067,016	$1,031,725
9/30/17	$1,064,971	$1,026,894
10/31/17	$1,073,064	$1,034,042
11/30/17	$1,077,037	$1,038,041
12/31/17	$1,075,255	$1,038,530
1/31/18	$1,077,121	$1,034,390
2/28/18	$1,079,181	$1,037,723
3/31/18	$1,089,618	$1,048,260
4/30/18	$1,087,935	$1,047,239
5/31/18	$1,090,338	$1,048,741
6/30/18	$1,095,004	$1,053,273
7/31/18	$1,095,593	$1,053,131
8/31/18	$1,096,321	$1,053,687
9/30/18	$1,094,689	$1,051,528
10/31/18	$1,097,261	$1,054,536
11/30/18	$1,096,982	$1,059,131
12/31/18	$1,101,946	$1,071,435
1/31/19	$1,117,100	$1,082,327
2/28/19	$1,119,870	$1,084,737
3/31/19	$1,134,341	$1,103,136
4/30/19	$1,136,391	$1,103,603
5/31/19	$1,148,058	$1,116,826
6/30/19	$1,164,970	$1,133,422
7/31/19	$1,176,526	$1,147,262
8/31/19	$1,194,418	$1,170,355
9/30/19	$1,188,709	$1,165,503
10/31/19	$1,183,995	$1,158,762
11/30/19	$1,179,580	$1,156,582
12/31/19	$1,181,089	$1,152,558
1/31/20	$1,199,551	$1,172,322
2/29/20	$1,202,300	$1,181,691
3/31/20	$1,157,884	$1,158,385
4/30/20	$1,182,893	$1,174,790
5/31/20	$1,192,194	$1,175,029
6/30/20	$1,201,280	$1,178,782
7/31/20	$1,216,253	$1,187,248
8/31/20	$1,217,007	$1,178,783
9/30/20	$1,226,564	$1,186,761
10/31/20	$1,235,065	$1,190,407
11/30/20	$1,242,191	$1,193,173
12/31/20	$1,251,972	$1,197,966
1/31/21	$1,251,112	$1,192,704
2/28/21	$1,233,238	$1,172,946
3/31/21	$1,234,684	$1,175,225
4/30/21	$1,234,143	$1,173,983
5/31/21	$1,235,514	$1,175,497
6/30/21	$1,235,733	$1,179,329
7/31/21	$1,248,563	$1,195,289
8/31/21	$1,245,326	$1,192,415
9/30/21	$1,233,948	$1,180,375
10/31/21	$1,226,055	$1,175,360
11/30/21	$1,234,079	$1,187,659
12/31/21	$1,229,230	$1,181,207
1/31/22	$1,220,226	$1,168,072
2/28/22	$1,199,821	$1,152,222
3/31/22	$1,182,972	$1,133,367
4/30/22	$1,159,392	$1,112,057
5/31/22	$1,148,313	$1,103,892
6/30/22	$1,124,662	$1,087,939
7/31/22	$1,154,486	$1,117,223
8/31/22	$1,127,614	$1,088,873
9/30/22	$1,097,265	$1,063,940
10/31/22	$1,105,369	$1,069,303
11/30/22	$1,123,807	$1,086,035
12/31/22	$1,106,517	$1,065,881
1/31/23	$1,131,211	$1,083,944
2/28/23	$1,121,295	$1,074,779
3/31/23	$1,137,650	$1,096,353
4/30/23	$1,141,148	$1,100,949
5/31/23	$1,141,436	$1,102,582
6/30/23	$1,145,024	$1,104,391
7/31/23	$1,148,836	$1,105,221
8/31/23	$1,151,819	$1,108,302
9/30/23	$1,141,903	$1,095,771
10/31/23	$1,139,921	$1,095,451
11/30/23	$1,170,855	$1,123,922
12/31/23	$1,209,800	$1,154,517
1/31/24	$1,207,390	$1,152,767
2/29/24	$1,207,345	$1,151,079
3/31/24	$1,223,951	$1,161,227
4/30/24	$1,213,391	$1,150,515
5/31/24	$1,218,218	$1,153,088
6/30/24	$1,225,366	$1,162,502
7/31/24	$1,242,621	$1,181,394
8/31/24	$1,247,290	$1,190,851
9/30/24	$1,263,137	$1,202,985
10/31/24	$1,252,560	$1,197,057
11/30/24	$1,274,933	$1,212,865
12/31/24	$1,276,666	$1,211,913
1/31/25	$1,283,714	$1,215,011
2/28/25	$1,287,787	$1,219,729
3/31/25	$1,279,583	$1,209,856
4/30/25	$1,291,968	$1,227,939
5/31/25	$1,292,753	$1,227,117
6/30/25	$1,305,349	$1,233,250
7/31/25	$1,304,742	$1,233,515
8/31/25	$1,310,781	$1,233,773
9/30/25	$1,316,553	$1,239,339
10/31/25	$1,332,678	$1,250,810
11/30/25	$1,330,967	$1,249,324
12/31/25	$1,329,916	$1,245,790
1/31/26	$1,336,510	$1,250,132
2/28/26	$1,349,759	$1,265,736
3/31/26	$1,308,559	$1,243,367

The table below shows the average annual total returns of the Fund and a regulatory index for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Class/Index Name	1 Year	5 Years	10 Years
I-3	2.26%	1.17%	2.73%
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%

All Fund returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.Differences in the Fund’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Fund and the index. For performance current to the most recent month-end, visit www.pimco.com/literature or via 888.87.PIMCO (888.877.4626).

Key Fund StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$18,299,822
# of Portfolio Holdings	2,399
Portfolio Turnover Rate	639%
Total Net Advisory Fees Paid During the Reporting Period	$40,406
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Fund invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
United States	58.9%
China	8.2%
United Kingdom	7.4%
Japan	4.5%
Australia	4.4%
Canada	4.3%
France	3.9%
Spain	3.7%
Ireland	3.3%
Other Countries	23.9%
Short-Term Instruments	2.4%
Affiliated Investments	6.5%
Financial Derivative Instruments	1.1%
Other Assets and Liabilities, Net	(32.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Fund's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Fund Changes

This is a summary of certain changes and planned changes of the Fund since the beginning of the reporting period. For more information, you may refer to the Fund's next prospectus, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Fund Operating Expenses. Annual fund operating expenses increased during the year by 0.07% as a result of higher expenses related to interest.

Additional Information

For additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Fund, please visit: www.pimco.com/tax.

I-3: PFONX

PIMCO International Bond Fund (U.S. Dollar-Hedged)

Annual Shareholder Report |

March 31, 2026

PIMS2182TSRAR_033126

PIMCO ABS and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO ABS and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO ABS and Short-Term Investments Portfolio	$6	0.06%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg Asset-Backed Securities Index (“Index”), as spreads tightened.

  Exposure to agency MBS relative value strategies contributed to relative performance versus the Index, as securities posted positive returns.

  U.S. duration positioning contributed to relative performance versus the Index, as interest rates on the long end of the curve increased.

  Underweight exposure to asset-backed securities detracted from relative performance versus the Index, as spreads tightened.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO ABS and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Asset-Backed Securities Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,106	$10,038	$10,024	$10,002
5/31/16	$10,131	$10,041	$10,034	$10,004
6/30/16	$10,191	$10,221	$10,117	$10,006
7/31/16	$10,281	$10,286	$10,109	$10,009
8/31/16	$10,331	$10,274	$10,110	$10,011
9/30/16	$10,400	$10,268	$10,137	$10,013
10/31/16	$10,433	$10,190	$10,133	$10,016
11/30/16	$10,416	$9,949	$10,081	$10,019
12/31/16	$10,458	$9,963	$10,066	$10,022
1/31/17	$10,509	$9,982	$10,088	$10,025
2/28/17	$10,577	$10,049	$10,102	$10,029
3/31/17	$10,637	$10,044	$10,120	$10,034
4/30/17	$10,679	$10,122	$10,152	$10,039
5/31/17	$10,765	$10,199	$10,188	$10,045
6/30/17	$10,811	$10,189	$10,181	$10,052
7/31/17	$10,879	$10,233	$10,208	$10,060
8/31/17	$10,991	$10,325	$10,247	$10,069
9/30/17	$11,027	$10,276	$10,224	$10,078
10/31/17	$11,053	$10,282	$10,230	$10,087
11/30/17	$11,079	$10,268	$10,220	$10,096
12/31/17	$11,111	$10,316	$10,222	$10,106
1/31/18	$11,137	$10,197	$10,193	$10,117
2/28/18	$11,155	$10,100	$10,165	$10,128
3/31/18	$11,186	$10,165	$10,183	$10,141
4/30/18	$11,213	$10,089	$10,179	$10,155
5/31/18	$11,274	$10,161	$10,221	$10,170
6/30/18	$11,301	$10,149	$10,225	$10,185
7/31/18	$11,336	$10,151	$10,235	$10,202
8/31/18	$11,372	$10,216	$10,280	$10,219
9/30/18	$11,406	$10,151	$10,276	$10,236
10/31/18	$11,424	$10,070	$10,283	$10,255
11/30/18	$11,424	$10,131	$10,322	$10,274
12/31/18	$11,452	$10,317	$10,404	$10,294
1/31/19	$11,516	$10,426	$10,453	$10,315
2/28/19	$11,553	$10,420	$10,482	$10,334
3/31/19	$11,622	$10,620	$10,558	$10,356
4/30/19	$11,677	$10,623	$10,586	$10,377
5/31/19	$11,732	$10,812	$10,689	$10,398
6/30/19	$11,786	$10,947	$10,734	$10,419
7/31/19	$11,823	$10,971	$10,732	$10,440
8/31/19	$11,851	$11,256	$10,849	$10,460
9/30/19	$11,891	$11,196	$10,833	$10,478
10/31/19	$11,928	$11,230	$10,862	$10,496
11/30/19	$11,965	$11,224	$10,864	$10,511
12/31/19	$11,999	$11,216	$10,875	$10,526
1/31/20	$12,056	$11,432	$10,983	$10,540
2/29/20	$12,085	$11,638	$11,081	$10,554
3/31/20	$11,422	$11,569	$10,852	$10,567
4/30/20	$11,642	$11,775	$10,997	$10,576
5/31/20	$11,785	$11,830	$11,118	$10,580
6/30/20	$11,888	$11,904	$11,236	$10,581
7/31/20	$11,984	$12,082	$11,283	$10,582
8/31/20	$12,090	$11,984	$11,311	$10,584
9/30/20	$12,141	$11,978	$11,326	$10,585
10/31/20	$12,179	$11,924	$11,327	$10,586
11/30/20	$12,247	$12,041	$11,344	$10,586
12/31/20	$12,321	$12,058	$11,366	$10,587
1/31/21	$12,430	$11,971	$11,382	$10,588
2/28/21	$12,479	$11,799	$11,367	$10,589
3/31/21	$12,489	$11,651	$11,349	$10,589
4/30/21	$12,529	$11,743	$11,364	$10,590
5/31/21	$12,529	$11,782	$11,389	$10,590
6/30/21	$12,541	$11,864	$11,387	$10,590
7/31/21	$12,580	$11,997	$11,410	$10,590
8/31/21	$12,610	$11,974	$11,410	$10,590
9/30/21	$12,667	$11,871	$11,393	$10,591
10/31/21	$12,667	$11,867	$11,353	$10,591
11/30/21	$12,647	$11,902	$11,346	$10,592
12/31/21	$12,669	$11,872	$11,328	$10,592
1/31/22	$12,649	$11,616	$11,264	$10,593
2/28/22	$12,557	$11,487	$11,193	$10,593
3/31/22	$12,394	$11,168	$11,001	$10,595
4/30/22	$12,302	$10,744	$10,917	$10,598
5/31/22	$12,251	$10,813	$10,951	$10,603
6/30/22	$12,117	$10,643	$10,901	$10,610
7/31/22	$12,209	$10,903	$10,953	$10,621
8/31/22	$12,188	$10,595	$10,881	$10,637
9/30/22	$11,980	$10,138	$10,754	$10,658
10/31/22	$11,866	$10,006	$10,664	$10,684
11/30/22	$11,949	$10,374	$10,770	$10,715
12/31/22	$12,077	$10,327	$10,841	$10,751
1/31/23	$12,301	$10,645	$10,994	$10,791
2/28/23	$12,290	$10,370	$10,901	$10,829
3/31/23	$12,252	$10,633	$11,042	$10,872
4/30/23	$12,326	$10,698	$11,097	$10,915
5/31/23	$12,380	$10,581	$11,060	$10,961
6/30/23	$12,434	$10,544	$11,030	$11,008
7/31/23	$12,520	$10,536	$11,076	$11,058
8/31/23	$12,542	$10,469	$11,105	$11,110
9/30/23	$12,512	$10,203	$11,057	$11,160
10/31/23	$12,415	$10,042	$11,039	$11,212
11/30/23	$12,643	$10,497	$11,227	$11,264
12/31/23	$12,869	$10,898	$11,441	$11,317
1/31/24	$12,970	$10,868	$11,495	$11,369
2/29/24	$12,981	$10,715	$11,462	$11,419
3/31/24	$13,118	$10,814	$11,519	$11,472
4/30/24	$13,073	$10,541	$11,448	$11,523
5/31/24	$13,197	$10,719	$11,555	$11,577
6/30/24	$13,266	$10,821	$11,632	$11,629
7/31/24	$13,460	$11,074	$11,790	$11,683
8/31/24	$13,585	$11,233	$11,905	$11,737
9/30/24	$13,694	$11,383	$12,022	$11,788
10/31/24	$13,648	$11,101	$11,937	$11,839
11/30/24	$13,798	$11,218	$12,021	$11,886
12/31/24	$13,819	$11,035	$12,015	$11,933
1/31/25	$13,926	$11,093	$12,054	$11,979
2/28/25	$14,069	$11,337	$12,172	$12,020
3/31/25	$14,125	$11,342	$12,199	$12,064
4/30/25	$14,078	$11,386	$12,259	$12,108
5/31/25	$14,209	$11,305	$12,261	$12,153
6/30/25	$14,339	$11,478	$12,368	$12,196
7/31/25	$14,387	$11,448	$12,383	$12,242
8/31/25	$14,532	$11,585	$12,502	$12,287
9/30/25	$14,618	$11,711	$12,571	$12,331
10/31/25	$14,717	$11,785	$12,618	$12,375
11/30/25	$14,802	$11,858	$12,689	$12,416
12/31/25	$14,901	$11,840	$12,728	$12,457
1/31/26	$14,976	$11,853	$12,759	$12,498
2/28/26	$15,039	$12,047	$12,870	$12,534
3/31/26	$15,015	$11,835	$12,767	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO ABS and Short-Term Investments Portfolio	6.30%	3.75%	4.15%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%
Bloomberg Asset-Backed Securities Index	4.66%	2.38%	2.47%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$8,670,254
# of Portfolio Holdings	2,275
Portfolio Turnover Rate	677%
Total Net Advisory Fees Paid During the Reporting Period	$1,611
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	60.5%
Asset-Backed Securities	55.1%
Non-Agency Mortgage-Backed Securities	18.6%
U.S. Treasury Obligations	1.0%
Corporate Bonds & Notes	0.2%
Short-Term Instruments	1.1%
Affiliated Investments	18.5%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(55.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO ABS and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0460TSRAR_033126

PIMCO EM Bond and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO EM Bond and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO EM Bond and Short-Term Investments Portfolio	$20	0.19%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to the Turkish lira contributed to relative performance versus the Custom JPM ELMI+ Benchmark (“Index”), as the currency had positive carry.

  Overweight exposure to the Brazilian real contributed to relative performance versus the Index, as the currency appreciated.

  Overweight exposure to the South African rand contributed to relative performance versus the Index, as the currency appreciated.

  Underweight exposure to the Taiwanese dollar detracted from relative performance versus the Index, as the currency appreciated.

  Underweight exposure to the Malaysian ringgit detracted from relative performance versus the Index, as the currency appreciated.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Bloomberg Global Aggregate (USD Hedged) Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO EM Bond and Short-Term Investments Portfolio	Bloomberg Global Aggregate (USD Hedged) Index	Custom JPM ELMI + Benchmark	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,171	$10,017	$10,100	$10,002
5/31/16	$10,129	$10,059	$9,835	$10,004
6/30/16	$10,311	$10,251	$10,182	$10,006
7/31/16	$10,257	$10,312	$10,166	$10,009
8/31/16	$10,397	$10,307	$10,213	$10,011
9/30/16	$10,407	$10,306	$10,253	$10,013
10/31/16	$10,589	$10,206	$10,219	$10,016
11/30/16	$10,611	$10,037	$9,862	$10,019
12/31/16	$10,787	$10,065	$10,000	$10,022
1/31/17	$10,604	$10,028	$10,186	$10,025
2/28/17	$10,615	$10,114	$10,329	$10,029
3/31/17	$10,604	$10,109	$10,456	$10,034
4/30/17	$10,680	$10,178	$10,501	$10,039
5/31/17	$10,637	$10,237	$10,622	$10,045
6/30/17	$10,733	$10,208	$10,561	$10,052
7/31/17	$10,776	$10,242	$10,739	$10,060
8/31/17	$10,830	$10,335	$10,835	$10,069
9/30/17	$10,991	$10,288	$10,847	$10,078
10/31/17	$10,787	$10,331	$10,758	$10,087
11/30/17	$10,787	$10,347	$10,949	$10,096
12/31/17	$10,899	$10,370	$11,044	$10,106
1/31/18	$11,114	$10,296	$11,333	$10,117
2/28/18	$11,232	$10,273	$11,224	$10,128
3/31/18	$11,226	$10,358	$11,256	$10,141
4/30/18	$11,129	$10,320	$11,005	$10,155
5/31/18	$10,739	$10,358	$10,786	$10,170
6/30/18	$10,545	$10,377	$10,628	$10,185
7/31/18	$10,916	$10,380	$10,726	$10,202
8/31/18	$10,163	$10,412	$10,383	$10,219
9/30/18	$10,479	$10,372	$10,503	$10,236
10/31/18	$10,981	$10,352	$10,523	$10,255
11/30/18	$11,025	$10,403	$10,602	$10,274
12/31/18	$11,003	$10,553	$10,631	$10,294
1/31/19	$11,223	$10,665	$10,963	$10,315
2/28/19	$11,270	$10,678	$10,929	$10,334
3/31/19	$11,281	$10,869	$10,847	$10,356
4/30/19	$11,327	$10,875	$10,866	$10,377
5/31/19	$11,351	$11,032	$10,825	$10,398
6/30/19	$11,512	$11,186	$11,103	$10,419
7/31/19	$11,570	$11,274	$11,137	$10,440
8/31/19	$11,397	$11,530	$10,764	$10,460
9/30/19	$11,524	$11,477	$10,878	$10,478
10/31/19	$11,489	$11,457	$11,106	$10,496
11/30/19	$11,489	$11,443	$11,021	$10,511
12/31/19	$11,531	$11,420	$11,308	$10,526
1/31/20	$11,531	$11,626	$11,126	$10,540
2/29/20	$11,415	$11,768	$10,845	$10,554
3/31/20	$10,701	$11,585	$10,241	$10,567
4/30/20	$10,887	$11,773	$10,366	$10,576
5/31/20	$11,202	$11,806	$10,478	$10,580
6/30/20	$11,330	$11,865	$10,557	$10,581
7/31/20	$11,493	$11,995	$10,718	$10,582
8/31/20	$11,516	$11,908	$10,756	$10,584
9/30/20	$11,481	$11,951	$10,632	$10,585
10/31/20	$11,516	$11,952	$10,614	$10,586
11/30/20	$11,796	$12,020	$10,965	$10,586
12/31/20	$12,063	$12,057	$11,193	$10,587
1/31/21	$11,923	$11,993	$11,083	$10,588
2/28/21	$11,655	$11,806	$11,030	$10,589
3/31/21	$11,573	$11,760	$10,896	$10,589
4/30/21	$11,701	$11,790	$11,077	$10,590
5/31/21	$11,900	$11,817	$11,255	$10,590
6/30/21	$11,963	$11,874	$11,202	$10,590
7/31/21	$11,822	$12,022	$11,105	$10,590
8/31/21	$11,787	$11,998	$11,194	$10,590
9/30/21	$11,508	$11,884	$11,001	$10,591
10/31/21	$11,520	$11,853	$11,059	$10,591
11/30/21	$11,473	$11,938	$10,845	$10,592
12/31/21	$11,542	$11,890	$10,958	$10,592
1/31/22	$11,409	$11,703	$10,999	$10,593
2/28/22	$11,120	$11,547	$10,615	$10,593
3/31/22	$11,114	$11,298	$9,445	$10,595
4/30/22	$10,750	$10,994	$9,186	$10,598
5/31/22	$10,859	$10,979	$9,294	$10,603
6/30/22	$10,517	$10,813	$9,018	$10,610
7/31/22	$10,762	$11,088	$8,989	$10,621
8/31/22	$10,786	$10,799	$8,971	$10,637
9/30/22	$10,505	$10,452	$8,692	$10,658
10/31/22	$10,580	$10,416	$8,769	$10,684
11/30/22	$10,766	$10,682	$9,131	$10,715
12/31/22	$10,808	$10,556	$9,305	$10,751
1/31/23	$10,988	$10,799	$9,587	$10,791
2/28/23	$10,821	$10,626	$9,391	$10,829
3/31/23	$11,093	$10,862	$9,600	$10,872
4/30/23	$11,144	$10,918	$9,623	$10,915
5/31/23	$11,118	$10,875	$9,511	$10,961
6/30/23	$11,327	$10,869	$9,667	$11,008
7/31/23	$11,470	$10,872	$9,866	$11,058
8/31/23	$11,457	$10,858	$9,688	$11,110
9/30/23	$11,276	$10,671	$9,599	$11,160
10/31/23	$11,250	$10,595	$9,594	$11,212
11/30/23	$11,473	$10,960	$9,902	$11,264
12/31/23	$11,804	$11,310	$10,068	$11,317
1/31/24	$11,791	$11,288	$9,918	$11,369
2/29/24	$11,871	$11,210	$9,943	$11,419
3/31/24	$12,067	$11,311	$9,950	$11,472
4/30/24	$11,945	$11,129	$9,849	$11,523
5/31/24	$12,217	$11,228	$9,938	$11,577
6/30/24	$12,135	$11,325	$9,843	$11,629
7/31/24	$12,244	$11,544	$9,939	$11,683
8/31/24	$12,122	$11,670	$10,222	$11,737
9/30/24	$12,339	$11,806	$10,470	$11,788
10/31/24	$12,461	$11,646	$10,140	$11,839
11/30/24	$12,720	$11,784	$10,036	$11,886
12/31/24	$12,686	$11,694	$9,909	$11,933
1/31/25	$12,959	$11,739	$10,090	$11,979
2/28/25	$13,205	$11,881	$10,134	$12,020
3/31/25	$13,336	$11,831	$10,278	$12,064
4/30/25	$13,048	$11,948	$10,571	$12,108
5/31/25	$12,800	$11,908	$10,716	$12,153
6/30/25	$13,165	$12,022	$10,953	$12,196
7/31/25	$13,363	$12,013	$10,791	$12,242
8/31/25	$13,633	$12,078	$10,972	$12,287
9/30/25	$14,119	$12,167	$11,045	$12,331
10/31/25	$14,394	$12,263	$11,029	$12,375
11/30/25	$14,684	$12,289	$11,114	$12,416
12/31/25	$14,774	$12,263	$11,214	$12,457
1/31/26	$15,027	$12,292	$11,438	$12,498
2/28/26	$15,339	$12,465	$11,590	$12,534
3/31/26	$14,660	$12,244	$11,245	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO EM Bond and Short-Term Investments Portfolio	9.93%	4.84%	3.90%
Bloomberg Global Aggregate (USD Hedged) Index	3.49%	0.81%	2.05%
Custom JPM ELMI + Benchmark	9.41%	0.63%	1.18%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$488,090
# of Portfolio Holdings	668
Portfolio Turnover Rate	35%
Total Net Advisory Fees Paid During the Reporting Period	$89
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Colombia	14.6%
Peru	13.3%
South Africa	12.4%
Saudi Arabia	9.4%
Mexico	6.6%
Luxembourg	5.1%
Romania	4.6%
United States	4.2%
Israel	2.9%
Other Countries	18.7%
Short-Term Instruments	0.9%
Affiliated Investments	4.5%
Financial Derivative Instruments	2.9%
Other Assets and Liabilities, Net	(0.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.05% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO EM Bond and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0138TSRAR_033126

PIMCO High Yield and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO High Yield and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO High Yield and Short-Term Investments Portfolio	$10	0.10%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to restructure equity, specifically exposure to a mortgage originator, contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated Index (“Index”), as prices rose.

  Overweight exposure to the energy services sector contributed to relative performance versus the Index, as the sector outperformed.

  Security selection within the healthcare sector, specifically overweight exposure to a hospital operator, contributed to relative performance versus the Index, as spreads tightened.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within the retail sector, specifically overweight exposure to a department store retailer, detracted from relative performance versus the Index, as spreads widened.

  Security selection within the finance and brokerage sector, specifically overweight exposure to a financial services provider, detracted from relative performance versus the Index, as spreads widened.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO High Yield and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,544	$10,038	$10,335	$10,002
5/31/16	$10,730	$10,041	$10,369	$10,004
6/30/16	$10,896	$10,221	$10,460	$10,006
7/31/16	$11,160	$10,286	$10,716	$10,009
8/31/16	$11,408	$10,274	$10,933	$10,011
9/30/16	$11,530	$10,268	$10,985	$10,013
10/31/16	$11,560	$10,190	$10,999	$10,016
11/30/16	$11,500	$9,949	$10,941	$10,019
12/31/16	$11,687	$9,963	$11,125	$10,022
1/31/17	$11,916	$9,982	$11,252	$10,025
2/28/17	$12,114	$10,049	$11,397	$10,029
3/31/17	$12,129	$10,044	$11,380	$10,034
4/30/17	$12,347	$10,122	$11,520	$10,039
5/31/17	$12,548	$10,199	$11,615	$10,045
6/30/17	$12,576	$10,189	$11,633	$10,052
7/31/17	$12,718	$10,233	$11,754	$10,060
8/31/17	$12,797	$10,325	$11,766	$10,069
9/30/17	$12,882	$10,276	$11,858	$10,078
10/31/17	$12,979	$10,282	$11,909	$10,087
11/30/17	$13,027	$10,268	$11,877	$10,096
12/31/17	$13,104	$10,316	$11,900	$10,106
1/31/18	$13,104	$10,197	$11,952	$10,117
2/28/18	$12,941	$10,100	$11,834	$10,128
3/31/18	$12,907	$10,165	$11,767	$10,141
4/30/18	$12,940	$10,089	$11,834	$10,155
5/31/18	$13,007	$10,161	$11,818	$10,170
6/30/18	$13,076	$10,149	$11,845	$10,185
7/31/18	$13,194	$10,151	$11,972	$10,202
8/31/18	$13,330	$10,216	$12,066	$10,219
9/30/18	$13,437	$10,151	$12,127	$10,236
10/31/18	$13,265	$10,070	$11,949	$10,255
11/30/18	$13,145	$10,131	$11,884	$10,274
12/31/18	$12,973	$10,317	$11,659	$10,294
1/31/19	$13,512	$10,426	$12,176	$10,315
2/28/19	$13,704	$10,420	$12,376	$10,334
3/31/19	$13,822	$10,620	$12,514	$10,356
4/30/19	$14,054	$10,623	$12,674	$10,377
5/31/19	$14,036	$10,812	$12,542	$10,398
6/30/19	$14,340	$10,947	$12,867	$10,419
7/31/19	$14,104	$10,971	$12,943	$10,440
8/31/19	$14,194	$11,256	$13,038	$10,460
9/30/19	$14,147	$11,196	$13,083	$10,478
10/31/19	$14,147	$11,230	$13,127	$10,496
11/30/19	$14,184	$11,224	$13,206	$10,511
12/31/19	$14,488	$11,216	$13,420	$10,526
1/31/20	$14,602	$11,432	$13,429	$10,540
2/29/20	$14,412	$11,638	$13,236	$10,554
3/31/20	$13,260	$11,569	$11,826	$10,567
4/30/20	$13,672	$11,775	$12,320	$10,576
5/31/20	$14,142	$11,830	$12,863	$10,580
6/30/20	$14,346	$11,904	$12,952	$10,581
7/31/20	$14,783	$12,082	$13,580	$10,582
8/31/20	$15,001	$11,984	$13,681	$10,584
9/30/20	$14,954	$11,978	$13,512	$10,585
10/31/20	$15,075	$11,924	$13,579	$10,586
11/30/20	$15,539	$12,041	$14,060	$10,586
12/31/20	$15,772	$12,058	$14,286	$10,587
1/31/21	$15,813	$11,971	$14,302	$10,588
2/28/21	$15,875	$11,799	$14,327	$10,589
3/31/21	$15,837	$11,651	$14,331	$10,589
4/30/21	$16,003	$11,743	$14,483	$10,590
5/31/21	$16,108	$11,782	$14,515	$10,590
6/30/21	$16,548	$11,864	$14,703	$10,590
7/31/21	$16,653	$11,997	$14,768	$10,590
8/31/21	$17,871	$11,974	$14,847	$10,590
9/30/21	$18,046	$11,871	$14,839	$10,591
10/31/21	$17,918	$11,867	$14,816	$10,591
11/30/21	$17,747	$11,902	$14,672	$10,592
12/31/21	$18,155	$11,872	$14,952	$10,592
1/31/22	$17,723	$11,616	$14,526	$10,593
2/28/22	$17,399	$11,487	$14,396	$10,593
3/31/22	$17,168	$11,168	$14,263	$10,595
4/30/22	$16,510	$10,744	$13,752	$10,598
5/31/22	$16,247	$10,813	$13,843	$10,603
6/30/22	$15,527	$10,643	$12,910	$10,610
7/31/22	$16,041	$10,903	$13,705	$10,621
8/31/22	$15,795	$10,595	$13,332	$10,637
9/30/22	$15,172	$10,138	$12,812	$10,658
10/31/22	$15,400	$10,006	$13,195	$10,684
11/30/22	$16,014	$10,374	$13,470	$10,715
12/31/22	$16,069	$10,327	$13,367	$10,751
1/31/23	$16,778	$10,645	$13,851	$10,791
2/28/23	$16,549	$10,370	$13,646	$10,829
3/31/23	$16,303	$10,633	$13,843	$10,872
4/30/23	$16,421	$10,698	$13,960	$10,915
5/31/23	$16,184	$10,581	$13,823	$10,961
6/30/23	$16,457	$10,544	$14,017	$11,008
7/31/23	$16,721	$10,536	$14,198	$11,058
8/31/23	$16,745	$10,469	$14,225	$11,110
9/30/23	$16,591	$10,203	$14,049	$11,160
10/31/23	$16,420	$10,042	$13,914	$11,212
11/30/23	$17,151	$10,497	$14,550	$11,264
12/31/23	$17,756	$10,898	$15,047	$11,317
1/31/24	$17,731	$10,868	$15,058	$11,369
2/29/24	$17,706	$10,715	$15,064	$11,419
3/31/24	$17,945	$10,814	$15,241	$11,472
4/30/24	$17,765	$10,541	$15,101	$11,523
5/31/24	$17,997	$10,719	$15,270	$11,577
6/30/24	$18,215	$10,821	$15,425	$11,629
7/31/24	$18,583	$11,074	$15,683	$11,683
8/31/24	$18,871	$11,233	$15,924	$11,737
9/30/24	$19,131	$11,383	$16,104	$11,788
10/31/24	$19,131	$11,101	$15,988	$11,839
11/30/24	$19,291	$11,218	$16,160	$11,886
12/31/24	$19,221	$11,035	$16,076	$11,933
1/31/25	$19,517	$11,093	$16,292	$11,979
2/28/25	$19,679	$11,337	$16,402	$12,020
3/31/25	$19,471	$11,342	$16,262	$12,064
4/30/25	$19,390	$11,386	$16,275	$12,108
5/31/25	$19,770	$11,305	$16,518	$12,153
6/30/25	$20,074	$11,478	$16,827	$12,196
7/31/25	$20,213	$11,448	$16,874	$12,242
8/31/25	$20,493	$11,585	$17,073	$12,287
9/30/25	$20,716	$11,711	$17,210	$12,331
10/31/25	$20,859	$11,785	$17,256	$12,375
11/30/25	$21,030	$11,858	$17,370	$12,416
12/31/25	$21,197	$11,840	$17,479	$12,457
1/31/26	$21,256	$11,853	$17,567	$12,498
2/28/26	$21,344	$12,047	$17,620	$12,534
3/31/26	$21,042	$11,835	$17,414	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO High Yield and Short-Term Investments Portfolio	8.07%	5.85%	7.72%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
ICE BofA U.S. High Yield, BB-B Rated Index	7.08%	3.97%	5.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$149,633
# of Portfolio Holdings	680
Portfolio Turnover Rate	59%
Total Net Advisory Fees Paid During the Reporting Period	$29
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	80.4%
Loan Participations and Assignments	6.7%
U.S. Treasury Obligations	3.7%
Common Stocks	3.4%
Preferred Securities	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.4%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	4.7%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO High Yield and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0477TSRAR_033126

PIMCO Investment Grade Credit Bond Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Investment Grade Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Investment Grade Credit Bond Portfolio	$30	0.29%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher) (“Index”), as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Index, as it outperformed the Index.

  Underweight exposure to the media sector contributed to performance versus the Index, as the sector underperformed the Index.

  Duration positioning detracted from performance versus the Index, amid elevated rate volatility.

  Security selection within the banks and brokerage sector, specifically overweight exposure to a regional bank, detracted from performance versus the Index, as spreads widened.

  Tactical exposure to emerging markets, specifically underweight exposure to Latin American sovereign debt, detracted from performance versus the Index, as spreads tightened.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Investment Grade Credit Bond Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,116	$10,038	$10,142	$10,002
5/31/16	$10,179	$10,041	$10,132	$10,004
6/30/16	$10,302	$10,221	$10,376	$10,006
7/31/16	$10,503	$10,286	$10,529	$10,009
8/31/16	$10,556	$10,274	$10,560	$10,011
9/30/16	$10,566	$10,268	$10,530	$10,013
10/31/16	$10,555	$10,190	$10,444	$10,016
11/30/16	$10,394	$9,949	$10,146	$10,019
12/31/16	$10,474	$9,963	$10,220	$10,022
1/31/17	$10,540	$9,982	$10,259	$10,025
2/28/17	$10,639	$10,049	$10,383	$10,029
3/31/17	$10,661	$10,044	$10,364	$10,034
4/30/17	$10,739	$10,122	$10,475	$10,039
5/31/17	$10,805	$10,199	$10,598	$10,045
6/30/17	$10,847	$10,189	$10,631	$10,052
7/31/17	$10,914	$10,233	$10,716	$10,060
8/31/17	$10,959	$10,325	$10,806	$10,069
9/30/17	$10,981	$10,276	$10,787	$10,078
10/31/17	$11,015	$10,282	$10,829	$10,087
11/30/17	$11,015	$10,268	$10,821	$10,096
12/31/17	$11,040	$10,316	$10,916	$10,106
1/31/18	$11,029	$10,197	$10,816	$10,117
2/28/18	$10,994	$10,100	$10,636	$10,128
3/31/18	$11,006	$10,165	$10,663	$10,141
4/30/18	$10,994	$10,089	$10,559	$10,155
5/31/18	$11,006	$10,161	$10,608	$10,170
6/30/18	$11,002	$10,149	$10,550	$10,185
7/31/18	$11,084	$10,151	$10,641	$10,202
8/31/18	$11,131	$10,216	$10,693	$10,219
9/30/18	$11,161	$10,151	$10,661	$10,236
10/31/18	$11,114	$10,070	$10,494	$10,255
11/30/18	$11,078	$10,131	$10,472	$10,274
12/31/18	$11,069	$10,317	$10,624	$10,294
1/31/19	$11,298	$10,426	$10,879	$10,315
2/28/19	$11,395	$10,420	$10,909	$10,334
3/31/19	$11,524	$10,620	$11,189	$10,356
4/30/19	$11,621	$10,623	$11,255	$10,377
5/31/19	$11,609	$10,812	$11,414	$10,398
6/30/19	$11,748	$10,947	$11,695	$10,419
7/31/19	$11,821	$10,971	$11,763	$10,440
8/31/19	$11,894	$11,256	$12,138	$10,460
9/30/19	$11,931	$11,196	$12,059	$10,478
10/31/19	$12,018	$11,230	$12,136	$10,496
11/30/19	$12,055	$11,224	$12,167	$10,511
12/31/19	$12,125	$11,216	$12,213	$10,526
1/31/20	$12,250	$11,432	$12,503	$10,540
2/29/20	$12,250	$11,638	$12,660	$10,554
3/31/20	$11,437	$11,569	$11,681	$10,567
4/30/20	$11,799	$11,775	$12,286	$10,576
5/31/20	$12,000	$11,830	$12,504	$10,580
6/30/20	$12,232	$11,904	$12,761	$10,581
7/31/20	$12,457	$12,082	$13,183	$10,582
8/31/20	$12,482	$11,984	$13,014	$10,584
9/30/20	$12,484	$11,978	$12,973	$10,585
10/31/20	$12,497	$11,924	$12,958	$10,586
11/30/20	$12,725	$12,041	$13,315	$10,586
12/31/20	$12,817	$12,058	$13,384	$10,587
1/31/21	$12,791	$11,971	$13,217	$10,588
2/28/21	$12,701	$11,799	$12,986	$10,589
3/31/21	$12,591	$11,651	$12,771	$10,589
4/30/21	$12,706	$11,743	$12,910	$10,590
5/31/21	$12,771	$11,782	$13,008	$10,590
6/30/21	$12,874	$11,864	$13,217	$10,590
7/31/21	$12,978	$11,997	$13,392	$10,590
8/31/21	$12,965	$11,974	$13,359	$10,590
9/30/21	$12,912	$11,871	$13,213	$10,591
10/31/21	$12,873	$11,867	$13,244	$10,591
11/30/21	$12,834	$11,902	$13,249	$10,592
12/31/21	$12,884	$11,872	$13,246	$10,592
1/31/22	$12,632	$11,616	$12,805	$10,593
2/28/22	$12,406	$11,487	$12,546	$10,593
3/31/22	$12,139	$11,168	$12,237	$10,595
4/30/22	$11,779	$10,744	$11,567	$10,598
5/31/22	$11,832	$10,813	$11,674	$10,603
6/30/22	$11,527	$10,643	$11,343	$10,610
7/31/22	$11,794	$10,903	$11,705	$10,621
8/31/22	$11,647	$10,595	$11,371	$10,637
9/30/22	$11,333	$10,138	$10,775	$10,658
10/31/22	$11,266	$10,006	$10,669	$10,684
11/30/22	$11,616	$10,374	$11,225	$10,715
12/31/22	$11,647	$10,327	$11,179	$10,751
1/31/23	$12,019	$10,645	$11,624	$10,791
2/28/23	$11,826	$10,370	$11,262	$10,829
3/31/23	$11,967	$10,633	$11,566	$10,872
4/30/23	$12,050	$10,698	$11,659	$10,915
5/31/23	$11,994	$10,581	$11,494	$10,961
6/30/23	$12,036	$10,544	$11,543	$11,008
7/31/23	$12,119	$10,536	$11,586	$11,058
8/31/23	$12,119	$10,469	$11,497	$11,110
9/30/23	$11,961	$10,203	$11,189	$11,160
10/31/23	$11,835	$10,042	$10,980	$11,212
11/30/23	$12,311	$10,497	$11,633	$11,264
12/31/23	$12,657	$10,898	$12,140	$11,317
1/31/24	$12,728	$10,868	$12,119	$11,369
2/29/24	$12,657	$10,715	$11,940	$11,419
3/31/24	$12,787	$10,814	$12,095	$11,472
4/30/24	$12,658	$10,541	$11,790	$11,523
5/31/24	$12,845	$10,719	$12,012	$11,577
6/30/24	$12,933	$10,821	$12,089	$11,629
7/31/24	$13,165	$11,074	$12,376	$11,683
8/31/24	$13,324	$11,233	$12,571	$11,737
9/30/24	$13,476	$11,383	$12,793	$11,788
10/31/24	$13,345	$11,101	$12,483	$11,839
11/30/24	$13,462	$11,218	$12,649	$11,886
12/31/24	$13,423	$11,035	$12,404	$11,933
1/31/25	$13,513	$11,093	$12,475	$11,979
2/28/25	$13,694	$11,337	$12,731	$12,020
3/31/25	$13,698	$11,342	$12,694	$12,064
4/30/25	$13,713	$11,386	$12,690	$12,108
5/31/25	$13,653	$11,305	$12,694	$12,153
6/30/25	$13,915	$11,478	$12,935	$12,196
7/31/25	$13,915	$11,448	$12,947	$12,242
8/31/25	$14,083	$11,585	$13,083	$12,287
9/30/25	$14,277	$11,711	$13,283	$12,331
10/31/25	$14,401	$11,785	$13,340	$12,375
11/30/25	$14,494	$11,858	$13,423	$12,416
12/31/25	$14,462	$11,840	$13,401	$12,457
1/31/26	$14,510	$11,853	$13,426	$12,498
2/28/26	$14,748	$12,047	$13,601	$12,534
3/31/26	$14,412	$11,835	$13,327	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Investment Grade Credit Bond Portfolio	5.21%	2.74%	3.72%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Credit Investment Grade Index (Ex-Aa3 and Higher)	4.99%	0.86%	2.91%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,616,778
# of Portfolio Holdings	877
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$489
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	77.0%
U.S. Government Agencies	9.9%
U.S. Treasury Obligations	5.6%
Preferred Securities	3.6%
Sovereign Issues	1.6%
Non-Agency Mortgage-Backed Securities	1.1%
Asset-Backed Securities	0.8%
Municipal Bonds & Notes	0.7%
Convertible Preferred Securities	0.6%
Loan Participations and Assignments	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	5.8%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(7.1%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses increased during the year by 0.12% as a result of higher expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Investment Grade Credit Bond Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0476TSRAR_033126

PIMCO Long Duration Credit Bond Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Long Duration Credit Bond Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Long Duration Credit Bond Portfolio	$52	0.51%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Relative value positioning within physical versus synthetic credit contributed to relative performance versus the Bloomberg U.S. Long Credit Index (“Index”), as synthetic positioning outperformed cash bonds.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index, as the strategy outperformed like-duration Treasuries.

  Positioning within technology contributed to relative performance versus the Index, as select issuers outperformed.

  Underweight exposure to emerging markets detracted from relative performance versus the Index, as spreads narrowed.

  Interest rates strategies overall, including duration, curve positioning, and instrument selection detracted from relative performance versus the Index, as the curve steepened.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Long Duration Credit Bond Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Long Credit Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,245	$10,038	$10,235
5/31/16	$10,271	$10,041	$10,237
6/30/16	$10,714	$10,221	$10,665
7/31/16	$11,085	$10,286	$10,962
8/31/16	$11,147	$10,274	$11,023
9/30/16	$11,081	$10,268	$10,907
10/31/16	$10,848	$10,190	$10,681
11/30/16	$10,250	$9,949	$10,162
12/31/16	$10,408	$9,963	$10,318
1/31/17	$10,520	$9,982	$10,343
2/28/17	$10,752	$10,049	$10,551
3/31/17	$10,733	$10,044	$10,489
4/30/17	$10,919	$10,122	$10,652
5/31/17	$11,151	$10,199	$10,872
6/30/17	$11,287	$10,189	$10,982
7/31/17	$11,381	$10,233	$11,076
8/31/17	$11,559	$10,325	$11,238
9/30/17	$11,559	$10,276	$11,221
10/31/17	$11,626	$10,282	$11,302
11/30/17	$11,683	$10,268	$11,348
12/31/17	$11,891	$10,316	$11,578
1/31/18	$11,743	$10,197	$11,430
2/28/18	$11,379	$10,100	$11,052
3/31/18	$11,490	$10,165	$11,135
4/30/18	$11,282	$10,089	$10,919
5/31/18	$11,292	$10,161	$10,970
6/30/18	$11,240	$10,149	$10,839
7/31/18	$11,379	$10,151	$11,002
8/31/18	$11,429	$10,216	$11,038
9/30/18	$11,365	$10,151	$10,976
10/31/18	$11,013	$10,070	$10,580
11/30/18	$11,003	$10,131	$10,537
12/31/18	$11,254	$10,317	$10,796
1/31/19	$11,647	$10,426	$11,169
2/28/19	$11,699	$10,420	$11,161
3/31/19	$12,218	$10,620	$11,644
4/30/19	$12,311	$10,623	$11,715
5/31/19	$12,624	$10,812	$11,995
6/30/19	$13,039	$10,947	$12,462
7/31/19	$13,198	$10,971	$12,606
8/31/19	$14,031	$11,256	$13,357
9/30/19	$13,851	$11,196	$13,162
10/31/19	$13,915	$11,230	$13,234
11/30/19	$14,001	$11,224	$13,305
12/31/19	$13,993	$11,216	$13,317
1/31/20	$14,628	$11,432	$13,857
2/29/20	$14,918	$11,638	$14,134
3/31/20	$13,570	$11,569	$12,698
4/30/20	$14,378	$11,775	$13,548
5/31/20	$14,614	$11,830	$13,756
6/30/20	$15,004	$11,904	$14,105
7/31/20	$15,829	$12,082	$14,964
8/31/20	$15,388	$11,984	$14,456
9/30/20	$15,324	$11,978	$14,383
10/31/20	$15,175	$11,924	$14,295
11/30/20	$15,998	$12,041	$15,025
12/31/20	$16,114	$12,058	$15,091
1/31/21	$15,746	$11,971	$14,701
2/28/21	$15,248	$11,799	$14,214
3/31/21	$14,813	$11,651	$13,824
4/30/21	$15,159	$11,743	$14,063
5/31/21	$15,267	$11,782	$14,210
6/30/21	$15,832	$11,864	$14,715
7/31/21	$16,216	$11,997	$15,040
8/31/21	$16,192	$11,974	$14,985
9/30/21	$15,877	$11,871	$14,689
10/31/21	$16,059	$11,867	$14,907
11/30/21	$16,132	$11,902	$14,968
12/31/21	$16,105	$11,872	$14,913
1/31/22	$15,337	$11,616	$14,095
2/28/22	$14,782	$11,487	$13,622
3/31/22	$14,266	$11,168	$13,238
4/30/22	$13,012	$10,744	$11,963
5/31/22	$13,063	$10,813	$12,073
6/30/22	$12,476	$10,643	$11,572
7/31/22	$13,089	$10,903	$12,110
8/31/22	$12,578	$10,595	$11,581
9/30/22	$11,597	$10,138	$10,580
10/31/22	$11,313	$10,006	$10,337
11/30/22	$12,268	$10,374	$11,268
12/31/22	$12,138	$10,327	$11,141
1/31/23	$13,028	$10,645	$11,892
2/28/23	$12,430	$10,370	$11,279
3/31/23	$12,891	$10,633	$11,745
4/30/23	$12,999	$10,698	$11,846
5/31/23	$12,690	$10,581	$11,528
6/30/23	$12,839	$10,544	$11,695
7/31/23	$12,812	$10,536	$11,678
8/31/23	$12,582	$10,469	$11,455
9/30/23	$11,903	$10,203	$10,849
10/31/23	$11,397	$10,042	$10,401
11/30/23	$12,559	$10,497	$11,497
12/31/23	$13,477	$10,898	$12,336
1/31/24	$13,435	$10,868	$12,221
2/29/24	$13,128	$10,715	$11,905
3/31/24	$13,372	$10,814	$12,133
4/30/24	$12,752	$10,541	$11,539
5/31/24	$13,147	$10,719	$11,861
6/30/24	$13,261	$10,821	$11,929
7/31/24	$13,716	$11,074	$12,305
8/31/24	$14,001	$11,233	$12,567
9/30/24	$14,365	$11,383	$12,895
10/31/24	$13,760	$11,101	$12,356
11/30/24	$14,091	$11,218	$12,629
12/31/24	$13,522	$11,035	$12,088
1/31/25	$13,610	$11,093	$12,140
2/28/25	$14,168	$11,337	$12,559
3/31/25	$13,991	$11,342	$12,386
4/30/25	$13,827	$11,386	$12,234
5/31/25	$13,738	$11,305	$12,172
6/30/25	$14,183	$11,478	$12,541
7/31/25	$14,168	$11,448	$12,536
8/31/25	$14,288	$11,585	$12,630
9/30/25	$14,727	$11,711	$13,028
10/31/25	$14,894	$11,785	$13,099
11/30/25	$14,986	$11,858	$13,161
12/31/25	$14,802	$11,840	$13,028
1/31/26	$14,864	$11,853	$13,034
2/28/26	$15,222	$12,047	$13,310
3/31/26	$14,660	$11,835	$12,877

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Long Duration Credit Bond Portfolio	4.78%	(0.21%)	3.90%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. Long Credit Index	3.96%	(1.41%)	2.56%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$28,474,384
# of Portfolio Holdings	2,734
Portfolio Turnover Rate	247%
Total Net Advisory Fees Paid During the Reporting Period	$5,404
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	72.0%
U.S. Treasury Obligations	27.3%
U.S. Government Agencies	16.9%
Sovereign Issues	4.9%
Municipal Bonds & Notes	2.1%
Preferred Securities	1.9%
Non-Agency Mortgage-Backed Securities	1.9%
Asset-Backed Securities	0.5%
Loan Participations and Assignments	0.3%
Other Investments	0.1%
Short-Term Instruments	0.1%
Affiliated Investments	0.1%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(28.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Long Duration Credit Bond Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS1830TSRAR_033126

PIMCO Low Duration Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Low Duration Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Low Duration Portfolio	$5	0.05%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (“Index”), as agency MBS had positive total returns.

  Overweight exposure to investment grade corporate credit, particularly in financials, contributed to relative performance versus the Index, as investment grade corporate bonds had positive total returns and spreads tightened.

  Underweight exposure to U.S. duration, particularly in the 30 year part of the curve, contributed to relative performance versus the Index, as interest rates rose at the long end of the curve.

  Overweight exposure to commercial mortgage-backed securities (“CMBS”) contributed to relative performance versus the Index, as short-term CMBS had positive total returns.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Low Duration Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg 1-3 Year U.S. Government/Credit Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,020	$10,038	$10,014
5/31/16	$10,010	$10,041	$10,007
6/30/16	$10,059	$10,221	$10,067
7/31/16	$10,079	$10,286	$10,069
8/31/16	$10,089	$10,274	$10,058
9/30/16	$10,117	$10,268	$10,069
10/31/16	$10,117	$10,190	$10,066
11/30/16	$10,056	$9,949	$10,024
12/31/16	$10,066	$9,963	$10,030
1/31/17	$10,087	$9,982	$10,049
2/28/17	$10,118	$10,049	$10,066
3/31/17	$10,135	$10,044	$10,071
4/30/17	$10,165	$10,122	$10,090
5/31/17	$10,196	$10,199	$10,106
6/30/17	$10,192	$10,189	$10,102
7/31/17	$10,234	$10,233	$10,128
8/31/17	$10,254	$10,325	$10,149
9/30/17	$10,254	$10,276	$10,136
10/31/17	$10,264	$10,282	$10,134
11/30/17	$10,243	$10,268	$10,112
12/31/17	$10,262	$10,316	$10,115
1/31/18	$10,231	$10,197	$10,088
2/28/18	$10,210	$10,100	$10,079
3/31/18	$10,227	$10,165	$10,095
4/30/18	$10,227	$10,089	$10,084
5/31/18	$10,259	$10,161	$10,122
6/30/18	$10,271	$10,149	$10,123
7/31/18	$10,282	$10,151	$10,129
8/31/18	$10,324	$10,216	$10,164
9/30/18	$10,316	$10,151	$10,157
10/31/18	$10,326	$10,070	$10,168
11/30/18	$10,347	$10,131	$10,197
12/31/18	$10,401	$10,317	$10,277
1/31/19	$10,465	$10,426	$10,317
2/28/19	$10,486	$10,420	$10,333
3/31/19	$10,549	$10,620	$10,401
4/30/19	$10,581	$10,623	$10,425
5/31/19	$10,646	$10,812	$10,497
6/30/19	$10,700	$10,947	$10,555
7/31/19	$10,700	$10,971	$10,549
8/31/19	$10,775	$11,256	$10,634
9/30/19	$10,775	$11,196	$10,628
10/31/19	$10,808	$11,230	$10,665
11/30/19	$10,819	$11,224	$10,665
12/31/19	$10,836	$11,216	$10,691
1/31/20	$10,901	$11,432	$10,750
2/29/20	$10,978	$11,638	$10,838
3/31/20	$10,890	$11,569	$10,871
4/30/20	$10,967	$11,775	$10,940
5/31/20	$11,011	$11,830	$10,977
6/30/20	$11,064	$11,904	$10,999
7/31/20	$11,119	$12,082	$11,019
8/31/20	$11,153	$11,984	$11,023
9/30/20	$11,149	$11,978	$11,024
10/31/20	$11,149	$11,924	$11,026
11/30/20	$11,193	$12,041	$11,037
12/31/20	$11,228	$12,058	$11,047
1/31/21	$11,239	$11,971	$11,051
2/28/21	$11,228	$11,799	$11,048
3/31/21	$11,216	$11,651	$11,043
4/30/21	$11,239	$11,743	$11,051
5/31/21	$11,250	$11,782	$11,064
6/30/21	$11,239	$11,864	$11,047
7/31/21	$11,261	$11,997	$11,066
8/31/21	$11,261	$11,974	$11,066
9/30/21	$11,248	$11,871	$11,057
10/31/21	$11,214	$11,867	$11,021
11/30/21	$11,203	$11,902	$11,012
12/31/21	$11,194	$11,872	$10,995
1/31/22	$11,115	$11,616	$10,916
2/28/22	$11,058	$11,487	$10,869
3/31/22	$10,925	$11,168	$10,721
4/30/22	$10,846	$10,744	$10,664
5/31/22	$10,902	$10,813	$10,729
6/30/22	$10,815	$10,643	$10,654
7/31/22	$10,883	$10,903	$10,710
8/31/22	$10,803	$10,595	$10,626
9/30/22	$10,680	$10,138	$10,496
10/31/22	$10,646	$10,006	$10,483
11/30/22	$10,748	$10,374	$10,570
12/31/22	$10,783	$10,327	$10,590
1/31/23	$10,898	$10,645	$10,675
2/28/23	$10,840	$10,370	$10,595
3/31/23	$10,981	$10,633	$10,750
4/30/23	$11,016	$10,698	$10,786
5/31/23	$10,993	$10,581	$10,753
6/30/23	$10,965	$10,544	$10,710
7/31/23	$11,023	$10,536	$10,755
8/31/23	$11,070	$10,469	$10,793
9/30/23	$11,046	$10,203	$10,788
10/31/23	$11,046	$10,042	$10,821
11/30/23	$11,223	$10,497	$10,947
12/31/23	$11,398	$10,898	$11,078
1/31/24	$11,458	$10,868	$11,121
2/29/24	$11,434	$10,715	$11,081
3/31/24	$11,493	$10,814	$11,125
4/30/24	$11,457	$10,541	$11,088
5/31/24	$11,554	$10,719	$11,168
6/30/24	$11,617	$10,821	$11,231
7/31/24	$11,764	$11,074	$11,364
8/31/24	$11,887	$11,233	$11,467
9/30/24	$11,999	$11,383	$11,563
10/31/24	$11,912	$11,101	$11,497
11/30/24	$11,986	$11,218	$11,536
12/31/24	$12,012	$11,035	$11,561
1/31/25	$12,075	$11,093	$11,613
2/28/25	$12,177	$11,337	$11,695
3/31/25	$12,217	$11,342	$11,749
4/30/25	$12,307	$11,386	$11,838
5/31/25	$12,307	$11,305	$11,822
6/30/25	$12,399	$11,478	$11,898
7/31/25	$12,412	$11,448	$11,895
8/31/25	$12,528	$11,585	$12,000
9/30/25	$12,587	$11,711	$12,040
10/31/25	$12,652	$11,785	$12,080
11/30/25	$12,717	$11,858	$12,137
12/31/25	$12,763	$11,840	$12,179
1/31/26	$12,803	$11,853	$12,207
2/28/26	$12,869	$12,047	$12,270
3/31/26	$12,801	$11,835	$12,213

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Low Duration Portfolio	4.78%	2.68%	2.50%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg 1-3 Year U.S. Government/Credit Bond Index	3.96%	2.04%	2.02%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$2,383,455
# of Portfolio Holdings	467
Portfolio Turnover Rate	84%
Total Net Advisory Fees Paid During the Reporting Period	$469
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	35.9%
U.S. Government Agencies	18.6%
Corporate Bonds & Notes	18.4%
Asset-Backed Securities	10.7%
Non-Agency Mortgage-Backed Securities	5.7%
Municipal Bonds & Notes	1.0%
Sovereign Issues	0.2%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	19.9%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(10.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Low Duration Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS2034TSRAR_033126

PIMCO Moderate Duration Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Moderate Duration Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Moderate Duration Portfolio	$6	0.06%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance versus the Bloomberg U.S. Aggregate Index (“Index”), as spreads tightened.

  Long exposure to securitized credit including asset backed securities and commercial MBS contributed to relative performance versus the Index, as spreads tightened.

  Positioning within corporate credit, including overweight exposure to senior financials, contributed to relative performance versus the Index, as the asset class outperformed.

  Curve positioning in the U.S., including underweight exposure to the 3-year section of the curve, detracted from relative performance versus the Index, as yields fell.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Moderate Duration Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Intermediate Aggregate Bond Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,030	$10,038	$10,023
5/31/16	$10,030	$10,041	$10,021
6/30/16	$10,138	$10,221	$10,144
7/31/16	$10,188	$10,286	$10,171
8/31/16	$10,188	$10,274	$10,158
9/30/16	$10,223	$10,268	$10,175
10/31/16	$10,182	$10,190	$10,138
11/30/16	$9,990	$9,949	$9,963
12/31/16	$10,010	$9,963	$9,967
1/31/17	$10,040	$9,982	$9,985
2/28/17	$10,091	$10,049	$10,031
3/31/17	$10,103	$10,044	$10,035
4/30/17	$10,175	$10,122	$10,098
5/31/17	$10,246	$10,199	$10,154
6/30/17	$10,229	$10,189	$10,128
7/31/17	$10,291	$10,233	$10,174
8/31/17	$10,363	$10,325	$10,240
9/30/17	$10,318	$10,276	$10,201
10/31/17	$10,329	$10,282	$10,200
11/30/17	$10,298	$10,268	$10,174
12/31/17	$10,322	$10,316	$10,194
1/31/18	$10,208	$10,197	$10,094
2/28/18	$10,145	$10,100	$10,041
3/31/18	$10,187	$10,165	$10,086
4/30/18	$10,135	$10,089	$10,034
5/31/18	$10,208	$10,161	$10,098
6/30/18	$10,209	$10,149	$10,095
7/31/18	$10,219	$10,151	$10,093
8/31/18	$10,282	$10,216	$10,154
9/30/18	$10,238	$10,151	$10,106
10/31/18	$10,196	$10,070	$10,075
11/30/18	$10,259	$10,131	$10,135
12/31/18	$10,406	$10,317	$10,287
1/31/19	$10,501	$10,426	$10,374
2/28/19	$10,512	$10,420	$10,378
3/31/19	$10,655	$10,620	$10,522
4/30/19	$10,676	$10,623	$10,534
5/31/19	$10,794	$10,812	$10,673
6/30/19	$10,890	$10,947	$10,774
7/31/19	$10,912	$10,971	$10,786
8/31/19	$11,051	$11,256	$10,948
9/30/19	$11,027	$11,196	$10,923
10/31/19	$11,059	$11,230	$10,964
11/30/19	$11,059	$11,224	$10,955
12/31/19	$11,072	$11,216	$10,974
1/31/20	$11,215	$11,432	$11,106
2/29/20	$11,347	$11,638	$11,250
3/31/20	$11,307	$11,569	$11,246
4/30/20	$11,439	$11,775	$11,376
5/31/20	$11,483	$11,830	$11,439
6/30/20	$11,560	$11,904	$11,486
7/31/20	$11,648	$12,082	$11,551
8/31/20	$11,659	$11,984	$11,544
9/30/20	$11,649	$11,978	$11,540
10/31/20	$11,627	$11,924	$11,521
11/30/20	$11,694	$12,041	$11,563
12/31/20	$11,749	$12,058	$11,589
1/31/21	$11,749	$11,971	$11,571
2/28/21	$11,647	$11,799	$11,482
3/31/21	$11,563	$11,651	$11,402
4/30/21	$11,642	$11,743	$11,462
5/31/21	$11,676	$11,782	$11,486
6/30/21	$11,681	$11,864	$11,491
7/31/21	$11,772	$11,997	$11,574
8/31/21	$11,749	$11,974	$11,555
9/30/21	$11,690	$11,871	$11,497
10/31/21	$11,633	$11,867	$11,448
11/30/21	$11,633	$11,902	$11,452
12/31/21	$11,618	$11,872	$11,439
1/31/22	$11,456	$11,616	$11,270
2/28/22	$11,363	$11,487	$11,183
3/31/22	$11,048	$11,168	$10,902
4/30/22	$10,758	$10,744	$10,628
5/31/22	$10,828	$10,813	$10,718
6/30/22	$10,675	$10,643	$10,583
7/31/22	$10,908	$10,903	$10,812
8/31/22	$10,664	$10,595	$10,543
9/30/22	$10,278	$10,138	$10,176
10/31/22	$10,149	$10,006	$10,095
11/30/22	$10,453	$10,374	$10,378
12/31/22	$10,435	$10,327	$10,351
1/31/23	$10,720	$10,645	$10,595
2/28/23	$10,518	$10,370	$10,375
3/31/23	$10,740	$10,633	$10,598
4/30/23	$10,800	$10,698	$10,660
5/31/23	$10,740	$10,581	$10,582
6/30/23	$10,689	$10,544	$10,519
7/31/23	$10,713	$10,536	$10,535
8/31/23	$10,677	$10,469	$10,505
9/30/23	$10,478	$10,203	$10,320
10/31/23	$10,345	$10,042	$10,219
11/30/23	$10,743	$10,497	$10,574
12/31/23	$11,092	$10,898	$10,888
1/31/24	$11,117	$10,868	$10,888
2/29/24	$10,994	$10,715	$10,759
3/31/24	$11,081	$10,814	$10,842
4/30/24	$10,882	$10,541	$10,638
5/31/24	$11,056	$10,719	$10,793
6/30/24	$11,166	$10,821	$10,892
7/31/24	$11,417	$11,074	$11,123
8/31/24	$11,567	$11,233	$11,267
9/30/24	$11,715	$11,383	$11,393
10/31/24	$11,462	$11,101	$11,167
11/30/24	$11,588	$11,218	$11,261
12/31/24	$11,479	$11,035	$11,157
1/31/25	$11,543	$11,093	$11,218
2/28/25	$11,776	$11,337	$11,414
3/31/25	$11,782	$11,342	$11,448
4/30/25	$11,873	$11,386	$11,532
5/31/25	$11,808	$11,305	$11,474
6/30/25	$11,982	$11,478	$11,621
7/31/25	$11,956	$11,448	$11,596
8/31/25	$12,140	$11,585	$11,751
9/30/25	$12,230	$11,711	$11,828
10/31/25	$12,322	$11,785	$11,894
11/30/25	$12,402	$11,858	$11,973
12/31/25	$12,407	$11,840	$11,988
1/31/26	$12,461	$11,853	$12,010
2/28/26	$12,637	$12,047	$12,165
3/31/26	$12,431	$11,835	$12,001

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Moderate Duration Portfolio	5.51%	1.46%	2.20%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Intermediate Aggregate Bond Index	4.83%	1.03%	1.84%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,676,785
# of Portfolio Holdings	779
Portfolio Turnover Rate	267%
Total Net Advisory Fees Paid During the Reporting Period	$725
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	44.6%
Corporate Bonds & Notes	20.9%
U.S. Treasury Obligations	12.4%
Asset-Backed Securities	11.1%
Non-Agency Mortgage-Backed Securities	5.8%
Municipal Bonds & Notes	2.3%
Other Investments	0.1%
Short-Term Instruments	21.8%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(19.0%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Moderate Duration Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS2035TSRAR_033126

PIMCO Mortgage and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Mortgage and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Mortgage and Short-Term Investments Portfolio	$16	0.15%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to GNMA mortgage-backed securities ("MBS") positions contributed to relative performance versus the Bloomberg U.S. MBS Fixed-Rate Index (“Index”), as spreads tightened.

  Overweight exposure to conventional MBS positions contributed to relative performance versus the Index, as spreads tightened.

  Exposure to senior non-agency residential MBS positions contributed to relative performance versus the Index, as spreads tightened.

  Exposure to structured agency MBS positions contributed to relative performance versus the Index, as interest only agency collateralized mortgage obligations posted positive returns.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates on the long end of the curve increased.

  There were no other material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Mortgage and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,073	$10,038	$10,016	$10,002
5/31/16	$10,082	$10,041	$10,029	$10,004
6/30/16	$10,241	$10,221	$10,111	$10,006
7/31/16	$10,296	$10,286	$10,132	$10,009
8/31/16	$10,305	$10,274	$10,144	$10,011
9/30/16	$10,416	$10,268	$10,172	$10,013
10/31/16	$10,388	$10,190	$10,145	$10,016
11/30/16	$9,982	$9,949	$9,970	$10,019
12/31/16	$9,993	$9,963	$9,970	$10,022
1/31/17	$10,002	$9,982	$9,967	$10,025
2/28/17	$10,096	$10,049	$10,014	$10,029
3/31/17	$10,106	$10,044	$10,017	$10,034
4/30/17	$10,227	$10,122	$10,083	$10,039
5/31/17	$10,349	$10,199	$10,145	$10,045
6/30/17	$10,310	$10,189	$10,105	$10,052
7/31/17	$10,405	$10,233	$10,150	$10,060
8/31/17	$10,546	$10,325	$10,225	$10,069
9/30/17	$10,524	$10,276	$10,202	$10,078
10/31/17	$10,515	$10,282	$10,198	$10,087
11/30/17	$10,486	$10,268	$10,184	$10,096
12/31/17	$10,553	$10,316	$10,217	$10,106
1/31/18	$10,320	$10,197	$10,097	$10,117
2/28/18	$10,183	$10,100	$10,031	$10,128
3/31/18	$10,288	$10,165	$10,095	$10,141
4/30/18	$10,190	$10,089	$10,044	$10,155
5/31/18	$10,307	$10,161	$10,115	$10,170
6/30/18	$10,328	$10,149	$10,119	$10,185
7/31/18	$10,328	$10,151	$10,109	$10,202
8/31/18	$10,416	$10,216	$10,170	$10,219
9/30/18	$10,315	$10,151	$10,108	$10,236
10/31/18	$10,177	$10,070	$10,044	$10,255
11/30/18	$10,334	$10,131	$10,134	$10,274
12/31/18	$10,610	$10,317	$10,318	$10,294
1/31/19	$10,761	$10,426	$10,400	$10,315
2/28/19	$10,741	$10,420	$10,390	$10,334
3/31/19	$11,004	$10,620	$10,542	$10,356
4/30/19	$10,964	$10,623	$10,535	$10,377
5/31/19	$11,176	$10,812	$10,672	$10,398
6/30/19	$11,286	$10,947	$10,748	$10,419
7/31/19	$11,357	$10,971	$10,792	$10,440
8/31/19	$11,459	$11,256	$10,888	$10,460
9/30/19	$11,497	$11,196	$10,896	$10,478
10/31/19	$11,549	$11,230	$10,934	$10,496
11/30/19	$11,570	$11,224	$10,943	$10,511
12/31/19	$11,623	$11,216	$10,973	$10,526
1/31/20	$11,729	$11,432	$11,050	$10,540
2/29/20	$11,898	$11,638	$11,165	$10,554
3/31/20	$12,059	$11,569	$11,283	$10,567
4/30/20	$12,270	$11,775	$11,354	$10,576
5/31/20	$12,345	$11,830	$11,368	$10,580
6/30/20	$12,411	$11,904	$11,358	$10,581
7/31/20	$12,518	$12,082	$11,378	$10,582
8/31/20	$12,603	$11,984	$11,383	$10,584
9/30/20	$12,597	$11,978	$11,371	$10,585
10/31/20	$12,629	$11,924	$11,366	$10,586
11/30/20	$12,694	$12,041	$11,374	$10,586
12/31/20	$12,801	$12,058	$11,398	$10,587
1/31/21	$12,893	$11,971	$11,407	$10,588
2/28/21	$12,812	$11,799	$11,331	$10,589
3/31/21	$12,699	$11,651	$11,273	$10,589
4/30/21	$12,826	$11,743	$11,335	$10,590
5/31/21	$12,757	$11,782	$11,315	$10,590
6/30/21	$12,784	$11,864	$11,311	$10,590
7/31/21	$12,877	$11,997	$11,381	$10,590
8/31/21	$12,877	$11,974	$11,363	$10,590
9/30/21	$12,845	$11,871	$11,322	$10,591
10/31/21	$12,787	$11,867	$11,300	$10,591
11/30/21	$12,763	$11,902	$11,290	$10,592
12/31/21	$12,728	$11,872	$11,280	$10,592
1/31/22	$12,466	$11,616	$11,112	$10,593
2/28/22	$12,263	$11,487	$11,005	$10,593
3/31/22	$11,650	$11,168	$10,719	$10,595
4/30/22	$10,885	$10,744	$10,342	$10,598
5/31/22	$11,124	$10,813	$10,457	$10,603
6/30/22	$10,693	$10,643	$10,289	$10,610
7/31/22	$11,284	$10,903	$10,620	$10,621
8/31/22	$10,620	$10,595	$10,257	$10,637
9/30/22	$9,575	$10,138	$9,739	$10,658
10/31/22	$9,307	$10,006	$9,600	$10,684
11/30/22	$9,989	$10,374	$9,991	$10,715
12/31/22	$9,897	$10,327	$9,947	$10,751
1/31/23	$10,485	$10,645	$10,275	$10,791
2/28/23	$10,022	$10,370	$10,004	$10,829
3/31/23	$10,366	$10,633	$10,199	$10,872
4/30/23	$10,428	$10,698	$10,251	$10,915
5/31/23	$10,265	$10,581	$10,176	$10,961
6/30/23	$10,189	$10,544	$10,133	$11,008
7/31/23	$10,189	$10,536	$10,125	$11,058
8/31/23	$10,012	$10,469	$10,042	$11,110
9/30/23	$9,413	$10,203	$9,722	$11,160
10/31/23	$8,953	$10,042	$9,521	$11,212
11/30/23	$9,886	$10,497	$10,018	$11,264
12/31/23	$10,658	$10,898	$10,449	$11,317
1/31/24	$10,566	$10,868	$10,401	$11,369
2/29/24	$10,265	$10,715	$10,232	$11,419
3/31/24	$10,473	$10,814	$10,340	$11,472
4/30/24	$9,865	$10,541	$10,027	$11,523
5/31/24	$10,261	$10,719	$10,228	$11,577
6/30/24	$10,385	$10,821	$10,347	$11,629
7/31/24	$10,825	$11,074	$10,620	$11,683
8/31/24	$11,106	$11,233	$10,791	$11,737
9/30/24	$11,255	$11,383	$10,919	$11,788
10/31/24	$10,433	$11,101	$10,610	$11,839
11/30/24	$10,756	$11,218	$10,752	$11,886
12/31/24	$10,318	$11,035	$10,575	$11,933
1/31/25	$10,401	$11,093	$10,629	$11,979
2/28/25	$10,982	$11,337	$10,900	$12,020
3/31/25	$10,925	$11,342	$10,898	$12,064
4/30/25	$11,009	$11,386	$10,929	$12,108
5/31/25	$10,689	$11,305	$10,829	$12,153
6/30/25	$11,118	$11,478	$11,022	$12,196
7/31/25	$10,921	$11,448	$10,977	$12,242
8/31/25	$11,314	$11,585	$11,154	$12,287
9/30/25	$11,553	$11,711	$11,289	$12,331
10/31/25	$11,724	$11,785	$11,387	$12,375
11/30/25	$11,837	$11,858	$11,458	$12,416
12/31/25	$11,828	$11,840	$11,482	$12,457
1/31/26	$11,929	$11,853	$11,529	$12,498
2/28/26	$12,233	$12,047	$11,722	$12,534
3/31/26	$11,740	$11,835	$11,529	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Mortgage and Short-Term Investments Portfolio	7.46%	(1.56%)	1.62%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. MBS Fixed-Rate Index	5.79%	0.45%	1.43%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,234,750
# of Portfolio Holdings	2,417
Portfolio Turnover Rate	1,452%
Total Net Advisory Fees Paid During the Reporting Period	$228
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	249.8%
U.S. Treasury Obligations	15.6%
Non-Agency Mortgage-Backed Securities	6.8%
Asset-Backed Securities	3.1%
Corporate Bonds & Notes	1.4%
Municipal Bonds & Notes	0.3%
Short-Term Instruments	0.2%
Affiliated Investments	3.3%
Financial Derivative Instruments	(0.0%)Footnote Reference^
Other Assets and Liabilities, Net	(180.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.15% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Mortgage and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0474TSRAR_033126

PIMCO Municipal Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Municipal Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Municipal Portfolio	$5	0.05%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Yield curve strategies contributed to relative performance versus the Bloomberg Municipal Long 22+ Total Return Index ("Index"), as front-end rates fell and long-end maturities rose.

  Overweight exposure to the transportation sector contributed to relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the healthcare sector contributed to relative performance versus the Index, as the Portfolio’s holdings outperformed the broader municipal market.

  Underweight exposure to the housing sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Underweight exposure to the water and sewer sector detracted from relative performance versus the Index, as the sector outperformed the broader municipal market.

  Security selection within the lease-backed sector detracted from relative performance versus the Index, as the Portfolio’s holdings underperformed the broader municipal market.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Bloomberg Municipal Bond Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Municipal Portfolio	Bloomberg Municipal Bond Index	FTSE 3-Month Treasury Bill Index	Bloomberg Municipal Long 22+ Bond Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,040	$10,074	$10,002	$10,105
5/31/16	$10,105	$10,101	$10,004	$10,193
6/30/16	$10,219	$10,261	$10,006	$10,451
7/31/16	$10,259	$10,268	$10,009	$10,440
8/31/16	$10,286	$10,282	$10,011	$10,472
9/30/16	$10,255	$10,230	$10,013	$10,381
10/31/16	$10,228	$10,123	$10,016	$10,219
11/30/16	$10,013	$9,745	$10,019	$9,713
12/31/16	$10,041	$9,860	$10,022	$9,867
1/31/17	$10,097	$9,925	$10,025	$9,927
2/28/17	$10,194	$9,994	$10,029	$10,005
3/31/17	$10,209	$10,015	$10,034	$10,039
4/30/17	$10,251	$10,088	$10,039	$10,113
5/31/17	$10,321	$10,248	$10,045	$10,340
6/30/17	$10,321	$10,211	$10,052	$10,315
7/31/17	$10,363	$10,294	$10,060	$10,415
8/31/17	$10,435	$10,372	$10,069	$10,516
9/30/17	$10,427	$10,320	$10,078	$10,442
10/31/17	$10,427	$10,345	$10,087	$10,491
11/30/17	$10,412	$10,289	$10,096	$10,513
12/31/17	$10,450	$10,397	$10,106	$10,675
1/31/18	$10,435	$10,275	$10,117	$10,479
2/28/18	$10,421	$10,244	$10,128	$10,434
3/31/18	$10,453	$10,282	$10,141	$10,508
4/30/18	$10,423	$10,245	$10,155	$10,441
5/31/18	$10,497	$10,362	$10,170	$10,618
6/30/18	$10,528	$10,371	$10,185	$10,605
7/31/18	$10,543	$10,396	$10,202	$10,607
8/31/18	$10,558	$10,423	$10,219	$10,651
9/30/18	$10,517	$10,356	$10,236	$10,554
10/31/18	$10,457	$10,292	$10,255	$10,435
11/30/18	$10,547	$10,406	$10,274	$10,567
12/31/18	$10,646	$10,530	$10,294	$10,712
1/31/19	$10,709	$10,610	$10,315	$10,772
2/28/19	$10,756	$10,667	$10,334	$10,840
3/31/19	$11,038	$10,835	$10,356	$11,124
4/30/19	$11,086	$10,876	$10,377	$11,215
5/31/19	$11,339	$11,026	$10,398	$11,417
6/30/19	$11,399	$11,067	$10,419	$11,445
7/31/19	$11,478	$11,156	$10,440	$11,543
8/31/19	$11,813	$11,332	$10,460	$11,837
9/30/19	$11,700	$11,241	$10,478	$11,747
10/31/19	$11,684	$11,261	$10,496	$11,745
11/30/19	$11,700	$11,289	$10,511	$11,780
12/31/19	$11,704	$11,324	$10,526	$11,811
1/31/20	$12,019	$11,527	$10,540	$12,098
2/29/20	$12,302	$11,676	$10,554	$12,358
3/31/20	$11,658	$11,252	$10,567	$11,670
4/30/20	$11,357	$11,111	$10,576	$11,362
5/31/20	$11,759	$11,465	$10,580	$11,835
6/30/20	$11,991	$11,559	$10,581	$12,011
7/31/20	$12,261	$11,754	$10,582	$12,294
8/31/20	$12,193	$11,699	$10,584	$12,198
9/30/20	$12,150	$11,701	$10,585	$12,181
10/31/20	$12,099	$11,666	$10,586	$12,129
11/30/20	$12,338	$11,842	$10,586	$12,434
12/31/20	$12,463	$11,914	$10,587	$12,549
1/31/21	$12,586	$11,990	$10,588	$12,672
2/28/21	$12,304	$11,799	$10,589	$12,366
3/31/21	$12,367	$11,872	$10,589	$12,490
4/30/21	$12,527	$11,972	$10,590	$12,663
5/31/21	$12,598	$12,008	$10,590	$12,753
6/30/21	$12,694	$12,040	$10,590	$12,841
7/31/21	$12,801	$12,140	$10,590	$12,978
8/31/21	$12,748	$12,096	$10,590	$12,875
9/30/21	$12,611	$12,009	$10,591	$12,746
10/31/21	$12,629	$11,973	$10,591	$12,709
11/30/21	$12,773	$12,075	$10,592	$12,919
12/31/21	$12,788	$12,095	$10,592	$12,947
1/31/22	$12,426	$11,764	$10,593	$12,488
2/28/22	$12,353	$11,722	$10,593	$12,424
3/31/22	$11,880	$11,342	$10,595	$11,827
4/30/22	$11,404	$11,028	$10,598	$11,280
5/31/22	$11,532	$11,192	$10,603	$11,484
6/30/22	$11,278	$11,008	$10,610	$11,048
7/31/22	$11,592	$11,299	$10,621	$11,464
8/31/22	$11,241	$11,052	$10,637	$11,061
9/30/22	$10,761	$10,627	$10,658	$10,391
10/31/22	$10,593	$10,539	$10,684	$10,165
11/30/22	$11,244	$11,032	$10,715	$10,962
12/31/22	$11,204	$11,064	$10,751	$10,930
1/31/23	$11,598	$11,381	$10,791	$11,445
2/28/23	$11,317	$11,124	$10,829	$11,064
3/31/23	$11,589	$11,371	$10,872	$11,396
4/30/23	$11,589	$11,345	$10,915	$11,375
5/31/23	$11,494	$11,247	$10,961	$11,283
6/30/23	$11,622	$11,359	$11,008	$11,473
7/31/23	$11,641	$11,404	$11,058	$11,513
8/31/23	$11,469	$11,240	$11,110	$11,221
9/30/23	$11,100	$10,911	$11,160	$10,709
10/31/23	$10,869	$10,818	$11,212	$10,497
11/30/23	$11,736	$11,504	$11,264	$11,554
12/31/23	$12,067	$11,772	$11,317	$11,952
1/31/24	$12,047	$11,712	$11,369	$11,846
2/29/24	$12,047	$11,727	$11,419	$11,864
3/31/24	$12,062	$11,726	$11,472	$11,863
4/30/24	$11,904	$11,581	$11,523	$11,663
5/31/24	$11,923	$11,547	$11,577	$11,716
6/30/24	$12,116	$11,724	$11,629	$11,962
7/31/24	$12,195	$11,831	$11,683	$12,077
8/31/24	$12,295	$11,924	$11,737	$12,157
9/30/24	$12,424	$12,042	$11,788	$12,324
10/31/24	$12,243	$11,867	$11,839	$12,083
11/30/24	$12,485	$12,072	$11,886	$12,430
12/31/24	$12,282	$11,896	$11,933	$12,120
1/31/25	$12,302	$11,955	$11,979	$12,130
2/28/25	$12,443	$12,074	$12,020	$12,248
3/31/25	$12,178	$11,869	$12,064	$11,942
4/30/25	$12,097	$11,774	$12,108	$11,791
5/31/25	$11,974	$11,781	$12,153	$11,675
6/30/25	$12,050	$11,855	$12,196	$11,711
7/31/25	$11,947	$11,831	$12,242	$11,584
8/31/25	$12,071	$11,934	$12,287	$11,685
9/30/25	$12,508	$12,210	$12,331	$12,158
10/31/25	$12,697	$12,361	$12,375	$12,381
11/30/25	$12,718	$12,390	$12,416	$12,396
12/31/25	$12,717	$12,401	$12,457	$12,356
1/31/26	$12,781	$12,517	$12,498	$12,418
2/28/26	$12,995	$12,673	$12,534	$12,625
3/31/26	$12,735	$12,379	$12,573	$12,328

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Municipal Portfolio	4.57%	0.59%	2.45%
Bloomberg Municipal Bond Index	4.29%	0.84%	2.16%
Bloomberg Municipal Long 22+ Bond Index	3.23%	(0.26%)	2.12%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$106,382
# of Portfolio Holdings	85
Portfolio Turnover Rate	20%
Total Net Advisory Fees Paid During the Reporting Period	$20
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Sector Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Health, Hospital & Nursing Home Revenue	13.7%
Port, Airport & Marina Revenue	12.7%
Ad Valorem Property Tax	9.4%
College & University Revenue	8.6%
Highway Revenue Tolls	6.7%
Income Tax Revenue	5.9%
Appropriations	5.4%
Electric Power & Light Revenue	3.4%
Water Revenue	3.2%
Hotel Occupancy Tax	3.1%
Natural Gas Revenue	2.9%
Other Investments	14.5%
Short-Term Instruments	0.2%
Affiliated Investments FR_72201W154	5.4%
Other Assets and Liabilities, Net	4.9%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Municipal Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0489TSRAR_033126

PIMCO Real Return Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Real Return Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Real Return Portfolio	$353	3.49%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  The structural levered exposure to the Bloomberg U.S. TIPS Index underperformed the cost of financing as represented by the Secured Overnight Financing Rate.

  Interest rate strategies in the U.S., including a yield curve steepening position, contributed to relative performance versus the structural levered exposure, as the U.S. yield curve steepened.

  Overweight exposure to U.S. breakeven inflation expectations (“breakevens”) detracted from relative performance versus the structural levered exposure, as breakevens fell across the curve.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Real Return Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg U.S. TIPS Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,077	$10,038	$10,035	$10,002
5/31/16	$9,934	$10,041	$9,964	$10,004
6/30/16	$10,289	$10,221	$10,171	$10,006
7/31/16	$10,421	$10,286	$10,259	$10,009
8/31/16	$10,344	$10,274	$10,213	$10,011
9/30/16	$10,508	$10,268	$10,269	$10,013
10/31/16	$10,408	$10,190	$10,228	$10,016
11/30/16	$10,031	$9,949	$10,031	$10,019
12/31/16	$10,019	$9,963	$10,022	$10,022
1/31/17	$10,199	$9,982	$10,106	$10,025
2/28/17	$10,288	$10,049	$10,153	$10,029
3/31/17	$10,304	$10,044	$10,148	$10,034
4/30/17	$10,397	$10,122	$10,208	$10,039
5/31/17	$10,397	$10,199	$10,204	$10,045
6/30/17	$10,251	$10,189	$10,107	$10,052
7/31/17	$10,344	$10,233	$10,152	$10,060
8/31/17	$10,519	$10,325	$10,260	$10,069
9/30/17	$10,401	$10,276	$10,194	$10,078
10/31/17	$10,495	$10,282	$10,216	$10,087
11/30/17	$10,519	$10,268	$10,229	$10,096
12/31/17	$10,725	$10,316	$10,323	$10,106
1/31/18	$10,535	$10,197	$10,234	$10,117
2/28/18	$10,357	$10,100	$10,135	$10,128
3/31/18	$10,522	$10,165	$10,241	$10,141
4/30/18	$10,498	$10,089	$10,236	$10,155
5/31/18	$10,558	$10,161	$10,279	$10,170
6/30/18	$10,657	$10,149	$10,320	$10,185
7/31/18	$10,571	$10,151	$10,271	$10,202
8/31/18	$10,657	$10,216	$10,345	$10,219
9/30/18	$10,499	$10,151	$10,236	$10,236
10/31/18	$10,285	$10,070	$10,089	$10,255
11/30/18	$10,361	$10,131	$10,137	$10,274
12/31/18	$10,467	$10,317	$10,193	$10,294
1/31/19	$10,695	$10,426	$10,330	$10,315
2/28/19	$10,666	$10,420	$10,328	$10,334
3/31/19	$10,988	$10,620	$10,518	$10,356
4/30/19	$11,017	$10,623	$10,553	$10,377
5/31/19	$11,346	$10,812	$10,728	$10,398
6/30/19	$11,495	$10,947	$10,820	$10,419
7/31/19	$11,538	$10,971	$10,858	$10,440
8/31/19	$11,998	$11,256	$11,117	$10,460
9/30/19	$11,747	$11,196	$10,965	$10,478
10/31/19	$11,718	$11,230	$10,993	$10,496
11/30/19	$11,747	$11,224	$11,010	$10,511
12/31/19	$11,794	$11,216	$11,052	$10,526
1/31/20	$12,245	$11,432	$11,284	$10,540
2/29/20	$12,419	$11,638	$11,440	$10,554
3/31/20	$12,176	$11,569	$11,239	$10,567
4/30/20	$12,831	$11,775	$11,551	$10,576
5/31/20	$13,006	$11,830	$11,586	$10,580
6/30/20	$13,248	$11,904	$11,715	$10,581
7/31/20	$13,792	$12,082	$11,985	$10,582
8/31/20	$14,048	$11,984	$12,116	$10,584
9/30/20	$13,981	$11,978	$12,071	$10,585
10/31/20	$13,825	$11,924	$11,993	$10,586
11/30/20	$14,090	$12,041	$12,127	$10,586
12/31/20	$14,370	$12,058	$12,267	$10,587
1/31/21	$14,491	$11,971	$12,307	$10,588
2/28/21	$14,024	$11,799	$12,109	$10,589
3/31/21	$13,989	$11,651	$12,086	$10,589
4/30/21	$14,341	$11,743	$12,255	$10,590
5/31/21	$14,622	$11,782	$12,404	$10,590
6/30/21	$14,813	$11,864	$12,479	$10,590
7/31/21	$15,506	$11,997	$12,811	$10,590
8/31/21	$15,470	$11,974	$12,789	$10,590
9/30/21	$15,276	$11,871	$12,697	$10,591
10/31/21	$15,553	$11,867	$12,841	$10,591
11/30/21	$15,849	$11,902	$12,956	$10,592
12/31/21	$15,904	$11,872	$12,997	$10,592
1/31/22	$15,302	$11,616	$12,734	$10,593
2/28/22	$15,590	$11,487	$12,843	$10,593
3/31/22	$15,157	$11,168	$12,604	$10,595
4/30/22	$14,597	$10,744	$12,347	$10,598
5/31/22	$14,330	$10,813	$12,224	$10,603
6/30/22	$13,570	$10,643	$11,837	$10,610
7/31/22	$14,541	$10,903	$12,353	$10,621
8/31/22	$13,847	$10,595	$12,024	$10,637
9/30/22	$12,218	$10,138	$11,228	$10,658
10/31/22	$12,452	$10,006	$11,368	$10,684
11/30/22	$12,833	$10,374	$11,576	$10,715
12/31/22	$12,573	$10,327	$11,458	$10,751
1/31/23	$12,978	$10,645	$11,667	$10,791
2/28/23	$12,635	$10,370	$11,507	$10,829
3/31/23	$13,233	$10,633	$11,840	$10,872
4/30/23	$13,222	$10,698	$11,853	$10,915
5/31/23	$12,889	$10,581	$11,711	$10,961
6/30/23	$12,795	$10,544	$11,672	$11,008
7/31/23	$12,784	$10,536	$11,686	$11,058
8/31/23	$12,553	$10,469	$11,582	$11,110
9/30/23	$12,120	$10,203	$11,368	$11,160
10/31/23	$11,939	$10,042	$11,286	$11,212
11/30/23	$12,439	$10,497	$11,592	$11,264
12/31/23	$12,913	$10,898	$11,904	$11,317
1/31/24	$12,978	$10,868	$11,925	$11,369
2/29/24	$12,708	$10,715	$11,797	$11,419
3/31/24	$12,816	$10,814	$11,894	$11,472
4/30/24	$12,439	$10,541	$11,693	$11,523
5/31/24	$12,762	$10,719	$11,894	$11,577
6/30/24	$12,892	$10,821	$11,988	$11,629
7/31/24	$13,245	$11,074	$12,201	$11,683
8/31/24	$13,388	$11,233	$12,297	$11,737
9/30/24	$13,687	$11,383	$12,482	$11,788
10/31/24	$13,230	$11,101	$12,258	$11,839
11/30/24	$13,297	$11,218	$12,317	$11,886
12/31/24	$12,906	$11,035	$12,122	$11,933
1/31/25	$13,152	$11,093	$12,279	$11,979
2/28/25	$13,609	$11,337	$12,547	$12,020
3/31/25	$13,751	$11,342	$12,627	$12,064
4/30/25	$13,751	$11,386	$12,642	$12,108
5/31/25	$13,572	$11,305	$12,568	$12,153
6/30/25	$13,763	$11,478	$12,688	$12,196
7/31/25	$13,740	$11,448	$12,704	$12,242
8/31/25	$14,093	$11,585	$12,899	$12,287
9/30/25	$14,134	$11,711	$12,955	$12,331
10/31/25	$14,180	$11,785	$13,001	$12,375
11/30/25	$14,192	$11,858	$13,025	$12,416
12/31/25	$14,024	$11,840	$12,972	$12,457
1/31/26	$14,095	$11,853	$13,012	$12,498
2/28/26	$14,377	$12,047	$13,182	$12,534
3/31/26	$14,036	$11,835	$13,006	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Real Return Portfolio	2.07%	0.07%	3.45%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$487,899
# of Portfolio Holdings	93
Portfolio Turnover Rate	19%
Total Net Advisory Fees Paid During the Reporting Period	$92
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	178.4%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.1%
Affiliated Investments	0.4%
Financial Derivative Instruments	0.0%Footnote Reference^
Other Assets and Liabilities, Net	(78.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.65% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Real Return Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0488TSRAR_033126

PIMCO Sector Fund Series – AM

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Sector Fund Series – AM (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/literature. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – AM	$33	0.32%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to structured agency mortgage-backed securities ("MBS") positions contributed to relative performance versus the Bloomberg U.S. MBS Fixed Rate Index (“Index”), as interest only agency collateralized mortgage obligations posted positive returns.

  Overweight exposure to GNMA MBS positions contributed to relative performance versus the Index, as spreads tightened.

  Exposure to senior non-agency residential MBS positions contributed to relative performance versus the Index, as spreads tightened.

  Exposure to conventional MBS positions detracted from relative performance versus the Index, as spreads tightened.

  U.S. duration positioning detracted from relative performance versus the Index, as interest rates on the long end of the curve increased.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Sector Fund Series – AM	Bloomberg U.S. Aggregate Index	Bloomberg U.S. MBS Fixed-Rate Index
7/19/24	$10,000	$10,000	$10,000
7/31/24	$10,110	$10,111	$10,119
8/31/24	$10,280	$10,257	$10,283
9/30/24	$10,400	$10,394	$10,405
10/31/24	$10,090	$10,136	$10,110
11/30/24	$10,250	$10,243	$10,245
12/31/24	$10,098	$10,076	$10,076
1/31/25	$10,170	$10,129	$10,128
2/28/25	$10,426	$10,352	$10,386
3/31/25	$10,426	$10,356	$10,384
4/30/25	$10,426	$10,397	$10,414
5/31/25	$10,323	$10,322	$10,319
6/30/25	$10,539	$10,481	$10,502
7/31/25	$10,498	$10,453	$10,460
8/31/25	$10,686	$10,578	$10,628
9/30/25	$10,807	$10,694	$10,757
10/31/25	$10,913	$10,761	$10,850
11/30/25	$10,966	$10,827	$10,918
12/31/25	$11,002	$10,811	$10,941
1/31/26	$11,088	$10,823	$10,986
2/28/26	$11,283	$11,000	$11,169
3/31/26	$11,099	$10,806	$10,985

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	Since Inception 7/19/24
PIMCO Sector Fund Series – AM	6.46%	6.31%
Bloomberg U.S. Aggregate Index	4.35%	4.67%
Bloomberg U.S. MBS Fixed-Rate Index	5.79%	5.68%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$54,521
# of Portfolio Holdings	169
Portfolio Turnover Rate	971%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	166.7%
Non-Agency Mortgage-Backed Securities	11.3%
Short-Term Instruments	0.9%
Affiliated Investments	11.1%
Financial Derivative Instruments	1.4%
Other Assets and Liabilities, Net	(91.4%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.96% as a result of lower expenses related to interest.

Change to Principal Investment Strategies. Effective May 21, 2025, the Portfolio has an investment strategy that may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, for the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit.

Additional Information

For additional information about the Portfolio, including the Portfolio's prospectus, financial information, holdings and proxy voting information, please visit www.pimco.com/literature or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – AM

Annual Shareholder Report |

March 31, 2026

PAPS2226TSRAR_033126

PIMCO Sector Fund Series – H

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Sector Fund Series – H (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – H	$8	0.08%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Underweight exposure to a select department store retailer contributed to relative performance versus the ICE BofA U.S. High Yield, BB-B Rated, Constrained Index (“Index”), as spreads widened.

  Security selection within the wireless sector, specifically overweight exposure to a media company, contributed to relative performance versus the Index, as spreads tightened.

  Security selection within the healthcare sector, specifically overweight exposure to a pharmaceutical company, contributed to relative performance versus the Index, as spreads tightened.

  Exposure to restructure equity detracted from relative performance versus the Index, as prices fell.

  Security selection within the transportation sector, specifically overweight exposure to an airline, detracted from relative performance versus the Index, as spreads widened.

  Underweight exposure to the energy exploration sector detracted from relative performance versus the Index, as the sector outperformed.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Sector Fund Series – H	Bloomberg U.S. Aggregate Index	ICE BofA U.S. High Yield, BB-B Rated, Constrained Index
2/22/24	$10,000	$10,000	$10,000
2/29/24	$9,980	$10,047	$9,999
3/31/24	$10,100	$10,140	$10,117
4/30/24	$10,010	$9,884	$10,024
5/31/24	$10,150	$10,051	$10,136
6/30/24	$10,252	$10,146	$10,239
7/31/24	$10,425	$10,383	$10,410
8/31/24	$10,597	$10,533	$10,570
9/30/24	$10,710	$10,674	$10,689
10/31/24	$10,638	$10,409	$10,612
11/30/24	$10,762	$10,519	$10,726
12/31/24	$10,730	$10,347	$10,671
1/31/25	$10,869	$10,402	$10,814
2/28/25	$10,964	$10,631	$10,887
3/31/25	$10,887	$10,635	$10,794
4/30/25	$10,909	$10,676	$10,802
5/31/25	$11,091	$10,600	$10,963
6/30/25	$11,282	$10,763	$11,169
7/31/25	$11,315	$10,735	$11,200
8/31/25	$11,467	$10,863	$11,332
9/30/25	$11,562	$10,981	$11,423
10/31/25	$11,616	$11,050	$11,453
11/30/25	$11,704	$11,119	$11,529
12/31/25	$11,769	$11,102	$11,602
1/31/26	$11,814	$11,114	$11,660
2/28/26	$11,848	$11,296	$11,695
3/31/26	$11,687	$11,097	$11,558

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	Since Inception 2/22/24
PIMCO Sector Fund Series – H	7.35%	7.68%
Bloomberg U.S. Aggregate Index	4.35%	5.07%
ICE BofA U.S. High Yield, BB-B Rated, Constrained Index	7.08%	7.12%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$111,973
# of Portfolio Holdings	510
Portfolio Turnover Rate	42%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	74.4%
Loan Participations and Assignments	4.0%
U.S. Treasury Obligations	3.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	0.2%
Affiliated Investments	16.0%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	2.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – H

Annual Shareholder Report |

March 31, 2026

PAPS2230TSRAR_033126

PIMCO Sector Fund Series – I

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Sector Fund Series – I (the "Fund") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Sector Fund Series – I	$64	0.62%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Duration positioning contributed to performance versus the Bloomberg U.S. Credit Index (“Index”), amid elevated rate volatility.

  Security selection within the technology sector, specifically exposure to debt tied to a data center buildout, contributed to performance versus the Index, as spreads tightened.

  Tactical exposure to securitized credit, specifically exposure to agency residential mortgage-backed securities, contributed to performance versus the Index, as it outperformed the Index.

  Tactical exposure to emerging markets, specifically overweight exposure to a Brazilian sugar and ethanol producer, detracted from performance versus the Index, as prices fell.

  Tactical currency positioning detracted from performance versus the Index, specifically exposure to the Indian rupee, as it depreciated relative to the U.S. dollar.

  Underweight exposure to the healthcare sector detracted from performance versus the Index, as the sector outperformed the broader Index.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Sector Fund Series – I	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Credit Index
6/2/22	$10,000	$10,000	$10,000
6/30/22	$9,740	$9,866	$9,759
7/31/22	$10,050	$10,107	$10,055
8/31/22	$9,760	$9,822	$9,771
9/30/22	$9,280	$9,397	$9,276
10/31/22	$9,210	$9,276	$9,180
11/30/22	$9,651	$9,617	$9,637
12/31/22	$9,596	$9,573	$9,595
1/31/23	$10,004	$9,868	$9,961
2/28/23	$9,719	$9,613	$9,661
3/31/23	$9,986	$9,857	$9,926
4/30/23	$10,068	$9,917	$10,004
5/31/23	$9,955	$9,809	$9,865
6/30/23	$9,974	$9,774	$9,895
7/31/23	$10,005	$9,767	$9,926
8/31/23	$9,953	$9,705	$9,854
9/30/23	$9,701	$9,458	$9,598
10/31/23	$9,524	$9,309	$9,427
11/30/23	$10,055	$9,730	$9,962
12/31/23	$10,495	$10,103	$10,380
1/31/24	$10,506	$10,075	$10,361
2/29/24	$10,379	$9,933	$10,212
3/31/24	$10,510	$10,024	$10,337
4/30/24	$10,264	$9,771	$10,080
5/31/24	$10,467	$9,937	$10,264
6/30/24	$10,547	$10,031	$10,332
7/31/24	$10,827	$10,265	$10,575
8/31/24	$10,988	$10,413	$10,739
9/30/24	$11,166	$10,552	$10,923
10/31/24	$10,904	$10,290	$10,659
11/30/24	$11,068	$10,399	$10,795
12/31/24	$10,878	$10,229	$10,591
1/31/25	$10,956	$10,283	$10,650
2/28/25	$11,224	$10,509	$10,867
3/31/25	$11,193	$10,513	$10,841
4/30/25	$11,193	$10,555	$10,848
5/31/25	$11,193	$10,479	$10,840
6/30/25	$11,430	$10,640	$11,038
7/31/25	$11,430	$10,612	$11,044
8/31/25	$11,589	$10,739	$11,160
9/30/25	$11,744	$10,856	$11,321
10/31/25	$11,836	$10,924	$11,371
11/30/25	$11,927	$10,992	$11,442
12/31/25	$11,904	$10,976	$11,420
1/31/26	$11,939	$10,988	$11,438
2/28/26	$12,117	$11,167	$11,593
3/31/26	$11,842	$10,971	$11,366

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	Since Inception 6/2/22
PIMCO Sector Fund Series – I	5.79%	4.52%
Bloomberg U.S. Aggregate Index	4.35%	2.45%
Bloomberg U.S. Credit Index	4.84%	3.40%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$3,182,313
# of Portfolio Holdings	1,411
Portfolio Turnover Rate	158%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	76.1%
U.S. Treasury Obligations	18.3%
U.S. Government Agencies	12.5%
Asset-Backed Securities	6.3%
Sovereign Issues	2.4%
Preferred Securities	1.2%
Non-Agency Mortgage-Backed Securities	1.1%
Loan Participations and Assignments	0.3%
Municipal Bonds & Notes	0.2%
Short-Term Instruments	0.0%Footnote Reference^
Affiliated Investments	0.0%Footnote Reference^
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	(18.6%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Sector Fund Series – I

Annual Shareholder Report |

March 31, 2026

PAPS2231TSRAR_033126

PIMCO Short-Term Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Portfolio	$7	0.06%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Exposure to non-agency residential mortgage-backed securities (“MBS”) contributed to performance, as the securities posted positive returns.

  Exposure to agency MBS relative value strategies contributed to performance, as securities posted positive returns.

  Exposure to non-agency commercial MBS contributed to performance, as spreads tightened.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Short-Term Portfolio	Bloomberg U.S. Aggregate Index	ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)Footnote Reference(2)	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$10,064	$10,038	$10,005	$10,002
5/31/16	$10,075	$10,041	$10,011	$10,004
6/30/16	$10,102	$10,221	$10,016	$10,006
7/31/16	$10,156	$10,286	$10,021	$10,009
8/31/16	$10,199	$10,274	$10,026	$10,011
9/30/16	$10,249	$10,268	$10,032	$10,013
10/31/16	$10,292	$10,190	$10,039	$10,016
11/30/16	$10,303	$9,949	$10,046	$10,019
12/31/16	$10,330	$9,963	$10,053	$10,022
1/31/17	$10,374	$9,982	$10,061	$10,025
2/28/17	$10,418	$10,049	$10,069	$10,029
3/31/17	$10,440	$10,044	$10,078	$10,034
4/30/17	$10,484	$10,122	$10,087	$10,039
5/31/17	$10,539	$10,199	$10,097	$10,045
6/30/17	$10,585	$10,189	$10,107	$10,052
7/31/17	$10,629	$10,233	$10,118	$10,060
8/31/17	$10,696	$10,325	$10,128	$10,069
9/30/17	$10,732	$10,276	$10,139	$10,078
10/31/17	$10,754	$10,282	$10,151	$10,087
11/30/17	$10,777	$10,268	$10,162	$10,096
12/31/17	$10,801	$10,316	$10,173	$10,106
1/31/18	$10,813	$10,197	$10,188	$10,117
2/28/18	$10,824	$10,100	$10,202	$10,128
3/31/18	$10,851	$10,165	$10,216	$10,141
4/30/18	$10,874	$10,089	$10,236	$10,155
5/31/18	$10,920	$10,161	$10,256	$10,170
6/30/18	$10,940	$10,149	$10,275	$10,185
7/31/18	$10,974	$10,151	$10,295	$10,202
8/31/18	$11,020	$10,216	$10,315	$10,219
9/30/18	$11,055	$10,151	$10,335	$10,236
10/31/18	$11,055	$10,070	$10,356	$10,255
11/30/18	$11,078	$10,131	$10,377	$10,274
12/31/18	$11,112	$10,317	$10,397	$10,294
1/31/19	$11,183	$10,426	$10,421	$10,315
2/28/19	$11,218	$10,420	$10,446	$10,334
3/31/19	$11,259	$10,620	$10,470	$10,356
4/30/19	$11,307	$10,623	$10,493	$10,377
5/31/19	$11,354	$10,812	$10,516	$10,398
6/30/19	$11,407	$10,947	$10,538	$10,419
7/31/19	$11,419	$10,971	$10,559	$10,440
8/31/19	$11,431	$11,256	$10,579	$10,460
9/30/19	$11,463	$11,196	$10,600	$10,478
10/31/19	$11,500	$11,230	$10,618	$10,496
11/30/19	$11,512	$11,224	$10,637	$10,511
12/31/19	$11,548	$11,216	$10,656	$10,526
1/31/20	$11,585	$11,432	$10,673	$10,540
2/29/20	$11,609	$11,638	$10,690	$10,554
3/31/20	$11,179	$11,569	$10,708	$10,567
4/30/20	$11,340	$11,775	$10,721	$10,576
5/31/20	$11,463	$11,830	$10,734	$10,580
6/30/20	$11,565	$11,904	$10,747	$10,581
7/31/20	$11,640	$12,082	$10,749	$10,582
8/31/20	$11,727	$11,984	$10,752	$10,584
9/30/20	$11,750	$11,978	$10,755	$10,585
10/31/20	$11,775	$11,924	$10,757	$10,586
11/30/20	$11,825	$12,041	$10,759	$10,586
12/31/20	$11,885	$12,058	$10,761	$10,587
1/31/21	$11,961	$11,971	$10,763	$10,588
2/28/21	$11,973	$11,799	$10,765	$10,589
3/31/21	$11,970	$11,651	$10,768	$10,589
4/30/21	$11,995	$11,743	$10,769	$10,590
5/31/21	$11,970	$11,782	$10,771	$10,590
6/30/21	$11,966	$11,864	$10,773	$10,590
7/31/21	$11,978	$11,997	$10,774	$10,590
8/31/21	$12,004	$11,974	$10,776	$10,590
9/30/21	$12,044	$11,871	$10,777	$10,591
10/31/21	$12,044	$11,867	$10,778	$10,591
11/30/21	$12,018	$11,902	$10,779	$10,592
12/31/21	$12,021	$11,872	$10,781	$10,592
1/31/22	$12,009	$11,616	$10,783	$10,593
2/28/22	$11,918	$11,487	$10,785	$10,593
3/31/22	$11,790	$11,168	$10,787	$10,595
4/30/22	$11,739	$10,744	$10,796	$10,598
5/31/22	$11,726	$10,813	$10,805	$10,603
6/30/22	$11,599	$10,643	$10,814	$10,610
7/31/22	$11,690	$10,903	$10,828	$10,621
8/31/22	$11,664	$10,595	$10,850	$10,637
9/30/22	$11,463	$10,138	$10,872	$10,658
10/31/22	$11,385	$10,006	$10,900	$10,684
11/30/22	$11,463	$10,374	$10,934	$10,715
12/31/22	$11,595	$10,327	$10,972	$10,751
1/31/23	$11,805	$10,645	$11,013	$10,791
2/28/23	$11,819	$10,370	$11,052	$10,829
3/31/23	$11,729	$10,633	$11,096	$10,872
4/30/23	$11,810	$10,698	$11,140	$10,915
5/31/23	$11,850	$10,581	$11,188	$10,961
6/30/23	$11,963	$10,544	$11,236	$11,008
7/31/23	$12,058	$10,536	$11,285	$11,058
8/31/23	$12,085	$10,469	$11,336	$11,110
9/30/23	$12,072	$10,203	$11,387	$11,160
10/31/23	$12,003	$10,042	$11,439	$11,212
11/30/23	$12,236	$10,497	$11,490	$11,264
12/31/23	$12,427	$10,898	$11,543	$11,317
1/31/24	$12,552	$10,868	$11,596	$11,369
2/29/24	$12,580	$10,715	$11,645	$11,419
3/31/24	$12,720	$10,814	$11,699	$11,472
4/30/24	$12,720	$10,541	$11,751	$11,523
5/31/24	$12,863	$10,719	$11,805	$11,577
6/30/24	$12,911	$10,821	$11,854	$11,629
7/31/24	$13,071	$11,074	$11,912	$11,683
8/31/24	$13,187	$11,233	$11,967	$11,737
9/30/24	$13,263	$11,383	$12,018	$11,788
10/31/24	$13,248	$11,101	$12,068	$11,839
11/30/24	$13,426	$11,218	$12,116	$11,886
12/31/24	$13,472	$11,035	$12,163	$11,933
1/31/25	$13,593	$11,093	$12,208	$11,979
2/28/25	$13,683	$11,337	$12,250	$12,020
3/31/25	$13,747	$11,342	$12,295	$12,064
4/30/25	$13,747	$11,386	$12,340	$12,108
5/31/25	$13,884	$11,305	$12,386	$12,153
6/30/25	$14,001	$11,478	$12,430	$12,196
7/31/25	$14,079	$11,448	$12,477	$12,242
8/31/25	$14,188	$11,585	$12,524	$12,287
9/30/25	$14,256	$11,711	$12,569	$12,331
10/31/25	$14,335	$11,785	$12,614	$12,375
11/30/25	$14,399	$11,858	$12,656	$12,416
12/31/25	$14,527	$11,840	$12,697	$12,457
1/31/26	$17,053	$11,853	$12,738	$12,498
2/28/26	$17,101	$12,047	$12,774	$12,534
3/31/26	$17,130	$11,835	$12,814	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Portfolio	24.61%	7.43%	5.53%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%
ICE BofA SOFR Overnight Rate IndexFootnote Reference(1)	4.22%	3.50%	-%
Footnote	Description
Footnote(1)	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Footnote(2)	Performance shown for the index is ICE BofA SOFR Overnight Rate Index. Prior to July 1, 2022, performance is that of 3 Month USD LIBOR. Prior to July 1, 2022, the 3 Month USD LIBOR was the Portfolio's primary benchmark.

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$208,505
# of Portfolio Holdings	793
Portfolio Turnover Rate	689%
Total Net Advisory Fees Paid During the Reporting Period	$37
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Government Agencies	63.1%
Asset-Backed Securities	45.6%
Non-Agency Mortgage-Backed Securities	28.9%
U.S. Treasury Obligations	4.1%
Other Investments	0.0%Footnote Reference^
Short-Term Instruments	1.1%
Affiliated Investments	11.8%
Financial Derivative Instruments	(0.1%)
Other Assets and Liabilities, Net	(54.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.
Footnote^	Rounded value of investments is less than 0.1% of net assets.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.11% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0468TSRAR_033126

PIMCO Short-Term Floating NAV Portfolio II

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio II (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio II	$6	0.06%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly in financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index ("Index"), as investment grade corporate bonds had positive total returns.

  U.S. duration positioning contributed to relative performance versus the Index, as carry contributions from the strengthening dollar offset detractions from underweight positioning as interest rates fell.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Short-Term Floating NAV Portfolio II	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,007	$10,038	$10,002
5/31/16	$10,013	$10,041	$10,004
6/30/16	$10,019	$10,221	$10,006
7/31/16	$10,026	$10,286	$10,009
8/31/16	$10,033	$10,274	$10,011
9/30/16	$10,040	$10,268	$10,013
10/31/16	$10,046	$10,190	$10,016
11/30/16	$10,051	$9,949	$10,019
12/31/16	$10,059	$9,963	$10,022
1/31/17	$10,069	$9,982	$10,025
2/28/17	$10,078	$10,049	$10,029
3/31/17	$10,085	$10,044	$10,034
4/30/17	$10,094	$10,122	$10,039
5/31/17	$10,103	$10,199	$10,045
6/30/17	$10,113	$10,189	$10,052
7/31/17	$10,124	$10,233	$10,060
8/31/17	$10,135	$10,325	$10,069
9/30/17	$10,147	$10,276	$10,078
10/31/17	$10,158	$10,282	$10,087
11/30/17	$10,168	$10,268	$10,096
12/31/17	$10,179	$10,316	$10,106
1/31/18	$10,192	$10,197	$10,117
2/28/18	$10,203	$10,100	$10,128
3/31/18	$10,219	$10,165	$10,141
4/30/18	$10,236	$10,089	$10,155
5/31/18	$10,255	$10,161	$10,170
6/30/18	$10,272	$10,149	$10,185
7/31/18	$10,291	$10,151	$10,202
8/31/18	$10,311	$10,216	$10,219
9/30/18	$10,328	$10,151	$10,236
10/31/18	$10,347	$10,070	$10,255
11/30/18	$10,368	$10,131	$10,274
12/31/18	$10,389	$10,317	$10,294
1/31/19	$10,414	$10,426	$10,315
2/28/19	$10,436	$10,420	$10,334
3/31/19	$10,460	$10,620	$10,356
4/30/19	$10,483	$10,623	$10,377
5/31/19	$10,507	$10,812	$10,398
6/30/19	$10,528	$10,947	$10,419
7/31/19	$10,551	$10,971	$10,440
8/31/19	$10,574	$11,256	$10,460
9/30/19	$10,593	$11,196	$10,478
10/31/19	$10,612	$11,230	$10,496
11/30/19	$10,628	$11,224	$10,511
12/31/19	$10,644	$11,216	$10,526
1/31/20	$10,664	$11,432	$10,540
2/29/20	$10,679	$11,638	$10,554
3/31/20	$10,632	$11,569	$10,567
4/30/20	$10,683	$11,775	$10,576
5/31/20	$10,702	$11,830	$10,580
6/30/20	$10,711	$11,904	$10,581
7/31/20	$10,715	$12,082	$10,582
8/31/20	$10,717	$11,984	$10,584
9/30/20	$10,719	$11,978	$10,585
10/31/20	$10,720	$11,924	$10,586
11/30/20	$10,721	$12,041	$10,586
12/31/20	$10,723	$12,058	$10,587
1/31/21	$10,724	$11,971	$10,588
2/28/21	$10,725	$11,799	$10,589
3/31/21	$10,725	$11,651	$10,589
4/30/21	$10,727	$11,743	$10,590
5/31/21	$10,727	$11,782	$10,590
6/30/21	$10,727	$11,864	$10,590
7/31/21	$10,727	$11,997	$10,590
8/31/21	$10,728	$11,974	$10,590
9/30/21	$10,730	$11,871	$10,591
10/31/21	$10,729	$11,867	$10,591
11/30/21	$10,729	$11,902	$10,592
12/31/21	$10,729	$11,872	$10,592
1/31/22	$10,729	$11,616	$10,593
2/28/22	$10,729	$11,487	$10,593
3/31/22	$10,729	$11,168	$10,595
4/30/22	$10,732	$10,744	$10,598
5/31/22	$10,737	$10,813	$10,603
6/30/22	$10,743	$10,643	$10,610
7/31/22	$10,758	$10,903	$10,621
8/31/22	$10,779	$10,595	$10,637
9/30/22	$10,799	$10,138	$10,658
10/31/22	$10,821	$10,006	$10,684
11/30/22	$10,859	$10,374	$10,715
12/31/22	$10,900	$10,327	$10,751
1/31/23	$10,948	$10,645	$10,791
2/28/23	$10,986	$10,370	$10,829
3/31/23	$11,030	$10,633	$10,872
4/30/23	$11,074	$10,698	$10,915
5/31/23	$11,122	$10,581	$10,961
6/30/23	$11,173	$10,544	$11,008
7/31/23	$11,220	$10,536	$11,058
8/31/23	$11,272	$10,469	$11,110
9/30/23	$11,323	$10,203	$11,160
10/31/23	$11,373	$10,042	$11,212
11/30/23	$11,430	$10,497	$11,264
12/31/23	$11,486	$10,898	$11,317
1/31/24	$11,538	$10,868	$11,369
2/29/24	$11,588	$10,715	$11,419
3/31/24	$11,636	$10,814	$11,472
4/30/24	$11,693	$10,541	$11,523
5/31/24	$11,751	$10,719	$11,577
6/30/24	$11,800	$10,821	$11,629
7/31/24	$11,857	$11,074	$11,683
8/31/24	$11,917	$11,233	$11,737
9/30/24	$11,967	$11,383	$11,788
10/31/24	$12,017	$11,101	$11,839
11/30/24	$12,066	$11,218	$11,886
12/31/24	$12,113	$11,035	$11,933
1/31/25	$12,160	$11,093	$11,979
2/28/25	$12,202	$11,337	$12,020
3/31/25	$12,245	$11,342	$12,064
4/30/25	$12,288	$11,386	$12,108
5/31/25	$12,336	$11,305	$12,153
6/30/25	$12,380	$11,478	$12,196
7/31/25	$12,426	$11,448	$12,242
8/31/25	$12,474	$11,585	$12,287
9/30/25	$12,517	$11,711	$12,331
10/31/25	$12,565	$11,785	$12,375
11/30/25	$12,604	$11,858	$12,416
12/31/25	$12,648	$11,840	$12,457
1/31/26	$12,689	$11,853	$12,498
2/28/26	$12,725	$12,047	$12,534
3/31/26	$12,762	$11,835	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Floating NAV Portfolio II	4.22%	3.54%	2.47%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$10,760,036
# of Portfolio Holdings	308
Portfolio Turnover Rate	117%
Total Net Advisory Fees Paid During the Reporting Period	$2,145
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	13.8%
U.S. Government Agencies	1.6%
Sovereign Issues	1.4%
U.S. Treasury Obligations	0.8%
Other Investments	0.1%
Short-Term Instruments	102.8%
Other Assets and Liabilities, Net	(20.5%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Floating NAV Portfolio II

Annual Shareholder Report |

March 31, 2026

PAPS1944TSRAR_033126

PIMCO U.S. Government and Short-Term Investments Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO U.S. Government and Short-Term Investments Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO U.S. Government and Short-Term Investments Portfolio	$11	0.11%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  U.S. interest rates strategies overall, including duration, curve positioning, and instrument selection contributed to relative performance versus the Bloomberg Government Bond Index (“Index”), as the curve steepened.

  Positioning within investment grade credit contributed to relative performance versus the Index, as tactical spread beta positioning outperformed.

  Out of benchmark exposure to securitized strategies contributed to relative performance versus the Index, as the strategy outperformed like-duration Treasuries.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Bloomberg U.S. Aggregate Index replaced the FTSE 3-Month Treasury Bill Index as the Portfolio's regulatory index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO U.S. Government and Short-Term Investments Portfolio	Bloomberg U.S. Aggregate Index	Bloomberg Government Bond Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$9,978	$10,038	$9,990	$10,002
5/31/16	$10,000	$10,041	$9,990	$10,004
6/30/16	$10,377	$10,221	$10,204	$10,006
7/31/16	$10,533	$10,286	$10,244	$10,009
8/31/16	$10,389	$10,274	$10,190	$10,011
9/30/16	$10,366	$10,268	$10,178	$10,013
10/31/16	$10,153	$10,190	$10,070	$10,016
11/30/16	$9,616	$9,949	$9,810	$10,019
12/31/16	$9,664	$9,963	$9,799	$10,022
1/31/17	$9,811	$9,982	$9,822	$10,025
2/28/17	$9,946	$10,049	$9,869	$10,029
3/31/17	$9,955	$10,044	$9,866	$10,034
4/30/17	$10,125	$10,122	$9,933	$10,039
5/31/17	$10,272	$10,199	$9,997	$10,045
6/30/17	$10,303	$10,189	$9,981	$10,052
7/31/17	$10,337	$10,233	$9,998	$10,060
8/31/17	$10,633	$10,325	$10,105	$10,069
9/30/17	$10,379	$10,276	$10,020	$10,078
10/31/17	$10,367	$10,282	$10,008	$10,087
11/30/17	$10,333	$10,268	$9,994	$10,096
12/31/17	$10,396	$10,316	$10,024	$10,106
1/31/18	$10,073	$10,197	$9,891	$10,117
2/28/18	$9,900	$10,100	$9,818	$10,128
3/31/18	$10,090	$10,165	$9,909	$10,141
4/30/18	$9,882	$10,089	$9,830	$10,155
5/31/18	$10,032	$10,161	$9,917	$10,170
6/30/18	$10,042	$10,149	$9,919	$10,185
7/31/18	$9,914	$10,151	$9,878	$10,202
8/31/18	$10,065	$10,216	$9,953	$10,219
9/30/18	$9,773	$10,151	$9,862	$10,236
10/31/18	$9,645	$10,070	$9,816	$10,255
11/30/18	$9,855	$10,131	$9,903	$10,274
12/31/18	$10,541	$10,317	$10,113	$10,294
1/31/19	$10,637	$10,426	$10,160	$10,315
2/28/19	$10,458	$10,420	$10,134	$10,334
3/31/19	$11,115	$10,620	$10,326	$10,356
4/30/19	$10,983	$10,623	$10,298	$10,377
5/31/19	$11,868	$10,812	$10,537	$10,398
6/30/19	$12,155	$10,947	$10,634	$10,419
7/31/19	$12,047	$10,971	$10,622	$10,440
8/31/19	$13,199	$11,256	$10,979	$10,460
9/30/19	$12,768	$11,196	$10,888	$10,478
10/31/19	$12,707	$11,230	$10,895	$10,496
11/30/19	$12,575	$11,224	$10,863	$10,511
12/31/19	$12,345	$11,216	$10,803	$10,526
1/31/20	$13,120	$11,432	$11,065	$10,540
2/29/20	$13,945	$11,638	$11,354	$10,554
3/31/20	$14,919	$11,569	$11,676	$10,567
4/30/20	$15,006	$11,775	$11,750	$10,576
5/31/20	$14,956	$11,830	$11,722	$10,580
6/30/20	$15,081	$11,904	$11,733	$10,581
7/31/20	$15,527	$12,082	$11,864	$10,582
8/31/20	$15,106	$11,984	$11,738	$10,584
9/30/20	$15,196	$11,978	$11,755	$10,585
10/31/20	$14,822	$11,924	$11,647	$10,586
11/30/20	$14,959	$12,041	$11,687	$10,586
12/31/20	$14,871	$12,058	$11,662	$10,587
1/31/21	$14,520	$11,971	$11,554	$10,588
2/28/21	$13,876	$11,799	$11,349	$10,589
3/31/21	$13,267	$11,651	$11,179	$10,589
4/30/21	$13,545	$11,743	$11,261	$10,590
5/31/21	$13,589	$11,782	$11,299	$10,590
6/30/21	$13,948	$11,864	$11,370	$10,590
7/31/21	$14,433	$11,997	$11,521	$10,590
8/31/21	$14,360	$11,974	$11,502	$10,590
9/30/21	$13,967	$11,871	$11,379	$10,591
10/31/21	$13,981	$11,867	$11,370	$10,591
11/30/21	$14,292	$11,902	$11,454	$10,592
12/31/21	$14,113	$11,872	$11,396	$10,592
1/31/22	$13,516	$11,616	$11,183	$10,593
2/28/22	$13,307	$11,487	$11,109	$10,593
3/31/22	$12,291	$11,168	$10,766	$10,595
4/30/22	$11,273	$10,744	$10,438	$10,598
5/31/22	$11,213	$10,813	$10,458	$10,603
6/30/22	$11,084	$10,643	$10,366	$10,610
7/31/22	$11,625	$10,903	$10,530	$10,621
8/31/22	$10,648	$10,595	$10,271	$10,637
9/30/22	$9,564	$10,138	$9,921	$10,658
10/31/22	$9,051	$10,006	$9,785	$10,684
11/30/22	$9,791	$10,374	$10,043	$10,715
12/31/22	$9,446	$10,327	$9,993	$10,751
1/31/23	$10,243	$10,645	$10,240	$10,791
2/28/23	$9,523	$10,370	$10,003	$10,829
3/31/23	$10,310	$10,633	$10,290	$10,872
4/30/23	$10,448	$10,698	$10,345	$10,915
5/31/23	$10,217	$10,581	$10,227	$10,961
6/30/23	$10,007	$10,544	$10,151	$11,008
7/31/23	$9,868	$10,536	$10,116	$11,058
8/31/23	$9,667	$10,469	$10,066	$11,110
9/30/23	$9,056	$10,203	$9,848	$11,160
10/31/23	$8,652	$10,042	$9,731	$11,212
11/30/23	$9,460	$10,497	$10,066	$11,264
12/31/23	$10,205	$10,898	$10,401	$11,317
1/31/24	$10,079	$10,868	$10,373	$11,369
2/29/24	$9,765	$10,715	$10,238	$11,419
3/31/24	$9,890	$10,814	$10,304	$11,472
4/30/24	$9,273	$10,541	$10,067	$11,523
5/31/24	$9,557	$10,719	$10,212	$11,577
6/30/24	$9,746	$10,821	$10,315	$11,629
7/31/24	$10,224	$11,074	$10,539	$11,683
8/31/24	$10,431	$11,233	$10,673	$11,737
9/30/24	$10,686	$11,383	$10,801	$11,788
10/31/24	$10,061	$11,101	$10,546	$11,839
11/30/24	$10,301	$11,218	$10,628	$11,886
12/31/24	$9,682	$11,035	$10,466	$11,933
1/31/25	$9,796	$11,093	$10,520	$11,979
2/28/25	$10,417	$11,337	$10,745	$12,020
3/31/25	$10,385	$11,342	$10,770	$12,064
4/30/25	$10,336	$11,386	$10,838	$12,108
5/31/25	$10,172	$11,305	$10,728	$12,153
6/30/25	$10,387	$11,478	$10,862	$12,196
7/31/25	$10,370	$11,448	$10,820	$12,242
8/31/25	$10,470	$11,585	$10,934	$12,287
9/30/25	$10,679	$11,711	$11,026	$12,331
10/31/25	$10,879	$11,785	$11,094	$12,375
11/30/25	$10,996	$11,858	$11,163	$12,416
12/31/25	$10,856	$11,840	$11,126	$12,457
1/31/26	$10,856	$11,853	$11,116	$12,498
2/28/26	$11,179	$12,047	$11,317	$12,534
3/31/26	$10,789	$11,835	$11,122	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO U.S. Government and Short-Term Investments Portfolio	3.89%	(4.05%)	0.76%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
Bloomberg Government Bond Index	3.27%	(0.10%)	1.07%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$1,258,537
# of Portfolio Holdings	219
Portfolio Turnover Rate	18%
Total Net Advisory Fees Paid During the Reporting Period	$237
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
U.S. Treasury Obligations	84.0%
Non-Agency Mortgage-Backed Securities	2.9%
Corporate Bonds & Notes	1.5%
Asset-Backed Securities	1.2%
U.S. Government Agencies	0.4%
Short-Term Instruments	0.1%
Affiliated Investments	5.6%
Financial Derivative Instruments	0.2%
Other Assets and Liabilities, Net	4.1%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Material Portfolio Changes

This is a summary of certain changes and planned changes of the Portfolio since the beginning of the reporting period. For more information, you may refer to the Portfolio's next offering memorandum, which we expect to be available by July 31, 2026 or upon request at 888.87.PIMCO (888.877.4626).

Changes to Total Annual Portfolio Operating Expenses. Annual portfolio operating expenses decreased during the year by 0.28% as a result of lower expenses related to interest.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO U.S. Government and Short-Term Investments Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0470TSRAR_033126

PIMCO International Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO International Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO International Portfolio	$20	0.20%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Curve positioning in the euro bloc, including underweight exposure to the long-end, contributed to relative performance versus the JPMorgan GBI Global ex-US Index Hedged in USD (“Index”), as yields rose.

  Curve positioning in Japan, including underweight exposure to the intermediate section, contributed to relative performance versus the Index, as yields rose.

  Curve positioning in Canada, including underweight exposure to the intermediate section, contributed to relative performance versus the Index, as the curve steepened.

  Overweight exposure to duration in Australia detracted from relative performance versus the Index, as yields rose.

  Curve positioning in the U.K., namely overweight exposure to the long-end of the curve in 2026, detracted from relative performance versus the Index, as long-end yields rose.

  Short exposure to the euro from November 2025 through January 2026 detracted from relative performance versus the Index, as it appreciated relative to the U.S. dollar.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg Global Aggregate ex-USD (USD Hedged) Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO International Portfolio	Bloomberg Global Aggregate ex-USD (USD Hedged) Index	JPMorgan GBI Global ex-US Index Hedged in USD	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000	$10,000
4/30/16	$9,862	$9,998	$9,978	$10,002
5/31/16	$10,013	$10,070	$10,072	$10,004
6/30/16	$9,548	$10,272	$10,331	$10,006
7/31/16	$9,624	$10,328	$10,362	$10,009
8/31/16	$9,674	$10,324	$10,344	$10,011
9/30/16	$9,661	$10,326	$10,337	$10,013
10/31/16	$9,674	$10,207	$10,183	$10,016
11/30/16	$9,925	$10,096	$10,070	$10,019
12/31/16	$9,862	$10,134	$10,114	$10,022
1/31/17	$9,925	$10,047	$9,978	$10,025
2/28/17	$9,711	$10,146	$10,092	$10,029
3/31/17	$9,636	$10,140	$10,077	$10,034
4/30/17	$9,373	$10,201	$10,144	$10,039
5/31/17	$9,272	$10,244	$10,187	$10,045
6/30/17	$9,573	$10,199	$10,132	$10,052
7/31/17	$9,598	$10,223	$10,154	$10,060
8/31/17	$9,473	$10,317	$10,259	$10,069
9/30/17	$9,799	$10,269	$10,197	$10,078
10/31/17	$9,636	$10,340	$10,277	$10,087
11/30/17	$9,473	$10,380	$10,326	$10,096
12/31/17	$9,523	$10,385	$10,319	$10,106
1/31/18	$9,799	$10,344	$10,277	$10,117
2/28/18	$9,812	$10,377	$10,323	$10,128
3/31/18	$9,511	$10,483	$10,470	$10,141
4/30/18	$9,410	$10,472	$10,451	$10,155
5/31/18	$9,285	$10,487	$10,442	$10,170
6/30/18	$9,322	$10,533	$10,498	$10,185
7/31/18	$9,460	$10,531	$10,483	$10,202
8/31/18	$9,573	$10,537	$10,457	$10,219
9/30/18	$9,649	$10,515	$10,435	$10,236
10/31/18	$9,749	$10,545	$10,472	$10,255
11/30/18	$9,448	$10,591	$10,533	$10,274
12/31/18	$8,661	$10,714	$10,688	$10,294
1/31/19	$8,585	$10,823	$10,807	$10,315
2/28/19	$8,774	$10,847	$10,808	$10,334
3/31/19	$8,094	$11,031	$11,015	$10,356
4/30/19	$8,208	$11,036	$11,007	$10,377
5/31/19	$7,994	$11,168	$11,168	$10,398
6/30/19	$7,794	$11,334	$11,356	$10,419
7/31/19	$7,529	$11,473	$11,514	$10,440
8/31/19	$7,277	$11,704	$11,811	$10,460
9/30/19	$7,770	$11,655	$11,759	$10,478
10/31/19	$7,859	$11,588	$11,666	$10,496
11/30/19	$7,695	$11,566	$11,608	$10,511
12/31/19	$7,684	$11,526	$11,541	$10,526
1/31/20	$7,983	$11,723	$11,780	$10,540
2/29/20	$7,541	$11,817	$11,888	$10,554
3/31/20	$7,048	$11,584	$11,709	$10,567
4/30/20	$6,776	$11,748	$11,814	$10,576
5/31/20	$6,750	$11,750	$11,807	$10,580
6/30/20	$6,802	$11,788	$11,841	$10,581
7/31/20	$6,789	$11,872	$11,937	$10,582
8/31/20	$6,983	$11,788	$11,816	$10,584
9/30/20	$6,918	$11,868	$11,945	$10,585
10/31/20	$6,996	$11,904	$11,989	$10,586
11/30/20	$7,009	$11,932	$11,998	$10,586
12/31/20	$6,931	$11,980	$12,045	$10,587
1/31/21	$7,061	$11,927	$11,966	$10,588
2/28/21	$7,334	$11,729	$11,711	$10,589
3/31/21	$7,360	$11,752	$11,757	$10,589
4/30/21	$7,360	$11,740	$11,717	$10,590
5/31/21	$7,334	$11,755	$11,730	$10,590
6/30/21	$7,243	$11,793	$11,777	$10,590
7/31/21	$7,048	$11,953	$11,955	$10,590
8/31/21	$7,100	$11,924	$11,913	$10,590
9/30/21	$7,347	$11,804	$11,772	$10,591
10/31/21	$7,152	$11,754	$11,753	$10,591
11/30/21	$6,866	$11,877	$11,914	$10,592
12/31/21	$7,035	$11,812	$11,794	$10,592
1/31/22	$7,204	$11,681	$11,636	$10,593
2/28/22	$7,334	$11,522	$11,492	$10,593
3/31/22	$7,321	$11,334	$11,313	$10,595
4/30/22	$7,152	$11,121	$11,073	$10,598
5/31/22	$7,438	$11,039	$10,940	$10,603
6/30/22	$7,469	$10,879	$10,794	$10,610
7/31/22	$7,404	$11,172	$11,083	$10,621
8/31/22	$7,496	$10,889	$10,736	$10,637
9/30/22	$7,609	$10,639	$10,442	$10,658
10/31/22	$7,675	$10,693	$10,504	$10,684
11/30/22	$7,741	$10,860	$10,670	$10,715
12/31/22	$8,002	$10,659	$10,361	$10,751
1/31/23	$8,041	$10,839	$10,534	$10,791
2/28/23	$7,909	$10,748	$10,453	$10,829
3/31/23	$7,696	$10,964	$10,707	$10,872
4/30/23	$7,656	$11,009	$10,722	$10,915
5/31/23	$7,683	$11,026	$10,707	$10,961
6/30/23	$7,656	$11,044	$10,722	$11,008
7/31/23	$7,842	$11,052	$10,680	$11,058
8/31/23	$7,869	$11,083	$10,690	$11,110
9/30/23	$7,962	$10,958	$10,536	$11,160
10/31/23	$8,135	$10,955	$10,510	$11,212
11/30/23	$8,135	$11,239	$10,827	$11,264
12/31/23	$8,201	$11,545	$11,150	$11,317
1/31/24	$8,214	$11,528	$11,087	$11,369
2/29/24	$8,121	$11,511	$11,048	$11,419
3/31/24	$8,148	$11,612	$11,156	$11,472
4/30/24	$8,267	$11,505	$11,004	$11,523
5/31/24	$8,347	$11,531	$10,980	$11,577
6/30/24	$8,379	$11,625	$11,045	$11,629
7/31/24	$8,473	$11,814	$11,224	$11,683
8/31/24	$8,499	$11,909	$11,331	$11,737
9/30/24	$8,561	$12,030	$11,443	$11,788
10/31/24	$8,413	$11,971	$11,353	$11,839
11/30/24	$8,426	$12,129	$11,497	$11,886
12/31/24	$8,538	$12,119	$11,410	$11,933
1/31/25	$8,592	$12,150	$11,413	$11,979
2/28/25	$8,673	$12,197	$11,462	$12,020
3/31/25	$8,795	$12,099	$11,331	$12,064
4/30/25	$8,850	$12,279	$11,511	$12,108
5/31/25	$8,863	$12,271	$11,471	$12,153
6/30/25	$8,992	$12,333	$11,527	$12,196
7/31/25	$8,978	$12,335	$11,494	$12,242
8/31/25	$9,021	$12,338	$11,469	$12,287
9/30/25	$9,082	$12,393	$11,532	$12,331
10/31/25	$9,199	$12,508	$11,657	$12,375
11/30/25	$9,140	$12,493	$11,631	$12,416
12/31/25	$9,114	$12,458	$11,563	$12,457
1/31/26	$9,054	$12,501	$11,572	$12,498
2/28/26	$9,265	$12,657	$11,768	$12,534
3/31/26	$8,947	$12,434	$11,498	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO International Portfolio	1.73%	3.98%	(1.11%)
Bloomberg Global Aggregate ex-USD (USD Hedged) Index	2.77%	1.13%	2.20%
JPMorgan GBI Global ex-US Index Hedged in USD	1.47%	(0.45%)	1.41%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$542,322
# of Portfolio Holdings	286
Portfolio Turnover Rate	86%
Total Net Advisory Fees Paid During the Reporting Period	$104
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Geographic Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Japan	14.5%
United Kingdom	8.7%
Supranational	6.8%
Australia	4.4%
United States	2.1%
Short-Term Instruments	25.7%
Affiliated Investments	31.9%
Financial Derivative Instruments	1.6%
Other Assets and Liabilities, Net	4.3%
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO International Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS0109TSRAR_033126

PIMCO Short Asset Portfolio

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short Asset Portfolio (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short Asset Portfolio	$0	0.00%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Overweight exposure to investment grade corporate credit, specifically financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  Overweight exposure to agency mortgage-backed securities (“MBS”) contributed to relative performance, as agency MBS had positive total returns.

  Overweight exposure to select securitized credit, particularly collateralized loan obligations (“CLO”) and asset-backed securities (“ABS”), contributed to relative performance versus the Index, as CLOs and ABS had positive total returns.

  Overweight U.S. duration positioning, particularly in the 1 year part of the curve, contributed to relative performance versus the Index, as interest rates fell.

  Overweight exposure to Australian duration, particularly in the 3 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

  Overweight exposure to U.K. duration, particularly in the 1 year part of the curve, detracted from relative performance versus the Index, as interest rates rose.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Short Asset Portfolio	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
5/1/17	$10,000	$10,000	$10,000
5/31/17	$10,012	$10,099	$10,006
6/30/17	$10,035	$10,089	$10,013
7/31/17	$10,054	$10,132	$10,021
8/31/17	$10,066	$10,223	$10,030
9/30/17	$10,091	$10,174	$10,039
10/31/17	$10,112	$10,180	$10,048
11/30/17	$10,126	$10,167	$10,057
12/31/17	$10,143	$10,214	$10,067
1/31/18	$10,165	$10,096	$10,078
2/28/18	$10,178	$10,001	$10,089
3/31/18	$10,188	$10,065	$10,102
4/30/18	$10,217	$9,990	$10,115
5/31/18	$10,235	$10,061	$10,130
6/30/18	$10,255	$10,049	$10,146
7/31/18	$10,284	$10,051	$10,162
8/31/18	$10,308	$10,116	$10,179
9/30/18	$10,335	$10,051	$10,196
10/31/18	$10,354	$9,971	$10,215
11/30/18	$10,353	$10,031	$10,234
12/31/18	$10,343	$10,215	$10,254
1/31/19	$10,386	$10,324	$10,275
2/28/19	$10,428	$10,318	$10,294
3/31/19	$10,449	$10,516	$10,315
4/30/19	$10,487	$10,518	$10,336
5/31/19	$10,498	$10,705	$10,358
6/30/19	$10,526	$10,840	$10,379
7/31/19	$10,559	$10,863	$10,399
8/31/19	$10,584	$11,145	$10,419
9/30/19	$10,610	$11,085	$10,437
10/31/19	$10,636	$11,119	$10,455
11/30/19	$10,656	$11,113	$10,470
12/31/19	$10,681	$11,105	$10,485
1/31/20	$10,720	$11,319	$10,499
2/29/20	$10,730	$11,523	$10,513
3/31/20	$10,474	$11,455	$10,526
4/30/20	$10,640	$11,659	$10,534
5/31/20	$10,722	$11,713	$10,539
6/30/20	$10,810	$11,787	$10,540
7/31/20	$10,847	$11,963	$10,541
8/31/20	$10,869	$11,866	$10,542
9/30/20	$10,885	$11,860	$10,543
10/31/20	$10,899	$11,807	$10,544
11/30/20	$10,909	$11,923	$10,545
12/31/20	$10,927	$11,939	$10,546
1/31/21	$10,946	$11,854	$10,547
2/28/21	$10,952	$11,682	$10,547
3/31/21	$10,963	$11,536	$10,548
4/30/21	$10,968	$11,628	$10,548
5/31/21	$10,976	$11,666	$10,549
6/30/21	$10,975	$11,748	$10,549
7/31/21	$10,972	$11,879	$10,549
8/31/21	$10,979	$11,856	$10,549
9/30/21	$10,993	$11,754	$10,550
10/31/21	$10,989	$11,750	$10,550
11/30/21	$10,979	$11,785	$10,550
12/31/21	$10,980	$11,755	$10,551
1/31/22	$10,978	$11,502	$10,551
2/28/22	$10,950	$11,373	$10,552
3/31/22	$10,882	$11,057	$10,554
4/30/22	$10,884	$10,638	$10,557
5/31/22	$10,888	$10,706	$10,562
6/30/22	$10,835	$10,538	$10,569
7/31/22	$10,831	$10,796	$10,580
8/31/22	$10,896	$10,491	$10,596
9/30/22	$10,908	$10,038	$10,616
10/31/22	$10,909	$9,908	$10,643
11/30/22	$10,947	$10,272	$10,673
12/31/22	$11,016	$10,226	$10,709
1/31/23	$11,083	$10,540	$10,749
2/28/23	$11,146	$10,268	$10,786
3/31/23	$11,151	$10,529	$10,829
4/30/23	$11,205	$10,592	$10,873
5/31/23	$11,267	$10,477	$10,919
6/30/23	$11,335	$10,440	$10,965
7/31/23	$11,403	$10,432	$11,015
8/31/23	$11,467	$10,366	$11,066
9/30/23	$11,537	$10,102	$11,116
10/31/23	$11,593	$9,943	$11,169
11/30/23	$11,651	$10,393	$11,220
12/31/23	$11,721	$10,791	$11,272
1/31/24	$11,797	$10,761	$11,325
2/29/24	$11,864	$10,609	$11,374
3/31/24	$11,936	$10,707	$11,427
4/30/24	$11,997	$10,437	$11,478
5/31/24	$12,064	$10,614	$11,532
6/30/24	$12,120	$10,714	$11,583
7/31/24	$12,172	$10,965	$11,637
8/31/24	$12,238	$11,122	$11,691
9/30/24	$12,296	$11,271	$11,742
10/31/24	$12,363	$10,992	$11,793
11/30/24	$12,427	$11,108	$11,840
12/31/24	$12,497	$10,926	$11,886
1/31/25	$12,562	$10,984	$11,932
2/28/25	$12,608	$11,226	$11,973
3/31/25	$12,644	$11,230	$12,017
4/30/25	$12,676	$11,274	$12,060
5/31/25	$12,754	$11,193	$12,105
6/30/25	$12,810	$11,365	$12,149
7/31/25	$12,873	$11,335	$12,194
8/31/25	$12,940	$11,471	$12,239
9/30/25	$12,988	$11,596	$12,283
10/31/25	$13,051	$11,668	$12,327
11/30/25	$13,097	$11,741	$12,368
12/31/25	$13,152	$11,724	$12,409
1/31/26	$13,204	$11,736	$12,449
2/28/26	$13,250	$11,928	$12,485
3/31/26	$13,278	$11,718	$12,524

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	Since Inception 5/1/17
PIMCO Short Asset Portfolio	5.01%	3.91%	3.23%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.79%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.56%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$6,890,609
# of Portfolio Holdings	938
Portfolio Turnover Rate	49%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	52.4%
Asset-Backed Securities	18.4%
U.S. Government Agencies	16.3%
Non-Agency Mortgage-Backed Securities	3.1%
Sovereign Issues	2.3%
U.S. Treasury Obligations	0.3%
Short-Term Instruments	10.8%
Financial Derivative Instruments	0.3%
Other Assets and Liabilities, Net	(3.9%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short Asset Portfolio

Annual Shareholder Report |

March 31, 2026

PAPS2172TSRAR_033126

PIMCO Short-Term Floating NAV Portfolio III

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about the PIMCO Short-Term Floating NAV Portfolio III (the "Portfolio") for the period of April 1, 2025 to March 31, 2026 (the "reporting period"). You can find additional information about the Portfolio at www.pimco.com/PAPS. You can also request this information by contacting us at 888.87.PIMCO (888.877.4626).

What were the Portfolio costs for the reporting period?

(based on a hypothetical $10,000 investment)

Table Summary
Portfolio Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PIMCO Short-Term Floating NAV Portfolio III	$0	0.00%

How did the Portfolio perform during the reporting period and what affected its performance?

The following affected performance (on a gross basis) during the reporting period:

  Holdings of investment grade corporate credit, particularly financials, contributed to relative performance versus the FTSE 3-Month Treasury Bill Index (“Index”), as investment grade corporate bonds had positive total returns.

  U.S. duration contributed to relative performance versus the Index, as U.S. dollar carry from hedging activity offset the detractors from underweight U.S. duration positioning.

  There were no material detractors for this Portfolio.

Portfolio Performance

In addition to the Portfolio's performance, the graph and the table in this section include performance of: (i) a broad-based securities market index (i.e., a regulatory index) and (ii) one or more supplemental index(es). The Portfolio's regulatory index is the Bloomberg U.S. Aggregate Index. The Portfolio's regulatory index is shown in connection with certain regulatory requirements to provide a broad measure of market performance.

The graph below illustrates cumulative returns for the 10-year period ended March 31, 2026 or the life of the Portfolio, if shorter. Cumulative returns are based on a hypothetical initial investment equal to the greater of either $10,000 or the investment minimum applicable to the share class.

Cumulative Returns Based on $10,000 Investment

Table Summary
	PIMCO Short-Term Floating NAV Portfolio III	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
3/31/16	$10,000	$10,000	$10,000
4/30/16	$10,009	$10,038	$10,002
5/31/16	$10,015	$10,041	$10,004
6/30/16	$10,024	$10,221	$10,006
7/31/16	$10,034	$10,286	$10,009
8/31/16	$10,042	$10,274	$10,011
9/30/16	$10,052	$10,268	$10,013
10/31/16	$10,059	$10,190	$10,016
11/30/16	$10,068	$9,949	$10,019
12/31/16	$10,076	$9,963	$10,022
1/31/17	$10,087	$9,982	$10,025
2/28/17	$10,097	$10,049	$10,029
3/31/17	$10,105	$10,044	$10,034
4/30/17	$10,115	$10,122	$10,039
5/31/17	$10,125	$10,199	$10,045
6/30/17	$10,137	$10,189	$10,052
7/31/17	$10,148	$10,233	$10,060
8/31/17	$10,161	$10,325	$10,069
9/30/17	$10,172	$10,276	$10,078
10/31/17	$10,185	$10,282	$10,087
11/30/17	$10,196	$10,268	$10,096
12/31/17	$10,212	$10,316	$10,106
1/31/18	$10,225	$10,197	$10,117
2/28/18	$10,236	$10,100	$10,128
3/31/18	$10,254	$10,165	$10,141
4/30/18	$10,272	$10,089	$10,155
5/31/18	$10,291	$10,161	$10,170
6/30/18	$10,310	$10,149	$10,185
7/31/18	$10,330	$10,151	$10,202
8/31/18	$10,352	$10,216	$10,219
9/30/18	$10,369	$10,151	$10,236
10/31/18	$10,389	$10,070	$10,255
11/30/18	$10,409	$10,131	$10,274
12/31/18	$10,433	$10,317	$10,294
1/31/19	$10,459	$10,426	$10,315
2/28/19	$10,482	$10,420	$10,334
3/31/19	$10,507	$10,620	$10,356
4/30/19	$10,530	$10,623	$10,377
5/31/19	$10,556	$10,812	$10,398
6/30/19	$10,578	$10,947	$10,419
7/31/19	$10,600	$10,971	$10,440
8/31/19	$10,625	$11,256	$10,460
9/30/19	$10,645	$11,196	$10,478
10/31/19	$10,665	$11,230	$10,496
11/30/19	$10,682	$11,224	$10,511
12/31/19	$10,701	$11,216	$10,526
1/31/20	$10,719	$11,432	$10,540
2/29/20	$10,736	$11,638	$10,554
3/31/20	$10,667	$11,569	$10,567
4/30/20	$10,701	$11,775	$10,576
5/31/20	$10,714	$11,830	$10,580
6/30/20	$10,722	$11,904	$10,581
7/31/20	$10,728	$12,082	$10,582
8/31/20	$10,731	$11,984	$10,584
9/30/20	$10,734	$11,978	$10,585
10/31/20	$10,735	$11,924	$10,586
11/30/20	$10,737	$12,041	$10,586
12/31/20	$10,741	$12,058	$10,587
1/31/21	$10,743	$11,971	$10,588
2/28/21	$10,745	$11,799	$10,589
3/31/21	$10,746	$11,651	$10,589
4/30/21	$10,749	$11,743	$10,590
5/31/21	$10,752	$11,782	$10,590
6/30/21	$10,753	$11,864	$10,590
7/31/21	$10,755	$11,997	$10,590
8/31/21	$10,755	$11,974	$10,590
9/30/21	$10,758	$11,871	$10,591
10/31/21	$10,757	$11,867	$10,591
11/30/21	$10,758	$11,902	$10,592
12/31/21	$10,764	$11,872	$10,592
1/31/22	$10,763	$11,616	$10,593
2/28/22	$10,765	$11,487	$10,593
3/31/22	$10,762	$11,168	$10,595
4/30/22	$10,766	$10,744	$10,598
5/31/22	$10,768	$10,813	$10,603
6/30/22	$10,777	$10,643	$10,610
7/31/22	$10,803	$10,903	$10,621
8/31/22	$10,821	$10,595	$10,637
9/30/22	$10,842	$10,138	$10,658
10/31/22	$10,869	$10,006	$10,684
11/30/22	$10,907	$10,374	$10,715
12/31/22	$10,949	$10,327	$10,751
1/31/23	$10,995	$10,645	$10,791
2/28/23	$11,034	$10,370	$10,829
3/31/23	$11,081	$10,633	$10,872
4/30/23	$11,124	$10,698	$10,915
5/31/23	$11,172	$10,581	$10,961
6/30/23	$11,225	$10,544	$11,008
7/31/23	$11,272	$10,536	$11,058
8/31/23	$11,324	$10,469	$11,110
9/30/23	$11,375	$10,203	$11,160
10/31/23	$11,431	$10,042	$11,212
11/30/23	$11,485	$10,497	$11,264
12/31/23	$11,543	$10,898	$11,317
1/31/24	$11,588	$10,868	$11,369
2/29/24	$11,649	$10,715	$11,419
3/31/24	$11,700	$10,814	$11,472
4/30/24	$11,752	$10,541	$11,523
5/31/24	$11,813	$10,719	$11,577
6/30/24	$11,864	$10,821	$11,629
7/31/24	$11,921	$11,074	$11,683
8/31/24	$11,984	$11,233	$11,737
9/30/24	$12,036	$11,383	$11,788
10/31/24	$12,085	$11,101	$11,839
11/30/24	$12,135	$11,218	$11,886
12/31/24	$12,187	$11,035	$11,933
1/31/25	$12,234	$11,093	$11,979
2/28/25	$12,277	$11,337	$12,020
3/31/25	$12,317	$11,342	$12,064
4/30/25	$12,365	$11,386	$12,108
5/31/25	$12,412	$11,305	$12,153
6/30/25	$12,459	$11,478	$12,196
7/31/25	$12,503	$11,448	$12,242
8/31/25	$12,555	$11,585	$12,287
9/30/25	$12,600	$11,711	$12,331
10/31/25	$12,649	$11,785	$12,375
11/30/25	$12,690	$11,858	$12,416
12/31/25	$12,735	$11,840	$12,457
1/31/26	$12,775	$11,853	$12,498
2/28/26	$12,813	$12,047	$12,534
3/31/26	$12,852	$11,835	$12,573

The table below shows the average annual total returns of the Portfolio, a regulatory index, and one or more supplemental index(es) for certain periods ended March 31, 2026.

Average Annual Total Returns (%)

Table Summary
Portfolio/Index Name	1 Year	5 Years	10 Years
PIMCO Short-Term Floating NAV Portfolio III	4.34%	3.64%	2.54%
Bloomberg U.S. Aggregate Index	4.35%	0.31%	1.70%
FTSE 3-Month Treasury Bill Index	4.22%	3.49%	2.32%

All Portfolio returns are net of fees and expenses and include applicable fee waivers and/or expense limitations. Absent any applicable fee waivers and/or expense limitations, performance would have been lower and there can be no assurance that any such waivers or limitations will continue in the future.

Performance quoted represents past performance. Past performance is not a guarantee or a reliable indicator of future results.Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Shares may be worth more or less than original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.Differences in the Portfolio’s performance versus an index and related attribution information with respect to particular categories of securities or individual positions may be attributable, in part, to differences in the pricing methodologies used by the Portfolio and the index. Performance current to the most recent month-end can be obtained by calling 888.87.PIMCO (888.877.4626).

Key Portfolio StatisticsFootnote Reference† (as of the end of the reporting period)

Table Summary
Total Net Assets	$14,858,567
# of Portfolio Holdings	392
Portfolio Turnover Rate	187%
Total Net Advisory Fees Paid During the Reporting Period	$0
Footnote	Description
Footnote†	Dollar amounts displayed in 000's

What did the Portfolio invest in?

Security Type Breakdown (% of Net Asset Value)Footnote Reference*

Table Summary
Corporate Bonds & Notes	22.9%
U.S. Treasury Obligations	20.7%
U.S. Government Agencies	3.6%
Sovereign Issues	2.7%
Asset-Backed Securities	0.1%
Short-Term Instruments	52.7%
Financial Derivative Instruments	0.1%
Other Assets and Liabilities, Net	(2.8%)
Total	100.0%
Footnote	Description
Footnote*	% of Net Asset Value includes derivatives instruments, if any, valued at the value used for determining the Portfolio's net asset value. The notional exposure of such derivatives investments therefore may be greater than what is depicted.

Additional Information

For additional information about the Portfolio, including the Portfolio's offering memorandum, financial information, holdings and proxy voting information, please visit www.pimco.com/PAPS or contact 888.87.PIMCO (888.877.4626). For tax information about the Portfolio, please visit: www.pimco.com/tax.

PIMCO Short-Term Floating NAV Portfolio III

Annual Shareholder Report |

March 31, 2026

PAPS2056TSRAR_033126

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the principal executive officer or principal financial officer during the period covered by this report.

A copy of the Code is included as an exhibit to this report.

Item 3.	Audit Committee Financial Expert.

The Board of Trustees has determined that Steven Lipiner, who serves on the Board’s Audit Committee, qualifies as an “audit committee financial expert” as such term is defined in the instructions to this Item 3. The Board has also determined that Mr. Lipiner is “independent” as such term is interpreted under this Item 3.

Item 4.	Principal Accountant Fees and Services.

(a)	Fiscal Year Ended	Audit Fees
	March 31, 2026	$6,576,508
	March 31, 2025	$6,503,548

(b)	Fiscal Year Ended	Audit-Related Fees (1)
	March 31, 2026	$—
	March 31, 2025	$—

(c)	Fiscal Year Ended	Tax Fees
	March 31, 2026	$—
	March 31, 2025	$6,500

(d)	Fiscal Year Ended	All Other Fees (2)
	March 31, 2026	$—
	March 31, 2025	$—

“Audit Fees” represents aggregate fees billed for each of the last two fiscal years for professional services rendered for the audit of the PIMCO Funds (the “Trust” or “Registrant”) annual financial statements or services that are normally provided by the accountant in connection with statutory or regulatory filings or engagements for those fiscal years.

“Audit-Related Fees” represents aggregate fees billed for each of the last two fiscal years for assurance and related services reasonably related to the performance of the audit of the Trust’s annual financial statements for those years.

“Tax Fees” represents aggregate fees billed for each of the last two fiscal years for professional services related to tax compliance, tax advice and tax planning, including review of federal and state income tax returns, review of excise tax distribution requirements and preparation of excise tax returns.

“All Other Fees” represents aggregate fees, if any, billed for other products and services rendered by the principal accountant to the Trust for the last two fiscal years.

(1)	There were no “Audit-Related Fees” for the last two fiscal years.
(2)	There were no “All Other Fees” for the last two fiscal years.

(e)	Pre-approval policies and procedures

(1) The Registrant’s Audit Committee has adopted pre-approval policies and procedures (the “Procedures”) to govern the Audit Committee’s pre-approval of (i) all audit services and permissible non-audit services to be provided to the

Registrant by its independent accountant, and (ii) all permissible non-audit services to be provided by such independent accountant to the Registrant’s investment adviser and to any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (collectively, the “Service Affiliates”) if the services provided directly relate to the Registrant’s operations and financial reporting. In accordance with the Procedures, the Audit Committee is responsible for the engagement of the independent accountant to certify the Registrant’s financial statements for each fiscal year. With respect to the pre-approval of non-audit services provided to the Registrant and its Service Affiliates, the Procedures provide that the Audit Committee may annually pre-approve a list of types or categories of non-audit services that may be provided to the Registrant or its Service Affiliates, or the Audit Committee may pre-approve such services on a project-by-project basis as they arise. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent accountant. The Procedures also permit the Audit Committee to delegate authority to one or more of its members to pre-approve any proposed non-audit services that have not been previously pre-approved by the Audit Committee, subject to the ratification by the full Audit Committee no later than its next scheduled meeting.

(2) With respect to the services described in paragraphs (b) through (d) of this Item 4, no amount was approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

	Aggregate Non-Audit Fees Billed to Entity
Entity		March 31, 2026	March 31, 2025
PIMCO Funds	$	—	$6,500
Pacific Investment Management Company LLC (“PIMCO”)		23,837,833	26,548,184
Totals	$	23,837,833	$26,554,684

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The Audit Committee is comprised of:

Michael J. Berchtold

Jennifer Holden Dunbar

Kym M. Hubbard

Gary F. Kennedy

Anne K. Kratky

Steven Lipiner (Chair)

Peter B. McCarthy*

Ronald C. Parker

*Mr. McCarthy retired from the Board of Trustees effective as of May 14.

Item 6.	Investments.

The information required by this Item 6 is included as part of the annual Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The following is a copy of the report(s) of the Funds’ Financial Statements and Financial Highlights.

●	International Bond Fund (U.S. Dollar-Hedged)
●	PAPS Portfolio

Filed under the initially filed submission on Form N-CSR:

●	Asset Allocation Funds
●	Tax-Efficient Strategy Funds
●	Municipal Value Funds
●	International Bond Funds

Filed under the first companion submission on Form N-CSR:

●	Equity-Related Strategy Funds

Filed under the second companion submission on Form N-CSR:

●	Bond Funds

To be filed under the immediately following fourth companion submission on Form N-CSR:

●	PAPS – All Asset Funds
●	Income Fund
●	Credit Bond Funds
●	Total Return Fund

To be filed under the immediately following fifth companion submission on Form N-CSR:

●	Short Duration Strategy Funds
●	Real Return Strategy Funds
●	TRENDS Managed Futures Strategy Fund

(b)	Not applicable.

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

PIMCO International Bond Fund (U.S. Dollar-Hedged)

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. The Shareholder Reports for the other series of the PIMCO Funds are printed separately.

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”).

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed income securities and other instruments held by the Fund are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Fund management will anticipate such movement accurately. The Fund may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Fund performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Fund may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond funds and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than funds or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact the Fund’s performance or cause the Fund to incur losses. As a result, the Fund may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Fund’s portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments section of this report may differ from the classification used for the Fund’s compliance calculations, including those used in the Fund’s prospectus, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. The Fund is separately monitored for compliance with respect to prospectus and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact the Fund. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, the Fund may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause the Fund to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that the Fund may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain

2	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Fund and its investments.

Increased volatility in the U.S. and global markets could be harmful to the Fund, issuers in which it invests and other market participants and Fund service providers. For example, if a bank at which the Fund or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Fund or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which the Fund may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Fund invests remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Fund and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Fund and issuers in which it invests.

The following table discloses the inception dates of the Fund and its respective share classes along with the Fund’s diversification status as of period end:

Fund Name	Fund Inception	Institutional Class	I-2	I-3	Administrative Class	Class A	Class C	Class R	Diversification Status
PIMCO International Bond Fund (U.S. Dollar-Hedged)	12/02/92	12/02/92	04/30/08	04/27/18	01/28/97	01/20/97	01/20/97	12/31/02	Non-diversified

An investment in the Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Fund. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither this Fund’s prospectus nor summary prospectus, the Trust’s Statement of Additional Information (“SAI”), any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or the Fund creates a contract between or among any shareholder of the Fund, on the one hand, and the Trust, the Fund, a service provider to the Trust or the Fund, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent prospectus or use a new prospectus, summary prospectus or SAI with respect to the Fund or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or the Fund is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to the Fund, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current prospectus or SAI.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO, on the Fund’s

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

website at www.pimco.com, and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Fund files portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Fund’s complete schedule of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on PIMCO’s website at www.pimco.com, and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO.

In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Paper copies of the Fund’s shareholder reports are required to be provided free of charge by the Fund or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

4	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

(THIS PAGE INTENTIONALLY LEFT BLANK)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights	PIMCO International Bond Fund (U.S. Dollar-Hedged)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total
Institutional Class

03/31/2026	$9.85	$0.37	$(0.13)	$0.24	$(0.41)	$0.00	$0.00	$(0.41)

03/31/2025	9.91	0.40	0.06	0.46	(0.45)	(0.07)	0.00	(0.52)

03/31/2024	9.50	0.25	0.47	0.72	(0.31)	0.00	0.00	(0.31)

03/31/2023	10.30	0.22	(0.60)	(0.38)	(0.25)	(0.17)	0.00	(0.42)

03/31/2022	10.90	0.21	(0.64)	(0.43)	(0.17)	0.00	0.00	(0.17)
I-2

03/31/2026	9.85	0.36	(0.13)	0.23	(0.40)	0.00	0.00	(0.40)

03/31/2025	9.91	0.39	0.06	0.45	(0.44)	(0.07)	0.00	(0.51)

03/31/2024	9.50	0.24	0.47	0.71	(0.30)	0.00	0.00	(0.30)

03/31/2023	10.30	0.21	(0.60)	(0.39)	(0.24)	(0.17)	0.00	(0.41)

03/31/2022	10.90	0.20	(0.65)	(0.45)	(0.15)	0.00	0.00	(0.15)
I-3

03/31/2026	9.85	0.36	(0.14)	0.22	(0.39)	0.00	0.00	(0.39)

03/31/2025	9.91	0.38	0.07	0.45	(0.44)	(0.07)	0.00	(0.51)

03/31/2024	9.50	0.24	0.47	0.71	(0.30)	0.00	0.00	(0.30)

03/31/2023	10.30	0.20	(0.60)	(0.40)	(0.23)	(0.17)	0.00	(0.40)

03/31/2022	10.90	0.19	(0.64)	(0.45)	(0.15)	0.00	0.00	(0.15)
Administrative Class

03/31/2026	9.85	0.35	(0.14)	0.21	(0.38)	0.00	0.00	(0.38)

03/31/2025	9.91	0.37	0.07	0.44	(0.43)	(0.07)	0.00	(0.50)

03/31/2024	9.50	0.23	0.47	0.70	(0.29)	0.00	0.00	(0.29)

03/31/2023	10.30	0.19	(0.60)	(0.41)	(0.22)	(0.17)	0.00	(0.39)

03/31/2022	10.90	0.18	(0.64)	(0.46)	(0.14)	0.00	0.00	(0.14)
Class A

03/31/2026	9.85	0.33	(0.13)	0.20	(0.37)	0.00	0.00	(0.37)

03/31/2025	9.91	0.36	0.06	0.42	(0.41)	(0.07)	0.00	(0.48)

03/31/2024	9.50	0.21	0.47	0.68	(0.27)	0.00	0.00	(0.27)

03/31/2023	10.30	0.18	(0.60)	(0.42)	(0.21)	(0.17)	0.00	(0.38)

03/31/2022	10.90	0.16	(0.64)	(0.48)	(0.12)	0.00	0.00	(0.12)
Class C

03/31/2026	9.85	0.26	(0.13)	0.13	(0.30)	0.00	0.00	(0.30)

03/31/2025	9.91	0.29	0.06	0.35	(0.34)	(0.07)	0.00	(0.41)

03/31/2024	9.50	0.14	0.47	0.61	(0.20)	0.00	0.00	(0.20)

03/31/2023	10.30	0.11	(0.61)	(0.50)	(0.13)	(0.17)	0.00	(0.30)

03/31/2022	10.90	0.08	(0.64)	(0.56)	(0.04)	0.00	0.00	(0.04)
Class R

03/31/2026	9.85	0.31	(0.13)	0.18	(0.35)	0.00	0.00	(0.35)

03/31/2025	9.91	0.34	0.06	0.40	(0.39)	(0.07)	0.00	(0.46)

03/31/2024	9.50	0.19	0.47	0.66	(0.25)	0.00	0.00	(0.25)

03/31/2023	10.30	0.16	(0.61)	(0.45)	(0.18)	(0.17)	0.00	(0.35)

03/31/2022	10.90	0.14	(0.64)	(0.50)	(0.10)	0.00	0.00	(0.10)

^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Fund’s prospectus and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Fund. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

6	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense	Expenses Excluding Interest Expense and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.68	2.41%	$12,276,887	0.64%	0.64%	0.50%	0.50%	3.77%	639%

9.85	4.69	9,948,868	0.57	0.57	0.50	0.50	4.03	699

9.91	7.73	9,759,176	0.75	0.75	0.50	0.50	2.64	657

9.50	(3.68)	8,131,472	0.63	0.63	0.50	0.50	2.26	446

10.30	(4.04)	7,924,193	0.51	0.51	0.50	0.50	1.92	334

9.68	2.31	5,176,687	0.74	0.74	0.60	0.60	3.67	639

9.85	4.59	4,258,631	0.67	0.67	0.60	0.60	3.94	699

9.91	7.63	3,845,322	0.85	0.85	0.60	0.60	2.54	657

9.50	(3.78)	3,512,183	0.73	0.73	0.60	0.60	2.15	446

10.30	(4.14)	3,208,025	0.61	0.61	0.60	0.60	1.82	334

9.68	2.26	215,265	0.79	0.84	0.65	0.70	3.62	639

9.85	4.55	236,221	0.72	0.77	0.65	0.70	3.88	699

9.91	7.59	188,630	0.90	0.95	0.65	0.70	2.51	657

9.50	(3.83)	109,771	0.78	0.83	0.65	0.70	2.08	446

10.30	(4.19)	143,648	0.66	0.71	0.65	0.70	1.77	334

9.68	2.16	42,346	0.89	0.89	0.75	0.75	3.52	639

9.85	4.43	51,723	0.82	0.82	0.75	0.75	3.79	699

9.91	7.46	59,058	1.00	1.00	0.75	0.75	2.38	657

9.50	(3.92)	79,193	0.88	0.88	0.75	0.75	1.99	446

10.30	(4.28)	98,955	0.76	0.76	0.75	0.75	1.67	334

9.68	2.00	523,808	1.04	1.04	0.90	0.90	3.37	639

9.85	4.28	586,498	0.97	0.97	0.90	0.90	3.64	699

9.91	7.31	620,921	1.15	1.15	0.90	0.90	2.23	657

9.50	(4.07)	670,583	1.03	1.03	0.90	0.90	1.84	446

10.30	(4.43)	863,436	0.91	0.91	0.90	0.90	1.52	334

9.68	1.24	11,754	1.79	1.79	1.65	1.65	2.62	639

9.85	3.50	15,079	1.72	1.72	1.65	1.65	2.89	699

9.91	6.51	21,687	1.90	1.90	1.65	1.65	1.47	657

9.50	(4.79)	28,700	1.78	1.78	1.65	1.65	1.08	446

10.30	(5.14)	43,591	1.66	1.66	1.65	1.65	0.76	334

9.68	1.75	53,075	1.29	1.29	1.15	1.15	3.12	639

9.85	4.02	53,169	1.22	1.22	1.15	1.15	3.39	699

9.91	7.04	57,854	1.40	1.40	1.15	1.15	1.98	657

9.50	(4.31)	54,401	1.28	1.28	1.15	1.15	1.59	446

10.30	(4.66)	67,742	1.16	1.16	1.15	1.15	1.27	334

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Statement of Assets and Liabilities	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†, except per share amounts)

Assets:

Investments, at value
Investments in securities*	$22,835,211
Investments in Affiliates	1,198,028

Financial Derivative Instruments
Exchange-traded or centrally cleared	98,832
Over the counter	321,946
Deposits with counterparty	34,288
Foreign currency, at value	87,646
Receivable for investments sold	2,164,696
Receivable for investments sold on a delayed-delivery basis	116
Receivable for TBA investments sold	14,250,241
Receivable for Fund shares sold	566,134
Interest and/or dividends receivable	143,061
Dividends receivable from Affiliates	3,003
Reimbursement receivable from PIMCO	9
Other assets	42
Total Assets	41,703,253

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$660,451
Payable for short sales	3,236,275
Financial Derivative Instruments
Exchange-traded or centrally cleared	46,118
Over the counter	168,096
Payable for investments purchased	2,669,905
Payable for investments in Affiliates purchased	3,134
Payable for investments purchased on a delayed-delivery basis	89,145
Payable for TBA investments purchased	16,165,484
Payable for unfunded loan commitments	22,408
Deposits from counterparty	255,427
Payable for Fund shares redeemed	48,019
Distributions payable	16,780
Overdraft due to custodian	13,846
Accrued investment advisory fees	3,514
Accrued supervisory and administrative fees	4,050
Accrued distribution fees	27
Accrued servicing fees	122
Foreign capital gains tax payable	627
Other liabilities	3
Total Liabilities	23,403,431

Commitments and Contingent Liabilities^

Net Assets	$18,299,822

Net Assets Consist of:

Paid in capital	$19,546,341

Distributable earnings (accumulated loss)	(1,246,519)

Net Assets	$18,299,822

Cost of investments in securities	$23,371,005
Cost of investments in Affiliates	$1,194,873
Cost of foreign currency held	$87,165
Proceeds received on short sales	$3,244,847
Cost or premiums of financial derivative instruments, net	$(65,702)

* Includes repurchase agreements of:	$30,380

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.

8	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

Net Assets:

Institutional Class	$12,276,887
I-2	5,176,687
I-3	215,265
Administrative Class	42,346
Class A	523,808
Class C	11,754
Class R	53,075

Shares Issued and Outstanding:

Institutional Class	1,268,473
I-2	534,679
I-3	22,236
Administrative Class	4,373
Class A	54,096
Class C	1,214
Class R	5,482

Net Asset Value Per Share Outstanding(a):

Institutional Class	$9.68
I-2	9.68
I-3	9.68
Administrative Class	9.68
Class A	9.68
Class C	9.68
Class R	9.68

(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Fund.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Statement of Operations	PIMCO International Bond Fund (U.S. Dollar-Hedged)

Year Ended March 31, 2026
(Amounts in thousands†)

Investment Income:

Interest, net of foreign taxes*	$682,669
Dividends	284
Dividends from Investments in Affiliates	29,792
Miscellaneous income	306
Total Income	713,051

Expenses:

Investment advisory fees	40,406
Supervisory and administrative fees	46,829
Distribution and/or servicing fees - Administrative Class	114
Distribution and/or servicing fees - Class A	1,370
Distribution and/or servicing fees - Class C	135
Distribution and/or servicing fees - Class R	265
Trustee fees	102
Interest expense	22,989
Miscellaneous expense	47
Total Expenses	112,257
Waiver and/or Reimbursement by PIMCO	(109)
Net Expenses	112,148

Net Investment Income (Loss)	600,903

Net Realized Gain (Loss):

Investments in securities	113,315
Investments in Affiliates	(37)
Exchange-traded or centrally cleared financial derivative instruments	88,689
Over the counter financial derivative instruments	(437,816)
Foreign currency	14,081

Net Realized Gain (Loss)	(221,768)

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	45,302
Investments in Affiliates	14,340
Exchange-traded or centrally cleared financial derivative instruments	(303,313)
Over the counter financial derivative instruments	211,645
Foreign currency assets and liabilities	(10,064)

Net Change in Unrealized Appreciation (Depreciation)	(42,090)

Net Increase (Decrease) in Net Assets Resulting from Operations	$337,045

* Foreign tax withholdings	$657

†	A zero balance may reflect actual amounts rounding to less than one thousand.

10	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

Statements of Changes in Net Assets	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$600,903	$605,419
Net realized gain (loss)	(221,768)	107,646
Net change in unrealized appreciation (depreciation)	(42,090)	(21,213)

Net Increase (Decrease) in Net Assets Resulting from Operations	337,045	691,852

Distributions to Shareholders:

From net investment income and/or net realized capital gains

Institutional Class	(421,610)	(535,100)
I-2	(203,509)	(206,219)
I-3	(8,722)	(10,451)
Administrative Class	(1,774)	(2,709)
Class A	(20,469)	(28,474)
Class C	(406)	(747)
Class R	(1,841)	(2,486)

Total Distributions(a)	(658,331)	(786,186)

Fund Share Transactions:

Net increase (decrease) resulting from Fund share transactions*	3,470,919	691,875

Total Increase (Decrease) in Net Assets	3,149,633	597,541

Net Assets:

Beginning of year	15,150,189	14,552,648
End of year	$18,299,822	$15,150,189

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 124.9%

ARGENTINA 0.0%

SOVEREIGN ISSUES 0.0%

Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$3,477	$2,921
1.000% due 07/09/2029		88	78
3.500% due 07/09/2041 þ		920	617

Total Argentina (Cost $3,107)			3,616

AUSTRALIA 4.4%

CORPORATE BONDS & NOTES 0.2%

Bank of Queensland Ltd.
3.300% due 07/30/2029	EUR	30,377	35,262

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	224,800	155,101
5.713% due 12/30/2057 «(b)		12,700	8,762
5.863% due 12/30/2057 «(b)		8,900	6,141
6.163% due 12/30/2057 «(b)		4,700	3,243
6.563% due 12/30/2057 «(b)		3,400	2,346

			175,593

SOVEREIGN ISSUES 3.2%

Australia Government Bonds
1.750% due 06/21/2051		8,800	3,046
2.500% due 05/21/2030		15,800	10,025

Australian Capital Territory
4.750% due 10/23/2030		69,700	47,377

New South Wales Treasury Corp.
1.750% due 03/20/2034		216,170	114,055
2.000% due 03/08/2033		49,600	27,768
4.750% due 09/20/2035		23,400	15,212
4.750% due 02/20/2037		37,300	23,811

Queensland Treasury Corp.
1.500% due 08/20/2032		167,400	92,277
1.750% due 07/20/2034		59,100	30,705
2.000% due 08/22/2033		11,000	6,042
5.000% due 03/10/2036		67,600	44,460
5.250% due 07/21/2036		29,600	19,781

Treasury Corp. of Victoria
1.500% due 09/10/2031		2,400	1,371
2.000% due 09/17/2035		34,900	17,677
2.000% due 11/20/2037		50,700	23,651
2.250% due 09/15/2033		102,100	56,885
2.250% due 11/20/2034		42,600	22,765
4.250% due 12/20/2032		34,900	22,670

			579,578

Total Australia (Cost $765,692)			790,433

BELGIUM 0.0%

CORPORATE BONDS & NOTES 0.0%

KBC Group NV
5.796% due 01/19/2029 •		$8,000	8,180

Total Belgium (Cost $8,000)			8,180

BERMUDA 0.1%

ASSET-BACKED SECURITIES 0.1%

Symphony CLO XXXII Ltd.
4.821% due 10/23/2035		$13,100	13,101

Trinitas CLO XIX Ltd.
4.778% due 10/20/2033 •		7,897	7,898

Trinitas CLO XX Ltd.
4.708% due 07/20/2035 •		1,700	1,700

Total Bermuda (Cost $22,697)			22,699

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 2.0%

SOVEREIGN ISSUES 2.0%

Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (d)	BRL	8,900	$1,717
0.000% due 07/01/2026 (d)		794,800	148,598
0.000% due 10/01/2026 (d)		1,191,500	215,496

Total Brazil (Cost $362,961)			365,811

BULGARIA 0.2%

SOVEREIGN ISSUES 0.2%

Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	13,200	14,607
4.125% due 07/18/2045		20,000	21,664

Total Bulgaria (Cost $37,900)			36,271

CANADA 4.3%

CORPORATE BONDS & NOTES 0.5%

Bank of Nova Scotia
4.299% due 03/20/2028		$13,700	13,780

Canadian Imperial Bank of Commerce
4.242% due 04/01/2031 (b)		21,000	21,123

Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	9,000	10,202

Royal Bank of Canada
4.692% (SOFRINDX + 1.030%) due 02/04/2031 ~		$40,900	40,938
4.969% due 08/02/2030 •		8,300	8,407

			94,450

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	615	442
2.867% due 02/12/2055 ~		16,700	11,597
3.650% due 08/12/2053		2,522	1,808

			13,847

SOVEREIGN ISSUES 3.7%

Canada Government Bonds
1.750% due 12/01/2053		20,660	9,496
2.750% due 03/01/2030		3,400	2,420
3.000% due 06/01/2034		188,700	132,246
3.250% due 12/01/2033		132,000	94,445

Canada Government Real Return Bonds
1.500% due 12/01/2044 (f)		12,846	8,843

Export Development Canada
4.500% due 01/28/2030	GBP	6,200	8,199
7.130% due 03/11/2029	INR	2,176,700	22,512

Province of British Columbia
4.150% due 06/18/2034	CAD	109,200	80,520

Province of Ontario
3.650% due 06/02/2033		31,500	22,715

Province of Quebec
3.600% due 09/01/2033		321,000	229,565
4.450% due 09/01/2034		83,600	62,780

			673,741

Total Canada (Cost $780,923)			782,038

CAYMAN ISLANDS 2.3%

ASSET-BACKED SECURITIES 1.9%

Arbor Realty Commercial Real Estate Notes Ltd.
5.122% due 01/15/2037 •		$10,055	10,075
5.137% due 11/15/2036 •		9,338	9,361

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		9,200	9,203

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •		14,200	14,215

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •		1,900	1,898

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bain Capital Credit CLO Ltd.
4.728% due 07/24/2034 •	$4,900	$4,903

Benefit Street Partners CLO XXII Ltd.
4.818% due 04/20/2035 •	9,900	9,903

Canyon Capital CLO Ltd.
4.682% due 10/15/2034 •	4,000	3,994

Canyon CLO Ltd.
4.752% due 07/15/2034 •	3,000	3,003

Carlyle Global Market Strategies CLO Ltd.
4.758% due 07/20/2034 •	11,300	11,307

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •	262	262

Elevation CLO Ltd.
4.798% due 07/25/2034 •	9,300	9,310

Fortress Credit BSL VII Ltd.
4.761% due 07/23/2032 •	1,032	1,033

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •	4,623	4,625

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.818% due 10/20/2034 •	3,000	3,004

Greywolf CLO IV Ltd.
4.908% due 04/17/2034 •	9,400	9,412

ICG U.S. CLO Ltd.
4.818% due 10/20/2034 •	9,900	9,912

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •	9,900	9,908

KKR CLO 33 Ltd.
4.748% due 07/20/2034 •	4,500	4,505

LCM 36 Ltd.
4.742% due 01/15/2034 •	2,000	2,001

LoanCore Issuer Ltd.
5.087% due 11/15/2038 •	1,401	1,404
5.222% due 01/17/2037 •	1,983	1,980

Marble Point CLO XXII Ltd.
4.888% due 07/25/2034 •	12,300	12,294

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •	9,800	9,812

Navesink CLO 6 Ltd.
0.000% due 04/15/2037 •	10,100	10,100

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.718% due 07/17/2036 •	900	900

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.727% due 10/14/2036 •	9,800	9,806

OZLM XXIV Ltd.
5.089% due 07/20/2032 •	3,204	3,208

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •	12,200	12,214

Riserva CLO Ltd.
4.718% due 01/18/2034 •	8,300	8,305

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •	4,300	4,305

Romark CLO V Ltd.
4.862% due 01/15/2035 •	12,200	12,192

Romark Credit Funding Ltd.
5.423% due 07/29/2043	11,500	11,562

Sandstone Peak Ltd.
4.842% due 04/15/2038 •	4,900	4,888

Sound Point CLO IX Ltd.
5.139% due 07/20/2032 •	7,748	7,746

Sound Point CLO XIX Ltd.
4.934% due 04/15/2031 •	46	46

Sound Point CLO XXIII
5.104% due 07/15/2034 •	7,400	7,410

Starwood Ltd.
5.022% due 11/15/2038 •	2,857	2,853

Sycamore Tree CLO Ltd.
0.000% due 01/20/2037 •	3,060	3,058

Symphony CLO XXIX Ltd.
4.822% due 10/15/2035 •	4,800	4,794

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •	14,900	14,908

12	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trinitas CLO VII Ltd.
4.728% due 01/25/2035 •		$3,600	$3,601

Valerie Asset Ltd.
5.219% due 09/15/2050 «(j)		69,707	68,224
5.267% due 09/15/2050 «(j)		9,470	8,470

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •		1,500	1,502

			357,416

CORPORATE BONDS & NOTES 0.3%

Foxconn Far East Ltd.
1.875% due 08/25/2028		5,200	4,800

Gaci First Investment Co.
5.250% due 01/29/2034		9,300	9,239
5.625% due 07/29/2034		25,800	26,217

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	6,700	7,795

Sands China Ltd.
5.400% due 08/08/2028		$9,200	9,275

			57,326

SOVEREIGN ISSUES 0.1%

KSA Sukuk Ltd.
5.268% due 10/25/2028		9,700	9,822

Total Cayman Islands (Cost $424,175)			424,564

CHILE 0.1%

SOVEREIGN ISSUES 0.1%

Chile Government International Bonds
4.850% due 01/22/2029		$15,200	15,402

Total Chile (Cost $15,203)			15,402

CHINA 8.2%

SOVEREIGN ISSUES 8.2%

China Development Bank
2.630% due 01/08/2034	CNY	3,823,540	584,905
2.820% due 05/22/2033		2,977,280	460,280

China Government Bonds
1.650% due 05/15/2035		1,013,700	145,331
1.920% due 01/15/2055		459,400	60,574
2.190% due 09/25/2054		846,400	118,264
3.190% due 04/15/2053		8,080	1,363
3.530% due 10/18/2051		707,500	125,352

Total China (Cost $1,455,139)			1,496,069

COLOMBIA 1.4%

SOVEREIGN ISSUES 1.4%

Colombia Government International Bonds
6.125% due 01/21/2031		$17,700	17,435
6.500% due 01/21/2033		34,800	34,121

Colombia TES
9.250% due 05/28/2042	COP	18,924,000	3,867
11.500% due 07/25/2046		27,962,500	6,746
11.750% due 01/24/2035		327,916,000	81,302
12.000% due 03/13/2058		5,924,800	1,456
12.750% due 11/28/2040		108,878,700	28,858
13.250% due 02/09/2033		276,018,600	74,004

Total Colombia (Cost $257,678)			247,789

COSTA RICA 0.2%

SOVEREIGN ISSUES 0.2%

Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	24,750	29,285

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.001% due 01/16/2036	EUR	12,000	$14,294

Total Costa Rica (Cost $43,026)			43,579

DENMARK 0.9%

CORPORATE BONDS & NOTES 0.9%

Jyske Realkredit AS
1.500% due 10/01/2053	DKK	26,257	3,259

Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2026		509,200	78,798
1.500% due 10/01/2053		42,432	5,303

Nykredit Realkredit AS
1.000% due 10/01/2053		2	0
1.500% due 10/01/2053		31,549	3,889

Realkredit Danmark AS
1.000% due 01/01/2027		422,095	64,645
1.500% due 10/01/2053		34,097	4,202

Total Denmark (Cost $156,265)			160,096

EGYPT 0.1%

SOVEREIGN ISSUES 0.1%

Egypt Government Bonds
19.698% due 10/14/2030	EGP	906,400	16,328

Total Egypt (Cost $19,271)			16,328

FRANCE 3.9%

CORPORATE BONDS & NOTES 0.7%

Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$13,900	13,986
5.896% due 07/13/2026		24,800	24,915

BNP Paribas SA
5.497% due 05/20/2030 •		12,500	12,809
5.738% due 02/20/2035 •(l)		13,300	13,655
5.786% due 01/13/2033 •		11,800	12,202

BPCE SA
5.876% due 01/14/2031 •		3,900	4,019
6.293% due 01/14/2036 •		10,400	10,891

Credit Agricole SA
5.862% due 01/09/2036 •		29,362	30,258

			122,735

SOVEREIGN ISSUES 3.2%

French Republic Government Bonds OAT
2.700% due 02/25/2031	EUR	23,100	26,169
2.750% due 02/25/2029		121,600	139,891
2.750% due 02/25/2030		361,800	413,946

			580,006

Total France (Cost $668,706)			702,741

GERMANY 0.1%

CORPORATE BONDS & NOTES 0.1%

Deutsche Bank AG
2.552% due 01/07/2028 •		$8,200	8,073

Kreditanstalt fuer Wiederaufbau
4.250% due 02/15/2030	GBP	13,600	17,847

Total Germany (Cost $25,728)			25,920

HUNGARY 0.0%

SOVEREIGN ISSUES 0.0%

Hungary Government International Bonds
5.500% due 03/26/2036		$5,800	5,660

Total Hungary (Cost $5,694)			5,660

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
IRELAND 3.3%

ASSET-BACKED SECURITIES 3.0%

Arbour CLO DAC
3.314% due 05/15/2038 •	EUR	3,900	$4,511

Arcano Euro CLO II DAC
3.280% due 07/25/2039 •		13,900	16,068

ARES European CLO XIV DAC
3.063% due 10/21/2034 •		1,021	1,182

ARES European CLO XV DAC
2.966% due 01/15/2036 •		8,335	9,616

Bain Capital Euro CLO DAC
3.277% due 01/22/2038 •		22,400	25,878

Barings Euro CLO DAC
3.269% due 10/21/2038 •		18,700	21,602
3.426% due 08/15/2039 •		12,600	14,536

BlackRock European CLO III DAC
2.906% due 07/19/2035 •		7,600	8,775

BlackRock European CLO VII DAC
2.636% due 10/15/2031 •		1,178	1,364

BNPP AM Euro CLO DAC
2.666% due 10/15/2031 •		1,544	1,787

Bosphorus CLO IX DAC
0.000% due 04/15/2038 •(b)		9,300	10,749

Cairn CLO VII DAC
2.696% due 01/31/2030 •		1,820	2,106

Cairn CLO XI DAC
3.187% due 01/15/2040 •		8,300	9,588

Capital Four CLO IV DAC
3.175% due 04/15/2038 •		6,400	7,375

Capital Four CLO X DAC
3.279% due 10/25/2038 •		9,100	10,500

Carlyle Euro CLO DAC
2.716% due 01/15/2031 •		2,318	2,683
3.006% due 10/15/2035 •		17,000	19,642
3.194% due 08/15/2038 •		25,000	28,885

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		11,080	12,790

CVC Cordatus Loan Fund XXX DAC
3.229% due 05/15/2037 •		4,600	5,314

CVC Cordatus Opportunity Loan Fund-R DAC
2.824% due 08/15/2033 •		11,242	12,979

Dryden 73 Euro CLO DAC
2.956% due 01/15/2034 •		6,576	7,595

Dryden Euro CLO
3.286% due 10/18/2039 •		8,300	9,588

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •		12,900	14,910

Harvest CLO XVI DAC
3.336% due 10/15/2038 •		14,900	17,211

Hayfin Emerald CLO V DAC
3.194% due 11/17/2037 •		16,900	19,542

Hayfin Emerald CLO XIV DAC
3.237% due 01/22/2039 •		5,500	6,357

ICG Euro CLO DAC
3.320% (EUR003M + 1.290%) due 01/26/2038 ~		6,600	7,627

Indigo Credit Management I DAC
3.276% due 10/15/2037 •		2,300	2,657

Indigo Credit Management II DAC
3.216% due 07/15/2038 •		28,000	32,359

Invesco Euro CLO III DAC
3.136% due 10/30/2038 •		15,700	18,138

Invesco Euro CLO V DAC
3.036% due 01/15/2034 •		9,787	11,324

Jubilee CLO DAC
2.666% due 04/15/2031 •		3,654	4,229

Man GLG Euro CLO V DAC
2.840% due 12/15/2031 •		341	394

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MV Credit Euro CLO III DAC
3.284% due 02/15/2038 •	EUR	6,300	$7,282

OCP Euro CLO DAC
3.256% due 10/20/2039 •		9,100	10,514
3.266% due 07/20/2036 •		12,600	14,554

Palmer Square European Loan Funding DAC
2.866% due 10/15/2034 •		17,608	20,336
2.954% due 05/15/2033 •		1,381	1,598
3.047% due 07/15/2035 •		1,100	1,272
3.134% due 02/15/2035 •		22,626	26,180

Penta CLO 9 DAC
2.880% due 07/25/2036 •		8,400	9,684

Providus CLO V DAC
3.214% due 11/15/2039 •		12,200	14,093

Rockford Tower Europe CLO DAC
3.271% due 08/29/2036 •		10,000	11,552

Sculptor European CLO IV DAC
3.238% due 04/27/2038 •		18,200	21,031

St. Paul’s CLO II DAC
3.010% due 10/25/2035 •		8,000	9,239

Tikehau CLO V DAC
3.216% due 10/15/2038 •		11,600	13,404

Trinitas Euro CLO I DAC
3.226% due 07/15/2039 •		6,000	6,933

			547,533

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Panama Government International Bonds
3.886% (EUR006M + 1.750%) due 03/05/2027 «~		34,600	40,035

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%

Kinbane 2 DAC
3.019% due 08/24/2075 ~		12,563	14,516

Total Ireland (Cost $588,625)			602,084

ISRAEL 0.8%

SOVEREIGN ISSUES 0.8%

Israel Government International Bonds
4.500% due 01/17/2033		$11,200	10,775
5.375% due 03/12/2029		19,550	19,861
5.375% due 02/19/2030		79,200	80,469
5.500% due 03/12/2034		8,200	8,316
5.625% due 02/19/2035		15,000	15,279
5.750% due 03/12/2054		22,900	21,331

Total Israel (Cost $154,165)			156,031

ITALY 1.7%

CORPORATE BONDS & NOTES 0.3%

Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	14,835	16,993

Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	16,931
8.248% due 11/21/2033 •		13,200	15,217

			49,141

SOVEREIGN ISSUES 1.4%

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		18,800	18,825

Italy Buoni Poliennali Del Tesoro
3.400% due 04/01/2028	EUR	194,600	227,281

Republic of Italy Government International Bonds
6.000% due 08/04/2028	GBP	5,900	7,987

			254,093

Total Italy (Cost $307,437)			303,234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 4.5%

CORPORATE BONDS & NOTES 0.6%

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$7,600	$7,531
4.780% (SOFRRATE + 1.130%) due 09/12/2031 ~		31,000	31,145

Nippon Life Insurance Co.
4.748% due 04/02/2031 (b)		5,400	5,416
5.046% due 04/02/2033 (b)		4,100	4,107

Nomura Holdings, Inc.
2.329% due 01/22/2027		10,300	10,130

Olympus Corp.
2.143% due 12/08/2026		8,700	8,594

Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •		12,600	12,534
4.869% (SOFRRATE + 1.190%) due 07/08/2031 ~		8,100	8,162

Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		4,300	4,339
5.200% due 03/07/2029		16,400	16,728

			108,686

SOVEREIGN ISSUES 3.9%

Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	15,715,286	99,368
0.100% due 03/10/2029 (f)		5,015,468	31,508

Japan Government Five Year Bonds
0.400% due 06/20/2029		6,120,000	37,185

Japan Government Forty Year Bonds
2.200% due 03/20/2064		10,823,000	47,268

Japan Government Thirty Year Bonds
0.500% due 09/20/2046		5,480,000	20,134
0.500% due 03/20/2049		10,483,000	35,218
0.700% due 12/20/2048		9,439,000	33,856
0.700% due 12/20/2050		4,080,000	13,660
0.700% due 03/20/2051		4,080,000	13,538
0.700% due 06/20/2051		9,715,000	31,943
0.700% due 12/20/2051		590,000	1,905
1.000% due 03/20/2052		2,860,000	10,082
1.300% due 06/20/2052		1,760,000	6,732
1.400% due 09/20/2045		1,330,000	6,154
1.400% due 03/20/2053		1,390,000	5,401
1.800% due 03/20/2054		775,500	3,306
2.200% due 06/20/2054		3,886,350	18,234
2.300% due 12/20/2054		2,950,300	14,111
2.400% due 03/20/2055		21,000	103
3.200% due 09/20/2055		4,850,000	28,089
3.400% due 12/20/2055		2,958,700	17,813

Japan Government Twenty Year Bonds
0.400% due 06/20/2040		14,093,700	63,420
0.500% due 03/20/2041		1,771,500	7,900
1.100% due 09/20/2042		9,710,000	45,793
1.800% due 09/20/2044		10,720,000	54,481
2.400% due 03/20/2045		9,271,000	51,621
3.200% due 12/20/2045		3,674,900	22,934

			721,757

Total Japan (Cost $1,200,623)			830,443

JERSEY, CHANNEL ISLANDS 0.5%

ASSET-BACKED SECURITIES 0.4%

Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •		$14,400	14,403
4.819% due 04/22/2035 •		12,800	12,797
4.830% due 07/17/2035 •		5,000	5,001

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •		5,100	5,117

Elmwood CLO 15 Ltd.
4.819% due 04/22/2035 •		2,500	2,500

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		2,300	2,301

Harvest U.S. CLO Ltd.
4.822% due 01/15/2037 •		5,700	5,696

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Invesco CLO Ltd.
4.818% due 07/20/2035 •		$11,500	$11,505

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •		5,953	5,959

			65,279

CORPORATE BONDS & NOTES 0.1%

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(j)		19,000	18,757

Total Jersey, Channel Islands (Cost $84,253)			84,036

KAZAKHSTAN 0.0%

SOVEREIGN ISSUES 0.0%

Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT	3,838,000	8,252

Total Kazakhstan (Cost $7,086)			8,252

KUWAIT 0.5%

SOVEREIGN ISSUES 0.5%

Kuwait International Government Bonds
4.016% due 10/09/2028		$41,200	40,642
4.136% due 10/09/2030		20,500	20,083
4.652% due 10/09/2035		29,000	27,891

Total Kuwait (Cost $90,700)			88,616

LUXEMBOURG 0.6%

CORPORATE BONDS & NOTES 0.0%

Logicor Financing SARL
1.625% due 07/15/2027	EUR	1,300	1,474

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Fennovoima OYJ
0.600% - 4.485% (EUR003M + 2.350%) due 07/10/2028 «~µ(j)		2,976	3,460
0.600% - 4.485% (EUR003M + 2.350%) due 07/10/2028 «~(j)		8,427	9,799

			13,259

SOVEREIGN ISSUES 0.5%

Eagle Funding Luxco SARL
5.500% due 08/17/2030 (l)		$95,500	96,121

Total Luxembourg (Cost $110,088)			110,854

MALAYSIA 1.5%

CORPORATE BONDS & NOTES 0.1%

Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	2,962
4.550% due 04/21/2050		3,300	2,840
4.800% due 04/21/2060		4,200	3,662

			9,464

SOVEREIGN ISSUES 1.4%

Malaysia Government Bonds
2.632% due 04/15/2031	MYR	79,740	19,006
3.519% due 04/20/2028		765,672	190,380
3.582% due 07/15/2032		23,340	5,791

Malaysia Government Investment Issue
4.193% due 10/07/2032		133,560	34,322

			249,499

Total Malaysia (Cost $229,311)			258,963

14	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 0.0%

SOVEREIGN ISSUES 0.0%

Mexico Government International Bonds
5.000% due 04/27/2051		$6,100	$4,782

Total Mexico (Cost $5,688)			4,782

NETHERLANDS 0.2%

ASSET-BACKED SECURITIES 0.1%

Contego CLO III BV
3.297% due 04/15/2038 •	EUR	17,200	19,869

CORPORATE BONDS & NOTES 0.1%

ABN AMRO Bank NV
5.515% due 12/03/2035 •		$15,200	15,417

Total Netherlands (Cost $35,106)			35,286

NEW ZEALAND 0.0%

SOVEREIGN ISSUES 0.0%

New Zealand Government Bonds
1.500% due 05/15/2031	NZD	300	151

Total New Zealand (Cost $207)			151

NIGERIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Bank of Industry Ltd.
3.724% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	9,075	10,465

Total Nigeria (Cost $9,492)			10,465

NORWAY 0.1%

SOVEREIGN ISSUES 0.1%

Kommunalbanken AS
1.900% due 01/19/2027	AUD	20,700	13,946

Total Norway (Cost $15,081)			13,946

PERU 1.5%

SOVEREIGN ISSUES 1.5%

Peru Government International Bonds
2.780% due 12/01/2060		$4,700	2,490
3.230% due 07/28/2121		3,300	1,772
5.400% due 08/12/2034	PEN	105,600	28,832
6.150% due 08/12/2032		299,500	90,006
6.850% due 08/12/2035		265,373	77,866
6.900% due 08/12/2037		238,700	68,209
6.950% due 08/12/2031		15,441	4,813

Total Peru (Cost $274,474)			273,988

POLAND 0.1%

SOVEREIGN ISSUES 0.1%

Republic of Poland Government International Bonds
4.875% due 02/12/2030		$10,000	10,227
5.125% due 09/18/2034		6,100	6,139
5.375% due 02/12/2035		7,400	7,552

Total Poland (Cost $23,429)			23,918

QATAR 0.1%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		10,200	8,991
3.125% due 07/12/2041		1,600	1,165
3.300% due 07/12/2051		4,600	2,981

Total Qatar (Cost $16,335)			13,137

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ROMANIA 0.6%

SOVEREIGN ISSUES 0.6%

Romania Government International Bonds
1.750% due 07/13/2030	EUR	12,500	$12,731
2.124% due 07/16/2031		800	794
2.125% due 03/07/2028		14,800	16,597
5.000% due 09/27/2026		5,355	6,244
5.125% due 09/24/2031		28,630	32,865
5.250% due 03/10/2030		13,000	15,253
5.500% due 09/18/2028		9,000	10,747
6.625% due 09/27/2029		13,100	16,153

Total Romania (Cost $107,740)			111,384

SAUDI ARABIA 1.4%

CORPORATE BONDS & NOTES 0.1%

Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,200	1,060
4.750% due 06/02/2030		1,300	1,289
5.375% due 06/02/2035		1,300	1,294
6.375% due 06/02/2055		8,300	8,271

			11,914

SOVEREIGN ISSUES 1.3%

Saudi Government International Bonds
3.250% due 10/22/2030		4,300	4,037
3.375% due 03/05/2032	EUR	18,700	20,964
3.750% due 03/05/2037 (l)		5,700	6,212
4.750% due 01/18/2028		$32,100	32,187
4.750% due 01/16/2030		51,500	51,510
4.875% due 07/18/2033		7,200	7,122
5.000% due 01/16/2034		35,500	35,367
5.000% due 01/18/2053		1,000	847
5.125% due 01/13/2028		44,400	44,882
5.375% due 01/13/2031		27,600	28,220

			231,348

Total Saudi Arabia (Cost $239,938)			243,262

SERBIA 0.1%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Telecom Serbia
3.522% (EUR006M + 1.350%) due 06/11/2029 «~	EUR	19,400	22,385

Total Serbia (Cost $20,914)			22,385

SINGAPORE 0.1%

ASSET-BACKED SECURITIES 0.1%

Bayfront Iabs VII Pte. Ltd.
0.000% due 04/11/2048 «•		$13,400	13,400

Total Singapore (Cost $13,400)			13,400

SLOVAKIA 0.1%

CORPORATE BONDS & NOTES 0.1%

365 bank AS
7.125% due 07/04/2028 •	EUR	17,400	20,986

Total Slovakia (Cost $20,845)			20,986

SOUTH AFRICA 1.6%

SOVEREIGN ISSUES 1.6%

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	196,600	9,339
7.000% due 02/28/2031		461,300	25,551
8.000% due 01/31/2030		1,044,300	61,053
8.875% due 02/28/2035		2,979,900	173,075
9.000% due 01/31/2040		541,200	30,100

Total South Africa (Cost $285,298)			299,118

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH KOREA 1.7%

SOVEREIGN ISSUES 1.7%

Korea Housing Finance Corp.
2.696% due 03/04/2031	EUR	26,500	$29,948
2.765% due 09/02/2030		28,100	31,948

Korea Treasury Bonds
1.375% due 06/10/2030	KRW	38,824,610	23,016
2.375% due 12/10/2028		113,568,490	71,951
2.625% due 06/10/2028		250,251,130	160,494

Total South Korea (Cost $373,483)			317,357

SPAIN 3.7%

SOVEREIGN ISSUES 3.7%

Autonomous Community of Catalonia
4.220% due 04/26/2035	EUR	3,500	4,135

Spain Government Bonds
1.450% due 04/30/2029		19,213	21,352
2.400% due 05/31/2028		85,750	98,419
3.150% due 04/30/2035		91,140	103,178
3.200% due 10/31/2035		31,100	35,190
3.300% due 04/30/2036		24,500	27,820
3.450% due 10/31/2034		254,730	296,132
3.500% due 05/31/2029		70,600	83,305

Spain Government International Bonds
5.250% due 04/06/2029	GBP	900	1,205

Total Spain (Cost $671,071)			670,736

SUPRANATIONAL 1.5%

CORPORATE BONDS & NOTES 0.1%

Inter-American Development Bank
2.500% due 04/14/2027	AUD	15,000	10,113

SOVEREIGN ISSUES 1.4%

European Union
3.375% due 12/12/2035	EUR	118,100	136,198
3.750% due 10/12/2045		108,500	121,464

			257,662

Total Supranational (Cost $277,877)			267,775

SWITZERLAND 0.3%

CORPORATE BONDS & NOTES 0.3%

UBS Group AG
3.091% due 05/14/2032 •		$4,800	4,404
3.869% due 01/12/2029 •		7,680	7,594
4.282% due 01/09/2028		900	897
4.844% due 11/06/2033 •		23,600	23,221
5.428% due 02/08/2030 •		7,100	7,255
5.617% due 09/13/2030 •		11,500	11,858
5.699% due 02/08/2035 •		2,200	2,256

Total Switzerland (Cost $57,142)			57,485

THAILAND 1.0%

SOVEREIGN ISSUES 1.0%

Thailand Government Bonds
1.840% due 05/17/2036	THB	2,213,494	64,895
2.700% due 06/17/2040		3,343,700	99,838
2.980% due 06/17/2045		931,914	27,235

Total Thailand (Cost $208,446)			191,968

UNITED ARAB EMIRATES 0.4%

CORPORATE BONDS & NOTES 0.4%

Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$47,100	45,707
4.500% due 05/06/2030		5,200	5,131
5.000% due 05/06/2035		7,400	7,212

MDGH GMTN RSC Ltd.
5.500% due 04/28/2033		6,600	6,698

Total United Arab Emirates (Cost $65,891)			64,748

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 7.4%

ASSET-BACKED SECURITIES 0.0%

Together Asset-Backed Securitisation 14 PLC
4.494% due 08/15/2066 ~	GBP	6,292	$8,315

CORPORATE BONDS & NOTES 2.1%

Barclays PLC
5.674% due 03/12/2028 •		$9,800	9,894
5.690% due 03/12/2030 •		20,200	20,760
6.490% due 09/13/2029 •		6,600	6,874
8.875% due 09/15/2027 •(g)(h)	GBP	10,100	13,756
9.250% due 09/15/2028 •(g)(h)		2,300	3,208

HSBC Holdings PLC
3.973% due 05/22/2030 •		$5,000	4,897
4.041% due 03/13/2028 •		4,100	4,082
4.583% due 06/19/2029 •		7,400	7,396
5.597% due 05/17/2028 •		16,900	17,093

Lloyds Banking Group PLC
5.590% due 11/26/2035 •		14,900	15,166
5.721% due 06/05/2030 •		28,500	29,437
7.875% due 06/27/2029 •(g)(h)	GBP	3,400	4,602
8.500% due 09/27/2027 •(g)(h)		1,000	1,366

Nationwide Building Society
2.972% due 02/16/2028 •		$13,800	13,610

NatWest Group PLC
4.892% due 05/18/2029 •		300	302
5.076% due 01/27/2030 •		5,732	5,797
5.125% due 05/12/2027 •(g)(h)	GBP	4,300	5,606
5.516% due 09/30/2028 •		$10,500	10,656
5.778% due 03/01/2035 •		55,200	57,080

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)		33,409	26,161

Santander U.K. Group Holdings PLC
4.716% (SOFRINDX + 1.070%) due 09/22/2029 ~		15,200	15,213
4.858% due 09/11/2030 •		2,000	2,005

Standard Chartered PLC
2.608% due 01/12/2028 •		11,100	10,936
6.187% due 07/06/2027 •		18,000	18,073
6.750% due 02/08/2028 •		14,000	14,250

Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	33,700	35,900
7.750% due 04/15/2032		$28,600	27,450

			381,570

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

FPS Finance Co. 1 LLC
6.610% (EUR003M + 2.950%) due 05/26/2028 «~		3,600	3,600

Nscale AS
TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		20,000	20,000

Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~	GBP	1,100	1,398

			24,998

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%

Aldbrook Mortgage Transaction PLC
4.595% due 12/18/2066 •		3,776	4,997

Bletchley Park Funding PLC
4.504% due 01/27/2070 •		3,256	4,307

Braccan Mortgage Funding PLC
0.000% due 01/17/2068 •		25,000	33,090
0.000% due 04/17/2068 •		19,900	26,343
4.585% due 05/17/2067 •		12,953	17,143

Elstree 1st PLC
4.473% due 10/21/2065 •		3,638	4,805

Elstree Funding
4.453% due 01/21/2065 •		2,448	3,237

EuroMASTR PLC
4.065% due 06/15/2040 •		49	63

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Eurosail-U.K. PLC
4.565% due 09/13/2045 •		$366	$478
4.815% due 06/13/2045 •		90	119

Ludgate Funding PLC
2.176% due 01/01/2061 •	EUR	73	83

Mansard Mortgages PLC
4.515% due 12/15/2049 •	GBP	1,202	1,592

Mortimer BTL PLC
4.445% due 06/23/2053 •		5,377	7,118

Mortimer PLC
4.575% due 09/22/2067 •		1,080	1,430

Newgate Funding PLC
2.256% due 12/01/2050 •	EUR	2,301	2,533
2.750% due 12/15/2050 •		2,414	2,776
3.400% due 12/15/2050 •		765	848
3.650% due 12/15/2050 •		1,254	1,398
4.034% due 12/01/2050 •	GBP	20	27
4.065% due 12/15/2050 •		1,905	2,377
4.865% due 12/15/2050 •		1,682	2,204
5.115% due 12/15/2050 •		948	1,214

Polaris PLC
4.464% due 06/27/2070 •		21,900	28,918
4.504% due 08/25/2068 •		4,011	5,300
4.554% due 10/27/2069 •		24,999	33,084

Resloc U.K. PLC
4.025% due 12/15/2043 •		257	333
4.085% due 12/15/2043 •		443	559

RMAC Securities No. 1 PLC
2.322% due 06/12/2044 •	EUR	50	55
4.015% due 06/12/2044 •	GBP	797	1,038
4.035% due 06/12/2044 •		2,180	2,831
4.061% due 06/12/2044 •		$111	108

Stratton Mortgage Funding PLC
4.645% due 06/28/2050 •	GBP	5,047	6,681

Towd Point Mortgage Funding - Granite 6 PLC
4.669% due 07/20/2053 •		14,922	19,763

Tower Bridge Funding PLC
4.625% due 05/20/2066 •		2,138	2,833

Trinity Square PLC
4.644% (SONIO/N + 0.900%) due 07/15/2059 ~		17,590	23,294

Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049 (d)		1	5,113
4.695% due 12/21/2049 •		11,193	14,825
5.395% due 12/21/2049 •		6,230	8,255
5.895% due 12/21/2049 •		3,115	4,101
6.395% due 12/21/2049 •		1,780	2,339
6.895% due 12/21/2049 •		1,780	2,319

			279,931

SOVEREIGN ISSUES 3.7%

U.K. Gilts
0.625% due 10/22/2050		38,900	17,914
1.250% due 07/31/2051		47,100	26,101
1.500% due 07/31/2053		29,830	17,105
1.750% due 01/22/2049		28,000	19,087
4.375% due 03/07/2030		315,090	416,340
4.375% due 07/31/2054		27,570	30,386
5.250% due 01/31/2041		40,100	52,861
5.375% due 01/31/2056		78,700	101,800

			681,594

Total United Kingdom (Cost $1,476,562)			1,376,408

UNITED STATES 58.9%

ASSET-BACKED SECURITIES 2.9%

ABFC Trust
4.053% due 01/25/2037 •		$3,536	2,547

ACE Securities Corp. Home Equity Loan Trust
3.933% due 11/25/2036 •		3,638	1,488
4.378% due 02/25/2036 •		15,638	14,269

AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.733% due 06/25/2029 •		144	150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AREIT Trust
5.920% due 06/17/2039 •	$4,990	$4,993

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.642% due 02/25/2034 •	133	144

Asset-Backed Securities Corp. Home Equity Loan Trust
4.888% due 02/25/2035 •	1,610	1,666
5.137% due 04/15/2033 •	183	184

C-BASS Trust
3.913% due 11/25/2036 •	3	1

Citigroup Mortgage Loan Trust, Inc.
3.853% due 07/25/2045 •	171	121
4.053% due 03/25/2037 •	1,297	1,186
4.093% due 12/25/2036 •	5,765	2,145
4.113% due 12/25/2036 •	2,069	1,164
4.153% due 01/25/2037 •	3,912	2,920
4.183% due 06/25/2037 •	757	757
4.243% due 08/25/2036 •	10,427	10,299
4.313% due 03/25/2036 •	3,370	3,115
7.250% due 10/25/2037 þ	718	695

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(d)	3,452	1,807
5.150% due 11/25/2054	2,557	2,566
5.350% due 11/25/2054	14,340	14,546
5.450% due 11/25/2054	3,314	3,345
5.750% due 11/25/2054	1,657	1,668
6.600% due 11/25/2054	2,145	2,149
8.750% due 11/25/2054	1,243	1,253

Countrywide Asset-Backed Certificates
4.473% due 12/25/2036 •	187	156

Countrywide Asset-Backed Certificates Trust
3.933% due 08/25/2037 •	3,127	2,816
3.993% due 06/25/2047 •	4,475	4,040
4.053% due 12/25/2036 •	768	722
4.073% due 05/25/2035 •	1,163	1,133
4.073% due 06/25/2035 •	4,702	4,361
4.212% due 12/25/2034 •	6,925	6,568
4.253% due 04/25/2047 •	10,499	9,692
4.273% due 03/25/2036 •	715	664
4.332% due 08/25/2035 ~	163	156
4.768% due 01/25/2036 •	10,385	10,311

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •	10	10

First Franklin Mortgage Loan Trust
4.693% due 03/25/2034 •	2,711	2,852

Fremont Home Loan Trust
4.093% due 10/25/2036 •	5,982	2,361
4.333% due 02/25/2036 •	7,522	7,044

GSAA Home Equity Trust
4.153% due 03/25/2036 •	5,742	1,828

GSAA Trust
5.995% due 03/25/2046 ~	757	256

GSAMP Trust
4.053% due 12/25/2046 •	7,041	3,726
4.333% due 03/25/2047 •	1,101	815

Home Equity Asset Trust
4.393% due 11/25/2032 •	2	2

Home Equity Mortgage Loan Asset-Backed Trust
4.033% due 04/25/2037 •	6,593	4,490
4.133% due 04/25/2037 •	3,131	2,211

HSI Asset Securitization Corp. Trust
4.313% due 04/25/2037 •	5,964	2,980
4.408% due 01/25/2036 •	4,380	4,250

JP Morgan Mortgage Acquisition Trust
4.013% due 08/25/2036 •	38	29
4.063% due 07/25/2036 •	2,068	1,889

Long Beach Mortgage Loan Trust
4.313% due 08/25/2045 •	1,788	1,779
4.353% due 10/25/2034 •	10	10

MASTR Asset-Backed Securities Trust
3.993% due 08/25/2036 •	5,954	2,030
4.093% due 03/25/2036 •	534	316
4.093% due 10/25/2036 •	10,683	3,416
4.233% due 10/25/2036 •	3,179	1,018
4.528% due 10/25/2035 •	7,643	7,594

16	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
3.953% due 09/25/2037 •	$20	$4
4.033% due 02/25/2037 •	41	11

MF1 LLC
5.827% due 06/19/2037 •	8,591	8,594

Morgan Stanley ABS Capital I, Inc. Trust
3.923% due 10/25/2036 •	538	487
3.933% due 05/25/2037 •	2,339	1,784
3.943% due 11/25/2036 •	7,881	4,649
3.993% due 05/25/2037 •	25,793	14,409
4.273% due 06/25/2036 •	3,227	1,599

Morgan Stanley Home Equity Loan Trust
3.963% due 04/25/2037 •	8,525	4,361
4.023% due 04/25/2037 •	6,276	3,212
4.143% due 04/25/2037 •	903	462

Morgan Stanley Mortgage Loan Trust
6.419% due 09/25/2046 þ	1,259	252

Morgan Stanley Structured Trust
4.093% due 06/25/2037 •	6,574	6,120

New Century Home Equity Loan Trust
4.918% due 10/25/2033 •	3,288	3,289

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.228% due 03/25/2036 •	125	125
4.423% due 02/25/2036 •	8,474	7,745

Nomura Resecuritization Trust
3.871% due 12/26/2037 ~	7,322	6,386

NovaStar Mortgage Funding Trust
4.053% due 03/25/2037 •	12,799	8,403

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.353% due 12/25/2035 •	356	354

Option One Mortgage Loan Trust
4.013% due 05/25/2037 •	1,615	980
4.073% due 02/25/2037 •	11,236	5,535
4.573% due 02/25/2035 •	1,933	1,865

Project Panama SPV LLC
7.200% due 01/03/2029 «	15,804	15,895

RAAC Trust
4.293% due 02/25/2037 •	3,850	3,783

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	14,365	4,243
5.675% due 06/25/2037 þ	16,477	3,839
5.731% due 11/25/2036 þ	26,069	8,093

Residential Asset Mortgage Products Trust
4.233% due 12/25/2035 •	1,277	1,178
4.393% due 03/25/2036 •	425	422

Residential Asset Securities Corporation Trust
4.633% due 09/25/2034 •	366	357

Saxon Asset Securities Trust
5.543% due 12/25/2037 •	3,774	3,400

Securitized Asset-Backed Receivables LLC Trust
4.053% due 05/25/2037 •	143	112
4.133% due 08/25/2036 •	1,102	355

Private Education Loan Trust
0.000% due 03/15/2055 «(d)	4	52
3.940% due 02/16/2055	10,494	10,178
4.780% due 03/15/2055	3,000	2,971
4.849% due 11/16/2054 «	8,696	8,696
4.872% due 03/15/2055 •	6,612	6,625
4.960% due 03/15/2055	59,231	59,699
5.100% due 03/15/2055	3,000	3,022
5.122% due 02/16/2055 •	1,146	1,157
5.19% due 11/16/2054 «	63,769	63,384
5.260% due 03/15/2055	6,000	5,804
5.71% due 11/16/2054 «	3,835	3,805
6.14% due 11/16/2054 «	767	760
6.93% due 11/16/2054 «	6,135	6,084

SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(d)	4,633	4,568
4.910% due 03/27/2034	15,894	15,951
5.250% due 03/27/2034	3,796	3,828
5.770% due 03/27/2034	2,944	2,993
6.260% due 03/27/2034	2,177	2,223

Soundview Home Loan Trust
3.913% due 11/25/2036 •	31	8
4.198% due 12/25/2036 •	4,902	4,826
4.293% due 11/25/2036 •	6,242	5,995

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Investment Loan Trust
4.743% due 07/25/2033 •		$2,188	$2,152

Structured Asset Securities Corp. Mortgage Loan Trust
3.953% due 03/25/2036 •		938	908
4.023% due 05/25/2047 •		1,948	1,927
4.233% due 12/25/2036 •		18,447	17,535

WaMu Asset-Backed Certificates Trust
4.083% due 05/25/2037 •		3,622	3,287

Wells Fargo Home Equity Asset-Backed Securities Trust
4.138% due 01/25/2037 •		10,444	10,551

			537,995

CORPORATE BONDS & NOTES 6.6%

Bank of America Corp.
1.898% due 07/23/2031 •		24,300	21,648
3.261% due 01/28/2031 •	EUR	3,400	3,876
5.162% due 01/24/2031 •		$49,300	50,248
5.202% due 04/25/2029 •		4,500	4,565
5.468% due 01/23/2035 •		11,000	11,232
5.511% due 01/24/2036 •		24,200	24,687

Beignet Investor LLC
6.581% due 05/30/2049		169,700	174,609

Blackstone Holdings Finance Co. LLC
3.500% due 06/01/2034	EUR	12,200	13,402

Citigroup, Inc.
5.174% due 02/13/2030 •		$20,900	21,225

Credit Suisse AG AT1 Claim		16,825	5,889

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		3,800	3,463

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,886
2.900% due 02/16/2028		900	863

GA Global Funding Trust
2.250% due 01/06/2027		7,400	7,278
5.900% due 01/13/2035		10,500	10,426

Goldman Sachs Group, Inc.
3.500% due 01/23/2033 •	EUR	10,500	11,902
4.148% due 01/21/2029 •		$1,600	1,591
4.377% (SOFRRATE + 0.710%) due 01/21/2029 ~		22,600	22,578
4.516% due 01/21/2032 •		34,400	33,886
4.776% (SOFRRATE + 1.120%) due 02/24/2028 ~		2,600	2,611
5.016% due 10/23/2035 •		47,050	46,196
5.065% due 01/21/2037 •		33,900	33,156
5.218% due 04/23/2031 •		25,000	25,428
5.330% due 07/23/2035 •		10,400	10,439
5.536% due 01/28/2036 •		14,700	14,949
5.727% due 04/25/2030 •		15,000	15,478
6.484% due 10/24/2029 •		15,200	15,904

JPMorgan Chase & Co.
4.603% due 10/22/2030 •		28,500	28,566
4.995% due 07/22/2030 •		6,700	6,799
5.012% due 01/23/2030 •		42,000	42,594
6.087% due 10/23/2029 •		20,900	21,720

Las Vegas Sands Corp.
5.900% due 06/01/2027		13,900	14,084

Marvell Technology, Inc.
1.650% due 04/15/2026		6,400	6,393

Metropolitan Life Global Funding I
4.350% due 01/12/2031		3,800	3,760

Morgan Stanley
2.475% due 01/21/2028 •		2,600	2,560
2.622% (EUR003M + 0.600%) due 05/04/2029 ~	EUR	15,000	17,312
3.149% due 11/07/2031 •		16,900	19,037
3.749% due 11/07/2036 •		15,900	17,707
3.790% due 03/21/2030 •		21,900	25,473
3.955% due 03/21/2035 •		28,400	32,507
4.654% due 10/18/2030 •		$27,600	27,594
4.892% due 10/22/2036 •		5,400	5,222
5.173% due 01/16/2030 •		40,100	40,671
5.320% due 07/19/2035 •		10,800	10,841
5.466% due 01/18/2035 •		7,700	7,830
6.407% due 11/01/2029 •		15,700	16,388

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York Life Global Funding
4.250% due 01/09/2031		$3,700	$3,661

Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	194
3.500% due 08/01/2050		500	331
3.950% due 12/01/2047		900	656
4.000% due 12/01/2046		800	586
4.250% due 03/15/2046		500	380
4.300% due 03/15/2045		600	469
4.500% due 07/01/2040		300	256
4.550% due 07/01/2030		600	592
4.600% due 06/15/2043		1,100	909
4.750% due 02/15/2044		1,207	1,010
4.950% due 07/01/2050		100	83

Philip Morris International, Inc.
2.750% due 06/06/2029	EUR	25,900	29,325
4.875% due 02/13/2029		$13,000	13,196

Santander Holdings USA, Inc.
6.124% due 05/31/2027 •		18,300	18,338

Southern Co.
1.875% due 09/15/2081 •	EUR	8,400	9,420

Wells Fargo & Co.
4.182% due 01/23/2030 •		$5,600	5,551
4.406% (SOFRRATE + 0.740%) due 01/23/2030 ~		1,000	995
4.808% due 07/25/2028 •		7,500	7,533
4.897% due 07/25/2033 •		10,000	9,953
4.960% due 01/23/2037 •		24,800	24,168
5.150% due 04/23/2031 •		38,900	39,572
5.198% due 01/23/2030 •		16,100	16,355
5.211% due 12/03/2035 •		38,000	37,849
5.389% due 04/24/2034 •		20,200	20,509
5.499% due 01/23/2035 •(l)		15,000	15,274
6.303% due 10/23/2029 •		13,600	14,166

			1,207,804

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%

Alfa-Bank CJSC
5.860% (EUR003M + 2.100%) due 10/21/2026 «~(j)		3,559	3,559

Dorchester LLC
4.610% (EUR003M + 2.300%) due 01/04/2027 «~(j)	EUR	6,800	7,860

Project Hudson II
7.730% due 05/29/2026 «~		$7,500	7,527

			18,946

MUNICIPAL BONDS & NOTES 0.1%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041		100	121

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		7,700	6,605

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027		5,000	4,891
2.532% due 06/01/2028		3,300	3,173

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		7,536	7,723

			22,513

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.6%

ACRA Trust
5.608% due 10/25/2064 þ		2,208	2,215

Adjustable Rate Mortgage Trust
4.898% due 09/25/2035 ~		24	20

American Home Mortgage Assets Trust
3.983% due 05/25/2046 •		106	95

Angel Oak Mortgage Trust
4.750% due 09/26/2067 þ		8,651	8,632
4.846% due 07/25/2062 þ		22,423	22,222

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	$28,245	$27,567
3.110% due 08/25/2052 «	10,000	8,962

BAMLL Commercial Mortgage Securities Trust
4.837% due 09/15/2038 •	15,200	14,645

Banc of America Funding Trust
2.372% due 03/20/2036 ~	24	23
4.356% due 10/20/2046 ~	22	18
4.751% due 01/20/2047 ~	37	32
5.500% due 01/25/2036	10	10
5.710% due 02/20/2036 ~	236	227
5.802% due 11/20/2034 ~	96	94
6.000% due 03/25/2037	105	80

Banc of America Mortgage Trust
4.978% due 04/25/2035 ~	46	45
5.054% due 09/25/2035 ~	8	7
5.296% due 06/25/2035 ~	37	34

BCAP LLC Trust
4.522% due 01/26/2047 •	84	84
5.250% due 02/26/2036 ~	405	148
5.250% due 04/26/2037	662	355

Bear Stearns ALT-A Trust
4.047% due 08/25/2036 ~	522	344
4.126% due 11/25/2036 ~	203	85
4.132% due 08/25/2036 ~	843	377
4.544% due 08/25/2036 ~	101	62
4.567% due 11/25/2035 ~	27	21
4.718% due 09/25/2035 ~	1,288	675
5.042% due 01/25/2036 ~	50	48

Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	27	25
5.355% due 07/25/2034 ~	11	11
5.561% due 02/25/2034 ~	4	4
5.599% due 10/25/2033 ~	12	11
5.703% due 11/25/2034 ~	1	1
6.470% due 01/25/2035 ~	52	53
6.516% due 05/25/2034 ~	30	30

Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~	19	15

Chase Mortgage Finance Trust
4.904% due 07/25/2037 ~	319	255
6.447% due 02/25/2037 ~	25	25

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.023% due 05/25/2036 •	243	237

CHL Mortgage Pass-Through Trust
4.096% due 09/20/2036 ~	55	50
4.135% due 02/25/2047 ~	84	78
4.147% due 03/25/2037 ~	72	62
4.303% due 05/20/2036 ~	133	124
4.333% due 03/25/2035 •	154	147
4.373% due 04/25/2035 •	186	180
4.421% due 04/20/2036 ~	1,874	1,738
4.433% due 03/25/2035 •	186	173
4.453% due 02/25/2035 •	4	4
4.787% due 11/25/2034 ~	157	152
6.000% due 08/25/2037	972	424
6.449% due 02/20/2036 •	142	135

CIM Trust
5.500% due 08/25/2064 ~	5,322	5,338

Citicorp Mortgage Securities Trust
6.000% due 04/25/2037	22	19

Citigroup Mortgage Loan Trust, Inc.
3.000% due 11/27/2051 ~	30,338	26,384
4.451% due 09/25/2037 ~	226	215
4.571% due 03/25/2037 ~	101	101
4.957% due 07/25/2046 ~	267	255
5.387% due 08/25/2035 ~	4	4
6.490% due 05/25/2035 •	3	3

Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates
4.451% due 09/25/2035 ~	620	581

COLT Mortgage Loan Trust
4.156% due 02/25/2067 ~	8,145	7,808

Countrywide Alternative Loan Trust
4.002% due 11/25/2035 •	85	81

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.073% due 04/25/2047 •	$408	$375
4.143% due 05/25/2037 •	311	96
4.170% due 09/20/2046 •	491	517
4.173% due 09/25/2046 •	215	212
4.193% due 09/25/2035 •	91	49
4.210% due 03/20/2046 •	32	31
4.210% due 05/20/2046 •	287	261
4.210% due 07/20/2046 •	192	168
4.213% due 07/25/2046 •	20	19
4.243% due 09/25/2035 •	798	485
4.353% due 02/25/2037 •	118	99
4.474% due 02/25/2037 ~	41	37
5.000% due 11/25/2035	2,917	1,459
5.109% due 11/25/2047 •	1,017	921
5.239% due 11/25/2047 •	2,363	2,140
5.250% due 06/25/2035	53	39
5.259% due 08/25/2035 •	95	93
5.359% due 11/25/2035 •	88	81
6.250% due 08/25/2037	279	122
6.500% due 08/25/2032	1	1

Cross Mortgage Trust
5.181% due 07/25/2070 ~	16,911	16,893

CSMC Mortgage-Backed Trust
6.421% due 10/25/2037 ~	1,214	682

CSMC Trust
2.500% due 07/25/2056 ~	2,370	1,976
5.187% due 07/15/2038 •	4,800	4,264

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.933% due 07/25/2047 •	212	203
4.173% due 08/25/2047 •	5,505	4,815
5.293% due 10/25/2047 •	2,368	1,864

DSLA Mortgage Loan Trust
4.431% due 07/19/2045 •	3	0

Ellington Financial Mortgage Trust
5.494% due 08/25/2070 þ	31,167	31,270

First Horizon Mortgage Pass-Through Trust
5.994% due 08/25/2035 ~	37	24

GCAT Trust
3.000% due 04/25/2052 ~	13,491	11,733

GreenPoint Mortgage Funding Trust
4.153% due 01/25/2037 •	221	207
4.213% due 04/25/2036 •	153	140
4.333% due 11/25/2045 •	36	35

GreenPoint Mortgage Pass-Through Certificates
6.745% due 10/25/2033 ~	2	2

GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	5,134	4,281
2.500% due 04/25/2052 ~	6,381	5,321
3.000% due 09/25/2052 ~	30,366	26,369
3.750% due 10/25/2057	1,569	1,540
3.900% due 09/25/2061 þ	4,175	4,081
4.100% due 07/25/2065 þ	7,232	7,030

GSR Mortgage Loan Trust
4.023% due 05/25/2037 •	2,489	1,156
4.111% due 05/25/2035 ~	42	31
4.111% due 11/25/2035 ~	70	62
4.860% due 09/25/2035 ~	49	48
4.904% due 04/25/2035 ~	8	8
5.270% due 03/25/2033 •	9	9
6.449% due 01/25/2035 ~	50	48

HarborView Mortgage Loan Trust
4.171% due 09/19/2037 •	325	288
4.271% due 03/19/2036 •	51	48
4.685% due 07/19/2035 ~	49	37

HomeBanc Mortgage Trust
4.673% due 04/25/2037 ~	327	298

Impac CMB Trust
4.513% due 10/25/2034 •	38	37
4.573% due 10/25/2034 •	13	13

IndyMac IMSC Mortgage Loan Trust
4.153% due 07/25/2047 •	1,240	837

IndyMac INDA Mortgage Loan Trust
3.469% due 08/25/2036 ~	241	185
5.041% due 11/25/2035 ~	27	32

IndyMac INDB Mortgage Loan Trust
4.393% due 11/25/2035 •	111	64

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IndyMac INDX Mortgage Loan Trust
3.668% due 03/25/2036 ~	$2,958	$2,163
3.844% due 09/25/2035 ~	2,916	2,369
4.093% due 06/25/2037 •	268	83
4.173% due 09/25/2046 •	1,332	1,249
4.273% due 06/25/2037 •	216	205
4.293% due 02/25/2037 •	414	274
4.368% due 12/25/2034 ~	23	22

JP Morgan Alternative Loan Trust
4.273% due 10/25/2036 •	5,501	5,157
5.330% due 12/25/2035 ~	2,896	1,959
5.500% due 11/25/2036 ~	6	3

JP Morgan Mortgage Trust
3.000% due 03/25/2052 ~	48,827	42,625
3.000% due 05/25/2052 ~	62,384	54,298
4.617% due 05/25/2052 •	10,026	9,408
5.182% due 09/25/2035 ~	25	25
5.299% due 02/25/2036 ~	144	94
5.502% due 10/25/2035 ~	2	2
5.571% due 07/25/2035 ~	28	27
5.681% due 11/25/2033 ~	8	8

Luminent Mortgage Trust
4.133% due 12/25/2036 •	751	674

Manhattan West Mortgage Trust
2.130% due 09/10/2039	23,200	22,363

MASTR Adjustable Rate Mortgages Trust
4.003% due 04/25/2046 •	545	514

MASTR Alternative Loan Trust
4.193% due 03/25/2036 •	367	30
6.000% due 03/25/2036	574	497

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.267% due 06/15/2030 •	3	3
4.387% due 10/20/2029 •	2	2

Merrill Lynch Mortgage Investors Trust
4.213% due 02/25/2036 •	110	109
4.293% due 11/25/2035 •	143	138
4.796% due 06/25/2035 ~	39	38
5.900% due 02/25/2033 ~	14	13

MFA Trust
1.381% due 04/25/2065 ~	2,565	2,522
1.947% due 04/25/2065 ~	1,060	1,044
5.261% due 08/25/2070 þ	25,282	25,273

Morgan Stanley Capital I Trust
4.956% due 12/15/2038 •	22,800	22,096

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ	3,601	3,506

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	9,218	8,944
2.750% due 11/25/2059 ~	8,890	8,545
6.864% due 10/25/2063 þ	8,939	9,012

NYMT Loan Trust
5.379% due 06/25/2069 ~	2,530	2,538

OBX Trust
3.000% due 01/25/2052 ~	28,173	24,432
5.949% due 02/25/2063 þ	5,382	5,368

PMT Loan Trust
2.500% due 07/25/2051 ~	9,485	7,903

PRPM LLC
4.000% due 11/25/2054 þ	3,419	3,342

RALI Trust
3.943% due 02/25/2047 •	1,129	330
4.153% due 07/25/2036 •	10,712	3,346
4.193% due 12/25/2046 •	404	377
4.213% due 04/25/2046 •	39	9
4.333% due 05/25/2046 •	133	102
4.788% due 10/25/2037 ~	2,431	1,940
6.000% due 06/25/2036	279	229
6.250% due 02/25/2037	5,201	4,318

Residential Asset Securitization Trust
4.193% due 01/25/2046 •	90	24
5.750% due 02/25/2036	3,335	2,222
6.500% due 08/25/2036	571	149

RFMSI Trust
5.398% due 09/25/2035 ~	124	77
6.500% due 03/25/2032	7	7

18	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sequoia Mortgage Trust
4.249% due 09/20/2046 ~		$1,071	$590
6.609% due 04/20/2035 ~		5	5

Structured Adjustable Rate Mortgage Loan Trust
4.243% due 09/25/2036 ~		281	189
4.443% due 08/25/2035 ~		120	105
5.798% due 04/25/2034 ~		2	2
5.939% due 02/25/2034 ~		18	18

Structured Asset Mortgage Investments II Trust
4.173% due 06/25/2036 •		10	10
4.213% due 05/25/2036 •		192	136
4.233% due 05/25/2036 •		1,227	1,030
4.233% due 09/25/2047 •		1,257	1,140
4.313% due 05/25/2046 •		27	17
4.371% due 07/19/2034 •		1	1
4.393% due 08/25/2036 •		766	629
4.413% due 12/25/2035 •		2	2
5.359% due 08/25/2047 •		625	541

Structured Asset Securities Corp.
4.073% due 01/25/2036 •		712	595

Structured Asset Securities Corp. Mortgage Loan Trust
4.083% due 10/25/2036 •		4,932	4,155

Thornburg Mortgage Securities Trust
5.043% due 06/25/2037 •		199	188
5.114% due 10/25/2043 ~		16	15
5.736% due 06/25/2037 •		1,232	1,072
5.786% due 06/25/2037 •		2,971	2,559
5.786% due 06/25/2047 •		309	284
5.836% due 03/25/2037 •		239	170

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		10,916	9,989
2.710% due 01/25/2060 ~		7,008	6,774
2.900% due 10/25/2059 ~		30,892	29,730
4.546% due 10/27/2064 ~		6,961	6,972
4.793% due 05/25/2058 •		2,293	2,335

UWM Mortgage Trust
3.000% due 01/25/2052 ~		6,013	5,215

WaMu Mortgage Pass-Through Certificates Trust
3.829% due 12/25/2046 •		47	42
4.030% due 02/27/2034 •		32	32
4.125% due 02/25/2037 ~		1,868	1,682
4.135% due 09/25/2036 ~		1,019	881
4.253% due 04/25/2035 ~		59	58
4.353% due 11/25/2045 •		1,212	1,144
4.413% due 01/25/2045 •		44	44
4.431% due 12/25/2035 ~		80	74
4.483% due 10/25/2035 ~		92	85
4.533% due 11/25/2034 •		165	163
4.656% due 08/25/2046 ~		562	516
4.839% due 06/25/2046 •		276	262
4.859% due 02/25/2046 •		685	638
5.359% due 10/25/2046 •		393	378
5.718% due 06/25/2033 ~		10	10

Washington Mutual Mortgage Pass-Through Certificates Trust
4.173% due 07/25/2046 •		2,012	1,732
4.629% due 04/25/2047 •		4,234	3,575
4.699% due 05/25/2047 •		2	6
4.799% due 07/25/2046 •		260	162

Wells Fargo Commercial Mortgage Trust
3.862% due 12/15/2039		18,484	17,855

			650,800

SOVEREIGN ISSUES 0.0%

Colombia Government International Bonds
1.000% due 03/26/2031	COP	7,533,600	1,579

Colombia TES
1.000% due 08/22/2029		3,123,000	787
1.000% due 11/28/2040		1,937,000	515

			2,881

U.S. GOVERNMENT AGENCIES 38.3%

Federal Home Loan Mortgage Corp.
2.500% due 01/01/2051 - 02/01/2051		$4,665	3,942
3.000% due 06/01/2051		464	408

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 07/01/2039 - 10/01/2039	$2,063	$1,974
4.000% due 06/01/2038 - 06/01/2052	3,928	3,735
5.500% due 06/01/2053 - 01/01/2055	80,718	81,298
6.000% due 12/01/2033 - 10/01/2054	117,112	119,870
6.500% due 09/01/2053 - 04/01/2055	46,230	47,986
6.521% due 09/01/2035 •	4	4

Federal Home Loan Mortgage Corp. REMICS
2.142% due 01/15/2038 ~(a)	1,415	67
4.146% due 01/15/2038 •	1,415	1,398
4.267% due 10/15/2040 •	615	610
4.387% due 12/15/2037 •	69	69
4.602% due 11/25/2054 •	11,626	11,702
4.662% due 02/25/2055 •	9,022	9,103
4.812% due 03/25/2055 •	22,464	22,626
5.062% due 03/25/2055 •	7,684	7,749

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.059% due 10/25/2044 - 02/25/2045 •	493	457

Federal National Mortgage Association
2.500% due 02/01/2051	3,507	2,958
3.000% due 10/01/2049 - 03/01/2060	28,327	24,872
3.500% due 04/01/2027 - 01/01/2059	35,644	32,883
4.000% due 02/01/2039 - 08/01/2053	7,962	7,597
4.500% due 07/01/2052	1,739	1,683
5.113% due 06/01/2043 •	7	7
5.500% due 06/01/2053 - 10/01/2053	35,663	35,953
5.754% due 12/01/2034 •	22	23
6.000% due 01/01/2054 - 10/01/2054	300,346	306,926
6.125% due 06/01/2035 •	59	60
6.133% due 12/01/2030 •	2	2
6.232% due 11/01/2034 •	128	134
6.460% due 04/01/2032 •	3	3
6.500% due 08/01/2053 - 04/01/2055	149,986	155,283

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	65	65

Federal National Mortgage Association REMICS
3.902% due 03/25/2034 •	2	2
4.176% due 06/25/2036 •	108	108
4.276% due 10/25/2040 •	60	60
4.812% due 03/25/2055 •	13,297	13,401
4.822% due 03/25/2055 •	7,387	7,450
5.162% due 12/25/2054 •	20,308	20,449
6.000% due 04/25/2043	72	73

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	172	177

Government National Mortgage Association
3.000% due 09/20/2051 - 02/20/2056	272,229	243,380
3.500% due 02/20/2052 - 03/20/2056	755,052	693,233
5.375% due 08/20/2027 •	2	2
5.625% due 04/20/2027 - 05/20/2030 •	25	24

Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	134	131
4.673% due 12/20/2073 •	11,159	11,295
6.000% due 08/20/2034	1,610	1,617

Government National Mortgage Association, TBA
2.500% due 05/01/2056	68,878	59,230
3.000% due 04/01/2056 - 05/01/2056	184,000	164,189
6.500% due 04/01/2056 - 05/01/2056	684,200	709,215

Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2056	470,740	379,277
4.000% due 04/01/2056	17,400	16,421

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/01/2056 - 06/01/2056	$527,948	$508,784
5.000% due 04/01/2056 - 06/01/2056	3,022,080	2,976,596
6.500% due 05/01/2056 - 06/01/2056	303,565	313,791

		7,000,352

U.S. TREASURY OBLIGATIONS 7.3%

U.S. Treasury Bonds
1.875% due 02/15/2041 (l)(p)	14,700	10,189
2.250% due 08/15/2049 (l)(p)	24,250	15,089
2.375% due 11/15/2049 (p)	5,525	3,522
3.000% due 02/15/2048 (l)(n)(p)	34,100	25,155
3.000% due 08/15/2048 (p)	8,550	6,277
3.000% due 02/15/2049 (p)	375	274
3.375% due 11/15/2048 (l)(p)	72,400	56,758
4.125% due 08/15/2044 (l)(p)	87,750	79,635
4.500% due 11/15/2054 (l)(p)	343,300	320,798
4.625% due 02/15/2046	24,000	23,139
4.625% due 02/15/2055 (l)	213,900	204,066
4.750% due 02/15/2056	62,400	60,869
4.875% due 08/15/2045 (l)(p)	4,867	4,852

U.S. Treasury Inflation Protected Securities (f)
2.375% due 01/15/2027 (n)	6,773	6,892
2.500% due 01/15/2029 (n)	38,096	39,529
3.875% due 04/15/2029 (n)	14,837	16,011
0.125% due 07/15/2031 (n)	67,829	63,395
0.125% due 01/15/2032 (n)	52,911	48,711
0.500% due 01/15/2028 (n)	104,158	103,378
0.625% due 07/15/2032 (n)	35,930	33,912
1.125% due 01/15/2033 (l)(n)(p)	123,426	118,918

U.S. Treasury Notes
3.500% due 02/15/2033 (n)(p)	4,970	4,783
4.000% due 02/29/2028 (n)(p)	10,200	10,235
4.125% due 02/15/2036 (l)(n)(p)	74,000	72,850
4.250% due 08/15/2035 (l)(n)(p)	$4,980	4,962

		1,334,199

Total United States (Cost $10,915,725)		10,775,490

SHORT-TERM INSTRUMENTS 2.4%

COMMERCIAL PAPER 1.6%

AES Corp.
4.400% due 05/05/2026 (b)	5,000	4,979

Air Lease Corp.
4.320% due 04/02/2026	13,500	13,497
4.350% due 04/14/2026	9,200	9,185
4.400% due 04/14/2026	14,200	14,177
4.400% due 04/16/2026	11,700	11,678

Alimentation Couche-Tard, Inc.
4.100% due 04/24/2026 (b)	2,600	2,593

AMETEK, Inc.
4.150% due 04/27/2026	1,000	997
4.170% due 04/27/2026	2,600	2,592

CBRE Services, Inc.
3.970% due 06/12/2026	2,050	2,033

Constellation Energy Generation LLC
3.870% due 04/01/2026	5,000	4,999
3.870% due 04/02/2026	9,450	9,448

Crown Castle, Inc.
4.300% due 04/21/2026	3,300	3,292

ERAC USA Finance LLC
4.170% due 04/20/2026	5,750	5,737
4.170% due 04/23/2026	6,800	6,782
4.180% due 04/24/2026	4,400	4,388

Eversource Energy
4.050% due 04/09/2026	4,300	4,296

Extra Space Storage LP
4.180% due 04/22/2026	2,700	2,693

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fidelity National Information Services, Inc.
4.170% due 04/24/2026	$2,250	$2,244

Genuine Parts Co.
4.220% due 04/09/2026	2,100	2,098
4.250% due 04/01/2026	1,200	1,200
4.280% due 04/06/2026	2,000	1,999
4.300% due 04/23/2026	2,600	2,593
4.340% due 04/28/2026	1,300	1,296
4.350% due 04/23/2026	900	898

Global Payments, Inc.
4.200% due 04/01/2026	5,900	5,899
4.200% due 04/02/2026	9,200	9,198
4.200% due 04/06/2026	9,100	9,094
4.220% due 04/02/2026	3,500	3,499
4.220% due 04/07/2026	9,000	8,994
4.230% due 04/07/2026	5,200	5,196

HCA, Inc.
4.350% due 04/23/2026	2,100	2,094
4.350% due 05/01/2026	2,100	2,092
4.380% due 04/23/2026	9,800	9,773
4.380% due 05/01/2026	8,200	8,169

Humana, Inc.
4.200% due 04/13/2026	1,800	1,797

Jabil, Inc.
4.120% due 04/08/2026	10,000	9,990

Jones Lang LaSalle Finance BV
4.210% due 04/23/2026	1,000	998
4.250% due 04/08/2026	3,500	3,497
4.250% due 04/09/2026	5,700	5,694

Keurig Dr. Pepper, Inc.
4.350% due 04/20/2026	3,500	3,492
4.350% due 04/30/2026	1,500	1,495
4.380% due 05/07/2026	5,400	5,376

Leidos, Inc.
4.180% due 04/23/2026	5,000	4,987
4.180% due 04/28/2026	10,400	10,366

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phillips 66
4.300% due 04/24/2026		$4,700	$4,687
4.330% due 04/27/2026		7,050	7,029
4.350% due 05/01/2026		8,100	8,072
4.370% due 05/01/2026		9,300	9,268
4.400% due 05/29/2026		14,900	14,801

Rogers Communications, Inc.
4.200% due 04/09/2026		1,600	1,598

S&P Global, Inc.
4.000% due 04/06/2026		15,200	15,190

Targa Resources Corp.
3.950% due 05/01/2026		9,550	9,516
3.950% due 05/04/2026		3,350	3,337

			300,892

		SHARES
MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (i)		11,535,277	11,535

		PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (k) 0.2%
			30,380

EGYPT TREASURY BILLS 0.0%
24.060% due 10/20/2026 (d)(e)	EGP	14,800	238

NIGERIA TREASURY BILLS 0.3%
31.999% due 06/11/2026 - 06/26/2026 (c)(d)	NGN	72,111,394	49,897

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
3.693% due 04/07/2026 - 06/30/2026 (c)(d)(n)(p)	$44,633	$44,385

Total Short-Term Instruments (Cost $432,408)		437,327

Total Investments in Securities (Cost $23,371,005)		22,835,211

	SHARES
INVESTMENTS IN AFFILIATES 6.5%

SHORT-TERM INSTRUMENTS 6.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.5%

PIMCO Short Asset Portfolio	78,184,492	767,381

PIMCO Short-Term Floating NAV Portfolio III	44,218,858	430,647

Total Short-Term Instruments (Cost $1,194,873)		1,198,028

Total Investments in Affiliates (Cost $1,194,873)		1,198,028

Total Investments 131.4% (Cost $24,565,878)		$24,033,239

Financial Derivative Instruments (m)(o) 1.1% (Cost or Premiums, net $(65,702))		206,564

Other Assets and Liabilities, net (32.5)%		(5,939,981)

Net Assets 100.0%		$18,299,822

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	Coupon represents a 7-Day Yield.

20	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

(j) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC	5.860%	10/21/2026	10/27/2025	$3,559	$3,559	0.02%
Dorchester LLC	4.610	01/04/2027	12/10/2025	7,952	7,860	0.04
Fennovoima OYJ	0.600	07/10/2028	07/16/2025	3,463	3,460	0.02
Fennovoima OYJ	4.477	07/10/2028	07/16/2025	6,615	6,643	0.04
Fennovoima OYJ	4.461	07/10/2028	07/16/2025	3,158	3,156	0.02
Royal Bank of Scotland International Ltd.	4.660	12/16/2028	11/18/2025	19,000	18,757	0.10
Valerie Asset Ltd.	5.219	09/15/2050	03/02/2026	68,109	68,224	0.37
Valerie Asset Ltd.	5.267	09/15/2050	03/02/2026	8,456	8,470	0.05

				$ 120,312	$120,129	0.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(k) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BRC	3.710%	03/31/2026	04/01/2026	$30,380	U.S. Treasury Notes 4.250% due 03/31/2033	$(31,044)	$30,380	$30,383

Total Repurchase Agreements						$(31,044)	$30,380	$30,383

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements
BRC	1.500%	02/04/2026	TBD	(3)	EUR	(915)	$(1,060)
	1.500	02/17/2026	TBD	(3)		(1,332)	(1,542)
	3.540	03/31/2026	04/01/2026			$(30,076)	(30,076)
	3.550	12/12/2025	TBD	(3)		(9,116)	(9,215)
	3.850	03/20/2026	05/01/2026			(16,226)	(16,247)
FAR	3.750	02/18/2026	04/08/2026			(81,977)	(82,335)
	3.750	03/20/2026	04/08/2026			(5,067)	(5,074)
	3.760	03/05/2026	04/16/2026			(513,454)	(514,902)

Total Reverse Repurchase Agreements							$(660,451)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (17.7)%
Government National Mortgage Association, TBA	3.500%	04/01/2056	$72,490	$(67,001)	$(66,500)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2041	244,800	(226,708)	(225,248)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2056	954,340	(782,102)	(768,915)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	1,018,150	(815,005)	(819,889)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2056	71,530	(59,906)	(60,122)
Uniform Mortgage-Backed Security, TBA	3.000	06/01/2040	136,100	(119,109)	(119,361)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	143,100	(130,445)	(130,903)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	142,680	(143,812)	(143,153)
Uniform Mortgage-Backed Security, TBA	6.000	06/01/2056	458,360	(465,698)	(466,557)
Uniform Mortgage-Backed Security, TBA	6.500	05/01/2056	421,400	(435,061)	(435,627)

Total Short Sales (17.7)%				$(3,244,847)	$(3,236,275)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BRC	$30,383	$(58,140)	$0	$(27,757)	$28,236	$479
FAR	0	(602,311)	0	(602,311)	594,510	(7,801)

Total Borrowings and Other Financing Transactions	$30,383	$(660,451)	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$0	$(9,215)	$(9,215)
Sovereign Issues	0	0	(16,247)	(2,602)	(18,849)
U.S. Treasury Obligations	(30,076)	(602,311)	0	0	(632,387)

Total Borrowings	$(30,076)	$(602,311)	$(16,247)	$(11,817)	$(660,451)

Payable for reverse repurchase agreements					$(660,451)

(l)	Securities with an aggregate market value of $653,706 and cash of $84 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(366,225) at a weighted average interest rate of 4.047%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - Eurex Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	152	$152	$(62)	$(160)
Call - Eurex Euro-Bund 10-Year Bond April Futures		128.000	04/24/2026	152	152	(53)	(19)

						$(115)	$(179)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$	110.000	04/24/2026	391	$391	$(134)	$(146)
Call - CBOE U.S. Treasury 10-Year Note May Futures		113.000	04/24/2026	391	391	(91)	(52)

						$(225)	$(198)

Total Written Options						$(340)	$(377)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
Description					Asset	Liability
3-Month EURIBOR December Futures	12/2026	24,274	$6,816,474	$(24,364)	$0	$0
Canada Government 10-Year Bond June Futures	06/2026	4,382	378,035	(5,797)	1,436	(1)
Euro-BTP Future June Futures	06/2026	10,311	1,385,822	(54,182)	16,685	0
Euro-Buxl 30-Year Bond June Futures	06/2026	151	19,244	(231)	356	0
Long Guilt June Futures	06/2026	5,283	613,879	(30,447)	4,615	0
U.S. Treasury 5-Year Note June Futures	06/2026	1,530	165,515	(1,699)	192	(4)
U.S. Treasury 10-Year Note June Futures	06/2026	1,187	131,813	(1,236)	278	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	11,124	1,262,748	(26,425)	3,243	0

				$(144,381)	$26,805	$(5)

22	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 3-Year Bond June Futures	06/2026	750	$(53,638)	$220	$0	$(241)
Australia Government 10-Year Bond June Futures	06/2026	8,006	(595,204)	2,928	0	(5,601)
Canada Government 5-Year Bond June Futures	06/2026	172	(14,032)	194	0	(39)
Euro-Bobl June Futures	06/2026	5,964	(795,716)	15,324	0	(3,171)
Euro-Bund June Futures	06/2026	1,986	(287,835)	4,343	0	(2,089)
Euro-Oat June Futures	06/2026	3,941	(540,657)	16,205	1	(4,848)
Euro-Schatz June Futures	06/2026	3,021	(369,260)	3,412	17	(489)
Japan Government 10-Year Bond June Futures	06/2026	708	(581,327)	6,532	132	(1,193)
U.S. Treasury 2-Year Note June Futures	06/2026	2,219	(460,321)	3,303	0	(173)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	622	(72,502)	2,429	0	(136)

				$54,890	$150	$(17,980)

Total Futures Contracts				$(89,491)	$26,955	$(17,985)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
Deutsche Bank	1.000%	Quarterly	12/20/2032	1.263%	EUR	13,900	$(104)	$(141)	$(245)	$16	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.354		$3,100	271	(234)	37	0	0

							$167	$(375)	$(208)	$16	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)

Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030		$130,753	$(2,124)	$(237)	$(2,361)	$0	$(256)
CDX.IG-45 10-Year Index	(1.000)	Quarterly	12/20/2035		504,217	(3,654)	2,627	(1,027)	0	(1,669)
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		555,500	(8,550)	(1,223)	(9,773)	0	(1,264)
CDX.IG-46 10-Year Index	(1.000)	Quarterly	06/20/2036		577,050	877	(1,018)	(141)	0	(1,965)
CDX.IT-RAXX MAIN45	(1.000)	Quarterly	06/20/2031	EUR	626,800	(9,673)	(509)	(10,182)	0	(884)

						$(23,124)	$(360)	$(23,484)	$0	$(6,038)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$	4,920	$106	$(16)	$90	$9	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		1,012,013	21,525	(3,253)	18,272	1,758	(8)
CDX.IG-45 10-Year Index	1.000	Quarterly	12/20/2035		202,749	82	331	413	699	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		444,100	7,500	314	7,814	962	0

						$29,213	$(2,624)	$26,589	$3,428	$(8)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	390,900	$(909)	$(10,839)	$(11,748)	$457	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		15,440	(280)	(17)	(297)	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2028		1,070,760	(10,185)	(10,948)	(21,133)	2,331	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2031		151,570	(4,299)	(2,163)	(6,462)	370	(16)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		278,330	(9,336)	(2,861)	(12,197)	834	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		99,000	1,207	3,529	4,736	0	(452)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		23,130	988	222	1,210	0	(92)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		47,660	2,451	688	3,139	32	(123)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		61,720	2,144	2,108	4,252	0	(283)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day INR-MIBOR Compounded-OIS	5.750%	Semi-Annual	03/18/2031	INR	2,097,640	$(3)	$828	$825	$0	$(32)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	86,610,000	(1,417)	(277)	(1,694)	87	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	06/17/2028		18,499,700	94	(20)	74	27	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/16/2028		357,020,000	2,543	899	3,442	0	(1,729)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		21,820,900	(4,444)	(668)	(5,112)	202	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		29,934,240	(15,191)	(1,025)	(16,216)	337	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	06/17/2031		3,391,100	24	(88)	(64)	42	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.750	Annual	09/16/2031		96,841,000	2,490	1,167	3,657	0	(1,252)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		58,150,000	(1,095)	(16,098)	(17,192)	830	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		57,990,000	(719)	(27,982)	(28,701)	1,105	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		2,867,700	(1,300)	(210)	(1,510)	56	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		36,530,000	(2,777)	(17,487)	(20,264)	718	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		2,240,000	(811)	(115)	(926)	45	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		73,449,850	(13,057)	(19,807)	(32,864)	1,503	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036		15,070,000	(3,894)	(1,677)	(5,571)	320	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/17/2036		3,603,700	(206)	(214)	(420)	79	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	15,538	1,118	16,656	0	(207)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		5,184,300	(6,145)	(7,121)	(13,266)	11	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		714,300	9	(467)	(458)	0	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	1.750	Semi-Annual	09/16/2031	SGD	842,816	111	12,215	12,326	0	(3,317)
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	09/16/2031		478,600	(1,088)	3,701	2,613	0	(1,898)
Receive(7)	1-Day THB-THOR Compounded-OIS	1.250	Quarterly	09/16/2031	THB	2,935,872	346	2,140	2,486	0	(180)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$869,700	6,249	(6,162)	87	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		208,100	0	(113)	(113)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	95	3,596	3,690	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		222,800	1,454	(1,391)	63	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		1,034,970	20,968	(13,812)	7,156	0	(217)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,198	(542)	656	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		158,400	(996)	(897)	(1,893)	46	0
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		465,700	0	(2,654)	(2,654)	143	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		557,700	3,187	(3,144)	43	199	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		25,660	107	(170)	(63)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		28,400	0	82	82	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		63,600	0	170	170	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		82,700	0	151	151	0	(37)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/17/2028		467,560	(6,064)	775	(5,289)	211	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		180,100	0	(1,376)	(1,376)	0	(129)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		135,400	0	(1,076)	(1,076)	0	(97)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		754,036	2,463	5,016	7,479	0	(748)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		16,600	0	157	157	0	(16)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		8,800	0	60	60	0	(9)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		14,800	0	92	92	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		96,200	(1,793)	1,200	(593)	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,028,870	1,022	4,597	5,619	0	(1,082)
Pay(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/17/2031		3,380	(58)	1	(57)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		359,264	(358)	(691)	(1,049)	0	(423)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	35	(379)	(344)	0	(72)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		11,200	0	94	94	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		47,100	0	(75)	(75)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		28,200	0	(69)	(69)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		50,000	0	(172)	(172)	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		392,350	10,886	(8,960)	1,926	0	(390)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		77,500	(236)	(188)	(424)	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		13,300	(45)	214	169	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		6,700	(24)	135	111	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,700	(17)	88	71	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		10,700	(40)	319	279	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		3,800	(14)	178	164	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		21,400	(63)	(83)	(146)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		21,790	990	(47)	943	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		27,600	(81)	(155)	(236)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		11,800	(34)	(25)	(59)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		38,500	2,061	(70)	1,991	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		160,400	321	2,144	2,465	0	(139)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		159,700	(141)	1,839	1,698	0	(139)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		272,298	695	1,877	2,572	0	(238)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		206,500	(4,063)	5,756	1,693	0	(178)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.621	Annual	11/15/2035		25,700	0	461	461	0	(21)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.631	Annual	11/15/2035		13,700	0	235	235	0	(11)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		12,200	0	132	132	0	(10)

24	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2035		$704,000	$(4,614)	$10,470	$5,856	$0	$(582)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		32,400	0	484	484	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		38,500	0	333	333	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		540,030	(7,507)	1,395	(6,112)	0	(440)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		296,840	1,988	1,203	3,191	121	(173)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		1,800	0	25	25	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.076	Annual	02/15/2046		2,700	0	33	33	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,600	10	103	113	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		66,570	22,040	4,976	27,016	197	0
Receive	1-Day USD-SOFR Compounded-OIS	4.222	Annual	11/15/2052		6,800	0	(67)	(67)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.224	Annual	11/15/2052		6,700	0	(69)	(69)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	4.225	Annual	11/15/2052		13,200	0	(137)	(137)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	4.227	Annual	11/15/2052		19,900	0	(213)	(213)	66	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	11/15/2052		6,900	0	(74)	(74)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.232	Annual	11/15/2052		6,600	0	(76)	(76)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	4.233	Annual	11/15/2052		13,000	0	(152)	(152)	43	0
Receive	1-Day USD-SOFR Compounded-OIS	4.238	Annual	11/15/2052		9,500	0	(119)	(119)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	4.244	Annual	11/15/2052		9,400	0	(126)	(126)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	4.245	Annual	11/15/2052		20,700	0	(282)	(282)	69	0
Receive	1-Day USD-SOFR Compounded-OIS	4.248	Annual	11/15/2052		15,800	0	(223)	(223)	53	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.988	Annual	11/15/2053		62,900	0	1,764	1,764	223	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		2,800	0	74	74	10	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		1,400	0	34	34	5	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		1,630	0	39	39	6	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		3,100	0	39	39	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		29,070	1,926	2,456	4,382	100	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	11/15/2054		46,700	0	1,599	1,599	173	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		18,800	0	598	598	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		41,000	0	1,273	1,273	152	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		28,600	0	862	862	106	0
Receive	1-Day USD-SOFR Compounded-OIS	3.990	Annual	11/15/2054		44,800	0	1,152	1,152	166	0
Receive	1-Day USD-SOFR Compounded-OIS	3.996	Annual	11/15/2054		17,000	0	420	420	63	0
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		28,100	0	137	137	105	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		12,540	0	53	53	47	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		2,220	0	9	9	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		25,940	0	44	44	97	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		10,000	0	640	640	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		7,900	0	498	498	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	02/15/2055		9,400	0	584	584	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.798	Annual	02/15/2055		43,500	0	2,548	2,548	162	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		30,600	0	1,748	1,748	114	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		11,600	0	554	554	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		19,800	0	928	928	74	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		32,600	0	2,047	2,047	121	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		60,200	7,432	1,676	9,108	219	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		27,500	102	921	1,023	104	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		19,584	(342)	601	259	75	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		35,627	(19)	1,153	1,134	135	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		14,280	1,449	141	1,590	53	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		12,336	(132)	409	277	47	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		190,500	(10,343)	(2,287)	(12,630)	0	(725)
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		7,300	0	104	104	28	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		29,610	635	49	684	115	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		52,200	982	242	1,224	215	0
Pay(7)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	11,600	(130)	73	(57)	115	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	4,217	416	72	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	1,110	101	19	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	1,132	225	30	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	03/18/2031		172,200	(738)	101	(637)	782	0
Pay(7)	3-Month CHF-SRFXON3 Compounded-OIS	0.250	Annual	09/16/2031		61,700	(553)	77	(476)	234	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	382,868,000	1,274	(23,625)	(22,351)	0	(152)
Receive(7)	3-Month PLN-WIBOR	4.700	Annual	01/20/2036	PLN	365,200	0	1,672	1,672	386	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	788,000	(18)	(896)	(914)	354	0
Pay	3-Month SEK-STIBOR	2.500	Annual	03/18/2031		1,584,650	(811)	(1,830)	(2,641)	937	0
Pay(7)	3-Month SEK-STIBOR	2.750	Annual	09/16/2031		991,150	(76)	(805)	(881)	544	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	2,356	(1,597)	49	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		1,928,900	(18,400)	(64,142)	(82,542)	10,946	0
Receive	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		371,700	10,483	2,577	13,060	0	(2,215)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		94,000	(55)	(3,636)	(3,691)	805	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		38,200	374	(1,392)	(1,018)	331	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		205,700	1,205	(9,735)	(8,530)	1,835	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	6-Month AUD-BBR-BBSW	4.500%	Semi-Annual	09/17/2035	AUD	125,500	$2,074	$(5,626)	$(3,552)	$1,133	$0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		89,700	78	(4,037)	(3,959)	831	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	211	(810)	19	0
Pay(7)	6-Month CZK-PRIBOR	4.350	Annual	01/20/2036		2,025,900	0	(1,224)	(1,224)	0	(142)
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	507,230	5,986	(4,062)	1,924	101	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(1,428)	897	(531)	9	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	1,535	(940)	16	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(1,938)	1,197	(741)	12	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(2,553)	1,708	(845)	19	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(1,217)	812	(405)	10	0
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028		3,806,055	(18,195)	(38,714)	(56,909)	7,392	0
Pay(7)	6-Month EUR-EURIBOR	2.170	Annual	12/15/2028		704,400	459	(3,665)	(3,206)	721	0
Receive(7)	6-Month EUR-EURIBOR	2.350	Annual	12/15/2028		716,300	(501)	3,814	3,313	0	(811)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		34,492	0	(1,090)	(1,090)	110	0
Pay	6-Month EUR-EURIBOR	1.929	Annual	10/11/2029		158,740	0	(4,075)	(4,075)	509	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		1,563,780	(12,223)	(24,538)	(36,761)	6,968	(32)
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		1,344,640	(33,296)	(15,623)	(48,919)	10,364	(20)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	(1,732)	(3,701)	267	0
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		15,900	(1,127)	(7,441)	(8,568)	99	0
Receive(7)	6-Month EUR-EURIBOR	2.825	Annual	09/19/2055		493,900	6,994	(9,071)	(2,077)	0	(260)
Pay(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		127,930	(3,029)	(194)	(3,223)	1,040	0
Pay	6-Month NOK-NIBOR	3.750	Annual	03/18/2031	NOK	785,800	(2,360)	(715)	(3,075)	287	0
Pay(7)	6-Month NOK-NIBOR	4.500	Annual	09/16/2031		85,300	(2)	(25)	(27)	35	0
Pay	CAONREPO	3.898	Annual	06/19/2026	CAD	395,400	(28)	4,117	4,089	22	0
Pay	CAONREPO	3.925	Annual	06/19/2026		310,100	(27)	3,295	3,268	17	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		107,400	(3,763)	3,067	(696)	78	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		172,000	(261)	422	161	223	0
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		65,800	(4,350)	2,453	(1,897)	83	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		193,700	(12,264)	7,523	(4,741)	254	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		116,000	1,801	(3,000)	(1,199)	0	(213)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		12,400	103	(10)	93	0	(23)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		19,300	70	(66)	4	0	(35)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		162,200	(111)	(1,273)	(1,384)	0	(300)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		199,200	711	(3,573)	(2,862)	0	(371)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		82,200	(82)	(1,499)	(1,581)	0	(154)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		63,200	0	516	516	0	(116)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		94,100	1,146	(3,194)	(2,048)	0	(179)
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		46,400	(3)	(1,455)	(1,458)	0	(89)
Pay	CAONREPO	3.000	Semi-Annual	03/18/2036		10,600	(152)	14	(138)	22	0
Receive(7)	CAONREPO	3.250	Semi-Annual	06/17/2036		19,300	38	(34)	4	8	(17)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		36,900	(3,458)	18	(3,440)	45	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		35,300	115	(1,446)	(1,331)	27	0
Pay(7)	CAONREPO	3.500	Semi-Annual	06/17/2056		9,000	(82)	23	(59)	2	(3)
Pay(7)	IRS CNY 1.50000 06/17/26-5Y LCH	1.500	Quarterly	06/17/2031	CNY	756,200	(313)	(286)	(599)	40	0

							$(103,668)	$(262,550)	$(366,218)	$61,934	$(21,238)

Total Swap Agreements							$(97,412)	$(265,909)	$(363,321)	$65,378	$(27,284)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(8)		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$33,268	$65,564	$98,832	$(377)	$(17,985)	$(27,756)	$(46,118)

(n)

Securities with an aggregate market value of $383,443 and cash of $34,204 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $148 and liability of $(4) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

26	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin asset of $6,313 for closed futures and unsettled variation margin asset of $186 and liability of $(472) for closed swap agreements is outstanding at period end.

(o)  FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/(Depreciation)
						Asset	Liability
AZD	04/2026	CAD	1,131,789		$826,245	$12,615	$0
	04/2026	NZD	132,955		79,692	3,289	0
	04/2026	SGD	216		171	3	0
	04/2026		$831,908	GBP	628,567	63	0
	04/2026		136,502	NZD	238,764	704	0
	05/2026	AUD	1,101,493		$754,457	0	(5,233)
	05/2026	GBP	628,567		831,881	0	(57)
	05/2026	NZD	238,764		136,653	0	(696)

BOA	04/2026	BRL	55,576		10,625	0	(104)
	04/2026	CAD	20,408		14,961	289	0
	04/2026	COP	34,079,521		8,877	0	(390)
	04/2026	EUR	41,982	RON	214,993	131	0
	04/2026		154,389		$179,129	679	0
	04/2026	INR	109,665		1,170	8	(2)
	04/2026	JPY	502		3	0	0
	04/2026	KRW	9,365,875		6,339	111	0
	04/2026	PLN	42,094		11,384	45	0
	04/2026	RON	49,384	EUR	9,657	0	(11)
	04/2026	SGD	34,743		$27,263	240	0
	04/2026	THB	1,225		39	2	0
	04/2026		$10,606	BRL	55,576	123	0
	04/2026		145	CAD	198	0	(2)
	04/2026		5,537	CNH	38,194	8	0
	04/2026		25,751	COP	94,807,823	30	0
	04/2026		45,001	EUR	39,120	239	(23)
	04/2026		8,001	GBP	6,003	0	(56)
	04/2026		10,678	INR	982,310	0	(304)
	04/2026		34,808	JPY	5,553,634	185	0
	04/2026		2,915	MXN	53,724	81	0
	04/2026		1,673	PLN	6,175	0	(9)
	04/2026		2,584	RON	11,138	0	(61)
	04/2026		357	ZAR	6,144	6	0
	05/2026	CNY	462		$67	0	(1)
	05/2026	EUR	36,497		42,011	0	(238)
	05/2026	JPY	5,536,909		34,808	0	(184)
	05/2026		$7,838	CNY	54,422	66	0
	05/2026		488	RON	2,127	0	(6)
	06/2026	CNY	74		$11	0	0
	06/2026	ILS	66,526		21,534	329	0
	06/2026	MXN	146,577		8,158	30	0
	06/2026		$8,608	BRL	45,658	91	0
	06/2026		1,960	CNY	13,514	5	0
	06/2026		3,529	ILS	11,007	0	(21)
	06/2026		9,047	MXN	164,595	82	(3)
	07/2026		5,766	CNY	39,494	0	(11)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	09/2026	COP	94,807,823		$24,809	$0	$(45)
	10/2026	BRL	47,800		8,747	0	(100)

BPS	04/2026	TWD	47		1,488	1	0
	04/2026		588,872		108,483	0	(5,202)
	04/2026	CAD	7,885		5,650	0	(18)
	04/2026	CNH	16,772		2,438	3	0
	04/2026	CNY	37,536		5,445	11	0
	04/2026	COP	51,609,379		13,469	0	(565)
	04/2026	DKK	850,975		121,576	0	(10,048)
	04/2026	EUR	33,694	RON	172,432	149	0
	04/2026	GBP	32,465		$43,057	86	0
	04/2026	ILS	65,447		21,196	377	0
	04/2026	INR	27,495,255		297,234	6,030	(124)
	04/2026	KRW	118,359,758		79,809	1,124	(21)
	04/2026	NZD	142,167		84,088	2,392	0
	04/2026	PLN	13,676		3,675	0	(9)
	04/2026	SEK	5,760		624	15	0
	04/2026	SGD	842		658	3	0
	04/2026	THB	1,916,905		59,274	1,104	(25)
	04/2026	TWD	4,669		146	0	0
	04/2026		$35,425	AUD	50,198	0	(790)
	04/2026		111,903	BRL	588,872	1,782	0
	04/2026		5,354	CNY	37,536	79	0
	04/2026		10,088	GBP	7,504	0	(156)
	04/2026		87,114	IDR	1,474,014,379	5	(288)
	04/2026		15,616	ILS	49,463	118	0
	04/2026		98,291	INR	9,253,390	175	0
	04/2026		10,085	KRW	15,063,242	21	(88)
	04/2026		38,257	PLN	137,914	0	(1,106)
	04/2026		2,144	RON	9,254	0	(47)
	04/2026		3,726	SGD	4,796	5	0
	04/2026		203,793	TWD	6,516,941	1	(373)
	04/2026	ZAR	1,885,960		$111,367	61	0
	05/2026	CNY	289		42	0	0
	05/2026	ILS	49,408		15,616	0	(118)
	05/2026	INR	3,987,460		42,143	0	(173)
	05/2026	SGD	4,786		3,726	0	(5)
	05/2026	THB	496,940		16,063	939	0
	05/2026	TWD	915,651		28,416	0	(128)
	05/2026		$16,480	BRL	86,506	119	0
	05/2026		38,386	CNY	266,257	297	0
	05/2026		21,112	IDR	359,361,640	52	0
	05/2026		246,112	INR	23,302,774	1,182	0
	05/2026		6,539	KWD	1,993	0	(97)
	05/2026		658	SGD	840	0	(3)
	05/2026		4,206	THB	138,077	0	(9)
	06/2026	TWD	5,063,583		$158,204	671	0
	06/2026		$48,365	CNY	331,763	0	(61)
	06/2026		13,859	IDR	233,411,861	0	(136)
	06/2026		4,135	KWD	1,263	0	(51)
	06/2026		2,597	TWD	83,338	0	(4)
	07/2026	BRL	151,052		$28,086	0	(487)
	07/2026	CNY	146		21	0	0
	07/2026		$2,887	KWD	882	0	(35)
	08/2026	CZK	91,373	EUR	3,750	49	0
	10/2026	BRL	319,500		$58,284	0	(849)
	01/2027		$47	TWD	1,476	0	(1)
	06/2027		2,865	KWD	869	0	(43)
	05/2029	KWD	10,107		$34,746	1,661	0
	07/2029		1,468		5,051	241	0
	05/2030		7,030		24,210	1,100	0

BRC	04/2026	CAD	1,433		1,033	3	0
	04/2026	EUR	7,433	GBP	6,443	0	(64)
	04/2026		28,777	RON	147,282	114	0
	04/2026	HKD	54,023		$6,904	8	0
	04/2026	MYR	886		226	7	0
	04/2026	NZD	14,926		8,634	56	0
	04/2026	RON	119,411	EUR	23,361	0	(71)
	04/2026		18,981		$4,281	0	(19)
	04/2026	TRY	9,143,362		201,306	0	(1,911)

28	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$226	MYR	906	$0	$(2)
	04/2026		77	NOK	740	0	(1)
	04/2026		15,149	PLN	54,513	0	(465)
	04/2026		1,880	RON	8,301	0	0
	04/2026		20,079	SEK	182,187	0	(834)
	04/2026		66,596	TRY	3,054,120	395	0
	04/2026	ZAR	650,855		$39,615	1,253	(49)
	05/2026	CHF	30,182		37,866	0	(14)
	05/2026	CNY	445		64	0	0
	05/2026	GBP	6,454	EUR	7,433	63	0
	05/2026	TRY	868,697		$18,631	0	(124)
	05/2026	TWD	3,681,348		116,909	2,150	0
	05/2026		$1,033	CAD	1,431	0	(3)
	05/2026		10,904	TRY	505,723	2	0
	06/2026	ILS	862		$280	5	0
	06/2026		$88,654	MXN	1,540,587	0	(3,226)
	01/2027	DKK	155,522		$24,496	130	0
	02/2027		$116,909	TWD	3,647,561	0	(3,522)

BSH	04/2026	BRL	658,800		$118,488	0	(8,697)
	04/2026		$126,854	BRL	658,800	331	0
	04/2026		194,547	JPY	31,057,615	1,147	0
	04/2026		14,807	NZD	25,649	0	(68)
	04/2026		43,343	PLN	156,776	0	(1,112)
	05/2026	JPY	30,964,049		$194,547	0	(1,140)
	05/2026	NZD	25,649		14,824	69	0
	06/2026	PEN	83,468		24,431	542	0
	10/2026	BRL	702,600		129,691	0	(346)
	10/2026	PEN	39,982		11,819	448	0
	01/2027		47,960		14,119	543	0

CBK	04/2026	AUD	9,235		6,506	134	0
	04/2026	BRL	47,617		9,123	0	(70)
	04/2026	CNH	124,141		18,058	39	(5)
	04/2026	COP	2,780,960		728	0	(28)
	04/2026	EUR	401,887		466,209	1,688	0
	04/2026	GBP	46,838		62,761	766	0
	04/2026	INR	19,868,735		214,371	4,181	0
	04/2026	JPY	4,546,000		29,046	402	0
	04/2026	NOK	75,045		7,729	4	(26)
	04/2026	PEN	100,274		29,054	315	(62)
	04/2026	SEK	95,710		10,263	153	0
	04/2026	THB	887		28	1	0
	04/2026	TWD	78,978		2,477	9	0
	04/2026		$1,067	AUD	1,506	0	(28)
	04/2026		9,001	BRL	47,617	192	0
	04/2026		5,371	CAD	7,332	0	(100)
	04/2026		7,556	CNH	52,075	4	0
	04/2026		3,756	CNY	25,932	0	(1)
	04/2026		31,245	COP	115,894,749	270	0
	04/2026		15,812	CZK	332,841	0	(135)
	04/2026		203,629	DKK	1,286,732	0	(4,604)
	04/2026		69,625	EUR	60,023	8	(256)
	04/2026		13,591	GBP	10,188	0	(106)
	04/2026		471,693	INR	43,532,717	113	(10,675)
	04/2026		3,074	JPY	478,100	0	(61)
	04/2026		16,877	PEN	58,440	0	(83)
	04/2026		0	THB	1	0	0
	04/2026		50,206	TWD	1,589,531	0	(578)
	05/2026	CNY	909		$131	0	(1)
	05/2026	JPY	8		0	0	0
	05/2026	THB	1,083,050		35,027	2,065	0
	05/2026		$9,257	CNY	64,035	50	0
	05/2026		5,112	GBP	3,869	9	0
	05/2026		15,019	INR	1,427,681	132	0
	05/2026		115,609	TWD	3,697,764	0	(339)
	06/2026	COP	83,611,090		$21,897	0	(493)
	06/2026	IDR	126,283,169		7,501	76	0
	06/2026	ILS	16,801		5,449	95	0
	06/2026	PEN	107,474		31,167	405	0
	06/2026	TWD	5,290,115		165,816	1,217	0
	06/2026		$47,466	CNY	326,610	76	(5)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$5,518	IDR	92,715,809	$0	$(66)
	06/2026		82,397	MXN	1,457,245	0	(1,567)
	07/2026	COP	67,727,893		$17,797	0	(198)
	07/2026	PEN	140,014		41,352	1,348	0
	07/2026		$2,521	CNY	17,264	0	(5)
	08/2026	INR	6,558,717		$69,984	1,343	0
	08/2026	PEN	52,734		14,630	0	(419)
	08/2026		$619	KZT	326,907	35	0
	09/2026	COP	49,691,140		$12,965	0	(62)
	09/2026		$2,717	CLP	2,358,364	0	(169)
	09/2026		5,923	MXN	105,938	0	(95)
	10/2026	PEN	11,497		$39,017	397	0
	12/2026		22,349		6,378	43	0

DUB	04/2026	EUR	37,573	RON	192,040	71	0
	04/2026	HKD	262,162		$33,512	44	0
	04/2026	ILS	132,048		42,659	646	0
	04/2026	INR	4,002,445		42,535	165	(137)
	04/2026	RON	486,615	EUR	95,079	0	(319)
	04/2026		$242,500	CNH	1,677,055	988	0
	04/2026		3	CNY	19	0	0
	04/2026		698	CZK	14,729	0	(4)
	04/2026		9,945	EGP	500,066	0	(923)
	04/2026		288	HUF	96,679	3	0
	04/2026		49,276	INR	4,580,012	0	(614)
	04/2026		255,831	SGD	326,799	0	(1,652)
	04/2026		17,704	THB	578,221	0	(152)
	05/2026	CNH	1,672,993		$242,500	0	(998)
	05/2026	CNY	19		3	0	0
	05/2026	SGD	326,067		255,831	1,638	0
	06/2026	KZT	2,454,617		4,601	0	(421)
	06/2026	MYR	252		64	2	0
	06/2026	PEN	43,650		12,521	60	(36)
	06/2026	THB	577,043		17,704	99	0
	06/2026	TWD	647		20	0	0
	06/2026		$16,983	CNY	116,294	2	(66)
	06/2026		40,867	MXN	714,761	0	(1,232)
	06/2026		8,513	PEN	29,253	0	(139)
	07/2026		3,214	KZT	1,721,971	245	0
	08/2026	INR	3,696,620		$39,301	614	0
	09/2026	PEN	75,113		21,770	364	0
	01/2027	DKK	196,080		31,064	343	0

FAR	04/2026	AUD	975,527		692,754	19,689	0
	04/2026	BRL	984,789		188,679	0	(1,441)
	04/2026	CHF	39,047		50,593	1,759	0
	04/2026	GBP	182,115		246,343	5,296	0
	04/2026	JPY	11,349,523		72,639	1,126	0
	04/2026	PEN	28,721		8,223	0	(30)
	04/2026	SGD	36		28	0	0
	04/2026		$184,038	BRL	984,789	6,081	0
	04/2026		243,828	JPY	38,915,003	1,375	0
	04/2026		8,533	PEN	28,721	0	(279)
	04/2026		16,824	PLN	60,716	0	(469)
	04/2026		1,380	SGD	1,764	0	(8)
	05/2026	CNH	3,168,556		$460,439	0	(733)
	05/2026	ILS	82,171		25,965	0	(203)
	05/2026	JPY	38,797,453		243,828	0	(1,364)
	05/2026	SGD	1,761		1,380	8	0
	06/2026	ILS	47,352		15,361	269	0
	06/2026	MXN	154,120		8,860	314	0
	06/2026	PEN	10,176		2,973	60	0
	06/2026		$21,611	MXN	376,503	0	(733)
	09/2026	PEN	28,881		$8,533	302	0
	09/2026		$4,807	MXN	84,877	0	(138)

GLM	04/2026	BRL	2,857,728		$528,912	0	(22,789)
	04/2026	CNH	27,061		3,953	24	0
	04/2026	ILS	64,202		20,652	222	0
	04/2026	INR	1,452,139		15,429	74	(65)
	04/2026	KRW	6,234,841		4,171	25	0
	04/2026	MYR	990,963		252,308	7,392	0

30	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026		$542,733	BRL	2,857,728	$8,968	$0
	04/2026		6,793	CNH	46,639	0	(21)
	04/2026		12,495	COP	46,467,376	141	0
	04/2026		170	HUF	58,272	5	0
	04/2026		2,334	IDR	39,426,561	0	(11)
	04/2026		24,654	MXN	454,618	696	0
	04/2026		523	PLN	1,950	2	0
	04/2026		5,734	SGD	7,284	0	(68)
	04/2026		9,864	THB	323,683	0	(39)
	06/2026	IDR	119,870,677		$7,110	62	0
	06/2026	MXN	45,650		2,562	30	0
	06/2026	THB	323,108		9,864	7	0
	06/2026		$268,572	BRL	1,423,695	2,681	0
	06/2026		12,462	IDR	210,894,937	0	(62)
	06/2026		23,174	MXN	402,633	0	(847)
	07/2026	BRL	445,300		$82,637	0	(1,594)
	07/2026	COP	47,531,291		12,495	0	(134)
	07/2026		$57,075	BRL	306,568	914	0
	07/2026		910	KZT	492,719	81	0

JPM	04/2026	BRL	212,400		$40,694	0	(311)
	04/2026	CAD	2,700		1,996	55	0
	04/2026	CNH	33,616		4,867	0	(14)
	04/2026	EUR	32,899	RON	168,130	48	0
	04/2026		24,815		$28,564	0	(119)
	04/2026	HKD	305,932		39,131	76	0
	04/2026	INR	152,669		1,652	38	0
	04/2026	KRW	3,309,059		2,247	46	0
	04/2026	PLN	88,568		24,136	316	(38)
	04/2026	RON	182,430	EUR	35,694	0	(51)
	04/2026	SGD	302,212		$239,805	4,749	0
	04/2026	THB	1,133,881		35,718	1,289	0
	04/2026		$40,207	BRL	212,400	798	0
	04/2026		886,534	CNH	6,134,556	4,127	0
	04/2026		418	CZK	8,923	2	0
	04/2026		852	HUF	284,224	2	0
	04/2026		26	INR	2,425	0	(1)
	04/2026		9,178	MXN	169,094	254	0
	04/2026		4,000	NOK	38,325	0	(41)
	04/2026		7,370	NZD	12,610	0	(123)
	04/2026		1,143	SGD	1,475	4	0
	04/2026		7,819	THB	242,229	0	(464)
	04/2026		1,859	ZAR	31,581	5	0
	04/2026	ZAR	420,692		$24,742	16	(103)
	05/2026	AUD	57,164		39,177	0	(248)
	05/2026	CNH	6,119,573		886,534	0	(4,148)
	05/2026	DKK	1,050,130		161,438	0	(1,241)
	05/2026	EUR	6,104	RON	31,315	16	0
	05/2026	JPY	4,146		$26	0	0
	05/2026	RON	31,273	EUR	6,104	0	(7)
	05/2026	SGD	1,471		$1,143	0	(4)
	05/2026		$197,349	DKK	1,279,268	828	0
	06/2026	IDR	226,332		$13	0	0
	06/2026	ILS	42,588		13,785	211	0
	06/2026	MXN	278,571		15,528	81	0
	06/2026	THB	1,076,139		32,813	0	(18)
	06/2026		$122	IDR	2,058,953	0	(1)
	06/2026		3,345	ILS	10,390	0	(34)
	07/2026	BRL	131,500		$24,307	0	(567)
	08/2026	CZK	235,802	EUR	9,664	114	0
	08/2026		$154	INR	14,400	0	(3)
	10/2026	BRL	90,700		$16,515	0	(272)
	01/2027	DKK	404,291		63,767	425	0

MBC	04/2026	AUD	184,584		127,849	597	(101)
	04/2026	CHF	6,575		8,301	78	0
	04/2026	EUR	1,803	RON	9,251	8	0
	04/2026		143,259		$165,745	312	(152)
	04/2026	GBP	18,021		24,135	283	0
	04/2026	JPY	14,674,945		94,080	1,629	(16)
	04/2026	KRW	21,202,859		14,386	287	0
	04/2026	NOK	26,850		2,756	0	(17)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	SEK	149,365		$15,990	$212	$0
	04/2026	SGD	18,307		14,309	70	0
	04/2026	THB	322,360		10,044	256	0
	04/2026		$11,254	AUD	16,149	0	(112)
	04/2026		13,079	CHF	10,287	0	(214)
	04/2026		41,572	EUR	36,014	55	0
	04/2026		29,177	GBP	21,786	0	(341)
	04/2026		79,997	JPY	12,783,864	577	(23)
	04/2026		7,379	MXN	136,206	214	0
	04/2026		4,412	NOK	42,097	0	(65)
	04/2026		4,796	NZD	8,238	0	(62)
	04/2026		484	RON	2,131	0	(2)
	04/2026		7,461	SGD	9,558	0	(27)
	04/2026		34	THB	1,070	0	(2)
	05/2026	GBP	12,703		$16,768	0	(45)
	05/2026	JPY	11,778,764		73,882	0	(558)
	05/2026	RON	2,133		484	2	0
	05/2026	SGD	4,678		3,648	1	0
	05/2026	THB	3,107,343		100,643	6,071	0
	05/2026		$551	EGP	28,100	0	(58)
	05/2026		16,258	EUR	14,157	130	0
	05/2026		1,121	NOK	10,966	12	0
	06/2026	MXN	32,357		$1,792	0	(2)
	06/2026		$12,890	CNY	88,161	0	(65)
	06/2026		66,477	MXN	1,160,456	0	(2,128)

MYI	04/2026	TWD	77,203		$2,437,225	1,108	0
	04/2026	BRL	55,079		$10,619	0	(14)
	04/2026	CAD	8,366		6,085	71	0
	04/2026	DKK	715,460		102,253	0	(8,410)
	04/2026	INR	1,461		16	0	0
	04/2026	JPY	5,565		36	1	0
	04/2026	MYR	7,465		1,901	56	0
	04/2026	PLN	9,428		2,664	124	0
	04/2026	TWD	6,307,223		198,959	2,074	0
	04/2026		$10,553	BRL	55,079	81	0
	04/2026		184	CZK	3,872	0	(2)
	04/2026		6	PLN	21	0	0
	04/2026		65,778	TWD	2,102,380	51	(192)
	05/2026	CAD	18,914		$13,570	0	(46)
	05/2026		$21,742	BRL	114,222	175	0
	06/2026	IDR	1,757,849		$104	1	0
	06/2026	TWD	2,103,686		65,778	331	0
	06/2026		$10,232	CNY	70,597	34	0
	01/2027		237,561	TWD	7,463,097	0	(5,564)
	01/2027		38,602		1,207,748	0	(1,058)

NGF	04/2026	CNH	3,976,488		$581,046	3,710	0
	04/2026		$2,158	NOK	20,742	0	(15)
	04/2026		63,345	TRY	2,895,670	1,000	0
	05/2026		55,665		2,574,337	0	(65)

RYL	04/2026	CAD	5,726		$4,149	32	0

SCX	04/2026	CNY	25,951		3,755	0	(3)
	04/2026	COP	167,904,108		43,856	0	(1,802)
	04/2026	GBP	11,605		15,555	194	0
	04/2026	JPY	8,925,949		57,218	975	0
	04/2026	KRW	39,208,913		25,683	0	(391)
	04/2026	SGD	23		18	0	0
	04/2026	THB	49,105		1,542	52	0
	04/2026		$841,718	CAD	1,165,359	0	(3,956)
	04/2026		26,057	GBP	19,537	0	(198)
	04/2026		33,876	INR	3,086,273	0	(1,282)
	04/2026		25,683	KRW	39,213,792	391	0
	04/2026		2,827	NZD	4,787	0	(76)
	04/2026		8,959	PLN	32,415	0	(227)
	04/2026		4,550	TWD	145,206	0	(13)
	05/2026	CAD	1,163,756		$841,718	3,934	0
	05/2026		$22,437	CNY	155,489	144	0
	05/2026		3,228	JPY	513,800	19	0
	06/2026	KZT	257,289		$479	0	(48)
	06/2026		$17,028	CNY	116,452	0	(69)

32	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	06/2026		$21,554	IDR	363,403,891	$0	$(188)
	07/2026		11,292	CNY	77,392	0	(18)
	11/2026	NGN	339,675		$210	0	(17)

SOG	04/2026	CNH	7,925,755		1,161,495	10,776	0
	04/2026	EUR	16,438	RON	83,937	16	0
	04/2026		2,518,730		$2,981,391	70,116	0
	04/2026	GBP	6,487	EUR	7,433	6	0
	04/2026	INR	56,850		$603	0	(1)
	04/2026	JPY	49,232,201		316,409	6,197	0
	04/2026	PEN	87,115		24,964	0	(70)
	04/2026	RON	186,762	EUR	36,593	3	(18)
	04/2026		11,959		$2,716	8	0
	04/2026		$6,466	CHF	4,992	0	(222)
	04/2026		2,382	EGP	116,789	0	(269)
	04/2026		3,584,990	EUR	3,107,923	7,304	0
	04/2026		101,176	GBP	76,653	302	(20)
	04/2026		24,942	PEN	87,115	92	0
	04/2026		7,393	RON	32,197	0	(102)
	04/2026		7,197	SEK	68,769	67	0
	05/2026	EUR	3,107,923		$3,590,643	0	(7,124)
	05/2026	GBP	73,580		97,085	0	(301)
	05/2026	SEK	68,657		7,197	0	(67)
	05/2026		$230	CNY	1,594	2	0
	06/2026	ILS	33,870		$10,977	181	0
	06/2026	PEN	241,144		71,622	2,589	0

SSB	04/2026	GBP	479,194		648,632	14,371	0
	04/2026	JPY	57,708		370	7	0
	06/2026	PEN	33,966		9,789	66	0
	09/2026	COP	337,453,348		87,011	0	(1,454)

UAG	04/2026	CAD	2,469		1,797	22	0
	04/2026	KRW	296,040,829		200,938	4,072	0
	04/2026	PLN	40,641		11,045	97	0
	04/2026		$73	CHF	58	0	(1)
	04/2026		859	CZK	18,032	0	(9)
	04/2026		46,094	PLN	166,729	2	(1,183)
	04/2026		3,655	SGD	4,704	4	0
	06/2026	ILS	54,726		$17,706	263	0
	06/2026	MXN	41,266		2,299	11	0
	09/2026	COP	72,956,413		18,873	0	(253)

Total Forward Foreign Currency Contracts						$280,456	$(154,789)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	38,786	$58	$59
	Call - OTC USD versus HKD		7.800	08/24/2026	58,714	82	85
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	34,009	345	101
	Put - OTC USD versus KRW		1,400.000	07/13/2026	7,572	52	24
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	41,977	300	164

BPS	Put - OTC EUR versus CZK	CZK	24.040	08/13/2026	15,897	57	9
	Call - OTC USD versus SGD	SGD	1.315	11/05/2026	205	1	1

GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	9,285	12	14

MBC	Call - OTC USD versus HKD		7.800	08/14/2026	34,122	45	52
	Call - OTC USD versus HKD		7.800	08/24/2026	17,560	26	25
	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	64,900	597	194
	Put - OTC USD versus KRW		1,400.000	07/10/2026	64,900	519	197

MYI	Put - OTC EUR versus CZK	CZK	23.900	06/02/2026	28,386	115	2

Total Purchased Options						$2,209	$927

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	38,786	$(21)	$(15)
	Call - OTC USD versus HKD		7.850	08/24/2026	58,714	(27)	(24)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	34,009	(121)	(27)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	7,572	(17)	(7)
	Put - OTC USD versus SGD	SGD	1.237	11/05/2026	41,977	(300)	(257)

BPS	Put - OTC USD versus SGD		1.237	11/05/2026	205	(2)	(1)

GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	9,285	(4)	(4)

MBC	Call - OTC USD versus HKD		7.850	08/14/2026	34,122	(15)	(14)
	Call - OTC USD versus HKD		7.850	08/24/2026	17,560	(9)	(7)
	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	64,900	(201)	(52)
	Put - OTC USD versus KRW		1,350.000	07/10/2026	64,900	(168)	(53)

						$(885)	$(461)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600%	04/16/2026	17,400	$(57)	$(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	17,400	(56)	(91)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	16,200	(57)	(47)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	16,200	(57)	(45)

							$(227)	$(198)

Total Written Options							$(1,112)	$(659)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)

Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.272%	$22,200	$(741)	$168	$0	$(573)
	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.324	61,300	(2,263)	443	0	(1,820)

							$(3,004)	$611	$0	$(2,393)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(5)		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
										Asset	Liability
DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026		%	$15,742	$0	$86	$86	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(7)
									Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	3,500	$812	$(112)	$700	$0

BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		52,530	11,027	(514)	10,513	0

CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		5,000	1,132	(131)	1,001	0

GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		15,900	3,285	(103)	3,182	0

JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		66,000	14,171	(963)	13,208	0

							$30,427	$(1,823)	$28,604	$0

34	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

CROSS-CURRENCY SWAPS

Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
									Asset	Liability
CBK	Floating rate equal to 1-Day JPY-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	$38,474	JPY6,078,800	$103	$15	$118	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	669,022	100,353,300	8,564	(47)	8,517	0

FAR	Floating rate equal to 1-Day JPY-SOFR less 0.450% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	03/17/2032	444,887	70,292,200	2,086	169	2,255	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	154,931	22,750,000	651	144	795	0

GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	593,871	92,050,000	383	(274)	109	0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.323% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/22/2045	165,634	GBP123,405	(154)	(142)	0	(296)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	15,306	JPY2,250,000	17	3	20	0

							$11,650	$(132)	$11,814	$(296)

INTEREST RATE SWAPS

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BOA	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/17/2032	CNY	400,800	$(508)	$66	$0	$(442)

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		2,883,260	(3,612)	431	0	(3,181)

CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		140,600	(126)	(29)	0	(155)

JPM	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		3,388,330	(3,071)	(667)	0	(3,738)

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/17/2032		1,278,570	(803)	(607)	0	(1,410)

								$(8,120)	$(806)	$0	$(8,926)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
BPS	Receive	iBoxx USD Liquid Investment Grade Index	7,051	3.621% (SOFR plus a specified spread)	Maturity	09/21/2026	$2,400	$0	$(2)	$0	$(2)
	Receive	iBoxx USD Liquid Investment Grade Index	676,692	1.236% (SOFR plus a specified spread)	Maturity	09/21/2026	229,500	0	(1,015)	0	(1,015)
	Receive	iBoxx USD Liquid Investment Grade Index	11,201	3.629% (SOFR plus a specified spread)	Maturity	09/21/2026	3,800	0	(16)	0	(16)
	Receive	iBoxx USD Liquid Investment Grade Index	24,309	3.629% (SOFR plus a specified spread)	Maturity	09/21/2026	8,300	0	29	29	0

CBK	Receive	SIBCSORA Index	N/A	0.822	Semi-Annual	08/26/2026	1,550	0	30	30	0

								$0	$(974)	$59	$(1,033)

Total Swap Agreements								$30,953	$(3,038)	$40,563	$(12,648)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(10)
AZD	$16,674	$0	$0	$16,674	$(5,986)	$0	$0	$(5,986)	$10,688	$(14,740)	$(4,052)
BOA	2,780	433	700	3,913	(1,571)	(330)	(442)	(2,343)	1,570	(3,330)	(1,760)
BPS	19,853	10	10,542	30,405	(21,060)	(1)	(4,214)	(25,275)	5,130	(5,930)	(800)
BRC	4,186	0	0	4,186	(10,305)	0	0	(10,305)	(6,119)	6,022	(97)
BSH	3,080	0	0	3,080	(11,363)	0	0	(11,363)	(8,283)	7,183	(1,100)
CBK	15,570	0	9,666	25,236	(20,237)	0	(155)	(20,392)	4,844	3,934	8,778
DUB	5,365	0	86	5,451	(6,693)	0	0	(6,693)	(1,242)	774	(468)
FAR	36,279	0	3,050	39,329	(5,398)	0	0	(5,398)	33,931	(36,380)	(2,449)
GLM	21,243	14	129	21,386	(25,630)	(202)	(296)	(26,128)	(4,742)	8,081	3,339
GST	0	0	3,182	3,182	0	0	0	0	3,182	(3,240)	(58)
JPM	13,500	0	13,208	26,708	(7,808)	0	(3,738)	(11,546)	15,162	(18,273)	(3,111)
MBC	10,794	468	0	11,262	(3,990)	(126)	0	(4,116)	7,146	(9,080)	(1,934)
MYC	0	0	0	0	0	0	(2,393)	(2,393)	(2,393)	2,587	194
MYI	4,107	2	0	4,109	(15,286)	0	0	(15,286)	(11,177)	10,191	(986)
NGF	4,710	0	0	4,710	(80)	0	0	(80)	4,630	(7,052)	(2,422)
RYL	32	0	0	32	0	0	0	0	32	0	32
SCX	5,709	0	0	5,709	(8,288)	0	(1,410)	(9,698)	(3,989)	3,991	2
SOG	97,659	0	0	97,659	(8,194)	0	0	(8,194)	89,465	(120,300)	(30,835)
SSB	14,444	0	0	14,444	(1,454)	0	0	(1,454)	12,990	(15,595)	(2,605)
UAG	4,471	0	0	4,471	(1,446)	0	0	(1,446)	3,025	(4,560)	(1,535)

Total Over the Counter	$280,456	$927	$40,563	$321,946	$(154,789)	$(659)	$(12,648)	$(168,096)

(p)

Securities with an aggregate market value of $42,762 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

36	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(10)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statement of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$33,268	$33,268
Swap Agreements	0	3,444	0	0	62,120	65,564

	$0	$3,444	$0	$0	$95,388	$98,832

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$280,456	$0	$280,456
Purchased Options	0	0	0	927	0	927
Swap Agreements	0	28,690	0	11,814	59	40,563

	$0	$28,690	$0	$293,197	$59	$321,946

	$0	$32,134	$0	$293,197	$95,447	$420,778

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$377	$377
Futures	0	0	0	0	17,985	17,985
Swap Agreements	0	6,046	0	0	21,710	27,756

	$0	$6,046	$0	$0	$40,072	$46,118

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$154,789	$0	$154,789
Written Options	0	0	0	461	198	659
Swap Agreements	0	2,393	0	296	9,959	12,648

	$0	$2,393	$0	$155,546	$10,157	$168,096

	$0	$8,439	$0	$155,546	$50,229	$214,214

The effect of Financial Derivative Instruments on the Statement of Operations for the year ended March 31, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$8,077	$8,077
Futures	0	0	0	0	106,763	106,763
Swap Agreements	0	8,616	0	0	(34,767)	(26,151)

	$0	$8,616	$0	$0	$80,073	$88,689

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(447,129)	$0	$(447,129)
Purchased Options	0	0	0	(419)	(4,702)	(5,121)
Written Options	0	0	0	5,288	19,962	25,250
Swap Agreements	0	3,278	0	5,223	(19,317)	(10,816)

	$0	$3,278	$0	$(437,037)	$(4,057)	$(437,816)

	$0	$11,894	$0	$(437,037)	$76,016	$(349,127)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(44)	$(44)
Futures	0	0	0	0	(84,866)	(84,866)
Swap Agreements	0	177	0	0	(218,580)	(218,403)

	$0	$177	$0	$0	$(303,490)	$(303,313)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$207,460	$0	$207,460
Purchased Options	0	0	0	(96)	(3,053)	(3,149)
Written Options	0	0	0	403	888	1,291
Swap Agreements	0	(2,711)	0	208	8,546	6,043

	$0	$(2,711)	$0	$207,975	$6,381	$211,645

	$0	$(2,534)	$0	$207,975	$(297,109)	$(91,668)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$3,616	$0	$3,616
Australia
Corporate Bonds & Notes	0	35,262	0	35,262
Non-Agency Mortgage-Backed Securities	0	0	175,593	175,593
Sovereign Issues	0	579,578	0	579,578
Belgium
Corporate Bonds & Notes	0	8,180	0	8,180
Bermuda
Asset-Backed Securities	0	22,699	0	22,699
Brazil
Sovereign Issues	0	365,811	0	365,811
Bulgaria
Sovereign Issues	0	36,271	0	36,271
Canada
Corporate Bonds & Notes	0	94,450	0	94,450
Non-Agency Mortgage-Backed Securities	0	13,847	0	13,847
Sovereign Issues	0	673,741	0	673,741
Cayman Islands
Asset-Backed Securities	0	280,722	76,694	357,416
Corporate Bonds & Notes	0	49,531	7,795	57,326
Sovereign Issues	0	9,822	0	9,822
Chile
Sovereign Issues	0	15,402	0	15,402
China
Sovereign Issues	0	1,496,069	0	1,496,069
Colombia
Sovereign Issues	0	247,789	0	247,789
Costa Rica
Sovereign Issues	0	43,579	0	43,579
Denmark
Corporate Bonds & Notes	0	160,096	0	160,096
Egypt
Sovereign Issues	0	16,328	0	16,328
France
Corporate Bonds & Notes	0	122,735	0	122,735
Sovereign Issues	0	580,006	0	580,006
Germany
Corporate Bonds & Notes	0	25,920	0	25,920
Hungary
Sovereign Issues	0	5,660	0	5,660

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Ireland
Asset-Backed Securities	$0	$547,533	$0	$547,533
Loan Participations and Assignments	0	0	40,035	40,035
Non-Agency Mortgage-Backed Securities	0	14,516	0	14,516
Israel
Sovereign Issues	0	156,031	0	156,031
Italy
Corporate Bonds & Notes	0	49,141	0	49,141
Sovereign Issues	0	254,093	0	254,093
Japan
Corporate Bonds & Notes	0	108,686	0	108,686
Sovereign Issues	0	721,757	0	721,757
Jersey, Channel Islands
Asset-Backed Securities	0	65,279	0	65,279
Corporate Bonds & Notes	0	0	18,757	18,757
Kazakhstan
Sovereign Issues	0	8,252	0	8,252
Kuwait
Sovereign Issues	0	88,616	0	88,616
Luxembourg
Corporate Bonds & Notes	0	1,474	0	1,474
Loan Participations and Assignments	0	0	13,259	13,259
Sovereign Issues	0	96,121	0	96,121
Malaysia
Corporate Bonds & Notes	0	9,464	0	9,464
Sovereign Issues	0	249,499	0	249,499
Mexico
Sovereign Issues	0	4,782	0	4,782
Netherlands
Asset-Backed Securities	0	19,869	0	19,869
Corporate Bonds & Notes	0	15,417	0	15,417
New Zealand
Sovereign Issues	0	151	0	151
Nigeria
Loan Participations and Assignments	0	10,465	0	10,465
Norway
Sovereign Issues	0	13,946	0	13,946
Peru
Sovereign Issues	0	273,988	0	273,988
Poland
Sovereign Issues	0	23,918	0	23,918
Qatar
Corporate Bonds & Notes	0	13,137	0	13,137

38	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Romania
Sovereign Issues	$0	$111,384	$0	$111,384
Saudi Arabia
Corporate Bonds & Notes	0	11,914	0	11,914
Sovereign Issues	0	231,348	0	231,348
Serbia
Loan Participations and Assignments	0	0	22,385	22,385
Singapore
Asset-Backed Securities	0	0	13,400	13,400
Slovakia
Corporate Bonds & Notes	0	20,986	0	20,986
South Africa
Sovereign Issues	0	299,118	0	299,118
South Korea
Sovereign Issues	0	317,357	0	317,357
Spain
Sovereign Issues	0	670,736	0	670,736
Supranational
Corporate Bonds & Notes	0	10,113	0	10,113
Sovereign Issues	0	257,662	0	257,662
Switzerland
Corporate Bonds & Notes	0	57,485	0	57,485
Thailand
Sovereign Issues	0	191,968	0	191,968
United Arab Emirates
Corporate Bonds & Notes	0	64,748	0	64,748
United Kingdom
Asset-Backed Securities	0	8,315	0	8,315
Corporate Bonds & Notes	0	381,570	0	381,570
Loan Participations and Assignments	0	0	24,998	24,998
Non-Agency Mortgage-Backed Securities	0	279,931	0	279,931
Sovereign Issues	0	681,594	0	681,594
United States
Asset-Backed Securities	0	432,944	105,051	537,995
Corporate Bonds & Notes	0	1,207,804	0	1,207,804
Loan Participations and Assignments	0	0	18,946	18,946
Municipal Bonds & Notes	0	22,513	0	22,513
Non-Agency Mortgage-Backed Securities	0	614,271	36,529	650,800

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Sovereign Issues	$0	$2,881	$0	$2,881
U.S. Government Agencies	0	7,000,352	0	7,000,352
U.S. Treasury Obligations	0	1,334,199	0	1,334,199
Short-Term Instruments
Commercial Paper	6,889	294,003	0	300,892
Mutual Funds	11,535	0	0	11,535
Repurchase Agreements	0	30,380	0	30,380
Egypt Treasury Bills	0	238	0	238
Nigeria Treasury Bills	0	49,897	0	49,897
U.S. Treasury Bills	0	44,385	0	44,385

	$18,424	$22,263,345	$553,442	$22,835,211

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,198,028	$0	$0	$1,198,028

Total Investments	$1,216,452	$22,263,345	$553,442	$24,033,239

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,236,275)	$0	$(3,236,275)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	23,242	69,091	0	92,333
Over the counter	0	321,860	86	321,946

	$23,242	$390,951	$86	$414,279

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17,851)	(27,795)	0	(45,646)
Over the counter	0	(168,096)	0	(168,096)

	$(17,851)	$(195,891)	$0	$(213,742)

Total Financial Derivative Instruments	$5,391	$195,060	$86	$200,537

Totals	$1,221,843	$19,220,197	$553,528	$20,997,501

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Investments in Securities, at Value
Australia
Non-Agency Mortgage- Backed Securities	$0	$166,405	$0	$0	$0	$9,188	$0	$0	$175,593	$9,188
Cayman Islands
Asset-Backed Securities	0	76,562	0	4	0	128	0	0	76,694	128
Corporate Bonds & Notes	0	7,838	0	0	0	(43)	0	0	7,795	(43)
Ireland
Asset-Backed Securities	32,226	0	(3,812)	0	265	1,981	0	(30,660)	0	0
Loan Participations and Assignments	37,338	0	0	41	0	2,656	0	0	40,035	2,656
Jersey, Channel Islands
Corporate Bonds & Notes	0	19,000	0	0	0	(243)	0	0	18,757	(244)
Luxembourg
Loan Participations and Assignments	0	13,228	0	7	0	24	0	0	13,259	24

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Schedule of Investments	PIMCO International Bond Fund (U.S. Dollar-Hedged)	(Cont.)

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases(1)	Net Sales/ Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(2)
Serbia(3)
Loan Participations and Assignments	$49,785	$0	$(32,334)	$14	$4,654	$266	$0	$0	$22,385	$1,194
Singapore
Asset-Backed Securities	0	13,400	0	0	0	0	0	0	13,400	0
United Kingdom
Loan Participations and Assignments	3,372	25,025	(3,638)	0	403	(164)	0	0	24,998	(28)
United States
Asset-Backed Securities	68,994	88,449	(51,582)	22	(114)	(718)	0	0	105,051	(796)
Loan Participations and Assignments	12,801	11,912	(5,600)	0	0	(167)	0	0	18,946	(167)
Non-Agency Mortgage- Backed Securities	37,238	0	(1,701)	65	84	843	0	0	36,529	850

	$241,754	$421,819	$(98,667)	$153	$5,292	$13,751	$0	$(30,660)	$553,442	$12,762

Financial Derivative Instruments - Assets
Over the counter	$431	$0	$(168)	$0	$0	$(177)	$0	$0	$86	$(177)

Totals	$242,185	$421,819	$(98,835)	$153	$5,292	$13,574	$0	$(30,660)	$553,528	$12,585

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Australia
Non-Agency Mortgage- Backed Securities	$175,593	Recent Transaction	Purchase Price	100.000	—
Cayman Islands
Asset-Backed Securities	76,694	Proxy pricing	Base Price	89.281-97.704	96.774
Corporate Bonds & Notes	7,795	Discounted Cash Flow	Discount Rate	6.918	—
Ireland
Loan Participations and Assignments	40,035	Discounted Cash Flow	Discount Rate	4.744	—
Jersey, Channel Islands
Corporate Bonds & Notes	18,757	Discounted Cash Flow	Discount Rate	5.173	—
Luxembourg
Loan Participations and Assignments	13,259	Discounted Cash Flow	Discount Rate	4.840	—
Serbia
Loan Participations and Assignments	22,385	Discounted Cash Flow	Discount Rate	4.220	—
Singapore
Asset-Backed Securities	13,400	Discounted Cash Flow	Discount Rate	5.328	—
United Kingdom
Loan Participations and Assignments	3,600	Discounted Cash Flow	Discount Rate	6.790	—
	21,398	Recent Transaction	Purchase Price	96.000-100.000	99.739
United States
Asset-Backed Securities	22,322	Discounted Cash Flow	Discount Rate	6.810-25.000	7.212
	74,033	Proxy pricing	Base Price	99.939-99.988	99.960
	8,696	Recent transaction	Purchase price	100.000	—
Loan Participations and Assignments	11,086	Discounted Cash Flow	Discount Rate	4.270-5.770	5.288
	7,860	Recent Transaction	Purchase Price	100.000	—

40	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)	See Accompanying Notes

March 31, 2026

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Non-Agency Mortgage- Backed Securities	36,529	Discounted Cash Flow	Discount Rate	5.525-7.318	5.965

Financial Derivative Instruments - Assets
Over the counter	86	Indicative Market Quotation	Broker Quote	0.191	—

Total	$553,528

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Country updated from Luxemburg to Serbia since prior fiscal year end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, I-2, I-3, Administrative Class, Class A, Class C and Class R shares of the PIMCO International Bond Fund (U.S. Dollar-Hedged) (the “Fund”) offered by the Trust. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Fund.

Hereinafter, the Board of Trustees of the Fund shall be collectively referred to as the “Board.”

The Fund operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent Statement of Additional Information, act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Fund is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statement of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statement of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statement of Operations. Income or short-term capital gain distributions received from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

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(b) Foreign Taxes The Fund may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statement of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Fund does not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statement of Operations. The Fund may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statement of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statement of Operations.

(d) Multi-Class Operations Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets.

Realized and unrealized capital gains (losses) are allocated daily based on the relative net assets of each class of the Fund. Class specific expenses, where applicable, currently include supervisory and administrative and distribution and servicing fees. Under certain circumstances, the per share net asset value (“NAV”) of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(e) Distributions to Shareholders Distributions from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than annually. Net short-term capital gains may be paid more frequently. The Fund may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on the Fund’s annual financial statements presented under U.S. GAAP.

Separately, if the Fund determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Fund will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, the Fund determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between the Fund’s daily internal accounting records and practices, the Fund’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, the Fund’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate

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Notes to Financial Statements	(Cont.)

swap contracts. Accordingly, among other consequences, it is possible that the Fund may not issue a Section 19 Notice in situations where the Fund’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at the Fund’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statement of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statement of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(f) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15,

2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of the Fund’s shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or

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other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which the Fund may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Fund

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Notes to Financial Statements	(Cont.)

could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold. The Fund’s use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in the Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use

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similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or

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Notes to Financial Statements	(Cont.)

less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The tables below show the Fund’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$730,445	$22,644	$0	$0	$14,292	$767,381	$22,654	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$10,958	$7,054,579	$(6,634,901)	$(37)	$48	$430,647	$7,138	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b) Investments in Securities

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund’s investment policies.

Delayed-Delivery Transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery transactions are outstanding, the Fund will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon

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maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by the Fund. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Fund may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Fund may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, the Fund may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statement of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statement of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Fund may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans,

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Notes to Financial Statements	(Cont.)

including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and the Fund’s prospectus and statement of additional information (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that the Fund may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date).

Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Fund as of March 31, 2026, as applicable, are disclosed in the Notes to Schedule of Investments.

Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government

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sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where the Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statement of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Fund to post collateral in connection with its TBA transactions. There is no similar requirement applicable to the Fund’s TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Fund and impose added operational complexity.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. Transactions to purchase or sell securities on a when-issued basis involve a commitment by the Fund to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Fund may enter into the borrowings and other financing transactions described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on the Fund’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by the Fund. The location of these instruments in the Fund’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Fund purchases an underlying debt obligation (collateral)subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Fund or counterparty at any time. The underlying securities for all repurchase agreements are held by a Fund’s custodian or designated subcustodians (in the case of tri-party repurchase agreements) and in certain instances will remain in custody with the counterparty. Traditionally, a Fund has used bilateral repurchase agreements wherein the underlying securities will be held by a Fund’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for the receipt of collateral, which may result in interest expense to a Fund.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by the Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the Statement of Assets and Liabilities. The Fund

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Notes to Financial Statements	(Cont.)

will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. The Fund will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which the Fund sells a security that it does not own in anticipation that the market price of that security will decline. The Fund may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of the Fund, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When the Fund makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statement of Assets and Liabilities. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to the Fund. A short sale is “against the box” if the Fund holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. The Fund will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” The Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, each Fund of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each

Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program. A lending fund may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing fund may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Fund did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Fund may enter into the financial derivative instruments described below to the extent permitted by the Fund’s investment policies.

The following disclosures contain information on how and why the Fund uses financial derivative instruments, and how financial derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statement of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedule of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedule of Investments, serve as indicators of the volume of financial derivative activity for the Fund.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by the

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Fund as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be posted or collected by the Fund (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statement of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. The Fund may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included as an asset on the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

(d) Swap Agreements are bilaterally negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). The Fund may enter into asset, credit default, cross-currency, interest rate, total return, variance

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Notes to Financial Statements	(Cont.)

and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a component of net change in unrealized appreciation (depreciation) on the Statement of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statement of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statement of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gain (loss) on the Statement of Operations.

For purposes of applying certain of the Fund’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by the Fund at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of the Fund’s investment policies and restrictions, the Fund will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of the Fund’s other investment policies and restrictions. For example, the Fund may value credit default swaps at full exposure value for purposes of the Fund’s credit quality guidelines (if any) because such value in general better reflects the Fund’s actual economic exposure during the term of the credit default swap agreement. As a result, the Fund may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in the Fund’s prospectus. In this context, both the notional amount and the market value may be positive or negative depending on whether the Fund is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by the Fund for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

To the extent the Fund has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

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If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedule of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Notes to Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Cross-Currency Swap Agreements are entered into to gain or mitigate exposure to currency risk. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payable/receivable. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the

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Notes to Financial Statements	(Cont.)

inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

Interest Rate Swap Agreements may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Fund holds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are listed below. Please see “Description of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that the Fund has invested in, the Fund may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that the Fund could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by the Fund may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

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Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Fund’s shares may be constrained by the liquidity of the Fund’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Fund could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Fund to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Fund. The Fund’s use of derivatives or other similar investments may result in losses to the Fund, a reduction in the Fund’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Fund’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. The Fund may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Fund’s guidelines), which generally carry higher levels of the foregoing risks.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

China Risk is the risk of investing in securities and instruments economically tied to the People’s Republic of China (excluding Hong Kong, Macau and Taiwan for the purpose of this disclosure) (“PRC”). These investments subject the Fund to certain of the risks of investing in foreign (non-U.S.) securities and emerging market securities, as well as other risks including, without limitation, erratic growth, the unavailability of reliable economic or financial data, dependence on exports and international trade, asset price volatility, potential shortage of liquidity and limited accessibility by foreign (non-U.S.) investors (including as a result of sanctions), fluctuations in currency exchange rates, currency devaluation, the relatively small size and absence of operating history of many PRC companies, and the developing nature of the legal and regulatory framework for securities markets, custody arrangements and commerce.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

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Notes to Financial Statements	(Cont.)

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a “diversified” portfolio might be. Funds that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are “diversified.”

Leveraging Risk is the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Fund to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Fund’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Fund and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Fund will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to the Fund.

Turnover Risk is the risk that high levels of portfolio turnover may increase transaction costs and taxes and may lower investment performance.

(b) Other Risks

In general, the Fund may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks.

Please see the Fund’s prospectus and Statement of Additional Information for a more detailed description of the risks of investing in the Fund. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact the Fund’s performance.

Market Disruptions Risk The Fund is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause the Fund to lose value. These events can also impair the technology and other operational systems upon which the Fund’s service providers, including PIMCO as the Fund’s investment adviser, rely, and could otherwise disrupt the Fund’s service providers’ ability to fulfill their obligations to the Fund.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could limit or preclude the Fund’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect fund expenses and the value of fund investments in unpredictable ways. Furthermore, volatile financial markets can expose the Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Fund. The value of the Fund’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which the Fund invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way the Fund is regulated, affect the expenses incurred directly by the Fund and the value of its investments, and limit and/or

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preclude the Fund’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Fund has become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, the Fund, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties, market participants or issuers of securities that are held by the Fund may adversely affect PIMCO or the Fund, including by causing losses or impairing PIMCO’s or the Fund’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause the Fund to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to the Fund and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with the Fund’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Fund and its shareholders may suffer losses as a result of a cyber security breach related to the Fund, its service providers, trading counterparties or the issuers in which the Fund invests.

8. MASTER NETTING ARRANGEMENTS

The Fund may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statement of Assets and Liabilities generally presents derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statement of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things,

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Notes to Financial Statements	(Cont.)

initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedule of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States, counterparty risk may be reduced as creditors of an FCM cannot have a claim to Fund assets in the segregated account. FCM customers, such as the Fund, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedule of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Fund with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Fund may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Fund is required by regulation to post additional collateral beyond coverage of daily exposure, it could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedule of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fee and Supervisory and Administrative Fees for all classes, as applicable, are charged at the annual rate as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Investment Advisory Fee	Supervisory and Administrative Fee
All Classes	Institutional Class	I-2	I-3		Administrative Class	Class A	Class C	Class R
0.25%	0.25%	0.35%	0.45%	(1)	0.25%	0.40%	0.40%	0.40%

(1)	PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund.

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(c) Distribution and Servicing Fees PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

The Trust has adopted separate Distribution and Servicing Plans with respect to the Class A, Class C and Class R shares of the Trust pursuant to Rule 12b-1 under the Act. In connection with the distribution of Class C and Class R shares of the Trust, the Distributor receives distribution fees from the Trust of up to 0.75% for Class C shares and 0.25% for Class R shares, and in connection with personal services rendered to Class A, Class C and Class R shareholders and the maintenance of such shareholder accounts, the Distributor receives servicing fees from the Trust of up to 0.25% for each of Class A, Class C and Class R shares (percentages reflect annual rates of the average daily net assets attributable to the applicable class).

The Trust has adopted a Distribution and Servicing Plan with respect to the Administrative Class shares of the Fund pursuant to Rule 12b-1 under the Act (the “Administrative Class Plan”). Under the terms of the Administrative Class Plan, the Fund may compensate the Distributor for providing, or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to Administrative Class shares. The Administrative Class Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the average daily net assets attributable to the Administrative Class shares.

The Trust paid distribution and servicing fees at effective rates as noted in the following table (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

	Allowable Rate

	Distribution Fee	Servicing Fee

Class A	—	0.25%

Class C	0.75%	0.25%

Class R	0.25%	0.25%

	Distribution and/ or Servicing Fee

Administrative Class	0.25%

The Distributor also received the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the PIMCO Short Asset Investment Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A and Class C shares, except for the PIMCO Government Money Market Fund and the PIMCO Short Asset Investment Fund. For the period ended March 31, 2026, the Distributor retained $3,699,123 representing commissions (sales charges) and contingent deferred sales charges, net of any commission adjustments payable by the Distributor to broker-dealers, from the Trust.

(d) Fund Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Fund, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by the Fund, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence-related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Fund, and any other expenses which are capitalized in accordance with generally accepted accounting principles; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multi-Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class.

(e) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for the Fund is reflected on the Statement of Operations as Trustee fees.

(f) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of the Fund’s Supervisory and Administrative Fee, or reimburse the Fund, to the extent that the Fund’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.0049% (the “Expense Limit”) (calculated as a percentage of the Fund’s average daily net assets attributable to each class). The Expense

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Notes to Financial Statements	(Cont.)

Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by the Fund of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. As of March 31, 2026, there were no recoverable amounts.

Pursuant to a Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive its supervisory and administrative fee for I-3 shares by 0.05% of the average daily net assets attributable to I-3 shares of the Fund. This Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to the Expense Limitation Agreement and Fee Waiver Agreement, waiver amounts are reflected on the Statement of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31, 2026, the amount waived and/or reimbursed was $109,413.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statement of Assets and Liabilities.

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by the Fund. Frequent and active trading of the Fund’s portfolio holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Fund’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales

$123,759,961	$124,522,006	$9,217,158	$5,825,907

†	A zero balance may reflect actual amounts rounding to less than one thousand.

62	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

March 31, 2026

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount

Receipts for shares sold

Institutional Class	545,044	$5,368,554	298,421	$2,952,397

I-2	229,608	2,275,224	140,644	1,393,024

I-3	11,690	115,834	11,733	116,068

Administrative Class	742	7,357	1,207	11,947

Class A	16,995	168,423	18,080	179,063

Class C	81	806	185	1,826

Class R	937	9,297	1,283	12,673
Issued as reinvestment of distributions

Institutional Class	37,398	370,723	50,165	497,094

I-2	7,619	75,529	5,578	55,279

I-3	879	8,718	1,054	10,444

Administrative Class	179	1,770	273	2,702

Class A	1,757	17,419	2,496	24,730

Class C	40	392	72	716

Class R	185	1,838	250	2,481
Cost of shares redeemed

Institutional Class	(323,623)	$(3,200,559)	(323,515)	$(3,196,962)

I-2	(134,721)	(1,336,707)	(101,993)	(1,009,287)

I-3	(14,305)	(141,695)	(7,845)	(77,646)

Administrative Class	(1,797)	(17,811)	(2,189)	(21,663)

Class A	(24,174)	(239,582)	(23,701)	(234,470)

Class C	(437)	(4,337)	(915)	(9,061)

Class R	(1,036)	(10,274)	(1,974)	(19,480)

Net increase (decrease) resulting from Fund share transactions	353,061	$3,470,919	69,309	$691,875

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, three persons owned of record or beneficially 10% or more of the Fund’s total outstanding shares, comprising 50% of the Fund.

14. REGULATORY AND LITIGATION MATTERS

The Fund is not named as a defendant in any material litigation or arbitration proceedings and is not aware of any material litigation or claim pending or threatened against it.

The foregoing speaks only as of the date of this report.

15. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Fund’s tax positions for all open tax years. As of March 31, 2026, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Notes to Financial Statements	(Cont.)	March 31, 2026

of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. For the annual period covered by this report, the fund did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Fund files U.S. federal, state and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late-Year Loss Deferral - Capital(5)	Qualified Late-Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO International Bond Fund (U.S. Dollar-Hedged)	$72,826	$0	$(1,052,652)	$(16,781)	$(249,912)	$0	$0	$(1,246,519)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, constructive sales, hyperinflationary investments, and short positions.

(3)	Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for distributions payable at fiscal year-end.
(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Fund elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a fund is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Fund had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO International Bond Fund (U.S. Dollar-Hedged)	$126,701	$123,211

†	A zero balance may reflect actual amounts rounding to less than one thousand.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	$21,557,754	$844,282	$(1,904,412)	$(1,060,130)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, sale/buyback transactions, passive foreign investment companies (PFICs), interest accrued on defaulted securities, constructive sales, hyperinflationary investments, and short positions.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Fund made the following tax basis distributions (amounts in thousands†):

	March 31, 2026			March 31, 2025

	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO International Bond Fund (U.S. Dollar-Hedged)	$658,331	$0	$0	$689,465	$96,721	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

64	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO International Bond Fund (U.S. Dollar-Hedged)

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PIMCO International Bond Fund (U.S. Dollar-Hedged) (one of the funds constituting PIMCO Funds, referred to hereafter as the “Fund”) as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the five years in the period ended March 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc

BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.

CBK	Citibank N.A.	MYC	Morgan Stanley Bank, N.A.	UAG	UBS AG Stamford

DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	NOK	Norwegian Krone

BRL	Brazilian Real	HUF	Hungarian Forint	NZD	New Zealand Dollar

CAD	Canadian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol

CHF	Swiss Franc	ILS	Israeli Shekel	PLN	Polish Zloty

CLP	Chilean Peso	INR	Indian Rupee	RON	Romanian New Leu

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona

CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar

COP	Colombian Peso	KWD	Kuwaiti Dinar	THB	Thai Baht

CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira

DKK	Danish Krone	MXN	Mexican Peso	TWD	Taiwanese Dollar

EGP	Egyptian Pound	MYR	Malaysian Ringgit	USD (or $)	United States Dollar

EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

Bobl	Bundesobligation, the German word for federal government bond	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)

CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	THOR	Thai Overnight Baht Repurchase Rate

CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate	TSFR3M	Term SOFR 3-Month

CPI	Consumer Price Index	SOFRINDX	Secured Overnight Financing Rate Index

Other Abbreviations:

ABS	Asset-Backed Security	EURIBOR	Euro Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate

ALT	Alternate Loan Trust	JSC	Joint Stock Company	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate

BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	NIBOR	Norwegian Interbank Offered Rate	TBD	To-Be-Determined

CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBD%	Interest rate to be determined when loan settles or at the time of funding

DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate

66	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the fund estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO International Bond Fund (U.S. Dollar-Hedged)
Institutional Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0326	$0.0000	$0.0000	$0.0326

November 2025	$0.0283	$0.0000	$0.0000	$0.0283

December 2025	$0.0336	$0.0000	$0.0000	$0.0336

January 2026	$0.0305	$0.0000	$0.0000	$0.0305

February 2026	$0.0296	$0.0000	$0.0000	$0.0296

March 2026	$0.0356	$0.0000	$0.0000	$0.0356

I-2	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0318	$0.0000	$0.0000	$0.0318

November 2025	$0.0275	$0.0000	$0.0000	$0.0275

December 2025	$0.0327	$0.0000	$0.0000	$0.0327

January 2026	$0.0297	$0.0000	$0.0000	$0.0297

February 2026	$0.0289	$0.0000	$0.0000	$0.0289

March 2026	$0.0348	$0.0000	$0.0000	$0.0348

I-3	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0314	$0.0000	$0.0000	$0.0314

November 2025	$0.0271	$0.0000	$0.0000	$0.0271

December 2025	$0.0320	$0.0000	$0.0000	$0.0320

January 2026	$0.0292	$0.0000	$0.0000	$0.0292

February 2026	$0.0285	$0.0000	$0.0000	$0.0285

March 2026	$0.0344	$0.0000	$0.0000	$0.0344

Administrative Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0306	$0.0000	$0.0000	$0.0306

November 2025	$0.0264	$0.0000	$0.0000	$0.0264

December 2025	$0.0312	$0.0000	$0.0000	$0.0312

January 2026	$0.0284	$0.0000	$0.0000	$0.0284

February 2026	$0.0277	$0.0000	$0.0000	$0.0277

March 2026	$0.0336	$0.0000	$0.0000	$0.0336

Class A	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0294	$0.0000	$0.0000	$0.0294

November 2025	$0.0252	$0.0000	$0.0000	$0.0252

December 2025	$0.0297	$0.0000	$0.0000	$0.0297

January 2026	$0.0270	$0.0000	$0.0000	$0.0270

February 2026	$0.0266	$0.0000	$0.0000	$0.0266

March 2026	$0.0324	$0.0000	$0.0000	$0.0324

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Distribution Information	(Cont.)	(Unaudited)

Class C	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0234	$0.0000	$0.0000	$0.0234

November 2025	$0.0193	$0.0000	$0.0000	$0.0193

December 2025	$0.0225	$0.0000	$0.0000	$0.0225

January 2026	$0.0205	$0.0000	$0.0000	$0.0205

February 2026	$0.0208	$0.0000	$0.0000	$0.0208

March 2026	$0.0264	$0.0000	$0.0000	$0.0264

Class R	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0274	$0.0000	$0.0000	$0.0274

November 2025	$0.0233	$0.0000	$0.0000	$0.0233

December 2025	$0.0275	$0.0000	$0.0000	$0.0275

January 2026	$0.0249	$0.0000	$0.0000	$0.0249

February 2026	$0.0247	$0.0000	$0.0000	$0.0247

March 2026	$0.0304	$0.0000	$0.0000	$0.0304

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a fund distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund net income, yield, earnings or investment performance.

68	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a fund’s dividend distribution that qualifies under tax law. The percentage of the following Fund’s fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘‘qualified dividend income’‘ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Fund intends to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Fund intends to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO International Bond Fund (U.S. Dollar-Hedged)	0.00%	0.00%	$211,286	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

70	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

72	PIMCO INTERNATIONAL BOND FUND (U.S. DOLLAR-HEDGED)

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Fund listed on the Report cover.

PIMS0770FSTMAR_033126

PIMCO FUNDS

Annual Financial and Other Information

March 31, 2026

Private Account Portfolio Series

PIMCO ABS and Short-Term Investments Portfolio

PIMCO EM Bond and Short-Term Investments Portfolio

PIMCO High Yield and Short-Term Investments Portfolio

PIMCO Investment Grade Credit Bond Portfolio

PIMCO Long Duration Credit Bond Portfolio

PIMCO Low Duration Portfolio

PIMCO Moderate Duration Portfolio

PIMCO Mortgage and Short-Term Investments Portfolio

PIMCO Municipal Portfolio

PIMCO Real Return Portfolio

PIMCO Sector Fund Series - AM

PIMCO Sector Fund Series - H

PIMCO Sector Fund Series - I

PIMCO Short-Term Portfolio

PIMCO Short-Term Floating NAV Portfolio II

PIMCO U.S. Government and Short-Term Investments Portfolio

PIMCO International Portfolio

PIMCO Short Asset Portfolio

PIMCO Short-Term Floating NAV Portfolio III

(1) Consolidated Schedule of Investments

Important Information About the Portfolios

PIMCO Funds (the “Trust”) is an open-end management investment company that includes the PIMCO ABS and Short-Term Investments Portfolio, PIMCO EM Bond and Short-Term Investments Portfolio, PIMCO High Yield and Short-Term Investments Portfolio, PIMCO Investment Grade Credit Bond Portfolio, PIMCO Long Duration Credit Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage and Short-Term Investments Portfolio, PIMCO Municipal Portfolio, PIMCO Real Return Portfolio, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government and Short-Term Investments Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio, PIMCO Short-Term Floating NAV Portfolio III, PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I (each, a “Portfolio” and collectively, the “Portfolios”).

We believe that bond portfolios have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond portfolios, and fixed income securities and other instruments held by a Portfolio are likely to decrease in value. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). In addition, changes in interest rates can be sudden and unpredictable, and there is no guarantee that Portfolio management will anticipate such movement accurately. The Portfolios may experience losses as a result of movements in interest rates.

Changing interest rates may have unpredictable effects on markets, which may detract from Portfolio performance. The interest rate environment has fluctuated in recent years, moving from historically low interest rates in 2020 and 2021 to high interest rates in 2022 and 2023 as a result of the U.S. Federal Reserve (the “Fed”) raising interest rates multiple times in efforts to combat inflation. Starting in late 2024 and again in 2025, the Fed lowered interest rates. It is uncertain whether rates will remain steady, increase or decrease in the future. As such, the Portfolios may face a heightened level of risk associated with changing interest rates and/or bond yields. This could be driven by a variety of factors, including but not limited to central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for certain types of bonds or bonds generally. Further, while bond markets have steadily grown over the past three decades, dealer inventories of corporate bonds are near historic lows in relation to market size. As a result, there has been a significant reduction in the ability of dealers to “make markets”.

Bond portfolios and individual bonds with a longer duration (a measure used to determine the sensitivity of a security’s price to changes in interest rates) tend to be more sensitive to changes in interest rates, usually making them more volatile than portfolios or securities with shorter durations. All of the factors mentioned above, individually or collectively, could lead to increased volatility and/or lower liquidity in the fixed income markets, or negatively impact a Portfolio’s performance or cause a Portfolio to incur losses. As a result, a Portfolio may experience increased shareholder redemptions, which, among other things, could further reduce the net assets of a Portfolio.

The Portfolios may be subject to various risks as described in each Portfolio’s offering memorandum and in the Principal and Other Risks note in the Notes to Financial Statements.

Classifications of the Portfolios’ portfolio holdings in this report are made according to financial reporting standards. The classification of a particular portfolio holding as shown in the Schedule of Investments sections of this report may differ from the classification used for a Portfolio’s compliance calculations, including those used in a Portfolio’s offering memorandum, investment objectives, regulatory and other investment limitations and policies, which may be based on different asset class, sector or geographical classifications. All Portfolios are separately monitored for compliance with respect to offering memorandum and regulatory requirements.

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

In February 2022, Russia launched an invasion of Ukraine. As a result, Russia and other countries, persons and entities that provided material aid to Russia’s aggression against Ukraine, have been the subject of economic sanctions and import and export controls imposed by countries throughout the world, including the United States. Such measures, including the United States’ enforcement of sanctions or other similar measures on various Russian entities and persons, and the Russian government’s response, have had and may continue to have an adverse effect on the Russian, Belarusian and other securities, instruments and economies, which may, in turn, negatively impact a Portfolio. The extent, duration and impact of Russia’s military action in Ukraine, related sanctions and retaliatory actions are difficult to ascertain, but could be significant and have severe adverse effects on the region, including significant adverse effects on the regional, European and global economies and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. Further, a Portfolio may have investments in securities and instruments that are economically tied to the region and may have been negatively impacted by the sanctions

2	PRIVATE ACCOUNT PORTFOLIO SERIES

and counter-sanctions by Russia, including declines in value and reductions in liquidity. The sanctions may cause a Portfolio to sell portfolio holdings at a disadvantageous time or price or to continue to hold investments that a Portfolio may no longer seek to hold. In addition, the armed conflict among the United States, Israel, and Iran has caused, and could continue to cause, significant market disruptions and volatility. The conflict has had a particular negative impact on oil and gas markets, which could have a broader adverse effect on many sectors of the global economy in the future.

The United States’ enforcement of restrictions on U.S. investments in certain issuers and tariffs on goods from certain other countries has contributed to and may continue to contribute to international trade tensions and may impact portfolio securities. The U.S. government has indicated an intent to alter its approach to international trade policy, including in some cases renegotiating, modifying or terminating certain bilateral or multi-lateral trade arrangements with foreign countries, and it has proposed to take and/or taken related actions, including the imposition of or stated potential imposition of a broad range of tariffs. The imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response) could lead to, for example, price volatility, reduced market sentiment, and changes in inflation expectations. These and other geopolitical events may contribute to increased instability in the U.S. and global economies and markets, which may have an adverse effect on the performance of the Portfolios and their investments.

Increased volatility in the U.S. and global markets could be harmful to the Portfolios, issuers in which they invest and other market participants and Portfolio service providers. For example, if a bank at which a Portfolio or issuer has an account fails, any cash or other assets in bank or custody accounts, which may be substantial in size, could be temporarily inaccessible or permanently lost by the Portfolio or issuer. If a bank that provides a subscription line credit facility, asset-based facility, other credit facility and/or other services to an issuer or to a fund fails, the issuer or fund could be unable to draw funds under its credit facilities or obtain replacement credit facilities or other services from other lending institutions with similar terms.

Issuers in which a Portfolio may invest can be affected by volatility in the banking sector. Even if banks used by issuers in which the Portfolios invest remain solvent, volatility in the banking sector could contribute to, cause or intensify an economic recession, increase the costs of capital and banking services or result in the issuers being unable to obtain or refinance indebtedness at all or on as favorable terms as could otherwise have been obtained. Potential impacts to the Portfolios and issuers resulting from volatility in the banking sector and accompanying market conditions and potential legislative or regulatory responses are uncertain. Such conditions and responses, as well as a changing interest rate environment, can contribute to decreased market liquidity and erode the value of certain holdings. Market volatility and uncertainty and/or a downturn in market and economic and financial conditions, as a result of developments in the banking sector or otherwise (including as a result of delayed access to cash or credit facilities), could have an adverse impact on the Portfolios and issuers in which they invest.

The following table discloses the inception dates of each Portfolio along with each Portfolio’s diversification status as of period end:

Portfolio Name	Portfolio Inception	Diversification Status
PIMCO ABS and Short-Term Investments Portfolio	10/31/00	Diversified
PIMCO EM Bond and Short-Term Investments Portfolio	04/03/98	Non-diversified
PIMCO High Yield and Short-Term Investments Portfolio	12/08/00	Diversified
PIMCO Investment Grade Credit Bond Portfolio	01/26/00	Diversified
PIMCO Long Duration Credit Bond Portfolio	12/22/08	Diversified
PIMCO Low Duration Portfolio	05/31/12	Diversified
PIMCO Moderate Duration Portfolio	07/31/12	Diversified
PIMCO Mortgage and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO Municipal Portfolio	08/21/00	Diversified
PIMCO Real Return Portfolio	04/28/00	Diversified
PIMCO Sector Fund Series - AM	07/19/24	Non-diversified
PIMCO Sector Fund Series - H	02/22/24	Non-diversified
PIMCO Sector Fund Series - I	06/02/22	Diversified
PIMCO Short-Term Portfolio	04/20/00	Diversified
PIMCO Short-Term Floating NAV Portfolio II	06/09/09	Diversified
PIMCO U.S. Government and Short-Term Investments Portfolio	01/31/00	Diversified
PIMCO International Portfolio	12/13/89	Non-diversified
PIMCO Short Asset Portfolio	05/01/17	Diversified
PIMCO Short-Term Floating NAV Portfolio III	03/12/12	Diversified

An investment in a Portfolio is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in a Portfolio.

The Trustees are responsible generally for overseeing the management of the Trust. The Trustees authorize the Trust to enter into service agreements with the Adviser, the Distributor, the Administrator and other service providers in order to provide, and in some cases authorize service providers to procure through other parties, necessary or desirable services on behalf of the Trust and the Portfolios. Shareholders are not parties to or third-party beneficiaries of such service agreements. Neither a Portfolio’s offering memorandum nor offering memorandum supplement, any contracts filed as exhibits to the Trust’s registration statement, nor any other communications, disclosure documents or regulatory filings (including this report) from or on behalf of the Trust or a Portfolio creates a contract between or among any shareholder of a Portfolio, on the one hand, and the Trust,

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	3

Important Information About the Portfolios	(Cont.)

a Portfolio, a service provider to the Trust or a Portfolio, and/or the Trustees or officers of the Trust, on the other hand. The Trustees (or the Trust and its officers, service providers or other delegates acting under authority of the Trustees) may amend the most recent offering memorandum or use a new offering memorandum or offering memorandum supplement with respect to a Portfolio or the Trust, and/or amend, file and/or issue any other communications, disclosure documents or regulatory filings, and may amend or enter into any contracts to which the Trust or a Portfolio is a party, and interpret the investment objective(s), policies, restrictions and contractual provisions applicable to any Portfolio, without shareholder input or approval, except in circumstances in which shareholder approval is specifically required by law (such as changes to fundamental investment policies) or where a shareholder approval requirement is specifically disclosed in the Trust’s then-current offering memorandum or offering memorandum supplement.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by the Trust as the policies and procedures that PIMCO will use when voting proxies on behalf of the Portfolios. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Portfolio, and information about how each Portfolio voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at (888) 87-PIMCO and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Portfolios file portfolio holdings information with the SEC on Form N-PORT within 60 days of the end of each fiscal quarter. The Portfolios’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and will be made available, upon request, by calling PIMCO at (888) 87-PIMCO. In August 2024, the SEC adopted amendments to Form N-PORT requiring funds to file Form N-PORT reports on a monthly basis and within 30 days of month end, with each report being made public 60 days after month end. On April 16, 2025, the SEC extended the compliance date for Form N-PORT amendments and fund groups with $1 billion or more in net assets will be required to comply with the amendments for reports filed on or after November 17, 2027. On February 18, 2026, the SEC extended the compliance date for Form N-PORT reporting requirements related to the Names Rule to November 17, 2027 for fund groups with net assets of $10 billion or more.

Daily updates on the net asset value of a Portfolio may be obtained by calling (888) 87-PIMCO.

Paper copies of the Portfolios’ shareholder reports are required to be provided free of charge by the Portfolio or financial intermediary upon request.

In September 2023, the SEC adopted amendments to Rule 35d-1 under the Investment Company Act of 1940, as amended, the rule governing fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective on December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

A supplement was filed on May 21, 2025 to provide notification of changes to the principal investment strategies of the PIMCO Sector Fund Series - AM. As of May 21, 2025, the second sentence in the second paragraph of the principal investment strategies of PIMCO Sector Fund Series - AM was deleted and replaced with the following: In addition, the Portfolio may invest up to 10% of its total assets in investment grade securities rated below Aaa by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by PIMCO to be of comparable quality, subject to a minimum rating of Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality; provided that, for the avoidance of doubt, investments in securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises are not subject to this limit.

4	PRIVATE ACCOUNT PORTFOLIO SERIES

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ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	5

Financial Highlights

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO ABS and Short-Term Investments Portfolio

03/31/2026	$11.83	$0.62	$0.11	$0.73	$(0.67)	$0.00	$0.00	$(0.67)

03/31/2025	11.65	0.68	0.19	0.87	(0.69)	0.00	0.00	(0.69)

03/31/2024	11.50	0.65	0.14	0.79	(0.64)	0.00	0.00	(0.64)

03/31/2023	12.14	0.49	(0.63)	(0.14)	(0.50)	0.00	0.00	(0.50)

03/31/2022	12.60	0.36	(0.45)	(0.09)	(0.33)	(0.04)	0.00	(0.37)

PIMCO EM Bond and Short-Term Investments Portfolio

03/31/2026	$9.70	$0.60	$0.31	$0.91	$(1.05)	$0.00	$0.00	$(1.05)

03/31/2025	8.88	0.51	0.42	0.93	(0.11)	0.00	0.00	(0.11)

03/31/2024	8.61	0.46	0.28	0.74	(0.47)	0.00	0.00	(0.47)

03/31/2023	9.14	0.37	(0.40)	(0.03)	(0.50)	0.00	0.00	(0.50)

03/31/2022	9.92	0.32	(0.70)	(0.38)	(0.40)	0.00	0.00	(0.40)

PIMCO High Yield and Short-Term Investments Portfolio

03/31/2026	$7.16	$0.49	$0.08	$0.57	$(0.71)	$0.00	$0.00	$(0.71)

03/31/2025	6.96	0.50	0.08	0.58	(0.38)	0.00	0.00	(0.38)

03/31/2024	6.88	0.51	0.16	0.67	(0.53)	(0.06)	0.00	(0.59)

03/31/2023	7.83	0.43	(0.83)	(0.40)	(0.55)	0.00	0.00	(0.55)

03/31/2022	7.60	0.38	0.26	0.64	(0.41)	0.00	0.00	(0.41)

PIMCO Investment Grade Credit Bond Portfolio

03/31/2026	$9.06	$0.43	$0.04	$0.47	$(0.45)	$0.00	$0.00	$(0.45)

03/31/2025	8.90	0.42	0.20	0.62	(0.46)	0.00	0.00	(0.46)

03/31/2024	8.67	0.37	0.21	0.58	(0.35)	0.00	0.00	(0.35)

03/31/2023	9.12	0.30	(0.43)	(0.13)	(0.30)	(0.02)	0.00	(0.32)

03/31/2022	9.78	0.27	(0.60)	(0.33)	(0.28)	(0.05)	0.00	(0.33)

PIMCO Long Duration Credit Bond Portfolio

03/31/2026	$9.42	$0.49	$(0.04)	$0.45	$(0.51)	$0.00	$0.00	$(0.51)

03/31/2025	9.49	0.47	(0.04)	0.43	(0.50)	0.00	0.00	(0.50)

03/31/2024	9.59	0.43	(0.08)	0.35	(0.45)	0.00	0.00	(0.45)

03/31/2023	11.26	0.46	(1.56)	(1.10)	(0.48)	(0.09)	0.00	(0.57)

03/31/2022	12.42	0.52	(0.89)	(0.37)	(0.59)	(0.20)	0.00	(0.79)

PIMCO Low Duration Portfolio

03/31/2026	$9.55	$0.42	$0.03	$0.45	$(0.38)	$0.00	$0.00	$(0.38)

03/31/2025	9.47	0.46	0.13	0.59	(0.51)	0.00	0.00	(0.51)

03/31/2024	9.49	0.44	(0.01)	0.43	(0.45)	0.00	0.00	(0.45)

03/31/2023	9.69	0.28	(0.23)	0.05	(0.25)	0.00	0.00	(0.25)

03/31/2022	10.04	0.09	(0.34)	(0.25)	(0.08)	(0.02)	0.00	(0.10)

PIMCO Moderate Duration Portfolio

03/31/2026	$9.06	$0.41	$0.08	$0.49	$(0.41)	$0.00	$0.00	$(0.41)

03/31/2025	8.92	0.41	0.14	0.55	(0.41)	0.00	0.00	(0.41)

03/31/2024	9.03	0.38	(0.10)	0.28	(0.39)	0.00	0.00	(0.39)

03/31/2023	9.54	0.26	(0.53)	(0.27)	(0.24)	0.00	0.00	(0.24)

03/31/2022	10.18	0.15	(0.59)	(0.44)	(0.16)	(0.04)	0.00	(0.20)

PIMCO Mortgage and Short-Term Investments Portfolio

03/31/2026	$7.86	$0.33	$0.25	$0.58	$(0.37)	$0.00	$0.00	$(0.37)

03/31/2025	7.93	0.35	(0.02)	0.33	(0.40)	0.00	0.00	(0.40)

03/31/2024	8.24	0.34	(0.26)	0.08	(0.39)	0.00	0.00	(0.39)

03/31/2023	9.75	0.31	(1.40)	(1.09)	(0.42)	0.00	0.00	(0.42)

03/31/2022	11.00	0.28	(1.15)	(0.87)	(0.38)	0.00	0.00	(0.38)

6	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense and Dividends on Securities Sold Short	Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$11.89	6.30%	$8,670,254	0.06%	0.06%	0.05%	0.05%	5.16%	677%

11.83	7.68	7,419,457	0.10	0.10	0.05	0.05	5.81	683

11.65	7.07	5,637,981	0.22	0.22	0.05	0.05	5.65	567

11.50	(1.15)	4,269,304	0.09	0.09	0.05	0.05	4.17	382

12.14	(0.76)	4,915,605	0.05	0.05	0.05	0.05	2.88	433

$9.56	9.93%	$488,090	0.19%	0.19%	0.12%	0.12%	6.21%	35%

9.70	10.52	432,926	0.24	0.24	0.12	0.12	5.61	16

8.88	8.79	465,137	0.16	0.16	0.12	0.12	5.30	10

8.61	(0.20)	423,236	0.15	0.15	0.12	0.12	4.21	14

9.14	(3.96)	488,117	0.12	0.12	0.12	0.12	3.30	23

$7.02	8.07%	$149,633	0.10%	0.10%	0.05%	0.05%	6.78%	59%

7.16	8.50	142,730	0.09	0.09	0.05	0.05	7.09	61

6.96	10.08	154,524	0.06	0.06	0.05	0.05	7.38	97

6.88	(5.04)	170,349	0.10	0.10	0.05	0.05	6.02	17

7.83	8.41	518,756	0.12	0.12	0.05	0.05	4.69	53

$9.08	5.21%	$2,616,778	0.29%	0.29%	0.05%	0.05%	4.70%	187%

9.06	7.12	2,468,007	0.17	0.17	0.05	0.05	4.70	221

8.90	6.85	3,470,318	0.07	0.07	0.05	0.05	4.29	158

8.67	(1.42)	3,250,613	0.06	0.06	0.05	0.05	3.43	114

9.12	(3.59)	4,774,312	0.05	0.05	0.05	0.05	2.72	58

$9.36	4.78%	$28,474,384	0.51%	0.51%	0.05%	0.05%	5.11%	247%

9.42	4.63	26,365,712	0.79	0.79	0.05	0.05	4.89	333

9.49	3.73	25,606,564	0.91	0.91	0.05	0.05	4.63	171

9.59	(9.64)	26,091,834	0.54	0.54	0.05	0.05	4.73	76

11.26	(3.69)	28,855,611	0.06	0.06	0.05	0.05	4.08	66

$9.62	4.78%	$2,383,455	0.05%	0.05%	0.05%	0.05%	4.38%	84%

9.55	6.30	2,216,829	0.05	0.05	0.05	0.05	4.79	92

9.47	4.66	2,083,810	0.05	0.05	0.05	0.05	4.63	73

9.49	0.51	2,207,295	0.06	0.06	0.05	0.05	2.94	119

9.69	(2.60)	1,999,224	0.05	0.05	0.05	0.05	0.85	143

$9.14	5.51%	$3,676,785	0.06%	0.06%	0.05%	0.05%	4.42%	267%

9.06	6.33	3,427,861	0.06	0.06	0.05	0.05	4.55	239

8.92	3.17	3,183,864	0.06	0.06	0.05	0.05	4.33	396

9.03	(2.78)	3,197,253	0.06	0.06	0.05	0.05	2.80	530

9.54	(4.45)	3,553,079	0.05	0.05	0.05	0.05	1.45	370

$8.07	7.46%	$1,234,750	0.15%	0.15%	0.05%	0.05%	4.11%	1,452%

7.86	4.32	1,112,104	0.30	0.30	0.05	0.05	4.41	1,758

7.93	1.03	1,399,256	0.52	0.52	0.05	0.05	4.31	1,483

8.24	(11.12)	1,368,313	0.62	0.62	0.05	0.05	3.62	1,297

9.75	(8.17)	1,406,044	0.06	0.06	0.05	0.05	2.61	966

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	7

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Municipal Portfolio

03/31/2026	$5.96	$0.25	$0.02	$0.27	$(0.32)	$0.00	$0.00	$(0.32)

03/31/2025	6.10	0.24	(0.18)	0.06	(0.20)	0.00	0.00	(0.20)

03/31/2024	6.09	0.23	0.01	0.24	(0.23)	0.00	0.00	(0.23)

03/31/2023	6.48	0.23	(0.40)	(0.17)	(0.22)	0.00	0.00	(0.22)

03/31/2022	6.97	0.21	(0.48)	(0.27)	(0.20)	(0.02)	0.00	(0.22)

PIMCO Real Return Portfolio

03/31/2026	$12.29	$0.51	$(0.26)	$0.25	$(0.60)	$0.00	$0.00	$(0.60)

03/31/2025	11.88	0.52	0.33	0.85	(0.44)	0.00	0.00	(0.44)

03/31/2024	12.70	0.39	(0.79)	(0.40)	(0.42)	0.00	0.00	(0.42)

03/31/2023~	17.04	1.04	(3.15)	(2.11)	(1.57)	(0.66)	0.00	(2.23)

03/31/2022~	23.88	2.19	0.12	2.31	(1.89)	(7.26)	0.00	(9.15)

PIMCO Sector Fund Series – AM

Institutional Class

03/31/2026	$10.10	$0.53	$0.11	$0.64	$(0.49)	$0.00	$0.00	$(0.49)

07/19/2024 - 03/31/2025	10.00	0.37	0.05	0.42	(0.24)	(0.08)	0.00	(0.32)

PIMCO Sector Fund Series – H

03/31/2026	$10.18	$0.64	$0.10	$0.74	$(0.56)	$(0.01)	$0.00	$(0.57)

03/31/2025	10.10	0.66	0.11	0.77	(0.66)	(0.03)	0.00	(0.69)

02/22/2024 - 03/31/2024	10.00	0.07	0.03	0.10	0.00	0.00	0.00	0.00

PIMCO Sector Fund Series – I

03/31/2026	$9.97	$0.52	$0.05	$0.57	$(0.52)	$(0.09)	$0.00	$(0.61)

03/31/2025	9.85	0.52	0.11	0.63	(0.46)	(0.05)	0.00	(0.51)

03/31/2024	9.74	0.52	(0.02)	0.50	(0.39)	0.00	0.00	(0.39)

06/02/2022 - 03/31/2023	10.00	0.37	(0.39)	(0.02)	(0.24)	0.00	0.00	(0.24)

PIMCO Short-Term Portfolio

03/31/2026	$8.99	$0.43	$1.69	$2.12	$(0.59)	$0.00	$0.00	$(0.59)

03/31/2025	8.90	0.46	0.24	0.70	(0.61)	0.00	0.00	(0.61)

03/31/2024	8.75	0.39	0.33	0.72	(0.57)	0.00	0.00	(0.57)

03/31/2023	9.11	0.27	(0.32)	(0.05)	(0.31)	0.00	0.00	(0.31)

03/31/2022	9.43	0.19	(0.33)	(0.14)	(0.18)	0.00	0.00	(0.18)

PIMCO Short-Term Floating NAV Portfolio II

03/31/2026	$10.02	$0.42	$0.00	$0.42	$(0.42)	$0.00	$0.00	$(0.42)

03/31/2025	10.01	0.50	0.01	0.51	(0.50)	0.00	0.00	(0.50)

03/31/2024	10.01	0.53	0.00	0.53	(0.53)	0.00	0.00	(0.53)

03/31/2023	10.01	0.27	0.01	0.28	(0.28)	0.00	0.00	(0.28)

03/31/2022	10.01	0.01	0.00	0.01	(0.01)	0.00	0.00	(0.01)

PIMCO U.S. Government and Short-Term Investments Portfolio

03/31/2026	$6.32	$0.23	$0.01	$0.24	$(0.24)	$0.00	$0.00	$(0.24)

03/31/2025	6.25	0.21	0.09	0.30	(0.23)	0.00	0.00	(0.23)

03/31/2024	6.70	0.18	(0.45)	(0.27)	(0.18)	0.00	0.00	(0.18)

03/31/2023	8.21	0.17	(1.50)	(1.33)	(0.18)	0.00	0.00	(0.18)

03/31/2022	9.06	0.23	(0.87)	(0.64)	(0.19)	(0.02)	0.00	(0.21)

PIMCO International Portfolio (Consolidated)

03/31/2026	$6.44	$0.23	$(0.11)	$0.12	$(0.74)	$0.00	$0.00	$(0.74)

03/31/2025	6.13	0.22	0.26	0.48	(0.17)	0.00	0.00	(0.17)

03/31/2024	5.79	0.29	0.05	0.34	0.00	0.00	0.00	0.00

03/31/2023	5.64	0.14	0.15	0.29	(0.14)	0.00	0.00	(0.14)

03/31/2022	5.67	0.02	(0.05)	(0.03)	0.00	0.00	0.00	0.00

PIMCO Short Asset Portfolio (Consolidated)

03/31/2026	$9.79	$0.44	$0.04	$0.48	$(0.42)	$0.00	$(0.04)	$(0.46)

03/31/2025	9.74	0.47	0.09	0.56	(0.46)	0.00	(0.05)	(0.51)

03/31/2024	9.60	0.48	0.18	0.66	(0.45)	0.00	(0.07)	(0.52)

03/31/2023	9.86	0.26	(0.02)	0.24	(0.49)	0.00	(0.01)	(0.50)

03/31/2022	10.03	0.09	(0.16)	(0.07)	(0.10)	0.00	0.00	(0.10)

8	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense and Dividends on Securities Sold Short	Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$5.91	4.57%	$106,382	0.05%	0.05%	0.05%	0.05%	4.25%	20%

5.96	0.97	100,378	0.05	0.05	0.05	0.05	4.00	9

6.10	4.08	119,336	0.05	0.05	0.05	0.05	3.87	35

6.09	(2.45)	111,612	0.05	0.05	0.05	0.05	3.68	21

6.48	(3.94)	136,326	0.05	0.05	0.05	0.05	3.00	12

$11.94	2.07%	$487,899	3.49%	3.49%	0.05%	0.05%	4.17%	19%

12.29	7.29	462,085	4.14	4.14	0.05	0.05	4.39	33

11.88	(3.15)	362,090	4.33	4.33	0.05	0.05	3.31	13

12.70	(12.70)	156,177	2.69	2.69	0.05	0.05	7.74	102

17.04	8.35	57,769	0.11	0.11	0.05	0.05	9.91	34

$10.25	6.46%	$54,521	0.32%	0.37%	0.00%	0.05%	5.22%	971%

10.10	4.26	51,208	1.28 *	1.33 *	0.00 *	0.05 *	5.25 *	906

$10.35	7.35%	$111,973	0.08%	0.13%	0.00%	0.05%	6.10%	42%

10.18	7.80	35,605	0.10	0.15	0.00	0.05	6.45	33

10.10	1.00	33,028	0.06 *	0.11 *	0.00 *	0.05 *	6.26 *	3

$9.93	5.79%	$3,182,313	0.62%	0.67%	0.00%	0.05%	5.14%	158%

9.97	6.50	2,834,233	0.61	0.66	0.00	0.05	5.20	218

9.85	5.24	1,251,571	0.29	0.34	0.00	0.05	5.40	81

9.74	(0.14)	150,411	0.01 *	0.06 *	0.00 *	0.05 *	4.66 *	36

$10.52	24.61%	$208,505	0.06%	0.06%	0.05%	0.05%	4.63%	689%

8.99	8.07	172,846	0.17	0.17	0.05	0.05	5.07	765

8.90	8.44	198,558	0.68	0.68	0.05	0.05	4.43	784

8.75	(0.52)	215,073	0.25	0.25	0.05	0.05	3.01	626

9.11	(1.50)	345,957	0.05	0.05	0.05	0.05	1.99	604

$10.02	4.22%	$10,760,036	0.06%	0.06%	0.05%	0.05%	4.14%	117%

10.02	5.23	8,439,747	0.06	0.06	0.05	0.05	4.98	112

10.01	5.49	7,428,700	0.06	0.06	0.05	0.05	5.30	110

10.01	2.81	13,096,392	0.08	0.08	0.05	0.05	2.73	68

10.01	0.04	15,196,560	0.05	0.05	0.05	0.05	0.10	96

$6.32	3.89%	$1,258,537	0.11%	0.11%	0.05%	0.05%	3.57%	18%

6.32	5.01	1,166,284	0.39	0.39	0.05	0.05	3.44	15

6.25	(4.07)	1,784,051	0.67	0.67	0.05	0.05	2.96	24

6.70	(16.12)	1,507,329	0.93	0.93	0.05	0.05	2.39	23

8.21	(7.36)	1,961,097	0.06	0.06	0.05	0.05	2.43	10

$5.82	1.73%	$542,322	0.20%	0.20%	0.12%	0.12%	3.71%	86%

6.44	7.94	517,524	0.19	0.19	0.12	0.12	3.56	104

6.13	5.87	574,377	0.14	0.14	0.12	0.12	4.89	6

5.79	5.12	521,621	0.16	0.16	0.12	0.12	2.45	0

5.64	(0.53)	537,322	0.12	0.12	0.12	0.12	0.39	0

$9.81	5.01%	$6,890,609	0.00%	0.00%	0.00%	0.00%	4.46%	49%

9.79	5.93	6,044,808	0.00	0.00	0.00	0.00	4.84	53

9.74	7.04	5,235,359	0.00	0.00	0.00	0.00	4.97	55

9.60	2.48	4,622,405	0.00	0.00	0.00	0.00	2.62	21

9.86	(0.74)	5,423,395	0.00	0.00	0.00	0.00	0.92	112

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	9

Financial Highlights	(Cont.)

		Investment Operations			Less Distributions(c)

Selected Per Share Data for the Year or Period Ended^:	Net Asset Value Beginning of Year or Period(a)	Net Investment Income (Loss)(b)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Net Realized Capital Gains	Tax Basis Return of Capital	Total

PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

03/31/2026	$9.73	$0.40	$0.02	$0.42	$(0.41)	$0.00	$0.00	$(0.41)

03/31/2025	9.73	0.47	0.02	0.49	(0.49)	0.00	0.00	(0.49)

03/31/2024	9.72	0.43	0.10	0.53	(0.52)	0.00	0.00	(0.52)

03/31/2023	9.71	0.24	0.04	0.28	(0.27)	0.00	0.00	(0.27)

03/31/2022	9.86	0.01	0.00	0.01	(0.16)	0.00	0.00	(0.16)
^	A zero balance may reflect actual amounts rounding to less than $0.01 or 0.01%.
~	A one for three reverse share split, effective March 24, 2023, has been retroactively applied.
*	Annualized, except for organizational expense, if any.
(a)

Net asset value includes adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ offering memoranda and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios.

(b)	Per share amounts based on average number of shares outstanding during the year or period.
(c)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions paid is determined at the end of the fiscal year. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(d)

Total return figures include adjustments required by U.S. GAAP. These values, and other performance figures relying on them, such as average annual total return data included in the Portfolios’ offering memoranda and in any shareholder reports, may differ from net asset values and performance reported elsewhere with respect to the Portfolios. Additionally, excludes applicable initial sales charges and contingent deferred sales charges.

10	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

		Ratios/Supplemental Data
			Ratios to Average Net Assets
Net Asset Value End of Year or Period(a)	Total Return(d)	Net Assets End of Year or Period (000s)	Expenses	Expenses Excluding Waivers	Expenses Excluding Interest Expense and Dividends on Securities Sold Short	Expenses Excluding Interest Expense, Dividends on Securities Sold Short and Waivers	Net Investment Income (Loss)	Portfolio Turnover Rate

$9.74	4.34%	$14,858,567	0.00%	0.00%	0.00%	0.00%	4.11%	187%

9.73	5.27	18,102,198	0.00	0.00	0.00	0.00	4.83	118

9.73	5.59	14,627,120	0.00	0.00	0.00	0.00	4.49	104

9.72	2.96	11,460,092	0.00	0.00	0.00	0.00	2.47	74

9.71	0.15	11,834,353	0.00	0.00	0.00	0.00	0.13	51

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	11

Statements of Assets and Liabilities

(Amounts in thousands†, except per share amounts)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio

Assets:

Investments, at value
Investments in securities*	$11,829,048	$452,847	$141,780	$2,649,994	$36,470,901	$2,631,116	$4,376,648
Investments in Affiliates	1,606,888	21,740	608	150,449	12,385	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	5,789	820	108	3,462	74,584	690	1,527
Over the counter	1,643	30,586	15	3	30,490	0	0
Cash	0	0	0	0	0	752	74,116
Deposits with counterparty	5,381	3,550	1,940	107,623	24,650	15,813	7,911
Foreign currency, at value	0	1,298	16	0	20,914	0	0
Receivable for investments sold	3,791	162	405	5,145	2,016,714	10	92
Receivable for investments sold on a delayed-delivery basis	0	0	81	0	120	0	0
Receivable for TBA investments sold	9,675,224	0	0	305,370	7,798,322	309,384	667,029
Receivable for Portfolio shares sold	76,053	17,527	4,188	109,881	88,851	2,554	7,252
Interest and/or dividends receivable	24,651	6,894	2,161	25,350	396,174	9,035	20,891
Dividends receivable from Affiliates	4,923	69	5	512	335	0	0
Reimbursement receivable from PIMCO	5	0	0	2	18	2	2
Total Assets	23,233,396	535,493	151,307	3,357,791	46,934,458	2,969,356	5,155,468

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$4,876	$707	$67,154	$5,329,578	$0	$0
Payable for sale-buyback transactions	0	0	0	0	192,551	0	0
Payable for short sales	111,239	0	0	4,932	0	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	8,459	44	12	259	11,808	339	504
Over the counter	596	17,152	7	164	12,782	0	0
Payable for investments purchased	85,300	8,182	937	111,971	332,566	162,738	362,204
Payable for investments in Affiliates purchased	5,095	71	5	526	337	0	0
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	770	0	0
Payable for TBA investments purchased	14,350,206	0	0	555,838	12,519,589	422,288	1,115,456
Payable for unfunded loan commitments	0	0	0	0	19,172	0	0
Deposits from counterparty	1,856	16,957	0	0	36,183	435	367
Payable for Portfolio shares redeemed	0	0	0	0	2,992	0	0
Distributions payable	0	0	0	0	0	0	0
Overdraft due to custodian	37	0	0	65	111	0	0
Accrued investment advisory fees	141	8	2	42	466	39	61
Accrued supervisory and administrative fees	212	39	4	62	699	59	91
Foreign capital gains tax payable	0	73	0	0	461	0	0
Other liabilities	1	1	0	0	9	3	0
Total Liabilities	14,563,142	47,403	1,674	741,013	18,460,074	585,901	1,478,683

Commitments and Contingent Liabilities^

Net Assets	$8,670,254	$488,090	$149,633	$2,616,778	$28,474,384	$2,383,455	$3,676,785

Net Assets Consist of:

Paid in capital	$8,816,768	$512,358	$194,600	$2,906,876	$33,925,374	$2,440,707	$4,037,144
Distributable earnings (accumulated loss)	(146,514)	(24,268)	(44,967)	(290,098)	(5,450,990)	(57,252)	(360,359)

Net Assets	$8,670,254	$488,090	$149,633	$2,616,778	$28,474,384	$2,383,455	$3,676,785

Shares Issued and Outstanding	729,139	51,070	21,320	288,071	3,041,741	247,735	402,190

Net Asset Value Per Share Outstanding(a):	$11.89	$9.56	$7.02	$9.08	$9.36	$9.62	$9.14

Cost of investments in securities	$12,007,422	$457,919	$142,847	$2,681,771	$39,834,065	$2,624,592	$4,379,099
Cost of investments in Affiliates	$1,606,465	$21,736	$4,486	$150,436	$12,384	$0	$0
Cost of foreign currency held	$0	$1,292	$17	$0	$21,431	$0	$0
Proceeds received on short sales	$111,078	$0	$0	$4,984	$0	$0	$0
Cost or premiums of financial derivative instruments, net	$49,884	$(1,333)	$673	$24,071	$616,801	$1,683	$2,039

* Includes repurchase agreements of:	$0	$0	$0	$0	$0	$475,100	$801,100

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

12	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Sector Fund Series – AM	PIMCO Sector Fund Series – H	PIMCO Sector Fund Series – I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$3,423,338	$95,402	$871,014	$97,523	$91,465	$3,767,502	$297,788	$12,960,722	$1,133,309
40,227	5,768	1,998	6,063	17,882	465	24,603	0	70,528

1,933	0	47	17	161	3,465	191	0	5,642
0	0	2	865	56	5,289	55	0	0
0	0	0	0	0	96	0	13,214	0
19,727	0	904	507	1,792	10,009	3,592	0	1,800
0	0	307	0	25	1,481	0	0	0
3,921	0	111,185	898	226	109,144	46	214	23
0	0	0	0	37	14	0	0	0
5,665,778	0	0	76,509	0	685,245	202,306	0	17,453
48,203	4,151	19,082	0	0	0	0	30,400	48,688
4,283	1,066	2,972	165	1,369	35,566	705	26,697	10,224
67	17	7	16	58	18	76	0	223
1	0	0	2	5	132	0	7	1
9,207,478	106,404	1,007,518	182,565	113,076	4,618,426	529,362	13,031,254	1,287,891

$0	$0	$503,352	$0	$0	$282,532	$0	$0	$0
0	0	0	0	0	52,426	0	0	0
785,011	0	0	5,469	0	0	7,362	0	2,891

2,239	0	22	27	10	587	358	0	3,217
0	0	0	74	13	1,759	0	0	0
1,828	0	16,218	4	995	19,116	2,075	2,216,479	0
5,072	18	7	16	60	18	79	0	230
0	0	0	906	0	65	0	0	0
7,176,152	0	0	121,546	0	1,071,893	310,975	0	14,536
0	0	0	0	20	2,478	0	0	0
2,376	0	0	0	0	3,479	0	54,224	0
0	0	0	0	0	1,629	0	0	8,429
0	0	0	0	0	0	0	44	0
0	0	0	0	0	0	0	0	0
20	2	8	1	2	52	3	188	20
30	2	12	1	3	78	5	282	31
0	0	0	0	0	1	0	1	0
0	0	0	0	0	0	0	0	0
7,972,728	22	519,619	128,044	1,103	1,436,113	320,857	2,271,218	29,354

$1,234,750	$106,382	$487,899	$54,521	$111,973	$3,182,313	$208,505	$10,760,036	$1,258,537

$1,619,088	$116,004	$543,455	$54,168	$112,067	$3,164,637	$266,118	$10,760,290	$2,148,163
(384,338)	(9,622)	(55,556)	353	(94)	17,676	(57,613)	(254)	(889,626)

$1,234,750	$106,382	$487,899	$54,521	$111,973	$3,182,313	$208,505	$10,760,036	$1,258,537

152,920	17,991	40,877	5,321	10,815	320,553	19,815	1,074,347	199,022

$8.07	$5.91	$11.94	$10.25	$10.35	$9.93	$10.52	$10.02	$6.32

$3,527,205	$97,346	$882,190	$97,123	$92,506	$3,775,065	$306,307	$12,961,706	$1,518,209
$40,223	$5,768	$1,998	$6,063	$17,881	$465	$24,598	$0	$70,531
$0	$0	$306	$0	$25	$1,486	$0	$0	$0
$782,347	$0	$0	$5,459	$0	$0	$7,327	$0	$2,885
$1,803	$0	$0	$998	$865	$30,355	$916	$0	$19,991

$0	$0	$0	$0	$0	$0	$0	$10,528,000	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	13

Consolidated Statements of Assets and Liabilities	March 31, 2026

(Amounts in thousands†, except per share amounts)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Assets:

Investments, at value
Investments in securities*	$337,859	$7,137,557	$15,257,483
Investments in Affiliates	172,712	0	0
Financial Derivative Instruments
Exchange-traded or centrally cleared	6,058	4,256	0
Over the counter	6,531	21,289	17,358
Cash	536	7,482	19,983
Deposits with counterparty	18,983	19,968	3,600
Foreign currency, at value	14,741	6,638	1,178
Receivable for investments sold	1,213	3,107	8,888
Receivable for Portfolio shares sold	22,414	0	477,900
Interest and/or dividends receivable	1,441	38,022	58,914
Dividends receivable from Affiliates	441	0	0
Other assets	0	1	1
Total Assets	582,929	7,238,320	15,845,305

Liabilities:

Borrowings & Other Financing Transactions
Payable for reverse repurchase agreements	$0	$198,119	$0
Financial Derivative Instruments
Exchange-traded or centrally cleared	2,646	1,476	0
Over the counter	1,641	2,156	785
Payable for investments purchased	30,254	120,603	921,839
Payable for investments in Affiliates purchased	457	0	0
Deposits from counterparty	5,559	23,615	64,014
Payable for Portfolio shares redeemed	0	1,734	100
Accrued investment advisory fees	9	0	0
Accrued supervisory and administrative fees	41	0	0
Foreign capital gains tax payable	0	8	0
Total Liabilities	40,607	347,711	986,738

Commitments and Contingent Liabilities^

Net Assets	$542,322	$6,890,609	$14,858,567

Net Assets Consist of:

Paid in capital	628,766	7,066,653	14,872,781
Distributable earnings (accumulated loss)	(86,444)	(176,044)	(14,214)

Net Assets	$542,322	$6,890,609	$14,858,567

Shares Issued and Outstanding	93,237	702,076	1,525,737

Net Asset Value Per Share Outstanding(a):	$5.82	$9.81	$9.74

Cost of investments in securities	$364,753	$7,140,385	$15,271,320
Cost of investments in Affiliates	$172,572	$0	$0
Cost of foreign currency held	$14,671	$6,673	$1,193
Cost or premiums of financial derivative instruments, net	$(7,717)	$2,754	$0

* Includes repurchase agreements of:	$133,200	$0	$6,869,027

†	A zero balance may reflect actual amounts rounding to less than one thousand.
^	See Note 9, Fees and Expenses, in the Notes to Financial Statements for more information.
(a)	Includes adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere by the Portfolios.

14	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio

Investment Income:

Interest, net of foreign taxes*	$371,675	$25,137	$9,513	$115,606	$1,507,575	$103,824
Dividends	305	2,014	300	1,860	5,946	86
Dividends from Investments in Affiliates	49,397	1,337	51	4,400	4,903	0
Miscellaneous income	0	0	19	0	294	0
Total Income	421,377	28,488	9,883	121,866	1,518,718	103,910

Expenses:

Investment advisory fees	1,611	89	29	489	5,404	469
Supervisory and administrative fees	2,417	445	43	733	8,105	703
Trustee fees	51	3	1	16	174	15
Interest expense	925	309	66	5,772	124,017	46
Miscellaneous expense	54	2	1	12	132	11
Total Expenses	5,058	848	140	7,022	137,832	1,244
Waiver and/or Reimbursement by PIMCO	(50)	(3)	(1)	(16)	(171)	(15)
Net Expenses	5,008	845	139	7,006	137,661	1,229

Net Investment Income (Loss)	416,369	27,643	9,744	114,860	1,381,057	102,681

Net Realized Gain (Loss):

Investments in securities	69,328	(9,043)	(4,350)	1,562	(437,771)	3,609
Investments in Affiliates	(123)	11	(1)	24	91	0
Exchange-traded or centrally cleared financial derivative instruments	(21,456)	513	527	10,797	442,858	5,411
Over the counter financial derivative instruments	8,257	(6,745)	(246)	2,243	(42,124)	0
Short sales	0	0	1	0	0	0
Foreign currency	0	(902)	8	0	(656)	0

Net Realized Gain (Loss)	56,006	(16,166)	(4,061)	14,626	(37,602)	9,020

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(5,971)	24,020	5,653	12,220	153,300	5,107
Investments in Affiliates	480	4	3	14	4	0
Exchange-traded or centrally cleared financial derivative instruments	29,862	(2,877)	(417)	(19,137)	(278,885)	(8,460)
Over the counter financial derivative instruments	(2,859)	9,385	76	11	26,717	0
Short sales	0	0	0	0	0	0
Foreign currency assets and liabilities	0	(134)	(1)	0	(15,503)	0

Net Change in Unrealized Appreciation (Depreciation)	21,512	30,398	5,314	(6,892)	(114,367)	(3,353)

Net Increase (Decrease) in Net Assets Resulting from Operations	$493,887	$41,875	$10,997	$122,594	$1,229,088	$108,348

* Foreign tax withholdings	$0	$82	$0	$0	$521	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	15

Statements of Operations	(Cont.)

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio	PIMCO Real Return Portfolio	PIMCO Fund Series – AM	PIMCO Sector Fund Series – H

Investment Income:

Interest, net of foreign taxes*	$162,426	$47,932	$4,115	$35,169	$2,830	$4,140
Dividends	0	36	16	29	10	8
Dividends from Investments in Affiliates	0	723	125	98	87	391
Miscellaneous income	0	0	0	0	0	10
Total Income	162,426	48,691	4,256	35,296	2,927	4,549

Expenses:

Investment advisory fees	725	228	20	92	11	15
Supervisory and administrative fees	1,087	342	30	138	16	22
Trustee fees	23	8	1	3	0	0
Interest expense	217	1,170	0	15,843	168	57
Miscellaneous expense	18	12	0	3	0	0
Total Expenses	2,070	1,760	51	16,079	195	94
Waiver and/or Reimbursement by PIMCO	(23)	(7)	(1)	(3)	(26)	(37)
Net Expenses	2,047	1,753	50	16,076	169	57

Net Investment Income (Loss)	160,379	46,938	4,206	19,220	2,758	4,492

Net Realized Gain (Loss):

Investments in securities	16,825	37,141	(575)	(659)	637	339
Investments in Affiliates	0	4	0	(5)	1	1
Exchange-traded or centrally cleared financial derivative instruments	20,257	9,666	0	451	(208)	470
Over the counter financial derivative instruments	0	(271)	0	(4)	(6)	30
Short sales	0	0	0	0	0	0
Foreign currency	0	0	0	20	0	(51)

Net Realized Gain (Loss)	37,082	46,540	(575)	(197)	424	789

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	15,733	1,729	804	(9,479)	(54)	(1,192)
Investments in Affiliates	0	4	(1)	0	0	0
Exchange-traded or centrally cleared financial derivative instruments	(19,353)	(13,719)	0	(235)	278	(404)
Over the counter financial derivative instruments	0	152	0	2	(93)	47
Short sales	0	0	0	0	0	0
Foreign currency assets and liabilities	0	0	0	(1)	0	1

Net Change in Unrealized Appreciation (Depreciation)	(3,620)	(11,834)	803	(9,713)	131	(1,548)

Net Increase (Decrease) in Net Assets Resulting from Operations	$193,841	$81,644	$4,434	$9,310	$3,313	$3,733

* Foreign tax withholdings	$0	$0	$0	$0	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

16	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Sector Fund Series – I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio

$173,400	$7,873	$451,160	$42,223
52	32	0	28
689	712	0	1,277
0	0	0	0
174,141	8,617	451,160	43,528

604	37	2,145	237
907	55	3,217	355
19	1	67	8
18,704	11	1,474	670
5	1	52	9
20,239	105	6,955	1,279
(1,520)	(1)	(66)	(8)
18,719	104	6,889	1,271

155,422	8,513	444,271	42,257

31,776	32,426	2,866	1,250
(51)	2	0	(2)
12,601	1,761	0	61,009
(4,809)	136	0	0
4	0	0	0
(565)	0	0	3

38,956	34,325	2,866	62,260

(29,235)	332	(3,394)	(23,595)
0	7	0	(3)
(3,579)	(619)	0	(35,147)
2,422	48	0	0
47	0	0	0
84	0	0	(3)

(30,261)	(232)	(3,394)	(58,748)

$164,117	$42,606	$443,743	$45,769

$0	$0	$0	$0

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	17

Consolidated Statements of Operations

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Investment Income:

Interest, net of foreign taxes*	$13,955	$267,969	$1,090,861
Dividends	30	0	0
Dividends from Investments in Affiliates	6,334	0	0
Total Income	20,319	267,969	1,090,861

Expenses:

Investment advisory fees	104	0	0
Supervisory and administrative fees	519	0	0
Trustee fees	3	0	0
Interest expense	423	117	0
Miscellaneous expense	3	0	0
Total Expenses	1,052	117	0
Waiver and/or Reimbursement by PIMCO	(3)	0	0
Net Expenses	1,049	117	0

Net Investment Income (Loss)	19,270	267,852	1,090,861

Net Realized Gain (Loss):

Investments in securities	(71)	15,166	64,831
Investments in Affiliates	(36)	0	0
Exchange-traded or centrally cleared financial derivative instruments	13,051	4,490	0
Over the counter financial derivative instruments	(6,464)	(43,925)	(5,694)
Short sales	0	(2,750)	0
Foreign currency	1,790	1,967	4,460

Net Realized Gain (Loss)	8,270	(25,052)	63,597

Net Change in Unrealized Appreciation (Depreciation):

Investments in securities	(19,338)	38,630	(5,014)
Investments in Affiliates	73	0	0
Exchange-traded or centrally cleared financial derivative instruments	(9,765)	1,909	0
Over the counter financial derivative instruments	9,868	11,666	(10,676)
Short sales	0	58	0
Foreign currency assets and liabilities	(225)	(491)	460

Net Change in Unrealized Appreciation (Depreciation)	(19,387)	51,772	(15,230)

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,153	$294,572	$1,139,228

* Foreign tax withholdings	$0	$86	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

18	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statements of Changes in Net Assets

	PIMCO ABS and Short-Term Investments Portfolio		PIMCO EM Bond and Short-Term Investments Portfolio		PIMCO High Yield and Short-Term Investments Portfolio

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$416,369	$386,367	$27,643	$24,524	$9,744	$10,600
Net realized gain (loss)	56,006	64,026	(16,166)	22,383	(4,061)	2,659
Net change in unrealized appreciation (depreciation)	21,512	43,145	30,398	(3,669)	5,314	(1,026)

Net Increase (Decrease) in Net Assets Resulting from Operations	493,887	493,538	41,875	43,238	10,997	12,233

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(449,133)	(392,238)	(48,151)	(5,000)	(13,950)	(7,950)

Total Distributions(a)	(449,133)	(392,238)	(48,151)	(5,000)	(13,950)	(7,950)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	1,206,043	1,680,176	61,440	(70,449)	9,856	(16,077)

Total Increase (Decrease) in Net Assets	1,250,797	1,781,476	55,164	(32,211)	6,903	(11,794)

Net Assets:

Beginning of year	7,419,457	5,637,981	432,926	465,137	142,730	154,524
End of year	$8,670,254	$7,419,457	$488,090	$432,926	$149,633	$142,730

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	19

Statements of Changes in Net Assets	(Cont.)

	PIMCO Investment Grade Credit Bond Portfolio		PIMCO Long Duration Credit Bond Portfolio		PIMCO Low Duration Portfolio

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$114,860	$142,674	$1,381,057	$1,244,007	$102,681	$99,685
Net realized gain (loss)	14,626	(21,488)	(37,602)	(252,684)	9,020	2,289
Net change in unrealized appreciation (depreciation)	(6,892)	89,838	(114,367)	215,999	(3,353)	26,137

Net Increase (Decrease) in Net Assets Resulting from Operations	122,594	211,024	1,229,088	1,207,322	108,348	128,111

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(119,009)	(145,722)	(1,445,118)	(1,325,209)	(92,347)	(109,228)

Total Distributions(a)	(119,009)	(145,722)	(1,445,118)	(1,325,209)	(92,347)	(109,228)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	145,186	(1,067,613)	2,324,702	877,035	150,625	114,136

Total Increase (Decrease) in Net Assets	148,771	(1,002,311)	2,108,672	759,148	166,626	133,019

Net Assets:

Beginning of year	2,468,007	3,470,318	26,365,712	25,606,564	2,216,829	2,083,810
End of year	$2,616,778	$2,468,007	$28,474,384	$26,365,712	$2,383,455	$2,216,829

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

20	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Moderate Duration Portfolio		PIMCO Mortgage and Short-Term Investments Portfolio		PIMCO Municipal Portfolio		PIMCO Real Return Portfolio

Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

$160,379	$145,690	$46,938	$53,541	$4,206	$4,422	$19,220	$19,105
37,082	4,881	46,540	(44,124)	(575)	(523)	(197)	(6,751)
(3,620)	46,445	(11,834)	44,719	803	(2,560)	(9,713)	17,876

193,841	197,016	81,644	54,136	4,434	1,339	9,310	30,230

(162,522)	(145,851)	(52,372)	(59,899)	(5,251)	(3,600)	(22,501)	(15,001)

(162,522)	(145,851)	(52,372)	(59,899)	(5,251)	(3,600)	(22,501)	(15,001)

217,605	192,832	93,374	(281,389)	6,821	(16,697)	39,005	84,766

248,924	243,997	122,646	(287,152)	6,004	(18,958)	25,814	99,995

3,427,861	3,183,864	1,112,104	1,399,256	100,378	119,336	462,085	362,090
$3,676,785	$3,427,861	$1,234,750	$1,112,104	$106,382	$100,378	$487,899	$462,085

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	21

Statements of Changes in Net Assets	(Cont.)

	PIMCO Sector Fund Series – AM		PIMCO Sector Fund Series – H		PIMCO Sector Fund Series – I

(Amounts in thousands†)	Year Ended March 31, 2026	Inception date through March 31, 2025(b)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$2,758	$1,981	$4,492	$2,225	$155,422	$103,867
Net realized gain (loss)	424	(551)	789	296	38,956	19,868
Net change in unrealized appreciation (depreciation)	131	291	(1,548)	56	(30,261)	3,679

Net Increase (Decrease) in Net Assets Resulting from Operations	3,313	1,721	3,733	2,577	164,117	127,414

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(2,518)	(2,163)	(4,372)	(2,310)	(185,776)	(108,540)

Total Distributions(a)	(2,518)	(2,163)	(4,372)	(2,310)	(185,776)	(108,540)

Portfolio Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	2,518	51,650	77,007	2,310	369,739	1,563,788

Total Increase (Decrease) in Net Assets	3,313	51,208	76,368	2,577	348,080	1,582,662

Net Assets:

Beginning of year	51,208	0	35,605	33,028	2,834,233	1,251,571
End of year	$54,521	$51,208	$111,973	$35,605	$3,182,313	$2,834,233

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

(b)	Inception date of the Portfolio was July 19, 2024.

22	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

PIMCO Short-Term Portfolio		PIMCO Short-Term Floating NAV Portfolio II		PIMCO U.S. Government and Short-Term Investments Portfolio

Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

$8,513	$9,257	$444,271	$410,925	$42,257	$48,224
34,325	10,571	2,866	2,768	62,260	(103,776)
(232)	(5,544)	(3,394)	600	(58,748)	150,850

42,606	14,284	443,743	414,293	45,769	95,298

(11,501)	(12,350)	(445,128)	(412,735)	(45,525)	(49,483)

(11,501)	(12,350)	(445,128)	(412,735)	(45,525)	(49,483)

4,554	(27,646)	2,321,674	1,009,489	92,009	(663,582)

35,659	(25,712)	2,320,289	1,011,047	92,253	(617,767)

172,846	198,558	8,439,747	7,428,700	1,166,284	1,784,051
$208,505	$172,846	$10,760,036	$8,439,747	$1,258,537	$1,166,284

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	23

Consolidated Statements of Changes in Net Assets

	PIMCO International Portfolio		PIMCO Short Asset Portfolio		PIMCO Short-Term Floating NAV Portfolio III

(Amounts in thousands†)	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025	Year Ended March 31, 2026	Year Ended March 31, 2025

Increase (Decrease) in Net Assets from:

Operations:

Net investment income (loss)	$19,270	$19,301	$267,852	$268,519	$1,090,861	$753,939
Net realized gain (loss)	8,270	44,093	(25,052)	19,121	63,597	32,883
Net change in unrealized appreciation (depreciation)	(19,387)	(21,399)	51,772	29,823	(15,230)	2,936

Net Increase (Decrease) in Net Assets Resulting from Operations	8,153	41,995	294,572	317,463	1,139,228	789,758

Distributions to Shareholders:

From net investment income and/or net realized capital gains	(60,502)	(14,602)	(254,197)	(263,409)	(1,124,713)	(783,389)
Tax basis return of capital	0	0	(26,403)	(27,196)	0	0

Total Distributions(a)	(60,502)	(14,602)	(280,600)	(290,605)	(1,124,713)	(783,389)

Fund Share Transactions:

Net increase (decrease) resulting from Portfolio share transactions*	77,147	(84,246)	831,829	782,591	(3,258,146)	3,468,709

Total Increase (Decrease) in Net Assets	24,798	(56,853)	845,801	809,449	(3,243,631)	3,475,078

Net Assets:

Beginning of year	517,524	574,377	6,044,808	5,235,359	18,102,198	14,627,120
End of year	$542,322	$517,524	$6,890,609	$6,044,808	$14,858,567	$18,102,198

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*	See Note 13, Shares of Beneficial Interest, in the Notes to Financial Statements.
(a)

The tax characterization of distributions is determined in accordance with Federal income tax regulations. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

24	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Statement of Cash Flows

Year Ended March 31, 2026
(Amounts in thousands†)	PIMCO Real Return Portfolio

Cash Flows Provided by (Used for) Operating Activities:

Net increase (decrease) in net assets resulting from operations	$9,310

Adjustments to Reconcile Net Increase (Decrease) in Net Assets from Operations to Net Cash Provided by (Used for) Operating Activities:

Purchases of long-term securities	(214,810)
Proceeds from sales of long-term securities	158,167
(Purchases) Proceeds from sales of short-term portfolio investments, net	16,845
(Increase) decrease in deposits with counterparty	190
(Increase) decrease in receivable for investments sold	196,297
(Increase) decrease in interest and/or dividends receivable	(819)
(Increase) decrease in dividends receivable from Affiliates	54
Proceeds from (Payments on) exchange-traded or centrally cleared financial derivative instruments	178
Proceeds from (Payments on) over the counter financial derivative instruments	(4)
(Increase) decrease in reimbursement receivable from PIMCO	1
Increase (decrease) in payable for investments purchased	16,164
Increase (decrease) in accrued supervisory and administrative fees	1
Proceeds from (Payments on) foreign currency transactions	19
Net Realized (Gain) Loss
Investments in securities	659
Investments in Affiliates	5
Exchange-traded or centrally cleared financial derivative instruments	(451)
Over the counter financial derivative instruments	4
Foreign currency	(20)
Net Change in Unrealized (Appreciation) Depreciation
Investments in securities	9,479
Exchange-traded or centrally cleared financial derivative instruments	235
Over the counter financial derivative instruments	(2)
Foreign currency assets and liabilities	1
Net amortization (accretion) on investments	(5,612)

Net Cash Provided by (Used for) Operating Activities	185,891

Cash Flows Received from (Used for) Financing Activities:

Proceeds from shares sold	46,740
Payments on shares redeemed	(48,760)
Cash distributions paid*	(558)
Proceeds from reverse repurchase agreements	46,127,367
Payments on reverse repurchase agreements	(46,310,601)
Proceeds from sale-buyback transactions	14,404
Payments on sale-buyback transactions	(14,404)

Net Cash Received from (Used for) Financing Activities	(185,812)

Net Increase (Decrease) in Cash and Foreign Currency	79

Cash and Foreign Currency:

Beginning of year	228
End of year	$307

* Reinvestment of distributions	$21,943

Supplemental Disclosure of Cash Flow Information:

Interest expense paid during the year	$15,310

†	A zero balance may reflect actual amounts rounding to less than one thousand.

A Statement of Cash Flows is presented when the Portfolio has a significant amount of borrowing during the period, based on the average total borrowing outstanding in relation to total assets or when substantially all of the Portfolio’s investments are not classified as Level 1 or 2 in the fair value hierarchy.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	25

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 136.5%

CORPORATE BONDS & NOTES 0.2%

BANKING & FINANCE 0.2%

Ambac Assurance Corp.
5.100% due 12/31/2099 (f)	$43	$57

Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc.
4.024% (US0003M + 0.350%) due 03/22/2038 ~	13,003	12,548

		12,605

INDUSTRIALS 0.0%

Crown Castle Towers LLC
4.241% due 07/15/2048	500	497

CVS Pass-Through Trust
5.880% due 01/10/2028	280	281

Times Square Hotel Trust
8.528% due 08/01/2026	317	317

		1,095

Total Corporate Bonds & Notes (Cost $13,530)		13,700

U.S. GOVERNMENT AGENCIES 60.5%

Federal Home Loan Mortgage Corp.
3.000% due 04/01/2037 - 05/01/2052	15,718	14,111
3.500% due 07/01/2046 - 05/01/2052	445	411
4.000% due 04/01/2039 - 09/01/2052	6,554	6,376
5.000% due 06/01/2053 - 03/01/2055	1,202	1,188
5.500% due 12/01/2052 - 01/01/2056	70,749	71,725
5.733% due 02/01/2035 •	6	6
5.875% due 02/01/2035 •	4	4
5.893% due 11/01/2034 •	5	5
5.903% due 03/01/2034 •	3	3
5.927% due 01/01/2035 •	2	2
5.928% due 02/01/2035 •	2	2
5.937% due 08/01/2031 •	3	3
5.969% due 12/01/2033 •	7	7
5.987% due 01/01/2035 •	3	3
6.000% due 10/01/2054 - 10/01/2055	2,537	2,633
6.020% due 02/01/2036 •	1	1
6.035% due 11/01/2034 •	1	1
6.090% due 09/01/2035 •	2	2
6.106% due 10/01/2034 •	3	3
6.215% due 09/01/2028 •	1	1
6.234% due 01/01/2035 •	1	1
6.262% due 03/01/2032 •	6	6
6.360% due 09/01/2033 •	4	4
6.480% due 04/01/2034 •	2	3
6.500% due 02/01/2054 - 06/01/2055	19,150	19,853
6.617% due 07/01/2037 •	1	1
7.000% due 05/01/2054 - 08/01/2055	27,543	29,065

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.480% due 01/25/2034 ~(a)	85,331	2,277
0.773% due 03/25/2034 ~(a)	66,173	2,857
2.776% due 06/25/2054 ~	1,695	1,652
2.937% due 07/25/2054 ~	47,048	45,711

Federal Home Loan Mortgage Corp. REMICS
4.000% due 10/15/2033	10	10
4.037% due 10/15/2032 •	1	1
4.137% due 12/15/2029 •	2	2
4.237% due 12/15/2031 •	1	1
4.337% due 08/15/2031 •	2	2
4.862% due 12/25/2054 •	1,454	1,467
5.000% due 02/15/2036	65	66
5.500% due 05/15/2036	5	5
7.000% due 06/15/2029	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 01/15/2031	$1	$1

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •	13	13
5.059% due 10/25/2044 -02/25/2045 •	745	690
5.259% due 07/25/2044 •	201	196
6.500% due 07/25/2043	210	217

Federal National Mortgage Association
3.000% due 12/01/2026 - 05/01/2052	6,412	5,904
3.500% due 03/01/2040 - 02/01/2050	15,576	14,515
4.000% due 08/01/2038 - 01/01/2059	7,487	7,221
4.500% due 07/01/2052 - 04/01/2053	9,402	9,104
4.707% due 05/01/2036 •	1	1
5.000% due 06/01/2053	31	30
5.114% due 03/01/2044 - 10/01/2044 •	13	13
5.312% due 02/01/2033 •	5	5
5.314% due 10/01/2040 •	4	4
5.500% due 11/01/2052 - 12/01/2055	28,195	28,632
5.532% due 09/01/2033 •	7	7
5.549% due 01/01/2035 •	1	1
5.552% due 02/01/2035 •	1	1
5.617% due 02/01/2035 •	2	2
5.640% due 11/01/2035 •	1	1
5.673% due 03/01/2035 •	3	3
5.711% due 06/01/2033 •	2	2
5.751% due 07/01/2035 •	1	1
5.842% due 07/01/2033 •	1	1
5.850% due 11/01/2034 •	1	1
5.992% due 12/01/2036 •	1	1
5.994% due 01/01/2037 •	2	2
5.998% due 03/01/2033 •	1	1
6.000% due 12/01/2052 - 11/01/2055	19,882	20,595
6.024% due 05/01/2034 •	7	7
6.075% due 12/01/2036 •	3	3
6.102% due 11/01/2032 •	6	6
6.176% due 03/01/2035 •	3	4
6.205% due 10/01/2034 •	2	2
6.209% due 07/01/2033 •	1	1
6.246% due 10/01/2032 •	3	3
6.308% due 05/01/2036 •	3	3
6.364% due 09/01/2033 •	2	2
6.375% due 04/01/2032 •	1	1
6.410% due 11/01/2034 •	5	5
6.465% due 05/01/2033 •	6	6
6.500% due 09/01/2033 •	4	4
6.500% due 02/01/2044 - 04/01/2055	76,138	78,786
6.616% due 04/01/2036 •	6	7
6.635% due 04/01/2033 •	3	3
6.845% due 06/01/2033 •	18	19
7.000% due 03/01/2045 - 04/01/2055	27,085	28,662
8.500% due 04/01/2030 - 11/01/2030	2	2

Federal National Mortgage Association Grantor Trust
7.000% due 07/25/2042	2	2

Federal National Mortgage Association REMICS
2.224% due 11/25/2049 •(a)	442	56
3.842% due 07/25/2037 •	321	315
3.912% due 03/25/2036 •	5	5
4.000% due 11/25/2033	23	23
4.426% due 11/25/2031 •	8	9
4.776% due 04/25/2032 •	1	1
4.862% due 12/25/2054 •	1,328	1,339
5.000% due 11/25/2032	433	428
5.500% due 09/25/2035	2,370	2,405

Federal National Mortgage Association REMICS Trust
3.896% due 08/25/2031 •	21	20
6.500% due 06/25/2028	1	1

Government National Mortgage Association
3.000% due 10/20/2051 - 12/20/2052	19,811	17,712

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.500% due 01/20/2052 - 03/20/2056	$49,262	$45,294
4.500% due 07/20/2040 - 12/20/2053	6,896	6,729
5.125% due 12/20/2027 - 10/20/2033 •	5	5
5.375% due 07/20/2029 - 09/20/2033 •	17	17
5.625% due 01/20/2027 - 05/20/2032 •	16	16
6.000% due 02/20/2055	72	73
6.500% due 01/20/2055 - 02/20/2055	6,839	7,112

Government National Mortgage Association REMICS
4.083% due 03/20/2068 •	639	637
4.123% due 12/20/2062 - 01/20/2072 •	536	535
4.133% due 10/20/2062 •	269	268
4.233% due 02/20/2061 •	34	34
4.433% due 02/20/2070 •	152	153
4.463% due 11/20/2065 •	387	388
4.473% due 09/20/2055 •	1,779	1,783
4.513% due 09/20/2063 •	212	214
4.523% due 04/20/2054 •	1,734	1,735
4.533% due 09/20/2063 - 02/20/2067 •	423	425
4.623% due 11/20/2055 •	1,986	1,992
4.673% due 10/20/2055 •	1,478	1,484
4.783% due 12/20/2066 •	436	439

Government National Mortgage Association, TBA
2.000% due 05/01/2056	3,000	2,477
2.500% due 04/01/2056	3,600	3,098
3.500% due 03/01/2056	12,900	11,838
4.000% due 04/01/2056	14,800	13,866
4.500% due 04/01/2056	27,400	26,474
5.000% due 05/01/2056	3,300	3,262
5.500% due 06/01/2040	24,400	24,477
6.000% due 06/01/2040 - 05/01/2056	162,900	165,425
6.500% due 05/01/2056	103,700	107,473

Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2041 - 05/01/2056	30,100	25,372
3.000% due 06/01/2040 - 04/01/2041	128,740	117,616
3.500% due 06/01/2056	85,000	77,755
4.000% due 04/01/2056 - 06/01/2056	273,450	257,699
4.500% due 04/01/2056 - 06/01/2056	111,960	107,965
5.000% due 04/01/2056 - 06/01/2056	1,117,640	1,100,935
5.500% due 05/01/2056 - 06/01/2056	556,600	558,245
6.000% due 05/01/2056 - 07/01/2056	1,062,905	1,081,766
6.500% due 05/01/2056 - 06/01/2056	1,042,197	1,077,305

Total U.S. Government Agencies (Cost $5,253,342)		5,248,861

U.S. TREASURY OBLIGATIONS 1.0%

U.S. Treasury Bonds
4.000% due 11/15/2042 (i)(k)	49,800	45,077
4.000% due 11/15/2052 (i)(k)	37,800	32,486

U.S. Treasury Notes
2.375% due 05/15/2029 (i)(k)	8,900	8,523

Total U.S. Treasury Obligations (Cost $100,164)		86,086

NON-AGENCY MORTGAGE-BACKED SECURITIES 18.6%

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	4,050	3,882

280 Park Avenue Mortgage Trust
4.850% due 09/15/2034 •	1,400	1,393

ACRA Trust
5.608% due 10/25/2064 þ	736	738

26	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Adjustable Rate Mortgage Trust
4.353% due 11/25/2035 •	$14	$14
4.353% due 08/25/2036 •	28,797	8,747
4.433% due 01/25/2036 •	193	186
6.019% due 11/25/2037 ~	294	185

American Home Mortgage Assets Trust
6.750% due 11/25/2046 þ	6,191	5,647

American Home Mortgage Investment Trust
6.049% due 04/25/2044 •	154	173

Angel Oak Mortgage Trust
1.469% due 06/25/2065 ~	69	67
4.800% due 11/25/2067 þ	22,750	22,638
5.985% due 01/25/2069 þ	671	675
6.197% due 01/25/2069 þ	2,055	2,071
6.500% due 12/25/2067 þ	930	934

Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	2,772	2,531
1.483% due 10/25/2048 ~	3,647	3,336
1.637% due 10/25/2048 ~	1,850	1,695

Ashford Hospitality Trust
4.745% due 04/15/2035 •	3,452	3,452

ATLX Trust
3.850% due 04/25/2064 þ	1,908	1,858

BAMLL Commercial Mortgage Securities Trust
4.091% due 08/10/2038 ~	1,655	1,620

Banc of America Alternative Loan Trust
6.000% due 07/25/2034	327	306
6.000% due 04/25/2037	1,279	1,107

Banc of America Funding Trust
3.396% due 10/20/2046 ~	277	242
3.885% due 01/20/2047 ~	316	235
4.048% due 10/26/2036 ~	60,919	58,971
4.063% due 09/20/2046 ~	47	41
4.170% due 10/20/2036 •	2,145	1,691
4.250% due 02/20/2047 •	1,110	1,057
4.598% due 09/20/2046 ~	326	298
4.751% due 01/20/2047 ~	3	3
5.750% due 08/25/2036	70	60
6.220% due 09/20/2046 ~	259	258

Banc of America Mortgage Trust
3.589% due 11/20/2046 ~	19	16
4.497% due 10/25/2035 ~	155	147
4.872% due 06/25/2035 ~	113	110
5.477% due 11/25/2033 ~	3	3
5.687% due 06/25/2034 ~	61	59
5.791% due 09/25/2033 ~	369	306
6.371% due 12/25/2033 ~	21	21
7.085% due 05/25/2034 ~	270	268

Bank5
4.619% due 02/15/2059	49,480	49,288
5.104% due 02/15/2059	7,780	7,900

BankUnited Trust
4.393% due 09/25/2045 •	37	35

BBCMS Mortgage Trust
4.763% due 02/15/2059	1,300	1,300
5.248% due 02/15/2059	3,200	3,269

BCAP LLC Trust
4.068% due 11/26/2036 ~	3,813	3,121
4.238% due 01/26/2036 •	8,121	7,583
6.193% due 10/25/2047 •	11,142	8,400

Bear Stearns ALT-A Trust
3.454% due 11/25/2034 ~	190	160
3.672% due 04/25/2035 ~	974	807
4.031% due 04/25/2035 ~	10	10
4.119% due 04/25/2035 ~	797	753
4.132% due 08/25/2036 ~	901	403
4.375% due 02/25/2036 ~	1,791	1,250
4.544% due 08/25/2036 ~	1,268	773
5.042% due 01/25/2036 ~	502	481
5.065% due 07/25/2035 ~	5,786	3,332
5.314% due 11/25/2035 ~	593	252
5.379% due 01/25/2034 ~	152	145
5.518% due 09/25/2034 •	2,467	2,461
5.803% due 08/25/2034 ~	339	326
6.103% due 12/25/2033 ~	82	81

Bear Stearns ARM Trust
0.000% due 10/25/2034 ~	16	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 05/25/2034 ~	$14	$13
4.065% due 05/25/2047 ~	172	156
4.275% due 04/25/2034 ~	24	21
4.472% due 02/25/2035 ~	286	236
4.690% due 11/25/2030 ~	26	26
4.968% due 01/25/2035 ~	804	759
5.368% due 12/25/2035 ~	73	63
5.641% due 11/25/2034 ~	161	147
5.714% due 01/25/2034 ~	16	15
5.850% due 12/25/2046 •	1,492	1,353
5.877% due 08/25/2035 ~	316	310
6.062% due 02/25/2036 ~	31	30
6.183% due 11/25/2034 ~	46	44

Bear Stearns Mortgage Funding Trust
4.003% due 01/25/2037 •	276	264
4.113% due 12/25/2046 •	4,511	4,055

Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~	1,928	1,496
4.788% due 01/26/2036 ~	1,332	953

Bella Vista Mortgage Trust
4.291% due 05/20/2045 •	1,042	662
4.533% due 02/25/2035 •	6,802	4,253
7.070% due 11/20/2034 ~	1,706	1,764

Benchmark Mortgage Trust
2.994% due 04/15/2054 ~	8,809	6,298
3.976% due 07/15/2051	1,258	1,252
4.377% due 05/15/2053	7,358	7,344
6.228% due 05/15/2056 ~	6,000	6,256

BINOM Securitization Trust
4.441% due 08/25/2057 ~	6,120	5,965

BX Commercial Mortgage Trust
4.637% due 11/15/2038 •	9,919	9,915
4.663% due 01/17/2039 •	9,446	9,447
4.685% due 02/15/2039 •	163	163

BX Trust
3.202% due 12/09/2041	2,726	2,576
4.837% due 02/15/2036 •	4,152	4,152

Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~	2,650	2,609
4.000% due 10/25/2054 ~	4,844	4,735

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,995	5,391
3.250% due 09/25/2063 ~	5,567	4,993
3.250% due 03/25/2064 ~	3,484	3,083
3.250% due 08/25/2064 ~	2,585	2,300
3.250% due 09/25/2064 ~	42,819	38,084
3.375% due 12/25/2064 ~	9,184	8,224
3.375% due 04/25/2065 ~	2,725	2,450
3.500% due 06/25/2062 ~	3,096	2,854
4.912% due 09/25/2055 •	2,374	2,380

Chase Mortgage Finance Trust
4.337% due 12/25/2035 ~	417	368

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.839% due 01/25/2035 ~	174	166
4.367% due 03/25/2035 ~	499	435

CHL Mortgage Pass-Through Trust
3.712% due 07/19/2033 ~	39	37
3.940% due 07/19/2033 ~	768	702
4.229% due 05/19/2033 ~	6	5
4.273% due 03/25/2036 •	7,835	7,470
4.293% due 03/25/2036 •	4,913	4,627
4.373% due 04/25/2035 •	2	2
4.393% due 03/25/2035 •	21	10
4.413% due 03/25/2035 •	15	14
4.433% due 03/25/2035 •	1,531	1,471
4.473% due 02/25/2035 •	35	33
4.491% due 04/25/2035 ~	262	244
4.493% due 02/25/2035 •	257	235
4.493% due 05/25/2035 •	1,062	871
4.573% due 02/25/2035 •	50	47
4.657% due 01/25/2036 ~	15	14
4.713% due 09/25/2034 •	105	93
4.727% due 01/20/2035 ~	1,636	1,554
4.787% due 11/25/2034 ~	1,015	663
4.819% due 03/20/2036 ~	2,968	2,705
4.843% due 05/20/2035 ~	1,393	1,242
4.899% due 06/20/2036 ~	543	517
5.023% due 02/20/2035 ~	8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.332% due 12/19/2033 ~	$16	$16
5.500% due 06/25/2034	1,460	1,166
5.500% due 06/25/2035	3,486	1,810
5.500% due 05/25/2036	945	825
5.678% due 06/19/2031 ~	1	1
5.750% due 12/25/2035	962	440
5.750% due 02/25/2036	3,065	1,152
6.000% due 03/25/2037	3,064	1,255
6.000% due 11/25/2037	67	27
6.077% due 06/20/2034 ~	1,095	1,037
6.078% due 02/19/2034 ~	4	4
6.116% due 02/25/2034 ~	5	5
6.148% due 02/20/2036 •	587	556
6.224% due 02/20/2036 •	23	21
6.639% due 02/19/2034 ~	4	4

CIM Trust
3.000% due 01/25/2061 ~	2,621	2,438
3.750% due 12/25/2061 ~	8,650	8,185
5.000% due 05/25/2062 ~	1,212	1,205
5.000% due 02/25/2099 þ	2,365	2,342
5.500% due 08/25/2064 ~	17,297	17,347
6.639% due 12/25/2067 þ	1,059	1,060

Citicorp Mortgage Securities REMICS Pass-Through Certificates Trust
5.308% due 08/25/2035 ~	1,404	912

Citicorp Mortgage Securities Trust
6.000% due 08/25/2036	438	402

Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	664	663

Citigroup Mortgage Loan Trust
3.375% due 10/25/2062 þ	6,734	6,188

Citigroup Mortgage Loan Trust, Inc.
3.923% due 06/25/2036 •	378	364
4.123% due 12/25/2034 •	42	41
4.239% due 11/25/2036 ~	867	819
4.293% due 09/25/2036 •	1,757	1,686
4.593% due 08/25/2035 •	449	439
5.387% due 08/25/2035 ~	48	47
5.668% due 11/25/2036 •	1,957	2,020
5.840% due 09/25/2035 •	37	37
6.040% due 11/25/2035 •	151	151
6.050% due 05/25/2042 ~	445	436
6.480% due 10/25/2035 •	7	7
6.490% due 05/25/2035 •	9	9
6.603% due 12/25/2034 ~	13	12

CitiMortgage Alternative Loan Trust
6.500% due 06/25/2037	737	696

CLNY Trust
5.163% due 11/15/2038 •	3,259	3,228

COLT Mortgage Loan Trust
6.393% due 06/25/2069 þ	1,618	1,634
6.421% due 05/25/2069 þ	692	699

Countrywide Alternative Loan Trust
3.390% due 08/25/2035 ~	1,425	1,372
3.970% due 02/20/2047 •	1,040	851
3.985% due 12/20/2046 •	4,673	4,222
4.093% due 10/25/2035 •	1,960	607
4.113% due 02/25/2047 •	4,053	3,777
4.173% due 07/25/2046 •	6,728	6,218
4.173% due 09/25/2046 •	163	162
4.190% due 07/20/2046 •	324	285
4.193% due 06/25/2037 •	676	634
4.210% due 03/20/2046 •	175	166
4.213% due 06/25/2046 •	929	791
4.293% due 05/25/2035 •	144	130
4.293% due 06/25/2035 •	1,045	996
4.333% due 02/25/2036 •	57	50
4.353% due 12/25/2035 •	303	290
4.373% due 02/25/2036 •	162	153
4.430% due 11/20/2035 •	90	86
4.453% due 10/25/2035 •	2,323	1,543
4.493% due 01/25/2046 •	734	746
4.553% due 12/25/2035 •	4,123	3,728
4.699% due 03/25/2047 •	1,425	1,303
4.826% due 02/25/2036 ~	1,071	1,002
4.859% due 02/25/2036 •	382	356
5.001% due 05/25/2035 ~	82	72
5.109% due 11/25/2047 •	2,422	2,193
5.163% due 12/25/2034 ~	1,252	1,227

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	27

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.239% due 11/25/2047 •	$4,417	$3,999
5.333% due 11/25/2035 •	1,359	1,265
5.500% due 04/25/2035	704	463
5.500% due 11/25/2035	694	364
5.500% due 03/25/2036	62	25
5.750% due 03/25/2037 •	235	116
5.750% due 04/25/2047	337	168
6.000% due 03/25/2037	813	377
6.000% due 04/25/2037	2,953	1,471
6.250% due 12/25/2033	10	10
6.250% due 07/25/2036	3,616	857
6.500% due 11/25/2031	12	12
6.500% due 06/25/2036	3,220	1,434
7.000% due 10/25/2035	3,000	1,460

Countrywide Alternative Loan Trust Resecuritization
6.000% due 08/25/2037 ~	359	160

Credit Suisse First Boston Mortgage Securities Corp.
2.600% due 12/25/2032 ~	26	20
4.457% due 12/25/2033 ~	71	71
4.459% due 03/25/2032 ~	43	42
4.943% due 09/25/2034 •	174	365
5.523% due 06/25/2033 ~	77	75
5.750% due 04/25/2033	3	3
5.793% due 03/25/2034 •	1,034	736
6.250% due 07/25/2035	95	98
6.320% due 08/25/2033 ~	688	635
7.000% due 02/25/2033	7	7

Cross Mortgage Trust
5.003% due 11/25/2070 ~	940	936
5.036% due 11/25/2070 ~	3,691	3,677
5.129% due 09/25/2069 ~	5,392	5,397
5.549% due 12/25/2069 ~	771	774
6.093% due 04/25/2069 þ	1,713	1,724
6.147% due 07/25/2069 þ	15,469	15,597
6.272% due 06/25/2069 þ	2,089	2,106
6.615% due 03/25/2068 þ	1,094	1,096

CSFB Mortgage-Backed Pass-Through Certificates
5.500% due 11/25/2035	115	80
6.243% due 10/25/2033 ~	1,063	977
6.611% due 10/25/2033 ~	18	18

CSFB Mortgage-Backed Trust
4.993% due 10/25/2034 •	1,560	1,548

CSMC Mortgage-Backed Trust
5.500% due 04/25/2036	410	250
6.421% due 10/25/2037 ~	169	95

CSMC Trust
2.000% due 01/25/2060 ~	5,107	4,535
2.000% due 10/25/2060 ~	5,122	4,634
2.750% due 01/25/2060	9,795	7,592
2.750% due 01/25/2060 ~	5,626	4,325
2.983% due 07/25/2057 ~	1,000	859
3.250% due 01/25/2060	7,373	5,624
3.250% due 01/25/2060 ~	3,775	2,842
3.375% due 01/25/2060	1,000	814
3.510% due 01/25/2060 ~	3,343	2,227
3.839% due 04/28/2037 ~	188	179
3.904% due 04/25/2062 ~	4,573	4,379
3.927% due 09/25/2057 ~	1,300	1,234
4.290% due 02/27/2036 ~	3,579	2,163
5.637% due 10/15/2037 •	1,000	989
5.750% due 12/26/2035	157	88
6.250% due 05/26/2048	5,679	4,800

DC Commercial Mortgage Trust
6.314% due 09/12/2040	1,200	1,224

DC Office Trust
2.965% due 09/15/2045	2,205	1,991

Deephaven Residential Mortgage Trust
5.087% due 11/25/2060 ~	964	962
5.300% due 03/25/2067 ~	1,330	1,298

Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.153% due 01/25/2047 •	3,234	3,068
4.433% due 08/25/2047 •	4,094	3,096

DSLA Mortgage Loan Trust
4.391% due 08/19/2045 •	319	200
4.799% due 04/19/2046 •	203	165

Ellington Financial Mortgage Trust
4.914% due 12/25/2060 þ	1,134	1,124
5.100% due 10/25/2070 þ	1,681	1,675

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.522% due 01/26/2060 þ	$777	$779
5.655% due 02/25/2060 þ	1,488	1,496
5.726% due 01/25/2060 þ	900	905

Finance of America HECM Buyout
4.500% due 11/25/2035 ~	1,448	1,434

First Horizon Alternative Mortgage Securities Trust
3.000% due 04/25/2036 ~	372	346
4.341% due 03/25/2035 ~	71	40
4.371% due 09/25/2035 ~	427	178
4.619% due 02/25/2037 ~	1,002	680
4.782% due 09/25/2034 ~	143	143
5.165% due 07/25/2035 ~	2,118	2,009
5.389% due 12/25/2035 ~	333	251
5.603% due 06/25/2034 ~	456	459

First Horizon Asset Securities, Inc.
4.683% due 01/25/2036 ~	1,392	691
4.725% due 01/25/2036 ~	369	337

First Horizon Mortgage Pass-Through Trust
4.643% due 10/25/2035 ~	1,038	950

GCAT Trust
3.450% due 10/25/2068 ~	1,500	1,411
4.250% due 05/25/2067 ~	13,825	13,062
6.007% due 01/25/2059 þ	650	653
6.085% due 06/25/2059 þ	935	942

GMACM Mortgage Loan Trust
4.078% due 05/25/2035 ~	669	630
4.633% due 09/19/2035 ~	749	601
7.500% due 05/25/2035 ~	5	5

GreenPoint Mortgage Funding Trust
4.213% due 04/25/2036 •	80	73
4.678% due 07/25/2035 •	5,069	4,935

GreenPoint MTA Trust
4.253% due 06/25/2045 •	5,987	4,782

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	15,900	11,894
5.040% due 12/15/2036 •	3,670	3,666

GS Mortgage-Backed Securities Corp. Trust
2.000% due 12/25/2060 ~	1,100	948

GS Mortgage-Backed Securities Trust
3.750% due 07/25/2061 ~	1,994	1,946
4.100% due 07/25/2065 þ	4,602	4,474
5.013% due 07/25/2065 þ	1,404	1,397

GSAA Trust
5.986% due 11/25/2033 þ	392	361

GSC Capital Corp. Mortgage Trust
4.153% due 05/25/2036 •	576	571

GSMPS Mortgage Loan Trust
4.143% due 09/25/2035 •	12,528	10,786
4.143% due 01/25/2036 •	15,795	12,705
7.000% due 06/25/2043	280	293
8.000% due 09/19/2027 ~	130	128

GSMSC Resecuritization Trust
3.362% due 11/26/2037	10,266	9,696

GSR Mortgage Loan Trust
3.918% due 05/25/2037 •	1,948	867
4.293% due 07/25/2035 •	275	246
4.478% due 01/25/2036 ~	83	79
4.553% due 06/25/2034 ~	543	491
4.732% due 12/25/2034 ~	966	115
4.904% due 04/25/2035 ~	223	213
5.743% due 09/25/2035 ~	2,342	1,973
5.986% due 09/25/2035 ~	1	1
6.000% due 03/25/2032	4	4
6.356% due 01/25/2034 ~	838	638
6.559% due 04/25/2035 ~	163	161

HarborView Mortgage Loan Trust
4.171% due 01/19/2038 •	17,564	15,757
4.171% due 02/19/2046 •	129	122
4.201% due 12/19/2036 •	864	727
4.231% due 05/19/2035 •	465	452
4.271% due 06/19/2035 •	2,021	2,003
4.271% due 01/19/2036 •	12	12
4.271% due 03/19/2036 •	4,690	4,419
4.271% due 12/19/2036 •	5,601	5,501
4.299% due 06/19/2036 ~	684	275
4.491% due 01/19/2035 •	9	9
4.679% due 06/19/2045 •	186	72

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.690% due 06/20/2035 •	$104	$98
5.119% due 08/19/2034 ~	579	417
5.207% due 11/19/2034 ~	3	3
5.370% due 08/19/2034 ~	36	34
5.515% due 06/20/2035 •	2,027	1,647

Hilton USA Trust
2.828% due 11/05/2035	6,500	5,573
3.719% due 11/05/2038	1,000	995

HomeBanc Mortgage Trust
4.483% due 03/25/2035 •	97	85
4.528% due 10/25/2035 •	4,685	4,699

HSI Asset Loan Obligation Trust
6.000% due 09/25/2037	1,132	353

Impac Secured Assets CMN Owner Trust
4.063% due 07/25/2035 •	821	516
4.103% due 07/25/2035 •	776	493
5.416% due 03/25/2034 þ	317	298
5.769% due 07/25/2035 ~	1,170	689

Impac Secured Assets Trust
4.013% due 05/25/2037 •	2,942	2,500
4.493% due 05/25/2036 •	10	10

IndyMac INDA Mortgage Loan Trust
3.195% due 11/25/2035 ~	1,305	990
5.248% due 01/25/2036 ~	296	280

IndyMac INDX Mortgage Loan Trust
2.829% due 06/25/2036 ~	395	327
3.295% due 06/25/2035 ~	2,613	2,065
3.381% due 06/25/2036 ~	1,477	896
3.390% due 06/25/2036 ~	2,451	1,905
3.417% due 06/25/2036 ~	659	573
3.503% due 02/25/2036 ~	2,787	2,010
3.511% due 02/25/2036 ~	1,765	1,382
3.631% due 05/25/2035 ~	1,157	1,032
3.774% due 07/25/2035 ~	740	692
3.931% due 01/25/2036 ~	2,865	2,625
3.967% due 06/25/2034 ~	1,151	946
4.033% due 07/25/2036 •	11,180	11,222
4.093% due 06/25/2037 •	101	31
4.133% due 11/25/2036 •	140	142
4.153% due 07/25/2037 •	4,778	4,482
4.153% due 08/25/2037 •	2,637	2,473
4.173% due 09/25/2046 •	288	270
4.273% due 04/25/2035 •	76	63
4.360% due 09/25/2035 ~	7,071	4,713
4.433% due 02/25/2035 •	394	374
4.433% due 07/25/2045 •	2,433	1,829
4.516% due 07/25/2037 ~	2,475	1,014
4.533% due 07/25/2045 •	503	364
4.593% due 11/25/2034 •	1,791	1,684
5.013% due 09/25/2034 •	53	43

IndyMac Residential Mortgage-Backed Trust
4.233% due 01/25/2049 •	13	11

JP Morgan Alternative Loan Trust
4.273% due 07/25/2036 •	11,092	10,465
4.273% due 11/25/2036 •	2,689	2,361
4.287% due 06/27/2037 •	931	527
4.353% due 06/25/2037 •	30,110	10,939
6.375% due 06/27/2037 ~	13,524	6,154

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	19,000	17,865
3.648% due 12/15/2049 ~	300	298
4.549% due 07/05/2033	23,176	19,339
4.770% due 02/15/2035 •	5,681	5,612
4.860% due 07/05/2033 •	510	499
5.160% due 07/05/2033 •	3,239	2,839
5.170% due 12/15/2031 •	413	413

JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~	409	217
4.198% due 10/25/2036 ~	1,014	561
4.273% due 08/25/2037 •	2,345	694
4.625% due 07/25/2063 ~	1,083	1,055
4.787% due 06/25/2066 ~	3,078	3,055
4.895% due 10/25/2035 ~	19	12
4.912% due 03/25/2055 •	3,476	3,485
4.954% due 03/25/2066 ~	927	924
5.000% due 07/25/2036	208	73
5.012% due 02/25/2055 •	2,100	2,106

28	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.250% due 11/25/2063 ~	$720	$716
5.381% due 10/25/2035 ~	159	151
5.561% due 09/25/2055 þ	2,674	2,672
5.567% due 09/25/2065 ~	838	842
5.682% due 06/25/2035 ~	718	586
5.862% due 06/25/2035 ~	36	29
5.990% due 07/25/2064 ~	1,365	1,373
6.368% due 08/25/2034 ~	732	726
7.700% due 08/25/2036	32	12

JP Morgan Seasoned Mortgage Trust
3.684% due 01/25/2063 ~	3,655	3,416
4.337% due 01/25/2063 ~	873	839

Legacy Mortgage Asset Trust
5.650% due 11/25/2060 þ	1,481	1,483
5.750% due 07/25/2061 þ	6,447	6,454
5.892% due 10/25/2066 þ	1,593	1,595
6.250% due 07/25/2067 þ	1,661	1,664

Lehman Mortgage Trust
5.500% due 02/25/2036	199	90

Lehman XS Trust
4.153% due 11/25/2035 •	2,696	2,721
4.333% due 12/25/2035 •	2,330	2,237

Luminent Mortgage Trust
4.213% due 05/25/2036 •	1,389	1,260

LUX
6.363% due 08/15/2040 •	2,800	2,817

Manhattan West Mortgage Trust
2.130% due 09/10/2039	3,400	3,277

MASTR Adjustable Rate Mortgages Trust
3.578% due 07/25/2034 ~	598	543
4.093% due 03/25/2047 •	4,442	4,163
4.123% due 12/25/2034 •	165	156
4.170% due 02/25/2034 ~	955	846
4.579% due 05/25/2034 ~	786	489
4.893% due 09/25/2037 •	3,200	1,221
5.677% due 07/25/2035 ~	7,335	3,168
6.125% due 12/25/2033 ~	3	3
6.159% due 12/21/2034 ~	24	23

MASTR Alternative Loan Trust
5.500% due 04/25/2035	434	395
6.187% due 06/25/2033 ~	187	120

MASTR Asset Securitization Trust
5.500% due 03/25/2034	485	374

MASTR Seasoned Securitization Trust
6.500% due 08/25/2032	1,796	222

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.487% due 11/15/2031 •	10	10

Merrill Lynch Alternative Note Asset Trust
5.750% due 05/25/2037	76	73

Merrill Lynch Mortgage Investors Trust
4.413% due 08/25/2028 •	1	1
4.433% due 10/25/2028 •	15	15
4.453% due 06/25/2028 •	1	1
4.513% due 08/25/2035 •	11,338	10,670
4.533% due 03/25/2028 •	1	1
4.678% due 04/25/2035 ~	5	4
4.767% due 09/25/2029 •	373	367
4.993% due 03/25/2028 •	107	77
5.115% due 05/25/2036 ~	207	197
5.277% due 11/25/2035 •	2,480	2,425
5.696% due 05/25/2036 ~	3,971	3,726

MFA Trust
1.947% due 04/25/2065 ~	144	141
2.855% due 07/25/2060 ~	500	415
3.300% due 08/25/2061 ~	6,900	6,446
4.400% due 03/25/2068 þ	4,447	4,424
6.105% due 12/25/2068 þ	11,140	11,204
6.775% due 10/25/2058 þ	1,397	1,406

Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	7,797
2.500% due 11/25/2060 ~	5,358	4,614
3.250% due 01/25/2061 ~	97	83
3.823% due 11/25/2058 ~	1,000	851

Mill City Mortgage Trust
3.680% due 09/25/2057 ~	35	35

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I Trust
4.787% due 05/15/2036 •	$5,347	$762

Morgan Stanley Mortgage Loan Trust
0.000% due 11/25/2037 ~	1,364	105
3.330% due 10/25/2037 ~	2,294	1,275
4.043% due 03/25/2036 •	1,871	1,197
4.053% due 03/25/2036 •	7,356	4,711
4.693% due 02/25/2036 •	168	160
5.185% due 10/25/2034 ~	11	11

Morgan Stanley Resecuritization Trust
3.476% due 06/26/2047 •	10,787	9,768

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ	12,149	11,747
4.000% due 06/25/2064 þ	1,926	1,876
4.963% due 09/25/2070 ~	2,779	2,776
5.016% due 09/25/2070 ~	1,492	1,490
5.021% due 11/25/2070 þ	2,663	2,658
5.530% due 05/25/2070 ~	811	814

MTN Commercial Mortgage Trust
5.077% due 03/15/2039 •	6,165	6,163

NAAC Reperforming Loan REMICS Trust
7.500% due 03/25/2034	256	241

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	11,169	10,836
3.000% due 07/25/2059 ~	1,000	932
3.250% due 02/25/2059 ~	4,828	4,710
3.500% due 12/25/2057 ~	292	284
4.000% due 02/25/2057 ~	12,764	12,425
4.500% due 05/25/2058 ~	441	430
5.085% due 10/25/2065 ~	944	943

NLT Trust
3.200% due 10/25/2062 ~	10,276	9,490

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.893% due 08/25/2034 •	574	704
5.754% due 10/25/2034 þ	5,669	5,627
6.159% due 05/25/2036 ~	199	35

NYMT Loan Trust
3.215% due 07/25/2061	250	218
3.514% due 07/25/2061	2,000	1,722
3.750% due 02/25/2068 ~	1,198	1,110
3.750% due 11/25/2069 ~	3,668	3,535
5.379% due 06/25/2069 ~	949	952

NYO Commercial Mortgage Trust
4.882% due 11/15/2038 •	4,365	4,358

OBX Trust
3.620% due 03/25/2053 ~	2,892	2,897
3.703% due 04/25/2053 ~	4,454	4,437
4.940% due 09/25/2062 þ	4,991	4,961
5.110% due 08/25/2062 þ	1,100	1,097
5.949% due 02/25/2063 þ	4,589	4,577
6.030% due 01/25/2064 þ	1,488	1,500
6.113% due 03/25/2063 þ	2,094	2,091
6.233% due 05/25/2064 þ	1,052	1,061
6.465% due 10/25/2063 þ	1,635	1,646
6.520% due 07/25/2063 þ	1,089	1,091
6.567% due 06/25/2063 þ	1,783	1,785
6.844% due 04/25/2063 þ	878	883
7.045% due 09/25/2063 þ	1,411	1,420
7.159% due 10/25/2063 þ	2,253	2,272

Oceanview Mortgage Trust
4.462% due 11/25/2054 •	812	812

One Market Plaza Trust
3.614% due 02/10/2032	2,337	2,253

One New York Plaza Trust
4.737% due 01/15/2036 •	9,156	8,844

Pretium Mortgage Credit Partners LLC
3.900% due 10/25/2063 ~	907	867
4.000% due 08/25/2064 þ	907	881
4.000% due 03/25/2065 þ	9,830	9,526
4.000% due 07/25/2069 þ	896	872
4.075% due 06/25/2064 ~	848	802
4.150% due 04/25/2065 þ	2,860	2,786
4.150% due 01/25/2070 þ	5,902	5,724
5.249% due 10/25/2055	3,017	3,006

Prime Mortgage Trust
3.637% due 10/25/2032 ~	401	347
5.250% due 06/25/2033	246	227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PRKCM Trust
5.101% due 10/25/2060 þ	$957	$955
6.333% due 03/25/2059 þ	942	949
6.431% due 05/25/2059 þ	593	599
6.584% due 09/25/2058 þ	1,420	1,424
7.225% due 11/25/2058 þ	770	777

PRPM LLC
3.750% due 03/25/2054 þ	715	701
3.750% due 04/25/2055 þ	1,183	1,153
4.000% due 11/25/2053 þ	310	306
4.000% due 01/25/2054 þ	687	679
4.000% due 05/25/2054 þ	615	606
4.000% due 07/25/2054 þ	622	613
4.000% due 11/25/2054 þ	1,710	1,671
4.000% due 10/25/2064 þ	4,877	4,767
4.200% due 12/25/2064 þ	779	768
4.500% due 02/25/2055 þ	760	751
4.500% due 08/25/2055 þ	1,161	1,142
4.500% due 06/25/2065 þ	9,449	9,253
4.839% due 10/25/2055 þ	900	891
4.942% due 12/25/2055 þ	2,316	2,297
5.089% due 02/25/2031 þ	1,622	1,623
5.185% due 02/25/2031 þ	1,275	1,262
5.250% due 07/25/2055 þ	865	864
5.385% due 10/25/2030 þ	1,831	1,824
5.500% due 03/25/2056 ~	2,400	2,412
5.503% due 08/25/2030 þ	1,822	1,817
5.699% due 11/25/2029 þ	845	846
5.729% due 07/25/2030 þ	1,801	1,799
5.774% due 08/25/2028 þ	2,603	2,600
5.870% due 11/25/2029 þ	1,815	1,817
5.897% due 12/25/2029 þ	1,080	1,080
6.179% due 06/25/2030 þ	2,433	2,430

PRPM Trust
4.845% due 01/25/2056 þ	2,093	2,083
5.228% due 08/25/2069 þ	6,063	6,056
5.674% due 12/26/2069 þ	3,305	3,320
5.802% due 11/25/2069 þ	2,406	2,420
6.221% due 11/25/2068 þ	4,376	4,408
6.250% due 08/25/2068 þ	1,470	1,473
6.255% due 05/25/2030 þ	798	797
6.265% due 12/25/2068 þ	889	895
6.327% due 06/25/2069 þ	14,199	14,334

RALI Trust
4.153% due 11/25/2036 •	5,596	2,785
4.173% due 07/25/2036 •	4,483	4,208
4.173% due 08/25/2036 •	3,699	3,832
4.173% due 04/25/2046 •	860	824
4.193% due 10/25/2046 •	4,396	4,294
4.678% due 02/25/2035 ~	409	366
4.788% due 10/25/2037 ~	681	543
5.015% due 12/26/2034 ~	90	45
5.357% due 09/25/2034 ~	2	2
5.445% due 12/25/2035 ~	572	508
6.000% due 12/25/2035	2,124	1,849
6.500% due 10/25/2036	15,901	13,945

Residential Asset Securitization Trust
4.143% due 10/25/2048 •	2	2
4.243% due 02/25/2034 •	11	11
4.243% due 04/25/2035 •	3,158	1,522
4.293% due 08/25/2036 •	2,734	804
6.000% due 08/25/2036	6,023	2,474
6.250% due 08/25/2036	1,752	1,222
6.500% due 04/25/2037	4,348	1,149

RFMSI Trust
3.200% due 02/25/2037 ~	194	169
3.619% due 06/25/2035 ~	1,531	849
5.172% due 09/25/2035 ~	4,169	2,297
5.390% due 02/25/2036 ~	60	57
5.907% due 10/25/2037 ~	801	765
5.923% due 02/25/2037 ~	457	404
5.941% due 02/25/2036 ~	29	27
6.000% due 04/25/2037	74	56

RiverView HECM Trust
4.260% due 05/25/2047 •	1,630	1,416

SACO I, Inc.
7.000% due 08/25/2036	2	2

Santander Mortgage Asset Receivable Trust
5.176% due 03/25/2066 ~	2,300	2,297

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	29

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.545% due 01/25/2065 þ	$801	$804

Sequoia Mortgage Trust
3.928% due 01/20/2047 ~	222	151
4.175% due 06/20/2034 ~	26	25
4.250% due 02/20/2035 •	255	246
4.410% due 11/20/2034 •	11	10
4.435% due 11/25/2063 ~	5,394	5,390
4.491% due 10/19/2026 •	8	8
4.590% due 10/20/2027 •	1	1
4.649% due 02/20/2034 •	27	25
4.674% due 04/25/2056 ~	960	938
4.678% due 05/20/2034 •	108	102
5.046% due 10/25/2055 ~	1,441	1,441
5.126% due 08/20/2034 ~	17	17
5.150% due 10/20/2027 •	4	3
5.693% due 09/20/2032 ~	6	6

SFO Commercial Mortgage Trust
4.937% due 05/15/2038 •	1,800	1,798

SMRT Commercial Mortgage Trust
4.673% due 01/15/2039 •	25,570	25,559

STARM Mortgage Loan Trust
6.073% due 01/25/2037 ~	75	50
6.427% due 01/25/2037 ~	736	737

Structured Adjustable Rate Mortgage Loan Trust
3.849% due 05/25/2036 ~	2,228	1,228
3.871% due 02/25/2036 ~	49	43
4.173% due 07/25/2037 •	3,943	3,791
4.528% due 06/25/2034 •	112	111
4.841% due 09/25/2034 ~	246	243
4.917% due 07/25/2035 ~	20	18
5.259% due 01/25/2035 •	258	241
5.259% due 05/25/2035 •	296	235
5.798% due 04/25/2034 ~	1	1
5.939% due 02/25/2034 ~	15	14

Structured Asset Mortgage Investments II Trust
4.093% due 02/25/2037 •	640	626
4.173% due 09/25/2047 •	6,699	6,258
4.333% due 08/25/2035 •	3,197	3,103
4.353% due 02/25/2036 •	141	121
4.391% due 07/19/2034 •	95	92
4.413% due 12/25/2035 •	9,401	8,007
4.491% due 03/19/2034 •	53	50

Structured Asset Mortgage Investments Trust
4.631% due 10/19/2033 •	27	25
4.691% due 11/19/2033 •	537	491
4.991% due 10/19/2033 •	581	632

Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030 ~	63	0

Structured Asset Securities Corp. Mortgage Loan Trust
4.083% due 10/25/2036 •	171	144
7.500% due 10/25/2036	989	539

TBW Mortgage-Backed Pass-Through Certificates
6.500% due 04/25/2036	1,260	401

TBW Mortgage-Backed Trust
6.500% due 07/25/2036	5,765	1,923
7.000% due 07/25/2036	609	0

Thornburg Mortgage Securities Trust
4.059% due 09/25/2037 ~	673	671
4.446% due 09/25/2037 ~	14,205	7,806

Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	27,933	25,559
2.250% due 12/25/2061 ~	3,574	3,498
2.710% due 01/25/2060 ~	19,262	18,618
2.750% due 06/25/2057 ~	2,322	2,287
2.900% due 10/25/2059 ~	7,883	7,587
3.000% due 10/25/2057 ~	1,000	964
3.250% due 07/25/2056 ~	201	200
3.750% due 10/25/2056 ~	4,088	4,043
4.067% due 04/25/2056 ~	1,000	948
4.103% due 01/25/2066 ~	3,914	3,864
4.546% due 10/27/2064 ~	5,464	5,473
4.612% due 10/25/2064 ~	9,796	9,718
4.793% due 10/25/2059 •	212	212
5.012% due 07/25/2065 ~	716	713
5.493% due 10/25/2059 •	11,615	11,662

Verus Securitization Trust
0.820% due 10/25/2063 ~	440	427
1.057% due 10/25/2063 ~	12	12

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.262% due 10/25/2063 ~	$18	$17
4.260% due 02/25/2067 þ	1,170	1,126
4.832% due 10/25/2067 ~	686	680
4.858% due 12/25/2070 þ	4,202	4,191
5.086% due 07/25/2067 ~	7,711	7,692
5.130% due 02/25/2067 þ	5,834	5,583
5.218% due 09/25/2069 ~	11,669	11,706
5.389% due 10/25/2067 ~	4,700	4,703
5.402% due 05/25/2065 þ	2,558	2,566
5.799% due 07/25/2069 þ	10,594	10,660
5.811% due 05/25/2068 þ	1,461	1,459
6.116% due 03/25/2069 þ	9,491	9,554
6.192% due 06/25/2069 þ	2,050	2,069
6.218% due 06/25/2069 þ	1,572	1,586
6.338% due 04/25/2069 þ	1,105	1,114
6.443% due 08/25/2068 þ	1,175	1,177
6.476% due 06/25/2068 þ	689	689
6.665% due 09/25/2068 þ	4,917	4,940
6.876% due 11/25/2068 ~	612	617
7.070% due 10/25/2068 þ	2,751	2,772

Visio Trust
6.598% due 10/25/2058 þ	802	804

Wachovia Mortgage Loan Trust LLC
6.627% due 10/20/2035 ~	8	8

WaMu Mortgage Pass-Through Certificates Trust
2.373% due 11/25/2041 ~	2	2
3.867% due 05/25/2037 ~	738	655
4.163% due 05/25/2034 •	12,655	11,869
4.333% due 12/25/2045 •	3,068	3,103
4.373% due 07/25/2045 •	3,286	3,178
4.477% due 09/25/2035 ~	2,715	2,588
4.483% due 10/25/2035 ~	689	635
4.533% due 11/25/2034 •	58	57
4.573% due 10/25/2044 •	181	180
4.633% due 06/25/2044 •	793	800
4.699% due 11/25/2046 •	7,155	6,264
4.773% due 11/25/2034 •	372	365
4.773% due 10/25/2045 •	556	539
4.793% due 07/25/2044 •	8	8
4.859% due 08/25/2046 •	3,743	3,537
4.907% due 08/25/2046 •	10,220	9,011
5.192% due 08/25/2033 ~	3	3
5.239% due 07/25/2034 ~	382	354
5.259% due 06/25/2042 •	46	43
5.259% due 08/25/2042 •	428	420
5.259% due 04/25/2044 •	330	288
5.298% due 06/25/2034 ~	260	230
5.364% due 03/25/2033 ~	44	43
5.500% due 06/25/2033 ~	917	764
5.652% due 06/25/2034 ~	96	94
5.748% due 10/25/2033 ~	55	46
5.799% due 01/25/2033 ~	570	569

WaMu Mortgage-Backed Pass-Through Certificates
5.760% due 12/19/2039 ~	69	64

Washington Mutual Mortgage Pass-Through Certificates Trust
4.443% due 10/25/2035 •	269	226
4.609% due 02/25/2047 •	10,484	10,010
4.689% due 11/25/2046 •	10,766	9,828
5.500% due 05/25/2035	1,051	939
5.500% due 06/25/2035	86	79
5.500% due 11/25/2035	136	121

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.958% due 02/25/2033 ~	315	303
5.634% due 12/25/2032 ~	74	71
5.750% due 03/25/2033	63	58
5.764% due 02/25/2033 ~	469	495
5.940% due 12/25/2032 ~	66	66
5.979% due 11/25/2030 ~	1	1
7.500% due 04/25/2033 ~	74	12

Wells Fargo Commercial Mortgage Trust
5.204% due 09/15/2040 ~	1,600	1,593
5.266% due 10/15/2042 •	4,500	4,496
5.315% due 07/15/2037 •	3,500	3,497

Wells Fargo Mortgage Loan Trust
3.879% due 09/27/2036 ~	394	392

Wells Fargo Mortgage-Backed Securities Trust
6.288% due 12/25/2036 ~	28	27

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WSTN Trust
6.297% due 07/05/2037 ~	$4,800	$4,852

Total Non-Agency Mortgage-Backed Securities (Cost $1,678,869)		1,615,863

ASSET-BACKED SECURITIES 55.1%

AUTOMOBILE ABS OTHER 0.2%

Ally Bank Auto Credit-Linked Notes
5.117% due 09/15/2032	255	257
5.215% due 09/15/2032	255	257

CarMax Select Receivables Trust
4.352% due 05/15/2028 •	1,424	1,425
4.402% due 09/15/2027 •	146	146

Carvana Auto Receivables Trust
2.900% due 03/10/2028	341	336
4.550% due 01/10/2028	201	201

First Investors Auto Owner Trust
3.985% due 04/15/2027 (c)	7,500	7,500
4.310% due 07/16/2029 (c)	4,150	4,150

M&T Bank Auto Receivables Trust
4.172% due 05/15/2028 •	8,297	8,300

		22,572

AUTOMOBILE SEQUENTIAL 14.7%

Ally Auto Receivables Trust
4.140% due 07/16/2029	2,837	2,839

Ally Bank Auto Credit-Linked Notes
4.970% due 09/15/2032	612	617

American Credit Acceptance Receivables Trust
4.730% due 01/12/2029	310	310

American Heritage Auto Receivables Issuer Trust
4.400% due 11/15/2030	23,000	22,988
4.480% due 08/15/2028	1,395	1,396

American Heritage Auto Receivables Trust
4.830% due 03/15/2028	255	255

AmeriCredit Automobile Receivables Trust
4.220% due 03/19/2029	4,000	4,003
5.430% due 01/18/2029	4,653	4,681

ARI Fleet Lease Trust
3.960% due 11/15/2034	6,300	6,282
4.380% due 01/17/2034	1,994	1,997

Arivo Acceptance Auto Loan Receivables Trust
4.920% due 05/15/2029	450	452

Avis Budget Rental Car Funding AESOP LLC
5.490% due 06/20/2029	2,800	2,855
5.810% due 12/20/2029	1,000	1,032

Bank of America Auto Trust
5.390% due 07/16/2029	4,200	4,233

Bayview Opportunity Master Fund VII Trust
5.660% due 03/15/2028	356	356

BMW Vehicle Lease Trust
4.180% due 10/25/2027	5,300	5,304

BofA Auto Trust
4.520% due 11/22/2027	6,180	6,186
5.350% due 11/15/2028	987	994

Bridgecrest Lending Auto Securitization Trust
4.100% due 07/17/2028	900	900
4.720% due 09/15/2028	915	917
4.730% due 02/15/2028	590	591
4.840% due 01/18/2028	6,103	6,107
5.340% due 04/17/2028	996	996

CarMax Auto Owner Trust
4.420% due 08/15/2028	18,079	18,105
4.670% due 12/15/2027	483	483
4.750% due 10/15/2027	697	698
4.920% due 10/16/2028	1,941	1,952
5.280% due 05/15/2028	1,944	1,953
6.000% due 07/17/2028	3,030	3,060

CarMax Select Receivables Trust
3.911% due 03/15/2027	10,478	10,478
4.030% due 12/17/2029	17,775	17,769
4.120% due 03/15/2030	24,500	24,432

30	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.166% due 10/15/2026	$2,123	$2,123
4.190% due 03/15/2029	5,600	5,601
4.760% due 05/15/2028	1,709	1,713
5.400% due 11/15/2028	6,200	6,239
5.780% due 09/15/2027	253	253

Carvana Auto Receivables Trust
4.040% due 11/11/2030	50,000	49,878
4.070% due 02/12/2029	7,737	7,732
4.100% due 06/11/2029	26,560	26,535
4.260% due 10/10/2029	3,192	3,192
4.310% due 09/10/2030	2,300	2,298
4.500% due 06/12/2028	474	474
4.530% due 01/10/2029	4,077	4,081
4.550% due 05/10/2030	8,200	8,230
4.560% due 08/10/2028	4,941	4,946
4.640% due 01/10/2030	2,997	3,007
4.740% due 12/10/2030	1,800	1,814
4.740% due 04/10/2031	5,400	5,462
4.780% due 05/10/2028	187	188
4.910% due 08/10/2029	1,100	1,106
5.050% due 04/10/2029	1,001	1,006
5.080% due 03/11/2030	2,000	2,027
5.210% due 06/10/2030	2,600	2,645
5.330% due 07/10/2029	2,421	2,438
5.620% due 01/10/2029	4,757	4,788
5.710% due 07/10/2028	705	706
5.710% due 07/10/2029	1,300	1,324
5.740% due 11/13/2029	9,457	9,653
5.820% due 08/10/2028	651	654
6.160% due 10/10/2028	207	209

Chase Auto Owner Trust
4.180% due 08/27/2029	2,300	2,301
4.400% due 11/26/2027	2	2
5.220% due 07/25/2029	21,505	21,693
5.680% due 01/25/2029	1,618	1,632

Citizens Auto Receivables Trust
5.780% due 10/15/2030	1,600	1,618
5.830% due 02/15/2028	7,714	7,753
5.840% due 01/18/2028	661	663

Consumer Portfolio Services Auto Trust
4.740% due 02/15/2029	2,231	2,235

CPS Auto Receivables Trust
4.190% due 12/17/2029	6,571	6,568
4.710% due 03/15/2029	1,569	1,573
4.910% due 06/15/2028	169	169

Drive Auto Receivables Trust
4.140% due 09/15/2032	6,900	6,896
4.290% due 10/16/2028	7,388	7,391
4.500% due 09/15/2028	1,790	1,791
4.870% due 08/15/2028	17,611	17,627

Ent Auto Receivables Trust
6.240% due 01/16/2029	803	806
6.260% due 11/15/2029	1,000	1,017

Enterprise Fleet Financing LLC
3.849% due 02/22/2027	12,985	12,983
4.000% due 10/20/2028	22,300	22,253
4.500% due 04/20/2028	15,400	15,440
4.560% due 11/20/2028	2,700	2,716
4.650% due 10/20/2027	1,080	1,083
4.690% due 07/20/2027	1,412	1,415
4.820% due 02/20/2029	1,500	1,514
4.980% due 08/21/2028	12,600	12,709
5.310% due 04/20/2027	4,133	4,142

Exeter Automobile Receivables Trust
3.984% due 04/15/2027	5,350	5,350
4.080% due 09/15/2028	2,400	2,399
4.310% due 11/15/2028	11,700	11,706
4.530% due 03/15/2028	1,773	1,774
4.830% due 01/18/2028	5,427	5,432

Exeter Select Automobile Receivables Trust
4.540% due 06/15/2029	535	536

FCCU Auto Receivables Trust
3.980% due 10/15/2029	4,475	4,466
4.870% due 01/16/2029	5,116	5,128
5.460% due 04/15/2030	500	508
5.540% due 04/16/2029	1,030	1,037

FHF Issuer Trust
4.920% due 02/15/2031	2,544	2,544

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.940% due 11/15/2030	$873	$872
5.690% due 02/15/2030	904	909
5.890% due 06/15/2030	669	674
6.790% due 10/15/2029	527	531

First Investors Auto Owner Trust
6.440% due 10/16/2028	294	295

Flagship Credit Auto Trust
5.640% due 03/15/2028	203	203

Ford Credit Auto Owner Trust
4.020% due 01/15/2029	31,210	31,200
4.070% due 07/15/2029	2,900	2,901
4.320% due 08/15/2027	2,169	2,170
4.560% due 12/15/2028	2,300	2,309
4.610% due 08/15/2029	7,050	7,096
5.530% due 09/15/2028	4,318	4,353

GLS Auto Receivables Issuer Trust
4.520% due 07/17/2028	4,114	4,118
4.750% due 03/15/2028	6,342	6,350
4.750% due 07/17/2028	799	800

GLS Auto Select Receivables Issuer Trust
4.050% due 02/17/2032	900	898

GLS Auto Select Receivables Trust
4.430% due 12/17/2029	1,534	1,537
4.460% due 10/15/2030	603	604
5.580% due 06/17/2030	1,160	1,170
5.590% due 10/15/2029	3,981	4,015
6.370% due 06/15/2028	135	135

GM Financial Automobile Leasing Trust
4.190% due 10/20/2027	8,640	8,648
4.210% due 10/20/2027	4,860	4,862
4.550% due 07/20/2027	9,677	9,693

GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	4,700	4,712
4.470% due 02/16/2028	462	462
4.530% due 10/18/2027	293	293
5.130% due 04/16/2029	17,561	17,690

Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029	11,626	11,647

Hertz Vehicle Financing III LLC
5.570% due 09/25/2029	10,000	10,228

Hertz Vehicle Financing III LP
1.680% due 12/27/2027	5,321	5,248

Honda Auto Receivables Owner Trust
4.330% due 05/15/2029	5,200	5,211

Hyundai Auto Receivables Trust
4.410% due 05/15/2029	6,900	6,927
4.840% due 03/15/2029	52,300	52,618

LAD Auto Receivables Trust
3.750% due 05/15/2029	3,550	3,538
4.300% due 07/17/2028	25,648	25,666
4.520% due 03/15/2029	1,162	1,165
4.600% due 12/15/2027	384	384
5.460% due 07/16/2029	500	505
5.610% due 08/15/2028	477	479

Lendbuzz Securitization Trust
4.970% due 10/15/2029	940	941
5.100% due 10/15/2030	515	516

M&T Bank Auto Receivables Trust
4.630% due 05/15/2028	13,572	13,595
5.220% due 02/17/2032	3,038	3,068

Mercedes-Benz Auto Lease Trust
4.570% due 04/17/2028	59,717	59,865

Nissan Auto Lease Trust
3.900% due 05/15/2028	18,750	18,709

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	2,800	2,806
4.450% due 11/15/2029	8,790	8,802
4.500% due 02/15/2028	49,643	49,745

Octane Receivables Trust
4.940% due 05/20/2030	494	495

OneMain Direct Auto Receivables Trust
5.410% due 11/14/2029	7,247	7,300

Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029	600	602
4.630% due 12/10/2027	787	788

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030	$5,100	$5,090
4.120% due 09/15/2028	466	466
4.700% due 06/15/2029	2,188	2,195

Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	3,022	3,024
4.600% due 12/20/2027	16,119	16,150

Research-Driven Pagaya Motor Asset Trust
4.811% due 07/27/2026	798	798
5.124% due 04/25/2034	2,500	2,508

Santander Drive Auto Receivables Trust
4.040% due 03/15/2029	22,650	22,644
4.280% due 01/15/2029	7,403	7,407
4.620% due 11/15/2028	423	423
4.630% due 10/16/2028	8,003	8,017
4.710% due 06/15/2028	3,225	3,227
5.630% due 01/16/2029	2,556	2,563

SBNA Auto Lease Trust
4.680% due 04/20/2027	200	200
4.830% due 04/20/2028	3,000	3,010
5.560% due 11/22/2027	3,973	3,985
6.520% due 04/20/2028	614	615

SBNA Auto Receivables Trust
5.210% due 04/16/2029	1,100	1,108
5.320% due 12/15/2028	1,105	1,107

SCCU Auto Receivables Trust
4.570% due 01/15/2031	11,700	11,745
4.670% due 11/15/2028	1,552	1,554
4.680% due 09/15/2031	3,200	3,217
5.110% due 06/15/2029	2,485	2,497
5.160% due 05/15/2030	3,200	3,241
5.700% due 10/16/2028	712	715
5.700% due 08/15/2029	700	712

SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029	5,350	5,338
4.520% due 11/20/2028	13,542	13,565
4.550% due 06/20/2030	2,900	2,911
4.650% due 05/22/2028	1,381	1,382
4.710% due 05/22/2028	20	20
5.470% due 10/20/2028	1,177	1,182

Stellantis Financial Underwritten Enhanced Lease Trust
4.060% due 06/20/2028	5,500	5,497
4.310% due 05/22/2028	47,997	48,085

Tesla Electric Vehicle Trust
5.380% due 06/20/2028	18,526	18,658
5.380% due 02/20/2029	12,500	12,669

Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	5,000	5,020
5.330% due 01/16/2029	1,903	1,920

Toyota Lease Owner Trust
3.910% due 05/22/2028	42,549	42,512

Tricolor Auto Securitization Trust
6.360% due 12/15/2027	82	76

USB Auto Owner Trust
4.510% due 06/15/2028	4,521	4,527

Veros Auto Receivables Trust
6.280% due 11/15/2027	32	32

Volkswagen Auto Lease Trust
4.060% due 08/21/2028	33,960	33,954

Westlake Automobile Receivables Trust
3.840% due 01/16/2029	3,480	3,473
4.020% due 09/15/2028	4,300	4,296
4.660% due 09/15/2028	6,778	6,791
4.710% due 04/17/2028	2,500	2,506
4.820% due 09/15/2027	596	596
5.560% due 02/15/2028	1,039	1,041

World Omni Auto Receivables Trust
5.270% due 09/17/2029	1,751	1,766
5.610% due 02/15/2028	165	166

World Omni Select Auto Trust
4.140% due 05/15/2030	4,789	4,791
4.980% due 02/15/2030	17,300	17,357

		1,271,110

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	31

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CMBS OTHER 2.3%

Acore Issuer LLC
5.125% due 08/20/2043 •	$13,200	$13,192

ACREC LLC
4.990% due 08/18/2042 •	6,400	6,384
5.130% due 01/18/2043 •	6,400	6,397

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •	6,600	6,596

ACRES LLC
5.299% due 08/18/2040 •	10,200	10,237

AREIT Ltd.
5.790% due 08/17/2041 •	919	921

BDS LLC
4.959% due 10/17/2042 •	3,650	3,639

BDS Ltd.
5.144% due 12/16/2036 •	2,341	2,343

BRSP Ltd.
5.127% due 08/19/2043 •	5,150	5,140

FS Rialto Issuer LLC
0.000% due 01/19/2044 •	5,500	5,501

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •	6,960	6,977

LMNT CRE LLC
5.225% due 07/21/2043 •	11,200	11,207

LRECS LLC
5.177% due 08/19/2043 •	27,300	27,252

MF1 LLC
5.000% due 02/18/2040 •	10,100	10,074
5.130% due 02/18/2043 •	17,800	17,821
5.410% due 03/19/2039 •	3,500	3,502
5.827% due 06/19/2037 •	9,983	9,986

MF1 Ltd.
4.874% due 10/16/2036 •	4,273	4,276
5.027% due 02/19/2037 •	9,907	9,917

PFP Ltd.
5.169% due 12/18/2042 •	500	500
5.180% due 08/18/2043 •	6,800	6,808
5.501% due 09/17/2039 •	1,960	1,964

Starwood LLC
5.127% due 11/19/2042 •	24,700	24,702

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	3,312	3,321

		198,657

CREDIT CARD OTHER 0.7%

Golden Credit Card Trust
1.140% due 08/15/2028	26,900	26,609
1.970% due 01/15/2029	33,100	32,541

		59,150

HOME EQUITY OTHER 15.5%

Aames Mortgage Investment Trust
4.708% due 10/25/2035 •	1,900	1,822

ABFC Trust
4.073% due 11/25/2036 •	7,080	4,487
4.273% due 09/25/2036 •	2,969	2,933
4.473% due 04/25/2033 •	370	371
4.793% due 05/25/2037 •	12,189	9,122
4.813% due 03/25/2032 •	115	118
5.043% due 06/25/2037 •	7,052	5,090

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	430	343

Accredited Mortgage Loan Trust
4.053% due 09/25/2036 •	130	130
5.927% due 04/25/2035 •	688	715

ACE Securities Corp. Home Equity Loan Trust
4.153% due 10/25/2036 •	14,061	4,677
4.233% due 01/25/2037 •	22,202	4,675
4.233% due 05/25/2037 •	56,422	8,366
4.313% due 10/25/2036 •	2,005	667
4.693% due 09/25/2033 •	548	545
4.843% due 12/25/2033 •	399	410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.843% due 07/25/2034 •	$7	$7
6.988% due 06/25/2034 •	658	566

AFC Home Equity Loan Trust
4.393% due 06/25/2028 •	36	36

American Home Mortgage Investment Trust
3.973% due 08/25/2035 •	3	3

Ameriquest Mortgage Securities Trust
3.953% due 10/25/2036 •	17,844	5,422
4.033% due 10/25/2036 •	2,960	899

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.415% due 06/25/2034 •	2,386	2,265
4.663% due 10/25/2035 •	5,846	5,812
4.708% due 01/25/2035 •	97	101
4.843% due 11/25/2034 •	4,656	4,626
4.903% due 03/25/2035 •	2,670	2,645
5.848% due 11/25/2034 •	3,844	3,446

Amortizing Residential Collateral Trust
4.793% due 10/25/2034 •	1,276	1,264

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.263% due 01/25/2036 •	2,485	2,478
4.528% due 10/25/2035 •	12	12
4.558% due 10/25/2035 •	37,500	35,569
4.918% due 05/25/2034 •	1,231	1,069

Asset-Backed Securities Corp. Home Equity Loan Trust
3.891% due 01/25/2036 •	8,449	8,336
4.307% due 06/15/2031 •	111	109
4.498% due 11/25/2035 •	10,881	11,112
5.137% due 04/15/2033 •	8	8

Bayview Financial Acquisition Trust
4.388% due 12/28/2036 •	7,064	6,413

Bear Stearns Asset-Backed Securities I Trust
2.249% due 09/25/2034 •	7	8
4.073% due 01/25/2037 •	272	269
4.113% due 08/25/2036 •	249	244
4.793% due 10/25/2037 •	5,397	4,912
4.843% due 11/25/2035 •	649	676
5.038% due 01/25/2035 •	1,666	1,752
5.043% due 08/25/2037 •	424	422
5.518% due 08/25/2034 •	16	15
5.737% due 03/25/2035 •	8,392	8,723

Bear Stearns Asset-Backed Securities Trust
4.443% due 01/25/2047 •	7,073	6,157
4.618% due 10/25/2036 •	14,135	13,708
4.693% due 12/25/2033 •	188	199
4.793% due 11/25/2042 •	31	31
4.888% due 01/25/2034 •	825	829
4.973% due 06/25/2043 •	194	193
5.268% due 06/25/2043 ~	466	428
5.293% due 11/25/2042 •	19	19

BNC Mortgage Loan Trust
4.003% due 07/25/2037 •	58,001	54,081

C-BASS Trust
3.402% due 04/25/2037 þ	787	778

Centex Home Equity Loan Trust
4.513% due 06/25/2034 •	187	185
4.813% due 03/25/2035 •	1,413	1,373
4.828% due 09/25/2034 •	3	3

Chase Funding Trust
4.373% due 11/25/2034 •	1	1
4.537% due 09/25/2032	1	1
4.693% due 05/25/2033 •	544	548

Citigroup Global Markets Mortgage Securities VII, Inc.
7.000% due 12/25/2027	341	53

Citigroup Mortgage Loan Trust, Inc.
3.953% due 01/25/2037 •	508	379
4.073% due 01/25/2037 •	8,228	7,852
4.113% due 09/25/2036 •	8,719	8,038
4.313% due 03/25/2036 •	3,246	3,001
7.168% due 12/25/2033 •	926	928

Countrywide Asset-Backed Certificates
4.213% due 08/25/2034 •	5,598	5,507
4.693% due 05/25/2032 •	80	78
4.693% due 06/25/2034 •	496	497
4.793% due 09/25/2032 •	88	92
4.888% due 02/25/2036 •	4,037	3,670

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Asset-Backed Certificates Trust
3.993% due 10/25/2047 •	$11,883	$11,314
4.073% due 06/25/2035 •	13,642	12,651
4.083% due 10/25/2047 •	47,529	42,006
4.212% due 12/25/2034 •	316	300
4.233% due 06/25/2047 •	14,079	13,355
4.293% due 01/25/2037 •	1,672	1,662
4.293% due 04/25/2046 •	4,547	4,459
4.353% due 04/25/2034 •	379	366
4.378% due 06/25/2036 •	13,106	13,102
4.440% due 12/25/2035 •	6,078	6,033
4.440% due 02/25/2036 •	6,250	5,833
4.483% due 04/25/2036 •	3,454	3,421
4.513% due 05/25/2036 •	43,412	41,667
4.533% due 12/25/2034 •	10	10
4.533% due 08/25/2047 •	398	391
4.573% due 11/25/2034 •	2,289	2,241
4.573% due 05/25/2036 •	32,300	28,447
4.763% due 08/25/2047 •	3,000	2,686
4.888% due 04/25/2036 •	5,500	5,399
4.933% due 08/25/2035 •	8,446	8,484
5.125% due 12/25/2034 ~	129	129
6.547% due 05/25/2036 þ	293	243

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •	11	11

Credit-Based Asset Servicing & Securitization LLC
3.185% due 05/25/2036 •	3,713	2,578
3.672% due 12/25/2035 •	1,377	1,340
6.780% due 05/25/2035 þ	155	144

Ellington Loan Acquisition Trust
5.293% due 05/25/2037 •	1,255	1,246

EMC Mortgage Loan Trust
5.293% due 08/25/2040 •	141	144

Encore Credit Receivables Trust
4.483% due 07/25/2035 •	208	205
4.723% due 11/25/2035 •	10,611	10,251
4.843% due 01/25/2036 •	12,708	10,824

EquiFirst Mortgage Loan Trust
8.893% due 10/25/2034 •	2,281	1,993

Equity One Mortgage Pass-Through Trust
3.073% due 07/25/2034 •	1	1

First NLC Trust
3.933% due 08/25/2037 •	23,206	11,729
4.073% due 08/25/2037 •	1,268	641

Fremont Home Loan Trust
4.063% due 10/25/2036 •	24,409	22,658
4.073% due 01/25/2037 •	7,109	3,670
4.648% due 07/25/2034 •	2,729	2,602
4.768% due 06/25/2035 •	12,570	11,153

GSAA Home Equity Trust
4.433% due 10/25/2035 •	932	985
4.468% due 10/25/2035 •	3,600	3,584
4.498% due 10/25/2035 •	4,148	4,119
5.218% due 12/25/2034 •	3,412	3,226
6.114% due 06/25/2034 þ	4,009	3,946

GSAMP Trust
2.609% due 10/25/2036 •	5,042	22
4.073% due 12/25/2036 •	717	383
4.243% due 06/25/2036 •	13,061	11,484
4.438% due 11/25/2035 •	22	22
4.528% due 09/25/2035 •	4,363	4,338

Home Equity Asset Trust
4.393% due 11/25/2032 •	4	3
4.693% due 12/25/2035 •	3,059	3,053
4.708% due 03/25/2035 •	2,064	2,059
4.713% due 02/25/2033 •	1	1
4.993% due 07/25/2035 •	1,033	1,031

Home Equity Loan Trust
3.983% due 04/25/2037 •	2,043	1,952

Home Equity Mortgage Loan Asset-Backed Trust
0.000% due 06/25/2031 •	310	330
3.881% due 07/25/2034 •	167	163
4.113% due 07/25/2037 •	76	43
5.195% due 02/25/2030 þ	194	87

HSI Asset Loan Obligation Trust
3.913% due 12/25/2036 •	9	3

32	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(e)	$3,955	$892
3.993% due 07/25/2036 •	2,013	855

IXIS Real Estate Capital Trust
3.993% due 01/25/2037 •	14,974	4,820
4.113% due 08/25/2036 •	20,733	5,555
4.253% due 01/25/2037 •	40,770	13,121

JP Morgan Mortgage Acquisition Corp.
4.423% due 05/25/2035 •	21,779	20,804
4.768% due 12/25/2035 •	5,000	4,769
5.593% due 07/25/2035 •	10,000	9,310

JP Morgan Mortgage Acquisition Trust
3.953% due 08/25/2036 •	443	195
4.013% due 08/25/2036 •	526	401
4.093% due 03/25/2037 •	3,851	3,754
4.163% due 03/25/2037 •	20,645	18,192
4.198% due 07/25/2036 •	1,249	1,238
4.918% due 01/25/2037 •	4,474	3,711

Long Beach Mortgage Loan Trust
4.093% due 05/25/2036 •	12,321	6,488
4.093% due 09/25/2036 •	1,077	697
4.113% due 11/25/2036 •	12,693	3,777
4.153% due 05/25/2046 •	38,692	11,419
4.353% due 10/25/2034 •	856	839
4.413% due 08/25/2033 •	482	478
4.498% due 08/25/2045 •	15,860	14,024
4.648% due 07/25/2034 •	3,766	3,804
4.843% due 10/25/2034 •	3	3
4.843% due 06/25/2035 •	11,601	11,482
5.218% due 03/25/2032 •	4	7

MASTR Asset-Backed Securities Trust
4.053% due 08/25/2036 •	12,822	6,402
4.161% due 08/25/2033 •	591	624
4.493% due 09/25/2034 •	478	417
4.543% due 12/25/2034 •	236	246
4.618% due 10/25/2034 •	341	336
4.693% due 10/25/2035 •	1,950	1,834
4.893% due 08/25/2037 •	11,301	9,324
9.793% due 11/25/2032 •	3,354	3,209

MASTR Specialized Loan Trust
5.068% due 05/25/2037 •	199	35

Meritage Mortgage Loan Trust
4.588% due 11/25/2035 •	4,261	4,201

Merrill Lynch First Franklin Mortgage Loan Trust
4.053% due 06/25/2037 •	1,106	1,125
6.793% due 10/25/2037 •	79	77

Merrill Lynch Mortgage Investors Trust
3.913% due 10/25/2037 •	5,743	810
3.953% due 09/25/2037 •	123	24
3.973% due 06/25/2037 •	6,257	1,614
4.133% due 07/25/2037 •	26,346	9,967
4.293% due 05/25/2037 •	15,144	1,655

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 05/25/2037 •	62	57
3.893% due 11/25/2036 •	6,929	3,307
3.923% due 01/25/2037 •	51,958	19,638
4.093% due 06/25/2036 •	412	368
4.133% due 03/25/2037 •	18,599	7,522
4.273% due 06/25/2036 •	5,166	4,646
4.288% due 03/25/2036 •	19,098	16,404
4.453% due 11/25/2035 •	5,420	5,307
4.473% due 08/25/2034 •	5,698	5,415
4.648% due 07/25/2034 •	5,738	5,938
4.678% due 11/25/2034 •	1,430	1,386
4.783% due 03/25/2035 •	2,091	2,052
4.828% due 03/25/2035 •	3,789	3,509
5.793% due 07/25/2037 •	365	304

Morgan Stanley Capital I, Inc. Trust
4.333% due 02/25/2036 •	2,494	2,541
4.333% due 03/25/2036 •	4,854	4,045
4.348% due 01/25/2036 •	7,117	6,073

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.143% due 02/25/2033 •	17	19
6.268% due 01/25/2032 •	21	72

Morgan Stanley Mortgage Loan Trust
4.113% due 11/25/2036 •	538	34
4.313% due 10/25/2036 •	1,168	323

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationstar Home Equity Loan Trust
4.213% due 03/25/2037 •	$5,632	$5,505
4.348% due 09/25/2036 •	5,483	5,273

New Century Home Equity Loan Trust
4.153% due 05/25/2036 •	41	41
4.468% due 02/25/2036 •	4,706	4,610
4.573% due 03/25/2035 •	1,980	1,981
5.650% due 08/25/2034 ~	31	40
5.743% due 07/25/2035 •	23,643	22,574
7.000% due 06/20/2031 ~	1,028	947

Newcastle Mortgage Securities Trust
4.513% due 03/25/2036 •	7,700	7,625

Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.288% due 03/25/2036 •	5,712	5,418

NovaStar Mortgage Funding Trust
3.993% due 03/25/2037 •	538	168
4.093% due 09/25/2037 •	10,395	9,812
4.528% due 01/25/2036 •	21,304	20,603
4.533% due 02/25/2034 •	4,222	4,251
4.893% due 02/25/2034 •	2	2

Option One Mortgage Accept Corp. Asset Back Certificates
4.693% due 08/25/2033 •	21	23

Option One Mortgage Loan Trust
4.333% due 01/25/2036 •	20,332	19,418
4.573% due 02/25/2035 •	313	302
4.588% due 05/25/2034 •	7	7
5.293% due 02/25/2035 •	2,932	2,179

Option One Mortgage Loan Trust Asset-Backed Certificates
4.290% due 08/20/2030 •	1	1

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.843% due 10/25/2034 •	2,097	2,085

Popular ABS Mortgage Pass-Through Trust
3.265% due 01/25/2036 þ	129	125
3.632% due 11/25/2035 •	3,663	3,515

RCKT Mortgage Trust
4.795% due 09/25/2055 þ	6,873	6,820
4.827% due 01/25/2056 þ	2,535	2,518
4.894% due 11/25/2055 þ	13,079	13,003
4.966% due 11/25/2055 þ	4,452	4,430
5.158% due 10/25/2044 þ	2,325	2,324
5.344% due 09/25/2044 þ	1,331	1,333
5.472% due 06/25/2055 þ	5,169	5,190
5.553% due 03/25/2055 þ	3,268	3,289
5.582% due 12/25/2044 þ	2,940	2,954
5.653% due 01/25/2045 þ	3,025	3,042
5.846% due 08/25/2044 þ	29,934	30,108
6.025% due 02/25/2044 ~	465	467
6.141% due 04/25/2044 ~	3,270	3,292
6.808% due 09/25/2043 ~	394	396

Renaissance Home Equity Loan Trust
4.893% due 09/25/2037 •	655	258
4.993% due 08/25/2032 •	377	362
5.033% due 03/25/2033 •	6	6
5.434% due 08/25/2035 þ	1	1
5.784% due 11/25/2034 þ	3,355	2,988

Residential Asset Mortgage Products Trust
4.333% due 02/25/2036 •	9,629	9,350

Residential Asset Securities Corporation Trust
4.063% due 08/25/2036 •	2,253	2,237
4.083% due 08/25/2036 •	18,508	17,064
4.373% due 06/25/2033 •	354	343
4.438% due 01/25/2036 •	7,626	7,611
4.943% due 06/25/2035 •	2,813	2,804
5.443% due 07/25/2035 •	480	482
5.668% due 07/25/2035 •	3,000	2,921
5.713% due 07/25/2035 •	1,645	1,681
5.743% due 11/25/2034 •	2,653	2,657

SACO I Trust
4.153% due 05/25/2036 •	39	83
4.313% due 06/25/2036 •	10	10

SACO I, Inc.
4.543% due 07/25/2035 •	41	42

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SASCO Mortgage Loan Trust
4.704% due 12/25/2034 •	$466	$465
4.918% due 04/25/2035 •	182	194

Saxon Asset Securities Trust
1.582% due 11/25/2035 •	758	539
1.966% due 03/25/2035 •	1,505	1,351
4.033% due 05/25/2047 •	8,173	6,070
4.103% due 09/25/2037 •	494	481
4.663% due 08/25/2035 •	3,011	3,369
5.543% due 12/25/2037 •	5,505	5,325
6.381% due 12/25/2032 •	2,971	2,759

Securitized Asset-Backed Receivables LLC Trust
4.073% due 09/25/2036 •	10,810	6,087
4.093% due 12/25/2036 •	17,455	8,658
4.153% due 05/25/2037 •	17,590	13,801
4.573% due 02/25/2034 •	1,031	1,093

SG Mortgage Securities Trust
4.053% due 07/25/2036 •	44,337	17,997

Soundview Home Loan Trust
3.873% due 06/25/2037 •	3,096	2,090
3.963% due 07/25/2037 •	21,529	19,372
3.963% due 08/25/2037 •	19,748	17,493
4.043% due 08/25/2037 •	3,000	2,731
4.168% due 07/25/2036 •	11,147	9,899
4.408% due 02/25/2036 •	11,226	11,250
4.693% due 10/25/2037 •	55,134	43,752
4.768% due 03/25/2036 •	2,200	2,135
4.793% due 09/25/2037 •	7,008	5,244

Structured Asset Investment Loan Trust
4.558% due 08/25/2035 •	446	439
5.068% due 12/25/2034 •	813	801
5.960% due 04/25/2033 •	3,731	3,983

Structured Asset Securities Corp. Mortgage Loan Trust
3.948% due 09/25/2036 •	5,683	3,446
4.053% due 05/25/2047 •	21,126	19,150
4.113% due 01/25/2037 •	3,267	3,139

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.375% due 08/25/2031	2	1

Towd Point Mortgage Trust
4.720% due 02/25/2066 þ	1,876	1,853
5.091% due 10/25/2065 þ	4,702	4,681
5.278% due 08/25/2065 þ	5,241	5,239
5.348% due 07/25/2065 þ	1,892	1,894
5.725% due 11/25/2064 þ	2,393	2,403
6.125% due 02/25/2064 ~	491	493
6.290% due 05/25/2064 ~	3,273	3,302

Washington Mutual Asset-Backed Certificates Trust
3.913% due 10/25/2036 •	72	25

Wells Fargo Home Equity Asset-Backed Securities Trust
4.138% due 01/25/2037 •	3,522	3,558

		1,343,170

HOME EQUITY SEQUENTIAL 0.1%

EquiFirst Mortgage Loan Trust
4.250% due 09/25/2033 þ	75	72

JP Morgan Mortgage Acquisition Trust
4.073% due 03/25/2047 •	3,532	3,380

Towd Point Mortgage Trust
4.961% due 01/25/2066 þ	2,833	2,818

Wells Fargo Home Equity Asset-Backed Securities Trust
4.433% due 03/25/2037 •	230	215

		6,485

MANUFACTURING HOUSE ABS OTHER 0.0%

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~	4	4

MANUFACTURING HOUSE SEQUENTIAL 0.1%

Cascade MH Asset Trust
5.695% due 11/25/2056 ~	883	895

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	33

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 ~	$22,467	$3,447

		4,342

WHOLE LOAN COLLATERAL 3.3%

Bear Stearns Asset-Backed Securities I Trust
4.043% due 07/25/2036 •	8,379	6,513
5.500% due 06/25/2034 þ	146	141
5.500% due 12/25/2035	45	29
14.041% due 02/25/2037 •	2,245	1,964

Bear Stearns Asset-Backed Securities Trust
4.293% due 05/25/2037 •	426	407
4.831% due 07/25/2036 ~	2	2
5.500% due 01/25/2034 þ	15	13
5.750% due 10/25/2033 þ	25	31

Citigroup Mortgage Loan Trust, Inc.
4.198% due 06/25/2037 •	24,348	23,521
4.213% due 08/25/2036 •	5,500	5,472
4.258% due 08/25/2036 •	11,380	10,681
6.050% due 08/25/2035 þ	166	156
6.129% due 08/25/2035 þ	919	853

First Franklin Mortgage Loan Trust
3.913% due 11/25/2036 •	29,138	27,196
4.013% due 12/25/2037 •	28,993	27,793
4.103% due 11/25/2036 •	25,256	22,172
4.113% due 06/25/2036 •	7,448	7,375
4.468% due 11/25/2035 •	530	532
4.543% due 12/25/2035 •	13,135	12,922
5.668% due 03/25/2034 •	1,765	1,683
5.668% due 07/25/2034 •	1,447	1,461

Lehman XS Trust
4.193% due 06/25/2046 •	4,620	4,431
4.213% due 04/25/2036 •	1,987	1,783
4.253% due 03/25/2036 •	5,792	5,896
4.273% due 03/25/2037 •	9,959	9,465
4.393% due 06/25/2037 •	18,669	17,432

Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.768% due 07/25/2035 •	2,776	2,801

Pretium Mortgage Credit Partners LLC
4.968% due 02/25/2056 þ	990	982
5.151% due 02/25/2056 þ	977	970
5.180% due 01/25/2056 þ	1,657	1,645
5.184% due 11/25/2055 þ	2,814	2,797
5.193% due 10/25/2055 þ	2,110	2,111
5.265% due 12/25/2055 þ	1,840	1,829
5.342% due 12/25/2055 þ	2,736	2,728
5.510% due 04/25/2056 þ	1,500	1,501
5.657% due 08/25/2055 þ	3,424	3,433
5.732% due 08/25/2055 þ	938	941
5.744% due 06/25/2055 þ	899	901
6.244% due 05/25/2055 þ	5,268	5,280

RAAC Trust
5.893% due 05/25/2044 •	500	502
7.543% due 12/25/2035 •	654	683

RCO X Mortgage LLC
5.418% due 10/25/2030 þ	1,375	1,372

Residential Asset Mortgage Products Trust
4.393% due 05/25/2036 •	17,028	14,601
4.573% due 09/25/2035 •	2,450	2,399

Securitized Asset-Backed Receivables LLC Trust
3.893% due 10/25/2036 •	4,145	1,357
4.293% due 03/25/2036 •	3,111	1,976

Specialty Underwriting & Residential Finance Trust
4.073% due 06/25/2037 •	21,234	20,045
4.093% due 06/25/2037 •	16,978	10,377
4.253% due 04/25/2037 •	7,814	5,789
4.693% due 06/25/2036 •	7,519	7,320

VCAT LLC
5.062% due 02/25/2056 þ	973	969
5.101% due 01/25/2056 þ	943	939

		286,172

OTHER ABS 18.2%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •	2,900	2,904

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

37 Capital CLO 4 Ltd.
4.762% due 04/15/2035 •	$5,000	$5,001

37 Capital CLO II Ltd.
4.962% due 07/15/2034 •	1,600	1,602

522 Funding CLO Ltd.
4.871% due 10/23/2034 •	2,600	2,604

ACHV ABS Trust
4.760% due 04/26/2032	164	164
5.010% due 12/26/2031	172	173
5.040% due 04/26/2032	262	263
5.900% due 04/25/2031	36	36

Affirm Master Trust
4.670% due 07/15/2033	7,400	7,425
4.990% due 02/15/2033	8,100	8,152

AGL CLO 14 Ltd.
4.800% due 12/02/2034 •	6,750	6,757

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •	2,400	2,401

AMMC CLO 27 Ltd.
4.748% due 01/20/2037 •	3,700	3,700

Anchorage Capital CLO 20 Ltd.
4.768% due 01/20/2035 •	1,000	1,000

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •	6,500	6,503

Anchorage Capital CLO 28 Ltd.
4.829% due 04/20/2037 •	10,900	10,875

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	1,762	1,722
4.169% due 04/25/2038	1,000	956

Anchorage Credit Funding 11 Ltd.
3.400% due 04/25/2038	8,212	7,994

Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038	1,903	1,845

Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039	1,000	959

Anchorage Credit Funding 14 Ltd.
3.000% due 01/21/2040	1,000	956

Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040	10,800	10,710
5.702% due 10/22/2040	2,100	2,086

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040	9,400	9,318

Anchorage Credit Funding 20 Ltd.
4.896% due 04/25/2042 (c)	9,900	9,900
5.196% due 04/25/2042 (c)	1,400	1,400

Anchorage Credit Funding 3 Ltd.
2.871% due 01/28/2039	1,725	1,649

Anchorage Credit Funding 8 Ltd.
4.430% due 07/25/2037	1,381	1,367

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037	1,243	1,226

Apex Credit CLO Ltd.
5.468% due 04/20/2036 •	6,400	6,410

Apidos CLO XI
4.908% due 04/17/2034 •	7,400	7,410

Aqua Finance Issuer Trust
4.760% due 04/17/2051	1,900	1,892
4.790% due 05/17/2051	2,871	2,886

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •	10,500	10,503

ARES LXV CLO Ltd.
4.788% due 07/25/2034 •	5,100	5,101

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •	10,600	10,611

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •	6,700	6,708

Atlantic Avenue Ltd.
4.928% due 01/20/2035 •	7,400	7,404
5.152% due 10/15/2038 •	11,900	11,928

Atlas Senior Loan Fund XV Ltd.
4.891% due 10/23/2032 •	3,792	3,799

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •	6,600	6,604

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •	$6,800	$6,791

Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •	9,750	9,752
4.700% due 10/21/2034 •	4,100	4,100
4.728% due 07/24/2034 •	4,000	4,003
4.760% due 10/21/2034 •	3,700	3,702
4.819% due 04/22/2035 •	9,200	9,198
4.821% due 10/23/2034 •	1,000	1,001

Benefit Street Partners CLO XXII Ltd.
4.818% due 04/20/2035 •	6,300	6,302

BHG Securitization Trust
1.420% due 11/17/2033	199	198
4.820% due 04/17/2036	964	967
4.840% due 09/17/2036	3,391	3,402

BlueMountain CLO Ltd.
4.853% due 11/15/2030 •	164	164
4.858% due 10/25/2030 •	1,647	1,649

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •	10,300	10,302

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •	11,250	11,253

Canyon Capital CLO Ltd.
4.682% due 10/15/2034 •	2,800	2,796

Canyon CLO Ltd.
4.752% due 07/15/2034 •	1,000	1,001
4.772% due 10/15/2034 •	4,100	4,100

Capital Four U.S. CLO I Ltd.
4.805% due 01/18/2035 •	7,800	7,788

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •	30,000	30,098

Capital Street Master Trust
4.772% due 08/16/2029 •	4,000	3,996

Carlyle Global Market Strategies CLO Ltd.
4.758% due 07/20/2034 •	8,300	8,305

Carlyle U.S. CLO Ltd.
4.748% due 01/25/2035 •	1,500	1,497
4.778% due 10/20/2034 •	500	500

CarVal CLO I Ltd.
4.901% due 07/16/2031 •	2,016	2,018

CarVal CLO III Ltd.
4.658% due 07/20/2032 •	5,234	5,231

CBAM Ltd.
5.029% due 07/20/2031 •	3,030	3,033

Cedar Funding VI CLO Ltd.
4.758% due 04/20/2034 •	6,600	6,605

CIFC Funding Ltd.
4.880% due 10/24/2030 •	33	33

College Avenue Student Loans LLC
1.600% due 07/25/2051	5,547	5,118
3.280% due 12/28/2048	5,733	5,504
4.130% due 12/26/2047	2,865	2,816
4.893% due 07/25/2051 •	3,309	3,306
4.993% due 12/26/2047 •	2,100	2,103
5.562% due 05/25/2055 •	920	937

CoreVest American Finance Ltd.
1.358% due 08/15/2053	650	647

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •	3,700	3,701

Crossroads Asset Trust
4.910% due 02/20/2032	515	518

Crown Point CLO 7 Ltd.
4.898% due 10/20/2031 •	95	95

DB Master Finance LLC
4.030% due 11/20/2047	736	729

Dell Equipment Finance Trust
4.690% due 08/22/2030	1,684	1,686

Diameter Capital CLO 6 Ltd.
5.282% due 04/15/2037 •	11,700	11,735

DLLMT LLC
4.030% due 07/20/2028	500	500

Domino’s Pizza Master Issuer LLC
2.662% due 04/25/2051	486	461
3.151% due 04/25/2051	486	442

34	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.668% due 10/25/2049	$1,824	$1,755

Dryden 43 Senior Loan Fund
4.738% due 04/20/2034 •	1,000	1,001

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •	147	147

Dryden 86 CLO Ltd.
4.798% due 07/17/2034 •	600	601

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •	9,100	9,102

ECMC Group Student Loan Trust
4.926% due 11/25/2069 •	4,269	4,301

Elevation CLO Ltd.
4.798% due 07/25/2034 •	6,100	6,106
4.968% due 01/25/2035 •	6,600	6,604
5.268% due 01/25/2035 •	1,000	1,001
5.518% due 01/25/2035 •	1,000	994

Flatiron CLO 19 Ltd.
4.833% due 11/16/2034 •	1,750	1,752

Fortress Credit BSL VII Ltd.
4.761% due 07/23/2032 •	595	596

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •	2,347	2,348

Fortress Credit BSL XX Ltd.
4.911% due 01/23/2037 •	4,700	4,702

Foundation Finance Trust
4.670% due 04/15/2052	927	922

Galaxy XXII CLO Ltd.
4.683% due 04/16/2034 •	2,200	2,199

Gallatin CLO VIII Ltd.
5.024% due 07/15/2031 •	5,202	5,208

GoldenTree Loan Management U.S. CLO 8 Ltd.
4.818% due 10/20/2034 •	1,000	1,001

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •	8,200	8,203

GoodLeap Home Improvement Solutions Trust
5.320% due 06/20/2049	3,525	3,549

GreatAmerica Leasing Receivables Funding LLC
5.280% due 03/15/2027	4,670	4,682

GreenSky Home Improvement Issuer Trust
4.340% due 12/27/2060	1,752	1,753
4.520% due 12/27/2060	2,896	2,895
4.590% due 12/27/2060	1,450	1,447
4.890% due 06/25/2060	1,442	1,442
4.930% due 06/25/2060	860	864
5.020% due 06/25/2060	900	911
5.120% due 03/25/2060	768	770
5.150% due 10/27/2059	702	709
5.220% due 03/25/2060	873	879
5.320% due 03/25/2060	2,900	2,950
5.550% due 06/25/2059	500	509
5.880% due 06/25/2059	158	158

Greywolf CLO III Ltd.
4.899% due 04/22/2033 •	4,196	4,200
5.519% due 04/22/2033 •	2,700	2,705

Greywolf CLO IV Ltd.
4.908% due 04/17/2034 •	2,700	2,703

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •	6,250	6,252

Harvest U.S. CLO Ltd.
4.822% due 01/15/2037 •	11,400	11,392

Home Partners of America Trust
2.200% due 01/17/2041	4,819	4,529

ICG U.S. CLO Ltd.
4.661% due 01/16/2033 •	1,175	1,176
4.818% due 10/20/2034 •	6,700	6,708

Invesco CLO Ltd.
4.818% due 07/20/2035 •	7,400	7,403

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •	6,500	6,506

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •	6,700	6,709

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •	14,000	14,014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KKR CLO 21 Ltd.
4.934% due 04/15/2031 •	$128	$129

KKR CLO 27 Ltd.
4.782% due 01/15/2035 •	2,700	2,701

KKR CLO 33 Ltd.
4.748% due 07/20/2034 •	2,800	2,803

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •	10,300	10,313

KKR CLO 38 Ltd.
4.829% due 01/15/2038 •	1,600	1,599

KKR CLO 42 Ltd.
4.818% due 07/20/2034 •	8,700	8,711

LCM 30 Ltd.
5.009% due 04/20/2031 •	282	283

LCM 31 Ltd.
4.948% due 07/20/2034 •	40,900	40,953

LCM 34 Ltd.
4.848% due 10/20/2034 •	300	300

LCM 35 Ltd.
4.752% due 10/15/2034 •	4,400	4,393

LCM 39 Ltd.
4.703% due 10/15/2034 •	1,750	1,750

LendingPoint Pass-Through Trust
5.700% due 07/15/2029	31	31

Lendmark Funding Trust
4.470% due 02/21/2034	1,600	1,598
5.530% due 06/21/2032	800	806

M&T Equipment Notes
4.700% due 12/16/2027	6,926	6,950

Madison Park Funding XLIX Ltd.
4.718% due 10/19/2034 •	6,250	6,253

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •	9,200	9,194

Madison Park Funding XXXIX Ltd.
4.919% due 10/22/2034 •	1,000	1,001

Marble Point CLO XXII Ltd.
4.888% due 07/25/2034 •	7,900	7,896

Marble Point CLO XXIV Ltd.
4.753% due 04/20/2035 •	8,700	8,702

Marlette Funding Trust
7.130% due 12/15/2033	368	371

Massachusetts Educational Financing Authority
5.099% due 04/25/2038 •	70	70

Mountain View CLO LLC
4.547% due 04/14/2033 •	1,200	1,199

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •	6,300	6,308

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •	4,800	4,800

Navesink CLO 6 Ltd.
0.000% due 04/15/2037 •	9,750	9,750

Navient Education Loan Trust
5.020% due 07/15/2055	2,360	2,367

Navient Private Education Loan Trust
5.237% due 07/16/2040 •	811	813

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	676	643
1.330% due 04/15/2069	924	849
1.690% due 05/15/2069	589	552
2.600% due 08/15/2068	929	899
4.787% due 04/15/2069 •	1,040	1,035

Navient Refinance Loan Trust
5.150% due 02/16/2055	1,358	1,365

Navient Student Loan Trust
4.767% due 12/15/2059 •	1,631	1,631
5.372% due 03/15/2072 •	3,700	3,722
7.230% due 03/15/2072	4,300	4,642

Nelnet Student Loan Trust
4.576% due 09/25/2065 •	4,719	4,726
4.610% due 02/21/2061	40,137	39,651
4.670% due 06/22/2065	29,415	29,121
4.676% due 06/27/2067 •	11,978	11,965
4.840% due 05/17/2055	16,036	15,977

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.973% due 02/21/2061 •	$12,804	$12,872
5.022% due 05/17/2055 •	15,067	15,163
5.023% due 06/22/2065 •	21,523	21,705
5.873% due 02/20/2041 •	2,627	2,683
6.640% due 02/20/2041	2,246	2,323

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.718% due 07/17/2036 •	5,300	5,303

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.727% due 10/14/2036 •	6,400	6,404

Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.918% due 10/25/2036 •	7,600	7,601

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •	7,000	7,006

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •	1,067	1,068

Northwoods Capital XIV-B Ltd.
4.883% due 11/13/2031 •	434	434

Ocean Trails CLO X
4.972% due 10/15/2034 •	1,000	1,001

Ocean Trails CLO XI
4.698% due 07/20/2034 •	7,300	7,301

Octagon Investment Partners 36 Ltd.
4.904% due 04/15/2031 •	328	329

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •	8,900	8,903

OFSI BSL X Ltd.
4.938% due 04/20/2034 •	5,200	5,207

OneMain Financial Issuance Trust
1.750% due 09/14/2035	1,071	1,056
5.172% due 09/15/2036 •	6,000	6,041

Oportun Funding Trust
4.960% due 08/16/2032	322	322

Pagaya AI Debt Grantor Trust
4.684% due 08/17/2026	924	924
4.865% due 10/15/2032	3,302	3,307
4.961% due 10/15/2032	302	302
5.065% due 03/15/2032	486	487
5.108% due 03/15/2033	600	601
5.156% due 07/15/2032	606	607
5.183% due 06/15/2032	736	739
5.331% due 01/15/2032	426	428
6.278% due 10/15/2031	271	271

Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031	277	277

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	3,860	3,874

Pagaya AI Debt Trust
5.373% due 01/17/2033	1,020	1,024
6.258% due 10/15/2031	695	695
6.319% due 08/15/2031	286	286

Pagaya Point of Sale Holdings Grantor Trust
5.715% due 01/20/2034	1,800	1,807

Palmer Square Loan Funding Ltd.
4.480% due 10/15/2032 •	1,300	1,300
4.489% due 01/15/2033 •	9,300	9,289
4.660% due 01/15/2034 •	3,100	3,101

Pikes Peak CLO 2
4.888% due 10/11/2034 •	6,000	6,008

Pikes Peak CLO 4
4.882% due 07/15/2034 •	6,100	6,108

Planet Fitness Master Issuer LLC
5.274% due 12/06/2055	1,100	1,101

Post CLO Ltd.
4.752% due 10/15/2034 •	16,000	16,016
4.762% due 04/20/2035 •	7,500	7,502

PPM CLO 3 Ltd.
4.788% due 07/17/2034 •	4,300	4,304

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •	7,500	7,509

RCKT Trust
4.480% due 11/27/2034	579	579
4.900% due 07/25/2034	210	210

Reach ABS Trust
4.320% due 02/15/2033	2,658	2,659

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	35

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.930% due 08/18/2032	$3,596	$3,611
4.960% due 08/16/2032	753	755
5.880% due 07/15/2031	155	156

Regional Management Issuance Trust
5.110% due 12/15/2033	1,800	1,807
5.830% due 07/15/2036	900	913

Riserva CLO Ltd.
4.718% due 01/18/2034 •	5,000	5,003

Rockford Tower CLO Ltd.
4.798% due 07/20/2034 •	2,800	2,803
4.868% due 07/20/2035 •	6,400	6,403

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •	5,700	5,706

Romark CLO V Ltd.
4.862% due 01/15/2035 •	7,800	7,795

Romark Credit Funding II Ltd.
2.625% due 10/25/2039	2,000	1,904

Romark Credit Funding III Ltd.
5.539% due 09/15/2042	2,500	2,503

Romark Credit Funding Ltd.
5.423% due 07/29/2043	8,300	8,345

Romark WM-R Ltd.
4.959% due 04/20/2031 •	227	227

Sandstone Peak Ltd.
4.842% due 04/15/2038 •	8,750	8,729

Sculptor CLO XXVII Ltd.
4.809% due 04/20/2037 •	8,100	8,093

Shenton Aircraft Investment I Ltd.
4.750% due 10/15/2042	4,881	4,881

Silver Rock CLO II Ltd.
4.708% due 01/20/2035 •	5,000	5,002

SLC Student Loan Trust
4.853% due 06/15/2040 •	1,435	1,423

SLM Private Credit Student Loan Trust
4.266% due 06/15/2039 •	717	703

SLM Student Loan Trust
5.153% due 12/15/2033 •	9,116	9,028
5.849% due 01/27/2027 •	1,682	1,690

SMB Private Education Loan Trust
1.600% due 09/15/2054	8,799	8,323
3.940% due 02/16/2055	9,349	9,067
4.643% due 09/15/2054 •	3,727	3,718
4.772% due 06/17/2052 •	678	678
4.772% due 07/15/2053 •	15,644	15,636
5.020% due 03/17/2053	6,286	6,295
5.030% due 03/15/2056 (c)	48,860	48,919
5.060% due 03/16/2054	2,864	2,886
5.090% due 10/16/2056	1,550	1,563
5.122% due 02/16/2055 •	11,640	11,757
5.122% due 03/15/2056 •	4,674	4,721
5.130% due 04/15/2054	2,852	2,875
5.240% due 03/15/2056	5,298	5,350
5.380% due 01/15/2053	277	280
5.380% due 07/15/2053	33,049	33,561
5.500% due 06/17/2052	2,863	2,922
5.522% due 05/16/2050 •	566	575

SoFi Consumer Loan Program Trust
4.240% due 08/25/2035	3,680	3,675
4.470% due 08/15/2034	3,450	3,451
4.800% due 02/27/2034	658	660
4.820% due 06/25/2034	7,319	7,345

SoFi Professional Loan Program LLC
1.950% due 02/15/2046	638	601
2.370% due 11/16/2048	7,147	6,960

Sound Point CLO XIX Ltd.
4.934% due 04/15/2031 •	261	261

Sound Point CLO XX Ltd.
5.030% due 07/26/2031 •	971	972

Sound Point CLO XXIII
5.104% due 07/15/2034 •	7,000	7,009

Sound Point CLO XXVII Ltd.
5.110% due 10/25/2034 •	3,500	3,505

Sound Point CLO XXVIII Ltd.
4.948% due 01/25/2032 •	2,742	2,740

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sounds Point CLO IV-R Ltd.
5.079% due 04/18/2031 •	$2,540	$2,543

Sunbit Asset Securitization Trust
5.360% due 07/15/2030	2,900	2,905

Sycamore Tree CLO Ltd.
0.000% due 01/20/2037 •	8,550	8,544

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •	7,000	6,999

Symphony CLO XXII Ltd.
4.848% due 04/18/2033 •	1,698	1,699

Symphony CLO XXIV Ltd.
4.801% due 10/23/2035 •	4,700	4,694

Symphony CLO XXIX Ltd.
4.822% due 10/15/2035 •	7,300	7,291

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •	9,000	9,005

Symphony CLO XXXII Ltd.
4.821% due 10/23/2035	9,200	9,201

T-Mobile U.S. Trust
4.250% due 05/21/2029	2,700	2,705

TCI-Symphony CLO Ltd.
4.933% due 10/13/2032 •	9,857	9,867

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •	7,200	7,209

Tesla Sustainable Energy Trust
5.290% due 06/20/2050	600	598

Thayer Park CLO Ltd.
4.668% due 04/20/2034 •	3,800	3,798

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •	12,300	12,316

Tralee CLO V Ltd.
4.748% due 10/20/2034 •	4,700	4,693

Tricon American Homes Trust
1.499% due 07/17/2038	26,196	25,958
2.049% due 07/17/2038	5,280	5,232
2.249% due 07/17/2038	3,300	3,271

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •	6,200	6,199

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •	7,200	7,205

Trinitas CLO VII Ltd.
4.728% due 01/25/2035 •	5,300	5,302

Trinitas CLO XIX Ltd.
4.778% due 10/20/2033 •	4,999	4,999

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •	10,700	10,713

Trinitas CLO XX Ltd.
4.708% due 07/20/2035 •	4,100	4,101

Trysail CLO Ltd.
4.907% due 10/20/2033 •	1,000	1,001

Unity-Peace Park CLO Ltd.
4.723% due 04/20/2035 •	12,100	12,103

Upstart Pass-Through Trust
7.900% due 10/20/2028	1,863	1,877

Upstart Securitization Trust
4.600% due 09/20/2035	1,940	1,940
6.330% due 04/20/2035	500	508

Upstart Structured Pass-Through Trust
4.250% due 06/17/2030	97	97

UPX HIL Issuer Trust
5.160% due 01/25/2047	780	778

VB-S1 Issuer LLC
4.693% due 03/15/2056	12,300	12,101

Venture 33 CLO Ltd.
4.994% due 07/15/2031 •	211	211

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •	800	801

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •	55,438	55,495

Voya CLO Ltd.
4.728% due 04/20/2034 •	12,400	12,409
4.868% due 07/20/2032 •	1,500	1,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.009% due 10/17/2032 •	$18,918	$18,936

Wellfleet CLO Ltd.
4.822% due 07/15/2034 •	5,300	5,305

Wind River CLO Ltd.
4.732% due 10/15/2034 •	4,824	4,827
4.778% due 07/20/2034 •	7,900	7,905

		1,580,830

Total Asset-Backed Securities (Cost $4,869,467)		4,772,492

	SHARES
SHORT-TERM INSTRUMENTS 1.1%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (g)	1,477,091	1,477

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.6%

AmeriCredit Automobile Receivables Trust
4.185% due 11/18/2026	$555	555

ARI Fleet Lease Trust
3.812% due 01/15/2027	6,952	6,951

FCCU Auto Receivables Trust
3.893% due 02/16/2027	692	692

GLS Auto Select Receivables Issuer Trust
3.792% due 01/15/2027	529	529

LAD Auto Receivables Trust
3.871% due 02/16/2027	1,969	1,968

Westlake Automobile Receivables Trust
3.874% due 01/15/2027	3,953	3,953
3.893% due 01/15/2027	34,077	34,073

		48,721

U.S. TREASURY BILLS 0.5%
3.714% due 06/30/2026 - 07/21/2026 (d)(e)	42,244	41,848

Total Short-Term Instruments (Cost $92,050)		92,046

Total Investments in Securities (Cost $12,007,422)		11,829,048

	SHARES
INVESTMENTS IN AFFILIATES 18.5%

SHORT-TERM INSTRUMENTS 18.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.5%

PIMCO Short-Term Floating NAV Portfolio III	164,995,144	1,606,888

Total Short-Term Instruments (Cost $1,606,465)		1,606,888

Total Investments in Affiliates (Cost $1,606,465)		1,606,888

Total Investments 155.0% (Cost $13,613,887)		$13,435,936

Financial Derivative Instruments (h)(j) (0.0)% (Cost or Premiums, net $49,884)		(1,623)

Other Assets and Liabilities, net (55.0)%		(4,764,059)

Net Assets 100.0%		$8,670,254

36	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.3)%
Uniform Mortgage-Backed Security, TBA	4.500%	04/01/2056	$13,000	$(12,698)	$(12,548)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	73,635	(72,447)	(72,631)
Uniform Mortgage-Backed Security, TBA	6.000	05/01/2056	25,595	(25,933)	(26,060)

Total Short Sales (1.3)%				$(111,078)	$(111,239)

(h) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	3,106	$644,325	$(4,754)	$243	$0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	430	50,122	(1,660)	94	0

				$(6,414)	$337	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2026	99	$(23,840)	$370	$0	$(1)
U.S. Treasury 5-Year Note June Futures	06/2026	7,601	(822,274)	11,567	0	(1,069)
U.S. Treasury 10-Year Note June Futures	06/2026	11,305	(1,255,385)	23,652	0	(2,650)
U.S. Treasury Long-Term Bond June Futures	06/2026	748	(85,179)	2,593	0	(280)

				$38,182	$0	$(4,000)

Total Futures Contracts				$31,768	$337	$(4,000)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	37

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	0.928%	Semi-Annual	05/06/2026	$10,100	$(11)	$63	$52	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	69,500	(1,301)	772	(529)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	176,400	(2,985)	2,153	(832)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	70,230	3	354	357	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	2,500	(40)	83	43	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	105,400	2,374	(1,088)	1,286	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	14,500	(21)	(352)	(373)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	5,300	(7)	(120)	(127)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	10,200	(18)	(240)	(258)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	5,000	(5)	(122)	(127)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	10,400	(20)	(226)	(246)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	6,800	(12)	(130)	(142)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	11,500	(24)	(176)	(200)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.620	Annual	04/18/2027	10,700	(34)	(453)	(487)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.783	Annual	04/22/2027	8,000	(28)	(311)	(339)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	8,100	(28)	(311)	(339)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	12,600	501	210	711	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	17,800	(71)	(494)	(565)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	13,600	517	(159)	358	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	12,300	(50)	(309)	(359)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	12,100	(61)	(234)	(295)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	11,700	(59)	(153)	(212)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	5,900	(30)	(52)	(82)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	36,450	(265)	(323)	(588)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	4,800	0	16	16	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	9,500	0	27	27	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	3,400	0	(5)	(5)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	62,849	(2,404)	(2,103)	(4,507)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	1,100	(4)	4	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	26,150	(3)	371	368	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	8,100	(10)	(521)	(531)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	35,446	583	(2,639)	(2,056)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	207,390	(314)	1,223	909	131	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	7,800	(2)	481	479	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	3,000	(5)	(196)	(201)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	5,100	(10)	(315)	(325)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	68,400	(163)	(3,675)	(3,838)	41	0
Pay	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	497,600	0	(532)	(532)	457	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	14,800	(22)	914	892	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	11,800	250	681	931	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	117,740	215	(922)	(707)	0	(111)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	38,000	(327)	3,334	3,007	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	28,600	(363)	2,353	1,990	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	14,100	(13)	992	979	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	78,600	3,058	(1,351)	1,707	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	320,180	9,752	22,231	31,983	0	(261)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	1,085,170	(17,257)	(4,364)	(21,621)	1,057	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	182,090	2,143	3,595	5,738	0	(175)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	104,640	(1,544)	992	(552)	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	16,900	0	61	61	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	39,300	0	139	139	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	33,800	0	114	114	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	33,500	0	79	79	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	60,500	0	117	117	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	42,300	0	55	55	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	76,200	0	79	79	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	76,100	0	73	73	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	33,700	0	26	26	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	33,600	0	0	0	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	22,300	0	(42)	(42)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	17,800	0	(44)	(44)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	28,300	0	(84)	(84)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	47,100	0	(143)	(143)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	35,700	0	(112)	(112)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	22,300	0	(101)	(101)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	22,300	0	(102)	(102)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	22,300	0	(107)	(107)	0	(23)

38	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.732%	Annual	10/31/2030	$14,800	$0	$(74)	$(74)	$0	$(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	22,300	0	(116)	(116)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	22,300	0	(120)	(120)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	22,300	0	(130)	(130)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	9,102	29	1,093	1,122	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	15,430	(269)	174	(95)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	204,570	1,606	(508)	1,098	0	(211)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	17,670	(812)	307	(505)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	44,422	(3,235)	(3,376)	(6,611)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	467,700	6,337	(7,691)	(1,354)	0	(518)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	10,100	(44)	1,311	1,267	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	6,100	(14)	(736)	(750)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	6,100	(10)	(727)	(737)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	4,000	(9)	(474)	(483)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	4,000	(8)	(473)	(481)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	33,720	47	(213)	(166)	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	4,000	(10)	(468)	(478)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	5,000	(14)	(605)	(619)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	3,800	(11)	(435)	(446)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	6,400	(24)	(672)	(696)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	1,900	10	190	200	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	3,100	12	313	325	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	5,700	(20)	(563)	(583)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	6,100	(23)	(614)	(637)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	2,100	(10)	(205)	(215)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	88,270	3,344	(1,357)	1,987	0	(100)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	23,300	(115)	(2,754)	(2,869)	24	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	11,800	(61)	(1,351)	(1,412)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	329,800	0	(107)	(107)	386	0
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	333,400	0	(584)	(584)	391	0
Pay	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	270,200	0	(408)	(408)	317	0
Pay	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	333,700	0	(482)	(482)	392	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	298,700	0	36	36	351	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	71,100	(5,283)	(5,920)	(11,203)	72	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	51,180	(2,503)	(3,932)	(6,435)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	11,890	153	210	363	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	1,100	(15)	(58)	(73)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	1,100	(15)	(57)	(72)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	8,900	(74)	(298)	(372)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	97,750	(1,707)	1,484	(223)	0	(116)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	67,330	(1,146)	970	(176)	0	(79)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	2,500	(10)	(34)	(44)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	2,600	(11)	(39)	(50)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	780	(3)	(11)	(14)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	2,600	(9)	(58)	(67)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	5,000	(18)	(65)	(83)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	92,549	(1,310)	1,168	(142)	0	(114)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	40,720	759	(182)	577	0	(45)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,530	(9)	(76)	(85)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	14,105	141	632	773	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	22,500	(969)	567	(402)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	30,600	849	(285)	564	0	(37)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	50,910	(1,373)	1,115	(258)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	14,440	(97)	156	59	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	943,940	47,260	1,561	48,821	0	(798)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	8,600	(145)	217	72	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	1.524	Semi-Annual	01/19/2051	23,500	(169)	(10,641)	(10,810)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	65,800	12,519	20,301	32,820	181	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051	22,900	(173)	9,004	8,831	60	0
Receive	1-Day USD-SOFR Compounded-OIS	1.968	Semi-Annual	06/23/2051	69,000	(526)	27,125	26,599	180	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	1,000	(8)	(414)	(422)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	1,000	(9)	(405)	(414)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	174,500	20,937	49,920	70,857	511	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	1,300	(12)	(217)	(229)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	44,800	4,229	6,559	10,788	146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	109,800	5,438	11,114	16,552	377	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	166,700	(22,712)	(3,640)	(26,352)	0	(611)

Total Swap Agreements						$52,560	$102,933	$155,493	$5,452	$(4,459)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	39

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$337	$5,452	$5,789	$0	$(4,000)	$(4,459)	$(8,459)

(i)

Securities with an aggregate market value of $67,418 and cash of $5,381 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(j) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	Long Beach Mortgage Loan Trust 6.584% due 07/25/2033	6.250%	Monthly	07/25/2033	$45	$0	$0	$0	$0

GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950	Monthly	11/25/2034	0	0	0	0	0

						$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$7,253	$(2,125)	$1,544	$0	$(581)

DUB	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	102	(41)	26	0	(15)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	36	(1)	1	0	0

GST	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	29,989	232	(155)	77	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	160,600	(84)	640	556	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	21	(1)	1	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,107	(96)	96	0	0

JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,819	(72)	77	5	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	33	(1)	1	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	897	(41)	41	0	0

MYI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	0	44	44	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	0	41	41	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	7	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	60,221	(603)	685	82	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,079	197	(57)	140	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	135,000	(340)	778	438	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	(40)	260	0

						$(2,676)	$3,723	$1,643	$(596)

Total Swap Agreements						$(2,676)	$3,723	$1,643	$(596)

40	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
BOA	$0	$0	$0	$0	$0	$0	$(581)	$(581)	$(581)	$583	$2
DUB	0	0	0	0	0	0	(15)	(15)	(15)	183	168
GST	0	0	633	633	0	0	0	0	633	(1,000)	(367)
JPS	0	0	5	5	0	0	0	0	5	0	5
MYI	0	0	85	85	0	0	0	0	85	0	85
SAL	0	0	920	920	0	0	0	0	920	(850)	70

Total Over the Counter	$0	$0	$1,643	$1,643	$0	$0	$(596)	$(596)

(k)

Securities with an aggregate market value of $766 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$337	$337
Swap Agreements	0	0	0	0	5,452	5,452

	$0	$0	$0	$0	$5,789	$5,789

Over the counter
Swap Agreements	$0	$1,643	$0	$0	$0	$1,643

	$0	$1,643	$0	$0	$5,789	$7,432

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,000	$4,000
Swap Agreements	0	0	0	0	4,459	4,459

	$0	$0	$0	$0	$8,459	$8,459

Over the counter
Swap Agreements	$0	$596	$0	$0	$0	$596

	$0	$596	$0	$0	$8,459	$9,055

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	41

Schedule of Investments	PIMCO ABS and Short-Term Investments Portfolio	(Cont.)	March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(35,595)	$(35,595)
Swap Agreements	0	0	0	0	14,139	14,139

	$0	$0	$0	$0	$(21,456)	$(21,456)

Over the counter
Written Options	$0	$0	$0	$0	$50	$50
Swap Agreements	0	8,207	0	0	0	8,207

	$0	$8,207	$0	$0	$50	$8,257

	$0	$8,207	$0	$0	$(21,406)	$(13,199)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$25,550	$25,550
Swap Agreements	0	0	0	0	4,312	4,312

	$0	$0	$0	$0	$29,862	$29,862

Over the counter
Swap Agreements	$0	$(2,859)	$0	$0	$0	$(2,859)

	$0	$(2,859)	$0	$0	$29,862	$27,003

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12,605	$0	$12,605
Industrials	0	1,095	0	1,095
U.S. Government Agencies	0	5,248,861	0	5,248,861
U.S. Treasury Obligations	0	86,086	0	86,086
Non-Agency Mortgage-Backed Securities	0	1,615,863	0	1,615,863
Asset-Backed Securities
Automobile ABS Other	11,650	10,922	0	22,572
Automobile Sequential	0	1,271,110	0	1,271,110
CMBS Other	0	198,657	0	198,657
Credit Card Other	0	59,150	0	59,150
Home Equity Other	0	1,343,170	0	1,343,170
Home Equity Sequential	0	6,485	0	6,485
Manufacturing House ABS Other	0	4	0	4
Manufacturing House Sequential	0	4,342	0	4,342
Whole Loan Collateral	0	286,172	0	286,172
Other ABS	0	1,580,830	0	1,580,830
Short-Term Instruments
Mutual Funds	1,477	0	0	1,477
Short-Term Notes	0	48,721	0	48,721
U.S. Treasury Bills	0	41,848	0	41,848

	$13,127	$11,815,921	$0	$11,829,048

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,606,888	$0	$0	$1,606,888

Total Investments	$1,620,015	$11,815,921	$0	$13,435,936

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(111,239)	$0	$(111,239)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,789	0	5,789
Over the counter	0	1,643	0	1,643

	$0	$7,432	$0	$7,432

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(8,459)	0	(8,459)
Over the counter	0	0	(596)	(596)

	$0	$(8,459)	$(596)	$(9,055)

Total Financial Derivative Instruments	$0	$(1,027)	$(596)	$(1,623)

Totals	$1,620,015	$11,703,655	$(596)	$13,323,074

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

42	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

INVESTMENTS IN SECURITIES 92.7%

BRAZIL 2.7%

CORPORATE BONDS & NOTES 0.5%

Brazil Minas SPE via State of Minas Gerais
5.333% due 02/15/2028		$2,280	$2,296

SOVEREIGN ISSUES 2.2%

Brazil Government International Bonds
6.000% due 04/07/2026		200	200
7.125% due 05/13/2054		2,396	2,359
7.250% due 01/12/2056		8,258	8,118

			10,677

Total Brazil (Cost $12,874)			12,973

CAYMAN ISLANDS 0.2%

CORPORATE BONDS & NOTES 0.2%

Kona Spc Ltd.
5.718% due 09/15/2026 «•	EUR	1,000	1,163

Total Cayman Islands (Cost $1,170)			1,163

CHILE 1.4%

CORPORATE BONDS & NOTES 0.4%

Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030		$500	476
4.700% due 05/07/2050		2,000	1,684

			2,160

SOVEREIGN ISSUES 1.0%

Chile Government International Bonds
3.100% due 01/22/2061		500	309
4.340% due 03/07/2042		5,000	4,390

			4,699

Total Chile (Cost $7,809)			6,859

COLOMBIA 14.6%

CORPORATE BONDS & NOTES 0.6%

Ecopetrol SA
8.375% due 01/19/2036		$2,700	2,740

SOVEREIGN ISSUES 14.0%

Colombia Government International Bonds
3.125% due 04/15/2031		200	171
3.875% due 04/25/2027		12,800	12,743
5.375% due 01/21/2029		3,900	3,869
6.125% due 01/21/2031		1,500	1,477
6.500% due 01/21/2033		1,500	1,471
8.000% due 04/20/2033		8,000	8,437
8.000% due 11/14/2035		624	655

Colombia TES
9.250% due 05/28/2042	COP	1,056,000	216
11.000% due 08/22/2029		28,613,400	7,214
11.500% due 07/25/2046		1,149,000	277
11.750% due 01/24/2035		65,995,700	16,363
12.750% due 11/28/2040		33,856,300	8,974
13.250% due 02/09/2033		24,977,600	6,697

			68,564

Total Colombia (Cost $70,301)			71,304

COSTA RICA 0.6%

SOVEREIGN ISSUES 0.6%

Costa Rica Government International Bonds
6.001% due 01/16/2036	EUR	2,500	2,978

Total Costa Rica (Cost $2,954)			2,978

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
DOMINICAN REPUBLIC 0.5%

SOVEREIGN ISSUES 0.5%

Dominican Republic International Bonds
4.875% due 09/23/2032		$2,500	$2,310
5.950% due 01/25/2027		200	201

Total Dominican Republic (Cost $2,813)			2,511

INDIA 0.4%

CORPORATE BONDS & NOTES 0.4%

Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra
4.625% due 10/15/2039		$986	798

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026		1,000	999

Total India (Cost $1,966)			1,797

INDONESIA 2.1%

CORPORATE BONDS & NOTES 0.0%

Pelabuhan Indonesia Persero PT
5.375% due 05/05/2045		$200	181

SOVEREIGN ISSUES 2.1%

Indonesia Government International Bonds
3.500% due 02/14/2050		2,000	1,386
4.750% due 07/18/2047		755	662
5.125% due 01/15/2045		1,865	1,743
5.250% due 01/17/2042		500	479
5.250% due 01/08/2047		1,249	1,171
5.950% due 01/08/2046		918	927
6.750% due 01/15/2044		2,400	2,638
7.750% due 01/17/2038		1,025	1,215

			10,221

Total Indonesia (Cost $12,938)			10,402

ISRAEL 2.9%

SOVEREIGN ISSUES 2.9%

Israel Government International Bonds
3.875% due 07/03/2050		$5,000	3,532
5.500% due 03/12/2034		7,000	7,099

State of Israel
3.375% due 01/15/2050		5,400	3,497

Total Israel (Cost $18,461)			14,128

IVORY COAST 1.0%

SOVEREIGN ISSUES 1.0%

Ivory Coast Government International Bonds
5.250% due 03/22/2030	EUR	2,300	2,626
5.875% due 10/17/2031		2,000	2,262

Total Ivory Coast (Cost $4,794)			4,888

KUWAIT 1.8%

SOVEREIGN ISSUES 1.8%

Kuwait International Government Bonds
4.016% due 10/09/2028		$3,000	2,960
4.136% due 10/09/2030		3,000	2,939
4.652% due 10/09/2035		3,000	2,885

Total Kuwait (Cost $9,000)			8,784

LUXEMBOURG 5.1%

		SHARES
COMMON STOCKS 0.8%

Drillco Holdings Luxembourg SA «(e)		123,735	2,846

		SHARES	MARKET VALUE (000S)

Foresea Holdings SA «		48,750	$1,121

			3,967

		PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 2.2%

FORESEA Holding SA
7.500% due 06/15/2030		$2,149	2,111

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		200	201
6.103% due 08/23/2042		3,300	3,288
6.510% due 02/23/2042		5,000	5,184

			10,784

SOVEREIGN ISSUES 2.1%

Eagle Funding Luxco SARL
5.500% due 08/17/2030		10,000	10,065

Total Luxembourg (Cost $22,814)			24,816

MALAYSIA 0.7%

CORPORATE BONDS & NOTES 0.7%

Petronas Capital Ltd.
3.500% due 04/21/2030		$2,500	2,411
4.550% due 04/21/2050		500	430
4.800% due 04/21/2060		200	175

Petronas Energy Canada Ltd.
2.112% due 03/23/2028		500	479

Total Malaysia (Cost $3,760)			3,495

MEXICO 6.6%

CORPORATE BONDS & NOTES 1.3%

Coca-Cola Femsa SAB de CV
1.850% due 09/01/2032		$2,150	1,795

Petroleos Mexicanos
6.700% due 02/16/2032		498	488
7.690% due 01/23/2050		500	433
10.000% due 02/07/2033		3,100	3,534

			6,250

SOVEREIGN ISSUES 5.3%

Mexico Government International Bonds
1.350% due 09/18/2027	EUR	300	337
3.500% due 09/19/2029		1,500	1,705
4.500% due 03/19/2034		1,500	1,689
5.000% due 04/27/2051		$3,300	2,587
5.125% due 03/19/2038	EUR	900	1,006
5.375% due 03/22/2033		$2,500	2,450
5.625% due 02/09/2034		1,500	1,469
5.625% due 09/22/2035		2,500	2,422
6.000% due 05/07/2036		1,200	1,195
6.400% due 05/07/2054		2,000	1,878
6.625% due 01/29/2038		4,155	4,244
6.875% due 05/13/2037		4,500	4,725

Mexico Udibonos
4.000% due 11/30/2028 (c)	MXN	1,937	107
4.000% due 08/24/2034 (c)		531	28

			25,842

Total Mexico (Cost $32,704)			32,092

PARAGUAY 0.2%

SOVEREIGN ISSUES 0.2%

Paraguay Government International Bonds
4.950% due 04/28/2031		$1,000	999

Total Paraguay (Cost $1,091)			999

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	43

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PERU 13.3%

SOVEREIGN ISSUES 13.3%

Peru Government Bonds
6.850% due 08/12/2035	PEN	82,300	$24,149
7.300% due 08/12/2033		47,700	15,019

Peru Government International Bonds
5.875% due 08/08/2054		$1,000	966
6.150% due 08/12/2032	PEN	42,570	12,793
6.950% due 08/12/2031		38,082	11,869

Total Peru (Cost $61,812)			64,796

POLAND 0.4%

SOVEREIGN ISSUES 0.4%

Republic of Poland Government International Bonds
5.125% due 09/18/2034		$2,000	2,013

Total Poland (Cost $1,974)			2,013

QATAR 1.9%

CORPORATE BONDS & NOTES 0.1%

QatarEnergy
2.250% due 07/12/2031		$700	617

SOVEREIGN ISSUES 1.8%

Qatar Government International Bonds
4.400% due 04/16/2050		7,000	5,810
4.817% due 03/14/2049		1,200	1,061
5.103% due 04/23/2048		2,000	1,849

			8,720

Total Qatar (Cost $10,378)			9,337

ROMANIA 4.6%

SOVEREIGN ISSUES 4.6%

Romania Government International Bonds
2.000% due 01/28/2032 (f)	EUR	3,000	2,881
2.000% due 04/14/2033		3,000	2,724
3.624% due 05/26/2030 (f)		3,000	3,313
5.375% due 03/22/2031		3,000	3,496
5.375% due 06/07/2033		2,000	2,253
5.625% due 05/30/2037		3,000	3,267
6.125% due 10/07/2037		1,000	1,122
6.500% due 10/07/2045		1,500	1,658
7.500% due 02/10/2037		$1,500	1,588

Total Romania (Cost $21,260)			22,302

SAUDI ARABIA 9.4%

CORPORATE BONDS & NOTES 3.1%

Saudi Arabian Oil Co.
4.000% due 02/02/2029		$3,000	2,941
4.375% due 02/02/2031		3,000	2,918
5.250% due 07/17/2034		3,000	2,992
5.750% due 07/17/2054		3,000	2,765
5.875% due 07/17/2064		4,000	3,647

			15,263

SOVEREIGN ISSUES 6.3%

Saudi Government International Bonds
4.125% due 01/12/2029		3,000	2,962
4.750% due 01/18/2028		5,000	5,013
4.750% due 01/16/2030		5,000	5,001
4.875% due 07/18/2033		5,000	4,946
5.000% due 01/18/2053		2,000	1,695
5.125% due 01/13/2028		3,000	3,033
5.375% due 01/13/2031		500	511
5.750% due 01/16/2054		8,000	7,562

			30,723

Total Saudi Arabia (Cost $46,816)			45,986

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SERBIA 2.8%

SOVEREIGN ISSUES 2.8%

Serbia International Bonds
1.000% due 09/23/2028	EUR	3,000	$3,206
1.500% due 06/26/2029		5,400	5,701
1.650% due 03/03/2033		150	141
2.050% due 09/23/2036		2,500	2,191
3.125% due 05/15/2027		1,900	2,174

Total Serbia (Cost $15,062)			13,413

SOUTH AFRICA 12.4%

SOVEREIGN ISSUES 12.4%

Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	140,200	7,765
8.500% due 01/31/2037		519,300	28,685
8.875% due 02/28/2035		342,700	19,904

Republic of South Africa Government International Bonds
5.750% due 09/30/2049		$400	310
7.100% due 11/19/2036		2,000	2,045
7.950% due 11/19/2054		2,000	1,979

Total South Africa (Cost $56,839)			60,688

TURKEY 1.0%

SOVEREIGN ISSUES 1.0%

Turkiye Government International Bonds
7.625% due 05/15/2034		$5,000	5,090

Total Turkey (Cost $4,927)			5,090

UNITED ARAB EMIRATES 1.0%

CORPORATE BONDS & NOTES 0.4%

Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		$2,000	1,971

SOVEREIGN ISSUES 0.6%

Abu Dhabi Government International Bonds
2.700% due 09/02/2070		4,500	2,342
3.875% due 04/16/2050		793	596

			2,938

Total United Arab Emirates (Cost $7,365)			4,909

UNITED STATES 4.2%

ASSET-BACKED SECURITIES 0.0%

GSAA Home Equity Trust
4.393% due 03/25/2037 •		$164	65

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •		193	51

			116

CORPORATE BONDS & NOTES 0.3%

Rio Oil Finance Trust
8.200% due 04/06/2028		261	269
9.750% due 01/06/2027		1,069	1,093

			1,362

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Banc of America Mortgage Trust
4.309% due 02/25/2036 ~		3	3

Chase Mortgage Finance Trust
4.531% due 03/25/2037 ~		10	9

CHL Mortgage Pass-Through Trust
4.592% due 09/25/2047 ~		4	4

Citigroup Mortgage Loan Trust, Inc.
4.957% due 07/25/2046 ~		6	6
6.033% due 03/25/2034 ~		1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Luminent Mortgage Trust
4.153% due 12/25/2036 •	$3	$3

MASTR Adjustable Rate Mortgages Trust
4.273% due 05/25/2037 •	78	31

Merrill Lynch Alternative Note Asset Trust
4.385% due 06/25/2037 ~	73	32
4.393% due 03/25/2037 •	206	47

Merrill Lynch Mortgage-Backed Securities Trust
3.848% due 04/25/2037 ~	13	11

Morgan Stanley Mortgage Loan Trust
5.634% due 06/25/2036 ~	2	2

Sequoia Mortgage Trust
3.928% due 01/20/2047 ~	4	3

WaMu Mortgage Pass-Through Certificates Trust
3.134% due 05/25/2037 ~	15	13
3.534% due 01/25/2037 ~	13	11
3.649% due 04/25/2037 ~	9	8
4.108% due 12/25/2036 ~	29	26
4.260% due 12/25/2036 ~	8	8
4.445% due 09/25/2036 ~	12	11

		229

U.S. TREASURY OBLIGATIONS 3.9%

U.S. Treasury Bonds
4.625% due 05/15/2054 (h)(j)	20,000	19,075

Total United States (Cost $21,695)		20,782

	SHARES
SHORT-TERM INSTRUMENTS 0.9%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (d)	514,440	514

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.8%
3.662% due 04/07/2026 - 07/21/2026 (a)(b)(j)	$3,843	3,828

Total Short-Term Instruments (Cost $4,342)		4,342

Total Investments in Securities (Cost $457,919)		452,847

	SHARES

INVESTMENTS IN AFFILIATES 4.5%

SHORT-TERM INSTRUMENTS 4.5%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%

PIMCO Short-Term Floating NAV Portfolio III	2,232,233	21,740

Total Short-Term Instruments (Cost $21,736)		21,740

Total Investments in Affiliates (Cost $21,736)		21,740

Total Investments 97.2% (Cost $479,655)		$474,587

Financial Derivative Instruments (g)(i) 2.9% (Cost or Premiums, net $(1,333))		14,210

Other Assets and Liabilities, net (0.1)%		(707)

Net Assets 100.0%		$488,090

44	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.

(e) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Drillco Holdings Luxembourg SA	06/08/2023	$2,475	$2,846	0.58%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BRC	2.120%	02/10/2026	TBD	(2)	EUR	(2,164)	$(2,509)
	2.150	02/09/2026	TBD	(2)		(2,042)	(2,367)

Total Reverse Repurchase Agreements							$(4,876)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BRC	$0	$(4,876)	$0	$(4,876)	$4,815	$(61)

Total Borrowings and Other Financing Transactions	$0	$(4,876)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Sovereign Issues	$0	$0	$0	$(4,876)	$(4,876)

Total Borrowings	$0	$0	$0	$(4,876)	$(4,876)

Payable for reverse repurchase agreements					$(4,876)

(f)	Securities with an aggregate market value of $4,815 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,030) at a weighted average interest rate of 2.943%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	45

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Canada Government 10-Year Bond June Futures	06/2026	124	$10,697	$(199)	$43	$0
U.S. Treasury 5-Year Note June Futures	06/2026	173	18,715	(277)	24	0
U.S. Treasury 10-Year Note June Futures	06/2026	68	7,551	(155)	16	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	29	3,380	(106)	6	0

				$(737)	$89	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	13	$(1,884)	$48	$0	$(14)

Total Futures Contracts				$(689)	$89	$(14)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.iTraxx Asia Ex-Japan 45 5-Year Index	1.000%	Quarterly	06/20/2031	$1,700	$8	$(1)	$7	$1	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Year BRL-CDI	9.760%	Maturity	01/04/2027	BRL	38,500	$0	$(631)	$(631)	$10	$0
Pay	1-Year BRL-CDI	10.145	Maturity	01/04/2027		32,100	0	(764)	(764)	9	0
Pay	1-Year BRL-CDI	10.231	Maturity	01/04/2027		132,400	0	(3,050)	(3,050)	35	0
Pay	1-Year BRL-CDI	12.198	Maturity	01/04/2027		30,000	0	(216)	(216)	8	0
Pay	1-Year BRL-CDI	12.350	Maturity	01/04/2027		101,000	0	(612)	(612)	27	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		2,000	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		1,000	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	13.415	Maturity	01/02/2029		441,800	616	(1,549)	(933)	512	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		62,550	(35)	46	11	89	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		18,450	0	10	10	29	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	60,000	2	(32)	(30)	11	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	16,500	(317)	(82)	(399)	0	(29)

							$266	$(6,889)	$(6,623)	$730	$(30)

Total Swap Agreements							$274	$(6,890)	$(6,616)	$731	$(30)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$89	$731	$820	$0	$(14)	$(30)	$(44)

(h)

Securities with an aggregate market value of $1,968 and cash of $3,550 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

46	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	100,291		$73,216	$1,118	$0
	04/2026	NZD	77,551		46,483	1,918	0
	04/2026	SGD	101		80	1	0
	05/2026	AUD	9,254		6,339	0	(44)

BOA	04/2026	BRL	21,298		4,069	0	(43)
	04/2026	CNH	16,841		2,441	0	(4)
	04/2026	JPY	1,007,088		6,312	0	(34)
	04/2026	KRW	1,516,577		1,036	28	0
	04/2026	PLN	13,299		3,596	14	0
	04/2026	SGD	22,793		17,832	104	0
	04/2026		$4,081	BRL	21,298	31	0
	04/2026		13	CAD	18	0	0
	04/2026		860	CNH	5,927	1	0
	04/2026		791	MXN	14,576	22	0
	04/2026		11,141	PLN	41,152	0	(56)
	04/2026		83	RON	358	0	(2)
	05/2026	RON	117		$27	0	0
	05/2026		$6,312	JPY	1,004,055	33	0
	06/2026	ILS	25,879		$8,446	197	0
	06/2026	MXN	86,654		4,834	29	0
	06/2026	PEN	5,623		1,662	52	0
	06/2026		$4,069	BRL	21,581	43	0
	06/2026		1,214	ILS	3,788	0	(7)

BPS	04/2026	BRL	87,991		$16,857	0	(130)
	04/2026	CNH	5,729		833	1	0
	04/2026	INR	1,624,602		17,263	48	0
	04/2026	KRW	7,572,310		5,067	39	(7)
	04/2026	PLN	5,156		1,385	0	(4)
	04/2026	THB	610,915		18,952	415	(9)
	04/2026		$7,803	AUD	11,114	0	(135)
	04/2026		16,630	BRL	87,991	357	0
	04/2026		64	GBP	48	0	(1)
	04/2026		32,530	IDR	550,514,327	2	(101)
	04/2026		2,276	ILS	7,208	17	0
	04/2026		35,033	INR	3,266,526	76	(423)
	04/2026		1,225	JPY	195,300	6	0
	04/2026		3,464	KRW	5,173,653	7	(30)
	04/2026		10,324	PLN	37,217	0	(299)
	04/2026		69	RON	297	0	(2)
	04/2026		1,406	SEK	12,995	0	(33)
	04/2026		210	SGD	270	0	0
	04/2026		3	THB	109	0	0
	04/2026		15,505	TWD	495,491	0	(41)
	04/2026	ZAR	100,875		$5,957	3	0
	05/2026	ILS	7,200		2,276	0	(17)
	05/2026	INR	1,300,222		13,742	0	(56)
	05/2026	SGD	270		210	0	0
	05/2026	TWD	298,515		9,264	0	(42)
	05/2026		$5,370	BRL	28,188	39	0
	05/2026		6,887	IDR	117,224,932	17	0
	05/2026		1,374	THB	45,106	0	(3)
	06/2026		3,977	IDR	66,969,825	0	(39)
	06/2026		677	TWD	21,712	0	(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	47

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BRC	04/2026	CAD	143		$103	$0	$0
	04/2026	TRY	4,590,556		100,640	0	(1,049)
	04/2026	TWD	741		23	0	0
	04/2026		$4,092	PLN	14,726	0	(126)
	04/2026		5,601	SEK	50,821	0	(233)
	04/2026		3	THB	99	0	0
	04/2026		119,034	TRY	5,436,422	1,201	0
	04/2026		3,999	ZAR	65,446	0	(137)
	05/2026	CHF	18,445		$23,141	0	(9)
	05/2026	TRY	349,798		7,511	0	(38)
	05/2026		$103	CAD	143	0	0
	05/2026		316	COP	1,169,759	0	(1)
	05/2026		6,850	TRY	317,628	4	0
	06/2026		439	CLP	401,827	0	(5)
	07/2026	COP	1,552,388		$409	0	(3)
	08/2026		1,194,464		316	0	0

BSH	04/2026		18,111,249		4,738	0	(188)
	04/2026	GBP	702		935	5	0
	04/2026	JPY	5,365,115		33,607	0	(199)
	04/2026	PEN	65,689		18,862	0	(15)
	04/2026		$52,628	NZD	91,163	0	(242)
	04/2026		18,808	PEN	65,689	69	0
	04/2026		18,725	PLN	67,729	0	(480)
	05/2026	NZD	91,163		$52,687	245	0
	05/2026		$934	GBP	702	0	(5)
	05/2026		33,606	JPY	5,348,951	198	0
	06/2026		542	PEN	1,837	0	(16)

CBK	04/2026	AUD	14,453		$10,134	163	0
	04/2026	CNH	5,751		833	0	(2)
	04/2026	COP	2,240,556		586	0	(24)
	04/2026	EUR	1,465		1,692	1	(2)
	04/2026	GBP	10,501		13,952	52	0
	04/2026	INR	3,291,551		34,963	202	0
	04/2026	NOK	11,395		1,178	1	0
	04/2026	PEN	80,024		22,912	0	(84)
	04/2026	SEK	19,160		2,054	30	0
	04/2026	THB	463		15	1	0
	04/2026	TWD	21,852		685	3	0
	04/2026		$2,603	CNH	17,942	2	0
	04/2026		4,897	COP	18,128,241	34	0
	04/2026		378	EUR	327	0	0
	04/2026		6,638	GBP	4,978	0	(49)
	04/2026		89,600	INR	8,277,448	140	(2,059)
	04/2026		23,110	PEN	80,024	0	(114)
	05/2026	COP	3,791,447		$1,026	3	0
	05/2026	PEN	11,040		3,184	20	0
	06/2026	COP	4,157,099		1,103	0	(11)
	06/2026	ILS	42,217		13,695	240	0
	06/2026	PEN	49,965		14,376	79	0
	06/2026		$487	COP	1,810,855	0	(2)
	06/2026		1,524	IDR	25,610,372	0	(18)
	06/2026		24,277	MXN	434,126	0	(192)
	07/2026	COP	24,226,923		$6,385	0	(54)
	07/2026	PEN	9,423		2,730	36	0
	08/2026	COP	33,485,011		8,808	0	(30)
	09/2026		$433	COP	1,680,693	8	0
	09/2026		1,601	MXN	28,643	0	(26)
	12/2026	PEN	30,604		$8,734	59	0
	01/2027		8,316		2,440	85	0

DUB	04/2026	CNH	70,003		10,217	54	0
	04/2026	ILS	38,283		12,367	187	0
	04/2026	INR	2,236,318		23,614	46	(49)
	04/2026		$22,181	AUD	32,334	128	0
	04/2026		4,906	CNH	33,929	20	0
	04/2026		13	CZK	271	0	0
	04/2026		31,256	INR	2,938,940	269	(316)
	04/2026		127,895	SGD	163,373	0	(826)
	04/2026		6,085	THB	198,752	0	(52)
	05/2026	AUD	32,334		$22,172	0	(128)
	05/2026	CNH	33,847		4,906	0	(20)

48	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	05/2026	EUR	20,405	RON	104,754	$33	$0
	05/2026	SGD	163,008		$127,895	819	0
	06/2026	THB	198,347		6,085	34	0
	06/2026	TWD	322,067		10,119	97	0
	06/2026		$31,162	MXN	544,618	0	(962)

FAR	04/2026	AUD	19,043		$13,496	357	0
	04/2026	CHF	19,851		25,721	895	0
	04/2026	GBP	2,851		3,819	46	0
	04/2026	JPY	6,543,117		40,997	0	(231)
	04/2026		$7,259	GBP	5,396	0	(117)
	04/2026		12,217	JPY	1,908,921	0	(189)
	04/2026		4,545	PLN	16,401	0	(127)
	05/2026	ILS	11,975		$3,784	0	(30)
	05/2026		$3,819	GBP	2,851	0	(46)
	05/2026		40,997	JPY	6,523,353	229	0
	06/2026	ILS	28,070		$9,134	188	0
	06/2026	PEN	7,460		2,202	67	0
	06/2026		$12,624	MXN	219,928	0	(428)
	09/2026		1,300		22,949	0	(37)

GLM	04/2026	BRL	692,745		$132,280	0	(1,458)
	04/2026	INR	50,799		557	21	0
	04/2026	THB	70,233		2,157	25	0
	04/2026		$124,420	BRL	692,745	9,318	0
	04/2026		2,330	CNH	15,995	0	(7)
	04/2026		800	IDR	13,519,683	0	(4)
	04/2026		7,575	MXN	139,481	203	0
	04/2026		5,547	THB	181,440	0	(40)
	04/2026		1	TRY	57	0	0
	06/2026	IDR	33,241,450		$1,972	17	0
	06/2026	MXN	30,481		1,700	9	0
	06/2026	PEN	1,755		500	0	(2)
	06/2026	THB	111,009		3,389	2	0
	06/2026		$12,173	BRL	64,775	168	0
	06/2026		3,417	IDR	57,823,772	0	(17)
	06/2026		3,834	MXN	66,607	0	(140)
	07/2026	BRL	2,475		$464	0	(4)
	07/2026	COP	167,938		44	0	(1)
	07/2026		$120,107	BRL	641,742	1,282	0

IND	04/2026	EUR	61,928		$73,124	1,544	0

JPM	04/2026	CAD	16,181		11,857	225	0
	04/2026	CNH	11,182		1,619	0	(5)
	04/2026	EUR	1,091		1,253	0	(8)
	04/2026	KRW	2,966,007		1,960	0	(12)
	04/2026	NOK	12,855		1,323	0	(5)
	04/2026	PLN	27,279		7,417	82	(13)
	04/2026	SEK	17,300		1,851	23	0
	04/2026	SGD	141,346		112,158	2,221	0
	04/2026		$5,159	CNH	35,700	24	0
	04/2026		1,960	KRW	2,966,438	12	0
	04/2026		2,480	MXN	45,695	69	0
	04/2026		1,464	NOK	14,025	0	(15)
	04/2026		3,028	NZD	5,172	0	(56)
	04/2026		270	SGD	348	1	0
	04/2026		9,032	ZAR	150,826	0	(131)
	04/2026	ZAR	210,433		$12,396	13	(36)
	05/2026	CNH	35,613		5,159	0	(24)
	05/2026	SGD	347		270	0	(1)
	05/2026		$38,457	MXN	689,362	0	(141)
	06/2026	COP	11,107,751		$2,939	0	(35)
	06/2026	ILS	11,670		3,777	58	0
	06/2026	MXN	95,737		5,337	28	0
	06/2026		$33	IDR	564,799	0	0
	06/2026		1,147	ILS	3,564	0	(12)

MBC	04/2026	CHF	4,345		$5,535	101	0
	04/2026	EUR	113		130	0	(1)
	04/2026	GBP	1,076		1,439	14	0
	04/2026	IDR	47,996,807		2,824	0	(5)
	04/2026	INR	3,761		40	0	0
	04/2026	JPY	2,142,417		13,398	0	(102)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	49

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	04/2026	NOK	5,511		$566	$0	$(3)
	04/2026	NZD	18,784		11,047	252	0
	04/2026	SEK	28,645		3,073	47	0
	04/2026	THB	138,073		4,325	133	0
	04/2026		$5,453	AUD	7,791	0	(78)
	04/2026		3,779	CHF	2,968	0	(67)
	04/2026		516	EUR	445	0	(2)
	04/2026		5,606	GBP	4,198	0	(49)
	04/2026		40	INR	3,745	0	0
	04/2026		18,788	JPY	2,940,220	13	(275)
	04/2026		8,731	KRW	12,854,663	0	(183)
	04/2026		1,996	MXN	36,849	58	0
	04/2026		1,497	NOK	14,276	0	(23)
	04/2026		206	SGD	264	0	0
	05/2026	EUR	2,492		$2,869	0	(16)
	05/2026	SGD	264		206	0	0
	05/2026		$1,438	GBP	1,076	0	(14)
	05/2026		13,398	JPY	2,135,943	101	0
	05/2026		126	NOK	1,231	1	0
	06/2026	MXN	12,079		$668	0	(1)
	06/2026		$2,824	IDR	48,110,295	5	0
	06/2026		709	MXN	12,654	0	(8)

MYI	04/2026	INR	1,087,596		$11,454	0	(31)
	04/2026	PLN	2,267		641	30	0
	04/2026		$11,454	INR	1,092,750	174	0
	04/2026		692	MXN	12,608	11	0
	06/2026	IDR	487,470		$29	0	0
	06/2026		$600	CLP	550,004	0	(5)

NGF	04/2026		152	NOK	1,462	0	(1)
	04/2026		34,884	TRY	1,596,874	433	0

SCX	04/2026	SGD	16		$12	0	0
	04/2026	THB	58,112		1,796	31	0
	04/2026		$84,217	CAD	116,598	0	(396)
	04/2026		9,630	INR	877,165	0	(367)
	04/2026		11,028	JPY	1,723,790	0	(166)
	04/2026		2,468	KRW	3,701,704	0	(6)
	04/2026		2,444	PLN	8,844	0	(62)
	05/2026	CAD	116,437		$84,217	394	0
	06/2026	COP	1,530,619		408	0	(2)
	06/2026		$5,887	IDR	99,252,635	0	(51)
	07/2026	COP	5,755,830		$1,494	0	(34)

SOG	04/2026	EUR	327		377	0	(1)
	04/2026	PEN	14,272		4,090	0	(11)
	04/2026	RON	1,118		258	5	0
	04/2026		$1,788	CHF	1,381	0	(62)
	04/2026		74,031	EUR	64,152	119	0
	04/2026		677	GBP	510	0	(2)
	04/2026		53,218	JPY	8,280,557	0	(1,042)
	04/2026		4,086	PEN	14,272	15	0
	04/2026		135	SEK	1,291	1	0
	05/2026	EUR	64,152		$74,147	0	(116)
	05/2026	SEK	1,289		135	0	(1)
	05/2026		$378	EUR	327	1	0
	06/2026	ILS	21,019		$6,873	173	0
	06/2026	PEN	86,988		25,825	923	0

SSB	04/2026	AUD	29,406		20,926	637	0
	04/2026		$62	JPY	9,706	0	(1)
	06/2026	PEN	10,518		$3,011	0	0

UAG	04/2026	PLN	13,180		3,582	32	0
	04/2026		$1,700	AUD	2,409	0	(38)
	04/2026		1,706	CHF	1,339	0	(31)
	04/2026		606	COP	2,247,368	6	0
	04/2026		16	CZK	332	0	0
	04/2026		16,426	PLN	59,383	0	(430)
	05/2026		717	COP	2,651,763	0	(2)
	06/2026	COP	9,283,667		$2,449	0	(37)
	06/2026	ILS	20,251		6,607	153	0
	06/2026	MXN	14,120		787	4	0
	07/2026	COP	2,301,886		606	0	(6)
	08/2026		2,707,762		717	0	0

Total Forward Foreign Currency Contracts						$30,180	$(16,429)

50	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
BOA	Chile Government International Bonds	1.000%	Quarterly	12/20/2030	0.591%	$2,000	$46	$(10)	$36	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728	400	(18)	19	1	0

BPS	Chile Government International Bonds	1.000	Quarterly	12/20/2030	0.591	10,000	234	(54)	180	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	2,800	(134)	134	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	700	(62)	60	0	(2)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581	3,000	(31)	59	28	0

BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	2,110	(100)	103	3	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	17,000	15	(68)	0	(53)
	Indonesia Government International Bonds	1.000	Quarterly	06/20/2031	1.025	11,000	10	(19)	0	(9)
	Romania Government International Bonds	1.000	Quarterly	12/20/2030	1.548	10,000	(267)	38	0	(229)

CBK	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.130	5,000	(717)	312	0	(405)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	2,300	(116)	119	3	0

GST	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	3,500	(312)	301	0	(11)
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.810	15,000	235	(108)	127	0

JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.750	2,600	46	(20)	26	0

MYC	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	4,500	(401)	387	0	(14)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.728	800	(35)	37	2	0

Total Swap Agreements							$(1,607)	$1,290	$406	$(723)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$3,037	$0	$0	$3,037	$(44)	$0	$0	$(44)	$2,993	$(2,980)	$13
BOA	554	0	37	591	(146)	0	0	(146)	445	(420)	25
BPS	1,027	0	208	1,235	(1,373)	0	(2)	(1,375)	(140)	323	183
BRC	1,205	0	3	1,208	(1,601)	0	(291)	(1,892)	(684)	600	(84)
BSH	517	0	0	517	(1,145)	0	0	(1,145)	(628)	599	(29)
CBK	1,159	0	3	1,162	(2,667)	0	(405)	(3,072)	(1,910)	2,468	558
DUB	1,687	0	0	1,687	(2,353)	0	0	(2,353)	(666)	1,094	428
FAR	1,782	0	0	1,782	(1,205)	0	0	(1,205)	577	(300)	277
GLM	11,045	0	0	11,045	(1,673)	0	0	(1,673)	9,372	(7,500)	1,872
GST	0	0	127	127	0	0	(11)	(11)	116	(260)	(144)
IND	1,544	0	0	1,544	0	0	0	0	1,544	(2,120)	(576)
JPM	2,756	0	26	2,782	(494)	0	0	(494)	2,288	(2,310)	(22)
MBC	725	0	0	725	(827)	0	0	(827)	(102)	292	190
MYC	0	0	2	2	0	0	(14)	(14)	(12)	0	(12)
MYI	215	0	0	215	(36)	0	0	(36)	179	11	190
NGF	433	0	0	433	(1)	0	0	(1)	432	(260)	172
SCX	425	0	0	425	(1,084)	0	0	(1,084)	(659)	603	(56)
SOG	1,237	0	0	1,237	(1,235)	0	0	(1,235)	2	279	281
SSB	637	0	0	637	(1)	0	0	(1)	636	(780)	(144)
UAG	195	0	0	195	(544)	0	0	(544)	(349)	301	(48)

Total Over the Counter	$30,180	$0	$406	$30,586	$(16,429)	$0	$(723)	$(17,152)

(j)

Securities with an aggregate market value of $6,570 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	51

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$89	$89
Swap Agreements	0	1	0	0	730	731

	$0	$1	$0	$0	$819	$820

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30,180	$0	$30,180
Swap Agreements	0	406	0	0	0	406

	$0	$406	$0	$30,180	$0	$30,586

	$0	$407	$0	$30,180	$819	$31,406

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14	$14
Swap Agreements	0	0	0	0	30	30

	$0	$0	$0	$0	$44	$44

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$16,429	$0	$16,429
Swap Agreements	0	723	0	0	0	723

	$0	$723	$0	$16,429	$0	$17,152

	$0	$723	$0	$16,429	$44	$17,196

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$552	$552
Swap Agreements	0	15	0	0	(54)	(39)

	$0	$15	$0	$0	$498	$513

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(5,548)	$0	$(5,548)
Purchased Options	0	0	0	(2,523)	0	(2,523)
Written Options	0	0	0	297	0	297
Swap Agreements	0	1,029	0	0	0	1,029

	$0	$1,029	$0	$(7,774)	$0	$(6,745)

	$0	$1,044	$0	$(7,774)	$498	$(6,232

52	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(891)	$(891)
Swap Agreements	0	2	0	0	(1,988)	(1,986)

	$0	$2	$0	$0	$(2,879)	$(2,877)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$8,896	$0	$8,896
Written Options	0	0	0	648	0	648
Swap Agreements	0	(159)	0	0	0	(159)

	$0	$(159)	$0	$9,544	$0	$9,385

	$0	$(157)	$0	$9,544	$(2,879)	$6,508

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Brazil
Corporate Bonds & Notes	$0	$2,296	$0	$2,296
Sovereign Issues	0	10,677	0	10,677
Cayman Islands
Corporate Bonds & Notes	0	0	1,163	1,163
Chile
Corporate Bonds & Notes	0	2,160	0	2,160
Sovereign Issues	0	4,699	0	4,699
Colombia
Corporate Bonds & Notes	0	2,740	0	2,740
Sovereign Issues	0	68,564	0	68,564
Costa Rica
Sovereign Issues	0	2,978	0	2,978
Dominican Republic
Sovereign Issues	0	2,511	0	2,511
India
Corporate Bonds & Notes	0	1,797	0	1,797
Indonesia
Corporate Bonds & Notes	0	181	0	181
Sovereign Issues	0	10,221	0	10,221
Israel
Sovereign Issues	0	14,128	0	14,128
Ivory Coast
Sovereign Issues	0	4,888	0	4,888
Kuwait
Sovereign Issues	0	8,784	0	8,784
Luxembourg
Common Stocks	0	0	3,967	3,967
Corporate Bonds & Notes	0	10,784	0	10,784
Sovereign Issues	0	10,065	0	10,065
Malaysia
Corporate Bonds & Notes	0	3,495	0	3,495
Mexico
Corporate Bonds & Notes	0	6,250	0	6,250
Sovereign Issues	0	25,842	0	25,842
Paraguay
Sovereign Issues	0	999	0	999
Peru
Sovereign Issues	0	64,796	0	64,796
Poland
Sovereign Issues	0	2,013	0	2,013
Qatar
Corporate Bonds & Notes	0	617	0	617
Sovereign Issues	0	8,720	0	8,720
Romania
Sovereign Issues	0	22,302	0	22,302
Saudi Arabia
Corporate Bonds & Notes	0	15,263	0	15,263

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Sovereign Issues	$0	$30,723	$0	$30,723
Serbia
Sovereign Issues	0	13,413	0	13,413
South Africa
Sovereign Issues	0	60,688	0	60,688
Turkey
Sovereign Issues	0	5,090	0	5,090
United Arab Emirates
Corporate Bonds & Notes	0	1,971	0	1,971
Sovereign Issues	0	2,938	0	2,938
United States
Asset-Backed Securities	0	116	0	116
Corporate Bonds & Notes	0	1,362	0	1,362
Non-Agency Mortgage-Backed Securities	0	229	0	229
U.S. Treasury Obligations	0	19,075	0	19,075
Short-Term Instruments
Mutual Funds	514	0	0	514
U.S. Treasury Bills	0	3,828	0	3,828

	$514	$447,203	$5,130	$452,847

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,740	$0	$0	$21,740

Total Investments	$22,254	$447,203	$5,130	$474,587

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	777	0	820
Over the counter	0	30,586	0	30,586

	$43	$31,363	$0	$31,406

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(14)	(30)	0	(44)
Over the counter	0	(17,152)	0	(17,152)

	$(14)	$(17,182)	$0	$(17,196)

Total Financial Derivative Instruments	$29	$14,181	$0	$14,210

Totals	$22,283	$461,384	$5,130	$488,797

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	53

Schedule of Investments	PIMCO EM Bond and Short-Term Investments Portfolio	(Cont.)	March 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$1,170	$0	$0	$0	$(7)	$0	$0	$1,163	$(7)
Luxembourg
Common Stocks	4,344	0	0	0	0	(377)	0	0	3,967	(377)

Totals	$4,344	$1,170	$0	$0	$0	$(384)	$0	$0	$5,130	$(384)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$1,163	Discounted Cash Flow	Discount Rate	6.918	—
Luxembourg
Common Stocks	3,967	Indicative Market Quotation	Broker Quote	$23.000	—

Total	$5,130

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

54	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 94.8%

LOAN PARTICIPATIONS AND ASSIGNMENTS 6.7%

B&G Foods, Inc.
7.168% (TSFR1M + 3.500%) due 10/10/2029 ~	$320	$301

Cotiviti Corp.
6.418% (TSFR1M + 2.750%) due 05/01/2031 ~	245	226

Envision Healthcare Corp.
11.641% (TSFR3M + 7.875%) due 07/20/2026 «~	1,092	1,092
11.641% (TSFR3M + 7.875%) due 11/03/2028 «~	5,190	5,346

Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~	325	306

Gray Television, Inc.
8.918% (TSFR1M + 5.250%) due 06/04/2029 ~	2	2

Ineos U.S. Finance LLC
6.668% (TSFR1M + 3.000%) due 02/07/2031 ~	15	13
6.918% (TSFR1M + 3.250%) due 02/18/2030 ~	543	476

McAfee LLC
6.668% (TSFR1M + 3.000%) due 03/01/2029 ~	372	333

Mercury Aggregator LP
TBD% due 04/03/2027 «~	222	0

Paradigm Parent LLC
8.200% (TSFR3M + 4.500%) due 04/16/2032 ~	50	41

Peraton Corp.
7.517% (TSFR3M + 3.750%) due 02/01/2028 ~	50	43

Renaissance Holding Corp.
7.667% (TSFR3M + 4.000%) due 04/05/2030 ~	250	180

Stepstone Group Midco 2 GmbH
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~	531	467

TransDigm, Inc.
5.918% (TSFR1M + 2.250%) due 03/22/2030 ~	295	295
6.168% (TSFR1M + 2.500%) due 02/28/2031 ~	493	493
6.168% (TSFR1M + 2.500%) due 01/19/2032 ~	50	50
6.168% (TSFR1M + 2.500%) due 08/19/2032 ~	100	100

U.S. Renal Care, Inc.
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~	349	329

Total Loan Participations and Assignments (Cost $10,273)		10,093

CORPORATE BONDS & NOTES 80.4%

BANKING & FINANCE 13.1%

Acrisure LLC/Acrisure Finance, Inc.
6.750% due 07/01/2032	150	145

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031	525	516
7.000% due 01/15/2031	350	353

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	250	254

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	225	220

AmWINS Group, Inc.
6.375% due 02/15/2029	325	327

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asurion LLC/Asurion Co-Issuer, Inc.
8.000% due 12/31/2032	$442	$459
8.375% due 02/01/2034	366	356

BGC Group, Inc.
8.000% due 05/25/2028	100	105

Black Pearl Compute LLC
6.125% due 02/15/2031	100	102

BNP Paribas SA
8.500% due 08/14/2028 •(f)(g)	200	208

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027	125	123

Burford Capital Global Finance LLC
6.250% due 04/15/2028	500	471

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030	100	95

Diversified Healthcare Trust
4.375% due 03/01/2031	275	245
7.250% due 10/15/2030	175	177

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030	125	120

Encore Capital Group, Inc.
6.625% due 04/15/2031	100	100
8.500% due 05/15/2030	350	370
9.250% due 04/01/2029	100	105

Focus Financial Partners LLC
6.750% due 09/15/2031	125	124

Ford Motor Credit Co. LLC
4.271% due 01/09/2027	25	25
5.918% due 03/20/2028	50	51
6.800% due 05/12/2028	50	51

Freedom Mortgage Corp.
6.625% due 01/15/2027	800	799

Freedom Mortgage Holdings LLC
6.875% due 05/01/2031	550	515
9.250% due 02/01/2029	125	127

FS KKR Capital Corp.
6.125% due 01/15/2031	200	188

FTAI Aviation Investors LLC
5.500% due 05/01/2028	50	50
7.000% due 05/01/2031	450	462

Howard Hughes Corp.
5.875% due 03/01/2032	50	48

HUB International Ltd.
5.625% due 12/01/2029	25	24
7.250% due 06/15/2030	425	436

Hudson Pacific Properties LP
5.950% due 02/15/2028	200	190

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
10.000% due 11/15/2029	275	271

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •	400	374

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032	500	388

ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.500% due 05/30/2029	300	283

Iron Mountain Information Management Services, Inc.
5.000% due 07/15/2032	375	354

Iron Mountain, Inc.
4.500% due 02/15/2031	75	70
4.875% due 09/15/2027	175	175
5.250% due 03/15/2028	50	50
5.250% due 07/15/2030	50	49
5.625% due 07/15/2032	175	170

Jane Street Group/JSG Finance, Inc.
4.500% due 11/15/2029	500	485
6.125% due 11/01/2032	150	148
6.750% due 05/01/2033	275	279
7.125% due 04/30/2031	275	283

Jefferson Capital Holdings LLC
9.500% due 02/15/2029	100	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/2029	$75	$73
7.000% due 07/15/2031	150	155

Millrose Properties, Inc.
6.250% due 09/15/2032	175	172
6.375% due 08/01/2030	175	175

MPT Operating Partnership LP/MPT Finance Corp.
8.500% due 02/15/2032	175	178

Navient Corp.
5.000% due 03/15/2027	200	196

Newmark Group, Inc.
7.500% due 01/12/2029	600	629

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026	50	49
5.625% due 09/29/2028	325	319
6.125% due 09/30/2030	500	481
6.950% due 09/15/2026	75	75

OneMain Finance Corp.
3.500% due 01/15/2027	75	74
5.375% due 11/15/2029	150	145
6.125% due 05/15/2030	925	905

Osaic Holdings, Inc.
6.750% due 08/01/2032	50	50

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)	150	117

Panther Escrow Issuer LLC
7.125% due 06/01/2031	675	678

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.875% due 05/15/2029	225	216

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029	150	150

PennyMac Financial Services, Inc.
5.750% due 09/15/2031	375	347
7.125% due 11/15/2030	275	273
7.875% due 12/15/2029	100	102

PRA Group, Inc.
8.875% due 01/31/2030	25	25

Rfna LP
7.875% due 02/15/2030	75	72

RHP Hotel Properties LP/RHP Finance Corp.
6.500% due 04/01/2032	350	357
6.500% due 06/15/2033	25	25

RLJ Lodging Trust LP
3.750% due 07/01/2026	50	50
4.000% due 09/15/2029	175	164

Rocket Cos., Inc.
6.125% due 08/01/2030	275	278

Service Properties Trust
0.000% due 09/30/2028 (e)	275	251

SLM Corp.
6.500% due 01/31/2030	25	25

Starwood Property Trust, Inc.
4.375% due 01/15/2027	25	25
6.000% due 04/15/2030	75	75
6.500% due 07/01/2030	125	128
6.500% due 10/15/2030	75	76

UBS Group AG
9.250% due 11/13/2028 •(f)(g)	100	107

USI, Inc.
7.500% due 01/15/2032	226	229

UWM Holdings LLC
6.250% due 03/15/2031	125	114

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031	150	154

Vornado Realty LP
3.400% due 06/01/2031	100	89
5.750% due 02/01/2033	50	49

Voyager Aviation Holdings LLC
8.500% due 05/09/2026 ^«(c)	130	0

WULF Compute LLC
7.750% due 10/15/2030	200	211

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	55

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

XHR LP
6.625% due 05/15/2030	$75	$76

		19,564

INDUSTRIALS 62.7%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	575	549
4.000% due 10/15/2030	690	649

1261229 BC Ltd.
10.000% due 04/15/2032	1,025	1,050

Acadia Healthcare Co., Inc.
5.000% due 04/15/2029	25	24

ADT Security Corp.
4.125% due 08/01/2029	400	382
5.875% due 10/15/2033	225	218

Advance Auto Parts, Inc.
3.500% due 03/15/2032	95	82
7.000% due 08/01/2030	195	198
7.375% due 08/01/2033	175	177

Advanced Drainage Systems, Inc.
5.375% due 03/01/2034	50	49

Advantage Sales & Marketing, Inc.
9.000% due 11/15/2030	47	35

Ahlstrom Holding 3 OYJ
4.875% due 02/04/2028	425	416

Albertsons Cos., Inc.
5.625% due 03/31/2032	300	296

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.875% due 02/15/2030	325	318
5.750% due 03/31/2034	225	220

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030	700	716

Allied Universal Holdco LLC
7.875% due 02/15/2031	300	310

Allison Transmission, Inc.
3.750% due 01/30/2031	225	210

Altice France SA
9.500% due 11/01/2029	95	96

Alumina Pty. Ltd.
6.125% due 03/15/2030	275	281

AMC Networks, Inc.
10.500% due 07/15/2032	212	209

American Airlines Pass-Through Trust
3.375% due 11/01/2028	47	47

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	17	17
5.750% due 04/20/2029	800	796

American Axle & Manufacturing, Inc.
5.000% due 10/01/2029	25	24
6.875% due 07/01/2028	16	16

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	225	213
4.000% due 01/15/2028	275	270

APi Group DE, Inc.
4.125% due 07/15/2029	275	262

APLD ComputeCo 2 LLC
6.750% due 03/15/2031	175	174

Aramark Services, Inc.
5.000% due 02/01/2028	250	249

Arcosa, Inc.
6.875% due 08/15/2032	150	154

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028	100	95
6.250% due 01/30/2031	50	50

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032	275	279

Ashton Woods USA LLC/Ashton Woods Finance Co.
6.875% due 08/01/2033	100	97

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029	175	132

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	$275	$269
5.375% due 03/01/2029	75	72
5.750% due 07/15/2027	72	72

Axon Enterprise, Inc.
6.125% due 03/15/2030	100	102
6.250% due 03/15/2033	175	179

B&G Foods, Inc.
8.000% due 09/15/2028	225	222

Ball Corp.
2.875% due 08/15/2030	75	68
3.125% due 09/15/2031	25	23

Bausch & Lomb Corp.
8.375% due 10/01/2028	375	388

Beacon Mobility Corp.
7.250% due 08/01/2030	175	181

Beignet Investor LLC
6.581% due 05/30/2049	350	360

BioMarin Pharmaceutical, Inc.
5.500% due 02/15/2034	25	25

BKV Upstream Midstream LLC
7.500% due 10/15/2030	50	51

Block, Inc.
2.750% due 06/01/2026	200	199
3.500% due 06/01/2031	525	478
5.625% due 08/15/2030	225	224
6.000% due 08/15/2033	175	172
6.500% due 05/15/2032	250	252

Bombardier, Inc.
8.750% due 11/15/2030	150	160

Boyd Gaming Corp.
4.750% due 12/01/2027	75	74

Brink’s Co.
4.625% due 10/15/2027	75	74

Builders FirstSource, Inc.
4.250% due 02/01/2032	325	300
6.750% due 05/15/2035	175	175

BWX Technologies, Inc.
4.125% due 06/30/2028	125	122
4.125% due 04/15/2029	125	120

CACI International, Inc.
6.375% due 06/15/2033	100	102

Caesars Entertainment, Inc.
6.000% due 10/15/2032	50	46
6.500% due 02/15/2032	225	223

Carnival Corp.
5.125% due 05/01/2029	25	25
5.750% due 03/15/2030	275	277
5.750% due 08/01/2032	500	500
5.875% due 06/15/2031	200	203

Carpenter Technology Corp.
5.625% due 03/01/2034	125	124

Carvana Co.
9.000% due 06/01/2030	200	208
9.000% due 06/01/2031	154	166

CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 01/15/2034	50	43
4.500% due 05/01/2032	300	268
4.750% due 02/01/2032	925	837
5.000% due 02/01/2028	75	74
5.125% due 05/01/2027	31	31
7.000% due 02/01/2033	325	326
7.375% due 02/01/2036	125	125

Celanese U.S. Holdings LLC
6.500% due 04/15/2030	300	306

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029	125	93

Central Parent, Inc./CDK Global, Inc.
7.250% due 06/15/2029	50	36

Cerdia Finanz GmbH
9.375% due 10/03/2031	500	498

Champ Acquisition Corp.
8.375% due 12/01/2031	50	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chart Industries, Inc.
9.500% due 01/01/2031	$50	$53

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	75	74

Chord Energy Corp.
6.000% due 10/01/2030	225	228
6.750% due 03/15/2033	300	310

CHS/Community Health Systems, Inc.
5.250% due 05/15/2030	425	401
6.000% due 01/15/2029	225	223
6.125% due 04/01/2030	100	87
6.875% due 04/15/2029	75	72
9.750% due 01/15/2034	450	468
10.875% due 01/15/2032	220	236

Churchill Downs, Inc.
4.750% due 01/15/2028	575	568

Cimpress PLC
7.375% due 09/15/2032	100	99

Cipher Compute LLC
7.125% due 11/15/2030	50	52

Clarios Global LP/Clarios U.S. Finance Co.
6.750% due 02/15/2030	50	51

Cleveland-Cliffs, Inc.
7.000% due 03/15/2032	450	436
7.500% due 09/15/2031	115	115
7.625% due 01/15/2034	200	196

Cloud Software Group, Inc.
6.500% due 03/31/2029	750	732
8.250% due 06/30/2032	400	380

Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032	275	261
6.875% due 01/15/2030	475	462

CNX Midstream Partners LP
4.750% due 04/15/2030	200	190

CNX Resources Corp.
7.250% due 03/01/2032	75	77

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032	375	327
7.000% due 06/15/2027	225	222

Coherent Corp.
5.000% due 12/15/2029	425	417

Columbus McKinnon Corp.
7.125% due 02/01/2033	250	250

Commercial Metals Co.
5.750% due 11/15/2033	175	173

CompoSecure Holdings LLC
5.625% due 02/01/2033	100	98

Comstock Resources, Inc.
5.875% due 01/15/2030	50	48
6.750% due 03/01/2029	275	271

CoreWeave, Inc.
9.000% due 02/01/2031	350	333
9.250% due 06/01/2030	200	195

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031	350	341

Crescent Energy Finance LLC
7.375% due 01/15/2033	225	225
7.625% due 04/01/2032	50	51
7.875% due 04/15/2032	25	26
8.375% due 01/15/2034	25	26

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029	300	286

Crown Americas LLC
5.875% due 06/01/2033	150	150

CVR Energy, Inc.
7.500% due 02/15/2031	100	101

Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031	75	74
6.375% due 04/15/2034	75	73

Czechoslovak Group AS
6.500% due 01/10/2031	400	409

Danaos Corp.
6.875% due 10/15/2032	150	153

56	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DaVita, Inc.
6.750% due 07/15/2033		$475	$484
6.875% due 09/01/2032		100	103

Dcli Bidco LLC
7.750% due 11/15/2029		100	101

Deluxe Corp.
8.125% due 09/15/2029		50	52

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030		270	285

Diebold Nixdorf, Inc.
7.750% due 03/31/2030		75	78

Directv Financing LLC
8.875% due 02/01/2030		25	25

Discovery Communications LLC
3.625% due 05/15/2030		75	70
3.950% due 03/20/2028		150	147

Discovery Global Holdings, Inc.
3.755% due 03/15/2027		100	99
4.054% due 03/15/2029		150	145
4.279% due 03/15/2032		275	244
5.050% due 03/15/2042		475	314

DISH DBS Corp.
5.750% due 12/01/2028		25	24

DISH Network Corp.
11.750% due 11/15/2027		300	309

EchoStar Corp.
10.750% due 11/30/2029		575	621

EchoStar Corp. (6.750% Cash or 6.750% PIK)
6.750% due 11/30/2030 (b)		250	253

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		275	274

Ellucian Holdings, Inc.
6.500% due 12/01/2029		175	171

Energizer Holdings, Inc.
4.750% due 06/15/2028		25	25

Esab Corp.
5.625% due 04/01/2031		125	126

Excelerate Energy LP
8.000% due 05/15/2030		100	105

Fair Isaac Corp.
6.250% due 09/15/2034		250	246

Fibercop SpA
6.000% due 09/30/2034		25	24
6.375% due 11/15/2033		125	124
7.200% due 07/18/2036		50	50

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		325	311

Flora Food Management BV
7.500% due 10/31/2030	EUR	125	143

Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031		$70	66
4.500% due 09/15/2027		200	198
5.875% due 04/15/2030		63	64

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031		275	274

Froneri Lux FinCo SARL
6.000% due 08/01/2032		150	146

Frontier Communications Holdings LLC
6.000% due 01/15/2030		350	352

Gap, Inc.
3.625% due 10/01/2029		400	374

GFL Environmental, Inc.
4.000% due 08/01/2028		100	97
4.375% due 08/15/2029		375	365

Global Medical Response, Inc.
7.375% due 10/01/2032		100	104

Global Partners LP/GLP Finance Corp.
7.125% due 07/01/2033		50	50
8.250% due 01/15/2032		100	104

Goat Holdco LLC
6.750% due 02/01/2032		475	478

goeasy Ltd.
6.875% due 02/15/2031		50	40

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 10/01/2030		$150	$124
9.250% due 12/01/2028		50	47

Goodyear Tire & Rubber Co.
5.250% due 07/15/2031		25	22
5.625% due 04/30/2033		25	22

Graham Holdings Co.
5.625% due 12/01/2033		150	147

Graphic Packaging International LLC
4.750% due 07/15/2027		25	25

Gray Media, Inc.
4.750% due 10/15/2030		150	116
5.375% due 11/15/2031		275	204
9.625% due 07/15/2032		150	150
10.500% due 07/15/2029		68	72

Great Canadian Gaming Corp./Raptor LLC
8.750% due 11/15/2029		50	49

GSG Bidco Ltd.
5.375% due 06/15/2036	EUR	175	201

Gulfport Energy Operating Corp.
6.750% due 09/01/2029		$75	77

HealthEquity, Inc.
4.500% due 10/01/2029		75	73

Hertz Corp.
12.625% due 07/15/2029		75	66

Hess Midstream Operations LP
5.875% due 03/01/2028		75	76

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		800	728

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
4.875% due 07/01/2031		300	271

Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		275	285

IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK)
6.375% due 05/15/2029 (b)		50	50

IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK)
7.750% due 11/15/2030 (b)		175	178

IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK)
8.000% due 11/15/2032 (b)		75	77

Imola Merger Corp.
4.750% due 05/15/2029		225	219

Industrial F&B Investments III, Inc.
7.750% due 02/11/2033		125	126

INEOS Finance PLC
6.750% due 05/15/2028		75	73

Ingevity Corp.
3.875% due 11/01/2028		850	817

Installed Building Products, Inc.
5.625% due 02/01/2034		75	73

Insulet Corp.
6.500% due 04/01/2033		50	51

IQVIA, Inc.
6.250% due 06/01/2032		150	152

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		575	544

Kaiser Aluminum Corp.
4.500% due 06/01/2031		50	47

KBR, Inc.
4.750% due 09/30/2028		25	25

Kodiak Gas Services LLC
5.875% due 04/01/2031		150	151
6.500% due 10/01/2033		50	51
6.750% due 10/01/2035		50	51
7.250% due 02/15/2029		150	155

Kraken Oil & Gas Partners LLC
7.625% due 08/15/2029		75	77

Lamar Media Corp.
5.375% due 11/01/2033		125	122

LBM Acquisition LLC
6.250% due 01/15/2029		475	348
9.500% due 06/15/2031		150	131

Level 3 Financing, Inc.
6.875% due 06/30/2033		225	229
7.000% due 03/31/2034		250	256

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LifePoint Health, Inc.
8.375% due 02/15/2032	$125	$134
11.000% due 10/15/2030	450	485

Light & Wonder International, Inc.
7.500% due 09/01/2031	100	103

Lithia Motors, Inc.
3.875% due 06/01/2029	25	24
4.375% due 01/15/2031	100	94
4.625% due 12/15/2027	100	99
5.500% due 10/01/2030	175	172

Live Nation Entertainment, Inc.
3.750% due 01/15/2028	175	171

Lsf12 Helix Parent LLC
7.125% due 02/01/2033	75	72

Madison IAQ LLC
4.125% due 06/30/2028	225	220

Masterbrand, Inc.
7.000% due 07/15/2032	25	24

Matador Resources Co.
6.250% due 04/15/2033	475	476
6.500% due 04/15/2032	100	101

Match Group Holdings II LLC
3.625% due 10/01/2031	150	134
5.000% due 12/15/2027	225	224

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030	250	250

McGraw-Hill Education, Inc.
5.750% due 08/01/2028	125	124
7.375% due 09/01/2031	225	230

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031	125	104

Michaels Cos., Inc.
8.500% due 03/15/2033	325	317

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029	175	170

Mineral Resources Ltd.
7.000% due 04/01/2031	125	128

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032	150	144

MIWD Holdco II LLC/MIWD Finance Corp.
5.500% due 02/01/2030	175	151

Moss Creek Resources Holdings, Inc.
8.250% due 09/01/2031	25	25

Motion Finco SARL
8.375% due 02/15/2032	125	103

Murphy Oil USA, Inc.
3.750% due 02/15/2031	150	139

Nabors Industries, Inc.
7.625% due 11/15/2032	575	589
8.875% due 08/15/2031	25	26

National Mentor Holdings, Inc.
10.500% due 12/15/2030	350	362

NCL Corp. Ltd.
5.875% due 01/15/2031	25	24
6.750% due 02/01/2032	375	372

NCR Atleos Corp.
9.500% due 04/01/2029	175	187

Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	100	100
9.500% due 02/15/2033	175	170
10.375% due 05/15/2031	175	177

Newfold Digital Holdings Group, Inc.
11.750% due 04/30/2029	107	86

Nexstar Media, Inc.
6.500% due 09/15/2033	300	302
7.250% due 04/15/2034 (a)	250	251

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	100	97
4.810% due 09/17/2030	40	36
7.750% due 07/17/2032	100	101
8.125% due 07/17/2035	50	51

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	57

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Noble Finance II LLC
8.000% due 04/15/2030	$550	$567

Nordstrom, Inc.
5.000% due 01/15/2044	200	134

Northriver Midstream Finance LP
6.750% due 07/15/2032	300	301

NOVA Chemicals Corp.
4.250% due 05/15/2029	150	146
7.000% due 12/01/2031	175	185

Novelis Corp.
4.750% due 01/30/2030	125	118
6.875% due 01/30/2030	90	91

NuStar Logistics LP
6.375% due 10/01/2030	250	259

OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033 (a)	150	155
8.750% due 07/01/2034 (a)	100	105

Olin Corp.
6.625% due 04/01/2033	175	171

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	300	287
6.750% due 08/01/2032	150	143

OneSky Flight LLC
8.875% due 12/15/2029	75	77

Opal Bidco SAS
6.500% due 03/31/2032	250	250

Open Text Holdings, Inc.
4.125% due 02/15/2030	350	313
4.125% due 12/01/2031	75	64

Option Care Health, Inc.
4.375% due 10/31/2029	50	48

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	175	170
6.750% due 05/15/2034	275	245

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032	100	89

Paramount Global
3.375% due 02/15/2028	25	24
3.700% due 06/01/2028	150	145
4.200% due 06/01/2029	75	72
4.375% due 03/15/2043	125	76
4.600% due 01/15/2045	250	149
4.850% due 07/01/2042	50	32
4.900% due 08/15/2044	250	156
4.950% due 01/15/2031	150	139
5.250% due 04/01/2044	50	32
5.850% due 09/01/2043	175	122
6.875% due 04/30/2036	75	66
7.875% due 07/30/2030	25	26

Park River Holdings, Inc.
8.000% due 03/15/2031	50	50

Performance Food Group, Inc.
4.250% due 08/01/2029	25	24
5.625% due 03/01/2034	350	338

Permian Resources Operating LLC
5.875% due 07/01/2029	100	100
7.000% due 01/15/2032	500	518

Perrigo Finance Unlimited Co.
4.900% due 12/15/2044	250	162

Petco Health & Wellness Co., Inc.
8.250% due 02/01/2031	75	75

Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)	1,250	418
5.500% due 04/12/2037 ^(c)	1,250	421

PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032	75	75

Post Holdings, Inc.
4.500% due 09/15/2031	150	140
4.625% due 04/15/2030	175	168
6.250% due 10/15/2034	675	662
6.500% due 03/15/2036	225	221

Precision Drilling Corp.
6.875% due 01/15/2029	50	50

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	$175	$182

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	225	219
6.250% due 04/01/2029	200	200

PTC, Inc.
4.000% due 02/15/2028	200	195

Qnity Electronics, Inc.
5.750% due 08/15/2032	175	175
6.250% due 08/15/2033	25	25

Quikrete Holdings, Inc.
6.375% due 03/01/2032	575	583
6.750% due 03/01/2033	100	102

QXO Building Products, Inc.
6.750% due 04/30/2032	375	383

Rakuten Group, Inc.
8.125% due 12/15/2029 •(f)	50	50
9.750% due 04/15/2029	200	213
11.250% due 02/15/2027	200	207

Rand Parent LLC
8.500% due 02/15/2030	100	103

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	500	482

RB Global Holdings, Inc.
7.750% due 03/15/2031	25	26

Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.
6.625% due 02/01/2033	25	25

Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% due 01/15/2031	300	292

ROBLOX Corp.
3.875% due 05/01/2030	225	212

Rockies Express Pipeline LLC
6.750% due 03/15/2033	75	77

Rogers Communications, Inc.
6.875% due 07/31/2056 •	25	25
7.000% due 04/15/2055 •	25	25
7.125% due 04/15/2055 •	25	26

Roller Bearing Co. of America, Inc.
4.375% due 10/15/2029	125	122

RR Donnelley & Sons Co.
9.500% due 08/01/2029	50	51

Ryan Specialty LLC
5.875% due 08/01/2032	125	124

Sabre GLBL, Inc.
10.750% due 11/15/2029	11	9
10.750% due 03/15/2030	14	12

Science Applications International Corp.
5.875% due 11/01/2033	225	220

SCIH Salt Holdings, Inc.
4.875% due 05/01/2028	125	124

Seadrill Finance Ltd.
8.375% due 08/01/2030	450	466

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	225	218

Service Corp. International
3.375% due 08/15/2030	275	254

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	1,000	963

Sirius XM Radio LLC
3.125% due 09/01/2026	175	174
3.875% due 09/01/2031	725	659
4.125% due 07/01/2030	275	258
5.000% due 08/01/2027	83	83
5.875% due 04/15/2032	375	373

Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC
8.625% due 01/15/2032	100	100

SK Invictus Intermediate II SARL
5.000% due 10/30/2029	25	24

SM Energy Co.
5.000% due 10/15/2026	75	75

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.750% due 08/01/2029	$25	$25
7.000% due 08/01/2032	225	230
8.625% due 11/01/2030	25	26
8.750% due 07/01/2031	250	261
9.625% due 06/15/2033	125	138

Smyrna Ready Mix Concrete LLC
6.000% due 11/01/2028	95	94

Snap, Inc.
6.875% due 03/01/2033	325	307
6.875% due 03/15/2034	350	329

Specialty Building Products Holdings LLC/SBP Finance Corp.
7.750% due 10/15/2029	125	109

Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027	96	96

SS&C Technologies, Inc.
6.500% due 06/01/2032	350	350

Stagwell Global LLC
5.625% due 08/15/2029	550	524

Standard Industries, Inc.
4.375% due 07/15/2030	650	613

Staples, Inc.
10.750% due 09/01/2029	150	139

Station Casinos LLC
4.500% due 02/15/2028	175	172
4.625% due 12/01/2031	150	140
6.625% due 03/15/2032	125	126

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	100	104

Sunoco LP
4.500% due 10/01/2029	100	97
5.625% due 03/15/2031	150	149
6.625% due 08/15/2032	75	76
7.000% due 05/01/2029	150	154
7.250% due 05/01/2032	100	104

Sunoco LP/Sunoco Finance Corp.
4.500% due 05/15/2029	250	244

Surgery Center Holdings, Inc.
7.250% due 04/15/2032	200	197

Synergy Infrastructure Holdings LLC
7.875% due 12/01/2030	50	51

Talos Production, Inc.
9.000% due 02/01/2029	75	78

Taylor Morrison Communities, Inc.
5.750% due 11/15/2032	75	75

Teleflex, Inc.
4.625% due 11/15/2027	100	99

Tenet Healthcare Corp.
5.500% due 11/15/2032	600	595
6.000% due 11/15/2033	75	76

Teva Pharmaceutical Finance Netherlands III BV
6.000% due 12/01/2032	250	257

Teva Pharmaceutical Finance Netherlands IV BV
5.750% due 12/01/2030	75	76

TGS ASA
8.500% due 01/15/2030	300	314

Tidewater, Inc.
9.125% due 07/15/2030	75	80

TK Elevator U.S. Newco, Inc.
5.250% due 07/15/2027	200	200

TopBuild Corp.
3.625% due 03/15/2029	450	429
4.125% due 02/15/2032	425	392

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	235	208

TransDigm, Inc.
6.000% due 01/15/2033	200	200
6.250% due 01/31/2034	75	76
6.375% due 03/01/2029	100	102
6.875% due 12/15/2030	500	513

Transocean International Ltd.
7.875% due 10/15/2032	250	267
8.250% due 05/15/2029	200	207

58	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.500% due 05/15/2031	$75	$79
8.750% due 02/15/2030	18	18

Trivium Packaging Finance BV
8.250% due 07/15/2030	42	44

Twilio, Inc.
3.875% due 03/15/2031	125	117

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	100	97

U.S. Foods, Inc.
5.750% due 04/15/2033	300	299

UKG, Inc.
6.875% due 02/01/2031	425	416

Unisys Corp.
10.625% due 01/15/2031	100	86

United Airlines Holdings, Inc.
4.875% due 03/01/2029	250	245
5.375% due 03/01/2031	175	172

United Rentals North America, Inc.
3.750% due 01/15/2032	275	252
4.000% due 07/15/2030	266	253
5.375% due 11/15/2033	100	97
6.125% due 03/15/2034	150	152

Uniti Services LLC
7.500% due 10/15/2033	225	234

Univision Communications, Inc.
8.000% due 08/15/2028	75	76
8.500% due 07/31/2031	575	578
9.375% due 08/01/2032	200	206

USA Compression Partners LP/USA Compression Finance Corp.
6.250% due 10/01/2033	50	50

Valaris Ltd.
8.375% due 04/30/2030	550	570

Vallourec SACA
7.500% due 04/15/2032	175	184

Valvoline, Inc.
3.625% due 06/15/2031	150	136

Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033	500	443
4.125% due 08/15/2031	100	93

Venture Global LNG, Inc.
9.500% due 02/01/2029	1,400	1,515
9.875% due 02/01/2032	125	134

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	600	617
6.500% due 01/15/2034	202	211
6.500% due 06/15/2034	250	260
6.750% due 01/15/2036	206	218
7.500% due 05/01/2033	300	330

Veritiv Operating Co.
10.500% due 11/30/2030	125	130

Versant Media Group, Inc.
7.250% due 01/30/2031	100	102

Vertiv Group Corp.
4.125% due 11/15/2028	150	148

VF Corp.
2.950% due 04/23/2030	129	115

Viking Cruises Ltd.
5.875% due 10/15/2033	700	692
7.000% due 02/15/2029	75	75

Virgin Media Finance PLC
5.000% due 07/15/2030	425	349

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	925	821

Viridien
10.000% due 10/15/2030	25	27

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030	125	108
7.875% due 05/01/2027	200	198
9.500% due 06/01/2028	475	464

Vmed O2 U.K. Financing I PLC
7.750% due 04/15/2032	350	336

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Voyager Parent LLC
9.250% due 07/01/2032	$200	$208

VZ Secured Financing BV
5.000% due 01/15/2032	150	129
7.500% due 01/15/2033	675	637

Wayfair LLC
6.750% due 11/15/2032	75	76
7.250% due 10/31/2029	84	86
7.750% due 09/15/2030	75	78

WBI Operating LLC
6.250% due 10/15/2030	150	151

Weatherford International Ltd.
6.750% due 10/15/2033	550	562

WESCO Distribution, Inc.
5.250% due 04/15/2031	150	149

WEX, Inc.
6.500% due 03/15/2033	75	74

Whirlpool Corp.
6.500% due 06/15/2033	25	24

White Cap Supply Holdings LLC
7.375% due 11/15/2030	75	73

Wildfire Intermediate Holdings LLC
7.500% due 10/15/2029	50	51

Williams Scotsman, Inc.
6.625% due 06/15/2029	225	228

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031	250	261

WR Grace Holdings LLC
5.625% due 08/15/2029	25	23
6.625% due 08/15/2032	300	293
7.000% due 08/01/2033	75	73

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028	75	73
5.625% due 03/01/2033	50	49

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033	25	25
7.125% due 02/15/2031	750	787

XPLR Infrastructure Operating Partners LP
7.250% due 01/15/2029	25	26

Yum! Brands, Inc.
4.625% due 01/31/2032	800	764

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (b)	104	103

ZF North America Capital, Inc.
6.750% due 04/23/2030	425	411
7.500% due 03/24/2031	250	246

Ziggo Bond Co. BV
5.125% due 02/28/2030	25	21

Ziggo BV
4.875% due 01/15/2030	450	421

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029	300	250

		93,791

UTILITIES 4.6%

AES Corp.
6.950% due 07/15/2055 •	175	163

Aethon United BR LP/Aethon United Finance Corp.
7.500% due 10/01/2029	75	78

American Electric Power Co., Inc.
5.800% due 03/15/2056 •	150	148

Constellation Energy Generation LLC
5.000% due 02/01/2031	700	702

ContourGlobal Power Holdings SA
6.750% due 02/28/2030	200	202

Electricite de France SA
9.125% due 03/15/2033 •(f)	225	261

FORESEA Holding SA
7.500% due 06/15/2030	234	230

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034	$175	$174
7.875% due 05/15/2032	200	206
8.000% due 05/15/2033	150	155
8.250% due 01/15/2029	75	78

Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 04/15/2030	400	390

Lightning Power LLC
7.250% due 08/15/2032	200	208

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029	75	77
8.375% due 02/15/2032	75	77

NRG Energy, Inc.
3.375% due 02/15/2029	25	24
3.625% due 02/15/2031	175	161
5.750% due 07/15/2029	325	325
6.000% due 02/01/2033	75	75

PacifiCorp
7.125% due 08/15/2056 •	400	378
7.375% due 09/15/2055 •	100	96

PBF Holding Co. LLC/PBF Finance Corp.
7.875% due 09/15/2030	200	206
9.875% due 03/15/2030	50	54

PG&E Corp.
6.850% due 09/15/2056 •	225	222
7.375% due 03/15/2055 •	100	101

Puget Energy, Inc.
7.000% due 09/15/2056 •	75	74
7.250% due 09/15/2056 •	75	75

Sierra Pacific Power Co.
6.375% due 09/15/2056 •	150	149

Talen Energy Supply LLC
6.250% due 02/01/2034	325	322

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 09/01/2031	75	74
6.750% due 03/15/2034	75	75

TXNM Energy, Inc.
7.000% due 07/31/2056 •	175	175

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
4.750% due 04/15/2028	300	299

Veon Midco BV
3.375% due 11/25/2027	300	285

Vistra Operations Co. LLC
4.375% due 05/01/2029	300	293
7.750% due 10/15/2031	150	157

VoltaGrid LLC
7.375% due 11/01/2030	75	77

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	25	26

		6,872

Total Corporate Bonds & Notes (Cost $121,169)		120,227

U.S. TREASURY OBLIGATIONS 3.7%

U.S. Treasury Notes
3.375% due 09/15/2027 (j)	5,475	5,440
4.250% due 08/15/2035	64	63

Total U.S. Treasury Obligations (Cost $5,533)		5,503

	SHARES
COMMON STOCKS 3.4%

COMMUNICATION SERVICES 0.3%

Clear Channel Outdoor Holdings, Inc. (d)	163,228	387

FINANCIALS 0.5%

Hipotecaria Su Casita SA «(d)	78,886	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	59

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)

Rocket Cos., Inc. Class A	48,114	$686

		686

HEALTH CARE 2.3%

AmSurg Corp. «(d)(i)	78,042	3,432

BONDHOLDCO Class A «(d)(i)	197,572	0

BONDHOLDCO Class B «(d)(i)	197,572	0

BONDHOLDCO Class C «(d)(i)	197,572	0

BONDHOLDCO Class D «(d)(i)	197,572	0

BONDHOLDCO Class E «(d)(i)	197,572	0

BONDHOLDCO Class F «(d)(i)	197,572	0

BONDHOLDCO Class G «(d)(i)	197,572	0

BONDHOLDCO Class H «(d)(i)	197,572	0

BONDHOLDCO Class I «(d)(i)	197,572	0

BONDHOLDCO Class J «(d)(i)	197,572	0

		3,432

INDUSTRIALS 0.3%

Foresea Holdings SA «	22,653	521

Total Common Stocks (Cost $4,881)		5,026

WARRANTS 0.0%

ENERGY 0.0%

Constellation Oil Services Holding SA - Exp. 06/10/2071 «(i)	3	0

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 03/11/2035 «	7,451	$1

Total Warrants (Cost $65)		1

PREFERRED SECURITIES 0.2%

BANKING & FINANCE 0.2%

First Citizens BancShares, Inc.
7.908% (TSFR3M + 4.234%) due 01/04/2027 ~(f)	350,000	354

Total Preferred Securities (Cost $350)		354

SHORT-TERM INSTRUMENTS 0.4%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (h)	576,039	576

Total Short-Term Instruments (Cost $576)		576

Total Investments in Securities (Cost $142,847)		141,780

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 0.4%

COMMON STOCKS 0.1%

AFFILIATED INVESTMENTS 0.1%

Xfit Brands, Inc. ^«(d)	68,040,639	$195

Total Common Stocks (Cost $4,074)		195

SHORT-TERM INSTRUMENTS 0.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%

PIMCO Short-Term Floating NAV Portfolio III	42,376	413

Total Short-Term Instruments (Cost $412)		413

Total Investments in Affiliates (Cost $4,486)		608

Total Investments 95.2% (Cost $147,333)		$142,388

Financial Derivative Instruments (k)(l) 0.1% (Cost or Premiums, net $673)		104

Other Assets and Liabilities, net 4.7%		7,141

Net Assets 100.0%		$149,633

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AmSurg Corp.	11/02/2023 - 11/06/2023	$3,261	$3,432	2.29%
BONDHOLDCO Class A	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class B	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class C	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class D	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class E	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class F	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class G	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class H	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class I	03/09/2012 - 05/01/2013	0	0	0.00
BONDHOLDCO Class J	03/09/2012 - 05/01/2013	0	0	0.00
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00

		$3,261	$3,432	2.29%

60	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
NOM	3.750%	04/02/2026	04/16/2026	$(199)	$(199)
	3.760	02/19/2026	04/02/2026	(506)	(508)

Total Reverse Repurchase Agreements					$(707)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
NOM	$0	$(707)	$0	$(707)	$497	$(210)

Total Borrowings and Other Financing Transactions	$0	$(707)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$0	$(508)	$0	$0	$(508)

Total Borrowings	$0	$(508)	$0	$0	$(508)

Payable for reverse repurchase agreements (3)					$(508)

(j)	Securities with an aggregate market value of $497 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(1,010) at a weighted average interest rate of 4.302%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(199) is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	61	$12,654	$(94)	$5	$0
U.S. Treasury 5-Year Note June Futures	06/2026	83	8,979	(86)	9	(1)
U.S. Treasury 10-Year Note June Futures	06/2026	126	13,992	(77)	20	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	6	681	(16)	2	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	6	699	(30)	1	0

				$(303)	$37	$(3)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	1	$(145)	$4	$0	$(1)
U.S. Treasury Long-Term Bond June Futures	06/2026	1	(114)	3	0	0

				$7	$0	$(1)

Total Futures Contracts				$(296)	$37	$(4)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	61

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Charter Communications	5.000%	Quarterly	12/20/2030	2.600%		$625	$62	$0	$62	$1	$0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970		100	0	0	0	0	0
Telecom Italia spa	1.000	Quarterly	12/20/2029	0.794	EUR	200	(9)	11	2	0	0

							$53	$11	$64	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$5,915	$446	$(125)	$321	$53	$0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	2,450	107	15	122	12	(1)

					$553	$(110)	$443	$65	$(1)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2026	$	3,100	$22	$(23)	$(1)	$0	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		1,704	6	11	17	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		325	1	1	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		725	6	(10)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		975	41	(19)	22	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		2,380	(10)	3	(7)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		175	(2)	0	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.916	Annual	11/15/2053		1,300	0	52	52	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		29	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		100	3	(1)	2	0	0

							$67	$15	$82	$5	$(7)

Total Swap Agreements							$673	$(84)	$589	$71	$(8)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures		Swap Agreements		Total
Total Exchange-Traded or Centrally Cleared	$0	$37	$71	$108	$0		$(4)		$(8)	$(12)

Cash of $1,940 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

62	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(l) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026		$477	EUR	415	$3	$0
	05/2026	EUR	415		$478	0	(3)

BPS	04/2026		176		208	5	0

BRC	04/2026		$41	HKD	322	0	0

CBK	04/2026	EUR	175		$203	1	0

DUB	04/2026		$24	AUD	35	0	0
	04/2026		200	HKD	1,565	0	0
	05/2026	AUD	35		$24	0	0

FAR	04/2026		13		10	0	0

IND	04/2026	EUR	239		283	6	0

JPM	04/2026		$206	EUR	175	0	(3)
	04/2026		234	HKD	1,826	0	(1)

SSB	04/2026	AUD	22		$15	0	0

Total Forward Foreign Currency Contracts						$15	$(7)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$3	$0	$0	$3	$(3)	$0	$0	$(3)	$0	$0	$0
BPS	5	0	0	5	0	0	0	0	5	0	5
CBK	1	0	0	1	0	0	0	0	1	0	1
IND	6	0	0	6	0	0	0	0	6	0	6
JPM	0	0	0	0	(4)	0	0	(4)	(4)	0	(4)

Total Over the Counter	$15	$0	$0	$15	$(7)	$0	$0	$(7)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$37	$37
Swap Agreements	0	66	0	0	5	71

	$0	$66	$0	$0	$42	$108

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$15	$0	$15

	$0	$66	$0	$15	$42	$123

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	63

Schedule of Investments	PIMCO High Yield and Short-Term Investments Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	1	0	0	7	8

	$0	$1	$0	$0	$11	$12

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7	$0	$7

	$0	$1	$0	$7	$11	$19

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$152	$152
Swap Agreements	0	413	0	0	(38)	375

	$0	$413	$0	$0	$114	$527

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(246)	$0	$(246)

	$0	$413	$0	$(246)	$114	$281

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(409)	$(409)
Swap Agreements	0	(96)	0	0	88	(8)

	$0	$(96)	$0	$0	$(321)	$(417)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$76	$0	$76

	$0	$(96)	$0	$76	$(321)	$(341)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,655	$6,438	$10,093
Corporate Bonds & Notes
Banking & Finance	0	19,564	0	19,564
Industrials	0	93,791	0	93,791
Utilities	0	6,872	0	6,872
U.S. Treasury Obligations	0	5,503	0	5,503
Common Stocks
Communication Services	387	0	0	387
Financials	686	0	0	686
Health Care	0	0	3,432	3,432
Industrials	0	0	521	521
Warrants
Industrials	0	0	1	1
Preferred Securities
Banking & Finance	0	354	0	354
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Mutual Funds	576	0	0	576

	$1,649	$129,739	$10,392	$141,780

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	195	195

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$413	$0	$0	$413

	$413	$0	$195	$608

Total Investments	$2,062	$129,739	$10,587	$142,388

Short Sales, at Value - Liabilities
Loan Participations and Assignments	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	108	0	108
Over the counter	0	15	0	15

	$0	$123	$0	$123

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(11)	0	(12)
Over the counter	0	(7)	0	(7)

	$(1)	$(18)	$0	$(19)

Total Financial Derivative Instruments	$(1)	$105	$0	$104

Totals	$2,061	$129,844	$10,587	$142,492

64	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026(1)
Investments in Securities, at Value
Loan Participations and Assignments	$6,347	$427	$(197)	$28	$0	$(167)	$0	$0	$6,438	$52
Corporate Bonds & Notes
Banking & Finance	0	0	(2)	0	0	2	0	0	0	0
Industrials	410	0	(499)	0	0	89	0	0	0	0
Common Stocks
Energy	38	0	(17)	0	17	(38)	0	0	0	0
Financials	881	0	(925)	0	(1,525)	1,569	0	0	0	0
Health Care	4,867	0	0	0	0	(1,435)	0	0	3,432	(217)
Industrials	805	0	(180)	0	(53)	(51)	0	0	521	(50)
Warrants
Industrials	267	0	(125)	0	(29)	(112)	0	0	1	(111)

Totals	$13,615	$427	$(1,945)	$28	$(1,590)	$(143)	$0	$0	$10,392	$(326)

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	193	0	0	0	0	2	0	0	195	2

Totals	$13,808	$427	$(1,945)	$28	$(1,590)	$(141)	$0	$0	$10,587	$(324)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs			(% Unless Noted Otherwise)
						Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$6,438	Comparable Companies	EBITDA Multiple	X		16.360	—
Common Stocks
Health Care	3,432	Comparable Companies	EBITDA Multiple	X		16.360	—
Industrials	521	Indicative Market Quotation	Broker Quote	$		23.000	—
Warrants
Industrials	1	Indicative Market Quotation	Broker Quote	$		0.080	—

Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	195	Reference Instrument/Discounted Cash Flow	Liquidity Discount/Discount Rate	%/	%	0.000/20.000	—

Total	$10,587

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	65

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 101.2%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%

Castlelake LP
2.950% due 05/12/2031 «~	$4,604	$4,314

Total Loan Participations and Assignments (Cost $4,601)		4,314

CORPORATE BONDS & NOTES 77.0%

BANKING & FINANCE 39.0%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	3,761	3,720
3.650% due 07/21/2027	2,200	2,177
4.625% due 10/15/2027	2,600	2,604

Aircastle Ltd.
2.850% due 01/26/2028	8,800	8,530
5.950% due 02/15/2029	2,471	2,539
6.500% due 07/18/2028	1,200	1,245

Ally Financial, Inc.
6.992% due 06/13/2029 •	2,068	2,155
8.000% due 11/01/2031 (h)	3,675	4,081
8.000% due 11/01/2031	100	110

American Assets Trust LP
3.375% due 02/01/2031	6,900	6,223
6.150% due 10/01/2034	3,000	2,977

American Express Co.
5.442% due 01/30/2036 •	300	306

American Homes 4 Rent LP
3.625% due 04/15/2032	9,000	8,313
4.250% due 02/15/2028	962	957
4.900% due 02/15/2029	340	342

American Tower Corp.
1.500% due 01/31/2028	1,000	948
2.100% due 06/15/2030	100	90
2.700% due 04/15/2031	4,000	3,631
2.750% due 01/15/2027	7,500	7,406
3.550% due 07/15/2027	1,811	1,792
3.800% due 08/15/2029	525	513
3.950% due 03/15/2029	1,000	984
4.050% due 03/15/2032	10,100	9,682
5.000% due 01/31/2030	5,300	5,366
5.200% due 02/15/2029	700	712
5.250% due 07/15/2028	400	407

Americold Realty Operating Partnership LP
5.600% due 05/15/2032	100	99

Antares Holdings LP
2.750% due 01/15/2027	5,700	5,582
3.750% due 07/15/2027	6,700	6,514
3.950% due 07/15/2026	5,400	5,382
6.350% due 10/23/2029	3,500	3,466
6.500% due 02/08/2029	2,000	2,003

ARES Finance Co. III LLC
4.125% due 06/30/2051 •	100	99

ARES Management Corp.
6.375% due 11/10/2028	8,200	8,527

ARES Strategic Income Fund
4.850% due 01/15/2029	3,800	3,681

Assured Guaranty U.S. Holdings, Inc.
6.125% due 09/15/2028	6,000	6,214

Aviation Capital Group LLC
3.500% due 11/01/2027	9,876	9,701
5.125% due 04/10/2030	500	503
5.375% due 07/15/2029	6,900	7,013
6.250% due 04/15/2028	100	103

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	8,207	7,931
4.950% due 01/15/2028	2,000	2,007
5.150% due 01/15/2030	1,000	1,004
5.750% due 03/01/2029	400	409
6.375% due 05/04/2028	400	412

Bain Capital Specialty Finance, Inc.
5.950% due 03/01/2031	2,700	2,579

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Bilbao Vizcaya Argentaria SA
7.883% due 11/15/2034 •	$1,800	$2,038

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027	1,700	1,700

Banco Santander SA
4.175% due 03/24/2028 •	2,000	1,992
5.294% due 08/18/2027	2,000	2,020
5.538% due 03/14/2030 •	200	205
6.607% due 11/07/2028 (h)	18,700	19,657

Bank of America Corp.
1.898% due 07/23/2031 •	2,000	1,782
1.922% due 10/24/2031 •	2,000	1,773
3.194% due 07/23/2030 •	205	197
3.419% due 12/20/2028 •	2,905	2,855
3.593% due 07/21/2028 •	347	343
3.824% due 01/20/2028 •	500	498
4.376% due 04/27/2028 •	2,200	2,199
4.675% (SOFRRATE + 1.010%) due 01/24/2031 ~	3,900	3,891
5.202% due 04/25/2029 •	400	406
5.872% due 09/15/2034 •	1,150	1,205
6.204% due 11/10/2028 •	681	700

Barclays PLC
2.279% due 11/24/2027 •	1,300	1,280
5.138% (SOFRRATE + 1.490%) due 03/12/2028 ~	200	201
5.528% (SOFRRATE + 1.880%) due 09/13/2027 ~	15,000	15,060
6.224% due 05/09/2034 •	10,500	11,029
7.385% due 11/02/2028 •	500	521

BGC Group, Inc.
6.150% due 04/02/2030	1,440	1,465

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	7,200	6,750
2.500% due 01/10/2030	1,200	1,113

Blue Owl Finance LLC
3.125% due 06/10/2031	100	86
4.125% due 10/07/2051	2,300	1,524
6.250% due 04/18/2034	400	385

BNP Paribas SA
5.786% due 01/13/2033 •	6,200	6,411
7.375% due 09/10/2034 •(d)(e)	8,500	8,527

BPCE SA
5.716% due 01/18/2030 •	1,000	1,025
5.876% due 01/14/2031 •	4,300	4,431
5.936% due 05/30/2035 •	2,491	2,549
6.714% due 10/19/2029 •	400	418

Broadstone Net Lease LLC
5.000% due 11/01/2032	600	590

Brookfield Capital Finance LLC
6.087% due 06/14/2033	6,000	6,261

Brookfield Finance, Inc.
5.675% due 01/15/2035	1,000	1,009
5.968% due 03/04/2054	450	437

Camden Property Trust
3.150% due 07/01/2029	700	672

Cantor Fitzgerald LP
7.200% due 12/12/2028	2,800	2,910

Capital One Financial Corp.
6.312% due 06/08/2029 •	2,500	2,586

CBRE Services, Inc.
4.800% due 06/15/2030	232	233
5.500% due 04/01/2029	400	410
5.500% due 06/15/2035	400	405

CI Financial Corp.
3.200% due 12/17/2030	1,127	1,003
4.100% due 06/15/2051	1,000	664
7.500% due 05/30/2029	800	840

Citadel Finance LLC
5.900% due 02/10/2030	720	724

Citadel Securities Global Holdings LLC
5.500% due 06/18/2030	1,500	1,525
6.200% due 06/18/2035	3,800	3,890

Citibank NA
5.488% due 12/04/2026	6,000	6,048

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
4.412% due 03/31/2031 •	$650	$643

CNA Financial Corp.
5.500% due 06/15/2033	5,600	5,689

Constellation Global Funding
4.850% due 10/22/2030	700	687

Cooperatieve Rabobank UA
3.649% due 04/06/2028 •	800	793
5.447% due 03/05/2030 •	7,971	8,154

Corebridge Global Funding
4.900% due 01/07/2028	2,500	2,517

CoStar Group, Inc.
2.800% due 07/15/2030	3,000	2,714

Credit Agricole SA
5.222% due 05/27/2031 •	3,150	3,189
5.261% due 01/12/2037 •	2,000	1,957
6.316% due 10/03/2029 •	700	729

Crown Castle, Inc.
3.100% due 11/15/2029	4,000	3,778
4.900% due 09/01/2029	800	805

Danske Bank AS
4.999% due 03/27/2032 •	3,500	3,510

Deutsche Bank AG
3.547% due 09/18/2031 •	1,600	1,505
4.999% due 09/11/2030 •	1,300	1,306
5.706% due 02/08/2028 •	3,500	3,530
6.720% due 01/18/2029 •	6,807	7,055
7.146% due 07/13/2027 •	1,729	1,741

DNB Bank ASA
1.535% due 05/25/2027 •	600	597

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032	5,200	4,739

EPR Properties
3.750% due 08/15/2029	2,500	2,396
4.500% due 06/01/2027	1,200	1,195
4.750% due 12/15/2026	8,200	8,197
4.950% due 04/15/2028	4,700	4,695

Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030	1,050	1,041
5.500% due 06/15/2034	3,350	3,402

Equinix, Inc.
3.200% due 11/18/2029	2,774	2,642

Equitable Financial Life Global Funding
1.800% due 03/08/2028	7,000	6,638
5.450% due 03/03/2028	200	203

Extra Space Storage LP
2.350% due 03/15/2032	1,600	1,374

F&G Annuities & Life, Inc.
6.500% due 06/04/2029	900	904

F&G Global Funding
1.750% due 06/30/2026	100	99
4.975% (SOFRRATE + 1.325%) due 09/08/2028 ~	1,300	1,304

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030	4,300	4,284
6.000% due 12/07/2033	3,600	3,763

Federation des Caisses Desjardins du Quebec
4.296% (SOFRRATE + 0.630%) due 01/27/2027 ~	1,600	1,602

First American Financial Corp.
2.400% due 08/15/2031	2,268	1,955

First Citizens BancShares, Inc.
4.869% due 03/03/2032 •	2,900	2,804

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	400	397
3.815% due 11/02/2027	6,595	6,465
4.125% due 08/17/2027	5,790	5,717
4.271% due 01/09/2027	3,330	3,316
4.542% due 08/01/2026	4,765	4,759
4.950% due 05/28/2027	1,050	1,050
5.125% due 11/05/2026	6,616	6,631
5.800% due 03/05/2027	10,315	10,374
5.800% due 03/08/2029	4,000	4,046
5.850% due 05/17/2027	1,574	1,586
6.950% due 06/10/2026	2,950	2,957

66	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FS KKR Capital Corp.
2.625% due 01/15/2027	$100	$97
6.125% due 01/15/2030 (h)	4,000	3,810

GA Global Funding Trust
2.250% due 01/06/2027	300	295
4.500% due 09/18/2030	3,000	2,890
5.500% due 01/08/2029	3,000	3,038

Global Atlantic Fin Co.
4.400% due 10/15/2029	200	194

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	1,200	1,071
4.000% due 01/15/2030	4,270	4,101
4.000% due 01/15/2031	6,200	5,882
5.300% due 01/15/2029	4,560	4,613
5.625% due 03/01/2036	1,600	1,558
5.750% due 06/01/2028	1,400	1,422
6.750% due 12/01/2033	1,300	1,370

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •	200	197
3.615% due 03/15/2028 •	9,062	8,991
3.691% due 06/05/2028 •	500	496
4.148% due 01/21/2029 •	7,100	7,058
4.223% due 05/01/2029 •	460	457
5.498% (SOFRRATE + 1.850%) due 03/15/2028 ~	600	607
6.484% due 10/24/2029 •	14,937	15,628

Goldman Sachs Private Credit Corp.
5.875% due 01/31/2031	2,000	1,942

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	2,125	1,953

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	15,600	15,357

HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031	3,600	3,668
6.375% due 07/01/2034	500	504

Hanover Insurance Group, Inc.
2.500% due 09/01/2030	1,500	1,362

HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030	3,100	2,855

Highwoods Realty LP
2.600% due 02/01/2031	1,000	885
3.050% due 02/15/2030	3,500	3,230

Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,517
3.500% due 09/15/2030	2,500	2,351

HPS Corporate Lending Fund
5.150% due 04/02/2029	5,300	5,152
5.950% due 04/14/2032	1,200	1,160

HSBC Holdings PLC
4.398% due 03/10/2030 •	3,000	2,978
5.546% due 03/04/2030 •(h)	12,000	12,298

Indian Railway Finance Corp. Ltd.
2.800% due 02/10/2031	2,400	2,195

ING Groep NV
5.420% due 03/23/2037 •	6,400	6,384

Intesa Sanpaolo SpA
7.200% due 11/28/2033	7,500	8,409
8.248% due 11/21/2033 •	3,700	4,265

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	3,786
2.300% due 11/15/2028	1,800	1,694
5.500% due 08/15/2033	1,000	1,002

JPMorgan Chase & Co.
2.182% due 06/01/2028 •	750	731
2.545% due 11/08/2032 •	7,000	6,225
2.580% due 04/22/2032 •	500	452
4.203% due 07/23/2029 •	600	597
4.323% due 04/26/2028 •	500	500
4.452% due 12/05/2029 •	120	120
4.565% due 06/14/2030 •	1,500	1,502
4.995% due 07/22/2030 •	5,100	5,175
5.012% due 01/23/2030 •	3,845	3,899
5.299% due 07/24/2029 •	1,626	1,657
5.581% due 04/22/2030 •	5,000	5,154
6.070% due 10/22/2027 •	300	303
6.087% due 10/23/2029 •	8,300	8,626

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kilroy Realty LP
3.050% due 02/15/2030	$7,533	$6,870
6.250% due 01/15/2036	400	397

Lazard Group LLC
5.625% due 08/01/2035	400	399
6.000% due 03/15/2031	5,000	5,196

Lloyds Bank PLC
0.000% due 04/02/2032 þ	1,000	751

Lloyds Banking Group PLC
4.375% due 03/22/2028	700	699
4.943% due 11/04/2036 •	4,900	4,731
5.462% due 01/05/2028 •	300	302
5.985% due 08/07/2027 •	2,537	2,549
8.000% due 09/27/2029 •(d)(e)(h)	2,300	2,416

LXP Industrial Trust
2.700% due 09/15/2030	1,500	1,369

Marex Group PLC
5.829% due 05/08/2028	4,900	4,954

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •	600	596
6.100% due 06/11/2055 •	6,100	6,127

Mitsubishi UFJ Financial Group, Inc.
4.505% due 01/14/2032 •	8,500	8,380
5.574% due 01/16/2036 •	1,000	1,024

Mizuho Financial Group, Inc.
2.839% due 09/13/2026	1,346	1,338
2.869% due 09/13/2030 •	800	755

Morgan Stanley
3.772% due 01/24/2029 •	4,522	4,463
4.431% due 01/23/2030 •	3,000	2,987
4.654% due 10/18/2030 •	500	500
4.708% due 03/12/2032 •	3,800	3,775
4.994% due 04/12/2029 •	3,100	3,129
5.164% due 04/20/2029 •	4,607	4,661
5.173% due 01/16/2030 •	2,600	2,637
5.230% due 01/15/2031 •	500	508
5.320% due 07/19/2035 •	2,500	2,509
5.449% due 07/20/2029 •	1,822	1,855
5.587% due 01/18/2036 •	2,600	2,652
5.656% due 04/18/2030 •	4,000	4,116
5.664% due 04/17/2036 •	3,000	3,074
6.296% due 10/18/2028 •	300	308
6.407% due 11/01/2029 •	8,483	8,855

Morgan Stanley Bank NA
4.747% (SOFRRATE + 1.080%) due 01/14/2028 ~	400	402

Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •	300	299
4.466% due 07/06/2028 •	6,550	6,551

Mutual of Omaha Cos Global Funding
5.000% due 04/01/2030	200	201
5.450% due 12/12/2028	400	409

National Health Investors, Inc.
3.000% due 02/01/2031	2,600	2,341

Nationwide Building Society
4.302% due 03/08/2029 •	8,800	8,745

Nationwide Financial Services, Inc.
3.900% due 11/30/2049	1,900	1,413

Nationwide Mutual Insurance Co.
9.375% due 08/15/2039	100	128

NatWest Group PLC
5.076% due 01/27/2030 •	17,600	17,800
7.300% due 11/19/2034 •(d)(e)	2,600	2,642

NatWest Markets PLC
4.407% (SOFRRATE + 0.760%) due 09/29/2026 ~	800	801

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027	884	882

Newmark Group, Inc.
7.500% due 01/12/2029	400	420

Nippon Life Insurance Co.
2.750% due 01/21/2051 •	200	176
6.250% due 09/13/2053 •	2,000	2,044

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NLG Global Funding
5.400% due 01/23/2030	$2,700	$2,765

Nomura Holdings, Inc.
1.653% due 07/14/2026	8,409	8,348
3.103% due 01/16/2030	1,900	1,792

Norinchukin Bank
4.674% due 09/09/2030	300	298
5.356% due 03/10/2036	5,400	5,346

Northwestern Mutual Life Insurance Co.
3.625% due 09/30/2059	2,000	1,357

Nuveen LLC
5.550% due 01/15/2030	400	410

Omega Healthcare Investors, Inc.
4.750% due 01/15/2028	1,477	1,476
5.200% due 07/01/2030	290	291

Pacific Life Global Funding II
1.600% due 09/21/2028	4,900	4,573
4.272% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,700	1,701

Pacific Life Insurance Co.
9.250% due 06/15/2039	600	802

Pacific LifeCorp
3.350% due 09/15/2050	1,000	671

Piedmont Operating Partnership LP
6.875% due 07/15/2029	1,600	1,677

Protective Life Global Funding
1.737% due 09/21/2030	4,800	4,216
1.900% due 07/06/2028	1,800	1,701
4.772% due 12/09/2029 (h)	12,500	12,556

Rayonier LP
2.750% due 05/17/2031	2,973	2,674

Realty Income Corp.
4.750% due 04/15/2033 (a)	1,300	1,283

Rexford Industrial Realty LP
2.125% due 12/01/2030	200	177

RGA Global Funding
4.600% due 11/25/2030	2,500	2,474
5.500% due 01/11/2031	1,400	1,440

Sammons Financial Group Global Funding
5.050% due 01/10/2028	3,400	3,431

Santander Holdings USA, Inc.
3.244% due 10/05/2026	8,220	8,174
5.353% due 09/06/2030 •	2,400	2,427

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	800	795
4.858% due 09/11/2030 •	225	226
5.694% due 04/15/2031 •	5,000	5,144

SBA Tower Trust
1.631% due 05/15/2051	15,600	15,347

SBL Holdings, Inc.
5.900% due 09/26/2028	500	472

Sixth Street Lending Partners
6.500% due 03/11/2029	3,500	3,549

SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035	3,700	3,615
5.450% due 05/03/2028	300	304

Standard Chartered PLC
4.529% due 06/05/2032 •	3,800	3,712

Stellantis Financial Services U.S. Corp.
5.400% due 09/15/2030	4,100	4,028

Store Capital LLC
2.750% due 11/18/2030	1,000	901
5.400% due 04/30/2030	1,400	1,407

Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026	600	593
2.130% due 07/08/2030	700	630
2.174% due 01/14/2027	600	590
4.843% (SOFRRATE + 1.170%) due 07/09/2029 ~	10,000	10,057
6.600% due 06/05/2034 •(d)(e)	2,000	1,977

Sumitomo Mitsui Trust Bank Ltd.
4.350% due 09/11/2030	500	497
5.500% due 03/09/2028	400	408

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	67

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sun Communities Operating LP
2.700% due 07/15/2031	$100	$89
4.200% due 04/15/2032	1,900	1,810

Takeoff Merger Sub, Inc.
4.500% due 03/24/2029	5,000	4,969
5.500% due 03/24/2036	2,000	1,971

Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047	3,000	2,414

Trust 2401
4.869% due 01/15/2030 (h)	2,668	2,571

Trust Fibra Uno
4.869% due 01/15/2030 (h)	1,332	1,279

Trustage Financial Group, Inc.
4.625% due 04/15/2032	9,600	9,186

UBS Group AG
3.091% due 05/14/2032 •	1,000	917
4.550% due 04/17/2026	300	300
4.703% due 08/05/2027 •	900	900
4.844% due 11/06/2033 •	200	197
4.875% due 02/12/2027 •(d)(e)	1,000	991
5.699% due 02/08/2035 •	3,166	3,247
5.959% due 01/12/2034 •(h)	19,600	20,460
6.246% due 09/22/2029 •	300	312
6.301% due 09/22/2034 •	6,100	6,487
6.850% due 09/10/2029 •(d)(e)	1,000	992
9.250% due 11/13/2028 •(d)(e)	1,350	1,440
9.250% due 11/13/2033 •(d)(e)	4,000	4,507

UniCredit SpA
5.459% due 06/30/2035 •	4,600	4,593

VICI Properties LP
4.750% due 02/15/2028	2,300	2,303
5.125% due 11/15/2031	500	497
5.125% due 05/15/2032	1,600	1,577
5.625% due 04/01/2035	3,250	3,236
5.625% due 05/15/2052	1,600	1,431
5.750% due 04/01/2034	500	505

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029	7,600	7,388
4.125% due 08/15/2030	500	479

Voya Financial, Inc.
5.050% due 03/02/2036	2,400	2,320

Wells Fargo & Co.
2.393% due 06/02/2028 •	259	253
2.879% due 10/30/2030 •	1,000	944
3.196% due 06/17/2027 •	500	499
4.808% due 07/25/2028 •	1,105	1,110
5.198% due 01/23/2030 •	1,500	1,524
5.211% due 12/03/2035 •	3,100	3,088
5.389% due 04/24/2034 •	1,500	1,523
5.574% due 07/25/2029 •	7,276	7,444
6.303% due 10/23/2029 •	5,900	6,146

Wells Fargo Bank NA
5.450% due 08/07/2026	300	301

Welltower OP LLC
4.500% due 07/01/2030	4,100	4,103

Western-Southern Global Funding
4.500% due 07/16/2028	500	500

Weyerhaeuser Co.
4.000% due 04/15/2030	12,000	11,691
4.750% due 05/15/2026	1,233	1,233

		1,020,754

INDUSTRIALS 29.1%

180 Medical, Inc.
5.300% due 10/08/2035	1,300	1,278

AbbVie, Inc.
3.200% due 11/21/2029	2,645	2,550

Adani Transmission Step-One Ltd.
4.000% due 08/03/2026	1,600	1,599

Air Canada Pass-Through Trust
3.300% due 07/15/2031	3,573	3,422
3.750% due 06/15/2029	54	54

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029	4,010	4,014

Alcon Finance Corp.
2.600% due 05/27/2030	7,700	7,126

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Allegion PLC
3.500% due 10/01/2029	$2,000	$1,927

Alphabet, Inc.
5.650% due 02/15/2056	6,000	5,985

Amazon.com, Inc.
4.550% due 03/13/2033	2,000	1,981
5.950% due 03/13/2066	1,900	1,908

American Airlines Pass-Through Trust
2.875% due 01/11/2036	81	73
3.000% due 04/15/2030	3,727	3,615
3.150% due 08/15/2033	3,798	3,545
3.200% due 12/15/2029	1,561	1,522
3.350% due 04/15/2031	5,466	5,290
3.375% due 11/01/2028	569	562
3.575% due 07/15/2029	2,412	2,380
3.600% due 03/22/2029	3,993	3,948
3.700% due 04/01/2028	329	328

Amgen, Inc.
5.250% due 03/02/2030	6,400	6,573
5.600% due 03/02/2043	1,900	1,876
5.650% due 03/02/2053 (h)	4,850	4,701

Anglo American Capital PLC
5.000% due 03/21/2033	2,800	2,758
5.625% due 04/01/2030	1,250	1,290

AppLovin Corp.
5.125% due 12/01/2029	2,656	2,672

AstraZeneca PLC
1.375% due 08/06/2030	1,700	1,501

AutoZone, Inc.
5.125% due 06/15/2030	2,000	2,035

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.000% due 06/15/2036	2,700	2,652

Bayer U.S. Finance II LLC
4.375% due 12/15/2028	4,100	4,060

Bayer U.S. Finance LLC
6.125% due 11/21/2026	11,100	11,203
6.250% due 01/21/2029	400	416
6.375% due 11/21/2030	2,367	2,490
6.500% due 11/21/2033	20,000	21,277

Becton Dickinson & Co.
4.874% due 02/08/2029	1,200	1,214

Beignet Investor LLC
6.581% due 05/30/2049	39,436	40,577

Berry Global, Inc.
4.875% due 07/15/2026	6,700	6,701
5.650% due 01/15/2034	200	205

Block, Inc.
5.625% due 08/15/2030	3,200	3,184

BMW U.S. Capital LLC
4.750% due 03/21/2028	2,900	2,917
5.050% due 03/21/2030	500	506

Boeing Co.
3.250% due 02/01/2028	1,200	1,177
3.450% due 11/01/2028	400	391
5.805% due 05/01/2050	4,600	4,450
5.930% due 05/01/2060	13,200	12,681
6.259% due 05/01/2027	5,800	5,902

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	5,700	5,555

Boston Scientific Corp.
6.250% due 11/15/2035	3,000	3,313

British Airways Pass-Through Trust
2.900% due 09/15/2036	78	72
3.300% due 06/15/2034	70	67
3.350% due 12/15/2030	2,038	1,979
3.800% due 03/20/2033	950	928
4.125% due 03/20/2033	1,190	1,151

Broadcom, Inc.
2.450% due 02/15/2031	27,858	25,307
3.419% due 04/15/2033	6,543	5,986
4.926% due 05/15/2037	12,249	11,889
5.050% due 07/12/2029	500	510

Cameron LNG LLC
3.402% due 01/15/2038	100	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	$1,200	$1,219
5.400% due 12/15/2034	1,800	1,822
6.250% due 03/15/2038	1,700	1,789

Carnival Corp.
4.000% due 08/01/2028	4,845	4,733

CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	2,100	2,076
3.250% due 02/15/2029	1,010	962
5.100% due 03/01/2030	300	300

Cenovus Energy, Inc.
5.400% due 03/20/2036	5,900	5,873

Centene Corp.
2.450% due 07/15/2028	3,300	3,075
2.500% due 03/01/2031	2,000	1,679
2.625% due 08/01/2031	1,600	1,339
3.000% due 10/15/2030	3,625	3,179
4.625% due 12/15/2029	2,491	2,366

CGI, Inc.
1.450% due 09/14/2026	9,500	9,364

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 03/01/2042	6,985	4,786
3.900% due 06/01/2052	6,000	3,823
6.100% due 06/01/2029 (h)	1,000	1,036

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	500	423

CommonSpirit Health
4.352% due 09/01/2030	1,100	1,084
4.975% due 09/01/2035	400	391

Conagra Brands, Inc.
5.000% due 08/01/2030	1,600	1,597

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(g)	1,027	1,052

Cox Communications, Inc.
1.800% due 10/01/2030	4,400	3,827

CVS Health Corp.
4.300% due 03/25/2028	1,235	1,231
4.780% due 03/25/2038	1,100	1,014
5.000% due 01/30/2029	300	304
5.050% due 03/25/2048	3,800	3,263
5.125% due 02/21/2030	3,335	3,383
5.450% due 09/15/2035	2,700	2,711
5.700% due 06/01/2034	1,000	1,028
5.875% due 06/01/2053	1,100	1,043
6.050% due 06/01/2054	1,000	971

CVS Pass-Through Trust
7.507% due 01/10/2032	925	977

DAE Funding LLC
3.375% due 03/20/2028	400	386

Daimler Truck Finance North America LLC
4.500% due 04/12/2031	3,700	3,633
5.250% due 01/13/2030	500	508

DCP Midstream Operating LP
3.250% due 02/15/2032	2,600	2,364
5.125% due 05/15/2029	200	204

Delta Air Lines, Inc.
3.750% due 10/28/2029	1,000	963

Devon Energy Corp.
5.200% due 09/15/2034	50	50

Diamondback Energy, Inc.
5.550% due 04/01/2035	400	408
5.900% due 04/18/2064	400	379
6.250% due 03/15/2053	2,600	2,632

DT Midstream, Inc.
4.125% due 06/15/2029	1,102	1,079

Ecopetrol SA
4.625% due 11/02/2031	100	89

Edwards Lifesciences Corp.
4.300% due 06/15/2028	970	969

Enbridge, Inc.
4.900% due 06/20/2030	500	505
5.550% due 06/20/2035	200	205
5.900% due 11/15/2026	100	101

68	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Energy Transfer LP
3.750% due 05/15/2030	$900	$870
3.900% due 07/15/2026	900	899
4.950% due 05/15/2028	1,400	1,413
5.200% due 04/01/2030	4,330	4,428
5.250% due 07/01/2029	1,200	1,226
5.550% due 02/15/2028	1,053	1,074
5.700% due 04/01/2035	400	411
6.050% due 12/01/2026	5,400	5,451
6.100% due 12/01/2028	200	208

Eni SpA
5.500% due 05/15/2034	4,500	4,611

Enterprise Products Operating LLC
4.600% due 01/15/2031	4,000	4,008
5.200% due 01/15/2036	4,100	4,124

EQT Corp.
3.900% due 10/01/2027	181	179
6.375% due 04/01/2029	477	492

Expand Energy Corp.
5.375% due 03/15/2030	1,200	1,211
5.700% due 01/15/2035	400	406
6.750% due 04/15/2029	2,242	2,244

Fedex Freight Holding Co., Inc.
4.300% due 03/15/2029	2,000	1,976

Ferguson Finance PLC
3.250% due 06/02/2030	1,100	1,037

Fidelity National Information Services, Inc.
4.550% due 03/10/2029	6,600	6,571

Fiserv, Inc.
5.150% due 08/12/2034	400	389
5.250% due 08/11/2035	6,000	5,838

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	9,700	8,837

Flex Ltd.
4.875% due 06/15/2029	100	100

Fox Corp.
4.709% due 01/25/2029	218	219

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	800	785

Gartner, Inc.
3.750% due 10/01/2030	2,500	2,274
4.500% due 07/01/2028	1,422	1,398
4.950% due 03/20/2031	1,600	1,562

General Dynamics Corp.
3.625% due 04/01/2030	500	486

Glencore Funding LLC
5.186% due 04/01/2030	2,400	2,434

Global Payments, Inc.
5.400% due 03/15/2033	3,100	3,027

Harbour Energy PLC
6.327% due 04/01/2035	4,200	4,306

HCA, Inc.
3.500% due 09/01/2030	16,400	15,579
5.450% due 04/01/2031	400	410
5.500% due 06/01/2033	6,800	6,938
5.625% due 09/01/2028	1,734	1,769
5.875% due 02/01/2029	200	206

Honeywell Aerospace, Inc.
4.950% due 03/16/2036	3,000	2,978

Hyatt Hotels Corp.
5.050% due 03/30/2028	900	908

Hyundai Capital America
1.500% due 06/15/2026	2,000	1,988
4.750% due 04/06/2029 (a)	6,200	6,195

Imperial Brands Finance PLC
3.500% due 07/26/2026	200	199

IQVIA, Inc.
6.250% due 02/01/2029	700	728

JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,871	1,662

Keurig Dr. Pepper, Inc.
5.050% due 03/15/2029	1,000	1,011

Kinder Morgan, Inc.
8.050% due 10/15/2030	6,500	7,271

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Heinz Foods Co.
5.400% due 03/15/2035	$5,321	$5,314

Kyndryl Holdings, Inc.
3.150% due 10/15/2031	2,600	2,169

Las Vegas Sands Corp.
3.500% due 08/18/2026	4,250	4,236
5.625% due 06/15/2028	1,300	1,317
5.900% due 06/01/2027	8,800	8,917

Maple Parent Holdings Corp.
5.050% due 03/26/2031	4,800	4,782

Marriott International, Inc.
4.500% due 10/15/2031	500	494
4.625% due 06/15/2030	2,000	2,001

Mars, Inc.
5.000% due 03/01/2032	4,500	4,555

Marvell Technology, Inc.
2.450% due 04/15/2028	4,000	3,848

McDonald’s Corp.
4.400% due 02/12/2031	1,340	1,337

Microchip Technology, Inc.
4.900% due 03/15/2028	900	906

Motorola Solutions, Inc.
4.850% due 08/15/2030	2,100	2,116

MPLX LP
2.650% due 08/15/2030	2,450	2,259

National Football League
5.250% due 10/05/2034 «(g)	3,700	3,689
5.420% due 10/05/2037 «(g)	1,300	1,296

National Fuel Gas Co.
5.500% due 10/01/2026	300	301

Nissan Motor Co. Ltd.
4.345% due 09/17/2027	750	730

Norfolk Southern Corp.
4.100% due 05/15/2121	100	68

Northern Star Resources Ltd.
6.125% due 04/11/2033	1,000	1,034

Northrop Grumman Corp.
4.650% due 07/15/2030	1,000	1,006

Novartis Capital Corp.
4.900% due 03/18/2036	3,000	2,994

NTT Finance Corp.
5.171% due 07/16/2032	3,300	3,325

NVR, Inc.
3.000% due 05/15/2030	1,380	1,300

NXP BV/NXP Funding LLC/NXP USA, Inc.
4.300% due 08/19/2028	402	400

Occidental Petroleum Corp.
6.450% due 09/15/2036	2,500	2,673
6.625% due 09/01/2030	818	880

Open Text Corp.
6.900% due 12/01/2027	500	514

Oracle Corp.
2.300% due 03/25/2028	5,029	4,792
3.250% due 11/15/2027	2,800	2,733
3.250% due 05/15/2030	1,765	1,632
3.950% due 03/25/2051	2,000	1,268
4.200% due 09/27/2029	3,200	3,102
4.650% due 05/06/2030	2,917	2,852
5.500% due 08/03/2035	400	382
5.700% due 02/04/2036	2,000	1,924
6.000% due 08/03/2055	2,000	1,678
6.100% due 09/26/2065	6,100	5,062
6.550% due 02/04/2046	2,000	1,867

Petroleos Mexicanos
6.700% due 02/16/2032	3,700	3,624

Philip Morris International, Inc.
1.750% due 11/01/2030	2,100	1,860
4.375% due 04/30/2030	2,425	2,413
4.875% due 02/13/2029	3,500	3,553
5.125% due 11/17/2027	300	304
5.125% due 02/15/2030	1,700	1,735
5.250% due 02/13/2034	400	407

Quanta Services, Inc.
4.300% due 08/09/2028	1,100	1,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

RELX Capital, Inc.
4.750% due 03/27/2030	$923	$930
4.750% due 05/20/2032	800	798

Renesas Electronics Corp.
2.170% due 11/25/2026	900	886

Rolls-Royce PLC
5.750% due 10/15/2027	550	559

Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036	3,300	3,243
5.500% due 04/01/2028	3,025	3,060

Royalty Pharma PLC
1.750% due 09/02/2027	1,000	964
4.450% due 03/25/2031	1,700	1,680

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	12,900	12,811

Salesforce, Inc.
5.200% due 03/15/2033	2,200	2,197

Santos Finance Ltd.
3.649% due 04/29/2031	11,430	10,704
4.125% due 09/14/2027	2,200	2,183
6.875% due 09/19/2033	400	436

Schlumberger Holdings Corp.
5.000% due 06/01/2034	200	200

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,400	2,389

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	900	906

Southern Co.
5.500% due 03/15/2029	200	206

Spectra Energy Partners LP
3.375% due 10/15/2026	3,500	3,483

Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	200

Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	2,247	2,057
4.100% due 10/01/2029	93	92

Stryker Corp.
4.250% due 09/11/2029	2,500	2,491
4.850% due 02/10/2030	2,900	2,940

Synopsys, Inc.
5.150% due 04/01/2035	3,300	3,307

Sysco Corp.
4.950% due 03/25/2036	3,200	3,052
5.100% due 09/23/2030	2,600	2,621

T-Mobile USA, Inc.
2.050% due 02/15/2028	100	96
2.250% due 11/15/2031	10,000	8,792
2.400% due 03/15/2029	2,889	2,727
2.700% due 03/15/2032	7,900	7,030
3.875% due 04/15/2030	9,600	9,352
4.800% due 07/15/2028	200	202
4.950% due 03/15/2028	3,034	3,067

Tapestry, Inc.
5.100% due 03/11/2030	2,700	2,729

Targa Resources Corp.
6.125% due 03/15/2033	6,400	6,771

TD SYNNEX Corp.
2.375% due 08/09/2028	100	95

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	5,000	4,686

TR Finance LLC
5.500% due 08/15/2035	1,000	1,006

Uber Technologies, Inc.
4.300% due 01/15/2030	800	794

United Airlines Pass-Through Trust
2.700% due 11/01/2033	2,898	2,670
2.875% due 04/07/2030	542	523
2.900% due 11/01/2029	2,477	2,375
3.500% due 09/01/2031	1,165	1,134
4.000% due 10/11/2027	515	514
4.150% due 02/25/2033	1,162	1,138
5.450% due 08/15/2038	1,504	1,537
5.800% due 07/15/2037	6,374	6,583
5.875% due 04/15/2029	6,707	6,824

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	69

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

United Rentals North America, Inc.
3.875% due 11/15/2027	$1,700	$1,677
6.000% due 12/15/2029	500	509

UnitedHealth Group, Inc.
2.000% due 05/15/2030	997	903

Valero Energy Corp.
5.150% due 03/10/2036	3,000	2,958

Viper Energy Partners LLC
4.900% due 08/01/2030	2,500	2,503

Volkswagen Group of America Finance LLC
4.450% due 09/11/2027	300	299
5.050% due 03/27/2028	1,500	1,510
5.250% due 03/22/2029	7,065	7,151
5.350% due 03/27/2030	500	507
5.650% due 09/12/2028	700	714

Weir Group, Inc.
5.350% due 05/06/2030	1,300	1,318

Western Midstream Operating LP
5.500% due 12/15/2035	6,000	5,904

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028	7,503	7,526

Williams Cos., Inc.
4.625% due 06/30/2030	1,830	1,829
4.900% due 03/15/2029	909	920
5.300% due 09/30/2035	3,000	2,999
5.650% due 03/15/2033	1,600	1,653

WMG Acquisition Corp.
3.750% due 12/01/2029	3,800	3,618

Woodside Finance Ltd.
3.700% due 09/15/2026	2,500	2,491
5.100% due 09/12/2034	5,300	5,219

Yara International ASA
3.800% due 06/06/2026	3,300	3,293

		763,180

UTILITIES 8.9%

AEP Texas, Inc.
5.200% due 04/15/2036	4,200	4,132

AES Corp.
3.950% due 07/15/2030	3,200	3,061
5.450% due 06/01/2028	12,400	12,516

American Electric Power Co., Inc.
5.750% due 11/01/2027	200	204
5.800% due 03/15/2056 •	2,700	2,669

AT&T, Inc.
4.700% due 08/15/2030	400	404
4.750% due 04/30/2033	1,000	991
5.125% due 04/30/2036	2,500	2,471

Black Hills Corp.
2.500% due 06/15/2030	2,200	2,011
6.150% due 05/15/2034	2,700	2,846

CenterPoint Energy Houston Electric LLC
4.850% due 04/01/2036	2,300	2,253

Cleco Power LLC
5.300% due 01/15/2036	4,500	4,468

Constellation Energy Generation LLC
4.400% due 01/15/2031	4,100	4,048

Dominion Energy, Inc.
3.300% due 04/15/2041	2,500	1,856

DTE Energy Co.
2.950% due 03/01/2030	500	471

Duke Energy Corp.
3.250% due 01/15/2082 •	1,002	964

Edison International
5.450% due 06/15/2029	3,200	3,231
5.750% due 06/15/2027	4,000	4,031
6.250% due 03/15/2030	350	363
6.950% due 11/15/2029	400	422

Electricite de France SA
6.950% due 01/26/2039	600	669

Emera U.S. Finance LP
2.639% due 06/15/2031	1,700	1,517

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ENEL Finance International NV
5.125% due 06/26/2029	$3,967	$4,024

Entergy Corp.
1.900% due 06/15/2028	8,900	8,444
3.750% due 06/15/2050	2,900	2,052

Eversource Energy
5.000% due 01/01/2027	400	401
5.450% due 03/01/2028	300	305

Fells Point Funding Trust
3.046% due 01/31/2027	3,400	3,362

FirstEnergy Corp.
3.900% due 07/15/2027	1,100	1,091
4.850% due 07/15/2047	1,100	940

FirstEnergy Transmission LLC
2.866% due 09/15/2028	6,500	6,252

FORESEA Holding SA
7.500% due 06/15/2030	266	261

Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	6,500	4,908

Georgia Power Co.
4.650% due 05/16/2028	400	403

IPALCO Enterprises, Inc.
4.250% due 05/01/2030	3,787	3,651

Jersey Central Power & Light Co.
4.150% due 01/15/2029	300	298

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029	1,200	1,194

National Grid PLC
5.602% due 06/12/2028	100	102

New York State Electric & Gas Corp.
5.650% due 08/15/2028	800	821

Niagara Mohawk Power Corp.
4.278% due 12/15/2028	5,000	4,973
5.112% due 01/12/2036	2,700	2,656

Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,230

Oncor Electric Delivery Co. LLC
4.300% due 05/15/2028	300	300

ONEOK, Inc.
3.400% due 09/01/2029	3,000	2,887
4.250% due 09/24/2027	3,376	3,368
5.050% due 11/01/2034	10,200	9,925

Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,800	2,711
3.300% due 12/01/2027	300	294
4.500% due 12/15/2041	1,269	1,060
5.000% due 06/04/2028	500	504
6.100% due 01/15/2029	400	414
6.750% due 01/15/2053	4,200	4,362
6.950% due 03/15/2034	18,900	20,707

PacifiCorp
4.150% due 02/15/2050	1,700	1,243
5.100% due 02/15/2029	300	304
5.300% due 02/15/2031	3,000	3,042
5.450% due 02/15/2034	5,200	5,183
5.800% due 01/15/2055	1,174	1,073
7.125% due 08/15/2056 •	3,100	2,930
7.375% due 09/15/2055 •	2,000	1,913

Pinnacle West Capital Corp.
5.150% due 05/15/2030	500	508

Public Service Co. of Colorado
5.050% due 06/15/2036	1,700	1,676

Public Service Co. of Oklahoma
2.200% due 08/15/2031	244	214

Rio Oil Finance Trust
9.750% due 01/06/2027	69	71

San Diego Gas & Electric Co.
5.400% due 04/15/2035	2,100	2,137

Sempra
5.250% due 03/15/2036	6,100	6,016
6.375% due 04/01/2056 •	200	201

Southern California Edison Co.
2.850% due 08/01/2029	2,000	1,887

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.900% due 12/01/2041	$400	$312
4.125% due 03/01/2048	100	75
4.200% due 03/01/2029	1,000	989
4.650% due 10/01/2043	50	42
4.700% due 06/01/2027	4,455	4,460
4.875% due 02/01/2027	400	401
4.875% due 03/01/2049	4,277	3,579
5.650% due 10/01/2028	1,700	1,743
5.850% due 11/01/2027	12,405	12,638
6.650% due 04/01/2029	4,500	4,687

Southern California Gas Co.
3.950% due 02/15/2050	1,500	1,122

Spire, Inc.
4.600% due 09/01/2031	2,500	2,472

System Energy Resources, Inc.
5.300% due 12/15/2034	1,800	1,796
6.000% due 04/15/2028	200	206

Verizon Communications, Inc.
4.016% due 12/03/2029	2,000	1,973
4.750% due 01/15/2033	3,000	2,964
5.401% due 07/02/2037	2,094	2,087

Virginia Electric & Power Co.
4.950% due 03/15/2036	2,900	2,828

Vistra Operations Co. LLC
5.350% due 01/31/2036	3,600	3,524
6.950% due 10/15/2033	952	1,037

Xcel Energy, Inc.
3.400% due 06/01/2030	886	847
5.600% due 04/15/2035	4,400	4,474

		232,152

Total Corporate Bonds & Notes (Cost $2,033,975)		2,016,086

MUNICIPAL BONDS & NOTES 0.7%

CALIFORNIA 0.1%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	100	112

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	100	118

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	300	321

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	300	358

		909

GEORGIA 0.3%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,035	8,679

ILLINOIS 0.0%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	604	638

MASSACHUSETTS 0.0%

Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	300	305

NEW YORK 0.0%

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	200	205

70	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.3%

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
8.084% due 02/15/2050	$6,210	$7,756

Total Municipal Bonds & Notes (Cost $21,517)		18,492

U.S. GOVERNMENT AGENCIES 9.9%

Federal National Mortgage Association
3.500% due 08/01/2047 - 08/01/2048	717	666
4.000% due 08/01/2049	834	798
5.000% due 02/01/2056	4,028	4,016

Government National Mortgage Association
8.500% due 08/15/2030	1	1

Government National Mortgage Association, TBA
4.000% due 05/01/2056	30,800	28,837
5.000% due 05/01/2056	11,600	11,466
6.000% due 05/01/2056	4,400	4,469

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	10	9
4.000% due 04/01/2056 - 06/01/2056	108,140	101,933
4.500% due 06/01/2056	37,290	35,933
5.000% due 04/01/2056 - 05/01/2056	70,700	69,659

Total U.S. Government Agencies (Cost $259,537)		257,787

U.S. TREASURY OBLIGATIONS 5.6%

U.S. Treasury Bonds
2.250% due 05/15/2041	34,400	25,082
4.750% due 02/15/2056	20,100	19,607
4.875% due 08/15/2045 (j)	11,308	11,273

U.S. Treasury Notes
3.875% due 03/31/2031	23,200	23,127
4.125% due 02/15/2036	36,000	35,440
4.250% due 08/15/2035 (j)(l)	33,191	33,072

Total U.S. Treasury Obligations (Cost $148,745)		147,601

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

245 Park Avenue Trust
3.508% due 06/05/2037	3,100	3,050

Atrium Hotel Portfolio Trust
4.900% due 12/15/2036 •	2,064	2,039

Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~	3,324	2,981

CSMC Trust
3.904% due 04/25/2062 ~	689	660
5.187% due 07/15/2038 •	1,000	888

DC Office Trust
2.965% due 09/15/2045	10,500	9,481

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	2,000	1,881
4.519% due 04/15/2037 •	939	930

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	120	117

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,938	2,850
6.864% due 10/25/2063 þ	1,192	1,202

PRKCM Trust
7.225% due 11/25/2058 þ	513	518

PRPM Trust
6.250% due 08/25/2068 þ	294	295

Structured Asset Mortgage Investments II Trust
4.491% due 03/19/2034 •	138	132

Verus Securitization Trust
6.876% due 11/25/2068 ~	612	617
7.070% due 10/25/2068 þ	246	248

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VNDO Trust
3.805% due 01/10/2035	$200	$200

Total Non-Agency Mortgage-Backed Securities (Cost $28,756)		28,089

ASSET-BACKED SECURITIES 0.8%

AUTOMOBILE SEQUENTIAL 0.0%

FHF Trust
6.570% due 06/15/2028	302	303

CMBS OTHER 0.1%

MF1 LLC
5.410% due 03/19/2039 •	1,000	1,000

MF1 Ltd.
5.027% due 02/19/2037 •	1,125	1,126

		2,126

OTHER ABS 0.7%

37 Capital CLO 4 Ltd.
4.762% due 04/15/2035 •	8,600	8,603

Bain Capital Credit CLO Ltd.
4.760% due 10/21/2034 •	1,700	1,701

Elmwood CLO 15 Ltd.
4.819% due 04/22/2035 •	1,200	1,200

KKR CLO 21 Ltd.
4.934% due 04/15/2031 •	193	193

Ocean Trails CLO XI
4.698% due 07/20/2034 •	3,400	3,401

Sound Point CLO XXIII
5.104% due 07/15/2034 •	2,000	2,003

Start II Ltd.
4.089% due 03/15/2044	250	250

Wellfleet CLO Ltd.
4.848% due 04/20/2034 •	1,800	1,802

		19,153

Total Asset-Backed Securities (Cost $21,522)		21,582

SOVEREIGN ISSUES 1.6%

Colombia Government International Bonds
6.125% due 01/21/2031	3,000	2,955

Eagle Funding Luxco SARL
5.500% due 08/17/2030	5,200	5,234

Israel Government International Bonds
5.375% due 03/12/2029	4,100	4,165
5.875% due 01/13/2056	3,200	3,026

Mexico Government International Bonds
4.750% due 03/22/2031	10,000	9,785
5.850% due 07/02/2032	1,000	1,005

Republic of South Africa Government International Bonds
4.850% due 09/30/2029	6,000	5,888

Saudi Government International Bonds
5.125% due 01/13/2028	9,600	9,704

Total Sovereign Issues (Cost $41,901)		41,762

	SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Foresea Holdings SA «	25,822	594

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(b)(g)	2,033	126

Total Common Stocks (Cost $556)		720

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.6%

BANKING & FINANCE 0.6%

Wells Fargo & Co.
7.500%	13,190	$15,235

Total Convertible Preferred Securities (Cost $10,405)		15,235

PREFERRED SECURITIES 3.6%

BANKING & FINANCE 3.6%

AGFC Capital Trust I
5.684% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	1,929

American Express Co.
3.550% due 09/15/2026 •(d)	2,000,000	1,978

Banco Santander SA
8.000% due 02/01/2034 •(d)(e)	2,000,000	2,110

Bank of America Corp.
5.875% due 03/15/2028 •(d)	14,085,000	14,127

Capital One Financial Corp.
3.950% due 09/01/2026 •(d)	3,250,000	3,202

Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	10,100,000	9,355

Citigroup, Inc.
6.875% due 12/31/2099	1,300,000	1,310
6.950% due 02/15/2030 •(d)	900,000	907
7.200% due 05/15/2029 •(d)	2,800,000	2,839

CoBank ACB
4.250% due 01/01/2027 •(d)	4,200,000	4,134

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(d)	2,000,000	1,985

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(d)(h)	1,100,000	1,091
6.850% due 02/10/2030 •(d)	4,100,000	4,179
7.500% due 02/10/2029 •(d)	2,500,000	2,610

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(d)	2,500,000	2,490
4.200% due 09/01/2026 (d)	250,000	4,375
4.625% due 06/01/2026 (d)	110,000	2,103
6.437% (TSFR3M + 2.745%) due 07/01/2026 ~(d)(h)	11,000,000	11,018
6.500% due 04/01/2030 •(d)	2,700,000	2,772
6.875% due 06/01/2029 •(d)	3,300,000	3,435

USB Capital IX
4.954% due 04/30/2026 •(d)	14,250,000	11,316

Wells Fargo & Co.
6.850% due 09/15/2029 •(d)	3,500,000	3,627
7.625% due 09/15/2028 •(d)	1,400,000	1,474

		94,366

INDUSTRIALS 0.0%

SVB Financial Trust
0.000% due 11/07/2032 (c)	228,000	15
11.000% due 11/07/2032	2,317	1,094

		1,109

Total Preferred Securities (Cost $107,405)		95,475

SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (f)	2,851,393	2,851

Total Short-Term Instruments (Cost $2,851)		2,851

Total Investments in Securities (Cost $2,681,771)		2,649,994

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	71

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.8%

SHORT-TERM INSTRUMENTS 5.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.8%

PIMCO Short-Term Floating NAV Portfolio III	15,448,092	$150,449

Total Short-Term Instruments (Cost $150,436)		150,449

Total Investments in Affiliates (Cost $150,436)		150,449

Total Investments 107.0% (Cost $2,832,207)		$2,800,443

Financial Derivative Instruments (i)(k) 0.1% (Cost or Premiums, net $24,071)		3,042

Other Assets and Liabilities, net (7.1)%		(186,707)

Net Assets 100.0%		$2,616,778

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.

(g) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	$1,027	$1,052	0.04%
MNSN Holdings, Inc.	04/26/2022	40	126	0.00
National Football League 5.250% due 10/05/2034	06/27/2025	3,700	3,689	0.14
National Football League 5.420% due 10/05/2037	06/27/2025	1,300	1,296	0.05

		$6,067	$6,163	0.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	3.250%	03/27/2026	06/12/2026		$(992)	$(993)
	3.500	03/27/2026	06/12/2026		(950)	(950)
BRC	3.650	12/12/2025	TBD	(2)	(13,131)	(13,277)
NOM	2.500	12/12/2025	TBD	(2)	(1,274)	(1,284)
TDM	3.750	12/12/2025	TBD	(2)	(8,226)	(8,321)
	3.760	12/12/2025	TBD	(2)	(11,999)	(12,136)
	3.770	12/12/2025	TBD	(2)	(29,849)	(30,193)

Total Reverse Repurchase Agreements						$(67,154)

72	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	5.000%	04/01/2056	$5,000	$(4,984)	$(4,932)

Total Short Sales (0.2)%				$(4,984)	$(4,932)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(3)
Global/Master Repurchase Agreement
BOS	$0	$(1,943)	$0	$(1,943)	$2,127	$184
BRC	0	(13,277)	0	(13,277)	13,920	643
NOM	0	(1,284)	0	(1,284)	1,279	(5)
TDM	0	(50,650)	0	(50,650)	51,910	1,260

Total Borrowings and Other Financing Transactions	$0	$(67,154)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(950)	$(55,461)	$(56,411)
Preferred Securities	0	0	(993)	(9,750)	(10,743)

Total Borrowings	$0	$0	$(1,943)	$(65,211)	$(67,154)

Payable for reverse repurchase agreements					$(67,154)

(h)	Securities with an aggregate market value of $69,191 and cash of $45 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(104,563) at a weighted average interest rate of 4.227%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(i) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	32	$32	$(11)	$(12)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	32	32	(8)	(4)

Total Written Options					$(19)	$(16)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	306	$73,719	$242	$27	$0
3-Month SOFR Active Contract June Futures	09/2027	306	73,780	289	15	0
3-Month SOFR Active Contract March Futures	06/2027	306	73,735	246	23	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	73

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract September Futures	12/2027	306	$73,849	$347	$15	$0
U.S. Treasury 2-Year Note June Futures	06/2026	204	42,319	18	16	0
U.S. Treasury 5-Year Note June Futures	06/2026	908	98,227	(3)	128	0
U.S. Treasury 10-Year Note June Futures	06/2026	802	89,060	(1,223)	188	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	1,877	213,069	(4,814)	557	0
U.S. Treasury Long-Term Bond June Futures	06/2026	1	114	(4)	0	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	2,800	326,375	(10,395)	613	0

Total Futures Contracts				$(15,297)	$1,582	$0

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.833%	$5,000	$204	$(254)	$(50)	$0	$(8)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.623	7,500	161	(330)	(169)	0	(5)

						$365	$(584)	$(219)	$0	$(13)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2026	0.179%	$	5,000	$1,022	$(960)	$62	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.658		1,000	124	(10)	114	0	0
AES Corp.	5.000	Quarterly	12/20/2029	0.871		3,000	540	(107)	433	2	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.271		2,500	(15)	47	32	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.234		8,500	164	(147)	17	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		16,800	(91)	315	224	6	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.317		9,600	115	(65)	50	1	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.213		800	(6)	8	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.255		17,300	(84)	183	99	1	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.773		400	6	(2)	4	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		61,400	473	(323)	150	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.054		1,300	17	(8)	9	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.292		3,710	701	(569)	132	1	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.293		4,200	867	(718)	149	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		1,700	7	(4)	3	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.138		2,600	59	(53)	6	0	0
Occidental Petroleum Corp.	1.000	Quarterly	12/20/2030	0.726		3,000	38	(2)	36	0	(1)
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		1,300	29	(59)	(30)	3	0

							$3,966	$(2,474)	$1,492	$15	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$	4,900	$106	$(17)	$89	$9	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		512,500	11,092	(1,838)	9,254	1,003	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		391,300	6,626	259	6,885	740	(4)

						$17,824	$(1,596)	$16,228	$1,752	$(4)

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$73,800	$1,423	$48	$1,471	$0	$(72)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	66,677	(70)	(125)	(195)	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	11,010	(99)	(59)	(158)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	18,000	36	241	277	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	17,900	(16)	206	190	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	30,499	78	210	288	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036	3,400	(7)	39	32	0	(3)

74	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.775%	Annual	03/03/2036	$3,300	$(7)	$31	$24	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045	9,200	294	226	520	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	7,080	315	486	801	25	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056	14,900	295	54	349	58	0

						$2,242	$1,357	$3,599	$100	$(225)

Total Swap Agreements						$24,397	$(3,297)	$21,100	$1,867	$(243)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value		Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options		Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,595	$1,867	$3,462		$(16)	$0	$(243)	$(259)

(j)

Securities with an aggregate market value of $2,987 and cash of $107,578 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $13 for closed futures is outstanding at period end.

(k) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850%	05/20/2026	28,000	$(33)	$(23)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.800	06/17/2026	12,000	(13)	(16)

						$ (46)	$ (39)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	1,600	$(5)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	1,600	(5)	(9)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	3,000	(10)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	3,000	(10)	(16)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	75

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695%	04/27/2026	3,100	$(11)	$(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	3,100	(11)	(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	04/30/2026	5,700	(20)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.069	04/30/2026	5,700	(21)	(17)

							$ (93)	$(81)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	$94.375	06/04/2026	1,900	$(12)	$(7)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	1,900	(11)	(9)

					$(23)	$(16)

Total Written Options					$(162)	$(136)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
										Asset	Liability
JPM	Mexico Government International Bonds	1.000%	Quarterly	06/20/2026	0.329%	$	200	$(1)	$1	$0	$0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.393		11,400	(145)	117	0	(28)

MYC	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369		500	1	2	3	0

Total Swap Agreements								$(145)	$120	$3	$(28)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(6)
BOA	$0	$0	$0	$0	$0	$(11)	$0	$(11)	$(11)	$0	$(11)
GLM	0	0	0	0	0	(70)	0	(70)	(70)	0	(70)
GSC	0	0	0	0	0	(16)	0	(16)	(16)	0	(16)
GST	0	0	0	0	0	(39)	0	(39)	(39)	0	(39)
JPM	0	0	0	0	0	0	(28)	(28)	(28)	152	124
MYC	0	0	3	3	0	0	0	0	3	157	160

Total Over the Counter	$0	$0	$3	$3	$0	$(136)	$(28)	$(164)

(l)

Securities with an aggregate market value of $310 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

76	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(6)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

		Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,595	$1,595
Swap Agreements	0	1,767	0	0	100	1,867

	$0	$1,767	$0	$0	$1,695	$3,462

Over the counter
Swap Agreements	$0	$3	$0	$0	$0	$3

	$0	$1,770	$0	$0	$1,695	$3,465

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$16	$16
Swap Agreements	0	18	0	0	225	243

	$0	$18	$0	$0	$241	$259

Over the counter
Written Options	$0	$39	$0	$0	$97	$136
Swap Agreements	0	28	0	0	0	28

	$0	$67	$0	$0	$97	$164

	$0	$85	$0	$0	$338	$423

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,233	$1,233
Futures	0	0	0	0	(5,769)	(5,769)
Swap Agreements	0	11,959	0	0	3,374	15,333

	$0	$11,959	$0	$0	$(1,162)	$10,797

Over the counter
Written Options	$0	$73	$0	$0	$2,001	$2,074
Swap Agreements	0	169	0	0	0	169

	$0	$242	$0	$0	$2,001	$2,243

	$0	$12,201	$0	$0	$839	$13,040

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$4	$4
Futures	0	0	0	0	(15,395)	(15,395)
Swap Agreements	0	(3,085)	0	0	(661)	(3,746)

	$0	$(3,085)	$0	$0	$(16,052)	$(19,137)

Over the counter
Written Options	$0	$0	$0	$0	$(13)	$(13)
Swap Agreements	0	24	0	0	0	24

	$0	$24	$0	$0	$(13)	$11

	$0	$(3,061)	$0	$0	$(16,065)	$(19,126)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	77

Schedule of Investments	PIMCO Investment Grade Credit Bond Portfolio	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$4,314	$4,314
Corporate Bonds & Notes
Banking & Finance	0	1,020,754	0	1,020,754
Industrials	0	757,143	6,037	763,180
Utilities	0	232,152	0	232,152
Municipal Bonds & Notes
California	0	909	0	909
Georgia	0	8,679	0	8,679
Illinois	0	638	0	638
Massachusetts	0	305	0	305
New York	0	205	0	205
Ohio	0	7,756	0	7,756
U.S. Government Agencies	0	257,787	0	257,787
U.S. Treasury Obligations	0	147,601	0	147,601
Non-Agency Mortgage-Backed Securities	0	28,089	0	28,089
Asset-Backed Securities
Automobile Sequential	0	303	0	303
CMBS Other	0	2,126	0	2,126
Other ABS	0	19,153	0	19,153
Sovereign Issues	0	41,762	0	41,762
Common Stocks
Industrials	0	0	594	594
Real Estate	0	0	126	126
Convertible Preferred Securities
Banking & Finance	15,235	0	0	15,235
Preferred Securities
Banking & Finance	6,478	87,888	0	94,366
Industrials	0	1,109	0	1,109

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short-Term Instruments
Mutual Funds	$2,851	$0	$0	$2,851

	$24,564	$2,614,359	$11,071	$2,649,994

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$150,449	$0	$0	$150,449

Total Investments	$175,013	$2,614,359	$11,071	$2,800,443

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,932)	$0	$(4,932)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,449	0	3,449
Over the counter	0	3	0	3

	$0	$3,452	$0	$3,452

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(259)	0	(259)
Over the counter	0	(164)	0	(164)

	$0	$(423)	$0	$(423)

Total Financial Derivative Instruments	$0	$3,029	$0	$3,029

Totals	$175,013	$2,612,456	$11,071	$2,798,540

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

78	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 128.0%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Alfa-Bank CJSC
5.860% (EUR003M + 2.100%) due 10/21/2026 «~(k)		$5,932	$5,932

Castlelake LP
2.950% due 05/12/2031 «~		27,232	25,517

Charter Communications Operating LLC
5.911% (TSFR3M + 2.250%) due 12/15/2031 ~		13,951	13,966

Dorchester LLC
4.610% (EUR003M + 2.300%) due 01/04/2027 «~(k)	EUR	11,200	12,945

Nscale AS
TBD% - 8.700% (TSFR3M + 5.000%) due 08/11/2032 «~µ		$20,000	20,000

Project Hudson II
7.730% due 05/29/2026 «~		12,500	12,544

Total Loan Participations and Assignments (Cost $92,662)			90,904

CORPORATE BONDS & NOTES 72.0%

BANKING & FINANCE 26.3%

ABN AMRO Bank NV
6.875% due 09/22/2031 •(h)(i)	EUR	1,200	1,467

Accident Fund Insurance Co. of America
8.500% due 08/01/2032		$103,000	103,115

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.625% due 10/15/2027		16,500	16,525

Aircastle Ltd.
2.850% due 01/26/2028		11,500	11,147
6.500% due 07/18/2028		2,088	2,166

Aircastle Ltd./Aircastle Ireland DAC
5.250% due 03/15/2030		1,600	1,614

Alexandria Real Estate Equities, Inc.
4.850% due 04/15/2049		900	755
5.500% due 10/01/2035		6,000	5,975

Alleghany Corp.
4.900% due 09/15/2044		5,400	4,808

Ally Financial, Inc.
6.992% due 06/13/2029 •		3,400	3,542

American Assets Trust LP
3.375% due 02/01/2031		30,500	27,508
6.150% due 10/01/2034		8,800	8,732

American Express Co.
5.442% due 01/30/2036 •		20,900	21,285

American Financial Group, Inc.
4.500% due 06/15/2047		40,300	32,585

American Homes 4 Rent LP
2.375% due 07/15/2031		700	617
3.375% due 07/15/2051		10,700	7,027
3.625% due 04/15/2032		18,877	17,437
4.250% due 02/15/2028		7,483	7,446
4.300% due 04/15/2052		10,700	8,182
4.950% due 06/15/2030		1,049	1,053

American Tower Corp.
1.875% due 10/15/2030		300	265
2.100% due 06/15/2030		17,600	15,846
2.950% due 01/15/2051 (l)		26,346	16,276
3.100% due 06/15/2050		14,059	9,035
3.125% due 01/15/2027		7,300	7,223
3.375% due 10/15/2026		2,666	2,651
3.600% due 01/15/2028		250	246
3.700% due 10/15/2049		7,300	5,252
3.800% due 08/15/2029		61,400	59,944
3.950% due 03/15/2029		25,300	24,905
4.050% due 03/15/2032		665	637
5.250% due 07/15/2028		821	835
5.450% due 02/15/2034		153	156
5.550% due 07/15/2033		12,175	12,517
5.650% due 03/15/2033		11,675	12,071
5.900% due 11/15/2033		20,707	21,695

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AmFam Holdings, Inc.
2.805% due 03/11/2031		$11,960	$10,510
3.833% due 03/11/2051		10,315	7,101

Antares Holdings LP
2.750% due 01/15/2027		7,700	7,541
3.750% due 07/15/2027		18,400	17,888
3.950% due 07/15/2026		4,100	4,086
6.500% due 02/08/2029		10,000	10,017
7.950% due 08/11/2028		5,500	5,705

Apollo Debt Solutions BDC
6.550% due 03/15/2032		7,500	7,534
6.700% due 07/29/2031		6,150	6,225
6.900% due 04/13/2029		8,346	8,543

Arch Capital Finance LLC
5.031% due 12/15/2046		4,100	3,721

Arch Capital Group Ltd.
3.635% due 06/30/2050 (l)		23,025	16,489

ARES Finance Co. II LLC
3.250% due 06/15/2030		6,400	6,001

ARES Finance Co. III LLC
4.125% due 06/30/2051 •		12,400	12,218

ARES Finance Co. IV LLC
3.650% due 02/01/2052		5,100	3,438

ARES Management Corp.
5.600% due 10/11/2054		12,000	10,580
6.375% due 11/10/2028		34,300	35,666

ARES Strategic Income Fund
4.850% due 01/15/2029		3,000	2,906
5.150% due 01/15/2031		5,000	4,726
5.600% due 02/15/2030		4,800	4,673
6.200% due 03/21/2032		4,670	4,580

Arthur J Gallagher & Co.
3.500% due 05/20/2051		17,500	11,984

Assured Guaranty U.S. Holdings, Inc.
3.600% due 09/15/2051		10,300	6,970
6.125% due 09/15/2028		8,400	8,699

Athene Global Funding
5.322% due 11/13/2031		12,000	11,871
5.516% due 03/25/2027		11,300	11,396
5.526% due 07/11/2031		14,600	14,615
5.583% due 01/09/2029		6,700	6,764

Augustar Life Insurance Co.
6.875% due 06/15/2042		400	379

Aviation Capital Group LLC
3.500% due 11/01/2027		2,050	2,014

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		16,946	16,377
4.700% due 01/30/2031		5,200	5,098
4.950% due 10/15/2032		15,000	14,616

AXIS Specialty Finance LLC
3.900% due 07/15/2029		4,000	3,927

Banco Bilbao Vizcaya Argentaria SA
6.033% due 03/13/2035 •		15,000	15,595

Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa
4.375% due 04/11/2027		5,100	5,101

Banco Santander SA
3.306% due 06/27/2029		3,600	3,470
4.875% due 10/18/2031	EUR	4,300	5,228

Bank Leumi Le-Israel BM
7.129% due 07/18/2033 •(i)		$7,500	7,727

Bank of America Corp.
2.299% due 07/21/2032 •		12,355	10,910
2.687% due 04/22/2032 •		10,000	9,065
3.194% due 07/23/2030 •		30,600	29,353
3.311% due 04/22/2042 •		8,700	6,640
3.419% due 12/20/2028 •		81,151	79,749
3.593% due 07/21/2028 •		5,700	5,640
3.974% due 02/07/2030 •		14,862	14,661
4.083% due 03/20/2051 •		12,200	9,443
4.571% due 04/27/2033 •		88,000	86,499
4.675% (SOFRRATE + 1.010%) due 01/24/2031 ~		14,000	13,967
5.202% due 04/25/2029 •		4,825	4,894
5.288% due 04/25/2034 •		5,000	5,063

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.468% due 01/23/2035 •		$22,300	$22,771
5.511% due 01/24/2036 •		40,812	41,634
5.872% due 09/15/2034 •		2,521	2,641

Barclays PLC
4.972% due 05/16/2029 •		24,214	24,365
5.746% due 08/09/2033 •		2,400	2,468
5.851% due 03/21/2035 •	GBP	12,100	15,884
6.224% due 05/09/2034 •		$12,195	12,809
6.692% due 09/13/2034 •		13,720	14,851
7.437% due 11/02/2033 •		7,300	8,166
8.375% due 09/15/2031 •(h)(i)	GBP	2,200	2,979
8.875% due 09/15/2027 •(h)(i)		1,347	1,835
9.250% due 09/15/2028 •(h)(i)		23,900	33,334

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(i)		$1,000	983
7.625% due 02/11/2035 •(i)		10,000	10,350
8.450% due 06/29/2038 •(i)		400	430

Berkshire Hathaway Finance Corp.
2.875% due 03/15/2032		7,900	7,320
3.850% due 03/15/2052		13,600	10,275
4.200% due 08/15/2048		13,700	11,174

Berkshire Hathaway, Inc.
4.500% due 02/11/2043		245	223

BGC Group, Inc.
6.150% due 04/02/2030		9,800	9,973
6.600% due 06/10/2029		3,500	3,613
8.000% due 05/25/2028		5,600	5,906

Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		5,300	4,499
2.800% due 09/30/2050		10,500	6,236
3.200% due 01/30/2052		43,000	27,426
3.500% due 09/10/2049		5,500	3,770
4.000% due 10/02/2047		4,600	3,468

Blackstone Secured Lending Fund
2.750% due 09/16/2026		8,300	8,189

Block Financial LLC
2.500% due 07/15/2028		4,181	3,951

Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	24,861
4.125% due 10/07/2051		10,500	6,959
4.375% due 02/15/2032		11,000	9,807
6.250% due 04/18/2034		13,000	12,506

BNP Paribas SA
3.052% due 01/13/2031 •		10,700	10,047
3.132% due 01/20/2033 •(l)		12,400	11,153
5.125% due 01/13/2029 •		10,100	10,207
5.786% due 01/13/2033 •		9,400	9,720
7.375% due 06/11/2030 •(h)(i)	EUR	4,200	5,157
7.375% due 09/10/2034 •(h)(i)		$12,400	12,439
8.500% due 08/14/2028 •(h)(i)(l)		5,400	5,630

BPCE SA
4.760% due 01/13/2032 •		16,550	16,328
5.716% due 01/18/2030 •		4,200	4,306
5.936% due 05/30/2035 •		7,700	7,880
6.293% due 01/14/2036 •		16,450	17,228
7.003% due 10/19/2034 •		15,544	16,995

Brandywine Operating Partnership LP
4.550% due 10/01/2029 (l)		3,400	3,104

Brighthouse Financial, Inc.
3.850% due 12/22/2051		8,600	4,803

Broadstone Net Lease LLC
5.000% due 11/01/2032		2,200	2,165

Brookfield Asset Management Ltd.
6.077% due 09/15/2055		3,000	2,967

Brookfield Capital Finance LLC
6.087% due 06/14/2033		10,000	10,436

Brookfield Finance LLC/Brookfield Finance, Inc.
3.450% due 04/15/2050		19,000	12,564

Brookfield Finance, Inc.
3.500% due 03/30/2051		14,900	9,962
3.625% due 02/15/2052		33,900	23,045
4.700% due 09/20/2047		34,350	28,565
5.330% due 01/15/2036		1,400	1,371
5.813% due 03/03/2055		6,000	5,689
5.968% due 03/04/2054		32,700	31,748

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	79

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Brown & Brown, Inc.
4.500% due 03/15/2029		$10,300	$10,256
4.950% due 03/17/2052		5,970	4,981
5.550% due 06/23/2035		2,700	2,698

Cantor Fitzgerald LP
4.500% due 04/14/2027		14,500	14,460
7.200% due 12/12/2028		15,000	15,590

Capital One Financial Corp.
5.268% due 05/10/2033 •		3,800	3,794

Carlyle Finance LLC
5.650% due 09/15/2048		5,700	5,366

Carlyle Finance Subsidiary LLC
3.500% due 09/19/2029		3,600	3,471

CBRE Services, Inc.
5.950% due 08/15/2034		10,000	10,415

Chubb INA Holdings LLC
2.850% due 12/15/2051		3,800	2,364
3.050% due 12/15/2061		10,748	6,461

CI Financial Corp.
3.200% due 12/17/2030		2,500	2,226
4.100% due 06/15/2051		38,200	25,361
4.625% due 12/12/2031	EUR	10,900	12,619
7.500% due 05/30/2029		$17,800	18,689

Citadel Finance LLC
5.150% due 02/14/2031		12,550	12,261
5.900% due 02/10/2030		22,200	22,318

Citadel LP
6.000% due 01/23/2030		2,200	2,267
6.375% due 01/23/2032		2,900	3,007

Citibank NA
5.570% due 04/30/2034		2,000	2,073

Citigroup, Inc.
3.200% due 10/21/2026		13,052	12,982
3.668% due 07/24/2028 •		10,000	9,896
4.075% due 04/23/2029 •		44,000	43,684
5.333% due 03/27/2036 •		10,200	10,235
5.827% due 02/13/2035 •		13,400	13,580

CNA Financial Corp.
5.125% due 02/15/2034		3,500	3,447
5.500% due 06/15/2033		7,400	7,518

Commonwealth Bank of Australia
3.784% due 03/14/2032 (i)(l)		13,700	12,877

Constellation Global Funding
4.850% due 10/22/2030		2,800	2,748

Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		37,195	34,851
4.375% due 06/29/2027 •(h)(i)	EUR	21,400	24,849
5.447% due 03/05/2030 •		$6,100	6,240

COPT Defense Properties LP
2.900% due 12/01/2033		4,000	3,386
4.500% due 10/15/2030		1,744	1,722

Corebridge Financial, Inc.
3.900% due 04/05/2032		18,900	17,738
4.350% due 04/05/2042		10,400	8,556
4.400% due 04/05/2052 (l)		30,500	23,783
6.375% due 09/15/2054 •(l)		7,000	6,883
6.875% due 12/15/2052 •		12,500	12,600

Corebridge Global Funding
4.900% due 01/07/2028		3,700	3,725

CoStar Group, Inc.
2.800% due 07/15/2030		11,400	10,313

Credit Agricole SA
4.656% due 01/12/2032 •		8,500	8,386
7.250% due 09/23/2028 •(h)(i)	EUR	35,700	43,293

Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(k)		$6,900	6,843
6.740% due 03/20/2030 «(k)		8,200	8,074

Crown Castle, Inc.
2.100% due 04/01/2031		600	523
2.250% due 01/15/2031		4,253	3,758
2.500% due 07/15/2031		385	339
3.100% due 11/15/2029		7,334	6,926
3.250% due 01/15/2051		16,025	10,268
3.800% due 02/15/2028		14,359	14,158
4.000% due 11/15/2049		39,410	28,674

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.300% due 02/15/2029		$4,400	$4,349
4.750% due 05/15/2047		16,840	14,061
5.200% due 09/01/2034		17,324	17,136
5.200% due 02/15/2049		18,710	16,385

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(h)		8,400	8,453

Danske Bank AS
5.427% due 03/01/2028 •		2,100	2,120

Deutsche Bank AG
3.729% due 01/14/2032 •		16,000	14,874

Digital Realty Trust LP
4.450% due 07/15/2028		8,886	8,866

DOC Dr. LLC
3.950% due 01/15/2028		7,500	7,423

Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032		36,000	32,809

EPR Properties
3.600% due 11/15/2031		2,700	2,452
3.750% due 08/15/2029		11,360	10,888
4.500% due 06/01/2027		9,325	9,288
4.750% due 12/15/2026		100	100
4.950% due 04/15/2028		14,200	14,184

Equinix Europe 2 Financing Corp. LLC
4.700% due 03/15/2033		2,000	1,946
5.500% due 06/15/2034		1,000	1,015

Equinix, Inc.
3.000% due 07/15/2050		17,681	11,016
3.900% due 04/15/2032 (l)		49,725	46,966

Equitable Holdings, Inc.
4.350% due 04/20/2028		2,689	2,683
4.572% due 02/15/2029		6,032	5,995
5.000% due 04/20/2048		15,017	13,008
6.700% due 03/28/2055 •		13,000	13,160

Erste Group Bank AG
4.250% due 10/15/2027 •(h)(i)	EUR	8,000	9,101
8.500% due 10/15/2028 •(h)(i)		1,200	1,499

Essential Properties LP
2.950% due 07/15/2031		$5,000	4,506
5.400% due 12/01/2035		2,200	2,167

Essex Portfolio LP
2.550% due 06/15/2031		6,192	5,560
2.650% due 09/01/2050		11,800	6,924
3.625% due 05/01/2027		900	892
5.375% due 04/01/2035		8,000	8,070
5.500% due 04/01/2034		1,011	1,026

Extra Space Storage LP
2.350% due 03/15/2032		10,000	8,585
3.900% due 04/01/2029		2,900	2,841
4.950% due 01/15/2033		2,800	2,769

F&G Global Funding
5.875% due 01/16/2030		5,000	5,069

Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		7,200	7,174
4.850% due 04/17/2028		9,600	9,643
5.625% due 08/16/2032		7,450	7,648
6.000% due 12/07/2033		15,000	15,679
6.100% due 03/15/2055 (l)		19,700	19,346
6.350% due 03/22/2054		11,900	12,029

Farmers Insurance Exchange
4.747% due 11/01/2057 •		21,600	18,229
7.000% due 10/15/2064 •		11,100	11,140

First American Financial Corp.
4.000% due 05/15/2030		3,300	3,150
5.450% due 09/30/2034		2,200	2,157

FMR LLC
5.150% due 02/01/2043		1,550	1,455
6.450% due 11/15/2039		500	542
6.500% due 12/14/2040		10,000	10,860

Ford Holdings LLC
9.300% due 03/01/2030		10,500	11,751

Ford Motor Credit Co. LLC
4.970% due 04/06/2029 (l)		34,800	34,382
5.850% due 05/17/2027		5,000	5,038
5.918% due 03/20/2028		4,000	4,052

Franklin Resources, Inc.
2.950% due 08/12/2051		2,800	1,736

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FS KKR Capital Corp.
3.125% due 10/12/2028	$6,200	$5,664
6.125% due 01/15/2030 (l)	8,000	7,620
6.875% due 08/15/2029	1,330	1,308
7.875% due 01/15/2029	17,000	17,198

GA Global Funding Trust
5.200% due 12/09/2031	4,000	3,921
5.400% due 01/13/2030	2,700	2,705
5.500% due 01/08/2029	4,200	4,253
5.900% due 01/13/2035	10,600	10,526

Global Atlantic Fin Co.
6.750% due 03/15/2054	1,810	1,688
7.950% due 06/15/2033	10,000	10,735
7.950% due 10/15/2054 •	5,500	5,301

GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032	12,974	11,578
4.000% due 01/15/2030	13,040	12,523
4.000% due 01/15/2031	3,100	2,941
5.250% due 02/15/2033	1,800	1,766
5.300% due 01/15/2029	28,800	29,137
5.625% due 09/15/2034	19,234	18,952
5.625% due 03/01/2036	726	707
5.750% due 06/01/2028	1,166	1,184
5.750% due 11/01/2037	17,300	16,760
6.250% due 09/15/2054	15,000	14,567
6.750% due 12/01/2033	4,400	4,638

Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	4,000	3,594
3.102% due 02/24/2033 •	1,700	1,536
3.436% due 02/24/2043 •	14,100	10,619
3.691% due 06/05/2028 •	14,644	14,517
4.148% due 01/21/2029 •	23,000	22,864
4.411% due 04/23/2039 •	9,100	8,155
4.516% due 01/21/2032 •	8,900	8,767
5.016% due 10/23/2035 •	50,000	49,092
5.049% due 07/23/2030 •	6,200	6,276
5.330% due 07/23/2035 •	17,724	17,790
5.536% due 01/28/2036 •	20,000	20,338
5.734% due 01/28/2056 •	25,900	25,304
6.750% due 10/01/2037	80,100	86,455

Goldman Sachs Private Credit Corp.
5.875% due 01/31/2031	10,500	10,195

Goodman U.S. Finance Five LLC
4.625% due 05/04/2032	21,100	20,768

Goodman U.S. Finance Four LLC
4.500% due 10/15/2037	21,200	19,486

Goodman U.S. Finance Six LLC
5.125% due 10/07/2034	10,900	10,862

Goodman U.S. Finance Three LLC
3.700% due 03/15/2028	21,450	21,116

Great-West Lifeco Finance Delaware LP
4.150% due 06/03/2047	3,200	2,534

Guardian Life Insurance Co. of America
4.850% due 01/24/2077	7,903	6,425

HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036	2,800	2,719
6.375% due 07/01/2034	16,600	16,721
6.750% due 07/15/2035	15,100	15,540

Hardwood Funding LLC
4.840% due 06/07/2028 «(k)	2,600	2,603
4.980% due 06/07/2030 «(k)	1,700	1,705
5.160% due 06/07/2032 «(k)	4,200	4,227

Hartford Insurance Group, Inc.
6.039% due 02/12/2047 •	3,600	3,455

Healthpeak OP LLC
5.375% due 02/15/2035	11,100	11,140
6.750% due 02/01/2041	3,500	3,784

High Street Funding Trust II
4.682% due 02/15/2048	8,800	7,403

Highwoods Realty LP
2.600% due 02/01/2031	2,700	2,388
4.200% due 04/15/2029	1,915	1,863
7.650% due 02/01/2034	1,822	2,023

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034	21,227	19,900

80	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Host Hotels & Resorts LP
5.500% due 04/15/2035		$1,350	$1,340
5.700% due 07/01/2034		25	25

HPS Corporate Lending Fund
5.950% due 04/14/2032		6,800	6,574

HSBC Holdings PLC
2.804% due 05/24/2032 •		46,910	42,203
4.583% due 06/19/2029 •		3,050	3,048
4.619% due 11/06/2031 •		6,600	6,510
5.133% due 11/06/2036 •		10,000	9,786
5.402% due 08/11/2033 •		500	508
5.450% due 03/03/2036 •		15,900	15,953
5.875% due 09/28/2026 •(h)(i)	GBP	17,200	22,723
6.500% due 03/23/2028 •(h)(i)(l)		$17,900	17,895
6.500% due 09/15/2037		18,115	19,069
6.800% due 06/01/2038		4,300	4,639
7.000% due 04/07/2038	GBP	1,900	2,633
7.625% due 05/17/2032		$11,347	12,611

Hudson Pacific Properties LP
3.250% due 01/15/2030 (l)		7,600	6,151
4.650% due 04/01/2029 (l)		4,537	3,875
5.950% due 02/15/2028		2,400	2,279

ING Groep NV
5.550% due 03/19/2035 •		13,696	13,917

Intercontinental Exchange, Inc.
3.000% due 09/15/2060		9,146	5,254
4.600% due 03/15/2033		17,886	17,663

Intesa Sanpaolo SpA
6.625% due 06/20/2033		15,000	16,275
7.778% due 06/20/2054 •		26,000	29,672
7.800% due 11/28/2053 (l)		34,100	39,876

Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		3,600	3,083
2.700% due 01/15/2034		7,800	6,517
4.150% due 04/15/2032		14,500	13,621
4.950% due 01/15/2033		8,100	7,914
5.450% due 08/15/2030		4,068	4,133
5.500% due 08/15/2033		2,200	2,204

JAB Holdings BV
2.200% due 11/23/2030		1,571	1,403
3.750% due 05/28/2051		5,200	3,548
4.500% due 04/08/2052		60,700	46,329

Jefferies Financial Group, Inc.
6.500% due 01/20/2043		22,200	21,655

JPMorgan Chase & Co.
2.545% due 11/08/2032 •		12,500	11,116
2.739% due 10/15/2030 •		20,175	19,006
2.963% due 01/25/2033 •		31,000	28,135
3.509% due 01/23/2029 •		12,100	11,909
3.702% due 05/06/2030 •		5,000	4,878
3.897% due 01/23/2049 •		4,720	3,627
4.005% due 04/23/2029 •		12,113	12,019
4.586% due 04/26/2033 •		23,000	22,703
4.810% due 10/22/2036 •		23,700	23,021
4.946% due 10/22/2035 •		13,500	13,357
4.995% due 07/22/2030 •		7,300	7,408
5.012% due 01/23/2030 •		30,500	30,931
5.294% due 07/22/2035 •		12,300	12,456
5.336% due 01/23/2035 •		15,000	15,235
5.350% due 06/01/2034 •		33,100	33,787
5.502% due 01/24/2036 •		15,600	15,973
5.534% due 11/29/2045 •		40,340	39,648
5.572% due 04/22/2036 •		10,000	10,309
5.576% due 07/23/2036 •		11,400	11,549
5.581% due 04/22/2030 •		5,300	5,463
5.766% due 04/22/2035 •		9,460	9,857
6.087% due 10/23/2029 •		3,356	3,488
6.254% due 10/23/2034 •		11,400	12,261

JPMorgan Chase Bank NA
5.110% due 12/08/2026		10,000	10,057

KBC Group NV
6.250% due 09/17/2031 •(h)(i)	EUR	600	705
8.000% due 09/05/2028 •(h)(i)		2,400	2,963

Kilroy Realty LP
2.650% due 11/15/2033		$15,850	12,613
3.050% due 02/15/2030		1,069	975
4.250% due 08/15/2029 (l)		12,400	11,996

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.750% due 12/15/2028		$2,000	$1,986
5.875% due 10/15/2035		14,200	13,699
6.250% due 01/15/2036		3,300	3,272

KKR Financial Holdings LLC
5.400% due 05/23/2033		15,900	15,025

KKR Group Finance Co. VII LLC
3.625% due 02/25/2050		26,000	17,738

KKR Group Finance Co. VIII LLC
3.500% due 08/25/2050		43,777	29,093

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.500% due 08/01/2030		1,400	1,404

Lazard Group LLC
4.500% due 09/19/2028		400	398
6.000% due 03/15/2031		4,000	4,157

Legg Mason, Inc.
5.625% due 01/15/2044 (l)		18,493	17,891

Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	13,955
4.300% due 02/01/2061		14,500	9,080

Lloyds Bank PLC
0.000% due 04/02/2032 þ		10,000	7,513

Lloyds Banking Group PLC
4.425% due 11/04/2031 •		4,800	4,734
4.550% due 08/16/2028		20,200	20,232
4.943% due 11/04/2036 •		10,000	9,656
5.668% due 02/10/2047 •		10,000	9,733
5.679% due 01/05/2035 •(l)		11,629	11,952
8.000% due 09/27/2029 •(h)(i)(l)		750	788
8.500% due 09/27/2027 •(h)(i)	GBP	4,600	6,284

LPL Holdings, Inc.
5.750% due 06/15/2035		$19,800	19,731

LSEG Finance PLC
3.200% due 04/06/2041		2,700	2,026

M&G PLC
5.560% due 07/20/2055 •	GBP	1,900	2,348

Marex Group PLC
5.829% due 05/08/2028		$800	809

Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		4,000	3,214
4.350% due 01/30/2047		4,800	3,946
4.900% due 03/15/2049		5,200	4,592
5.000% due 03/15/2035		9,807	9,770
5.350% due 11/15/2044		20,000	18,950
5.400% due 03/15/2055 (l)		34,709	32,575
5.450% due 03/15/2053		9,100	8,604
5.700% due 09/15/2053 (l)		20,000	19,608

Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	7,007
4.900% due 04/01/2077		4,800	3,799
5.077% due 02/15/2069 •		27,500	24,475

Meiji Yasuda Life Insurance Co.
5.100% due 04/26/2048 •		7,100	7,049
6.100% due 06/11/2055 •		15,000	15,066

Mercury General Corp.
4.400% due 03/15/2027		4,495	4,466

MetLife, Inc.
6.350% due 03/15/2055 •		15,100	15,330
9.250% due 04/08/2068		51,066	59,896
10.750% due 08/01/2069		5,132	6,654

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	12,511
2.309% due 07/20/2032 •		3,000	2,644
3.751% due 07/18/2039		1,200	1,013
4.315% due 04/19/2033 •		25,000	24,159
5.057% due 01/14/2037 •		10,000	9,829
5.133% due 07/20/2033 •		17,300	17,474
5.188% due 09/12/2036 •		16,900	16,787
5.441% due 02/22/2034 •		11,600	11,862

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	16,338
2.172% due 05/22/2032 •		6,556	5,748
2.201% due 07/10/2031 •		9,800	8,831
5.422% due 05/13/2036 •		10,000	10,125

Morgan Stanley
0.000% due 04/02/2032 þ(k)		62,100	46,275

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.239% due 07/21/2032 •		$28,500	$24,961
2.943% due 01/21/2033 •		5,200	4,677
3.217% due 04/22/2042 •		15,200	11,470
4.238% due 01/09/2030 •		6,700	6,634
4.356% due 10/22/2031 •		19,000	18,624
4.493% due 01/16/2032 •		11,200	11,015
4.654% due 10/18/2030 •		14,800	14,797
4.889% due 07/20/2033 •		2,700	2,684
4.892% due 10/22/2036 •		33,400	32,301
5.042% due 07/19/2030 •		3,400	3,440
5.250% due 04/21/2034 •		6,500	6,523
5.297% due 04/20/2037 •		16,019	15,989
5.320% due 07/19/2035 •		18,000	18,068
5.424% due 07/21/2034 •		11,400	11,571
5.466% due 01/18/2035 •		8,373	8,514
5.587% due 01/18/2036 •		15,600	15,910
5.656% due 04/18/2030 •		1,900	1,955
5.664% due 04/17/2036 •		8,000	8,197
5.831% due 04/19/2035 •		10,000	10,385
6.627% due 11/01/2034 •		8,255	8,986

Mutual of Omaha Cos Global Funding
5.450% due 12/12/2028		3,100	3,168

Mutual of Omaha Insurance Co.
6.144% due 01/16/2064 •		25,000	25,335

National Health Investors, Inc.
3.000% due 02/01/2031		10,600	9,543
5.350% due 02/01/2033		900	886

Nationwide Building Society
4.302% due 03/08/2029 •		1,500	1,491
6.557% due 10/18/2027 •		10,755	10,877

Nationwide Financial Services, Inc.
3.900% due 11/30/2049		10,000	7,439

Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	1,709
9.375% due 08/15/2039		32,300	41,407

NatWest Group PLC
4.600% due 06/28/2031 •(h)(i)(l)		19,400	17,394
5.076% due 01/27/2030 •		42,350	42,830
5.778% due 03/01/2035 •		10,453	10,809
7.300% due 11/19/2034 •(h)(i)		10,000	10,162
7.625% due 09/30/2035 •(h)(i)(l)	GBP	11,000	14,420
8.125% due 11/10/2033 •(h)(i)		$5,000	5,415

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		6,200	6,184
4.875% due 04/15/2045		13,688	11,709

New York Life Insurance Co.
4.450% due 05/15/2069		16,700	12,713
6.750% due 11/15/2039		4,260	4,762

Newmark Group, Inc.
7.500% due 01/12/2029		3,300	3,462

Nippon Life Insurance Co.
2.750% due 01/21/2051 •		36,900	32,541

Nissan Motor Acceptance Co. LLC
2.750% due 03/09/2028		9,503	8,891

NLG Global Funding
5.400% due 01/23/2030		6,100	6,246

Nomura Holdings, Inc.
2.172% due 07/14/2028		11,600	10,993
2.608% due 07/14/2031		12,400	11,064
2.679% due 07/16/2030		11,200	10,250
2.999% due 01/22/2032		14,100	12,686
3.103% due 01/16/2030		2,200	2,075
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~		3,800	3,824
5.842% due 01/18/2028		12,400	12,674
6.181% due 01/18/2033		30,000	31,807

Nordea Bank Abp
3.750% due 03/01/2029 •(h)(i)		2,500	2,320

Norinchukin Bank
5.094% due 10/16/2029		2,400	2,427

Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051		31,400	21,689
3.625% due 09/30/2059		62,990	42,728
3.850% due 09/30/2047		10,340	7,913
6.063% due 03/30/2040		1	1
6.170% due 05/29/2055		7,000	7,197

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	81

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Old Republic International Corp.
3.850% due 06/11/2051	$37,900	$26,744

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031	500	463
3.625% due 10/01/2029	4,000	3,847
4.750% due 01/15/2028	7,000	6,997

Omnis Funding Trust
6.722% due 05/15/2055	10,000	10,120

OneAmerica Financial Partners, Inc.
4.250% due 10/15/2050	5,400	4,010

Ontario Teachers’ Cadillac Fairview Properties Trust
3.875% due 03/20/2027	3,900	3,883

Pacific Life Insurance Co.
5.950% due 09/15/2055	25,100	24,676
9.250% due 06/15/2039	63,816	85,294

Pacific LifeCorp
3.350% due 09/15/2050	5,700	3,827

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (e)	17,987	14,085

Paychex, Inc.
5.350% due 04/15/2032	3,600	3,620
5.600% due 04/15/2035	1,225	1,231

Penn Mutual Life Insurance Co.
3.800% due 04/29/2061	40,000	26,565
7.625% due 06/15/2040	32,535	37,534

Pine Street Trust II
5.568% due 02/15/2049	23,800	21,747

Pinnacol Assurance
8.625% due 06/25/2034 «(k)	24,000	25,483

Popular, Inc.
7.250% due 03/13/2028	14,700	15,239

Progressive Corp.
4.125% due 04/15/2047	1,700	1,358

Prologis Targeted U.S. Logistics Fund LP
5.250% due 01/15/2035	3,500	3,506

Protective Life Global Funding
5.432% due 01/14/2032	20,000	20,518
5.467% due 12/08/2028	2,000	2,047

Rayonier LP
2.750% due 05/17/2031	7,500	6,745

Realty Income Corp.
2.700% due 02/15/2032	11,400	10,180
3.200% due 02/15/2031	6,700	6,289
3.400% due 01/15/2028	1,265	1,244
3.400% due 01/15/2030	1,725	1,655
3.950% due 08/15/2027	3,316	3,301
4.450% due 09/15/2026	2,350	2,350

Regency Centers LP
4.125% due 03/15/2028	1,100	1,097

Rexford Industrial Realty LP
2.125% due 12/01/2030	11,800	10,455

RGA Global Funding
5.250% due 01/09/2030	6,900	7,022
5.500% due 01/11/2031	4,500	4,629
6.000% due 11/21/2028	3,000	3,103

Royal Bank of Scotland International Ltd.
4.660% due 12/16/2028 «(k)	30,000	29,615

Sabra Health Care LP
3.200% due 12/01/2031	6,304	5,695
3.900% due 10/15/2029	3,368	3,271

Sammons Financial Group, Inc.
3.350% due 04/16/2031	18,300	16,812
6.875% due 04/15/2034	8,000	8,483

Santander Holdings USA, Inc.
4.400% due 07/13/2027	3,080	3,074
5.473% due 03/20/2029 •	4,100	4,158
5.741% due 03/20/2031 •	3,200	3,285

Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •	17,160	15,571
3.823% due 11/03/2028 •	47,925	47,325
4.858% due 09/11/2030 •	5,680	5,694
5.694% due 04/15/2031 •	8,900	9,156

SBA Tower Trust
2.328% due 07/15/2052	10,300	9,933

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SBL Holdings, Inc.
7.200% due 10/30/2034		$2,000	$1,751

Selective Insurance Group, Inc.
5.375% due 03/01/2049		8,800	7,916
5.900% due 04/15/2035		600	619

Simon Property Group LP
6.650% due 01/15/2054		350	384

Sixth Street Lending Partners
5.750% due 01/15/2030		11,300	11,136

SMBC Aviation Capital Finance DAC
2.300% due 06/15/2028		4,200	3,999

Societe Generale SA
6.221% due 06/15/2033 •(l)		10,500	10,822

Standard Chartered PLC
3.265% due 02/18/2036 •		15,500	14,102

Stifel Financial Corp.
4.000% due 05/15/2030		5,600	5,444

Store Capital LLC
2.750% due 11/18/2030		1,900	1,712
5.400% due 04/30/2030		5,000	5,025

Sumitomo Life Insurance Co.
3.375% due 04/15/2081 •		16,300	14,930

Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	33,376
3.040% due 07/16/2029		7,000	6,660
5.046% due 01/15/2037 •		5,000	4,919
5.424% due 07/09/2031		34,930	35,772
5.558% due 07/09/2034		20,100	20,608
5.710% due 01/13/2030		14,600	15,134
5.808% due 09/14/2033 (l)		6,800	7,107

Sun Communities Operating LP
2.700% due 07/15/2031		6,800	6,085

Svenska Handelsbanken AB
4.750% due 03/01/2031 •(h)(i)(l)		6,000	5,574

Takeoff Merger Sub, Inc.
4.850% due 03/24/2031		33,900	33,489
5.500% due 03/24/2036		10,000	9,856

Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	20,039
4.270% due 05/15/2047		11,300	9,094
4.900% due 09/15/2044		18,400	16,379
6.850% due 12/16/2039		5,129	5,755

Tesco Property Finance 2 PLC
6.052% due 10/13/2039	GBP	270	362

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027		606	770

Toronto-Dominion Bank
8.125% due 10/31/2082 •(i)		$20,000	20,645

Transatlantic Holdings, Inc.
8.000% due 11/30/2039		7,933	9,606

Travelers Cos., Inc.
4.050% due 03/07/2048		4,000	3,155

Truist Financial Corp.
6.123% due 10/28/2033 •		12,000	12,710

Trust 2401
6.390% due 01/15/2050		15,582	14,233
6.950% due 01/30/2044		19,828	19,263
7.375% due 02/13/2034		2,066	2,187

Trust Fibra Uno
6.390% due 01/15/2050		7,918	7,132
6.950% due 01/30/2044		5,442	5,360
7.375% due 02/13/2034		834	883

Trustage Financial Group, Inc.
4.625% due 04/15/2032		54,700	52,342

UBS Group AG
2.746% due 02/11/2033 •		10,900	9,644
3.091% due 05/14/2032 •		57,529	52,777
3.179% due 02/11/2043 •		1,100	809
3.869% due 01/12/2029 •		6,450	6,377
4.125% due 04/15/2026		34,600	34,599
4.151% due 12/23/2029 •		21,400	21,159
4.194% due 04/01/2031 •		2,250	2,202
4.214% due 04/10/2030 •		12,000	11,850
4.282% due 01/09/2028		13,400	13,355
4.550% due 04/17/2026		13,000	13,000

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.588% due 08/10/2032 •	$1,100	$1,081
4.875% due 02/12/2027 •(h)(i)	7,400	7,332
4.988% due 08/05/2033 •	5,000	4,978
5.379% due 09/06/2045 •	15,000	14,172
5.617% due 09/13/2030 •	1,200	1,237
5.699% due 02/08/2035 •	11,400	11,690
5.959% due 01/12/2034 •	40,000	41,755
6.301% due 09/22/2034 •	12,900	13,719
6.600% due 08/05/2030 •(h)(i)	15,000	14,655
6.625% due 01/08/2031 •(h)(i)	8,800	8,573
6.850% due 09/10/2029 •(h)(i)	8,500	8,429
7.000% due 02/10/2030 •(h)(i)	17,000	16,850
7.000% due 01/08/2036 •(h)(i)	3,300	3,192
7.125% due 08/10/2034 •(h)(i)	7,700	7,574
9.250% due 11/13/2028 •(h)(i)	19,900	21,222
9.250% due 11/13/2033 •(h)(i)	7,000	7,886

UDR, Inc.
3.500% due 07/01/2027	3,323	3,289

Unum Group
4.046% due 08/15/2041	15,000	12,065
6.000% due 06/15/2054	3,800	3,602

VICI Properties LP
4.750% due 04/01/2028	1,200	1,201
5.125% due 11/15/2031	3,200	3,178
5.125% due 05/15/2032	11,100	10,944
5.625% due 04/01/2035	11,500	11,452
5.625% due 05/15/2052	24,400	21,826
5.750% due 04/01/2034	2,400	2,423
6.125% due 04/01/2054	4,000	3,814

VICI Properties LP/VICI Note Co., Inc.
4.125% due 08/15/2030	5,073	4,860

Visa, Inc.
2.000% due 08/15/2050	1,907	1,010
4.300% due 12/14/2045	1,600	1,359

Voya Financial, Inc.
4.700% due 01/23/2048 •	6,800	6,458
5.000% due 09/20/2034	5,200	5,064

W.R. Berkley Corp.
4.000% due 05/12/2050	4,900	3,704

Wells Fargo & Co.
2.393% due 06/02/2028 •	9,300	9,079
2.572% due 02/11/2031 •	16,817	15,559
2.879% due 10/30/2030 •	30,900	29,158
3.000% due 04/22/2026	2,000	1,997
3.584% due 05/22/2028 •	21,300	21,103
4.611% due 04/25/2053 •	64,700	53,693
4.736% (SOFRRATE + 1.070%) due 04/22/2028 ~	13,700	13,752
4.892% due 09/15/2036 •	23,200	22,581
5.211% due 12/03/2035 •	49,449	49,252
5.557% due 07/25/2034 •	63,737	65,342

Wells Fargo Bank NA
6.600% due 01/15/2038	10,000	10,933

Welltower OP LLC
4.500% due 07/01/2030	11,400	11,408
5.125% due 07/01/2035	11,700	11,748
6.500% due 03/15/2041	29,850	32,811

Weyerhaeuser Co.
6.875% due 12/15/2033	14,477	15,815
6.950% due 10/01/2027	4,500	4,650
7.375% due 03/15/2032	39,647	44,217

Willis North America, Inc.
3.875% due 09/15/2049	13,550	9,851
5.350% due 05/15/2033	3,944	3,988

		7,493,881

INDUSTRIALS 30.1%

180 Medical, Inc.
5.300% due 10/08/2035	3,100	3,047

7-Eleven, Inc.
2.800% due 02/10/2051	15,352	8,993

AbbVie, Inc.
4.250% due 11/21/2049	8,499	6,904
4.300% due 05/14/2036	19,258	18,205
4.400% due 11/06/2042	39,350	34,594
4.450% due 05/14/2046	33,985	29,197

82	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/14/2035		$20,877	$20,199
4.700% due 05/14/2045		13,300	11,871
4.850% due 06/15/2044		36,900	33,567
5.200% due 03/15/2035		11,103	11,304
5.400% due 03/15/2054		4,700	4,491
5.500% due 03/15/2064		7,800	7,444
5.600% due 03/15/2055		14,000	13,804

Abu Dhabi Crude Oil Pipeline LLC
4.600% due 11/02/2047		7,900	6,877

Adani Electricity Mumbai Ltd.
3.949% due 02/12/2030		4,185	3,831

Adnoc Murban Rsc Ltd.
5.125% due 09/11/2054		17,500	15,093

Advocate Health & Hospitals Corp.
2.211% due 06/15/2030		11,150	10,185

AEP Transmission Co. LLC
2.750% due 08/15/2051		5,402	3,256
3.150% due 09/15/2049		6,000	3,966
3.650% due 04/01/2050		2,700	1,966
4.250% due 09/15/2048		1,474	1,171
5.400% due 03/15/2053		10,300	9,698

Aeroporti di Roma SpA
1.750% due 07/30/2031	EUR	4,600	4,805

Aetna, Inc.
4.750% due 03/15/2044		$50	42

Air Canada Pass-Through Trust
5.250% due 10/01/2030		4,047	4,104

Aker BP ASA
5.800% due 10/01/2054		9,900	9,056

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029 (l)		11,264	11,273

Alcon Finance Corp.
3.000% due 09/23/2029		500	475

Alphabet, Inc.
1.900% due 08/15/2040		10	7
5.250% due 05/15/2055		2,285	2,159
5.300% due 05/15/2065		175	162

Amazon.com, Inc.
2.500% due 06/03/2050		305	178
2.700% due 06/03/2060		1,194	653
3.100% due 05/12/2051		18,552	12,136
3.250% due 05/12/2061		41,100	25,548
4.050% due 08/22/2047		800	640
4.100% due 04/13/2062		10,000	7,474
4.250% due 08/22/2057		19,550	15,265
5.550% due 11/20/2065		600	567
5.800% due 03/13/2056		1,100	1,100

American Airlines Pass-Through Trust
2.875% due 01/11/2036		17,221	15,433
3.000% due 04/15/2030		402	390
3.150% due 08/15/2033		5,830	5,442
3.200% due 12/15/2029		5,071	4,945
3.350% due 04/15/2031		2,970	2,875
3.375% due 11/01/2028		4,930	4,871
3.500% due 08/15/2033		2,630	2,431
3.575% due 07/15/2029		5,427	5,355
3.600% due 03/22/2029		5,334	5,274
3.600% due 04/15/2031		2,290	2,185
3.650% due 02/15/2029		1,816	1,768
3.700% due 04/01/2028		4,808	4,792
4.900% due 11/11/2039		8,100	7,911

American Medical Systems Europe BV
3.000% due 03/08/2031	EUR	5,600	6,314

Amgen, Inc.
4.563% due 06/15/2048		$900	755
4.663% due 06/15/2051		144,713	121,493
4.875% due 03/01/2053		800	694
4.950% due 10/01/2041		4,650	4,315
5.250% due 03/02/2033 (l)		25,838	26,525
5.600% due 03/02/2043		8,692	8,581
5.650% due 03/02/2053 (l)		41,035	39,771
5.650% due 02/19/2056		12,200	11,835
5.750% due 03/02/2063 (l)		35,965	34,621

Amrize Finance U.S. LLC
4.750% due 09/22/2046		2,400	2,083

AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028		9,100	8,750

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700% due 02/01/2036 (l)		$83,744	$81,598
4.900% due 02/01/2046		105,682	95,298

Anheuser-Busch InBev Finance, Inc.
4.900% due 02/01/2046		320	288

Anheuser-Busch InBev Worldwide, Inc.
4.950% due 01/15/2042		2,250	2,101
5.450% due 01/23/2039		3,020	3,070
5.800% due 01/23/2059		27,101	27,186

Apple, Inc.
2.650% due 05/11/2050		240	147
2.800% due 02/08/2061		7,000	4,000
2.850% due 08/05/2061		7,900	4,577
2.950% due 09/11/2049		20,210	13,247
3.750% due 09/12/2047		21,600	16,720
3.850% due 08/04/2046		53,395	42,423
4.850% due 05/10/2053 (l)		6,550	6,032

Aptiv Swiss Holdings Ltd.
5.400% due 03/15/2049		9,200	8,464

Arrow Electronics, Inc.
2.950% due 02/15/2032		600	530

Ashtead Capital, Inc.
5.800% due 04/15/2034		12,235	12,479

Astrazeneca Finance LLC
5.000% due 02/26/2034		19,188	19,476

AstraZeneca PLC
4.375% due 11/16/2045		1,400	1,210

Autodesk, Inc.
5.300% due 06/15/2035		2,900	2,905

Bacardi Ltd.
5.150% due 05/15/2038		22,540	20,901
5.300% due 05/15/2048		20,975	18,320

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.812% due 03/11/2034	EUR	12,800	14,633
5.850% due 06/15/2056		$10,000	9,792

Baptist Healthcare System Obligated Group
3.540% due 08/15/2050		15,000	10,781

Barrick North America Finance LLC
5.700% due 05/30/2041		4,768	4,778

Baxter International, Inc.
5.650% due 12/15/2035		7,932	7,750

Bayer U.S. Finance II LLC
4.200% due 07/15/2034		14,484	13,342
4.375% due 12/15/2028		5,443	5,389
4.400% due 07/15/2044		4,000	3,166
4.625% due 06/25/2038		2,400	2,144
4.875% due 06/25/2048		21,650	17,750

Bayer U.S. Finance LLC
6.250% due 01/21/2029		400	416
6.375% due 11/21/2030		24,305	25,566
6.500% due 11/21/2033		26,400	28,086
6.875% due 11/21/2053 (l)		8,900	9,385

Becton Dickinson & Co.
3.794% due 05/20/2050		4,086	2,957
5.110% due 02/08/2034		6,646	6,690

Becton Dickinson Euro Finance SARL
4.029% due 06/07/2036	EUR	6,200	7,083

Beignet Investor LLC
6.581% due 05/30/2049		$250,370	257,613

Beth Israel Lahey Health, Inc.
3.080% due 07/01/2051		14,000	9,143

Bio-Rad Laboratories, Inc.
3.700% due 03/15/2032		5,222	4,853

Block, Inc.
6.000% due 08/15/2033		800	788

BMS Ireland Capital Funding DAC
4.581% due 11/10/2055	EUR	5,000	5,620

BMW U.S. Capital LLC
4.426% (SOFRINDX + 0.780%) due 03/19/2027 ~		$3,300	3,308
4.500% due 08/11/2030		6,000	5,934
4.566% (SOFRINDX + 0.920%) due 03/21/2028 ~		6,000	6,019

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Boeing Co.
3.250% due 02/01/2035	$1,755	$1,505
3.600% due 05/01/2034	8,470	7,585
3.625% due 02/01/2031	1,240	1,180
3.650% due 03/01/2047	1,945	1,370
3.750% due 02/01/2050	3,150	2,236
3.825% due 03/01/2059	4,515	3,043
3.950% due 08/01/2059	9,500	6,561
5.040% due 05/01/2027	8,000	8,046
5.705% due 05/01/2040	60,100	60,223
5.805% due 05/01/2050	115,490	111,718
5.930% due 05/01/2060	107,175	102,964
6.259% due 05/01/2027	3,600	3,663
6.528% due 05/01/2034	14,500	15,802
7.008% due 05/01/2064	1,683	1,862

Booz Allen Hamilton, Inc.
5.950% due 08/04/2033	5,400	5,519
5.950% due 04/15/2035	4,100	4,136

Boston Scientific Corp.
6.250% due 11/15/2035	36,000	39,751
7.375% due 01/15/2040	41,000	48,704

BP Capital Markets America, Inc.
4.893% due 09/11/2033	58,403	58,729

Bristol-Myers Squibb Co.
3.550% due 03/15/2042	120	95
3.700% due 03/15/2052	7,050	5,087
4.250% due 10/26/2049	9,593	7,711
4.350% due 11/15/2047	2,884	2,380
5.550% due 02/22/2054	9,950	9,588

British Airways Pass-Through Trust
3.300% due 06/15/2034	16,141	15,297
3.350% due 12/15/2030	910	884

Broadcom, Inc.
2.600% due 02/15/2033	42,501	37,173
3.137% due 11/15/2035	57,112	48,546
3.419% due 04/15/2033	22,730	20,793
3.469% due 04/15/2034	52,013	46,861
3.500% due 02/15/2041	22,400	17,881
4.150% due 11/15/2030	826	813
4.150% due 04/15/2032	44,100	42,688
4.300% due 11/15/2032	20,625	20,093
5.150% due 11/15/2031	100	103
5.200% due 04/15/2032	10,000	10,240

Burlington Northern Santa Fe LLC
4.450% due 03/15/2043	27,000	23,544
4.450% due 01/15/2053	4,909	4,046
5.200% due 04/15/2054	42,483	39,125
5.500% due 03/15/2055	11,700	11,288

Cameron LNG LLC
3.402% due 01/15/2038	26,700	23,274
3.701% due 01/15/2039	1,430	1,213

Canadian Pacific Railway Co.
3.000% due 12/02/2041	12,300	9,048
4.300% due 05/15/2043	5,000	4,278
4.700% due 05/01/2048	15,900	13,808
4.950% due 08/15/2045	24,795	22,688
6.125% due 09/15/2115	51,558	52,145

CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031	12,900	11,797
5.550% due 08/22/2034	16,600	16,320

Cenovus Energy, Inc.
4.650% due 03/20/2031	591	587

Centene Corp.
2.450% due 07/15/2028	25,913	24,148
2.500% due 03/01/2031	3,670	3,082
3.000% due 10/15/2030	5,000	4,385
3.375% due 02/15/2030	700	633
4.625% due 12/15/2029	4,563	4,335

CF Industries, Inc.
5.150% due 03/15/2034	19,966	19,851

Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041	15,877	11,145
3.500% due 03/01/2042	12,700	8,702
3.700% due 04/01/2051	7,085	4,389
3.850% due 04/01/2061	94,400	55,182
3.900% due 06/01/2052	22,775	14,513

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	83

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.400% due 12/01/2061	$65,120	$41,862
4.800% due 03/01/2050	36,600	27,079
5.050% due 03/30/2029	8	8
5.125% due 07/01/2049	39,500	30,353
5.250% due 04/01/2053	24,971	19,602
5.850% due 12/01/2035 (l)	11,100	10,924
6.484% due 10/23/2045	19	18
6.700% due 12/01/2055 (l)	7,200	6,886

Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	21,010	17,776
3.700% due 11/15/2029	5,000	4,859

Cheniere Energy Partners LP
5.550% due 10/30/2035	13,600	13,855
5.750% due 08/15/2034	17,680	18,226
5.950% due 06/30/2033	15,791	16,559

Cheniere Energy, Inc.
5.650% due 04/15/2034	8,496	8,750

Cigna Group
5.250% due 01/15/2036	6,600	6,611
6.000% due 01/15/2056	1,143	1,146

Coca-Cola Co.
2.500% due 06/01/2040	3	2
2.500% due 03/15/2051	12,860	7,564
5.300% due 05/13/2054	1,190	1,141
5.400% due 05/13/2064	975	928

Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,007

Comcast Corp.
2.650% due 08/15/2062	18,400	9,103
2.800% due 01/15/2051	250	143
2.887% due 11/01/2051	1,879	1,087
2.937% due 11/01/2056	125,118	69,366
3.200% due 07/15/2036	275	231
3.450% due 02/01/2050	20,000	13,128
3.969% due 11/01/2047	34,422	25,357
3.999% due 11/01/2049	98,621	71,581
4.000% due 03/01/2048	12,260	9,046
5.500% due 05/15/2064	169	150
5.650% due 06/01/2054	6,072	5,600

CommonSpirit Health
3.347% due 10/01/2029	10,000	9,577
4.187% due 10/01/2049	2,100	1,626
4.975% due 09/01/2035	9,300	9,080
5.580% due 09/01/2045	3,600	3,475
5.662% due 09/01/2055	3,900	3,759

Conagra Brands, Inc.
5.000% due 08/01/2030	2,200	2,197
5.750% due 08/01/2035 (l)	10,100	10,130

Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	9,352
4.500% due 05/09/2047	8,100	6,607
4.750% due 05/09/2032	2,661	2,642

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(k)	9,431	9,661

Coterra Energy, Inc.
5.900% due 02/15/2055	4,200	4,002

Cox Communications, Inc.
4.500% due 06/30/2043	21,841	16,682
4.700% due 12/15/2042	4,070	3,169
4.800% due 02/01/2035	13,000	11,841
5.800% due 12/15/2053	19,854	16,817

CSL Finance PLC
4.750% due 04/27/2052	12,170	10,340
4.950% due 04/27/2062	9,200	7,851

CVS Health Corp.
3.750% due 04/01/2030	4,375	4,229
4.125% due 04/01/2040	4,543	3,795
5.050% due 03/25/2048	43,400	37,262
5.125% due 07/20/2045	33,485	29,420
5.250% due 02/21/2033	2,853	2,887
5.300% due 12/05/2043	7,100	6,481
5.450% due 09/15/2035	13,510	13,567
5.625% due 02/21/2053	18,200	16,692
5.875% due 06/01/2053	4,600	4,360
6.000% due 06/01/2063	2,200	2,089
6.050% due 06/01/2054	500	486
6.200% due 09/15/2055	12,244	12,138

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 09/15/2065	$32,700	$31,974

CVS Pass-Through Trust
4.163% due 08/11/2036	6,568	6,147
5.773% due 01/10/2033	737	748
5.880% due 01/10/2028	857	860
5.926% due 01/10/2034	18,119	18,497
6.036% due 12/10/2028	499	504
6.943% due 01/10/2030	13,244	13,639
7.507% due 01/10/2032	42,089	44,454
8.353% due 07/10/2031	7,742	8,390

Daimler Truck Finance North America LLC
2.375% due 12/14/2028	7,000	6,619
2.500% due 12/14/2031	4,204	3,704
4.150% due 01/12/2029	1,200	1,184
4.500% due 04/12/2031	10,100	9,918

DCP Midstream Operating LP
3.250% due 02/15/2032	5,612	5,103

Dell International LLC/EMC Corp.
4.900% due 10/01/2026	13,398	13,418
5.300% due 10/01/2029	9,611	9,811

Delta Air Lines, Inc.
3.750% due 10/28/2029	26,563	25,581

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028	1,971	1,969

Devon Energy Corp.
5.750% due 09/15/2054	332	312
7.950% due 04/15/2032	5,535	6,374

Diamondback Energy, Inc.
4.250% due 03/15/2052	7,000	5,423
5.550% due 04/01/2035	11,155	11,388
5.750% due 04/18/2054 (l)	11,895	11,257
5.900% due 04/18/2064	2,871	2,719

Discovery Global Holdings, Inc.
5.050% due 03/15/2042	10,440	6,904
5.141% due 03/15/2052	1,391	847

DT Midstream, Inc.
4.300% due 04/15/2032	17,400	16,608
5.800% due 12/15/2034	5,984	6,148

Eastern Energy Gas Holdings LLC
5.650% due 10/15/2054	7,200	6,786
6.200% due 01/15/2055	5,000	5,082

Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	3,519
4.800% due 11/01/2043	800	702

Ecopetrol SA
7.375% due 09/18/2043 (l)	25,700	23,369

El Paso Natural Gas Co. LLC
3.500% due 02/15/2032	9,802	9,035
8.375% due 06/15/2032	25,670	30,115

Elevance Health, Inc.
3.600% due 03/15/2051	1,350	938
3.700% due 09/15/2049	5,640	4,024
4.375% due 12/01/2047	29,000	23,350
4.550% due 03/01/2048	7,500	6,205
4.550% due 05/15/2052	12,100	9,755
4.625% due 05/15/2042	7,700	6,748
5.100% due 01/15/2044	13,244	12,071
5.125% due 02/15/2053	2,000	1,758
5.200% due 02/15/2035	7,700	7,691
5.700% due 02/15/2055	2,200	2,081
5.850% due 11/01/2064	10,000	9,571
6.100% due 10/15/2052	1,900	1,908

Eli Lilly & Co.
4.600% due 08/14/2034	126	125
5.050% due 08/14/2054	47,815	43,904
5.200% due 08/14/2064	2,600	2,366

Embotelladora Andina SA
3.950% due 01/21/2050 (l)	3,600	2,718

Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	2,929
7.375% due 10/15/2045	19,892	22,782

Enbridge, Inc.
2.500% due 08/01/2033	18,600	15,811
3.400% due 08/01/2051	29,987	20,229
4.500% due 06/10/2044	10,948	9,170
5.625% due 04/05/2034	7,283	7,515

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.700% due 03/08/2033 (l)	$36,411	$37,731
5.950% due 04/05/2054	3,300	3,285
6.700% due 11/15/2053	21,484	23,335

Energy Transfer LP
4.550% due 01/15/2031	2,100	2,082
4.950% due 01/15/2043	27,800	24,133
5.000% due 05/15/2044	44,517	38,797
5.000% due 05/15/2050	9,876	8,201
5.150% due 02/01/2043	26,785	23,806
5.150% due 03/15/2045	44,305	38,603
5.300% due 04/15/2047	22,750	20,151
5.350% due 01/15/2036	10,300	10,232
5.400% due 10/01/2047	5,038	4,481
5.550% due 05/15/2034	7,280	7,416
5.950% due 05/15/2054	13,901	13,047
6.000% due 06/15/2048	600	576
6.050% due 09/01/2054	1,976	1,883
6.125% due 12/15/2045	23,548	23,032
6.250% due 04/15/2049	1,059	1,039
6.300% due 01/15/2056	17,100	16,854

Eni SpA
5.500% due 05/15/2034	3,200	3,279
5.950% due 05/15/2054 (l)	17,900	17,822

Entergy Louisiana LLC
2.900% due 03/15/2051	8,400	5,155
3.100% due 06/15/2041	14,600	10,924
4.200% due 09/01/2048	7,555	5,983
4.750% due 09/15/2052	15,800	13,433
5.000% due 07/15/2044	4,300	3,851
5.150% due 09/15/2034	5,517	5,560
5.650% due 04/15/2056	5,900	5,672
5.700% due 03/15/2054	4,500	4,389

Enterprise Products Operating LLC
4.200% due 01/31/2050	10,062	8,003
4.450% due 02/15/2043	77,985	67,451
4.800% due 02/01/2049	2,675	2,332
4.850% due 08/15/2042	11,300	10,296
4.850% due 03/15/2044	32,362	29,309
4.950% due 02/15/2035	1,695	1,691
5.100% due 02/15/2045	31,665	29,286
5.200% due 01/15/2036	18,169	18,275
5.550% due 02/16/2055	4,950	4,765
5.750% due 03/01/2035	13,761	14,281
6.900% (TSFR3M + 3.248%) due 08/16/2077 ~	8,000	7,997

Equinor ASA
3.250% due 11/18/2049	5,000	3,445

Essent Group Ltd.
6.250% due 07/01/2029	1,920	1,987

Expand Energy Corp.
5.700% due 01/15/2035	3,575	3,633

Expedia Group, Inc.
3.250% due 02/15/2030	450	425

FactSet Research Systems, Inc.
3.450% due 03/01/2032	5,000	4,518

FedEx Corp.
5.100% due 01/15/2044	10,877	9,932

Ferguson Enterprises, Inc.
5.000% due 10/03/2034	2,800	2,768

FirstEnergy Pennsylvania Electric Co.
4.300% due 01/15/2029	700	696
6.150% due 10/01/2038	2,409	2,531

Fiserv, Inc.
4.400% due 07/01/2049 (l)	10,448	7,905

Flex Intermediate Holdco LLC
3.363% due 06/30/2031	6,400	5,830
4.317% due 12/30/2039	55,500	46,725

Flex Ltd.
4.875% due 05/12/2030	15,685	15,670

Ford Foundation
2.415% due 06/01/2050	3,800	2,245

Fox Corp.
5.576% due 01/25/2049 (l)	7,452	6,873

Freeport-McMoRan, Inc.
5.400% due 11/14/2034	2,650	2,690
5.450% due 03/15/2043	1,325	1,255

84	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius Medical Care U.S. Finance III, Inc.
3.000% due 12/01/2031		$24,600	$21,907

Gartner, Inc.
5.600% due 11/20/2035		10,100	9,587

GE Capital Funding LLC
4.550% due 05/15/2032		9,751	9,728

GE Vernova, Inc.
5.500% due 02/04/2056		1,184	1,140

Georgetown University
5.115% due 04/01/2053		3,300	3,042

Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	8,365
6.900% due 11/15/2037		100	111

Global Payments, Inc.
4.150% due 08/15/2049		4,400	3,145
5.550% due 11/15/2035		15,000	14,462

GNL Quintero SA
4.634% due 07/31/2029		2,060	2,054

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		4,600	4,622
6.103% due 08/23/2042		6,000	5,978
6.129% due 02/23/2038		2,600	2,636
6.510% due 02/23/2042		10,700	11,093

GSG Bidco Ltd.
6.375% due 06/15/2051	EUR	104,300	119,730

Haleon U.S. Capital LLC
3.625% due 03/24/2032		$3,700	3,478
4.000% due 03/24/2052		3,053	2,341

Harbour Energy PLC
6.327% due 04/01/2035		15,000	15,380

Hasbro, Inc.
3.900% due 11/19/2029		1	1

HCA, Inc.
3.500% due 07/15/2051		22,767	15,082
3.625% due 03/15/2032		17,875	16,617
4.300% due 11/15/2030		1,200	1,181
4.625% due 03/15/2052		39,825	31,817
5.250% due 06/15/2049		11,000	9,714
5.450% due 09/15/2034		4,900	4,947
5.500% due 06/01/2033		850	867
5.500% due 06/15/2047		26,202	24,036
5.750% due 03/01/2035		14,400	14,811
5.900% due 06/01/2053		5,300	5,050
5.950% due 09/15/2054		10,000	9,628
6.000% due 04/01/2054		10,520	10,163
6.100% due 04/01/2064		5,200	5,025
6.200% due 03/01/2055		11,000	10,907

Heathrow Funding Ltd.
6.450% due 12/10/2033	GBP	900	1,244

Heineken NV
4.350% due 03/29/2047		$7,848	6,484

Hoag Memorial Hospital Presbyterian
3.803% due 07/15/2052		8,800	6,599

Home Depot, Inc.
4.250% due 04/01/2046		401	332

Humana, Inc.
8.150% due 06/15/2038		1,000	1,172

Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,093
5.050% due 03/30/2028		1,100	1,110
5.375% due 12/15/2031		1,900	1,924
5.750% due 04/23/2030		5,850	6,024
5.750% due 03/30/2032		500	514

Hyundai Capital America
2.000% due 06/15/2028		1,500	1,419

Imperial Brands Finance PLC
6.125% due 07/27/2027		9,798	9,999

Integris Baptist Medical Center, Inc.
3.875% due 08/15/2050		10,800	7,862

Intel Corp.
5.700% due 02/10/2053		990	912
5.900% due 02/10/2063		479	445

Intuit, Inc.
5.500% due 09/15/2053		2,000	1,841

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jabil, Inc.
5.450% due 02/01/2029		$1,600	$1,632

JetBlue Pass-Through Trust
2.750% due 11/15/2033		1,799	1,598
4.000% due 05/15/2034		9,352	8,879

Juniper Networks, Inc.
5.950% due 03/15/2041		42,478	41,395

Kaiser Foundation Hospitals
4.150% due 05/01/2047		14,300	11,659

Keurig Dr. Pepper, Inc.
4.500% due 04/15/2052 (l)		42,243	32,986
5.150% due 05/15/2035		70	68

Kinder Morgan Energy Partners LP
4.700% due 11/01/2042		6,209	5,439
5.000% due 03/01/2043		33,335	29,909
5.400% due 09/01/2044		300	280
5.500% due 03/01/2044		5,536	5,235
5.625% due 09/01/2041		1,700	1,655
5.800% due 03/15/2035		10,942	11,353
6.375% due 03/01/2041		10,715	11,305
6.500% due 02/01/2037		12,219	13,243
6.500% due 09/01/2039		36,840	39,336
6.550% due 09/15/2040		30,300	32,475
6.950% due 01/15/2038		800	894
7.400% due 03/15/2031		5,000	5,605
7.500% due 11/15/2040		25,567	29,766

Kinder Morgan, Inc.
5.300% due 12/01/2034		840	847
5.550% due 06/01/2045		2,482	2,369
7.800% due 08/01/2031		1,100	1,255

Kraft Heinz Foods Co.
4.125% due 07/01/2027	GBP	1,000	1,306
4.375% due 06/01/2046		$2,917	2,283
4.875% due 10/01/2049		5,241	4,289
5.000% due 06/04/2042		9,675	8,515
5.200% due 07/15/2045		333	291
5.500% due 06/01/2050		3,400	3,042
6.500% due 02/09/2040		44,988	47,149
7.125% due 08/01/2039		1,043	1,140

Kroger Co.
5.650% due 09/15/2064		3,852	3,574

Kyndryl Holdings, Inc.
3.150% due 10/15/2031		4,600	3,837

L3Harris Technologies, Inc.
5.500% due 08/15/2054		3,308	3,169

Laboratory Corp. of America Holdings
4.800% due 10/01/2034		4,900	4,773

Las Vegas Sands Corp.
3.500% due 08/18/2026		35,500	35,385
3.900% due 08/08/2029 (l)		70,142	67,628
6.200% due 08/15/2034		17,615	18,060

Leidos, Inc.
2.300% due 02/15/2031		7,900	7,033
4.375% due 05/15/2030		2,000	1,968

Leland Stanford Junior University
2.413% due 06/01/2050		12,600	7,529

Lockheed Martin Corp.
4.300% due 06/15/2062		20,800	16,228
5.200% due 02/15/2055		19,835	18,462
5.200% due 02/15/2064		7,412	6,735
5.700% due 11/15/2054		25,898	25,876

Lowe’s Cos., Inc.
3.700% due 04/15/2046		400	295
4.450% due 04/01/2062		283	214
5.800% due 09/15/2062		752	715
5.850% due 04/01/2063		12,400	11,880

LYB International Finance III LLC
3.625% due 04/01/2051		260	168

Maple Parent Holdings Corp.
6.625% due 03/26/2056		19,400	19,227

Marriott International, Inc.
2.750% due 10/15/2033		4,537	3,926
2.850% due 04/15/2031		8,025	7,351
3.500% due 10/15/2032		16,951	15,597
4.625% due 06/15/2030		4,364	4,366
5.250% due 10/15/2035		9,100	9,057

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mars, Inc.
5.000% due 03/01/2032		$3,100	$3,138
5.200% due 03/01/2035		13,500	13,633
5.650% due 05/01/2045		9,500	9,387
5.700% due 05/01/2055		18,500	18,051

Marvell Technology, Inc.
2.950% due 04/15/2031		8,364	7,679
4.875% due 06/22/2028		5,427	5,484

Massachusetts Institute of Technology
5.600% due 07/01/2111		1,668	1,636

McDonald’s Corp.
3.625% due 09/01/2049		10,972	7,902
4.450% due 03/01/2047		2,346	1,958
4.875% due 12/09/2045		227	202

Merck & Co., Inc.
5.700% due 09/15/2055		497	494

Meta Platforms, Inc.
4.450% due 08/15/2052		1,000	787
5.500% due 11/15/2045		1,540	1,458

Microsoft Corp.
2.500% due 09/15/2050		29,825	17,733
2.675% due 06/01/2060		28,895	16,158
2.921% due 03/17/2052		17,518	11,275

Moody’s Corp.
3.100% due 11/29/2061		6,000	3,554
4.875% due 12/17/2048		9,000	7,881
5.250% due 07/15/2044		4,144	3,903

Motorola Solutions, Inc.
5.400% due 04/15/2034		800	810
5.500% due 09/01/2044		5,686	5,453

MPLX LP
4.700% due 04/15/2048		2,800	2,278
4.900% due 04/15/2058		19,120	15,547
4.950% due 03/14/2052		45,604	37,894
5.200% due 03/01/2047		5,000	4,425
5.200% due 12/01/2047		2,100	1,852
5.500% due 02/15/2049		200	181
5.950% due 04/01/2055		19,200	18,298

MSCI, Inc.
3.250% due 08/15/2033		5,000	4,358
3.875% due 02/15/2031		600	568

National Football League
5.250% due 10/05/2034 «(k)		34,600	34,499
5.420% due 10/05/2037 «(k)		12,000	11,969
5.580% due 10/05/2033 «(k)		10,000	10,004
5.680% due 10/05/2035 «(k)		5,000	4,973
5.890% due 10/05/2043 «(k)		5,000	4,830

National Grid Electricity Transmission PLC
2.000% due 09/16/2038	GBP	919	775
2.000% due 04/17/2040		3,300	2,654

Nationwide Children’s Hospital, Inc.
4.556% due 11/01/2052		$2,500	2,148

NBCUniversal Media LLC
4.450% due 01/15/2043		19,107	15,882

NetApp, Inc.
5.500% due 03/17/2032		1,345	1,378
5.700% due 03/17/2035		1,287	1,312

Netflix, Inc.
4.875% due 04/15/2028		1,295	1,312
5.400% due 08/15/2054		4,005	3,882

Newmont Corp.
5.450% due 06/09/2044		14,200	13,709

Newmont Corp./Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		3,982	3,963

Norfolk Southern Corp.
4.100% due 05/15/2121		9,700	6,565

Northern Natural Gas Co.
3.400% due 10/16/2051		3,500	2,356
4.100% due 09/15/2042		14,000	11,264
4.300% due 01/15/2049		18,375	14,624
5.625% due 02/01/2054		1,500	1,431

Northern Star Resources Ltd.
6.125% due 04/11/2033		7,600	7,861

Northrop Grumman Corp.
3.850% due 04/15/2045		9,500	7,496

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	85

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.900% due 06/01/2034	$150	$150

Northwell Healthcare, Inc.
3.809% due 11/01/2049	14,900	10,971

Novartis Capital Corp.
4.000% due 11/20/2045	497	409
4.700% due 09/18/2054	100	87

NPC Ukrenergo
6.875% due 11/09/2028	800	738

NTT Finance Corp.
5.171% due 07/16/2032	4,800	4,836
5.502% due 07/16/2035	6,300	6,393

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027	1,800	1,775

Ochsner LSU Health System of North Louisiana
2.510% due 05/15/2031	5,600	4,790

ONEOK Partners LP
6.125% due 02/01/2041	21,327	21,672
6.200% due 09/15/2043	47,644	47,739

Oracle Corp.
3.600% due 04/01/2040	22,300	16,175
3.600% due 04/01/2050	28,506	17,223
3.650% due 03/25/2041	13,880	9,888
3.800% due 11/15/2037	8,405	6,679
3.850% due 04/01/2060	64,412	37,945
3.900% due 05/15/2035	5,000	4,236
3.950% due 03/25/2051	17,100	10,843
4.000% due 07/15/2046	2,750	1,854
4.000% due 11/15/2047	62,830	41,625
4.100% due 03/25/2061	50,306	30,957
4.500% due 07/08/2044	1,400	1,038
4.700% due 09/27/2034	96	88
4.900% due 02/06/2033	2,295	2,176
5.200% due 09/26/2035 (l)	10,000	9,385
5.375% due 09/27/2054	13,040	10,119
5.500% due 08/03/2035	20,000	19,103
5.500% due 09/27/2064	10,316	7,908
5.550% due 02/06/2053	35,400	28,267
5.875% due 09/26/2045 (l)	15,000	12,951
6.000% due 08/03/2055	24,100	20,224
6.100% due 09/26/2065	14,300	11,866
6.500% due 04/15/2038	500	502
6.550% due 02/04/2046	12,500	11,670
6.700% due 02/04/2056	18,600	17,276
6.850% due 02/04/2066	18,500	17,024
6.900% due 11/09/2052	8,500	8,032

Orlando Health Obligated Group
3.327% due 10/01/2050	8,500	5,985

Ovintiv, Inc.
6.625% due 08/15/2037	3,310	3,530

Paramount Global
2.900% due 01/15/2027	1,100	1,082
6.875% due 04/30/2036	130	114

PeaceHealth Obligated Group
4.787% due 11/15/2048	2,200	1,904

Perrigo Finance Unlimited Co.
5.150% due 06/15/2030 (l)	8,300	7,502

Petroleos Mexicanos
6.700% due 02/16/2032 (l)	1,900	1,861
6.750% due 09/21/2047	39,095	31,227
6.950% due 01/28/2060	8,284	6,534

Pfizer Investment Enterprises Pte. Ltd.
5.110% due 05/19/2043	1,165	1,100
5.340% due 05/19/2063	125	114

Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	1,508
4.125% due 03/04/2043	2,575	2,130
4.250% due 11/10/2044	24,400	20,228
4.375% due 11/15/2041	11,100	9,645
4.875% due 11/15/2043	2,500	2,254

Phillips 66
5.875% due 05/01/2042	700	702

Phillips 66 Co.
4.680% due 02/15/2045	1,994	1,686

Pilgrim’s Pride Corp.
6.875% due 05/15/2034	611	660

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pioneer Natural Resources Co.
1.900% due 08/15/2030	$14,227	$12,812
7.200% due 01/15/2028	24,475	25,606

QatarEnergy
3.125% due 07/12/2041	200	146
3.300% due 07/12/2051	22,880	14,827

Qatarenergy LNG S3
5.838% due 09/30/2027	1,484	1,483
6.332% due 09/30/2027	719	719

Rockies Express Pipeline LLC
7.500% due 07/15/2038	5,262	5,495

Rogers Communications, Inc.
3.800% due 03/15/2032	8,740	8,162
4.500% due 03/15/2042	1,333	1,125
4.550% due 03/15/2052 (l)	3,312	2,618

Roper Technologies, Inc.
4.900% due 10/15/2034	1,750	1,691

Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036	14,100	13,858

Royalty Pharma PLC
3.300% due 09/02/2040	8,584	6,514
3.550% due 09/02/2050	1,000	675
4.450% due 03/25/2031	4,400	4,347
5.200% due 09/25/2035	347	343
5.400% due 09/02/2034	340	343
5.950% due 09/25/2055	7,600	7,399

RTX Corp.
4.150% due 05/15/2045	1,200	982
4.450% due 11/16/2038	10,590	9,789
5.375% due 02/27/2053	13,674	12,850
6.100% due 03/15/2034 (l)	37,200	40,073
6.400% due 03/15/2054	34,512	37,240

S&P Global, Inc.
2.900% due 03/01/2032	460	420
3.250% due 12/01/2049	1,700	1,153
3.700% due 03/01/2052 (l)	2,701	1,965

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	20,182	20,106
4.500% due 05/15/2030	26,074	25,893
5.000% due 03/15/2027	35,565	35,636

Salesforce, Inc.
2.700% due 07/15/2041	100	68
2.900% due 07/15/2051	1,595	935
6.550% due 03/15/2056	900	904

Santos Finance Ltd.
3.649% due 04/29/2031	35,700	33,434
5.750% due 11/13/2035	5,172	5,188
6.875% due 09/19/2033	25,000	27,241

Saudi Arabian Oil Co.
3.250% due 11/24/2050	14,600	9,104
3.500% due 11/24/2070	19,600	11,730
5.250% due 07/17/2034	3,800	3,790
5.750% due 07/17/2054	5,200	4,792
5.875% due 07/17/2064	6,400	5,835
6.000% due 02/02/2056	25,100	23,696

Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/2031 (l)	1,263	1,186
9.625% due 12/01/2032	1,790	1,991

Sekisui House U.S., Inc.
3.966% due 08/06/2061 (l)	10,300	6,818

Sherwin-Williams Co.
4.500% due 06/01/2047	1,757	1,464

Skyworks Solutions, Inc.
3.000% due 06/01/2031	21,130	18,850

Snam SpA
6.500% due 05/28/2055	8,900	9,175

South Bow USA Infrastructure Holdings LLC
6.176% due 10/01/2054	3,900	3,720

South Jersey Industries, Inc.
5.020% due 04/15/2031	28,000	24,492

Southern Co.
3.750% due 09/15/2051 •	13,400	13,315
4.250% due 07/01/2036	5,100	4,694
4.850% due 03/15/2035	3,358	3,268

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Natural Gas Co. LLC
8.000% due 03/01/2032 (l)		$8,346	$9,541

Spirit AeroSystems, Inc.
3.850% due 06/15/2026		2,400	2,395
4.600% due 06/15/2028		800	801

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029		4,510	4,431

Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
5.152% due 03/20/2028		8,840	8,885

Stryker Corp.
2.900% due 06/15/2050		7,400	4,695
4.625% due 09/11/2034		7,226	7,057
4.625% due 03/15/2046		6,475	5,614
5.200% due 02/10/2035		14,350	14,536

Suncor Energy, Inc.
7.000% due 11/15/2028		17,772	18,810

Sutter Health
3.161% due 08/15/2040		1,950	1,508
3.361% due 08/15/2050		2,600	1,804
5.164% due 08/15/2033		3,500	3,553
5.547% due 08/15/2053		2,600	2,542

Synopsys, Inc.
5.700% due 04/01/2055		4,256	4,072

Sysco Corp.
4.950% due 03/25/2036		10,000	9,537

T-Mobile USA, Inc.
2.050% due 02/15/2028		11,280	10,824
2.550% due 02/15/2031 (l)		10,400	9,453
2.700% due 03/15/2032		7,674	6,829
3.300% due 02/15/2051		47,092	30,849
3.400% due 10/15/2052		31,800	20,848
3.500% due 04/15/2031		958	906
3.600% due 11/15/2060		47,797	31,055
3.750% due 04/15/2027		5,020	4,990
4.375% due 04/15/2040		18,284	16,082
4.500% due 04/15/2050 (l)		52,300	42,260
4.950% due 11/15/2035		12,883	12,653
5.250% due 06/15/2055		11,300	10,059
5.500% due 01/15/2055		3,600	3,306
5.650% due 01/15/2053 (l)		29,000	27,444
5.700% due 01/15/2056		26,500	25,231
5.750% due 01/15/2054		10,000	9,601
5.800% due 09/15/2062		9,300	8,925
5.875% due 11/15/2055		16,025	15,638
6.000% due 06/15/2054		8,023	7,949

Tapestry, Inc.
5.100% due 03/11/2030		3,885	3,927
5.500% due 03/11/2035		10,885	10,909

Targa Resources Corp.
5.500% due 02/15/2035		1,390	1,403
6.125% due 05/15/2055		3,918	3,840
6.250% due 07/01/2052		14,300	14,294
6.500% due 02/15/2053		3,000	3,081

TD SYNNEX Corp.
2.375% due 08/09/2028		9,200	8,736
2.650% due 08/09/2031		2,450	2,178

Telefonica Emisiones SA
4.895% due 03/06/2048		16,000	13,246
5.213% due 03/08/2047		14,700	12,781
5.520% due 03/01/2049		1,685	1,520
7.045% due 06/20/2036		11,697	12,907

Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,500	4,218
7.625% due 04/01/2037		320	377

Texas Eastern Transmission LP
4.150% due 01/15/2048		400	314

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	2,613	3,781

Thomas Jefferson University
3.847% due 11/01/2057		$4,754	3,319

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		18,420	20,867

Time Warner Cable LLC
4.500% due 09/15/2042		18,500	13,956
5.500% due 09/01/2041		14,300	12,336

86	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.875% due 11/15/2040	$5,200	$4,717
6.550% due 05/01/2037	7,306	7,372
6.750% due 06/15/2039	52,495	52,132
7.300% due 07/01/2038	1,660	1,738

Topaz Solar Farms LLC
4.875% due 09/30/2039	4,008	3,627

TotalEnergies Capital SA
5.425% due 09/10/2064	10,500	9,771

TR Finance LLC
5.650% due 11/23/2043	10,791	10,191

Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	17,536
5.400% due 08/15/2041	21,385	20,632
5.750% due 03/15/2056	7,300	7,131

Trustees of the University of Pennsylvania
4.674% due 09/01/2112	2,500	2,008

Trustees of Tufts College
5.017% due 04/15/2112	3,000	2,592

TTX Co.
4.600% due 02/01/2049	3,700	3,192

Uber Technologies, Inc.
4.800% due 09/15/2034	908	889
5.350% due 09/15/2054	900	829

UMass Memorial Health Care Obligated Group
5.363% due 07/01/2052	1,900	1,752

Union Pacific Corp.
2.891% due 04/06/2036	161	135
3.250% due 02/05/2050	593	402
3.550% due 05/20/2061	22,710	15,019
3.750% due 02/05/2070	7,987	5,334
3.799% due 04/06/2071	12,500	8,440
3.950% due 08/15/2059	10	7

United Airlines Pass-Through Trust
2.700% due 11/01/2033	2,779	2,560
3.100% due 01/07/2030	18,916	18,437
3.100% due 04/07/2030	2,549	2,444
3.450% due 06/01/2029	1,676	1,644
3.450% due 01/07/2030	586	570
3.500% due 09/01/2031	2,980	2,900
3.750% due 03/03/2028	3,918	3,909
4.000% due 10/11/2027	7,592	7,585
4.150% due 02/25/2033	6,664	6,531
4.550% due 08/25/2031	10,484	10,125
5.450% due 08/15/2038	36,838	37,660
5.875% due 04/15/2029	15,238	15,503

UnitedHealth Group, Inc.
3.050% due 05/15/2041	20,011	14,847
3.250% due 05/15/2051	20,000	13,190
3.700% due 08/15/2049	5,800	4,176
3.875% due 08/15/2059	700	489
4.200% due 01/15/2047	285	228
4.750% due 05/15/2052	400	337
4.950% due 05/15/2062	5,000	4,202
5.150% due 07/15/2034 (l)	18,552	18,717
5.200% due 04/15/2063	77,307	67,556
5.300% due 06/15/2035 (l)	5,560	5,675
5.375% due 04/15/2054	16,349	15,048
5.500% due 07/15/2044	20,000	19,314
5.625% due 07/15/2054	17,700	16,882
5.750% due 07/15/2064 (l)	31,088	29,625
5.950% due 06/15/2055	703	709

UPMC
5.377% due 05/15/2043	3,000	2,876

Vale Overseas Ltd.
3.750% due 07/08/2030	2,285	2,178
6.400% due 06/28/2054	3,800	3,852

Var Energi ASA
8.000% due 11/15/2032	9,800	11,171

VeriSign, Inc.
2.700% due 06/15/2031	15,400	13,798

Verisk Analytics, Inc.
3.625% due 05/15/2050	11,900	8,340

Viper Energy Partners LLC
4.900% due 08/01/2030	1,300	1,302
5.700% due 08/01/2035	8,350	8,420

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VMware LLC
1.800% due 08/15/2028		$5,600	$5,274
4.700% due 05/15/2030		24,400	24,557

Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		3,500	3,515
5.050% due 03/27/2028		6,700	6,745

Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR	2,450	2,739

Walt Disney Co.
2.750% due 09/01/2049		$3,406	2,113
3.500% due 05/13/2040		155	127
3.800% due 05/13/2060		8,354	5,962
4.750% due 09/15/2044		1,600	1,423

Weir Group, Inc.
5.350% due 05/06/2030		5,000	5,070

West Virginia United Health System Obligated Group
3.129% due 06/01/2050		4,400	2,780

Western & Southern Life Insurance Co.
3.750% due 04/28/2061		24,300	16,371
5.150% due 01/15/2049		16,000	14,207

Western Midstream Operating LP
5.250% due 02/01/2050		493	416
5.300% due 03/01/2048		8,531	7,218
5.450% due 11/15/2034		1,500	1,486
5.450% due 04/01/2044		155	138

Williams Cos., Inc.
5.300% due 09/30/2035		10,850	10,845
5.300% due 08/15/2052		10,250	9,247
5.600% due 03/15/2035		8,961	9,161
5.800% due 11/15/2054		2,641	2,543
6.000% due 03/15/2055		4,947	4,907
8.750% due 03/15/2032		1,710	2,032

Woodside Finance Ltd.
4.500% due 03/04/2029		3,809	3,794
5.100% due 09/12/2034		15,490	15,253
5.400% due 05/19/2030		6,500	6,640
5.700% due 05/19/2032		2,940	3,049
5.700% due 09/12/2054		20,800	19,594
6.000% due 05/19/2035		14,800	15,430

Workday, Inc.
3.800% due 04/01/2032 (l)		22,784	21,159

Yale University
2.402% due 04/15/2050		6,900	4,062

Yara International ASA
3.148% due 06/04/2030		4,800	4,474

Zimmer Biomet Holdings, Inc.
1.164% due 11/15/2027	EUR	3,300	3,708
4.250% due 08/15/2035		$1,681	1,560
5.200% due 09/15/2034		15,053	15,059
5.500% due 02/19/2035		11,000	11,233

Zoetis, Inc.
3.950% due 09/12/2047		9,000	7,063
4.450% due 08/20/2048		6,740	5,684

			8,575,146

UTILITIES 15.6%

AEP Texas, Inc.
3.450% due 05/15/2051		7,000	4,627
4.150% due 05/01/2049		14,400	10,944
5.700% due 05/15/2034		2,900	2,986
5.850% due 10/15/2055		100	97
6.650% due 02/15/2033		1,000	1,087

AES Corp.
3.950% due 07/15/2030		7,000	6,696
5.450% due 06/01/2028		2,019	2,038

Alabama Power Co.
3.125% due 07/15/2051		1,300	840
3.450% due 10/01/2049		3,600	2,505
3.700% due 12/01/2047		100	74
3.850% due 12/01/2042		2,950	2,369
3.940% due 09/01/2032		5,500	5,287
4.300% due 07/15/2048		8,700	7,053
5.200% due 06/01/2041		200	193

Alliant Energy Finance LLC
3.600% due 03/01/2032		13,500	12,495

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ameren Illinois Co.
2.900% due 06/15/2051		$32,500	$20,376
3.250% due 03/15/2050		2,600	1,741
3.700% due 12/01/2047		2,200	1,643
4.150% due 03/15/2046		5,451	4,427
5.625% due 03/01/2055		5,000	4,865
5.900% due 12/01/2052		6,275	6,355

American Electric Power Co., Inc.
3.875% due 02/15/2062 •		7,938	7,783
5.625% due 03/01/2033		1,489	1,539

American Transmission Systems, Inc.
5.000% due 09/01/2044		13,395	12,219

American Water Capital Corp.
3.750% due 09/01/2047		5,000	3,724
4.300% due 12/01/2042		8,700	7,542

Anglian Water Services Financing PLC
6.000% due 06/20/2039	GBP	2,900	3,588

Appalachian Power Co.
4.400% due 05/15/2044		$8,350	6,854
4.450% due 06/01/2045		2,000	1,648
4.500% due 08/01/2032		3,800	3,709
5.800% due 10/01/2035		2,176	2,245
6.375% due 04/01/2036		5,146	5,513
6.700% due 08/15/2037		3,600	3,945
7.000% due 04/01/2038		5,478	6,099

Arizona Public Service Co.
3.500% due 12/01/2049		7,100	4,875
4.500% due 04/01/2042		6,104	5,259

AT&T, Inc.
3.150% due 09/04/2036	EUR	2,800	2,959
3.500% due 09/15/2053		$56,938	37,364
3.550% due 09/15/2055		125,057	81,394
3.650% due 06/01/2051		7,197	4,946
3.650% due 09/15/2059		277,054	179,666
3.800% due 12/01/2057		215,680	145,959
3.850% due 06/01/2060		30,321	20,421
4.300% due 12/15/2042		175	145
4.350% due 06/15/2045		1,147	927
4.500% due 03/09/2048		100	81
4.750% due 05/15/2046		2,000	1,682
5.350% due 09/01/2040		4,267	4,113
5.850% due 04/30/2046		9,900	9,653
6.000% due 04/30/2056		12,400	12,141
6.050% due 08/15/2056		3,607	3,555

Atmos Energy Corp.
2.850% due 02/15/2052		7,836	4,832
3.375% due 09/15/2049		5,000	3,448
4.125% due 03/15/2049		5,300	4,150
4.300% due 10/01/2048		6,200	5,011

Avista Corp.
4.000% due 04/01/2052		12,800	9,611

Baltimore Gas & Electric Co.
2.900% due 06/15/2050		1,681	1,057
3.200% due 09/15/2049		2,400	1,588

Basin Electric Power Cooperative
5.850% due 10/15/2055		22,200	21,654

Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		3,400	2,648
4.450% due 01/15/2049		24,790	20,126
4.500% due 02/01/2045		580	491
4.600% due 05/01/2053		11,800	9,658
6.125% due 04/01/2036		5,200	5,552

Black Hills Corp.
4.200% due 09/15/2046		4,284	3,359
6.000% due 01/15/2035		5,625	5,842

Boston Gas Co.
4.487% due 02/15/2042		7,784	6,600
5.843% due 01/10/2035		3,000	3,148
6.119% due 07/20/2053		21,140	20,960

Brooklyn Union Gas Co.
4.487% due 03/04/2049		7,500	5,992

CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	2,782
3.350% due 04/01/2051		19,000	12,989
3.600% due 03/01/2052		16,270	11,700
4.950% due 04/01/2033		7,000	7,039

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	87

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cleco Power LLC
6.000% due 12/01/2040	$18,175	$18,717

Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,242

CMS Energy Corp.
4.700% due 03/31/2043	3,837	3,257

Columbia Pipelines Operating Co. LLC
5.695% due 10/01/2054	10,000	9,465
6.497% due 08/15/2043	4,675	4,900
6.544% due 11/15/2053	12,300	12,932
6.714% due 08/15/2063	9,800	10,591

Commonwealth Edison Co.
3.000% due 03/01/2050	8,539	5,459
3.125% due 03/15/2051	19,200	12,434
3.850% due 03/15/2052	8,400	6,211

Connecticut Light & Power Co.
2.050% due 07/01/2031	4,845	4,283
4.000% due 04/01/2048	1,300	1,010
4.300% due 04/15/2044	13,009	10,869

Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	6,480	3,778
3.600% due 06/15/2061	16,585	11,124
4.125% due 05/15/2049	18,110	14,166
4.200% due 03/15/2042	5,000	4,238
4.300% due 12/01/2056	1,270	990
4.500% due 05/15/2058	29,031	23,244
5.700% due 06/15/2040	4,900	4,996

Constellation Energy Generation LLC
5.600% due 06/15/2042	21,664	21,327
5.750% due 03/15/2054	8,637	8,384
5.800% due 03/01/2033	8,852	9,276
5.875% due 01/15/2066	2,000	1,922
6.250% due 10/01/2039	12,875	13,588
6.500% due 10/01/2053	6,980	7,414

Consumers Energy Co.
4.050% due 05/15/2048	8,100	6,364
4.100% due 11/15/2045	2,150	1,693
4.350% due 04/15/2049	14,000	11,450

Dayton Power & Light Co.
3.950% due 06/15/2049	11,000	8,199

Dominion Energy, Inc.
2.250% due 08/15/2031	8,877	7,833
4.850% due 08/15/2052	7,800	6,557

DTE Electric Co.
3.250% due 04/01/2051	8,400	5,676
3.650% due 03/01/2052	5,600	4,067
4.300% due 07/01/2044	9,150	7,673
5.400% due 04/01/2053	10,000	9,556

Duke Energy Carolinas LLC
2.850% due 03/15/2032	3,600	3,279
3.200% due 08/15/2049	16,000	10,736
3.450% due 04/15/2051	5,600	3,884
3.550% due 03/15/2052	8,000	5,655
3.700% due 12/01/2047	15,355	11,404
3.750% due 06/01/2045	4,468	3,430
3.875% due 03/15/2046	2,034	1,577
3.950% due 03/15/2048	9,915	7,621
4.000% due 09/30/2042	3,500	2,873
4.250% due 12/15/2041	26,500	22,752
4.850% due 01/15/2034	910	910
5.350% due 01/15/2053	12,014	11,266
5.400% due 01/15/2054	776	737

Duke Energy Corp.
3.500% due 06/15/2051	6,750	4,527
3.950% due 08/15/2047	4,670	3,468
4.200% due 06/15/2049	5,000	3,812
6.100% due 09/15/2053	2,657	2,667

Duke Energy Florida LLC
4.200% due 07/15/2048	7,600	6,027
5.650% due 04/01/2040	6,000	6,123

Duke Energy Indiana LLC
4.900% due 07/15/2043	2,000	1,828
5.400% due 04/01/2053	7,350	6,829

Duke Energy Ohio, Inc.
5.650% due 04/01/2053	2,000	1,946

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Duke Energy Progress LLC
2.500% due 08/15/2050	$25,000	$14,418
3.600% due 09/15/2047	44,900	32,835
4.000% due 04/01/2052	3,687	2,794
4.100% due 03/15/2043	6,026	4,959
5.250% due 03/15/2033	9,850	10,144
5.350% due 03/15/2053	9,300	8,718
5.550% due 03/15/2055	3,953	3,822

Duquesne Light Holdings, Inc.
2.532% due 10/01/2030	1,401	1,276

E.ON International Finance BV
6.650% due 04/30/2038	1,520	1,664

Edison International
6.250% due 03/15/2030	6,400	6,635
8.125% due 06/15/2053 •(l)	7,200	7,335

Electricite de France SA
4.500% due 12/04/2069	7,600	5,355
4.950% due 10/13/2045	19,324	16,756
5.000% due 09/21/2048	12,622	10,870
6.000% due 04/22/2064	33,874	32,278
6.000% due 01/22/2114 (l)	17,924	17,079
6.375% due 01/13/2055	10,800	11,043
6.900% due 05/23/2053	8,492	9,092

Emera U.S. Finance LLC
4.500% due 04/01/2029	11,200	11,189
5.200% due 04/01/2033	2,300	2,288

Enel Finance America LLC
2.875% due 07/12/2041	2,000	1,408

ENEL Finance International NV
4.750% due 05/25/2047	24,780	20,499
7.750% due 10/14/2052	7,000	8,223

Entergy Arkansas LLC
2.650% due 06/15/2051	9,375	5,475
3.350% due 06/15/2052	7,400	4,931
4.200% due 04/01/2049	5,800	4,591
4.950% due 01/15/2036	10,000	9,813
5.750% due 06/01/2054	10,000	9,787

Entergy Corp.
3.750% due 06/15/2050 (l)	13,000	9,200

Entergy Mississippi LLC
3.500% due 06/01/2051	1,500	1,037
5.000% due 09/01/2033	6,800	6,830
5.050% due 04/15/2036	8,100	7,985

Entergy Texas, Inc.
4.500% due 03/30/2039	4,000	3,670
5.000% due 09/15/2052	11,900	10,417
5.800% due 09/01/2053	2,200	2,179

Evergy Kansas Central, Inc.
3.450% due 04/15/2050	8,300	5,814
5.250% due 03/15/2035	3,669	3,700
5.700% due 03/15/2053	6,500	6,400

Evergy Metro, Inc.
4.125% due 04/01/2049	15,431	12,209
4.200% due 06/15/2047	1,200	960
4.200% due 03/15/2048	2,000	1,599

Evergy, Inc.
6.650% due 06/01/2055 •	1,000	1,008

Eversource Energy
4.450% due 12/15/2030	3,700	3,651
5.125% due 05/15/2033	3,976	3,965

Exelon Corp.
5.600% due 03/15/2053	5,103	4,810

Fells Point Funding Trust
3.046% due 01/31/2027	20,000	19,779

FirstEnergy Corp.
3.400% due 03/01/2050	7,500	4,995

FirstEnergy Transmission LLC
2.866% due 09/15/2028	2,600	2,501
5.450% due 07/15/2044	10,100	9,568

Florida Power & Light Co.
2.875% due 12/04/2051	1,100	685
3.700% due 12/01/2047	16,800	12,547
3.950% due 03/01/2048	152	118
4.050% due 10/01/2044	4,200	3,423
5.100% due 04/01/2033	1,440	1,470

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.600% due 06/15/2054		$100	$98
5.600% due 02/15/2066		10,000	9,641
5.700% due 03/15/2055		5,215	5,198

FORESEA Holding SA
7.500% due 06/15/2030		1,851	1,819

Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	200	179
2.950% due 01/27/2029		$21,000	15,855

Georgia Power Co.
3.250% due 03/15/2051		19,600	13,126
4.750% due 09/01/2040		1,425	1,339
5.125% due 05/15/2052 (l)		30,600	27,823
5.400% due 06/01/2040		9,085	9,130

Idaho Power Co.
4.850% due 08/15/2040		8,000	7,350

Indiana Michigan Power Co.
3.250% due 05/01/2051		19,500	12,794
4.250% due 08/15/2048		5,570	4,440
4.550% due 03/15/2046		500	424
5.625% due 04/01/2053		12,733	12,306

Indianapolis Power & Light Co.
5.650% due 12/01/2032		30,000	31,051
5.700% due 04/01/2054		3,600	3,503

Interstate Power & Light Co.
6.250% due 07/15/2039		5,000	5,293

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		14,524	14,001

Jersey Central Power & Light Co.
2.750% due 03/01/2032		7,645	6,871
5.150% due 01/15/2036		10,000	9,975
6.150% due 06/01/2037		8,562	9,062

Kentucky Utilities Co.
3.300% due 06/01/2050		4,910	3,315
4.375% due 10/01/2045		7,100	5,885
5.125% due 11/01/2040		14,500	13,998

KeySpan Gas East Corp.
3.586% due 01/18/2052		12,700	8,469

Liberty Utilities Co.
5.869% due 01/31/2034		10,000	10,381

Louisville Gas & Electric Co.
4.250% due 04/01/2049		1,530	1,219
5.450% due 04/15/2033		15,000	15,520

Massachusetts Electric Co.
5.867% due 02/26/2054		9,100	8,900

MidAmerican Energy Co.
2.700% due 08/01/2052		1,000	604
3.150% due 04/15/2050		1,200	794
3.650% due 08/01/2048		6,000	4,401
3.950% due 08/01/2047		8,262	6,379
4.250% due 07/15/2049		5,300	4,255
4.400% due 10/15/2044		500	424
5.300% due 02/01/2055		17,000	15,777
5.350% due 01/15/2034		5,000	5,135
5.500% due 11/15/2056		15,000	14,399
5.850% due 09/15/2054		20,822	20,920

Midwest Connector Capital Co. LLC
4.625% due 04/01/2029		12,200	12,140

Mississippi Power Co.
3.100% due 07/30/2051		18,550	12,043
4.250% due 03/15/2042		7,400	6,218

Monongahela Power Co.
5.400% due 12/15/2043		9,061	8,505

National Grid Electricity Distribution East Midlands PLC
3.949% due 09/20/2032	EUR	9,700	11,312

National Grid PLC
5.809% due 06/12/2033		$4,620	4,822

Nevada Power Co.
6.000% due 03/15/2054		5,000	5,020

New York State Electric & Gas Corp.
3.300% due 09/15/2049		10,200	6,896

NextEra Energy Capital Holdings, Inc.
5.850% due 03/01/2056		5,000	4,884

Niagara Mohawk Power Corp.
4.119% due 11/28/2042		3,850	3,109
5.664% due 01/17/2054		1,665	1,565

88	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.783% due 09/16/2052	$18,550	$17,877
5.996% due 07/03/2055	7,800	7,666

NiSource, Inc.
3.950% due 03/30/2048 (l)	6,830	5,127
4.375% due 05/15/2047	14,845	11,933
5.650% due 02/01/2045	6,040	5,854
5.800% due 02/01/2042	6,723	6,643

Northern States Power Co.
3.200% due 04/01/2052	1,400	954
4.500% due 06/01/2052	6,800	5,683
5.400% due 03/15/2054	6,881	6,549

NSTAR Electric Co.
4.400% due 03/01/2044	1,500	1,262
4.550% due 06/01/2052	5,900	4,909
4.950% due 09/15/2052	9,200	8,151

Oglethorpe Power Corp.
3.750% due 08/01/2050	10,600	7,541
4.500% due 04/01/2047	36,100	29,632
5.050% due 10/01/2048	28,500	24,885
5.250% due 09/01/2050	25,000	22,418

Ohio Edison Co.
5.500% due 01/15/2033	4,000	4,120
6.875% due 07/15/2036	3,500	3,912
8.250% due 10/15/2038	1,000	1,262

Ohio Power Co.
5.000% due 06/01/2033	3,600	3,583

Oklahoma Gas & Electric Co.
5.850% due 06/01/2040	4,000	4,097

Oncor Electric Delivery Co. LLC
2.700% due 11/15/2051	7,204	4,186
3.100% due 09/15/2049	6,000	3,922
4.100% due 11/15/2048	421	330
4.600% due 06/01/2052	8,700	7,142
4.950% due 09/15/2052	2,644	2,331
5.250% due 09/30/2040	15,100	14,729
5.300% due 06/01/2042	600	571
5.900% due 03/15/2056	8,800	8,799
7.250% due 01/15/2033	1,900	2,158
7.500% due 09/01/2038	2,590	3,058

ONEOK, Inc.
4.450% due 09/01/2049	5,900	4,678
4.950% due 07/13/2047	4,900	4,183
5.050% due 11/01/2034	15,000	14,595
5.200% due 07/15/2048	44,323	38,987
5.450% due 06/01/2047	20,500	18,508
5.700% due 11/01/2054	22,854	20,868
5.850% due 11/01/2064	29,294	26,713
6.625% due 09/01/2053	5,035	5,172

Orange SA
4.750% due 01/13/2033	11,700	11,573
5.000% due 01/13/2036	7,900	7,763

Pacific Gas & Electric Co.
2.500% due 02/01/2031	22,900	20,529
3.250% due 06/01/2031	9,400	8,674
3.300% due 03/15/2027	4,910	4,853
3.300% due 12/01/2027	8,000	7,837
3.300% due 08/01/2040	11,300	8,458
3.500% due 08/01/2050	68,788	45,520
3.750% due 08/15/2042	18,181	13,628
3.950% due 12/01/2047	12,183	8,876
4.000% due 12/01/2046	22,370	16,395
4.200% due 06/01/2041	2,000	1,613
4.250% due 03/15/2046	26,543	20,188
4.300% due 03/15/2045	9,100	7,117
4.500% due 07/01/2040	22,679	19,364
4.500% due 12/15/2041	27,149	22,678
4.600% due 06/15/2043	19,804	16,373
4.650% due 08/01/2028	12,000	12,020
4.750% due 02/15/2044	15,157	12,678
4.950% due 07/01/2050	32,577	27,006
5.250% due 03/01/2052	2,000	1,703
5.700% due 03/01/2035	10,000	10,141
6.000% due 08/15/2035	16,000	16,539
6.100% due 10/15/2055	17,500	16,822
6.150% due 03/01/2055	28,100	27,169
6.700% due 04/01/2053	37,196	38,539

PacifiCorp
2.700% due 09/15/2030	1,200	1,094

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.900% due 06/15/2052	$24,856	$14,171
3.300% due 03/15/2051	17,431	10,887
4.100% due 02/01/2042	2,419	1,896
4.125% due 01/15/2049	6,400	4,696
4.150% due 02/15/2050	10,445	7,635
5.300% due 02/15/2031	3,800	3,853
5.350% due 12/01/2053	27,100	23,264
5.450% due 04/15/2033	9,300	9,333
5.450% due 02/15/2034	11,800	11,761
5.500% due 05/15/2054	15,008	13,172
5.800% due 04/15/2036	8,000	8,067
5.800% due 01/15/2055	17,437	15,940
6.250% due 10/15/2037	14,040	14,545
6.350% due 07/15/2038	4,000	4,111
7.375% due 09/15/2055 •	6,500	6,216

PECO Energy Co.
2.800% due 06/15/2050	6,500	4,027
4.150% due 10/01/2044	8,900	7,332
4.600% due 05/15/2052	9,400	7,933
4.800% due 10/15/2043	1,185	1,050

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050	14,100	9,657
4.875% due 07/17/2049	11,200	8,986
6.250% due 01/25/2049	1,200	1,161

PG&E Recovery Funding LLC
5.231% due 06/01/2042	5,000	4,925
5.256% due 01/15/2040	5,000	5,155
5.536% due 07/15/2049	8,000	7,915

Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	9,095	6,170
5.050% due 05/15/2052	5,000	4,405
5.100% due 02/15/2035	401	400

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~	8,700	8,707

Plains All American Pipeline LP/PAA Finance Corp.
5.150% due 06/01/2042	300	269
5.700% due 09/15/2034	15,750	16,109
6.650% due 01/15/2037	2,329	2,518
6.700% due 05/15/2036	3,073	3,292

PPL Electric Utilities Corp.
3.000% due 10/01/2049	16,700	10,827
5.200% due 07/15/2041	5,500	5,358

Progress Energy, Inc.
7.750% due 03/01/2031	5,000	5,640

Public Service Co. of Colorado
3.200% due 03/01/2050	10,500	6,965
3.800% due 06/15/2047	5,000	3,757
3.950% due 03/15/2043	1,500	1,182
4.100% due 06/15/2048	8,626	6,761
4.300% due 03/15/2044	3,600	3,007
4.500% due 06/01/2052	4,600	3,758
5.250% due 04/01/2053	10,000	9,057
5.350% due 05/15/2034	16,925	17,246
5.750% due 05/15/2054	9,700	9,429
5.850% due 05/15/2055	18,541	18,392
6.250% due 09/01/2037	700	750

Public Service Co. of New Hampshire
3.600% due 07/01/2049	4,700	3,415

Public Service Co. of Oklahoma
3.150% due 08/15/2051	2,300	1,476
6.625% due 11/15/2037	1,135	1,234

Public Service Electric & Gas Co.
4.850% due 08/01/2034	5,902	5,848

Puget Energy, Inc.
4.100% due 06/15/2030	4,902	4,757

Puget Sound Energy, Inc.
4.223% due 06/15/2048	3,800	3,056
5.448% due 06/01/2053	4,400	4,178

Rio Oil Finance Trust
9.750% due 01/06/2027	1,678	1,716

RWE Finance U.S. LLC
5.125% due 09/18/2035	5,000	4,863
5.875% due 09/18/2055	10,135	9,662

San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,928	1,706

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.950% due 08/15/2051	$17,824	$11,203
3.320% due 04/15/2050	10,305	6,922
3.700% due 03/15/2052	15,130	10,787
3.750% due 06/01/2047	7,550	5,602
3.950% due 11/15/2041	1,968	1,607
4.100% due 06/15/2049	18,761	14,405
4.150% due 05/15/2048	12,140	9,549
4.300% due 04/01/2042	5,097	4,338
4.500% due 08/15/2040	2,600	2,341
5.200% due 03/15/2036	9,264	9,244
5.350% due 04/01/2053	41,246	38,060
5.400% due 04/15/2035	9,915	10,088
5.550% due 04/15/2054	4,500	4,268
6.000% due 06/01/2039	3,357	3,506

Saudi Electricity Global Sukuk Co. 2
5.060% due 04/08/2043	22,700	20,709

Saudi Electricity Global Sukuk Co. 3
5.500% due 04/08/2044	27,700	26,184

SCE Recovery Funding LLC
5.112% due 12/14/2049	3,000	2,816
5.341% due 03/15/2047	9,600	9,541

Sempra
3.250% due 06/15/2027	1,100	1,085
6.000% due 10/15/2039	15,145	15,498
6.375% due 04/01/2056 •	20,700	20,799

Shell Finance U.S., Inc.
5.125% due 10/15/2041	30,145	28,846

Sierra Pacific Power Co.
5.900% due 03/15/2054	13,656	13,469

Southern California Edison Co.
2.750% due 02/01/2032	6,800	6,068
2.950% due 02/01/2051	13,000	7,830
3.450% due 02/01/2052	14,000	9,173
3.650% due 02/01/2050	12,765	8,765
3.650% due 06/01/2051	31,200	21,410
3.900% due 12/01/2041	42,994	33,504
3.900% due 03/15/2043	6,655	5,046
4.000% due 04/01/2047	106,850	79,478
4.050% due 03/15/2042	3,834	2,997
4.125% due 03/01/2048	26,468	19,830
4.650% due 10/01/2043	41,350	34,714
4.875% due 03/01/2049	17,583	14,712
5.150% due 06/01/2029	9,890	10,031
5.200% due 06/01/2034	9,400	9,334
5.750% due 04/01/2035	8,073	8,218
5.900% due 03/01/2055	413	394
6.000% due 01/15/2034	5,900	6,155
6.050% due 03/15/2039	12,000	12,225
6.200% due 09/15/2055	17,400	17,273
6.650% due 04/01/2029	6,995	7,285

Southern California Gas Co.
3.750% due 09/15/2042	4,900	3,817
3.950% due 02/15/2050	8,127	6,077
4.300% due 01/15/2049	1,942	1,547
5.050% due 09/01/2034	17,850	17,961
5.125% due 11/15/2040	1,300	1,252
5.200% due 06/01/2033	3,500	3,568
5.600% due 04/01/2054	9,785	9,333
6.000% due 06/15/2055	7,747	7,760

Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	15,925	13,059
5.875% due 03/15/2041	7,500	7,641

Southern Power Co.
5.250% due 07/15/2043	1,000	939

Southwest Gas Corp.
4.050% due 03/15/2032	11,261	10,768

Southwestern Electric Power Co.
2.750% due 10/01/2026	900	893
3.250% due 11/01/2051	550	352
3.850% due 02/01/2048	24,272	17,724
5.300% due 04/01/2033	7,000	7,102
6.200% due 03/15/2040	14,340	14,931

Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	11,708
3.700% due 08/15/2047	3,465	2,560
3.750% due 06/15/2049	4,000	2,901
4.400% due 11/15/2048	1,000	811
4.500% due 08/15/2041	3,900	3,410

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	89

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.150% due 06/01/2052		$13,000	$11,017
6.000% due 10/01/2036		2,000	2,060
6.000% due 06/01/2054		13,170	13,277

SW Finance I PLC
7.000% due 04/16/2040	GBP	19,300	24,808

System Energy Resources, Inc.
5.300% due 12/15/2034		$4,100	4,091
6.000% due 04/15/2028		5,000	5,140

Tampa Electric Co.
4.450% due 06/15/2049		18,500	15,090

Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.875% due 02/01/2031		12,590	12,575

Toledo Edison Co.
2.650% due 05/01/2028		16,667	15,834
6.150% due 05/15/2037		4,900	5,285

Union Electric Co.
3.900% due 04/01/2052		31,000	23,348
5.125% due 03/15/2055		8,300	7,527
5.450% due 03/15/2053		15,600	14,810

Verizon Communications, Inc.
2.875% due 11/20/2050		1,127	684
2.987% due 10/30/2056		30,121	17,692
3.000% due 11/20/2060		500	288
3.400% due 03/22/2041 (l)		10,439	8,020
3.550% due 03/22/2051		100	70
3.700% due 03/22/2061		2,000	1,334
3.850% due 11/01/2042		14,860	11,856
3.875% due 03/01/2052 (l)		29,380	21,502
4.272% due 01/15/2036		970	898
4.862% due 08/21/2046		8,470	7,386
5.000% due 01/15/2036		16,075	15,748
5.050% due 05/09/2033		65	66
5.500% due 02/23/2054		1,602	1,515
5.750% due 11/30/2045		12,100	11,792
5.875% due 11/30/2055		7,600	7,398
6.000% due 11/30/2065		11,505	11,157

Virginia Electric & Power Co.
3.800% due 09/15/2047		12,700	9,521
4.000% due 11/15/2046		10,600	8,168
4.600% due 12/01/2048		4,744	3,929
5.450% due 04/01/2053		6,500	6,092
5.600% due 09/15/2055		7,875	7,500
5.700% due 03/15/2056		10,000	9,653
6.000% due 05/15/2037		400	421

Vistra Operations Co. LLC
5.350% due 01/31/2036		27,303	26,726
5.700% due 12/30/2034		3,000	3,020
6.000% due 04/15/2034		4,100	4,218
6.950% due 10/15/2033		5,067	5,517

Vodafone Group PLC
5.750% due 06/28/2054 (l)		13,673	12,929
5.875% due 06/28/2064		17,754	16,868
6.250% due 11/30/2032		2,650	2,834
7.000% due 04/04/2079 •		5,700	5,866

Wisconsin Public Service Corp.
2.850% due 12/01/2051		18,029	11,075
3.300% due 09/01/2049		3,100	2,123
3.671% due 12/01/2042		5,210	4,077

Xcel Energy, Inc.
4.600% due 06/01/2032		9,171	9,014
6.500% due 07/01/2036		6,900	7,450
			4,433,511

Total Corporate Bonds & Notes (Cost $22,796,544)			20,502,538

MUNICIPAL BONDS & NOTES 2.1%

CALIFORNIA 0.7%

Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		7,000	7,846

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		4,800	5,014

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	$28,895	$32,504
7.043% due 04/01/2050	11,806	13,304

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	4,686

California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010
6.875% due 11/01/2026	2,550	2,587

California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,840	5,564
7.550% due 04/01/2039	3,607	4,286

California State General Obligation Bonds, (BABs), Series 2010
7.625% due 03/01/2040	7,575	9,023

California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	8,680	9,757

California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,127

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	690	631
3.714% due 06/01/2041	14,115	11,196

Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	13,140	14,273
7.618% due 08/01/2040	5,200	6,114

Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,143

Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010
7.168% due 07/01/2040	875	973

Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	500	558

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	4,305	4,578

Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	25,100	26,657

San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	1,795	1,825

University of California Revenue Bonds, Series 2012
4.858% due 05/15/2112	27,844	22,751

University of California Revenue Bonds, Series 2015
4.767% due 05/15/2115	7,803	6,256

		194,653

GEORGIA 0.2%

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,212	2,374
6.655% due 04/01/2057	40,737	44,002

		46,376

ILLINOIS 0.1%

Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	870	920

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	14,433	16,129

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	880	927

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wheaton College, Illinois Revenue Bonds, Series 2004
6.090% due 10/01/2034	$5,000	$5,344

		23,320

INDIANA 0.0%

Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	1,750	1,926

MASSACHUSETTS 0.0%

Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	2,360	2,477

MICHIGAN 0.1%

Michigan State University Revenue Bonds, Series 2022
4.165% due 08/15/2122	16,800	11,971

University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	11,325
2.562% due 04/01/2050	7,000	4,302

University of Michigan Revenue Bonds, Series 2022
4.454% due 04/01/2122	7,400	5,746

		33,344

NEVADA 0.0%

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2036 (e)	6,375	3,808

NEW JERSEY 0.0%

New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	920	1,062

NEW MEXICO 0.0%

New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017
4.406% due 08/01/2046	6,100	5,255

NEW YORK 0.3%

New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006
6.027% due 01/01/2046	450	440

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	1,075	1,079

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	402	407
5.389% due 03/15/2040	200	199

New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	2,735	2,765

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	6,290	6,438

Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	500	523

Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	200	186

Port Authority of New York & New Jersey Revenue Bonds, Series 2012
4.458% due 10/01/2062	84,130	70,628

Port Authority of New York & New Jersey Revenue Bonds, Series 2014
5.310% due 08/01/2046	2,800	2,756

		85,421

90	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OHIO 0.2%

American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2009
6.449% due 02/15/2044	$1,000	$1,049

American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	605	628
7.734% due 02/15/2033	7,325	8,409
8.084% due 02/15/2050	40,725	50,866

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	67	55

		61,007

PENNSYLVANIA 0.1%

Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	12,492

TEXAS 0.4%

Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	13,710	15,222

Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (e)	19,795	14,403
0.000% due 02/15/2035 (e)	8,205	5,349

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	20,933	21,453
5.169% due 04/01/2041	25,300	25,648

Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010
5.178% due 04/01/2030	16,000	16,283

University of Texas System Revenue Bonds, Series 2020
2.439% due 08/15/2049	8,700	5,290

		103,648

VIRGINIA 0.0%

University of Virginia Revenue Bonds, (BABs), Series 2009
6.200% due 09/01/2039	1,245	1,354

WISCONSIN 0.0%

Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (NPFGC Insured), Series 2003
0.000% due 04/01/2036 (e)	1,900	1,140
0.000% due 04/01/2037 (e)	2,150	1,216
0.000% due 04/01/2038 (e)	2,800	1,488
0.000% due 04/01/2039 (e)	2,500	1,247

		5,091

Total Municipal Bonds & Notes (Cost $612,194)		581,234

U.S. GOVERNMENT AGENCIES 16.9%

Federal Home Loan Mortgage Corp.
5.500% due 08/01/2054 - 01/01/2055	32,642	32,826

Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates
4.303% due 10/25/2052 ~	17,886	15,355

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.562% due 08/15/2032 ~	1	1

Federal National Mortgage Association
3.500% due 12/01/2042 - 04/01/2049	5,864	5,473
4.000% due 10/01/2040 - 08/01/2049	526	503
5.500% due 10/01/2054	296	303

Government National Mortgage Association
3.500% due 07/20/2052 - 03/20/2056	99,690	91,575

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 09/15/2033	$3	$3
8.500% due 09/15/2030	2	2

Government National Mortgage Association, TBA
3.500% due 04/01/2056	200	183
4.000% due 05/01/2056	171,300	160,382
4.500% due 06/01/2040 - 05/01/2056	116,600	112,546
5.000% due 06/01/2040 - 05/01/2056	123,400	121,941
6.000% due 04/01/2056 - 05/01/2056	47,800	48,562

Uniform Mortgage-Backed Security, TBA
4.000% due 06/01/2056	831	783
4.500% due 04/01/2056 - 06/01/2056	2,096,238	2,020,524
5.000% due 04/01/2056 - 06/01/2056	1,925,449	1,896,544
6.000% due 06/01/2056 - 07/01/2056	300,000	305,322

Total U.S. Government Agencies (Cost $4,816,314)		4,812,828

U.S. TREASURY OBLIGATIONS 27.3%

U.S. Treasury Bonds
1.875% due 02/15/2051	221,800	123,203
2.000% due 02/15/2050 (n)(p)	47,900	27,898
2.250% due 05/15/2041 (n)(p)	100,000	72,912
2.250% due 02/15/2052 (n)(p)	84,300	50,832
2.375% due 02/15/2042 (l)(n)	514,700	375,269
2.500% due 02/15/2045 (l)(n)	498,818	349,971
2.500% due 02/15/2046 (n)(p)	185,185	127,807
2.500% due 05/15/2046 (n)(p)	189,000	129,908
2.750% due 11/15/2042 (n)	100,000	76,098
2.750% due 08/15/2047 (n)	216,500	153,267
2.750% due 11/15/2047 (n)	100,512	70,928
2.875% due 08/15/2045 (n)	170,392	126,563
2.875% due 05/15/2049 (l)(n)	633,400	450,506
2.875% due 05/15/2052 (n)(p)	79,743	55,320
3.000% due 02/15/2048 (n)(p)	17,600	12,983
3.000% due 08/15/2048 (n)	207,264	152,169
3.000% due 02/15/2049	151,900	110,988
3.125% due 02/15/2043 (l)(n)(p)	321,900	257,847
3.125% due 05/15/2048 (n)(p)	91,885	69,176
3.250% due 05/15/2042 (n)	156,686	129,150
3.375% due 08/15/2042 (n)(p)	130,974	109,450
3.375% due 11/15/2048 (n)(p)	57,500	45,077
3.750% due 08/15/2041 (l)(n)(p)	75,600	67,449
3.875% due 02/15/2043 (n)(p)	128,300	114,042
3.875% due 05/15/2043 (l)(n)	176,200	156,219
4.000% due 11/15/2042 (l)(n)	184,350	166,869
4.000% due 11/15/2052 (n)(p)	210,654	181,039
4.250% due 02/15/2054 (n)	189,500	169,784
4.250% due 08/15/2054 (l)	138,500	124,076
4.375% due 05/15/2041	153,100	147,508
4.375% due 08/15/2043	191,865	181,159
4.500% due 11/15/2054 (l)(n)(p)	502,600	469,656
4.625% due 11/15/2044 (l)	11,700	11,324
4.625% due 11/15/2045 (l)	253,000	244,066
4.625% due 02/15/2046 (l)	9,200	8,870
4.625% due 05/15/2054 (n)(p)	351,800	335,529
4.625% due 02/15/2055 (l)	539,600	514,791
4.625% due 11/15/2055 (l)	466,916	446,197
4.750% due 02/15/2045 (l)	18,800	18,478
4.750% due 05/15/2055 (l)	182,890	178,139
4.750% due 08/15/2055 (l)	739,858	721,130
4.750% due 02/15/2056 (n)	257,000	250,695
4.875% due 08/15/2045 (l)	37,357	37,243

U.S. Treasury Inflation Protected Securities (g)
2.375% due 02/15/2055 (l)	10,203	9,493
2.375% due 02/15/2056	59,912	55,702

U.S. Treasury Notes
4.125% due 02/15/2036 (l)(n)	52,813	51,992

U.S. Treasury STRIPS
0.000% due 11/15/2041 (a)	35,800	16,527
0.000% due 02/15/2042 (a)(n)	17,670	8,037

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 05/15/2042 (a)		$21,000	$9,413
0.000% due 11/15/2042 (a)		26,900	11,692

Total U.S. Treasury Obligations (Cost $8,704,039)			7,784,441

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%

1166 Avenue of the Americas Commercial Mortgage Trust II
5.690% due 10/13/2037		20,220	17,590

Bank
2.283% due 09/15/2064		7,400	6,991

BX Commercial Mortgage Trust
4.685% due 02/15/2039 •		1,048	1,048

CHL Mortgage Pass-Through Trust
4.453% due 02/25/2035 •		6	6

CSMC Trust
5.187% due 07/15/2038 •		3,000	2,665

DC Commercial Mortgage Trust
6.314% due 09/12/2040		2,000	2,040

GS Mortgage-Backed Securities Trust
5.226% due 11/25/2055 ~		32,900	32,990
5.547% due 11/25/2055 «~		48,600	49,432
5.616% due 11/25/2055 «		32,200	31,996

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		6,910	6,497
4.248% due 07/05/2033		6,100	5,840
4.519% due 04/15/2037 •		939	930

Merrill Lynch Mortgage Investors Trust
4.867% due 03/25/2028 •		2	2
4.883% due 01/25/2029 •		7	7

Natixis Commercial Mortgage Securities Trust
3.821% due 02/15/2039		9,900	9,254

New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		6,065	5,830
6.864% due 10/25/2063 þ		4,063	4,097

One New York Plaza Trust
4.737% due 01/15/2036 •		7,551	7,294

PMT Loan Trust
5.012% due 08/25/2056 •		524	526

PRKCM Trust
7.225% due 11/25/2058 þ		667	673

Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	389,700	268,873
5.713% due 12/30/2057 «(b)		13,000	8,970
5.863% due 12/30/2057 «(b)		9,100	6,279
6.163% due 12/30/2057 «(b)		4,800	3,312
6.563% due 12/30/2057 «(b)		3,500	2,415

Stripe Global Holdings, Inc.
1.000% due 03/26/2029 «(k)		28,300	27,868

Stripe Global Holdings, Inc.
5.170% due 03/26/2031 «(k)		28,300	27,652

Structured Adjustable Rate Mortgage Loan Trust
4.749% due 09/25/2034 ~		$17	17

Towd Point Mortgage Trust
4.793% due 05/25/2058 •		615	626

VASA Trust
4.687% due 07/15/2039 •		1,000	983

Total Non-Agency Mortgage-Backed Securities (Cost $523,205)			532,703

ASSET-BACKED SECURITIES 0.5%

CMBS OTHER 0.3%

Acore Issuer LLC
5.125% due 08/20/2043 •		24,000	23,985

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •		4,600	4,597

Arbor Realty Commercial Real Estate Notes Ltd.
5.137% due 11/15/2036 •		4,578	4,589

BRSP Ltd.
5.127% due 08/19/2043 •		12,100	12,078

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	91

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

FS Rialto Issuer LLC
0.000% due 01/19/2044 •	$13,100	$13,102

Greystone CRE Notes LLC
5.154% due 01/15/2043 •	500	500

KREF Ltd.
5.127% due 02/17/2039 •	1,266	1,267

MF1 LLC
5.000% due 02/18/2040 •	2,000	1,995
5.410% due 03/19/2039 •	1,000	1,000

MF1 Ltd.
4.874% due 10/16/2036 •	2,564	2,566

PFP Ltd.
5.169% due 12/18/2042 •	5,000	5,001
5.180% due 08/18/2043 •	3,300	3,304
5.501% due 09/17/2039 •	2,091	2,095

		76,079

HOME EQUITY OTHER 0.0%

Finance America Mortgage Loan Trust
4.663% due 11/25/2034 •	1,856	1,927

Morgan Stanley ABS Capital I, Inc. Trust
4.648% due 03/25/2034 •	1,507	1,564

Soundview Home Loan Trust
4.253% due 06/25/2036 •	3,299	3,224

		6,715

OTHER ABS 0.2%

AIM Aviation Finance Ltd.
6.213% due 02/15/2040 þ	3,850	3,778

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •	2,993	2,996

Castlelake Aircraft Structured Trust
5.073% due 03/15/2051	14,000	13,770

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •	179	179

KKR CLO 11 Ltd.
5.114% due 01/15/2031 •	571	572

Labrador Aviation Finance Ltd.
4.300% due 01/15/2042	5,476	5,619

MAST Ltd.
5.134% due 02/15/2051	13,917	13,709

METAL LLC
4.581% due 10/15/2042	9,301	6,510

Pikes Peak CLO 2
4.888% due 10/11/2034 •	3,000	3,004

Pikes Peak CLO 4
4.882% due 07/15/2034 •	3,000	3,004

Start II Ltd.
4.089% due 03/15/2044	2,001	2,003

VB-S1 Issuer LLC
3.706% due 02/15/2057	7,100	6,514

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •	2,683	2,686

Venture XIX CLO Ltd.
5.194% due 01/15/2032 •	747	748

Voya CLO Ltd.
4.868% due 07/20/2032 •	2,482	2,481
5.009% due 10/17/2032 •	1,309	1,310

		68,883

Total Asset-Backed Securities (Cost $155,109)		151,677

SOVEREIGN ISSUES 4.9%

Abu Dhabi Government International Bonds
2.700% due 09/02/2070	37,100	19,312
3.125% due 04/16/2030	13,700	13,043
3.125% due 09/30/2049	5,200	3,438
3.875% due 04/16/2050	12,600	9,469

Brazil Government International Bonds
5.000% due 01/27/2045	46,630	36,717

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cassa Depositi e Prestiti SpA
5.875% due 04/30/2029		$11,500	$12,003

Chile Government International Bonds
4.000% due 01/31/2052		3,200	2,499

Colombia Government International Bonds
5.375% due 01/21/2029		3,200	3,174
6.125% due 01/21/2031		8,700	8,570
6.500% due 01/21/2033		5,600	5,491

Colombia TES
9.250% due 05/28/2042	COP	15,335,000	3,133
11.000% due 08/22/2029		187,697,600	47,324
11.500% due 07/25/2046		77,000	19
11.750% due 01/24/2035		336,443,500	83,416
12.750% due 11/28/2040		236,960,400	62,806
13.250% due 02/09/2033		163,837,700	43,927

Israel Government International Bonds
3.875% due 07/03/2050		$18,000	12,714
4.125% due 01/17/2048		13,300	10,071
4.500% due 01/13/2031		10,000	9,801
4.500% due 04/03/2120		4,600	3,287
5.375% due 03/12/2029		5,000	5,080
5.375% due 02/19/2030		17,400	17,679
5.500% due 03/12/2034		5,000	5,071
5.750% due 03/12/2054		20,000	18,630

Mexico Government International Bonds
3.500% due 09/19/2029	EUR	5,500	6,253
3.771% due 05/24/2061		$59,442	35,695
4.500% due 03/19/2034	EUR	4,400	4,955
4.750% due 03/22/2031 (l)		$15,000	14,678
5.125% due 03/19/2038	EUR	1,700	1,900
5.375% due 03/22/2033		$4,800	4,704
5.625% due 09/22/2035		9,600	9,302
6.338% due 05/04/2053		1,564	1,458
6.400% due 05/07/2054		25,000	23,471
6.875% due 05/13/2037		8,200	8,610
7.375% due 05/13/2055		3,100	3,265

Mexico Udibonos
2.750% due 11/27/2031 (g)	MXN	1,230	61
4.000% due 11/30/2028 (g)		40,896	2,265
4.000% due 08/24/2034 (g)		369	19

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	13,500	7,123
2.000% due 03/08/2033		5,900	3,303
3.500% due 11/20/2037		31,800	17,741
4.750% due 02/20/2037		6,500	4,149

Peru Government Bonds
5.350% due 08/12/2040	PEN	2,700	651
5.400% due 08/12/2034		21,100	5,761
7.300% due 08/12/2033		192,055	60,473

Peru Government International Bonds
5.375% due 02/08/2035		$1,800	1,799
5.400% due 08/12/2034	PEN	365,300	99,736
5.875% due 08/08/2054 (l)		$1,400	1,353
6.150% due 08/12/2032	PEN	121,496	36,512
6.900% due 08/12/2037		3,900	1,114
6.950% due 08/12/2031		88,832	27,686

Qatar Government International Bonds
4.400% due 04/16/2050		$6,800	5,644
5.103% due 04/23/2048		28,900	26,715

Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	43,400	23,924

Republic of Poland Government International Bonds
5.500% due 04/04/2053		$12,400	11,518

Republic of South Africa Government International Bonds
4.850% due 09/30/2029		7,300	7,163
5.750% due 09/30/2049		38,900	30,126

Romania Government International Bonds
1.750% due 07/13/2030	EUR	9,100	9,268
2.875% due 04/13/2042		9,100	6,596
3.750% due 02/07/2034		2,900	2,901
5.250% due 03/10/2030		12,700	14,901
5.250% due 05/30/2032		8,700	9,933
5.625% due 02/22/2036		4,900	5,441
5.625% due 05/30/2037		9,700	10,563

Saudi Government International Bonds
3.375% due 03/05/2032		5,000	5,605
3.450% due 02/02/2061		$13,100	8,116

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.750% due 03/05/2037 (l)	EUR	7,100	$7,738
4.125% due 01/12/2029		$30,300	29,913
4.500% due 10/26/2046		47,700	38,844
4.625% due 10/04/2047		14,800	12,207
5.000% due 04/17/2049		15,000	12,938
5.000% due 01/18/2053		25,000	21,186
5.125% due 01/13/2028		20,000	20,217
5.375% due 01/13/2031		20,000	20,450
5.750% due 01/16/2054		34,400	32,518

State of Israel
3.800% due 05/13/2060		2,100	1,365

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	65,700	30,649

U.K. Gilts
4.375% due 07/31/2054	GBP	153,827	169,538

Ukraine Government International Bonds
0.000% due 02/01/2030 þ(f)		$25	15
0.000% due 02/01/2034 þ(f)		93	40
0.000% due 02/01/2035 þ(f)		79	36
0.000% due 02/01/2036 þ(f)		65	30
4.500% due 02/01/2034 þ		137	73
4.500% due 02/01/2035 þ		182	96
4.500% due 02/01/2036 þ		137	71

Total Sovereign Issues (Cost $1,490,726)			1,397,049

		SHARES
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Foresea Holdings SA «		179,471	4,128

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(c)(k)		14,866	922

Total Common Stocks (Cost $3,878)			5,050

CONVERTIBLE PREFERRED SECURITIES 0.1%

BANKING & FINANCE 0.1%

Wells Fargo & Co.
7.500%		20,200	23,331

Total Convertible Preferred Securities (Cost $24,500)			23,331

PREFERRED SECURITIES 1.9%

BANKING & FINANCE 1.9%

American Express Co.
3.550% due 09/15/2026 •(h)		6,400,000	6,328

Banco Santander SA
8.000% due 02/01/2034 •(h)(i)		15,000,000	15,824

Bank of America Corp.
5.875% due 03/15/2028 •(h)		93,500,000	93,776

Capital One Financial Corp.
3.950% due 09/01/2026 •(h)		5,700,000	5,616

Charles Schwab Corp.
4.000% due 06/01/2026 •(h)		11,000,000	10,939
4.000% due 12/01/2030 •(h)		57,000,000	52,795
5.000% due 12/01/2027 •(h)		8,150,000	8,029

Citigroup, Inc.
6.875% due 12/31/2099		27,600,000	27,808
6.950% due 02/15/2030 •(h)		26,469,000	26,688

92	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	SHARES	MARKET VALUE (000S)
7.000% due 08/15/2034 •(h)	17,100,000	$17,603

CoBank ACB
4.250% due 01/01/2027 •(h)	12,600,000	12,401
6.450% due 10/01/2027 •(h)	15,000,000	15,119
7.125% due 01/01/2030 •(h)	15,000,000	15,460

Depository Trust & Clearing Corp.
3.375% due 06/20/2026 •(h)	8,500,000	8,438

Farm Credit Bank of Texas
7.000% due 09/15/2030 •(h)	5,400,000	5,551
7.750% due 06/15/2029 •(h)	4,000,000	4,182

Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(h)	21,900,000	21,709
6.850% due 02/10/2030 •(h)	15,000,000	15,289

JPMorgan Chase & Co.
3.650% due 06/01/2026 •(h)	26,000,000	25,900
4.625% due 06/01/2026 (h)	829,000	15,850
6.437% (TSFR3M + 2.745%) due 07/01/2026 ~(h)	12,700,000	12,721
6.500% due 04/01/2030 •(h)	41,000,000	42,098
6.875% due 06/01/2029 •(h)	1,840,000	1,915

MetLife Capital Trust IV
7.875% due 12/15/2067	23,640,000	25,580

PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(h)	2,700,000	2,660
6.250% due 03/15/2030 •(h)	1,100,000	1,112

State Street Corp.
6.700% due 03/15/2029 •(h)	11,900,000	12,127

U.S. Bancorp
5.300% due 04/15/2027 •(h)	13,555,000	13,491

Wells Fargo & Co.
6.850% due 09/15/2029 •(h)	20,000,000	20,725

		537,734

	SHARES	MARKET VALUE (000S)
INDUSTRIALS 0.0%

SVB Financial Trust
0.000% due 11/07/2032 (e)	516,000	$34
11.000% due 11/07/2032	16,945	8,006

		8,040

Total Preferred Securities (Cost $571,522)		545,774

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

COMMERCIAL PAPER 0.1%

Crown Castle, Inc.
4.300% due 04/21/2026	$15,200	15,163

Edison International
4.380% due 04/27/2026	22,300	22,230

		37,393

	SHARES
MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class,
3.720% (j)	4,937,680	4,938

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.0%
3.620% due 04/07/2026 (d)(e)(p)	$1,042	$1,041

Total Short-Term Instruments (Cost $43,372)		43,372

Total Investments in Securities (Cost $39,834,065)		36,470,901

	SHARES
INVESTMENTS IN AFFILIATES 0.1%

SHORT-TERM INSTRUMENTS 0.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%

PIMCO Short-Term Floating NAV Portfolio III	1,271,740	12,385

Total Short-Term Instruments (Cost $12,384)		12,385

Total Investments in Affiliates (Cost $12,384)		12,385

Total Investments 128.1% (Cost $39,846,449)		$36,483,286

Financial Derivative Instruments (m)(o) 0.3% (Cost or Premiums, net $616,801)		80,484

Other Assets and Liabilities, net (28.4)%		(8,089,386)

Net Assets 100.0%		$28,474,384

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	Coupon represents a 7-Day Yield.

(k) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Alfa-Bank CJSC 5.860% due 10/21/2026	10/27/2025	$5,932	$5,932	0.02%
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	9,431	9,661	0.03
Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	6,900	6,843	0.02
Credit Opportunities Partners LLC 6.740% due 03/20/2030	03/20/2025	8,200	8,074	0.03
Dorchester LLC 4.610% due 01/04/2027	12/10/2025	13,097	12,945	0.05

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	93

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	$2,600	$2,603	0.01%
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	1,700	1,705	0.01
Hardwood Funding LLC 5.160% due 06/07/2032	03/11/2025	4,200	4,227	0.01
MNSN Holdings, Inc.	04/26/2022	289	922	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020 - 08/23/2021	55,835	46,275	0.16
National Football League 5.250% due 10/05/2034	06/27/2025	34,600	34,499	0.12
National Football League 5.420% due 10/05/2037	06/27/2025	12,000	11,969	0.04
National Football League 5.580% due 10/05/2033	03/14/2024	10,000	10,004	0.04
National Football League 5.680% due 10/05/2035	03/14/2024	5,000	4,973	0.02
National Football League 5.890% due 10/05/2043	03/14/2024	5,000	4,830	0.02
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	24,000	25,483	0.09
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028	11/18/2025	30,000	29,615	0.10
Stripe Global Holdings, Inc. 1.000% due 03/26/2029	02/25/2026	28,300	27,868	0.10
Stripe Global Holdings, Inc. 5.170% due 03/26/2031	02/25/2026	28,300	27,652	0.10

		$285,384	$276,080	0.97%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)		Payable for Reverse Repurchase Agreements
BOS	3.200%	03/25/2026	06/12/2026			$(2,516)	$(2,517)
	3.500	03/25/2026	06/12/2026			(9,167)	(9,174)
	3.500	03/27/2026	06/12/2026			(96,274)	(96,321)
	3.500	03/30/2026	06/12/2026			(7,611)	(7,613)
	3.650	03/25/2026	06/12/2026			(6,448)	(6,452)
BPS	3.750	12/12/2025	TBD	(2)		(8,976)	(9,079)
BRC	(1.750)	12/12/2025	TBD	(2)		(2,764)	(2,749)
	1.000	03/20/2026	05/01/2026			(5,437)	(5,439)
	1.250	01/08/2026	TBD	(2)		(792)	(795)
	1.500	02/04/2026	TBD	(2)	EUR	(2,745)	(3,181)
	1.500	02/17/2026	TBD	(2)		(717)	(830)
	1.500	02/17/2026	TBD	(2)		(514)	(596)
	2.500	12/12/2025	TBD	(2)		$(1,091)	(1,100)
	2.500	03/13/2026	TBD	(2)	GBP	(926)	(1,227)
	2.650	12/19/2025	TBD	(2)		(1,794)	(2,393)
	2.650	01/20/2026	TBD	(2)		(1,057)	(1,407)
	2.750	12/12/2025	TBD	(2)		$(3,746)	(3,778)
	3.000	12/12/2025	TBD	(2)		(2,750)	(2,775)
	3.000	02/04/2026	TBD	(2)		(902)	(906)
	3.000	03/31/2026	05/01/2026			(3,062)	(3,062)
	3.250	03/20/2026	05/01/2026			(9,751)	(9,762)
	3.450	12/12/2025	TBD	(2)		(9,358)	(9,456)
	3.550	12/12/2025	TBD	(2)		(17,221)	(17,408)
	3.650	12/12/2025	TBD	(2)		(91,306)	(92,324)
DEU	3.150	03/20/2026	05/01/2026			(3,523)	(3,526)
	3.730	03/26/2026	04/02/2026			(94,718)	(94,777)
JML	2.500	03/13/2026	TBD	(2)	GBP	(3,807)	(5,045)
	2.750	03/06/2026	TBD	(2)		(2,934)	(3,891)
	3.300	03/26/2026	TBD	(2)		$(12,580)	(12,586)
JPS	1.250	03/26/2026	04/01/2026			(8,924)	(8,926)
	3.500	04/01/2026	04/07/2026			(6,831)	(6,831)
	3.550	03/20/2026	05/01/2026			(5,495)	(5,501)
	3.600	03/20/2026	05/01/2026			(27,256)	(27,289)
	3.650	03/20/2026	05/01/2026			(1,869)	(1,871)
	3.660	04/01/2026	04/07/2026			(8,912)	(8,913)
	3.680	03/25/2026	04/01/2026			(6,264)	(6,268)
	3.760	03/09/2026	04/17/2026			(2,694)	(2,700)
	3.760	03/10/2026	04/21/2026			(9,034)	(9,055)
MEI	2.000	03/25/2026	06/12/2026			(7,131)	(7,133)
MSC	3.150	03/20/2026	05/01/2026			(1,979)	(1,981)
	3.600	03/25/2026	05/01/2026			(10,909)	(10,917)
MYI	1.000	04/01/2026	TBD	(2)		(1,630)	(1,630)
	2.950	02/03/2026	04/01/2026			(1,668)	(1,676)
	3.600	12/12/2025	TBD	(2)		(606)	(613)
NOM	1.750	12/12/2025	TBD	(2)		(693)	(697)
	2.750	12/12/2025	TBD	(2)		(1,035)	(1,044)

94	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
	3.400%	12/12/2025	TBD	(2)	$(4,400)	$(4,445)
	3.550	12/12/2025	TBD	(2)	(3,740)	(3,780)
	3.600	03/25/2026	TBD	(2)	(11,582)	(11,590)
NXN	3.750	04/01/2026	04/20/2026		(1,975,753)	(1,975,753)
	3.770	03/18/2026	04/01/2026		(1,977,642)	(1,980,541)
	3.770	03/26/2026	04/09/2026		(294,375)	(294,560)
	3.770	03/27/2026	04/10/2026		(243,125)	(243,252)
RCY	3.770	02/06/2026	04/20/2026		(298,875)	(300,565)
SCX	3.650	01/29/2026	TBD	(2)	(1,866)	(1,878)

Total Reverse Repurchase Agreements						$(5,329,578)

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	3.740%	04/01/2026	04/08/2026	$(9,574)	$(9,574)
	3.760	03/27/2026	04/08/2026	(801)	(802)
	3.770	03/18/2026	04/16/2026	(1,628)	(1,630)
	3.770	03/25/2026	04/16/2026	(4,363)	(4,366)
	3.770	03/27/2026	04/16/2026	(2,913)	(2,915)
MSC	3.780	03/25/2026	04/06/2026	(1,744)	(1,745)
TDM	3.770	03/13/2026	04/14/2026	(25,111)	(25,161)
	3.770	03/20/2026	04/14/2026	(221)	(221)
	3.780	03/13/2026	04/22/2026	(4,418)	(4,427)
	3.780	03/18/2026	04/22/2026	(6,437)	(6,446)
	3.780	03/25/2026	04/22/2026	(509)	(509)
UBS	3.760	02/24/2026	04/13/2026	(4,373)	(4,390)
	3.770	03/18/2026	04/09/2026	(370)	(371)
	3.770	03/18/2026	04/24/2026	(2,590)	(2,593)
	3.770	03/27/2026	05/04/2026	(127,334)	(127,401)

Total Sale-Buyback Transactions					$(192,551)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOS	$0	$(122,077)	$0	$(122,077)	$129,028	$6,951
BPS	0	(9,079)	0	(9,079)	9,841	762
BRC	0	(159,188)	0	(159,188)	168,672	9,484
DEU	0	(98,303)	0	(98,303)	96,605	(1,698)
JML	0	(21,522)	0	(21,522)	21,454	(68)
JPS	0	(77,354)	0	(77,354)	63,144	(14,210)
MEI	0	(7,133)	0	(7,133)	7,335	202
MSC	0	(12,898)	0	(12,898)	13,209	311
MYI	0	(3,919)	0	(3,919)	2,202	(1,717)
NOM	0	(21,556)	0	(21,556)	22,692	1,136
NXN	0	(4,494,106)	0	(4,494,106)	2,490,066	(2,004,040)
RCY	0	(300,565)	0	(300,565)	298,326	(2,239)
SCX	0	(1,878)	0	(1,878)	1,906	28

Master Securities Forward Transaction Agreement
BCY	0	0	(19,287)	(19,287)	19,190	(97)
MSC	0	0	(1,745)	(1,745)	1,750	5
TDM	0	0	(36,764)	(36,764)	36,967	203
UBS	0	0	(134,755)	(134,755)	134,828	73

Total Borrowings and Other Financing Transactions	$0	$(5,329,578)	$(192,551)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	95

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(1,676)	$0	$(198,558)	$(178,966)	$(379,200)
U.S. Treasury Obligations	(1,962,838)	(944,909)	0	0	(2,907,747)
Sovereign Issues	(32,897)	0	0	(16,607)	(49,504)

Total	$(1,997,411)	$(944,909)	$(198,558)	$(195,573)	$(3,336,451)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(65,150)	(127,401)	0	(192,551)

Total	$0	$(65,150)	$(127,401)	$0	$(192,551)

Total Borrowings	$(1,997,411)	$(1,010,059)	$(325,959)	$(195,573)	$(3,529,002)

Payable for reverse repurchase agreements and sale-buyback financing transactions (5)					$(3,529,002)

(l)	Securities with an aggregate market value of $3,515,882 and cash of $1,918 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(2,929,558) at a weighted average interest rate of 4.124%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(534) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(1,993,127) is outstanding at period end.

(m) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - Eurex Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	157	$157	$(64)	$(165)
Call - Eurex Euro - Bund 10-Year Bond April Futures		128.000	04/24/2026	157	157	(55)	(20)

						$(119)	$(185)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$110.000	04/24/2026	359	$359	$(123)	$(133)
Call - CBOE U.S. Treasury 10-Year Note May Futures	113.000	04/24/2026	359	359	(84)	(48)

					$(207)	$(181)

Total Written Options					$(326)	$(366)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
3-Month SOFR Active Contract December Futures	03/2027	4,153	$	1,000,510	$3,602	$363	$0
3-Month SOFR Active Contract December Futures	03/2028	7,248		1,750,301	12,102	362	0
Australia Government 10-Year Bond June Futures	06/2026	2,124		157,908	(519)	1,486	0
Euro-Bobl June Futures	06/2026	130		17,345	(274)	69	0
Euro-Bund June Futures	06/2026	255		36,958	(924)	268	0
Japan Government 10-Year Bond June Futures	06/2026	204		167,501	(1,960)	360	(38)
Long Guilt June Futures	06/2026	3,041		353,361	(18,878)	2,657	0
U.S. Treasury 2-Year Note June Futures	06/2026	700		145,212	154	55	0

96	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2026	8,360	$	928,352	$(12,059)	$1,959	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	3,756		426,365	(9,212)	1,115	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	25,456		2,967,215	(93,131)	5,569	0

					$(121,099)	$14,263	$(38)

SHORT FUTURES CONTRACTS
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2026	10,194	$	(1,102,784)	$15,319	$0	$(1,434)

Total Futures Contracts					$(105,780)	$14,263	$(1,472)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)

Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
Citigroup, Inc.	(1.000)%	Quarterly	12/20/2032	0.833%	$7,500	$305	$(380)	$(75)	$0	$(12)
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.057	21,300	(3,584)	309	(3,275)	0	(66)
JPMorgan Chase & Co.	(1.000)	Quarterly	12/20/2032	0.623	12,500	269	(550)	(281)	0	(8)

						$(3,010)	$(621)	$(3,631)	$0	$(86)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(4)	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	06/20/2027	0.305%		$15,000	$2,072	$(1,200)	$872	$4	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		87,600	(468)	1,634	1,166	29	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.317		31,000	393	(231)	162	3	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.294	EUR	1,600	(4)	39	35	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.693		14,200	249	(21)	228	3	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		$5,200	62	(49)	13	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.059	EUR	5,000	1,153	(52)	1,101	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		$11,700	73	(51)	22	0	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	0.760	EUR	21,800	329	(54)	275	6	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		$56,200	299	(193)	106	2	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.138		15,900	469	(433)	36	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		36,500	804	(1,652)	(848)	72	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.098		10,800	1,877	(1,741)	136	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.247	EUR	7,700	82	67	149	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.240		$10,000	240	(182)	58	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.368		45,200	(132)	759	627	16	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.423		9,700	(24)	173	149	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.426	EUR	13,350	105	92	197	4	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.106		$10,900	78	(4)	74	0	0

							$7,657	$(3,099)	$4,558	$146	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Variation Margin
									Asset	Liability
CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026		$276	$(8)	$8	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026		32,292	(1,171)	1,257	86	12	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028		100	(7)	6	(1)	0	(1)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028		5,100	(222)	222	0	21	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029		1,600	(61)	56	(5)	7	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029		2,000	(58)	45	(13)	10	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030		200	(7)	5	(2)	1	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030		1,400	(31)	4	(27)	6	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030		25,270	579	(118)	461	45	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		13,349,276	292,900	(51,871)	241,029	26,138	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		9,107,825	154,061	6,184	160,245	19,734	0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	309,010	7,473	(2,121)	5,352	375	0
CDX.iTraxx Main 45 5-Year Index	1.000	Quarterly	06/20/2031		200,000	3,175	74	3,249	0	(31)

						$456,623	$(46,249)	$410,374	$46,349	$(32)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	97

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	179,700	$(4,470)	$(3,191)	$(7,661)	$572	$0
Receive(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		260,940	10,776	2,880	13,656	0	(1,042)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	$	776,800	60,943	(17,105)	43,838	0	(195)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		400,000	25,816	(9,168)	16,648	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		593,560	(10,847)	7,284	(3,563)	0	(558)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		2,354,200	54,136	(3,021)	51,115	0	(2,224)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		500,000	7,081	2,881	9,962	0	(487)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		37,100	0	351	351	0	(37)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.369	Annual	08/31/2030		32,800	0	270	270	0	(33)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		14,300	0	97	97	0	(14)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		17,400	0	109	109	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		128,900	(170)	874	704	0	(135)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		785,750	(502)	1,365	863	0	(871)
Receive	1-Day USD-SOFR Compounded-OIS	3.704	Annual	04/30/2031		344,000	0	191	191	0	(381)
Receive	1-Day USD-SOFR Compounded-OIS	3.769	Annual	04/30/2031		218,500	0	(711)	(711)	0	(235)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.564	Annual	01/31/2033		13,500	0	113	113	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		510,660	18,869	(16,363)	2,506	0	(508)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		301,000	(14,925)	16,151	1,226	0	(289)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		18,100	(53)	507	454	0	(15)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.712	Annual	11/15/2035		13,300	0	144	144	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	02/15/2036		14,400	0	215	215	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.755	Annual	02/15/2036		31,500	0	272	272	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		37,900	(76)	433	357	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		37,100	(76)	341	265	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		19,200	(510)	293	(217)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	4.066	Annual	02/15/2046		8,200	0	112	112	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		37,700	788	386	1,174	125	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2053		15,200	0	402	402	54	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		7,600	0	186	186	27	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.015	Annual	11/15/2053		7,000	0	165	165	25	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.082	Annual	11/15/2053		6,500	0	83	83	23	0
Receive	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		107,681	187	1,216	1,403	359	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		71,000	0	4,555	4,555	262	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		249,200	4,161	23,113	27,274	908	0
Receive	1-Day USD-SOFR Compounded-OIS	4.052	Annual	02/15/2056		8,400	0	119	119	33	0
Receive	1-Day USD-SOFR Compounded-OIS	4.059	Annual	02/15/2056		10,400	0	134	134	40	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		351,000	5,318	2,912	8,230	1,345	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	940,100	7,577	(22,631)	(15,054)	4,538	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		256,600	(2,938)	(11,346)	(14,284)	2,278	0
Pay(7)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	449,460	(1,050)	(9,516)	(10,566)	2,247	0
Pay(7)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		110,400	(3,055)	(961)	(4,016)	975	0
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		217,290	3,306	2,169	5,475	0	(2,425)

							$160,286	$(23,690)	$136,596	$13,826	$(9,699)

Total Swap Agreements							$621,556	$(73,659)	$547,897	$60,321	$(9,817)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability(8)		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$14,263	$60,321	$74,584	$(366)	$(1,625)	$(9,817)	$(11,808)

(n)

Securities with an aggregate market value of $1,300,799 and cash of $23,182 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin asset of $152 and liablity of $(4) is outstanding at period end.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

98	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(8)	Unsettled variation margin liability of $(153) for closed futures is outstanding at period end.

(o) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026	EUR	13,305		$15,497	$119	$0
	04/2026		$379,731	EUR	330,402	2,164	0
	04/2026		5,186	PEN	18,067	4	0
	05/2026	EUR	330,402		$380,319	0	(2,159)
	06/2026	PEN	86,622		25,468	677	(6)

BPS	04/2026	AUD	10,729		7,635	232	0
	04/2026	EUR	105,697		124,965	2,795	0
	04/2026	GBP	3,928		5,210	10	0
	04/2026		$9,307	AUD	13,248	0	(167)
	06/2026	COP	2,188		$1	0	0

BRC	04/2026	GBP	187,558		253,670	5,417	0
	05/2026		$1,940	COP	7,174,061	0	(3)
	05/2026		221	JPY	35,000	0	0
	07/2026	COP	11,913,716		$3,138	0	(23)
	08/2026		7,325,574		1,940	0	0

BSH	04/2026		$785	JPY	125,265	5	0
	05/2026	JPY	124,888		$785	0	(5)
	05/2026	PEN	71,032		20,322	207	(253)
	06/2026		60,512		17,712	393	0
	07/2026		80,585		23,917	890	0
	09/2026		37,050		10,824	261	0

CBK	04/2026	AUD	21,601		15,259	356	0
	04/2026	COP	18,754,055		4,917	0	(188)
	04/2026	EUR	110,860		128,698	561	0
	04/2026	GBP	4,613		6,177	71	0
	04/2026	PEN	19,071		5,590	112	0
	04/2026		$2,783	AUD	3,929	0	(72)
	04/2026		5,017	COP	18,694,849	72	0
	04/2026		14,945	EUR	12,890	0	(47)
	04/2026		2,366	GBP	1,760	0	(37)
	05/2026	COP	53,290,235		$14,429	42	0
	05/2026	PEN	85,592		24,505	104	(134)
	05/2026		$4,288	AUD	6,257	27	0
	05/2026		11	PEN	36	0	0
	06/2026	COP	164,852,858		$43,561	0	(583)
	07/2026		42,186,775		11,054	0	(176)
	07/2026	PEN	94,985		28,255	1,122	0
	08/2026		83,215		24,565	807	0
	09/2026	COP	6,589,825		1,700	0	(28)
	09/2026	PEN	33,897		9,803	143	0
	11/2026		14,562		4,257	123	0
	01/2027		10,274		3,015	105	0

DUB	04/2026		$86,790	AUD	126,517	500	0
	05/2026	AUD	126,517		$86,757	0	(501)
	06/2026	PEN	20,613		6,022	118	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	99

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
	07/2026	PEN	53,281		$15,752	$516	$0

FAR	04/2026	AUD	25,686		18,204	482	0
	04/2026	JPY	8,400		54	1	0
	04/2026		$304,384	GBP	229,145	0	(1,087)
	04/2026		977	JPY	155,967	6	0
	05/2026	GBP	227,987		$302,830	1,077	0
	05/2026	JPY	155,495		977	0	(5)
	05/2026		$3,776	COP	13,955,309	0	(8)
	06/2026	PEN	47,660		$13,851	207	0
	08/2026	COP	14,253,218		3,776	0	0

GLM	04/2026		6,706,186		1,780	0	(38)
	05/2026	PEN	16,263		4,813	152	0
	06/2026	COP	228,881		60	0	(2)
	06/2026	PEN	10,373		2,957	0	(12)
	07/2026	COP	872,869		229	0	(3)

IND	04/2026	EUR	217,975		257,382	5,435	0

JPM	04/2026		935	JPY	172,318	6	0
	04/2026		$16,034	AUD	23,000	0	(165)
	04/2026		121,440	EUR	103,464	0	(1,851)
	05/2026	AUD	13,405		$9,187	0	(58)
	05/2026	EUR	114	JPY	20,878	0	0

MBC	04/2026	AUD	61,973		$43,589	831	0
	04/2026	GBP	51,508		69,406	1,230	0
	04/2026	JPY	151,354	EUR	821	0	(5)
	04/2026		337,117		$2,121	1	(4)
	04/2026		$4,616	AUD	6,661	0	(21)
	04/2026		9,845	COP	36,452,898	72	0
	04/2026		1,241	EUR	1,081	8	0
	04/2026		4,190	GBP	3,131	0	(45)
	04/2026		435	JPY	69,507	3	0
	05/2026	EUR	821		151,155	5	0
	05/2026	JPY	69,298		$435	0	(3)
	07/2026	COP	37,296,501		9,845	0	(64)

SCX	04/2026	EUR	4,185	AUD	7,009	0	(1)
	04/2026	JPY	6,606		$42	1	0
	04/2026		$18,182	GBP	13,571	0	(219)
	06/2026	COP	22,297,027		$5,936	0	(34)

SSB	04/2026	AUD	53,366		37,976	1,156	0
	06/2026	PEN	17,141		4,962	55	0

UAG	04/2026	AUD	7,009	EUR	4,189	6	0
	04/2026	COP	103,814,887		$27,109	0	(1,136)
	04/2026		$18,128	COP	67,401,566	209	0
	05/2026	EUR	4,181	AUD	7,009	0	(5)
	05/2026		$8,814	COP	32,586,570	0	(17)
	06/2026	COP	482,208,474		$127,219	0	(1,906)
	08/2026		33,278,722		8,814	2	(2)
	09/2026		8,264,304		2,138	0	(29)

Total Forward Foreign Currency Contracts						$28,898	$(11,102)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	37,700	$(65)	$(44)

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.850	05/20/2026	79,200	(93)	(64)
	Put - OTC CDX.IG-45 5-Year Index	Sell	0.800	06/17/2026	136,400	(150)	(186)

						$(308)	$(294)

100	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	18,100	$(60)	$(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	18,100	(60)	(102)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/16/2026	33,400	(108)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/16/2026	33,400	(108)	(174)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/27/2026	35,100	(124)	(101)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.055	04/27/2026	35,100	(124)	(98)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	04/30/2026	67,900	(244)	(195)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.069	04/30/2026	67,900	(244)	(205)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	13,700	(28)	(2)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	13,700	(28)	(51)

							$(1,128)	$(981)

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	$94.375	06/04/2026	21,800	$(143)	$(83)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	21,800	(126)	(105)

					$(269)	$(188)

Total Written Options					$(1,705)	$(1,463)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
									Asset	Liability
BOA	Colombia Government International Bonds	1.000%	Quarterly	12/20/2026	0.869%	$1,400	$(37)	$39	$2	$0
	Italy Government International Bonds	1.000	Quarterly	12/20/2026	0.075	43,300	80	223	303	0

BPS	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	1,100	(30)	31	1	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	700	(62)	60	0	(2)

BRC	Colombia Government International Bonds	1.000	Quarterly	06/20/2026	0.823	9,300	(242)	249	7	0

CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.869	1,100	(29)	30	1	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	300	(11)	11	0	0
	Italy Government International Bonds	1.000	Quarterly	12/20/2026	0.075	13,100	9	83	92	0

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2026	0.823	9,400	(245)	252	7	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	12,300	(498)	496	0	(2)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	5,700	(508)	490	0	(18)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.478	8,800	1,230	(737)	493	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669	5,200	(55)	101	46	0

JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	200	(8)	8	0	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.329	9,300	(73)	90	17	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.393	73,600	(936)	754	0	(182)

MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.040	3,400	(192)	192	0	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.208	4,000	(357)	344	0	(13)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.369	23,100	65	47	112	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.445	16,700	(56)	173	117	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.581	7,200	(139)	206	67	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.669	31,300	(330)	609	279	0

							$(2,424)	$3,751	$1,544	$(217)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	101

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(5)
								Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,762	$(52)	$55	$3	$0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	312	(12)	12	0	0

MEI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0

MYI	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,540	0	10	10	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	397	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,798	(137)	144	7	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	33	24	0

UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,133	(90)	94	4	0

						$(300)	$348	$48	$0

TOTAL RETURN SWAPS ON INDEXES

Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
JPM	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	2,707,216	2.500% (SOFR less a specified spread)	Monthly	09/23/2026	$295,059	$0	$0	$0	$0

Total Swap Agreements								$(2,724)	$4,099	$1,592	$(217)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(7)
BOA	$2,964	$0	$305	$3,269	$(2,165)	$(169)	$0	$(2,334)	$935	$(1,140)	$(205)
BPS	3,037	0	1	3,038	(167)	0	(2)	(169)	2,869	(3,860)	(991)
BRC	5,417	0	7	5,424	(26)	0	0	(26)	5,398	(6,110)	(712)
BSH	1,756	0	0	1,756	(258)	0	0	(258)	1,498	(1,720)	(222)
CBK	3,645	0	93	3,738	(1,265)	0	0	(1,265)	2,473	(3,183)	(710)
DUB	1,134	0	0	1,134	(501)	0	0	(501)	633	(622)	11
FAR	1,773	0	0	1,773	(1,100)	0	0	(1,100)	673	(730)	(57)
GLM	152	0	0	152	(55)	(803)	0	(858)	(706)	617	(89)
GSC	0	0	0	0	0	(188)	0	(188)	(188)	0	(188)
GST	0	0	549	549	0	(250)	(20)	(270)	279	(160)	119
IND	5,435	0	0	5,435	0	0	0	0	5,435	(7,440)	(2,005)
JPM	6	0	17	23	(2,074)	0	(182)	(2,256)	(2,233)	(6,610)	(8,843)
MBC	2,150	0	0	2,150	(142)	0	0	(142)	2,008	(2,640)	(632)
MYC	0	0	575	575	0	(53)	(13)	(66)	509	(670)	(161)
MYI	0	0	10	10	0	0	0	0	10	0	10
NGF	0	0	0	0	0	0	0	0	0	0	0
SAL	0	0	31	31	0	0	0	0	31	0	31
SCX	1	0	0	1	(254)	0	0	(254)	(253)	323	70
SSB	1,211	0	0	1,211	0	0	0	0	1,211	(1,250)	(39)
UAG	217	0	4	221	(3,095)	0	0	(3,095)	(2,874)	2,684	(190)

Total Over the Counter	$28,898	$0	$1,592	$30,490	$(11,102)	$(1,463)	$(217)	$(12,782)

(p)

Securities with an aggregate market value of $3,624 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2026.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

102	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(7)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$14,263	$14,263
Swap Agreements	0	46,495	0	0	13,826	60,321

	$0	$46,495	$0	$0	$28,089	$74,584

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$28,898	$0	$28,898
Swap Agreements	0	1,592	0	0	0	1,592

	$0	$1,592	$0	$28,898	$0	$30,490

	$0	$48,087	$0	$28,898	$28,089	$105,074

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$366	$366
Futures	0	0	0	0	1,625	1,625
Swap Agreements	0	118	0	0	9,699	9,817

	$0	$118	$0	$0	$11,690	$11,808

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$11,102	$0	$11,102
Written Options	0	294	0	0	1,169	1,463
Swap Agreements	0	217	0	0	0	217

	$0	$511	$0	$11,102	$1,169	$12,782

	$0	$629	$0	$11,102	$12,859	$24,590

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$15,652	$15,652
Futures	0	0	0	0	50,388	50,388
Swap Agreements	0	188,511	0	0	188,307	376,818

	$0	$188,511	$0	$0	$254,347	$442,858

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(66,047)	$0	$(66,047)
Purchased Options	0	0	0	0	(2,198)	(2,198)
Written Options	0	874	0	0	24,688	25,562
Swap Agreements	0	4,549	(3,990)	0	0	559

	$0	$5,423	$(3,990)	$(66,047)	$22,490	$(42,124)

	$0	$193,934	$(3,990)	$(66,047)	$276,837	$400,734

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	103

Schedule of Investments	PIMCO Long Duration Credit Bond Portfolio	(Cont.)

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(22)	$(22)
Futures	0	0	0	0	(165,685)	(165,685)
Swap Agreements	0	(22,695)	0	0	(90,483)	(113,178)

	$0	$(22,695)	$0	$0	$(256,190)	$(278,885)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$27,559	$0	$27,559
Purchased Options	0	0	0	0	1,524	1,524
Written Options	0	(55)	0	0	(441)	(496)
Swap Agreements	0	(1,181)	(689)	0	0	(1,870)

	$0	$(1,236)	$(689)	$27,559	$1,083	$26,717

	$0	$(23,931)	$(689)	$27,559	$(255,107)	$(252,168)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$13,966	$76,938	$90,904
Corporate Bonds & Notes
Banking & Finance	0	7,415,331	78,550	7,493,881
Industrials	0	8,499,210	75,936	8,575,146
Utilities	0	4,433,511	0	4,433,511
Municipal Bonds & Notes
California	0	194,653	0	194,653
Georgia	0	46,376	0	46,376
Illinois	0	23,320	0	23,320
Indiana	0	1,926	0	1,926
Massachusetts	0	2,477	0	2,477
Michigan	0	33,344	0	33,344
Nevada	0	3,808	0	3,808
New Jersey	0	1,062	0	1,062
New Mexico	0	5,255	0	5,255
New York	0	85,421	0	85,421
Ohio	0	61,007	0	61,007
Pennsylvania	0	12,492	0	12,492
Texas	0	103,648	0	103,648
Virginia	0	1,354	0	1,354
Wisconsin	0	5,091	0	5,091
U.S. Government Agencies	0	4,812,828	0	4,812,828
U.S. Treasury Obligations	0	7,784,441	0	7,784,441
Non-Agency Mortgage-Backed Securities	0	105,906	426,797	532,703
Asset-Backed Securities
CMBS Other	0	76,079	0	76,079
Home Equity Other	0	6,715	0	6,715
Other ABS	0	68,883	0	68,883
Sovereign Issues	0	1,397,049	0	1,397,049
Common Stocks
Industrials	0	0	4,128	4,128
Real Estate	0	0	922	922
Convertible Preferred Securities
Banking & Finance	23,331	0	0	23,331

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Preferred Securities
Banking & Finance	$15,850	$521,884	$0	$537,734
Industrials	0	8,040	0	8,040
Short-Term Instruments
Commercial Paper	0	37,393	0	37,393
Mutual Funds	4,938	0	0	4,938
U.S. Treasury Bills	0	1,041	0	1,041

	$44,119	$35,763,511	$663,271	$36,470,901

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,385	$0	$0	$12,385

Total Investments	$56,504	$35,763,511	$663,271	$36,483,286

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,840	69,744	0	74,584
Over the counter	0	30,490	0	30,490

	$4,840	$100,234	$0	$105,074

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(223)	(11,432)	0	(11,655)
Over the counter	0	(12,782)	0	(12,782)

	$(223)	$(24,214)	$0	$(24,437)

Total Financial Derivative Instruments	$4,617	$76,020	$0	$80,637

Totals	$61,121	$35,839,531	$663,271	$36,563,923

104	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2026:

Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/ Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2026 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$57,139	$39,697	$(20,158)	$4	$675	$(419)	$0	$0	$76,938	$(455)
Corporate Bonds & Notes
Banking & Finance	50,354	30,000	0	0	0	(1,804)	0	0	78,550	(1,804)
Industrials	30,076	46,600	(669)	0	0	(71)	0	0	75,936	(70)
Non-Agency Mortgage-Backed Securities	0	412,808	0	0	0	13,989	0	0	426,797	13,989
Common Stocks
Industrials	4,520	0	0	0	0	(392)	0	0	4,128	(392)
Real Estate	67	0	0	0	0	855			922	855

Totals	$142,156	$529,105	$(20,827)	$4	$675	$12,158	$0	$0	$663,271	$12,123

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 03/31/2026	Valuation Technique	Unobservable Inputs	(% Unless Noted Otherwise)
				Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$18,476	Discounted Cash Flow	Discount Rate	4.270-5.770	5.288
	25,517	Indicative Market Quotation	Broker Quote	95.500	—
	32,945	Recent Transaction	Purchase Price	100.000	—
Corporate Bonds & Notes
Banking & Finance	78,550	Discounted Cash Flow	Discount Rate	4.774-7.181	5.967
Industrials	75,936	Discounted Cash Flow	Discount Rate	4.638-6.203	5.351
Non-Agency Mortgage-Backed Securities	55,520	Discounted Cash Flow	Discount Rate	5.434-5.700	5.567
	31,996	Proxy pricing	Base Price	99.668	—
	339,281	Recent Transaction	Purchase Price	100.000-101.713	100.250
Common Stocks
Industrials	4,128	Indicative Market Quotation	Broker Quote	$23.000	—
Real Estate	922	Other Valuation Techniques(2)	—	—	—

Total	$663,271

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	105

Schedule of Investments	PIMCO Low Duration Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 110.4%

CORPORATE BONDS & NOTES 18.4%

BANKING & FINANCE 12.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$1,300	$1,286
3.875% due 01/23/2028	500	495

American Express Co.
2.550% due 03/04/2027	3,250	3,203

Athene Global Funding
4.860% due 08/27/2026	4,400	4,408
5.380% due 01/07/2030	2,500	2,506

Avolon Holdings Funding Ltd.
4.950% due 10/15/2032	3,000	2,923

Banco Santander SA
5.552% due 03/14/2028 •	2,000	2,017

Bank of America Corp.
1.734% due 07/22/2027 •	3,000	2,975
2.592% due 04/29/2031 •	7,000	6,469
4.271% due 07/23/2029 •	2,000	1,992

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028	2,200	2,229

Barclays PLC
4.972% due 05/16/2029 •	1,800	1,811
6.490% due 09/13/2029 •	4,300	4,478

Blackstone Holdings Finance Co. LLC
1.625% due 08/05/2028	2,500	2,344

BNP Paribas SA
1.904% due 09/30/2028 •	10,500	10,096

BPCE SA
5.281% due 05/30/2029	1,700	1,734

Brighthouse Financial Global Funding
5.550% due 04/09/2027	5,000	5,033

Brookfield Finance, Inc.
4.250% due 06/02/2026	1,070	1,069

Capital One Financial Corp.
7.149% due 10/29/2027 •	950	963

CNO Global Funding
4.700% due 12/11/2030	2,000	1,975
5.875% due 06/04/2027	1,000	1,014

Cooperatieve Rabobank UA
4.494% due 10/17/2029	1,000	1,008

Corebridge Financial, Inc.
3.850% due 04/05/2029	1,400	1,367

Corebridge Global Funding
4.508% (SOFRRATE + 0.860%) due 12/15/2028 ~	1,200	1,198
5.900% due 09/19/2028	2,000	2,062

Deutsche Bank AG
7.146% due 07/13/2027 •	5,000	5,034

Equinix, Inc.
3.200% due 11/18/2029	600	571

Equitable America Global Funding
4.650% due 06/09/2028	1,600	1,598
4.950% due 06/09/2030	2,100	2,100

F&G Global Funding
4.975% (SOFRRATE + 1.325%) due 09/08/2028 ~	3,900	3,912

Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	600	603
5.625% due 08/16/2032	1,500	1,540

GA Global Funding Trust
1.950% due 09/15/2028	3,600	3,353

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	100	99
2.640% due 02/24/2028 •	6,125	6,027
3.691% due 06/05/2028 •	6,500	6,444
5.498% (SOFRRATE + 1.850%) due 03/15/2028 ~	5,000	5,060
5.727% due 04/25/2030 •	4,600	4,747

Guardian Life Global Funding
5.737% due 10/02/2028	4,000	4,130

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HSBC Holdings PLC
4.755% due 06/09/2028 •	$3,350	$3,358
5.887% due 08/14/2027 •	9,000	9,044

Invitation Homes Operating Partnership LP
2.700% due 01/15/2034	400	334

Jackson National Life Global Funding
4.598% (SOFRRATE + 0.950%) due 09/12/2028 ~	2,500	2,499
4.600% due 10/01/2029	1,700	1,685
4.700% due 06/05/2028	3,700	3,700

JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,792
3.540% due 05/01/2028 •	4,300	4,261
4.851% due 07/25/2028 •	10,000	10,051
5.571% due 04/22/2028 •	4,500	4,556
6.087% due 10/23/2029 •	5,000	5,196

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	600	592
5.985% due 08/07/2027 •	3,700	3,718

MassMutual Global Funding II
4.850% due 01/17/2029	6,300	6,384
4.950% due 01/10/2030	3,000	3,035

Mitsubishi UFJ Financial Group, Inc.
4.080% due 04/19/2028 •	1,000	996
5.422% due 02/22/2029 •	5,000	5,082

Morgan Stanley
2.239% due 07/21/2032 •	4,000	3,503
3.125% due 07/27/2026	1,000	997
5.164% due 04/20/2029 •	5,400	5,463
5.652% due 04/13/2028 •	8,000	8,097

Mutual of Omaha Cos Global Funding
5.450% due 12/12/2028	3,000	3,066

National Securities Clearing Corp.
4.700% due 05/20/2030	2,700	2,727

NatWest Group PLC
1.642% due 06/14/2027 •	5,500	5,467

NLG Global Funding
5.400% due 01/23/2030	2,500	2,560

Nomura Holdings, Inc.
2.999% due 01/22/2032	1,000	900

Norinchukin Bank
4.674% due 09/09/2030	1,500	1,488

Northwestern Mutual Global Funding
4.400% due 03/30/2029	7,000	7,023
4.960% due 01/13/2030	1,500	1,521

Northwestern University
4.940% due 12/01/2035	4,300	4,314

Pacific Life Global Funding II
1.375% due 04/14/2026	1,200	1,199
4.500% due 08/28/2029	2,500	2,501

PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	2,800	2,857

Principal Life Global Funding II
4.800% due 01/09/2028	3,800	3,825

Prologis Targeted U.S. Logistics Fund LP
5.250% due 04/01/2029	3,400	3,466

Protective Life Global Funding
4.992% due 01/12/2027	1,800	1,811
5.432% due 01/14/2032	3,000	3,078

RGA Global Funding
5.448% due 05/24/2029	2,000	2,049
6.000% due 11/21/2028	5,000	5,172

Sammons Financial Group Global Funding
4.504% due 09/02/2027 •	2,700	2,712
4.950% due 06/12/2030	3,000	3,005
5.050% due 01/10/2028	1,500	1,514

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	500	492

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	1,000	994
3.823% due 11/03/2028 •	300	296

SBA Tower Trust
1.840% due 04/15/2027	3,600	3,514

Sumitomo Mitsui Financial Group, Inc.
5.716% due 09/14/2028	3,000	3,085

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SURA Asset Management SA
4.375% due 04/11/2027	$208	$208

Takeoff Merger Sub, Inc.
4.400% due 03/24/2028	4,600	4,577

UBS Group AG
3.091% due 05/14/2032 •	3,900	3,578
4.703% due 08/05/2027 •	4,100	4,101

Western-Southern Global Funding
4.500% due 07/16/2028	5,600	5,601

		287,917

INDUSTRIALS 3.5%

Adventist Health System
2.952% due 03/01/2029	2,500	2,380

Amazon.com, Inc.
4.000% due 03/13/2029	3,300	3,284
4.250% due 03/13/2031	1,800	1,787

American Airlines Pass-Through Trust
3.375% due 11/01/2028	901	890

Bayer U.S. Finance LLC
6.125% due 11/21/2026	2,700	2,725

Beignet Investor LLC
6.581% due 05/30/2049	24,800	25,517

CommonSpirit Health
4.352% due 09/01/2030	2,400	2,366

Cornell University
4.169% due 06/15/2030	2,400	2,384

Enbridge, Inc.
5.900% due 11/15/2026	2,600	2,622

Eni SpA
5.500% due 05/15/2034	5,400	5,534

Fiserv, Inc.
4.750% due 03/15/2030	6,250	6,196

Global Payments, Inc.
4.500% due 11/15/2028	1,600	1,585

JetBlue Pass-Through Trust
2.750% due 11/15/2033	2,375	2,110

Leland Stanford Junior University
4.679% due 03/01/2035	3,400	3,394

NTT Finance Corp.
4.978% (SOFRRATE + 1.310%) due 07/16/2030 ~	1,000	1,015

Reliance, Inc.
2.150% due 08/15/2030	500	450

Salesforce, Inc.
4.500% due 03/15/2028	5,000	5,003

Snam SpA
5.000% due 05/28/2030	1,600	1,617

Sutter Health
2.294% due 08/15/2030	2,800	2,553

United Airlines Pass-Through Trust
2.700% due 11/01/2033	293	270
2.900% due 11/01/2029	1,088	1,043
4.550% due 08/25/2031	1,041	1,006
5.875% due 04/15/2029	847	861

Weir Group, Inc.
5.350% due 05/06/2030	1,100	1,115

Woodside Finance Ltd.
3.700% due 03/15/2028	700	690

Yale University
4.701% due 04/15/2032	5,300	5,398

		83,795

UTILITIES 2.8%

AES Corp.
5.450% due 06/01/2028	2,000	2,019

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041	2,216	2,213

Empire District Bondco LLC
4.943% due 01/01/2035	5,185	5,260

106	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Arkansas LLC
5.450% due 06/01/2034	$3,500	$3,602

National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	500	504

NBN Co. Ltd.
1.450% due 05/05/2026	1,000	997

NorthWestern Corp.
5.073% due 03/21/2030	2,000	2,033

Ohio Edison Co.
4.950% due 12/15/2029	1,250	1,264

Pacific Gas & Electric Co.
4.400% due 03/01/2032	3,000	2,894
5.000% due 06/04/2028	1,500	1,513
5.450% due 06/15/2027	1,600	1,616

PacifiCorp
4.650% due 04/15/2029	2,000	2,001

PG&E Recovery Funding LLC
4.838% due 06/01/2035	3,472	3,525

Pinnacle West Capital Corp.
5.150% due 05/15/2030	500	508

Southern California Edison Co.
4.875% due 02/01/2027	3,500	3,509
5.300% due 03/01/2028	2,100	2,130

Southern California Gas Co.
5.450% due 06/15/2035	3,100	3,178

Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041	3,487	3,487

System Energy Resources, Inc.
5.300% due 12/15/2034	4,200	4,191

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	8,329	8,284

Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031	2,300	2,337

Verizon Communications, Inc.
5.401% due 07/02/2037	812	809

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,057
5.088% due 05/01/2029	3,848	3,867

		66,798

Total Corporate Bonds & Notes (Cost $437,276)		438,510

MUNICIPAL BONDS & NOTES 1.0%

CALIFORNIA 0.2%

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027	2,000	1,956

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	2,600	2,527

		4,483

FLORIDA 0.1%

Miami-Dade County, Florida Revenue Notes, Series 2021
1.471% due 10/01/2026	700	692

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	2,300	2,412

		3,104

LOUISIANA 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.275% due 02/01/2036	2,200	2,163

MASSACHUSETTS 0.0%

University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	30	30

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW YORK 0.3%

New York State Urban Development Corp. Revenue Notes, Series 2019
3.540% due 03/15/2028	$7,000	$6,954

OREGON 0.1%

Oregon Department of Transportation State Revenue Notes, Series 2020
1.084% due 11/15/2027	2,000	1,915

TEXAS 0.1%

Houston Community College System, Texas General Obligation Notes, Series 2021
5.000% due 02/15/2029	1,800	1,853

WEST VIRGINIA 0.1%

Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	300	274

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	800	797
2.551% due 06/01/2029	500	471

		1,542

WISCONSIN 0.0%

Wisconsin State Revenue Notes, Series 2021
1.486% due 05/01/2029	600	555

Total Municipal Bonds & Notes (Cost $22,410)		22,599

U.S. GOVERNMENT AGENCIES 18.6%

Federal Home Loan Banks
1.050% due 08/13/2026	4,800	4,753

Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026	9,200	9,043
2.500% due 12/01/2032	650	629
4.000% due 08/01/2042 - 11/01/2052	43,178	40,908
4.170% due 04/01/2028	5,826	5,817
4.500% due 02/01/2049 - 02/01/2053	15,199	14,756
4.840% due 04/01/2028	2,451	2,459
5.500% due 03/01/2054 - 11/01/2055	51,629	52,060
6.000% due 10/01/2054 - 04/01/2055	16,808	17,180
6.282% due 06/01/2037 •	41	42

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	3,262	3,169
4.650% due 08/25/2028 ~	2,500	2,526
4.850% due 09/25/2028	4,300	4,366
5.430% due 06/25/2031 ~	2,600	2,693

Federal Home Loan Mortgage Corp. REMICS
1.000% due 12/15/2040 - 05/25/2047	1,250	1,157
2.500% due 09/25/2048	1,132	1,052
3.000% due 08/15/2046	345	334
4.296% due 07/15/2041 •	468	464
4.602% due 11/25/2054 •	17,331	17,444
4.662% due 08/25/2054 •	1,862	1,874
4.712% due 08/25/2054 •	1,030	1,039
4.812% due 03/25/2055 - 08/25/2055 •	5,011	5,048

Federal Home Loan Mortgage Corp. STRIPS
4.146% due 10/15/2037 •	360	356

Federal National Mortgage Association
1.630% due 05/01/2027	5,400	5,258
2.500% due 02/01/2035	928	898
3.000% due 01/01/2035 - 06/01/2052	19,714	17,607
3.020% due 03/01/2028	2,594	2,546

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.290% due 04/01/2027	$6,006	$5,956
3.500% due 12/01/2033	1,159	1,141
4.000% due 08/01/2042 - 04/01/2055	11,188	10,652
4.250% due 04/01/2030	5,800	5,805
4.300% due 12/01/2032	11,000	10,911
4.320% due 03/01/2030	4,598	4,622
4.500% due 08/01/2048 - 10/01/2052	38,123	36,974
4.600% due 04/01/2030	6,700	6,785
5.500% due 04/01/2034 - 11/01/2055	4,610	4,704
5.786% due 07/01/2034 •	18	18
6.000% due 12/01/2053 - 11/01/2055	9,630	9,983
6.182% due 10/01/2037 •	33	35

Federal National Mortgage Association REMICS
0.750% due 11/25/2050	2,056	1,527
4.016% due 06/25/2037 •	27	27
4.226% due 07/25/2049 •	1,109	1,089
4.236% due 12/25/2046 •	291	289
4.246% due 10/25/2046 •	365	359
4.286% due 03/25/2041 •	679	676
4.296% due 01/25/2047 •	327	325
4.712% due 01/25/2055 •	1,489	1,496
4.812% due 03/25/2055 •	707	713
4.862% due 10/25/2053 - 07/25/2055 •	4,554	4,595

Government National Mortgage Association REMICS
1.500% due 10/20/2045	1,302	1,078
4.133% due 08/20/2065 •	106	105
4.223% due 06/20/2065 •	62	62
4.243% due 02/20/2067 •	199	199
4.267% due 09/20/2065 •	165	165
4.303% due 10/20/2065 •	338	338
4.323% due 07/20/2063 •	51	51
4.353% due 06/20/2065 •	163	163
4.363% due 06/20/2065 •	177	177
4.383% due 03/20/2065 •	411	411
4.433% due 12/20/2064 - 11/20/2065 •	453	454
4.553% due 02/20/2066 •	2	2
4.663% due 04/20/2066 •	520	522
4.683% due 04/20/2066 •	736	739
4.783% due 01/20/2067 •	340	342

Government National Mortgage Association, TBA
5.000% due 05/01/2056	55,000	54,366

Tennessee Valley Authority
4.375% due 08/01/2034	2,700	2,715

Uniform Mortgage-Backed Security, TBA
3.000% due 06/01/2040	43,600	38,238
6.500% due 05/01/2056	18,900	19,538

Total U.S. Government Agencies (Cost $443,145)		443,825

U.S. TREASURY OBLIGATIONS 35.9%

U.S. Treasury Inflation Protected Securities (c)
2.125% due 01/15/2035	30,194	30,714

U.S. Treasury Notes
3.500% due 09/30/2026	687,500	686,594
3.750% due 06/30/2027 (g)	37,300	37,274
3.875% due 07/31/2027	75,600	75,638
4.000% due 11/15/2035	11,000	10,731
4.125% due 02/15/2036	15,000	14,767

Total U.S. Treasury Obligations (Cost $854,152)		855,718

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%

1166 Avenue of the Americas Commercial Mortgage Trust II
5.690% due 10/13/2037	1,407	1,422

1211 Avenue of the Americas Trust
3.901% due 08/10/2035	7,000	6,710

Bank
2.808% due 10/17/2052	1,744	1,704
2.978% due 11/15/2062	12,500	11,818
3.432% due 05/15/2062	1,638	1,619

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	107

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.623% due 04/15/2052	$1,850	$1,831
4.005% due 02/15/2052	7,100	6,984
4.217% due 08/15/2061 ~	7,000	6,947

Bank5
4.619% due 02/15/2059	2,800	2,789
4.745% due 11/15/2058	2,000	2,005
4.793% due 12/15/2058	6,000	6,030

BBCMS Mortgage Trust
3.488% due 02/15/2050	255	254
5.137% due 12/15/2057	2,200	2,231
5.433% due 02/15/2062	3,200	3,288

Benchmark Mortgage Trust
3.615% due 03/15/2062	2,553	2,528
4.957% due 08/15/2058	3,800	3,827
5.176% due 04/15/2057	2,500	2,541
5.184% due 10/15/2058	2,100	2,140
5.660% due 04/15/2057	2,800	2,894

BMO Mortgage Trust
5.057% due 10/15/2058	1,300	1,295
5.092% due 11/15/2057	3,500	3,545
5.153% due 12/15/2057	2,000	2,029
5.462% due 02/15/2057	4,000	4,070
5.566% due 11/15/2057 ~	1,000	1,028
5.857% due 02/15/2057	4,100	4,236

BX Commercial Mortgage Trust
4.517% due 10/15/2036 •	387	387
4.708% due 12/15/2038 •	3,260	3,259

BX Trust
4.376% due 09/15/2034 •	8,482	8,475

Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	274	272
3.297% due 10/12/2050	1,240	1,231

COMM Mortgage Trust
4.181% due 05/10/2051	665	664

EQUS Mortgage Trust
4.692% due 10/15/2038 •	5,484	5,483

Hilton USA Trust
3.719% due 11/05/2038	2,000	1,990

JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	2,800	2,681
4.860% due 07/05/2033 •	1,072	1,048

JPMDB Commercial Mortgage Securities Trust
3.242% due 10/15/2050	284	282
3.409% due 10/15/2050	2,000	1,968

Morgan Stanley Capital I Trust
2.860% due 11/15/2049	173	173

MSSG Trust
3.397% due 09/13/2039	3,400	3,252

New Orleans Hotel Trust
4.709% due 04/15/2032 •	2,700	2,674

SMRT Commercial Mortgage Trust
4.673% due 01/15/2039 •	1,926	1,925

Starwood Mortgage Trust
4.645% due 11/15/2036 •	2,550	2,547

UBS Commercial Mortgage Trust
3.215% due 08/15/2050	679	674
3.460% due 04/15/2052	1,938	1,915
3.903% due 02/15/2051	594	591
4.119% due 06/15/2051	795	791

Wells Fargo Commercial Mortgage Trust
3.390% due 11/15/2050	277	275
4.147% due 06/15/2051	254	253
5.439% due 11/15/2057	4,100	4,193
5.920% due 11/15/2057 ~	2,700	2,806

Total Non-Agency Mortgage-Backed Securities (Cost $134,091)		135,574

ASSET-BACKED SECURITIES 10.7%

AUTOMOBILE SEQUENTIAL 3.3%

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	4,000	4,058
5.360% due 06/20/2030	7,000	7,164
5.440% due 02/22/2028	4,000	4,030

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.780% due 04/20/2028	$6,400	$6,481
6.020% due 02/20/2030	6,550	6,800

Bank of America Auto Trust
5.660% due 11/15/2029	2,000	2,028

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	1,927	1,945

CarMax Auto Owner Trust
6.000% due 07/17/2028	2,913	2,943

Carvana Auto Receivables Trust
4.040% due 11/11/2030	7,000	6,983

Chesapeake Funding II LLC
5.520% due 05/15/2036	1,123	1,134

Ford Credit Auto Lease Trust
5.060% due 05/15/2027	383	383

Ford Credit Auto Owner Trust
5.280% due 02/15/2036	3,700	3,786

GM Financial Consumer Automobile Receivables Trust
5.780% due 08/16/2028	2,576	2,598

GM Financial Revolving Receivables Trust
5.770% due 08/11/2036	6,000	6,212

Hertz Vehicle Financing III LLC
6.150% due 03/25/2030	3,400	3,539

Honda Auto Receivables Owner Trust
4.570% due 03/21/2029	3,567	3,581

Hyundai Auto Lease Securitization Trust
4.530% due 04/17/2028	5,000	5,021

Nissan Auto Lease Trust
4.910% due 04/15/2027	2,842	2,845

SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	1,329	1,335
5.470% due 12/20/2029	3,200	3,240

World Omni Auto Receivables Trust
5.150% due 11/15/2028	1,979	1,988

		78,094

CMBS OTHER 0.8%

Arbor Realty Commercial Real Estate Notes Ltd.
5.137% due 11/15/2036 •	916	918

AREIT Trust
4.922% due 01/20/2037 •	1,358	1,358
5.920% due 06/17/2039 •	3,601	3,603

BDS Ltd.
5.144% due 12/16/2036 •	897	898

Greystone CRE Notes LLC
5.154% due 01/15/2043 •	2,150	2,151

LoanCore Issuer Ltd.
5.087% due 11/15/2038 •	216	217
5.222% due 01/17/2037 •	393	393

LRECS LLC
5.177% due 08/19/2043 •	5,500	5,490

MF1 Ltd.
5.027% due 02/19/2037 •	1,874	1,876

Starwood Ltd.
4.994% due 04/18/2038 •	726	726

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	2,089	2,095

		19,725

CREDIT CARD OTHER 0.4%

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	5,600	5,602

Synchrony Card Funding LLC
5.740% due 10/15/2029	3,700	3,733

		9,335

OTHER ABS 6.2%

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •	2,800	2,801

Apidos CLO XI
4.908% due 04/17/2034 •	2,500	2,503

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •	$3,000	$3,001

Atlas Senior Loan Fund XV Ltd.
4.891% due 10/23/2032 •	2,592	2,597

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •	2,000	1,997

Bain Capital Credit CLO Ltd.
4.819% due 04/22/2035 •	1,500	1,500

Bethpage Park CLO Ltd.
5.064% due 01/15/2035 •	3,700	3,704

Birch Grove CLO Ltd.
5.258% due 07/17/2037 •	4,100	4,111

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •	5,100	5,102

Capital Street Master Trust
4.772% due 08/16/2029 •	2,000	1,998

CarVal CLO III Ltd.
4.658% due 07/20/2032 •	2,617	2,615

CBAMR Ltd.
5.302% due 07/15/2037 •	6,000	6,016

DLLMT LLC
5.340% due 03/22/2027	1,474	1,477

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •	2,300	2,301

ECMC Group Student Loan Trust
4.526% due 02/27/2068 •	880	875
4.576% due 09/25/2068 •	1,481	1,468
4.776% due 07/25/2069 •	1,918	1,919
4.776% due 01/27/2070 •	847	849
4.826% due 05/25/2067 •	595	596

Elevation CLO Ltd.
4.798% due 07/25/2034 •	1,500	1,502

Flatiron CLO 19 Ltd.
4.833% due 11/16/2034 •	604	604

Harvest U.S. CLO Ltd.
4.822% due 01/15/2037 •	2,400	2,398

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •	1,800	1,802

KKR CLO 21 Ltd.
4.934% due 04/15/2031 •	193	193

LCM 30 Ltd.
5.009% due 04/20/2031 •	435	435

Madison Park Funding XLIX Ltd.
4.718% due 10/19/2034 •	2,600	2,601

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •	5,800	5,796

Madison Park Funding XXXVI Ltd.
4.732% due 04/15/2035 •	2,000	2,001

Merit DAC
4.852% due 02/15/2040 «	4,600	4,569

Mountain View CLO LLC
4.547% due 04/14/2033 •	2,500	2,498

Navesink CLO 6 Ltd.
0.000% due 04/15/2037 •	2,400	2,400

Navient Private Education Loan Trust
5.237% due 07/16/2040 •	623	624

Navient Refinance Loan Trust
4.800% due 10/15/2055	3,549	3,534

Navient Student Loan Trust
4.926% due 07/26/2066 •	3,250	3,280
6.480% due 03/15/2072	472	483

Nelnet Student Loan Trust
4.820% due 04/20/2062 •	4,800	4,807
4.973% due 02/21/2061 •	2,110	2,121
5.022% due 05/17/2055 •	3,172	3,192
5.023% due 06/22/2065 •	3,228	3,256

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •	4,400	4,401

OZLM XXIV Ltd.
5.089% due 07/20/2032 •	372	372

Palmer Square Loan Funding Ltd.
4.489% due 01/15/2033 •	3,500	3,496

108	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PK ALIFT Loan Funding 7 LP
4.750% due 03/15/2043	$1,604	$1,598

Riserva CLO Ltd.
4.718% due 01/18/2034 •	1,200	1,201

Sandstone Peak Ltd.
4.842% due 04/15/2038 •	1,700	1,696

Silver Rock CLO II Ltd.
4.708% due 01/20/2035 •	5,500	5,502

SLM Private Education Loan Trust
8.537% due 10/15/2041 •	1,502	1,577

SMB Private Education Loan Trust
3.630% due 11/15/2035	1,423	1,417
4.517% due 01/15/2053 •	1,691	1,676
5.030% due 03/15/2056 (a)	4,400	4,405
5.122% due 02/16/2055 •	550	555
5.130% due 04/15/2054	2,674	2,695

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •	3,000	3,004

Tralee CLO V Ltd.
4.748% due 10/20/2034 •	2,100	2,097

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •	2,400	2,400

Unity-Peace Park CLO Ltd.
4.723% due 04/20/2035 •	2,400	2,401

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •	2,525	2,528

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Master Trust
4.170% due 08/20/2030	$3,900	$3,902
4.350% due 08/20/2032	2,500	2,511

Voya CLO Ltd.
4.728% due 04/20/2034 •	1,200	1,201

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •	2,300	2,299

		148,460

Total Asset-Backed Securities (Cost $253,574)		255,614

SOVEREIGN ISSUES 0.2%

Mexico Government International Bonds
6.000% due 05/13/2030	1,100	1,138

Province of Quebec
2.500% due 04/20/2026	2,200	2,198

Total Sovereign Issues (Cost $3,295)		3,336

	SHARES
COMMON STOCKS 0.0%

REAL ESTATE 0.0%

MNSN Holdings, Inc. «(b)(d)	1,397	87

Total Common Stocks (Cost $27)		87

	SHARES	MARKET VALUE (000S)
PREFERRED SECURITIES 0.0%

INDUSTRIALS 0.0%

SVB Financial Trust
11.000% due 11/07/2032	1,593	$753

Total Preferred Securities (Cost $1,522)		753

SHORT-TERM INSTRUMENTS 19.9%

REPURCHASE AGREEMENTS (e) 19.9%
		475,100

Total Short-Term Instruments (Cost $475,100)		475,100

Total Investments in Securities (Cost $2,624,592)		2,631,116

Total Investments 110.4% (Cost $2,624,592)		$2,631,116

Financial Derivative Instruments (f) 0.0% (Cost or Premiums, net $1,683)		351

Other Assets and Liabilities, net (10.4)%		(248,012)

Net Assets 100.0%		$2,383,455

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Principal amount of security is adjusted for inflation.

(d) RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
MNSN Holdings, Inc.	06/23/2022	$27	$87	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(e) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$158,400	U.S. Treasury Notes 4.125% due 03/31/2029	$(161,578)	$158,400	$158,400
	3.690	03/31/2026	04/01/2026	63,500	U.S. Treasury Notes 1.125% due 02/15/2031	(64,849)	63,500	63,507
	3.690	03/13/2026	04/07/2026	75,000	U.S. Treasury Notes 0.375% due 09/30/2027	(76,415)	75,000	75,146
	3.690	03/23/2026	04/13/2026	60,000	U.S. Treasury Notes 1.375% due 10/31/2028	(61,465)	60,000	60,055
	3.710	03/31/2026	04/01/2026	118,200	U.S. Treasury Notes 4.125% due 03/31/2029	(120,725)	118,200	118,212

Total Repurchase Agreements						$(485,032)	$475,100	$475,320

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	109

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$0	$0	$0	$(241)	$(241)
BOS	475,320	0	0	475,320	(485,032)	(9,712)

Total Borrowings and Other Financing Transactions	$475,320	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	3,213	$	666,522	$(4,917)	$251	$0
U.S. Treasury 5-Year Note June Futures	06/2026	1,400		151,452	(2,202)	197	0
U.S. Treasury 10-Year Note June Futures	06/2026	424		47,084	(854)	99	0

					$(7,973)	$547	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Variation Margin
						Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	153	$	(17,368)	$397	$0	$(45)
U.S. Treasury Long-Term Bond June Futures	06/2026	84		(9,566)	261	0	(32)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	335		(39,048)	1,309	0	(73)

					$1,967	$0	$(150)

Total Futures Contracts					$(6,006)	$547	$(150)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$59,000	$887	$151	$1,038	$128	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.510%	Annual	11/30/2028	$6,100	$0	$17	$17	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	6,500	0	17	17	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	13,200	(24)	130	106	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	14,100	145	(163)	(18)	0	(14)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	67,544	221	449	670	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	2,400	0	51	51	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	3,900	0	60	60	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	7,100	0	156	156	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	58,723	(58)	(113)	(171)	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	7,700	(75)	(43)	(118)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	4,100	587	209	796	15	0

						$796	$770	$1,566	$15	$(189)

Total Swap Agreements						$1,683	$921	$2,604	$143	$(189)

110	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$547	$143	$690	$0	$ (150)	$ (189)	$ (339)

(g)

Securities with an aggregate market value of $1,419 and cash of $15,813 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$547	$547
Swap Agreements	0	128	0	0	15	143

	$0	$128	$0	$0	$562	$690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$150	$150
Swap Agreements	0	0	0	0	189	189

	$0	$0	$0	$0	$339	$339

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,536	$4,536
Swap Agreements	0	923	0	0	(48)	875

	$0	$923	$0	$0	$4,488	$5,411

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(9,490)	$(9,490)
Swap Agreements	0	101	0	0	929	1,030

	$0	$101	$0	$0	$(8,561)	$(8,460)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	111

Schedule of Investments	PIMCO Low Duration Portfolio	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$287,917	$0	$287,917
Industrials	0	83,795	0	83,795
Utilities	0	66,798	0	66,798
Municipal Bonds & Notes
California	0	4,483	0	4,483
Florida	0	3,104	0	3,104
Louisiana	0	2,163	0	2,163
Massachusetts	0	30	0	30
New York	0	6,954	0	6,954
Oregon	0	1,915	0	1,915
Texas	0	1,853	0	1,853
West Virginia	0	1,542	0	1,542
Wisconsin	0	555	0	555
U.S. Government Agencies	0	443,825	0	443,825
U.S. Treasury Obligations	0	855,718	0	855,718
Non-Agency Mortgage-Backed Securities	0	135,574	0	135,574
Asset-Backed Securities
Automobile Sequential	0	78,094	0	78,094
CMBS Other	0	19,725	0	19,725
Credit Card Other	0	9,335	0	9,335
Other ABS	0	143,891	4,569	148,460

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Sovereign Issues	$0	$3,336	$0	$3,336
Common Stocks
Real Estate	0	0	87	87
Preferred Securities
Industrials	0	753	0	753
Short-Term Instruments
Repurchase Agreements	0	475,100	0	475,100

Total Investments	$0	$2,626,460	$4,656	$2,631,116

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$690	$0	$690

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(339)	$0	$(339)

Total Financial Derivative Instruments	$0	$351	$0	$351

Totals	$0	$2,626,811	$4,656	$2,631,467

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

112	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Moderate Duration Portfolio	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 119.0%

CORPORATE BONDS & NOTES 20.9%

BANKING & FINANCE 12.1%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	$1,000	$989
4.625% due 09/10/2029	3,650	3,644

American National Global Funding
4.625% due 12/15/2028	3,500	3,475

Andrew W Mellon Foundation
0.947% due 08/01/2027	7,000	6,728

Athene Global Funding
4.860% due 08/27/2026	6,700	6,711
5.380% due 01/07/2030	4,500	4,511

Avolon Holdings Funding Ltd.
4.850% due 04/01/2033	6,500	6,230

Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029	3,000	3,081

Banco Santander SA
6.033% due 01/17/2035	2,200	2,301

Bank of America Corp.
1.922% due 10/24/2031 •	2,900	2,571
3.419% due 12/20/2028 •	2,000	1,965

Bank of Nova Scotia
4.404% due 09/08/2028 •	1,000	999

Banque Federative du Credit Mutuel SA
5.790% due 07/13/2028	5,550	5,696
5.896% due 07/13/2026	3,450	3,466

Barclays PLC
2.667% due 03/10/2032 •	1,400	1,256
2.894% due 11/24/2032 •	8,000	7,151
7.437% due 11/02/2033 •	9,300	10,403

BNP Paribas SA
1.904% due 09/30/2028 •	5,900	5,673
2.871% due 04/19/2032 •	7,050	6,395
3.052% due 01/13/2031 •	4,400	4,131

BPCE SA
5.936% due 05/30/2035 •	1,200	1,228

Brighthouse Financial Global Funding
5.650% due 06/10/2029	3,000	3,023

Brookfield Asset Management Ltd.
5.795% due 04/24/2035	5,750	5,862

Brookfield Finance, Inc.
4.350% due 04/15/2030	550	542

CaixaBank SA
5.673% due 03/15/2030 •	5,000	5,138

Capital One Financial Corp.
7.624% due 10/30/2031 •	3,100	3,425

CNO Global Funding
4.700% due 12/11/2030	3,000	2,963

Consumers Securitization Funding LLC
5.550% due 03/01/2028	1,320	1,331

Cooperatieve Rabobank UA
4.494% due 10/17/2029	4,000	4,030
5.710% due 01/21/2033 •	4,000	4,158

Corebridge Global Funding
4.508% (SOFRRATE + 0.860%) due 12/15/2028 ~	1,900	1,897
5.750% due 07/02/2026	3,000	3,011
5.900% due 09/19/2028	2,000	2,062

Depository Trust Co.
4.550% due 03/27/2031	1,000	1,002

Deutsche Bank AG
7.146% due 07/13/2027 •	6,000	6,041

Equitable America Global Funding
4.950% due 06/09/2030	5,200	5,200

F&G Global Funding
4.650% due 09/08/2028	1,000	988
5.875% due 01/16/2030	1,800	1,825

Fairfax Financial Holdings Ltd.
5.750% due 05/20/2035	6,000	6,153

First American Financial Corp.
2.400% due 08/15/2031	2,100	1,810

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GA Global Funding Trust
5.400% due 01/13/2030	$5,700	$5,711

Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	7,175	7,113

Guardian Life Global Funding
5.737% due 10/02/2028	6,000	6,195

HSBC Holdings PLC
2.848% due 06/04/2031 •	1,550	1,433
3.973% due 05/22/2030 •	5,000	4,897

ING Groep NV
4.696% due 04/01/2027 •	4,000	4,000
5.550% due 03/19/2035 •	2,000	2,032

Jackson National Life Global Funding
4.598% (SOFRRATE + 0.950%) due 09/12/2028 ~	4,000	3,999
4.600% due 10/01/2029	2,700	2,677
4.700% due 06/05/2028	5,600	5,599

JPMorgan Chase & Co.
1.953% due 02/04/2032 •	13,900	12,243
2.739% due 10/15/2030 •	2,700	2,543
5.581% due 04/22/2030 •	1,000	1,031

KKR Group Finance Co. VI LLC
3.750% due 07/01/2029	1,600	1,549

Lincoln Financial Global Funding
4.625% due 08/18/2030	2,000	1,981

Lloyds Banking Group PLC
3.574% due 11/07/2028 •	4,800	4,736

LSEG Finance PLC
2.000% due 04/06/2028	1,400	1,334

MassMutual Global Funding II
4.850% due 01/17/2029	8,400	8,511
4.950% due 01/10/2030	3,000	3,034
5.150% due 05/30/2029	2,900	2,959

Metropolitan Life Global Funding I
1.875% due 01/11/2027	2,500	2,459

Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	6,000	5,401

Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •	2,000	1,776
2.172% due 05/22/2032 •	15,450	13,545

Morgan Stanley
2.239% due 07/21/2032 •	1,100	963
2.475% due 01/21/2028 •	16,100	15,850
5.656% due 04/18/2030 •	2,000	2,058

Mutual of Omaha Cos Global Funding
5.800% due 07/27/2026	2,200	2,210

National Securities Clearing Corp.
4.700% due 05/20/2030	4,000	4,040

NatWest Group PLC
1.642% due 06/14/2027 •	10,000	9,940
4.800% due 04/05/2026	3,000	3,000

NLG Global Funding
5.400% due 01/23/2030	3,800	3,891

Norinchukin Bank
5.356% due 03/10/2036	2,900	2,871
5.359% due 09/09/2035	2,900	2,887

Northwestern Mutual Global Funding
4.400% due 03/30/2029	7,200	7,223
4.900% due 06/12/2028	4,000	4,046
4.960% due 01/13/2030	1,300	1,318

Northwestern University
4.940% due 12/01/2035	6,000	6,019

Pacific Life Global Funding II
4.500% due 08/28/2029	5,150	5,152
4.875% due 07/17/2032	3,600	3,615

PNC Financial Services Group, Inc.
5.222% due 01/29/2031 •	4,400	4,490
5.300% due 01/21/2028 •	1,750	1,762

Pricoa Global Funding I
4.650% due 08/27/2031	4,300	4,277

Principal Life Global Funding II
4.800% due 01/09/2028	5,500	5,536

Protective Life Global Funding
1.618% due 04/15/2026	3,000	2,997
4.992% due 01/12/2027	1,800	1,811

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.432% due 01/14/2032	$2,000	$2,052
5.467% due 12/08/2028	1,000	1,024

RGA Global Funding
2.700% due 01/18/2029	2,500	2,376
5.448% due 05/24/2029	4,200	4,304
6.000% due 11/21/2028	5,000	5,172

Safehold GL Holdings LLC
6.100% due 04/01/2034	5,800	6,113

Sammons Financial Group Global Funding
4.504% due 09/02/2027 •	4,250	4,269
4.950% due 06/12/2030	5,750	5,759
5.050% due 01/10/2028	1,500	1,514

Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •	4,000	3,950

SMBC Aviation Capital Finance DAC
5.700% due 07/25/2033	3,900	3,986

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029	7,500	7,136

Takeoff Merger Sub, Inc.
4.850% due 03/24/2031	7,200	7,113

UBS Group AG
2.095% due 02/11/2032 •	12,000	10,576
3.091% due 05/14/2032 •	6,600	6,055
4.703% due 08/05/2027 •	2,000	2,001

Voya Financial, Inc.
5.050% due 03/02/2036	5,300	5,123

Wells Fargo & Co.
2.393% due 06/02/2028 •	2,800	2,733
4.478% due 04/04/2031 •	10,000	9,917

Western-Southern Global Funding
4.700% due 12/10/2032	3,500	3,413

		446,365

INDUSTRIALS 4.9%

Adventist Health System
2.952% due 03/01/2029	4,299	4,092

Air Canada Pass-Through Trust
3.750% due 06/15/2029	298	295

Amazon.com, Inc.
4.550% due 03/13/2033	11,000	10,897

American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,300	1,165
3.375% due 11/01/2028	2,861	2,827
3.650% due 02/15/2029	1,759	1,713

Bayer U.S. Finance LLC
6.500% due 11/21/2033	1,800	1,915

Beignet Investor LLC
6.581% due 05/30/2049	38,100	39,202

Bon Secours Mercy Health, Inc.
3.464% due 06/01/2030	12,000	11,626

British Airways Pass-Through Trust
2.900% due 09/15/2036	547	503

CHRISTUS Health
4.341% due 07/01/2028	3,000	2,992

CommonSpirit Health
2.782% due 10/01/2030	4,700	4,325

Cornell University
4.169% due 06/15/2030	1,800	1,788

CVS Pass-Through Trust
7.507% due 01/10/2032	736	777

Eastern Energy Gas Holdings LLC
5.800% due 01/15/2035	4,100	4,254

Elevance Health, Inc.
2.550% due 03/15/2031	1,000	903
5.200% due 02/15/2035	1,000	999

Energy Transfer LP
5.200% due 04/01/2030	2,200	2,250

Eni SpA
5.500% due 05/15/2034	8,100	8,300

Fiserv, Inc.
4.750% due 03/15/2030	5,000	4,957
5.150% due 08/12/2034	1,200	1,166

Georgetown University
2.247% due 04/01/2030	4,500	4,104

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	113

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Global Payments, Inc.
5.200% due 11/15/2032	$1,500	$1,457

Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	1,500	1,507

JetBlue Pass-Through Trust
2.750% due 11/15/2033	5,757	5,114

Leland Stanford Junior University
4.679% due 03/01/2035	5,300	5,291

Mars, Inc.
5.000% due 03/01/2032	2,700	2,733

Philip Morris International, Inc.
4.375% due 04/30/2030	5,100	5,074

Providence St. Joseph Health Obligated Group
5.403% due 10/01/2033	3,000	3,065

Salesforce, Inc.
4.650% due 03/15/2029	7,800	7,817

Smith & Nephew PLC
5.400% due 03/20/2034	2,000	2,029

Sutter Health
2.294% due 08/15/2030	7,700	7,021
3.695% due 08/15/2028	1,300	1,283
5.213% due 08/15/2032	2,100	2,152
5.537% due 08/15/2035	400	413

T-Mobile USA, Inc.
4.700% due 01/15/2035	3,350	3,241

United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,463	1,347
3.100% due 01/07/2030	662	645
3.450% due 01/07/2030	496	483
4.550% due 08/25/2031	2,941	2,840
5.875% due 04/15/2029	2,996	3,048

UPMC
5.035% due 05/15/2033	1,300	1,310

Weir Group, Inc.
5.350% due 05/06/2030	2,900	2,940

Yale University
4.701% due 04/15/2032	8,100	8,250

		180,110

UTILITIES 3.9%

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041	3,469	3,464

Consumers Energy Co.
4.700% due 01/15/2030	1,750	1,769
4.900% due 02/15/2029	2,000	2,034

DTE Electric Co.
5.250% due 05/15/2035	5,500	5,581

DTE Electric Securitization Funding II LLC
5.970% due 03/01/2033	3,679	3,857

Empire District Bondco LLC
4.943% due 01/01/2035	8,102	8,219

Entergy Arkansas LLC
5.450% due 06/01/2034	6,000	6,175

Evergy Metro, Inc.
5.400% due 04/01/2034	900	927

Florida Power & Light Co.
5.150% due 06/15/2029	3,000	3,078

National Rural Utilities Cooperative Finance Corp.
5.100% due 05/06/2027	5,000	5,041

NBN Co. Ltd.
1.450% due 05/05/2026	3,000	2,992
4.250% due 10/01/2029	1,400	1,396

New York State Electric & Gas Corp.
5.650% due 08/15/2028	2,000	2,053

NorthWestern Corp.
5.073% due 03/21/2030	2,400	2,439

Ohio Edison Co.
4.950% due 12/15/2029	1,500	1,517

Oncor Electric Delivery Co. LLC
4.500% due 03/15/2031	5,600	5,572

Pacific Gas & Electric Co.
3.000% due 06/15/2028	2,400	2,323
3.300% due 03/15/2027	3,000	2,965

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 06/15/2027	$3,500	$3,535
6.100% due 01/15/2029	1,200	1,242
6.400% due 06/15/2033	1,900	2,018
6.950% due 03/15/2034	2,700	2,958

PacifiCorp
5.100% due 04/15/2031	2,500	2,507
5.300% due 02/15/2031	2,200	2,231

PG&E Recovery Funding LLC
4.838% due 06/01/2035	6,553	6,653

Public Service Co. of Colorado
5.350% due 05/15/2034	5,000	5,095

Public Service Electric & Gas Co.
4.850% due 08/01/2034	3,700	3,666

Puget Sound Energy, Inc.
5.330% due 06/15/2034	1,900	1,943

San Diego Gas & Electric Co.
1.700% due 10/01/2030	1,285	1,137
5.400% due 04/15/2035	3,000	3,052

SCE Recovery Funding LLC
4.453% due 03/15/2036	7,400	7,332

Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041	5,372	5,373

System Energy Resources, Inc.
5.300% due 12/15/2034	6,000	5,987

Texas Electric Market Stabilization Funding N LLC
4.265% due 08/01/2036	8,253	8,208
4.966% due 02/01/2044	4,600	4,414

Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031	3,600	3,659

Verizon Communications, Inc.
5.000% due 01/15/2036	4,500	4,408

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	5,000	5,057
5.088% due 05/01/2029	2,405	2,417

		144,294

Total Corporate Bonds & Notes (Cost $781,515)		770,769

MUNICIPAL BONDS & NOTES 2.3%

ALABAMA 0.1%

Alabama Economic Settlement Authority Revenue Bonds, Series 2016
4.263% due 09/15/2032	3,545	3,516

CALIFORNIA 0.7%

California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	960
1.490% due 11/01/2028	5,400	5,062
1.690% due 11/01/2029	4,400	4,047
1.740% due 11/01/2030	2,600	2,334

Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (b)	5,200	4,310

Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.787% due 06/01/2031	1,000	910
3.037% due 06/01/2032	4,200	3,788

Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003
5.410% due 08/01/2026	720	723

Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	237
1.893% due 06/01/2030	300	272

Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	500	596

University of California Revenue Notes, Series 2020
1.316% due 05/15/2027	1,200	1,166
1.366% due 05/15/2027	3,000	2,917

		27,322

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FLORIDA 0.1%

Miami-Dade County, Florida Revenue Notes, Series 2021
1.936% due 10/01/2028	$1,000	$951

State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024
5.526% due 07/01/2034	3,700	3,880

		4,831

KANSAS 0.1%

Wyandotte County-Kansas City Unified Government Utility System, Kansas Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	1,899
1.961% due 09/01/2029	600	559

		2,458

LOUISIANA 0.1%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022
4.145% due 02/01/2033	4,400	4,380

MICHIGAN 0.0%

Michigan Finance Authority Revenue Notes, Series 2019
2.596% due 12/01/2026	1,400	1,387

NEW YORK 0.5%

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	900	910

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2019
2.980% due 11/01/2027	7,000	6,893

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.375% due 05/01/2037	3,885	3,743

New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	9,201

		20,747

TEXAS 0.2%

Houston Community College System, Texas General Obligation Notes, Series 2021
5.000% due 02/15/2029	2,000	2,059

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	4,187	4,290

Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010
5.028% due 04/01/2026	575	575

		6,924

UTAH 0.1%

Utah Municipal Power Agency Revenue Bonds, Series 2016
3.237% due 07/01/2028	2,000	1,965

WEST VIRGINIA 0.3%

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,287
2.020% due 06/01/2027	4,400	4,288
2.351% due 06/01/2028	3,000	2,870

		10,445

114	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
WISCONSIN 0.1%

Wisconsin State Revenue Notes, Series 2020
2.299% due 05/01/2028	$2,100	$2,027

Total Municipal Bonds & Notes (Cost $87,928)		86,002

U.S. GOVERNMENT AGENCIES 44.6%

Federal Home Loan Mortgage Corp.
2.500% due 04/01/2051 - 10/01/2053	32,740	27,634
3.000% due 10/01/2046 - 06/01/2052	94,735	83,650
3.500% due 06/01/2044 - 10/01/2048	763	716
4.000% due 05/01/2047 - 01/01/2055	63,683	60,367
4.500% due 10/01/2048 - 01/01/2053	93,467	90,643
5.000% due 02/01/2053 - 12/01/2053	70,673	70,021
5.500% due 03/01/2054 - 11/01/2055	10,221	10,424
6.000% due 02/01/2055 - 10/01/2055	66,083	67,413
6.500% due 04/01/2054 - 05/01/2055	19,016	19,700

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.937% due 07/25/2054 ~	6,058	5,886
4.650% due 08/25/2028 ~	4,800	4,850
4.850% due 09/25/2028	1,400	1,421
5.430% due 06/25/2031 ~	3,000	3,107

Federal Home Loan Mortgage Corp. REMICS
1.000% due 12/15/2040 - 05/25/2047	13,142	11,803
1.250% due 12/15/2044	1,165	976
2.500% due 09/25/2048	2,914	2,708
4.087% due 09/15/2035 •	4	4
4.146% due 08/15/2040 - 10/15/2040 •	1,356	1,334
4.187% due 02/15/2041 •	124	122
4.236% due 07/15/2040 •	1,224	1,212
4.237% due 04/15/2041 •	39	38
4.257% due 11/15/2036 •	32	32
4.296% due 07/15/2041 - 03/15/2042 •	3,166	3,137
4.337% due 04/15/2041 •	313	312
4.602% due 11/25/2054 •	25,996	26,167
4.662% due 08/25/2054 •	2,818	2,836
4.712% due 08/25/2054 •	1,521	1,533
4.812% due 03/25/2055 - 08/25/2055 •	6,405	6,452

Federal Home Loan Mortgage Corp. STRIPS
4.146% due 10/15/2037 •	1,825	1,804

Federal National Mortgage Association
1.630% due 05/01/2027	8,200	7,985
2.500% due 03/01/2051 - 07/01/2053	36,244	30,616
3.000% due 01/01/2035 - 07/01/2052	250,178	220,728
3.020% due 03/01/2028	1	1
3.290% due 04/01/2027 - 03/01/2028	12,484	12,351
3.430% due 05/01/2028	65	64
3.500% due 10/01/2034 - 07/01/2048	4,780	4,601
4.000% due 01/01/2046 - 04/01/2055	86,475	82,348
4.250% due 04/01/2030	8,700	8,707
4.300% due 12/01/2032	16,800	16,663
4.320% due 03/01/2030	7,112	7,149
4.500% due 08/01/2048 - 05/01/2053	61,909	60,075
4.600% due 04/01/2030	8,700	8,810
5.000% due 01/01/2028 - 07/01/2053	6,413	6,386
5.500% due 01/01/2027 - 12/01/2055	31,013	31,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.786% due 07/01/2034 •	$51	$52
6.000% due 12/01/2053 - 11/01/2055	14,701	15,256
6.182% due 10/01/2037 •	99	104
6.500% due 05/01/2054 - 05/01/2055	17,286	17,927

Federal National Mortgage Association REMICS
0.750% due 11/25/2050	12,721	9,447
4.016% due 06/25/2037 •	95	94
4.026% due 11/25/2045 •	273	269
4.076% due 12/25/2045 •	151	150
4.126% due 03/25/2035 - 03/25/2046 •	316	313
4.182% due 03/25/2036 •	183	180
4.196% due 11/25/2046 •	223	220
4.216% due 11/25/2046 - 12/25/2056 •	1,974	1,935
4.236% due 12/25/2046 •	1,274	1,263
4.246% due 07/25/2046 - 10/25/2046 •	1,884	1,852
4.296% due 01/25/2047 •	1,308	1,300
4.506% due 06/25/2040 •	109	109
4.712% due 01/25/2055 •	1,936	1,945
4.812% due 03/25/2055 •	707	713
4.862% due 10/25/2053 - 07/25/2055 •	6,073	6,129

Government National Mortgage Association
3.000% due 04/20/2052	8,051	7,198
3.500% due 09/20/2045 - 09/20/2055	115,336	105,896

Government National Mortgage Association REMICS
1.500% due 10/20/2045	4,487	3,715
3.000% due 01/20/2067	1,328	1,303
4.267% due 09/20/2065 •	661	661
4.323% due 07/20/2063 •	196	196
4.353% due 06/20/2065 •	1,254	1,254
4.383% due 03/20/2065 •	1,114	1,115
4.433% due 12/20/2064 - 06/20/2066 •	1,421	1,424
4.463% due 08/20/2061 •	1	1
4.513% due 09/20/2063 •	6	6
4.533% due 10/20/2063 - 09/20/2065 •	92	92
4.553% due 02/20/2066 •	7	7
4.583% due 05/20/2066 •	810	813
4.663% due 04/20/2066 •	1,355	1,361
4.683% due 04/20/2066 •	1,442	1,448
4.703% due 07/20/2065 •	42	43
4.733% due 12/20/2066 •	902	908
4.783% due 01/20/2067 •	1,278	1,286
4.933% due 03/20/2066 •	682	687

Government National Mortgage Association, TBA
5.000% due 06/01/2040 - 05/01/2056	53,000	52,381
6.000% due 05/01/2056	51,900	52,718

Tennessee Valley Authority
4.375% due 08/01/2034	3,200	3,217

Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2056	76,600	64,383
3.000% due 06/01/2040	23,500	20,610
4.000% due 04/01/2056 - 05/01/2056	260,300	245,478
6.500% due 05/01/2056	7,600	7,857

Total U.S. Government Agencies (Cost $1,626,063)		1,639,405

U.S. TREASURY OBLIGATIONS 12.4%

U.S. Treasury Inflation Protected Securities (c)
2.125% due 01/15/2035	46,373	47,171

U.S. Treasury Notes
4.000% due 07/31/2029 (f)	57,900	58,167
4.000% due 06/30/2032	17,600	17,523
4.000% due 11/15/2035	60,000	58,533
4.125% due 07/31/2031	131,760	132,630
4.125% due 02/15/2036	32,300	31,798
4.375% due 01/31/2032	1,100	1,119

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.875% due 10/31/2030 (f)	$105,000	$109,103

Total U.S. Treasury Obligations (Cost $453,414)		456,044

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%

Bank
1.805% due 11/15/2053	5,560	5,301
2.933% due 09/15/2062	7,200	7,024
3.183% due 08/15/2061	4,300	4,076
4.775% due 10/15/2057	2,842	2,811
5.158% due 12/25/2067	2,079	2,108

Bank5
4.619% due 02/15/2059	4,400	4,383
4.745% due 11/15/2058	3,500	3,509
5.270% due 12/15/2058	7,900	8,076

BBCMS Mortgage Trust
4.534% due 09/15/2058	2,000	1,990
5.009% due 12/15/2058	4,500	4,491
5.433% due 02/15/2062	3,300	3,391
5.586% due 07/15/2058 ~	2,400	2,493
5.609% due 12/15/2057	5,100	5,263
5.720% due 02/15/2062	1,700	1,778

Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,533
2.888% due 08/15/2057	3,236	3,156
2.957% due 12/15/2062	4,453	4,346
3.780% due 02/15/2051 ~	303	302
4.232% due 01/15/2052	5,700	5,609
4.704% due 10/15/2058	1,400	1,402
4.767% due 01/15/2058	2,300	2,305
5.184% due 10/15/2058	2,000	2,038
5.439% due 08/15/2058 ~	2,700	2,774
5.660% due 04/15/2057	7,400	7,648

BMO Mortgage Trust
5.057% due 10/15/2058	2,400	2,391
5.566% due 11/15/2057 ~	7,000	7,194
5.625% due 12/15/2057 ~	4,500	4,634
5.857% due 02/15/2057	12,300	12,708

BX Commercial Mortgage Trust
4.517% due 10/15/2036 •	476	476
4.708% due 12/15/2038 •	2,117	2,116

Cantor Commercial Real Estate Lending
2.817% due 11/15/2052	5,891	5,758

COMM Mortgage Trust
2.873% due 08/15/2057	1,203	1,175
3.091% due 10/10/2049	3,700	3,675
3.510% due 09/10/2050	4,200	4,149
4.228% due 05/10/2051	3,800	3,730

CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	5,946	5,841

CSMC Trust
5.637% due 10/15/2037 •	5,300	5,241

CSWF Corp.
4.854% due 06/15/2034 •	13	13

JP Morgan Chase Commercial Mortgage Securities Trust
5.137% due 12/15/2036 •	6,000	2,760

JPMBB Commercial Mortgage Securities Trust
3.639% due 11/15/2047	188	184

JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	2,304	2,252
2.994% due 12/15/2049	42	42
3.144% due 06/15/2049	1,650	1,646

Morgan Stanley Bank of America Merrill Lynch Trust
3.306% due 04/15/2048	286	282

Morgan Stanley Capital I Trust
3.067% due 11/15/2052	4,506	4,398
3.587% due 12/15/2050	700	689

MSWF Commercial Mortgage Trust
6.014% due 12/15/2056 ~	4,000	4,248

NYO Commercial Mortgage Trust
4.882% due 11/15/2038 •	18,000	17,972

UBS Commercial Mortgage Trust
2.866% due 10/15/2052	4,826	4,712
2.987% due 12/15/2052	672	657
3.366% due 10/15/2050	474	472

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	115

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.504% due 12/15/2050	$1,801	$1,791
3.903% due 02/15/2051	1,385	1,378
4.195% due 08/15/2051	517	516

Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,156	1,122
2.652% due 08/15/2049	1,600	1,591
3.311% due 06/15/2052	4,750	4,534
4.147% due 06/15/2051	592	591
5.920% due 11/15/2057 ~	9,900	10,289

WSTN Trust
6.297% due 07/05/2037 ~	3,000	3,033

Total Non-Agency Mortgage-Backed Securities (Cost $220,307)		212,067

ASSET-BACKED SECURITIES 11.1%

AUTOMOBILE SEQUENTIAL 3.5%

Avis Budget Rental Car Funding AESOP LLC
5.250% due 04/20/2029	6,000	6,086
5.360% due 06/20/2030	11,000	11,258
5.440% due 02/22/2028	5,000	5,037
5.810% due 12/20/2029	7,900	8,151
6.020% due 02/20/2030	3,500	3,634

Bank of America Auto Trust
5.390% due 07/16/2029	5,250	5,291
5.660% due 11/15/2029	3,950	4,006

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028	2,972	3,000

CarMax Auto Owner Trust
6.000% due 07/17/2028	4,661	4,708

Carvana Auto Receivables Trust
4.240% due 08/11/2031	11,200	11,177

Chesapeake Funding II LLC
5.520% due 05/15/2036	1,572	1,588

Ford Credit Auto Owner Trust
4.560% due 12/15/2028	1,000	1,004
5.280% due 02/15/2036	3,800	3,888

GM Financial Consumer Automobile Receivables Trust
5.710% due 02/16/2029	5,000	5,094
5.780% due 08/16/2028	1,096	1,106

GM Financial Revolving Receivables Trust
4.520% due 03/11/2037	6,700	6,763
4.980% due 12/11/2036	6,300	6,423
5.770% due 08/11/2036	5,400	5,591

Hertz Vehicle Financing III LLC
5.570% due 09/25/2029	8,000	8,182
6.150% due 03/25/2030	3,400	3,539

Honda Auto Receivables Owner Trust
4.510% due 11/21/2030	1,000	1,005
4.570% due 03/21/2029	4,531	4,549

Hyundai Auto Lease Securitization Trust
4.530% due 04/17/2028	6,500	6,528

Nissan Auto Lease Trust
4.910% due 04/15/2027	4,737	4,742
4.970% due 09/15/2028	2,200	2,205

SBNA Auto Lease Trust
6.520% due 04/20/2028	614	615

SFS Auto Receivables Securitization Trust
4.940% due 01/21/2031	500	505
4.950% due 05/21/2029	538	541

Volkswagen Auto Loan Enhanced Trust
5.020% due 06/20/2028	1,999	2,007

World Omni Auto Receivables Trust
5.030% due 11/15/2029	900	911
5.150% due 11/15/2028	1,079	1,084

		130,218

CMBS OTHER 0.7%

Arbor Realty Commercial Real Estate Notes Ltd.
5.137% due 11/15/2036 •	2,716	2,723

AREIT Ltd.
5.790% due 08/17/2041 •	623	624

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AREIT Trust
4.922% due 01/20/2037 •	$2,328	$2,328
5.920% due 06/17/2039 •	1,646	1,647

BDS Ltd.
5.144% due 12/16/2036 •	834	835

GPMT Ltd.
5.139% due 12/15/2036 •	759	758

Greystone CRE Notes LLC
5.154% due 01/15/2043 •	3,500	3,501

LoanCore Issuer Ltd.
5.087% due 11/15/2038 •	287	287

LRECS LLC
5.177% due 08/19/2043 •	8,500	8,485

MF1 Ltd.
4.874% due 10/16/2036 •	462	462

Starwood Ltd.
4.994% due 04/18/2038 •	1,037	1,037

TRTX Issuer Ltd.
5.328% due 02/15/2039 •	2,548	2,555

		25,242

CREDIT CARD BULLET 0.2%

American Express Credit Account Master Trust
4.800% due 05/15/2030	2,000	2,032
5.240% due 04/15/2031	6,000	6,191

		8,223

CREDIT CARD OTHER 0.4%

Capital One Multi-Asset Execution Trust
4.420% due 05/15/2028	8,300	8,303

Synchrony Card Funding LLC
5.740% due 10/15/2029	5,000	5,045

		13,348

OTHER ABS 6.3%

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •	4,200	4,202

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040	2,000	1,983

Apidos CLO XI
4.908% due 04/17/2034 •	6,800	6,809

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •	4,700	4,702

Atlantic Avenue Ltd.
5.152% due 10/15/2038 •	3,900	3,909

Atlas Senior Loan Fund XVII Ltd.
4.728% due 10/20/2034 •	1,000	1,000

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •	2,000	1,997

Bethpage Park CLO Ltd.
5.064% due 01/15/2035 •	5,691	5,698

Birch Grove CLO Ltd.
5.258% due 07/17/2037 •	6,200	6,216

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •	2,400	2,401

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •	8,500	8,502

Capital Street Master Trust
4.772% due 08/16/2029 •	3,000	2,997

CBAMR Ltd.
5.302% due 07/15/2037 •	9,200	9,224

CQS U.S. CLO 5 Ltd.
5.101% due 01/17/2039 •	8,500	8,479

DLLMT LLC
5.340% due 03/22/2027	884	886
5.350% due 03/20/2031	5,660	5,702

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •	3,600	3,601

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ECMC Group Student Loan Trust
4.526% due 02/27/2068 •	$2,533	$2,521
4.576% due 09/25/2068 •	3,482	3,452
4.776% due 01/27/2070 •	4,306	4,319
4.826% due 05/25/2067 •	2,260	2,265

Elevation CLO Ltd.
4.798% due 07/25/2034 •	2,200	2,202
4.968% due 01/25/2035 •	4,500	4,503

Flatiron CLO 19 Ltd.
4.833% due 11/16/2034 •	1,811	1,812

Gallatin CLO VIII Ltd.
5.024% due 07/15/2031 •	1,477	1,479

Harvest U.S. CLO Ltd.
4.822% due 01/15/2037 •	3,700	3,697

ICG U.S. CLO Ltd.
4.661% due 01/16/2033 •	1,632	1,633
4.818% due 10/20/2034 •	4,500	4,505

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •	3,200	3,203

KKR CLO 21 Ltd.
4.934% due 04/15/2031 •	385	386

LCM 36 Ltd.
4.742% due 01/15/2034 •	1,000	1,000

Merit DAC
4.852% due 02/15/2040 «	6,500	6,456

Navesink CLO 6 Ltd.
0.000% due 04/15/2037 •(b)	3,500	3,500

Navient Private Education Loan Trust
5.237% due 07/16/2040 •	927	929

Navient Private Education Refi Loan Trust
4.687% due 01/15/2043 •	93	93
4.787% due 04/15/2069 •	1,079	1,074

Navient Refinance Loan Trust
4.800% due 10/15/2055	5,501	5,477

Navient Student Loan Trust
4.576% due 07/26/2066 •	1,751	1,740
6.480% due 03/15/2072	689	707

Nelnet Student Loan Trust
4.610% due 02/21/2061	8,344	8,243
5.022% due 05/17/2055 •	4,846	4,877
5.023% due 06/22/2065 •	5,022	5,064

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.718% due 07/17/2036 •	2,800	2,801

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.727% due 10/14/2036 •	2,800	2,802

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •	2,000	2,002

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •	6,700	6,702

OFSI BSL X Ltd.
4.938% due 04/20/2034 •	3,500	3,505

OZLM XXIV Ltd.
5.089% due 07/20/2032 •	1,075	1,076

Palmer Square Loan Funding Ltd.
4.480% due 10/15/2032 •	2,600	2,600
4.489% due 01/15/2033 •	2,900	2,897

PK ALIFT Loan Funding 7 LP
4.750% due 03/15/2043	2,547	2,539

Riserva CLO Ltd.
4.718% due 01/18/2034 •	1,800	1,801

Sandstone Peak Ltd.
4.842% due 04/15/2038 •	2,400	2,394

SLM Private Education Loan Trust
8.537% due 10/15/2041 •	2,153	2,261

SMB Private Education Loan Trust
4.517% due 01/15/2053 •	2,053	2,036
4.643% due 09/15/2054 •	351	350
5.020% due 03/17/2053	2,095	2,098
5.030% due 03/15/2056 (a)	6,800	6,808
5.130% due 04/15/2054	4,100	4,133

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •	2,600	2,603

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	361	361

116	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •	$4,700	$4,706

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •	2,600	2,602

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •	3,728	3,732

Verizon Master Trust
4.350% due 08/20/2032	7,500	7,534

Voya CLO Ltd.
4.728% due 04/20/2034 •	3,300	3,302

Wind River CLO Ltd.
4.732% due 10/15/2034 •	5,172	5,175

		232,265

Total Asset-Backed Securities (Cost $406,880)		409,296

SOVEREIGN ISSUES 0.1%

Mexico Government International Bonds
6.000% due 05/13/2030	1,900	1,965

Total Sovereign Issues (Cost $1,892)		1,965

PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 21.8%

REPURCHASE AGREEMENTS (d) 21.8%
$801,100

Total Short-Term Instruments (Cost $801,100)	801,100

Total Investments in Securities (Cost $4,379,099)	4,376,648

Total Investments 119.0% (Cost $4,379,099)	$4,376,648

Financial Derivative Instruments (e) 0.0% (Cost or Premiums, net $2,039)	1,023

Other Assets and Liabilities, net (19.0)%	(700,886)

Net Assets 100.0%	$3,676,785

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$282,500	U.S. Treasury Notes 3.875% due 07/31/2030	$(288,202)	$282,500	$282,500
	3.690	03/13/2026	04/07/2026	100,000	U.S. Treasury Notes 0.375% due 09/30/2027	(101,886)	100,000	100,195
	3.690	03/23/2026	04/13/2026	100,000	U.S. Treasury Notes 1.375% - 2.750% due 02/15/2028 - 10/31/2028	(102,335)	100,000	100,092
	3.710	03/31/2026	04/01/2026	232,300	U.S. Treasury Notes 3.875% due 07/31/2030	(237,290)	232,300	232,324
SAL	3.660	03/31/2026	04/01/2026	13,300	U.S. Treasury Bills 0.000% due 05/26/2026	(13,571)	13,300	13,301
WAN	3.710	03/31/2026	04/01/2026	73,000	U.S. Treasury Notes 3.500% due 10/31/2027	(74,532)	73,000	73,008

Total Repurchase Agreements						$(817,816)	$801,100	$801,420

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOO	$0	$0	$0	$0	$(367)	$(367)
BOS	715,111	0	0	715,111	(729,713)	(14,602)
SAL	13,301	0	0	13,301	(13,571)	(270)
WAN	73,008	0	0	73,008	(74,532)	(1,524)

Total Borrowings and Other Financing Transactions	$801,420	$0	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	117

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	2,323	$481,895	$(3,555)	$182	$0
U.S. Treasury 5-Year Note June Futures	06/2026	4,608	498,492	(6,902)	648	0
U.S. Treasury 10-Year Note June Futures	06/2026	1,963	217,985	(3,874)	460	0

				$(14,331)	$1,290	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury Long-Term Bond June Futures	06/2026	129	$(14,690)	$444	$0	$(48)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	315	(36,717)	1,231	0	(69)

				$1,675	$0	$(117)

Total Futures Contracts				$(12,656)	$1,290	$(117)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-46 5-Year Index	1.000%	Quarterly	06/20/2031	$75,000	$1,128	$192	$1,320	$162	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.800%	Annual	09/05/2028	$195,000	$(2,270)	$1,510	$(760)	$0	$(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	15,400	(35)	159	124	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	02/14/2030	72,600	748	(842)	(94)	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	140,170	(140)	(269)	(409)	0	(165)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	39,400	(383)	(220)	(603)	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	20,900	2,991	1,065	4,056	75	0

						$911	$1,403	$2,314	$75	$(387)

Total Swap Agreements						$2,039	$1,595	$3,634	$237	$(387)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,290	$237	$1,527	$0	$(117)	$(387)	$(504)

118	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(f)

Securities with an aggregate market value of $24,153 and cash of $7,911 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,290	$1,290
Swap Agreements	0	162	0	0	75	237

	$0	$162	$0	$0	$1,365	$1,527

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$117	$117
Swap Agreements	0	0	0	0	387	387

	$0	$0	$0	$0	$504	$504

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16,502	$16,502
Swap Agreements	0	1,644	0	0	2,111	3,755

	$0	$1,644	$0	$0	$18,613	$20,257

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(20,106)	$(20,106)
Swap Agreements	0	(73)	0	0	826	753

	$0	$(73)	$0	$0	$(19,280)	$(19,353)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	119

Schedule of Investments	PIMCO Moderate Duration Portfolio	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$446,365	$0	$446,365
Industrials	0	180,110	0	180,110
Utilities	0	144,294	0	144,294
Municipal Bonds & Notes
Alabama	0	3,516	0	3,516
California	0	27,322	0	27,322
Florida	0	4,831	0	4,831
Kansas	0	2,458	0	2,458
Louisiana	0	4,380	0	4,380
Michigan	0	1,387	0	1,387
New York	0	20,747	0	20,747
Texas	0	6,924	0	6,924
Utah	0	1,965	0	1,965
West Virginia	0	10,445	0	10,445
Wisconsin	0	2,027	0	2,027
U.S. Government Agencies	0	1,639,405	0	1,639,405
U.S. Treasury Obligations	0	456,044	0	456,044
Non-Agency Mortgage-Backed Securities	0	212,067	0	212,067
Asset-Backed Securities
Automobile Sequential	0	130,218	0	130,218

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
CMBS Other	$0	$25,242	$0	$25,242
Credit Card Bullet	0	8,223	0	8,223
Credit Card Other	0	13,348	0	13,348
Other ABS	0	225,809	6,456	232,265
Sovereign Issues	0	1,965	0	1,965
Short-Term Instruments
Repurchase Agreements	0	801,100	0	801,100

Total Investments	$0	$4,370,192	$6,456	$4,376,648

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,527	$0	$1,527

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(504)	$0	$(504)

Total Financial Derivative Instruments	$0	$1,023	$0	$1,023

Totals	$0	$4,371,215	$6,456	$4,377,671

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

120	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 277.2%

CORPORATE BONDS & NOTES 1.4%

BANKING & FINANCE 0.0%

Ambac Assurance Corp.
5.100% due 12/31/2099 (d)	$38	$50

INDUSTRIALS 1.4%

Beignet Investor LLC
6.581% due 05/30/2049	16,460	16,936

CVS Pass-Through Trust
6.036% due 12/10/2028	399	403

		17,339

Total Corporate Bonds & Notes (Cost $16,908)		17,389

MUNICIPAL BONDS & NOTES 0.3%

TEXAS 0.3%

Ennis Economic Development Corp. Texas Revenue Bonds, (NPFGC Insured), Series 1999
0.000% due 08/01/2034 (c)	6,860	3,916

Total Municipal Bonds & Notes (Cost $5,284)		3,916

U.S. GOVERNMENT AGENCIES 249.8%

Federal Agricultural Mortgage Corp.
8.850% due 04/25/2030 «~	19	19

Federal Home Loan Mortgage Corp.
1.500% due 12/01/2050 - 04/01/2051	149	116
2.000% due 04/01/2036	6,271	5,780
2.500% due 01/01/2032 - 03/01/2052	7,689	6,681
3.000% due 02/01/2040 - 04/01/2052	60,963	54,482
3.500% due 09/01/2032 - 02/01/2050	1,621	1,560
4.000% due 06/01/2029 - 12/01/2048	6,016	5,820
4.101% due 07/01/2030 •	36	35
4.500% due 03/01/2029 - 06/01/2048	5,043	5,002
5.000% due 05/01/2026 - 06/01/2053	4,283	4,313
5.000% due 10/01/2055	2,647	2,613
5.500% due 11/01/2030 - 05/01/2055	10,964	11,239
5.744% due 03/01/2033 •	20	21
5.762% due 01/01/2028 •	1	1
5.848% due 12/01/2032 •	4	4
5.869% due 09/01/2028 •	1	1
6.000% due 07/01/2027 - 04/01/2055	1,203	1,261
6.000% due 03/01/2033 •	7	8
6.018% due 02/01/2027 •	4	4
6.079% due 07/01/2035 •	61	63
6.080% due 12/01/2026 •	1	1
6.112% due 11/01/2029 •	16	17
6.150% due 12/01/2029 •	1	1
6.154% due 08/01/2035 •	3	3
6.206% due 11/01/2027 •	7	7
6.242% due 05/01/2032 •	52	53
6.255% due 12/01/2035 •	157	163
6.358% due 10/01/2036 •	22	23
6.375% due 10/01/2035 •	9	10
6.390% due 05/01/2032 •	4	4
6.499% due 03/01/2032 •	2	2
6.500% due 04/01/2029 - 08/01/2037	226	237
6.532% due 06/01/2028 - 07/01/2028 •	3	3
6.534% due 07/01/2030 •	1	1
6.647% due 11/01/2034 •	8	8
7.000% due 10/01/2029 - 12/01/2032	8	8

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
4.660% due 01/25/2031	$6,100	$6,169

Federal Home Loan Mortgage Corp. REMICS
0.000% due 08/15/2056 - 10/15/2058 (b)(c)	32,507	20,748
0.868% due 01/15/2035 •	3,049	2,820
1.494% due 05/15/2041 •	3,233	3,065
1.860% due 10/15/2037 ~(a)	37	2
1.919% due 10/15/2037 ~(a)	83	4
1.944% due 05/15/2037 ~(a)	217	12
2.000% due 11/25/2050 (a)	5,387	722
2.024% due 03/15/2037 ~(a)	92	5
2.156% due 11/15/2036 ~(a)	254	14
2.179% due 05/15/2035 •	2,445	2,455
2.192% due 11/15/2038 ~(a)	272	15
2.267% due 08/15/2041 ~(a)	82	4
2.288% due 06/15/2038 ~(a)	214	12
2.348% due 10/15/2041 ~(a)	171	10
2.369% due 02/15/2038 ~(a)	155	8
2.500% due 12/15/2027 (a)	288	5
2.513% due 08/15/2036 ~(a)	104	7
3.000% due 08/15/2032	2,960	2,844
3.000% due 02/15/2033 - 09/15/2048 (a)	2,143	191
3.500% due 08/15/2026 (a)	17	0
4.000% due 01/15/2046 (a)	2,841	487
4.087% due 06/15/2048 - 12/15/2048 •	2,406	2,364
4.137% due 12/15/2029 •	14	14
4.146% due 08/15/2040 - 10/15/2040 •	3,791	3,727
4.237% due 09/15/2026 - 12/15/2031 •	4	4
4.296% due 12/15/2046 •	294	290
4.326% due 01/25/2050 •	1,226	1,208
4.387% due 08/15/2035 •	162	162
4.737% due 04/15/2031 •	114	115
4.787% due 06/15/2031 •	8	8
4.987% due 07/15/2027 •	12	12
6.000% due 11/15/2028 - 09/15/2032	54	56
6.250% due 12/15/2028	21	21
6.500% due 06/15/2027 - 06/15/2032	158	163
7.500% due 01/15/2030	10	11

Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)	37,231	5,629
3.381% due 12/15/2043 •	1,047	954
3.500% due 01/15/2043 - 08/15/2045 (a)	9,578	1,527
4.146% due 10/15/2037 •	407	402
4.337% due 03/15/2044 •	746	739

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.016% due 07/25/2031 •	16	15
4.026% due 05/25/2031 •	55	55
4.056% due 09/25/2031 •	15	15
4.562% due 08/15/2032 ~	4	4
6.500% due 10/25/2043	106	108

Federal National Mortgage Association
1.500% due 06/01/2051	116	90
2.000% due 11/01/2026 - 03/01/2033	1,015	956
2.500% due 01/01/2033 - 04/01/2052	26,743	22,862
3.000% due 10/01/2026 - 05/01/2058	133,982	119,289
3.500% due 05/01/2035 - 01/01/2059	83,987	78,460
4.000% due 06/01/2026 - 06/01/2049	52,410	50,818
4.030% due 10/01/2031 •	10	10
4.152% due 11/01/2028 •	7	7
4.342% due 05/01/2036 •	1	1
4.359% due 05/01/2036 •	21	21
4.374% due 02/01/2028 ~	5,984	5,972
4.376% due 08/01/2028 •	5	5
4.415% due 11/01/2028 •	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.435% due 05/01/2036 •	$1	$1
4.479% due 03/01/2035 •	23	22
4.490% due 04/01/2033	2,000	2,000
4.500% due 03/01/2029 - 04/01/2059	18,808	18,464
4.502% due 02/01/2028 - 06/01/2029 •	2	2
4.550% due 05/01/2028	200	202
4.580% due 08/01/2033	1,000	1,012
4.590% due 05/01/2036 •	1	1
4.630% due 07/01/2033	3,440	3,453
4.700% due 04/01/2033	3,552	3,597
4.860% due 07/01/2033	2,500	2,561
4.900% due 10/01/2028	706	717
4.990% due 03/01/2031	1,467	1,498
5.000% due 06/01/2026 - 06/01/2053	5,877	5,887
5.000% due 02/01/2031 •	9	9
5.114% due 08/01/2042 - 10/01/2044 •	427	428
5.300% due 09/01/2038	985	1,033
5.314% due 10/01/2030 - 09/01/2040 •	23	23
5.491% due 03/01/2035 •	11	11
5.494% due 02/01/2031 •	7	7
5.500% due 11/01/2028 - 05/01/2055	8,955	9,101
5.510% due 09/01/2034 •	1	1
5.511% due 01/01/2035 •	5	5
5.550% due 11/01/2035 •	197	200
5.570% due 10/01/2028	856	861
5.610% due 10/01/2028	659	662
5.640% due 11/01/2035 •	51	52
5.659% due 09/01/2035 •	20	20
5.730% due 10/01/2028	1,122	1,165
5.750% due 12/01/2030 •	10	10
5.927% due 11/01/2035 •	3	3
5.975% due 01/01/2030 •	21	22
6.000% due 09/01/2028 - 05/01/2041	5,707	5,943
6.002% due 05/01/2030 •	5	5
6.004% due 02/01/2030 •	9	9
6.043% due 02/01/2034 •	5	5
6.050% due 02/01/2035 •	11	12
6.101% due 12/01/2031 - 01/01/2049 •	986	1,026
6.106% due 11/01/2048 •	402	418
6.125% due 08/01/2029 •	3	3
6.140% due 12/01/2048 •	578	601
6.143% due 07/01/2035 •	7	7
6.152% due 07/01/2032 •	10	10
6.155% due 11/01/2035 •	3	4
6.159% due 09/01/2031 •	2	2
6.162% due 02/01/2036 •	7	7
6.223% due 12/01/2027 •	2	2
6.233% due 05/01/2035 •	4	4
6.260% due 06/01/2035 •	51	52
6.275% due 06/01/2032 •	6	6
6.277% due 06/01/2035 •	13	14
6.290% due 07/01/2034 - 09/01/2035 •	12	12
6.305% due 07/01/2035 •	5	5
6.375% due 08/01/2035 •	16	16
6.395% due 06/01/2029 - 04/01/2032 •	11	11
6.422% due 09/01/2035 •	27	28
6.460% due 05/01/2035 •	21	21
6.500% due 08/01/2026 - 04/01/2043	2,700	2,823
6.560% due 09/01/2034 •	21	22
6.650% due 05/01/2036 •	7	7
7.000% due 09/01/2032	3	3
7.500% due 10/01/2028	2	2
8.000% due 07/01/2030 - 10/01/2030	3	3

Federal National Mortgage Association Grantor Trust
3.186% due 09/26/2033 •	1	1
4.013% due 07/25/2032 •	16	16
7.500% due 07/25/2041	37	38

Federal National Mortgage Association Interest STRIPS
3.000% due 11/25/2043 (a)	1,282	169
6.500% due 04/25/2038 (a)	85	19

Federal National Mortgage Association REMICS
0.200% due 02/25/2043 •(a)	1,460	8
0.506% due 10/25/2045 •	891	584
0.520% due 10/25/2042 •	410	281

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	121

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.500% due 02/25/2036 (a)	$32,607	$1,546
1.868% due 10/25/2046 ~(a)	139	6
1.875% due 07/25/2044 ~(a)	266	10
1.877% due 07/25/2052 ~(a)	264	12
1.944% due 04/25/2046 ~(a)	234	11
1.980% due 07/25/2044 ~(a)	389	25
2.067% due 07/25/2045 ~(a)	1,246	69
2.070% due 04/25/2055 ~(a)	440	21
2.072% due 03/25/2045 ~(a)	602	32
2.130% due 01/25/2045 ~(a)	228	12
2.173% due 08/25/2054 ~(a)	527	27
2.224% due 11/25/2049 •(a)	1,821	231
2.291% due 08/25/2044 ~(a)	226	17
2.374% due 07/25/2042 - 08/25/2042 •(a)	4,154	375
2.398% due 08/25/2055 ~(a)	255	12
2.500% due 02/25/2051 (a)	7,071	1,207
3.000% due 04/25/2043 - 05/25/2048	358	327
3.000% due 04/25/2046 - 12/25/2048 (a)	5,595	660
3.500% due 04/25/2046 (a)	158	13
3.651% due 06/25/2042 •	379	321
3.842% due 12/25/2036 - 07/25/2037 •	662	651
4.000% due 06/25/2044 (a)	29	1
4.176% due 06/25/2029 - 04/25/2032 •	10	10
4.186% due 04/18/2028 - 12/18/2032 •	7	7
4.226% due 06/25/2046 •	615	611
4.236% due 10/18/2030 •	4	4
4.276% due 06/25/2030 - 11/25/2059 •	9,672	9,545
4.476% due 10/25/2037 •	1,033	1,034
4.676% due 04/25/2032 •	1	1
5.000% due 11/25/2028	28	28
6.000% due 04/25/2031	53	54
6.125% due 05/25/2035 ~	24	25
6.500% due 10/25/2028 - 10/25/2031	137	142
6.850% due 12/18/2027	14	14
7.000% due 11/25/2026 - 12/20/2027	4	4
7.500% due 11/20/2026	7	7

Federal National Mortgage Association REMICS Trust
4.142% due 02/25/2033 •	5	5
6.500% due 06/25/2028	5	5

Federal National Mortgage Association-ACES
2.243% due 01/25/2031 ~(a)	6,580	300
6.300% due 06/25/2031 ~	35	35

Government National Mortgage Association
1.086% due 03/16/2051 ~(a)	582	0
2.000% due 11/20/2051	427	353
2.500% due 03/20/2027 - 09/20/2051	32,277	27,840
3.000% due 12/15/2042 - 12/20/2055	108,966	97,552
3.500% due 11/15/2041 - 12/20/2054	65,392	60,847
4.000% due 09/15/2040 - 03/15/2052	18,438	17,775
4.376% due 01/20/2059 •	9	9
4.500% due 06/15/2035 - 01/20/2049	15,558	15,329
4.717% due 10/20/2058 •	1	1
5.000% due 05/15/2033 - 12/20/2048	8,582	8,726
5.125% due 12/20/2029 - 12/20/2032 •	241	244
5.375% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	1	1
5.375% due 07/20/2027 - 07/20/2035 •	1,449	1,459
5.500% due 09/15/2031 - 07/15/2041	3,481	3,613
5.625% (H15T1Y + 1.500%) due 04/20/2026 - 06/20/2026 ~	1	1
5.625% due 01/20/2027 - 04/20/2033 •	894	899
6.000% due 09/15/2036 - 04/20/2055	1,060	1,089

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 01/20/2034 •	$790	$810
6.500% due 01/15/2028 - 07/15/2039	589	616
7.000% due 06/20/2026 - 09/20/2028	1	1
7.500% due 06/15/2027 - 10/15/2031	11	9
8.000% due 12/15/2028 - 09/15/2031	10	10
8.500% due 08/15/2027 - 01/20/2031	75	75

Government National Mortgage Association REMICS
0.000% due 03/20/2035 (b)(c)	79	76
0.508% due 09/20/2045 •	1,736	1,126
1.202% due 11/20/2045 ~(a)	436	19
1.207% due 09/20/2045 ~(a)	581	25
1.236% due 12/20/2045 ~(a)	299	14
1.248% due 08/20/2045 ~(a)	177	7
1.277% due 06/20/2043 ~(a)	389	19
1.489% due 06/20/2042 ~(a)	403	23
1.539% due 06/20/2042 ~(a)	371	16
3.000% due 06/20/2046 (a)	126	7
3.000% due 11/20/2067	2,649	2,596
3.500% due 08/20/2042 - 09/20/2046 (a)	4,702	510
4.833% due 07/20/2070 - 08/20/2070 •	13,761	13,963
5.033% due 10/20/2070 •	6,452	6,589
5.173% due 09/20/2071 •	24,303	24,966

Government National Mortgage Association, TBA
2.000% due 05/01/2056	99,165	81,892
2.500% due 05/01/2056	94,850	81,564
3.000% due 04/01/2056	4,000	3,572
3.500% due 03/01/2056	21,882	20,081
4.000% due 04/01/2056	32,650	30,589
4.500% due 05/01/2056	42,900	41,399
5.000% due 05/01/2056	54,800	54,168
5.500% due 05/01/2056	33,500	33,651
6.000% due 05/01/2056	33,000	33,520

U.S. Small Business Administration
5.370% due 04/01/2028	210	211
5.490% due 05/01/2028	207	209
5.870% due 05/01/2026 - 07/01/2028	134	136
6.220% due 12/01/2028	35	35

Uniform Mortgage-Backed Security, TBA
1.500% due 05/01/2056	14,400	11,109
2.000% due 05/01/2041	18,600	17,116
2.500% due 04/01/2056	10,930	9,191
3.000% due 06/01/2040 - 05/01/2056	589,580	521,516
3.500% due 04/01/2041 - 05/01/2056	97,900	94,257
4.500% due 04/01/2041 - 05/01/2056	291,458	281,065
5.000% due 04/01/2041 - 05/01/2056	384,904	379,352
5.500% due 05/01/2056 - 06/01/2056	359,700	360,706
6.000% due 04/01/2056 - 07/01/2056	219,800	223,721

Vendee Mortgage Trust
6.213% due 01/15/2030 ~	41	42
6.500% due 03/15/2029	48	48

Total U.S. Government Agencies (Cost $3,153,673)		3,084,270

U.S. TREASURY OBLIGATIONS 15.6%

U.S. Treasury Bonds
4.125% due 08/15/2044	69,800	63,345
4.750% due 08/15/2055	131,600	128,269
4.875% due 08/15/2045	743	741

U.S. Treasury Notes
4.250% due 08/15/2035	830	827

Total U.S. Treasury Obligations (Cost $200,506)		193,182

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.8%

Adjustable Rate Mortgage Trust
4.898% due 09/25/2035 ~	$90	$77

Banc of America Funding Trust
4.370% due 05/20/2035 •	174	167
6.253% due 10/25/2036 þ	346	308
6.337% due 01/25/2037 þ	349	325

Banc of America Mortgage Trust
4.309% due 02/25/2036 ~	54	50
5.800% due 07/25/2034 ~	1	1

Bank of America Mortgage Trust
6.334% due 06/20/2031 ~	15	15

Bear Stearns ALT-A Trust
4.126% due 11/25/2036 ~	143	60
4.330% due 11/25/2036 ~	272	149
4.433% due 11/25/2036 ~	379	189
5.158% due 05/25/2035 ~	62	60

Bear Stearns ARM Trust
4.690% due 11/25/2030 ~	1	1
6.375% due 08/25/2033 ~	66	65
6.375% due 01/25/2034 ~	1	1

Bear Stearns Structured Products, Inc. Trust
3.920% due 12/26/2046 ~	461	358

Bella Vista Mortgage Trust
4.291% due 05/20/2045 •	89	56

Chase Mortgage Finance Trust
4.031% due 09/25/2036 ~	13	11
6.000% due 07/25/2037	1,493	621

Chevy Chase Funding LLC Mortgage-Backed Certificates
3.839% due 01/25/2035 ~	99	95
3.973% due 05/25/2036 •	40	39
4.043% due 08/25/2035 •	54	53

CHL Mortgage Pass-Through Trust
4.253% due 05/25/2035 •	318	282
4.333% due 02/25/2035 •	25	24
4.336% due 11/25/2037 ~	254	241
4.373% due 04/25/2035 •	171	166
4.433% due 03/25/2035 •	25	24
4.453% due 02/25/2035 •	194	185
4.473% due 02/25/2035 •	5	5
4.473% due 03/25/2036 •	3	3
4.493% due 02/25/2036 •	15	6
4.592% due 09/25/2047 ~	196	178
4.742% due 09/25/2034 ~	94	90
5.625% due 07/19/2031 ~	2	2
5.678% due 06/19/2031 ~	2	2

Citigroup Mortgage Loan Trust, Inc.
5.387% due 08/25/2035 ~	41	37
5.750% due 09/25/2035 •	43	44
6.500% due 06/25/2054 ~	1,253	1,278

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	306	281

Countrywide Alternative Loan Trust
4.173% due 09/25/2046 •	1,886	1,802
4.190% due 07/20/2046 •	188	166
4.193% due 05/25/2036 •	22	20
4.213% due 05/25/2035 •	245	239
4.233% due 05/25/2035 •	36	34
4.293% due 05/25/2035 •	66	62
4.293% due 09/25/2046 •	3,653	3,091
4.293% due 10/25/2046 •	261	236
4.313% due 07/25/2046 •	1,479	1,108
4.350% due 09/20/2046 •	5,462	4,975
4.353% due 12/25/2035 •	126	120
4.430% due 12/20/2035 •	341	326
4.473% due 10/25/2046 •	1,155	1,007
6.250% due 11/25/2036	520	376

Countrywide Alternative Loan Trust Resecuritization
10.706% due 08/25/2037 ~	80	34

Credit Suisse First Boston Mortgage Securities Corp.
5.523% due 06/25/2033 ~	3	3

CSMC Mortgage-Backed Trust
6.079% due 04/25/2037 þ	1,697	461

CSMC Trust
2.500% due 07/25/2056 ~	922	769

122	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.699% due 05/27/2053 ~	$4,260	$3,852

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.893% due 10/25/2036 •	5	4

FNT Mortgage-Backed Pass-Through Trust
6.750% due 08/21/2031	3	3

GreenPoint Mortgage Funding Trust
4.193% due 12/25/2046 •	1,015	1,030
4.333% due 04/25/2036 •	438	401

GreenPoint Mortgage Pass-Through Certificates
6.745% due 10/25/2033 ~	4	4

GS Mortgage Securities Corp. Trust
4.870% due 07/15/2031 •	2,000	1,549

GS Mortgage-Backed Securities Trust
3.000% due 09/25/2052 ~	13,601	11,811

GSR Mortgage Loan Trust
4.061% due 04/25/2036 ~	100	59
4.313% due 08/25/2046 •	2,056	438
4.394% due 06/25/2034 ~	6	5

HarborView Mortgage Loan Trust
2.267% due 11/19/2034 ~	14	12
4.051% due 03/19/2037 •	167	157
4.231% due 05/19/2046 •	510	143
5.370% due 08/19/2034 ~	320	300
5.498% due 08/19/2036 ~	18	17

HomeBanc Mortgage Trust
4.653% due 08/25/2029 •	40	39

IndyMac INDB Mortgage Loan Trust
4.393% due 11/25/2035 •	77	45

IndyMac INDX Mortgage Loan Trust
3.250% due 01/25/2036 ~	92	84
3.626% due 08/25/2035 ~	354	257
3.852% due 08/25/2036 ~	6,277	5,369
4.093% due 06/25/2037 •	285	89
4.213% due 05/25/2046 •	396	368
4.273% due 04/25/2035 •	38	32
4.273% due 07/25/2035 •	293	277
4.368% due 12/25/2034 ~	2	2
4.433% due 02/25/2035 •	52	49

JP Morgan Mortgage Trust
3.000% due 04/25/2052 ~	4,992	4,341
3.000% due 05/25/2052 ~	5,779	5,030
4.693% due 12/25/2049 •	1,024	1,008
4.743% due 08/25/2049 •	527	519
5.381% due 10/25/2035 ~	440	418

Lehman XS Trust
4.433% due 11/25/2046 •	1,568	1,233

Luminent Mortgage Trust
4.153% due 12/25/2036 •	175	173

MASTR Adjustable Rate Mortgages Trust
4.273% due 05/25/2037 •	313	124
4.473% due 05/25/2047 •	2,972	2,501

MASTR Reperforming Loan Trust
7.000% due 08/25/2034	58	39

MASTR Seasoned Securitization Trust
3.982% due 10/25/2032 ~	26	25

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.487% due 11/15/2031 •	38	37
4.667% due 11/15/2031 •	5	5

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.227% due 12/15/2030 •	47	46
4.267% due 06/15/2030 •	37	36

Merrill Lynch Alternative Note Asset Trust
4.393% due 03/25/2037 •	824	190

Merrill Lynch Mortgage Investors Trust
4.678% due 04/25/2035 ~	2	2
4.745% due 01/25/2029 ~	361	307
4.860% due 10/25/2028 •	2	2

Morgan Stanley Mortgage Loan Trust
4.303% due 02/25/2047 •	733	264
5.053% due 07/25/2035 ~	237	192

Mortgage Equity Conversion Asset Trust
4.260% due 05/25/2042 •	1,576	1,447

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	$3,546	$3,440

Nomura Asset Acceptance Corp. Alternative Loan Trust
7.000% due 02/19/2030 ~	77	77

OBX Trust
3.000% due 01/25/2052 ~	2,396	2,078

Prime Mortgage Trust
4.193% due 02/25/2034 •	4	4

RALI Trust
4.039% due 08/25/2035 ~	421	144
4.333% due 05/25/2046 •	300	229

RFMSI Trust
5.398% due 09/25/2035 ~	565	350

Sequoia Mortgage Trust
3.928% due 01/20/2047 ~	184	125
4.431% due 04/19/2027 •	2	2
4.491% due 10/19/2026 •	3	3
4.550% due 10/20/2027 •	2	2
5.172% due 04/25/2056 •	700	702

Structured Adjustable Rate Mortgage Loan Trust
3.859% due 01/25/2035 ~	48	48
4.348% due 11/25/2035 ~	119	111
4.443% due 08/25/2035 ~	4	3
4.528% due 06/25/2034 •	112	111
4.638% due 07/25/2035 ~	13	12
5.549% due 10/25/2037 •	589	542
5.550% due 07/25/2034 ~	8	8

Structured Asset Mortgage Investments II Trust
4.053% due 03/25/2037 •	57	22
4.173% due 06/25/2036 •	32	32
4.213% due 05/25/2036 •	342	242
4.253% due 05/25/2045 •	352	338
4.291% due 07/19/2035 •	284	273
4.393% due 08/25/2036 •	1,809	1,486
4.451% due 10/19/2034 •	23	22
4.491% due 03/19/2034 •	116	111

Structured Asset Mortgage Investments Trust
4.451% due 09/19/2032 •	72	68

Structured Asset Mortgage Investments, Inc.
6.750% due 05/02/2030 ~	49	0

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.132% due 06/25/2033 ~	1	1

TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ	833	182
6.470% due 09/25/2036 þ	9,085	218
6.515% due 07/25/2037 þ	1,290	470

Thornburg Mortgage Securities Trust
5.970% due 06/25/2043 ~	58	57

Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	4,402	4,237

WaMu Mortgage Pass-Through Certificates Trust
3.649% due 04/25/2037 ~	406	371
4.260% due 12/25/2036 ~	382	354
4.313% due 11/25/2045 •	320	303
4.373% due 10/25/2045 •	20	19
4.433% due 01/25/2045 •	68	66
4.433% due 07/25/2045 •	12	12
4.453% due 01/25/2045 •	162	163
4.641% due 12/25/2035 ~	71	67
4.699% due 11/25/2046 •	98	86
4.793% due 07/25/2044 •	33	32
4.843% due 12/25/2045 •	672	603
4.859% due 02/25/2046 •	395	368
5.059% due 11/25/2042 •	11	10
5.109% due 01/25/2047 •	451	409
5.192% due 08/25/2033 ~	75	74
5.259% due 06/25/2042 •	53	50
5.259% due 08/25/2042 •	92	91
5.302% due 09/25/2033 ~	36	35
5.600% due 03/25/2034 ~	2	2

Washington Mutual Mortgage Pass-Through Certificates Trust
6.768% due 07/25/2036 þ	2,086	425

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
5.979% due 11/25/2030 ~	4	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
6.414% due 07/25/2034 ~	$4	$5

Total Non-Agency Mortgage-Backed Securities (Cost $98,023)		84,012

ASSET-BACKED SECURITIES 3.1%

CMBS OTHER 0.2%

MF1 LLC
5.827% due 06/19/2037 •	1,815	1,816

MF1 Ltd.
4.874% due 10/16/2036 •	906	906

		2,722

HOME EQUITY OTHER 1.9%

ABFC Trust
4.493% due 06/25/2034 •	77	78
4.813% due 03/25/2032 •	84	86

ABFS Mortgage Loan Trust
6.785% due 07/15/2033 þ	430	343

ACE Securities Corp. Home Equity Loan Trust
3.913% due 10/25/2036 •	116	45
4.453% due 11/25/2035 •	51	60
4.843% due 07/25/2034 •	48	48

AFC Home Equity Loan Trust
4.603% due 06/25/2029 •	111	83

Amortizing Residential Collateral Trust
4.493% due 10/25/2031 •	43	42

AMRESCO Residential Securities Corp. Mortgage Loan Trust
4.733% due 06/25/2029 •	132	139

Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.528% due 10/25/2035 •	90	90

Asset-Backed Securities Corp. Home Equity Loan Trust
3.873% due 05/25/2037 •	1	1
4.307% due 06/15/2031 •	183	180

Bayview Financial Acquisition Trust
4.313% due 05/28/2037 •	543	521

Bear Stearns Asset-Backed Securities Trust
4.768% due 02/25/2034 •	245	252
5.293% due 11/25/2042 •	72	72
5.972% due 06/25/2043 ~	7	6

C-BASS Trust
3.304% due 01/25/2037 •	237	69

Centex Home Equity Loan Trust
4.093% due 01/25/2032 •	27	27
4.643% due 01/25/2032 •	160	177

Chase Funding Trust
4.393% due 07/25/2033 •	12	12
4.433% due 08/25/2032 •	269	268

Citigroup Global Markets Mortgage Securities VII, Inc.
5.143% due 01/25/2032 •	12	12

Citigroup Mortgage Loan Trust, Inc.
3.853% due 07/25/2045 •	120	85

Countrywide Asset-Backed Certificates
4.793% due 09/25/2032 •	637	661

Countrywide Asset-Backed Certificates Trust
4.073% due 07/25/2037 •	625	580
4.193% due 09/25/2037 •	340	319
4.693% due 10/25/2047 •	629	582

Credit Suisse First Boston Mortgage Securities Corp.
4.031% due 08/25/2032 •	62	61

Delta Funding Home Equity Loan Trust
4.607% due 09/15/2029 •	6	5

Ellington Loan Acquisition Trust
4.843% due 05/25/2037 •	614	610
4.893% due 05/25/2037 •	233	229

EMC Mortgage Loan Trust
4.533% due 05/25/2040 •	82	81

Encore Credit Receivables Trust
4.483% due 07/25/2035 •	1,456	1,438

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	123

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EquiFirst Mortgage Loan Trust
4.273% due 01/25/2034 •	$48	$48

Fremont Home Loan Trust
4.033% due 08/25/2036 •	5,688	1,754

GE-WMC Mortgage Securities Trust
3.873% due 08/25/2036 •	32	13

GMACM Home Equity Loan Trust
4.273% due 01/25/2029 •	4	3

GSAMP Trust
2.609% due 10/25/2036 •	7,470	32
4.073% due 12/25/2036 •	820	438

Home Equity Mortgage Loan Asset-Backed Trust
4.013% due 04/25/2037 •	512	405

JP Morgan Mortgage Acquisition Trust
3.953% due 08/25/2036 •	33	14

Long Beach Mortgage Loan Trust
4.353% due 10/25/2034 •	51	50
4.843% due 10/25/2034 •	24	21
5.218% due 03/25/2032 •	12	20

MASTR Asset-Backed Securities Trust
4.543% due 12/25/2034 •	348	362

Merrill Lynch Mortgage Investors Trust
3.913% due 10/25/2037 •	936	132
3.953% due 09/25/2037 •	121	24

Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	434	205
6.000% due 02/25/2037 ~	607	340

NovaStar Mortgage Funding Trust
4.053% due 03/25/2037 •	1,282	841

Option One Mortgage Loan Trust
4.073% due 01/25/2037 •	431	251
4.573% due 02/25/2035 •	977	943

Option One Mortgage Loan Trust Asset-Backed Certificates
4.483% due 11/25/2035 •	139	135

RCKT Mortgage Trust
6.025% due 02/25/2044 ~	325	327

Renaissance Home Equity Loan Trust
3.723% due 08/25/2033 •	128	119
4.513% due 11/25/2034 •	108	96
4.553% due 12/25/2032 •	13	13
4.993% due 08/25/2032 •	183	175

Residential Asset Mortgage Products Trust
4.738% due 09/25/2035 •	1,134	1,124

Residential Asset Securities Corporation Trust
4.373% due 06/25/2033 •	32	31

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SACO I Trust
4.313% due 06/25/2036 •	$14	$14

Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •	1,976	410

Soundview Home Loan Trust
3.913% due 11/25/2036 •	56	15

Structured Asset Investment Loan Trust
4.723% due 06/25/2035 •	6,394	6,246
5.068% due 12/25/2034 •	976	961

Structured Asset Securities Corp. Trust
4.483% due 09/25/2035 •	295	285

		23,109

HOME EQUITY SEQUENTIAL 0.0%

JP Morgan Mortgage Acquisition Trust
4.053% due 03/25/2037 •	53	52

Morgan Stanley Mortgage Loan Trust
4.513% due 04/25/2037 •	193	51

		103

MANUFACTURING HOUSE ABS OTHER 0.0%

UCFC Manufactured Housing Contract
7.900% due 01/15/2028 ~	10	9

WHOLE LOAN COLLATERAL 0.0%

Bear Stearns Asset-Backed Securities Trust
4.593% due 09/25/2046 •	386	365

GSAMP Trust
4.593% due 02/25/2033 •	7	8

Residential Asset Mortgage Products Trust
4.393% due 03/25/2036 •	25	26

		399

OTHER ABS 1.0%

CIFC Funding Ltd.
4.880% due 10/24/2030 •	78	78
5.078% due 07/17/2037 •	5,000	5,007

Dryden 64 CLO Ltd.
4.899% due 04/18/2031 •	910	911

Gallatin CLO VIII Ltd.
5.024% due 07/15/2031 •	1,904	1,906

KKR CLO 21 Ltd.
4.934% due 04/15/2031 •	128	129

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LCM 30 Ltd.
5.009% due 04/20/2031 •	$1,260	$1,262

SLM Student Loan Trust
5.153% due 12/15/2033 •	937	927

Venture 36 CLO Ltd.
5.059% due 04/20/2032 •	1,643	1,645

		11,865

Total Asset-Backed Securities (Cost $50,449)		38,207

	SHARES
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (e)	2,362,465	2,362

Total Short-Term Instruments (Cost $2,362)		2,362

Total Investments in Securities (Cost $3,527,205)		3,423,338

INVESTMENTS IN AFFILIATES 3.3%

SHORT-TERM INSTRUMENTS 3.3%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%

PIMCO Short-Term Floating NAV Portfolio III	4,130,531	40,227

Total Short-Term Instruments (Cost $40,223)		40,227

Total Investments in Affiliates (Cost $40,223)		40,227

Total Investments 280.5% (Cost $3,567,428)		$3,463,565

Financial Derivative Instruments (f)(g) (0.0)% (Cost or Premiums, net $1,803)		(306)

Other Assets and Liabilities, net (180.5)%		(2,228,509)

Net Assets 100.0%		$1,234,750

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Coupon represents a 7-Day Yield.

124	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (63.6)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	$39,000	$(34,678)	$(34,823)
Uniform Mortgage-Backed Security, TBA	2.000	04/01/2056	14,508	(11,831)	(11,689)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2056	231,792	(184,827)	(186,656)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	264,600	(241,196)	(242,048)
Uniform Mortgage-Backed Security, TBA	6.500	06/01/2056	299,700	(309,815)	(309,795)

Total Short Sales (63.6)%				$(782,347)	$(785,011)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(12,898) at a weighted average interest rate of 4.240%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2026	11,580	$1,252,721	$(17,365)	$1,606	$(4)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2026	902	$(100,164)	$1,967	$0	$(211)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	5,169	(586,762)	13,079	0	(1,535)

				$15,046	$0	$(1,746)

Total Futures Contracts				$(2,319)	$1,606	$(1,750)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/21/2026	$23,500	$(21)	$141	$120	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	04/10/2030	30,900	154	(363)	(209)	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.560	Annual	05/08/2030	22,910	175	(317)	(142)	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	39,200	547	692	1,239	0	(38)
Pay	1-Day USD-SOFR Compounded-OIS	4.118	Annual	10/10/2030	33,900	(193)	960	767	36	0
Pay	1-Day USD-SOFR Compounded-OIS	4.135	Annual	10/10/2030	32,200	(134)	889	755	34	0
Pay	1-Day USD-SOFR Compounded-OIS	4.145	Annual	10/10/2030	13,400	(54)	374	320	14	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/10/2030	41,400	(208)	1,217	1,009	43	0
Receive	1-Day USD-SOFR Compounded-OIS	4.185	Annual	10/10/2030	66,000	323	(2,023)	(1,700)	0	(69)
Pay	1-Day USD-SOFR Compounded-OIS	4.012	Annual	11/08/2030	37,700	(266)	947	681	40	0
Pay	1-Day USD-SOFR Compounded-OIS	4.180	Annual	11/08/2030	43,000	(288)	1,399	1,111	45	0
Pay	1-Day USD-SOFR Compounded-OIS	4.192	Annual	11/08/2030	12,500	(83)	413	330	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	12/22/2030	20,500	829	(766)	63	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	01/10/2031	47,300	210	(17)	193	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	6,900	145	(174)	(29)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	14,000	301	248	549	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	13,800	289	129	418	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	10,500	232	48	280	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	60,000	(459)	293	(166)	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032	23,000	267	(38)	229	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Annual	07/15/2032	26,700	0	3,185	3,185	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	2.998	Annual	09/16/2032	11,000	99	396	495	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.275	Annual	10/06/2032	16,400	0	449	449	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/28/2032	5,300	40	72	112	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.453	Annual	03/08/2033	14,600	54	185	239	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.260	Annual	06/08/2033	8,800	94	228	322	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	33,500	(125)	309	184	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	26,800	1,129	275	1,404	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	73,100	(1,251)	1,850	599	0	(63)

Total Swap Agreements						$1,806	$11,001	$12,807	$327	$(489)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	125

Schedule of Investments	PIMCO Mortgage and Short-Term Investments Portfolio	(Cont.)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$1,606	$327	$1,933	$0	$(1,750)	$(489)	$ (2,239)

Cash of $19,727 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(1)

Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
GST	Structured Asset Investment Loan Trust 5.034% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

Total Swap Agreements						$(3)	$3	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,606	$1,606
Swap Agreements	0	0	0	0	327	327

	$0	$0	$0	$0	$1,933	$1,933

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,750	$1,750
Swap Agreements	0	0	0	0	489	489

	$0	$0	$0	$0	$2,239	$2,239

126	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,064	$4,064
Swap Agreements	0	0	0	0	5,602	5,602

	$0	$0	$0	$0	$9,666	$9,666

Over the counter
Purchased Options	$0	$0	$0	$0	$(271)	$(271)

	$0	$0	$0	$0	$9,395	$9,395

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(11,613)	$(11,613)
Swap Agreements	0	0	0	0	(2,106)	(2,106)

	$0	$0	$0	$0	$(13,719)	$(13,719)

Over the counter
Purchased Options	$0	$0	$0	$0	$152	$152

	$0	$0	$0	$0	$(13,567)	$(13,567)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$50	$0	$50
Industrials	0	17,339	0	17,339
Municipal Bonds & Notes
Texas	0	3,916	0	3,916
U.S. Government Agencies	0	3,084,251	19	3,084,270
U.S. Treasury Obligations	0	193,182	0	193,182
Non-Agency Mortgage-Backed Securities	0	84,012	0	84,012
Asset-Backed Securities
CMBS Other	0	2,722	0	2,722
Home Equity Other	0	23,109	0	23,109
Home Equity Sequential	0	103	0	103
Manufacturing House ABS Other	0	9	0	9
Whole Loan Collateral	0	399	0	399
Other ABS	0	11,865	0	11,865
Short-Term Instruments
Mutual Funds	2,362	0	0	2,362

	$2,362	$3,420,957	$19	$3,423,338

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$40,227	$0	$0	$40,227

Total Investments	$42,589	$3,420,957	$19	$3,463,565

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(785,011)	$0	$(785,011)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,933	$0	$1,933

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2,239)	$0	$(2,239)

Total Financial Derivative Instruments	$0	$(306)	$0	$(306)

Totals	$42,589	$2,635,640	$19	$2,678,248

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	127

Schedule of Investments	PIMCO Municipal Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 89.7%

MUNICIPAL BONDS & NOTES 89.5%

ARIZONA 1.9%

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2023
5.000% due 01/01/2050	$2,000	$	2,064

ARKANSAS 1.3%

County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023
4.250% due 03/01/2048	1,500		1,407

CALIFORNIA 7.7%

California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	500		528

California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	445		445

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019
3.678% due 06/01/2038	700		681

Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023
4.000% due 09/01/2058	1,250		1,110

Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000		1,037

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023
5.250% due 07/01/2058	2,300		2,351

San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2025
5.500% due 05/01/2055	1,000		1,057

South San Francisco Unified School, California General Obligation Bonds, Series 2023
4.000% due 09/01/2048	1,000		966

			8,175

COLORADO 6.2%

Board of Governors of Colorado State University System Revenue Bonds, Series 2017
4.000% due 03/01/2045	3,000		2,820

Colorado School of Mines Revenue Bonds, Series 2024
5.000% due 12/01/2054	1,000		1,022

Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2025
5.250% due 11/15/2055	1,700		1,785

Denver, Colorado Airport System City & County Revenue Bonds, Series 2018
4.000% due 12/01/2043	1,000		928

			6,555

CONNECTICUT 2.6%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017
4.000% due 07/01/2047	3,000		2,733

DISTRICT OF COLUMBIA 0.5%

District of Columbia General Obligation Bonds, Series 2024
5.000% due 08/01/2049	500		520

FLORIDA 1.4%

Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,500		1,463

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
GEORGIA 1.1%

DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2025
5.000% due 10/01/2055	$200	$	206

Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2059	1,000		998

			1,204

ILLINOIS 3.7%

Chicago O’Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	1,000		991

Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2037	1,000		1,075

Illinois State Toll Highway Authority Revenue Bonds, Series 2020
5.000% due 01/01/2045	1,000		1,035

Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	1,000		862

			3,963

INDIANA 0.8%

Indiana Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2049	1,000		884

KENTUCKY 1.0%

University of Kentucky Revenue Bonds, Series 2025
5.250% due 04/01/2050	1,000		1,042

LOUISIANA 0.7%

Louisiana Stadium and Exposition District Revenue Bonds, Series 2023
5.000% due 07/01/2040	685		731

MARYLAND 1.6%

Maryland Department of Transportation State Revenue Bonds, Series 2021
5.000% due 08/01/2034	1,600		1,714

MASSACHUSETTS 1.2%

Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 08/01/2048	300		314

Massachusetts Development Finance Agency Revenue Bonds, Series 2018
5.000% due 07/01/2048	1,000		999

			1,313

MICHIGAN 1.2%

Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023
5.250% due 07/01/2053	1,250		1,290

MINNESOTA 2.4%

St Cloud, Minnesota Revenue Bonds, Series 2019
5.000% due 05/01/2048	2,500		2,522

NEVADA 2.4%

Las Vegas Convention & Visitors Authority, Nevada Revenue Bonds, Series 2023
5.000% due 07/01/2049	1,000		1,024

Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
0.000% due 06/01/2034 (a)	980		658

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
0.000% due 06/01/2036 (a)	$1,520	$	910

			2,592

NEW JERSEY 3.8%

Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023
5.000% due 08/15/2053	1,000		1,032

New Jersey Economic Development Authority Revenue Bonds, Series 2021
4.000% due 06/15/2040	1,000		983

New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2039	1,000		998

New Jersey Turnpike Authority Revenue Bonds, Series 2024
5.250% due 01/01/2054	1,000		1,043

			4,056

NEW YORK 11.6%

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	300		316
5.250% due 06/15/2053	400		416

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
5.000% due 08/01/2042	3,100		3,198

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 11/01/2047	1,000		1,042

New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 10/01/2048	500		542

New York State Dormitory Authority Revenue Bonds, Series 2023
5.000% due 03/15/2042	2,000		2,144

New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2046	1,000		1,047

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020
4.200% due 11/01/2054 (c)	695		631

New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2063	1,000		1,014

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023
5.000% due 06/30/2049	1,000		995

Town of Hempstead, New York General Obligation Bonds, Series 2024
4.000% due 05/01/2047	1,000		965

			12,310

OHIO 0.4%

Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	400		435

OREGON 1.0%

Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022
5.000% due 06/15/2052	1,000		1,022

PENNSYLVANIA 9.6%

Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017
4.000% due 02/15/2039	2,500		2,451

Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2022
4.000% due 02/15/2037	1,000		997

128	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Pennsylvania Economic Development Financing Authority Revenue Bonds, (AGM Insured), Series 2022
5.000% due 12/31/2057	$1,575	$	1,574

Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	1,000		1,000

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019
4.000% due 08/15/2049	1,000		879

Pennsylvania Turnpike Commission Revenue Bonds, Series 2018
5.000% due 12/01/2043	3,250		3,348

			10,249

RHODE ISLAND 1.0%

Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2043	1,000		1,021

TENNESSEE 1.0%

Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	1,000		1,089

TEXAS 15.3%

Athens Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2055	745		761

Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2053	1,000		1,019

Grand Parkway Transportation Corp. Texas Revenue Bonds, (AGM/CR Insured), Series 2020
4.000% due 10/01/2049	1,880		1,705

Houston, Texas Airport System Revenue Bonds, (AGM Insured), Series 2023
5.000% due 07/01/2038	150		160

Houston, Texas General Obligation Bonds, Series 2024
5.250% due 03/01/2049	1,000		1,051

Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
4.500% due 02/15/2047	1,000		995

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	$1,550	$	1,487

Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 08/15/2050	1,500		1,551

Odem-Edroy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	1,115		1,148

SA Energy Acquisition Public Facility Corp. Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000		2,054

San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2023
5.500% due 02/01/2050	1,000		1,062

Texas State University System Revenue Bonds, Series 2024
5.000% due 03/15/2042	900		970

Texas Transportation Commission Revenue Bonds, Series 2019
5.000% due 08/01/2057	1,000		1,002

Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	800		815
5.000% due 10/15/2058	500		511

			16,291

UTAH 3.7%

Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2037	1,200		1,316
5.250% due 07/01/2043	1,500		1,596
5.250% due 07/01/2048	1,000		1,034

			3,946

VIRGINIA 3.0%

Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022
4.000% due 07/01/2057	2,500		2,145

Henrico County, Virginia Economic Development Authority Revenue Bonds, Series 2025
5.000% due 11/01/2048	1,000		1,009

			3,154

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

WASHINGTON 0.9%

Port of Seattle, Washington Revenue Bonds, Series 2021
4.000% due 08/01/2041	$1,000	$	964

WISCONSIN 0.5%

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016
4.000% due 11/15/2046	550		502
Total Municipal Bonds & Notes (Cost $97,155)			95,211

	SHARES
SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class 3.720% (b)	190,524		191

Total Short-Term Instruments (Cost $191)			191

Total Investments in Securities (Cost $97,346)			95,402

INVESTMENTS IN AFFILIATES 5.4%

SHORT-TERM INSTRUMENTS 5.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%

PIMCO Short-Term Floating NAV Portfolio III	592,263		5,768

Total Short-Term Instruments (Cost $5,768)			5,768

Total Investments in Affiliates (Cost $5,768)			5,768

Total Investments 95.1% (Cost $103,114)		$	101,170

Other Assets and Liabilities, net 4.9%			5,212

Net Assets 100.0%		$	106,382

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Zero coupon security.
(b)	Coupon represents a 7-Day Yield.

(c) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	11/18/2021	$754	$631	0.59%

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	129

Schedule of Investments	PIMCO Municipal Portfolio	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Municipal Bonds & Notes
Arizona	$0	$2,064	$0	$2,064
Arkansas	0	1,407	0	1,407
California	0	8,175	0	8,175
Colorado	0	6,555	0	6,555
Connecticut	0	2,733	0	2,733
District of Columbia	0	520	0	520
Florida	0	1,463	0	1,463
Georgia	0	1,204	0	1,204
Illinois	0	3,963	0	3,963
Indiana	0	884	0	884
Kentucky	0	1,042	0	1,042
Louisiana	0	731	0	731
Maryland	0	1,714	0	1,714
Massachusetts	0	1,313	0	1,313
Michigan	0	1,290	0	1,290
Minnesota	0	2,522	0	2,522
Nevada	0	2,592	0	2,592
New Jersey	0	4,056	0	4,056
New York	0	12,310	0	12,310

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Ohio	$0	$435	$0	$435
Oregon	0	1,022	0	1,022
Pennsylvania	0	10,249	0	10,249
Rhode Island	0	1,021	0	1,021
Tennessee	0	1,089	0	1,089
Texas	0	16,291	0	16,291
Utah	0	3,946	0	3,946
Virginia	0	3,154	0	3,154
Washington	0	964	0	964
Wisconsin	0	502	0	502
Short-Term Instruments
Mutual Funds	191	0	0	191

	$191	$95,211	$0	$95,402

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,768	$0	$0	$5,768

Total Investments	$5,959	$95,211	$0	$101,170

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

130	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Real Return Portfolio	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.5%

U.S. TREASURY OBLIGATIONS 178.4%

U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$7,532	$4,011
0.125% due 02/15/2052	7,827	4,068
0.250% due 02/15/2050	8,829	5,004
0.625% due 02/15/2043	9,619	7,094
0.750% due 02/15/2042	12,118	9,346
0.750% due 02/15/2045	15,385	11,065
0.875% due 02/15/2047	11,896	8,447
1.000% due 02/15/2046	10,527	7,817
1.000% due 02/15/2048	10,761	7,738
1.000% due 02/15/2049	6,850	4,854
1.375% due 02/15/2044	15,963	13,203
1.500% due 02/15/2053	9,300	7,136
1.750% due 01/15/2028	9,390	9,528
2.125% due 02/15/2040 (c)	2,257	2,211
2.125% due 02/15/2041	6,430	6,228
2.125% due 02/15/2054	11,020	9,727
2.375% due 01/15/2027	11,127	11,323
2.375% due 02/15/2055 (c)	8,245	7,671
2.375% due 02/15/2056	5,018	4,665
3.625% due 04/15/2028	5,550	5,837
3.875% due 04/15/2029	3,575	3,858
0.125% due 10/15/2026	8,188	8,259
0.125% due 04/15/2027 (c)	27,528	27,375
0.125% due 01/15/2030	21,880	20,948
0.125% due 07/15/2030	19,026	18,117
0.125% due 01/15/2031 (c)	19,164	18,023
0.125% due 07/15/2031 (c)	34,776	32,503
0.125% due 01/15/2032	25,505	23,481
0.250% due 07/15/2029	17,927	17,440

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.375% due 01/15/2027	$24,503	$24,553
0.375% due 07/15/2027	22,601	22,601
0.500% due 01/15/2028	24,127	23,947
0.625% due 07/15/2032 (c)	35,818	33,806
0.750% due 07/15/2028	24,228	24,163
0.875% due 01/15/2029	24,600	24,426
1.125% due 10/15/2030 (c)	26,844	26,612
1.125% due 01/15/2033 (c)	30,679	29,558
1.250% due 04/15/2028 (c)	26,672	26,784
1.375% due 07/15/2033 (c)	27,841	27,225
1.625% due 10/15/2027 (c)	29,642	30,112
1.625% due 10/15/2029	19,431	19,745
1.625% due 04/15/2030 (c)	31,262	31,585
1.750% due 01/15/2034 (c)	36,712	36,571
1.875% due 07/15/2034 (c)	29,538	29,695
1.875% due 07/15/2035 (c)	31,296	31,153
1.875% due 01/15/2036 (c)	17,116	16,915
2.125% due 04/15/2029 (c)	32,279	33,148
2.125% due 01/15/2035 (c)	32,461	33,019
2.375% due 10/15/2028 (c)	26,757	27,709

Total U.S. Treasury Obligations (Cost $881,476)		870,304

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.073% due 01/25/2035 •	19	19

Merrill Lynch Mortgage Investors Trust
4.213% due 07/25/2030 •	112	105

Total Non-Agency Mortgage-Backed Securities (Cost $128)		124

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (b)	586,055	$586

Total Short-Term Instruments (Cost $586)		586

Total Investments in Securities (Cost $882,190)		871,014

INVESTMENTS IN AFFILIATES 0.4%

SHORT-TERM INSTRUMENTS 0.4%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%

PIMCO Short-Term Floating NAV Portfolio III	205,153	1,998

Total Short-Term Instruments (Cost $1,998)		1,998

Total Investments in Affiliates (Cost $1,998)		1,998

Total Investments 178.9% (Cost $884,188)		$873,012

Financial Derivative Instruments (d)(e) 0.0% (Cost or Premiums, net $0)		27

Other Assets and Liabilities, net (78.9)%		(385,140)

Net Assets 100.0%		$487,899

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOM	3.770%	03/06/2026	04/06/2026	$(188,054)	$(188,566)
BOO	3.740	04/01/2026	04/08/2026	(31,525)	(31,525)
BSN	3.770	03/06/2026	04/06/2026	(71,596)	(71,791)
CTR	3.750	04/01/2026	04/02/2026	(69,830)	(69,830)
	3.790	03/31/2026	04/01/2026	(100,644)	(100,644)
DEU	3.670	03/25/2026	04/01/2026	(9,789)	(9,796)
	3.760	03/18/2026	04/08/2026	(18,126)	(18,153)
	3.760	03/25/2026	04/01/2026	(598)	(598)
	3.760	03/30/2026	04/06/2026	(100)	(100)
	3.760	03/31/2026	04/07/2026	(100)	(100)
	3.770	03/04/2026	04/08/2026	(701)	(703)
	3.770	03/24/2026	04/07/2026	(1,420)	(1,421)
	3.780	03/26/2026	04/02/2026	(299)	(299)
JPS	3.760	04/01/2026	04/07/2026	(9,826)	(9,826)

Total Reverse Repurchase Agreements					$(503,352)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	131

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOM	$0	$(188,566)	$0	$(188,566)	$187,652	$(914)
BOO	0	(31,525)	0	(31,525)	0	(31,525)
BSN	0	(71,791)	0	(71,791)	71,640	(151)
CTR	0	(170,474)	0	(170,474)	101,530	(68,944)
DEU	0	(31,170)	0	(31,170)	30,795	(375)
JPS	0	(9,826)	0	(9,826)	0	(9,826)

Total Borrowings and Other Financing Transactions	$0	$(503,352)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$(10,394)	$0	$0	$0	$(10,394)
U.S. Treasury Obligations	(100,644)	(281,133)	0	0	(381,777)

Total Borrowings	$(111,038)	$(281,133)	$0	$0	$(392,171)

Payable for reverse repurchase agreements(3)					$(392,171)

(c)	Securities with an aggregate market value of $391,617 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(375,067) at a weighted average interest rate of 4.164%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(3)	Unsettled reverse repurchase agreements liability of $(111,181) is outstanding at period end.

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2026	150	$16,227	$(227)	$21	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	72	8,173	(146)	21	0

				$(373)	$42	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	37	$(7,675)	$54	$0	$(3)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	61	(7,110)	238	0	(13)

				$292	$0	$(16)

Total Futures Contracts				$(81)	$42	$(16)

132	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	CPURNSA	3.300%	Maturity	06/04/2026	$2,200	$0	$(1)	$(1)	$0	$(6)
Pay	CPURNSA	3.434	Maturity	08/27/2026	4,700	0	(12)	(12)	5	0

Total Swap Agreements						$0	$(13)	$(13)	$5	$(6)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$42	$5	$47	$0	$(16)	$(6)	$(22)

Cash of $904 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
IND	04/2026	EUR	90		$106	$2	$0

SOG	04/2026		$103	EUR	90	0	0
	05/2026	EUR	90		$104	0	0

Total Forward Foreign Currency Contracts						$2	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
IND	$2	$0	$0	$2	$0	$0	$0	$0	$2	$0	$2

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	133

Schedule of Investments	PIMCO Real Return Portfolio	(Cont.)

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$42	$42
Swap Agreements	0	0	0	0	5	5

	$0	$0	$0	$0	$47	$47

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$0	$0	$2	$47	$49

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$16	$16
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$22	$22

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$473	$473
Swap Agreements	0	0	0	0	(22)	(22)

	$0	$0	$0	$0	$451	$451

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(4)	$0	$(4)

	$0	$0	$0	$(4)	$451	$447

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(309)	$(309)
Swap Agreements	0	0	0	0	74	74

	$0	$0	$0	$0	$(235)	$(235)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2	$0	$2

	$0	$0	$0	$2	$(235)	$(233)

134	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
U.S. Treasury Obligations	$0	$870,304	$0	$870,304
Non-Agency Mortgage-Backed Securities	0	124	0	124
Short-Term Instruments
Mutual Funds	586	0	0	586

	$586	$870,428	$0	$871,014

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,998	$0	$0	$1,998

Total Investments	$2,584	$870,428	$0	$873,012

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$47	$0	$47
Over the counter	0	2	0	2

	$0	$49	$0	$49

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(22)	$0	$(22)

Total Financial Derivative Instruments	$0	$27	$0	$27

Totals	$2,584	$870,455	$0	$873,039

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	135

Schedule of Investments	PIMCO Sector Fund Series - AM

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.9%

U.S. GOVERNMENT AGENCIES 166.7%

Federal Home Loan Mortgage Corp.
5.000% due 11/01/2053	$3,906	$3,871
5.500% due 04/01/2054 - 07/01/2054	2,106	2,126
6.000% due 05/01/2054 - 04/01/2055	3,696	3,841
6.500% due 09/01/2053 - 08/01/2055	534	562

Federal Home Loan Mortgage Corp. REMICS
3.000% due 10/25/2049 (a)	2,562	339
4.612% due 08/25/2054 •	678	683

Federal Home Loan Mortgage Corp. STRIPS
2.500% due 04/25/2052 (a)	3,220	496

Federal National Mortgage Association
4.000% due 04/01/2043 - 08/01/2051	1,466	1,408
4.300% due 12/01/2029 - 12/01/2032	1,401	1,395
4.740% due 04/01/2030	245	246
4.880% due 06/01/2028	500	508
5.140% due 02/01/2035	500	519
6.000% due 09/01/2054 - 04/01/2055	2,505	2,568
6.500% due 11/01/2053 - 07/01/2054	181	190
7.000% due 03/01/2045	409	430

Federal National Mortgage Association Interest STRIPS
2.000% due 04/25/2052 (a)	914	116

Federal National Mortgage Association REMICS
3.000% due 10/25/2051 (a)	1,847	332
4.326% due 09/25/2041 •	1,129	1,124
4.500% due 05/25/2049 (a)	476	92
4.912% due 05/25/2054 •	3,234	3,253
5.012% due 01/25/2055 •	2,504	2,524
5.112% due 06/25/2054 •	1,935	1,953
5.362% due 05/25/2055 •	460	465

Government National Mortgage Association
3.000% due 01/20/2056 - 02/20/2056	998	892
4.500% due 07/15/2049 - 07/20/2054	693	672
5.000% due 03/20/2053	2,730	2,727
5.500% due 03/20/2036 - 05/20/2036	1,919	1,951

Government National Mortgage Association REMICS
4.391% due 01/20/2068 •	311	312
4.393% due 03/20/2070 •	329	329

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.573% due 08/20/2072 •	$2,549	$2,573
4.723% due 08/20/2053 •	1,450	1,457
5.173% due 07/20/2071 •	874	897

Government National Mortgage Association, TBA
2.000% due 05/01/2056	500	413
2.500% due 04/01/2056	3,000	2,581
3.500% due 04/01/2056	6,865	6,298
4.000% due 04/01/2056 - 05/01/2056	2,000	1,873
5.000% due 06/01/2040	1,400	1,382
6.500% due 05/01/2056	2,000	2,073

Uniform Mortgage-Backed Security, TBA
2.000% due 04/01/2041 - 05/01/2056	9,300	7,627
2.500% due 04/01/2041 - 05/01/2056	4,200	3,582
3.000% due 06/01/2040 - 04/01/2056	10,800	9,477
3.500% due 04/01/2041 - 06/01/2056	2,400	2,267
4.500% due 04/01/2056 - 05/01/2056	3,700	3,571
5.000% due 04/01/2056 - 05/01/2056	2,600	2,562
5.500% due 05/01/2041	500	509
6.000% due 06/01/2056	3,800	3,868
6.500% due 06/01/2056	1,900	1,964

Total U.S. Government Agencies (Cost $90,528)		90,898

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.3%

ACRA Trust
5.608% due 10/25/2064 þ	1,472	1,477

Citigroup Mortgage Loan Trust, Inc.
5.012% due 07/25/2054 •	1,510	1,518

MFA Trust
4.250% due 02/25/2066 ~	1,653	1,577

NYMT Loan Trust
5.379% due 06/25/2069 ~	1,581	1,586

Total Non-Agency Mortgage-Backed Securities (Cost $6,129)		6,158

	SHARES	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.9%

MUTUAL FUNDS 0.4%

State Street Institutional U.S. Government Money Market Fund, Premier Class

3.720% (d)	195,838	$196

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
3.683% due 06/30/2026 (b)(c)	$273	271

Total Short-Term Instruments (Cost $466)		467

Total Investments in Securities (Cost $97,123)		97,523

	SHARES
INVESTMENTS IN AFFILIATES 11.1%

SHORT-TERM INSTRUMENTS 11.1%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.1%

PIMCO Short-Term Floating NAV Portfolio III	622,596	6,063

Total Short-Term Instruments (Cost $6,063)		6,063

Total Investments in Affiliates (Cost $6,063)		6,063

Total Investments 190.0% (Cost $103,186)		$103,586

Financial Derivative Instruments (e)(f) 1.4% (Cost or Premiums, net $998)		781

Other Assets and Liabilities, net (91.4)%		(49,846)

Net Assets 100.0%		$54,521

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (10.0)%
Government National Mortgage Association, TBA	3.000%	04/01/2056	1,000	$(889)	$(893)
Government National Mortgage Association, TBA	4.500	05/01/2056	100	(97)	(97)
Government National Mortgage Association, TBA	5.500	05/01/2056	1,000	(1,007)	(1,005)
Uniform Mortgage-Backed Security, TBA	4.000	05/01/2056	1,500	(1,402)	(1,414)
Uniform Mortgage-Backed Security, TBA	4.000	06/11/2056	400	(381)	(377)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2056	1,300	(1,279)	(1,282)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2056	400	(404)	(401)

Total Short Sales (10.0)%				$(5,459)	$(5,469)

136	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(3,475) at a weighted average interest rate of 4.469%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2026	28	$3,029	$(38)	$4	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	6	681	(16)	2	0

				$(54)	$6	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Note June Futures	06/2026	73	$(8,106)	$159	$0	$(17)

Total Futures Contracts				$105	$6	$(17)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$	3,500	$10	$(17)	$(7)	$1	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,800	7	3	10	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	10/16/2032		1,000	(5)	24	19	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		900	(20)	18	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033		200	(4)	4	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		4,100	36	(55)	(19)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		600	39	(13)	26	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		900	30	17	47	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		1,600	(13)	27	14	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		400	(12)	8	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/17/2036		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		200	(2)	24	22	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,200	51	(21)	30	4	0

Total Swap Agreements							$116	$19	$135	$11	$(10)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$6	$11	$17	$0	$(17)	$(10)	$(27)

Cash of $507 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	137

Schedule of Investments	PIMCO Sector Fund Series - AM	(Cont.)

(f) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.480%	07/14/2026	1,200	$10	$8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.095	04/06/2026	500	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	200	18	14
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	200	18	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	100	9	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	100	9	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	1,000	89	75
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	500	45	44
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	600	54	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	300	27	25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	200	17	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	200	17	17
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.623	08/20/2035	4,500	390	367
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	200	17	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	200	17	16

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.947	04/06/2026	800	1	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.123	06/04/2026	300	2	2

BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.900	05/29/2026	100	1	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.055	04/07/2026	300	1	0

FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	3,900	13	0

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	200	18	14
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	200	18	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	200	18	15
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	200	18	17

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	200	18	14
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	200	18	18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	200	17	17
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	200	17	16

MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	12/07/2026	700	2	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	200	18	16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	200	18	17

							$936	$852

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 05/01/2056	$96.590	05/06/2026	1,000	$2	$8

JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.469	06/04/2026	500	2	3
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.469	06/04/2026	500	2	1

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 05/01/2056	99.094	05/06/2026	500	0	1

					$6	$13

Total Purchased Options					$942	$865

WRITTEN OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.780%	07/14/2026	1,300	$(10)	$(14)

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	05/06/2026	500	(1)	(3)

BRC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	05/06/2026	200	0	(1)

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.450	06/05/2026	400	(2)	(1)

							$ (13)	$(19)

138	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

OPTIONS ON SECURITIES

Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	$102.313	05/06/2026	1,000	$(2)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2056	102.313	05/06/2026	1,000	(2)	(5)

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.094	04/06/2026	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.273	04/06/2026	1,000	(3)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.641	04/06/2026	1,000	(2)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	94.375	06/04/2026	500	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	95.207	06/04/2026	1,000	(5)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	97.375	06/04/2026	500	(3)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 06/01/2056	98.207	06/04/2026	1,000	(4)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.375	06/04/2026	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	102.172	06/04/2026	500	(1)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 04/01/2056	103.531	04/06/2026	3,500	(5)	(3)

SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.313	04/06/2026	500	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 04/01/2056	94.813	04/06/2026	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 04/01/2056	96.859	04/06/2026	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2056	101.113	04/06/2026	1,500	(5)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 04/01/2056	102.234	04/06/2026	3,000	(5)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 06/01/2056	101.977	06/04/2026	500	(1)	(2)

					$(47)	$(55)

Total Written Options					$(60)	$(74)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
BOA	$0	$683	$0	$683	$0	$(19)	$0	$(19)	$664	$0	$664
BPS	0	3	0	3	0	(3)	0	(3)	0	0	0
BRC	0	1	0	1	0	(1)	0	(1)	0	0	0
GLM	0	64	0	64	0	0	0	0	64	0	64
GSC	0	8	0	8	0	(26)	0	(26)	(18)	0	(18)
JPM	0	69	0	69	0	0	0	0	69	0	69
MYC	0	36	0	36	0	(1)	0	(1)	35	0	35
SAL	0	1	0	1	0	(24)	0	(24)	(23)	0	(23)

Total Over the Counter	$0	$865	$0	$865	$0	$(74)	$0	$(74)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$6	$6
Swap Agreements	0	0	0	0	11	11

	$0	$0	$0	$0	$17	$17

Over the counter
Purchased Options	$0	$0	$0	$0	$865	$865

	$0	$0	$0	$0	$882	$882

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	139

Schedule of Investments	PIMCO Sector Fund Series - AM	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$17	$17
Swap Agreements	0	0	0	0	10	10

	$0	$0	$0	$0	$27	$27

Over the counter
Written Options	$0	$0	$0	$0	$74	$74

	$0	$0	$0	$0	$101	$101

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(201)	$(201)
Swap Agreements	0	0	0	0	(7)	(7)

	$0	$0	$0	$0	$(208)	$(208)

Over the counter
Purchased Options	$0	$0	$0	$0	$(119)	$(119)
Written Options	0	0	0	0	113	113

	$0	$0	$0	$0	$(6)	$(6)

	$0	$0	$0	$0	$(214)	$(214)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$204	$204
Swap Agreements	0	0	0	0	74	74

	$0	$0	$0	$0	$278	$278

Over the counter
Purchased Options	$0	$0	$0	$0	$(65)	$(65)
Written Options	0	0	0	0	(28)	(28)

	$0	$0	$0	$0	$(93)	$(93)

	$0	$0	$0	$0	$185	$185

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
U.S. Government Agencies	$0	$90,898	$0	$90,898
Non-Agency Mortgage-Backed Securities	0	6,158	0	6,158
Short-Term Instruments
Mutual Funds	196	0	0	196
U.S. Treasury Bills	0	271	0	271

	$196	$97,327	$0	$97,523

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,063	$0	$0	$6,063

Total Investments	$6,259	$97,327	$0	$103,586

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,469)	$0	$(5,469)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	17	0	17
Over the counter	0	865	0	865

	$0	$882	$0	$882

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(27)	0	(27)
Over the counter	0	(74)	0	(74)

	$0	$(101)	$0	$(101)

Total Financial Derivative Instruments	$0	$781	$0	$781

Totals	$6,259	$92,639	$0	$98,898

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

140	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Sector Fund Series - H	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 81.7%

LOAN PARTICIPATIONS AND ASSIGNMENTS 4.0%

Alkermes, Inc.
6.418% (TSFR1M + 2.750%) due 08/12/2031 ~	$100	$101

Altice France SA
10.547% (TSFR3M + 6.875%) due 05/31/2031 ~	25	25

American Axle & Manufacturing, Inc.
6.912% (TSFR3M + 3.250%) due 02/03/2033 ~	223	222

Aspire Bakeries Holdings LLC
6.668% (TSFR1M + 3.000%) due 12/23/2030 «~	99	99

Asurion LLC
TBD% due 02/23/2033	225	218

Citco Funding LLC
5.667% (TSFR3M + 2.000%) due 01/30/2033 ~	100	99

Clearwater Analytics LLC
5.675% (TSFR1M + 2.000%) due 04/21/2032 ~	100	100

Clover Holdings 2 LLC
TBD% - 3.500% due 12/10/2029 ~µ	20	19
7.676% (TSFR1M + 4.000%) due 12/09/2031 ~	199	191

Columbus McKinnon Corp.
7.200% (TSFR3M + 3.500%) due 02/03/2033 ~	111	110

Cotiviti Corp.
6.418% (TSFR1M + 2.750%) due 05/01/2031 ~	74	68
6.418% (TSFR1M + 2.750%) due 03/26/2032 ~	50	46

Cyberswift U.S. Finco LLC
7.646% (TSFR3M + 4.000%) due 10/08/2032 ~	100	99

Finastra USA, Inc.
7.671% (TSFR3M + 4.000%) due 09/15/2032 ~	300	282

Fortress Intermediate 3, Inc.
6.669% (TSFR1M + 3.000%) due 06/27/2031 «~	99	98

Froneri Lux Finco SARL
5.877% (TSFR6M + 2.250%) due 09/30/2032 ~	100	98

Gen Digital, Inc.
5.418% (TSFR1M + 1.750%) due 09/12/2029 ~	224	222

GFL Environmental, Inc.
6.166% (TSFR3M + 2.500%) due 03/03/2032 ~	124	124

Ineos U.S. Finance LLC
6.918% (TSFR1M + 3.250%) due 02/18/2030 ~	149	131

Jane Street Group LLC
5.673% (TSFR3M + 2.000%) due 12/15/2031 ~	100	98

Kaseya, Inc.
6.918% (TSFR1M + 3.250%) due 03/22/2032 ~	74	70

LifePoint Health, Inc.
7.152% (TSFR3M + 3.500%) due 05/19/2031 ~	49	49

Modena Buyer LLC
7.917% (TSFR3M + 4.250%) due 07/01/2031 ~	25	22

Neptune Bidco U.S., Inc.
8.760% (TSFR3M + 5.000%) due 02/03/2033 ~	100	96

Newfold Digital Holdings Group, Inc.
9.419% - 9.442% (TSFR3M + 5.750%) due 04/30/2029 «~	4	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Paradigm Parent LLC
8.200% (TSFR3M + 4.500%) due 04/16/2032 ~	$100	$83

Petco Health & Wellness Co., Inc.
7.950% (TSFR3M + 4.250%) due 02/03/2031 ~	100	98

QualityTech LP
7.173% (TSFR1M + 3.500%) due 10/30/2031 «~	99	99

QuidelOrtho Corp.
7.668% (TSFR1M + 4.000%) due 08/20/2032 ~	150	150

Specialty Building Products Holdings LLC
7.518% (TSFR1M + 3.750%) due 10/16/2028 ~	223	191

Spirit Airlines, Inc.
TBD% due 07/14/2026 «~	36	19
TBD% (TSFR1M + 8.000%) due 07/14/2026 ~	3	3
TBD% due 07/14/2026 ~	4	4

Stepstone Group Midco 2 GmbH
8.199% (TSFR6M + 4.500%) due 12/19/2031 ~	99	87

Stonepeak Nile Parent LLC
5.917% (TSFR3M + 2.250%) due 04/09/2032 ~	100	100

TK Elevator Midco GmbH
6.377% (TSFR6M + 2.750%) due 04/30/2030 ~	50	50

TransDigm, Inc.
6.168% (TSFR1M + 2.500%) due 02/28/2031 ~	199	200
6.168% (TSFR1M + 2.500%) due 08/19/2032 ~	75	75

U.S. Renal Care, Inc.
1.500% - 9.675% (TSFR1M + 6.000%) due 09/25/2030 «~	113	115
8.782% (TSFR1M + 5.000%) due 06/28/2028 ~	98	93

UKG, Inc.
6.167% (TSFR3M + 2.500%) due 02/10/2031 ~	49	47

Varsity Brands, Inc.
6.450% (TSFR3M + 2.750%) due 08/26/2031 ~	100	99

VEON Amsterdam BV
7.902% (TSFR3M + 4.250%) due 03/25/2027 «~	75	75

Veritiv Corp.
7.700% (TSFR3M + 4.000%) due 12/02/2030 ~	99	97

VistaJet Malta Finance PLC
7.406% - 7.411% (TSFR3M + 3.750%) due 04/01/2031 ~	74	74

Total Loan Participations and Assignments (Cost $4,538)		4,449

CORPORATE BONDS & NOTES 74.4%

BANKING & FINANCE 13.5%

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031	25	25
7.000% due 01/15/2031	350	353

Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.875% due 06/15/2030	325	330

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.625% due 06/01/2028	100	98

Ally Financial, Inc.
5.543% due 01/17/2031 •	50	50
8.000% due 11/01/2031	50	56

AmWINS Group, Inc.
6.375% due 02/15/2029	250	252

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ARES Strategic Income Fund
5.150% due 01/15/2031		$150	$142

Asurion LLC/Asurion Co-Issuer, Inc.
8.375% due 02/01/2034		225	219

Black Pearl Compute LLC
6.125% due 02/15/2031		150	153

Brandywine Operating Partnership LP
8.875% due 04/12/2029		125	127

Bread Financial Holdings, Inc.
6.750% due 05/15/2031		125	124

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.500% due 04/01/2027		50	49

Burford Capital Global Finance LLC
6.875% due 04/15/2030		350	309
7.500% due 07/15/2033		100	83

CrossCountry Intermediate HoldCo LLC
6.500% due 10/01/2030		125	119

Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028		75	75

Diversified Healthcare Trust
4.375% due 03/01/2031		100	89
7.250% due 10/15/2030		125	126

EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM
7.375% due 09/30/2030		175	169

Encore Capital Group, Inc.
6.625% due 04/15/2031		300	299
8.500% due 05/15/2030		375	397
9.250% due 04/01/2029		25	26

Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	196
5.918% due 03/20/2028		200	203

Freedom Mortgage Holdings LLC
6.875% due 05/01/2031		100	94
8.375% due 04/01/2032		50	49
9.250% due 02/01/2029		450	456

FS KKR Capital Corp.
3.125% due 10/12/2028		275	251
6.125% due 01/15/2031		100	94

FTAI Aviation Investors LLC
5.500% due 05/01/2028		75	75
7.000% due 05/01/2031		100	103

GSG Bidco Ltd.
4.700% due 06/15/2031	EUR	125	143

HA Sustainable Infrastructure Capital, Inc.
6.000% due 03/15/2036		$100	97

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		22	22

HUB International Ltd.
7.250% due 06/15/2030		450	461

Hudson Pacific Properties LP
3.950% due 11/01/2027		125	118

Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027		75	74
9.000% due 06/15/2030		25	23

Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		75	70

ION Platform Finance U.S., Inc.
7.875% due 09/30/2032		475	368

ION Platform Finance U.S., Inc./ION Platform Finance SARL
9.500% due 05/30/2029		150	141

Iron Mountain, Inc.
4.500% due 02/15/2031		375	352

Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032		75	74
6.750% due 05/01/2033		525	533
7.125% due 04/30/2031		150	154

Jefferson Capital Holdings LLC
8.250% due 05/15/2030		125	130

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% due 06/15/2029		50	48

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	141

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/01/2030	$350	$351

Midcap Financial Issuer Trust
6.500% due 05/01/2028	50	49

Millrose Properties, Inc.
6.250% due 09/15/2032	100	98

Navient Corp.
5.000% due 03/15/2027	125	122

Newmark Group, Inc.
7.500% due 01/12/2029	75	79

Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028	200	196
7.050% due 09/15/2028	475	483

OneMain Finance Corp.
3.500% due 01/15/2027	350	344
6.125% due 05/15/2030	50	49
6.625% due 01/15/2028	400	403
6.625% due 05/15/2029	425	426
6.750% due 09/15/2033	100	96

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (d)	75	59

Panther Escrow Issuer LLC
7.125% due 06/01/2031	150	151

Pebblebrook Hotel LP/PEB Finance Corp.
6.375% due 10/15/2029	125	125

PennyMac Financial Services, Inc.
4.250% due 02/15/2029	125	119
7.125% due 11/15/2030	50	50
7.875% due 12/15/2029	300	307

Rfna LP
7.875% due 02/15/2030	100	96

Rocket Cos., Inc.
6.125% due 08/01/2030	475	480
7.125% due 02/01/2032	125	129

Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
2.875% due 10/15/2026	125	124

SBA Communications Corp.
3.125% due 02/01/2029	150	142
3.875% due 02/15/2027	200	198

Service Properties Trust
0.000% due 09/30/2028 (d)	300	273
5.500% due 12/15/2027	50	50

SLM Corp.
3.125% due 11/02/2026	125	124
6.500% due 01/31/2030	175	172

Starwood Property Trust, Inc.
5.250% due 10/15/2028	250	247
5.750% due 01/15/2031	150	148
6.000% due 04/15/2030	50	50
6.500% due 10/15/2030	25	25
7.250% due 04/01/2029	50	52

Stonex Escrow Issuer LLC
6.875% due 07/15/2032	75	76

Sunrise FinCo I BV
4.875% due 07/15/2031	25	24

UniCredit SpA
5.459% due 06/30/2035 •	100	100

UWM Holdings LLC
6.250% due 03/15/2031	200	182

VFH Parent LLC/Valor Co-Issuer, Inc.
7.500% due 06/15/2031	300	308

Vornado Realty LP
3.400% due 06/01/2031	475	423

WULF Compute LLC
7.750% due 10/15/2030	150	159

		15,088

INDUSTRIALS 58.8%

1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029	125	119
4.000% due 10/15/2030	875	823

1261229 BC Ltd.
10.000% due 04/15/2032	400	410

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ADT Security Corp.
4.125% due 08/01/2029		$200	$191

Advance Auto Parts, Inc.
7.000% due 08/01/2030		100	101
7.375% due 08/01/2033		475	481

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029		175	167

Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030		950	972

Allison Transmission, Inc.
4.750% due 10/01/2027		75	75

Allwyn Entertainment Financing U.K. PLC
4.625% due 08/15/2031	EUR	150	167
7.875% due 04/30/2029		$100	102

Altice France SA
9.500% due 11/01/2029		322	325

American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.750% due 04/20/2029		250	249

American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		150	142
4.000% due 01/15/2028		200	196

ams-OSRAM AG
12.250% due 03/30/2029		225	240

APLD ComputeCo 2 LLC
6.750% due 03/15/2031		150	149

Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028		250	238

Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032		50	51

Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		100	75

Avantor Funding, Inc.
4.625% due 07/15/2028		75	73

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028		50	49

Axon Enterprise, Inc.
6.125% due 03/15/2030		350	357
6.250% due 03/15/2033		50	51

B&G Foods, Inc.
8.000% due 09/15/2028		200	197

Ball Corp.
2.875% due 08/15/2030		475	433

Bath & Body Works, Inc.
6.875% due 11/01/2035		100	98

Bausch & Lomb Corp.
8.375% due 10/01/2028		100	103

Beacon Mobility Corp.
7.250% due 08/01/2030		350	362

Belron U.K. Finance PLC
5.750% due 10/15/2029		75	76

BKV Upstream Midstream LLC
7.500% due 10/15/2030		50	51

Block, Inc.
3.500% due 06/01/2031		75	68
5.625% due 08/15/2030		800	796
6.500% due 05/15/2032		200	202

Brightstar Lottery PLC
5.250% due 01/15/2029		275	273

Builders FirstSource, Inc.
5.000% due 03/01/2030		200	195
6.750% due 05/15/2035		375	375

BWX Technologies, Inc.
4.125% due 04/15/2029		250	241

Caesars Entertainment, Inc.
4.625% due 10/15/2029		100	96
6.500% due 02/15/2032		175	173

Carnival Corp.
5.125% due 05/01/2029		300	298
5.750% due 08/01/2032		550	551
7.000% due 08/15/2029		225	234

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carpenter Technology Corp.
5.625% due 03/01/2034		$75	$74

Carvana Co.
9.000% due 06/01/2030		100	104
9.000% due 06/01/2031		100	108

CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 01/15/2034		100	86
4.500% due 08/15/2030		975	912
5.375% due 06/01/2029		1,050	1,036

Celanese U.S. Holdings LLC
6.500% due 04/15/2030		175	179

Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.000% due 06/15/2029		100	74

Cerdia Finanz GmbH
9.375% due 10/03/2031		300	299

Cheplapharm Arzneimittel GmbH
6.750% due 02/15/2032	EUR	100	113
7.125% due 06/15/2031		100	116

Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028		$100	98

Chord Energy Corp.
6.000% due 10/01/2030		200	203
6.750% due 03/15/2033		175	181

CHS/Community Health Systems, Inc.
5.250% due 05/15/2030		175	165
9.750% due 01/15/2034		400	416

Cipher Compute LLC
7.125% due 11/15/2030		100	104

Cirsa Finance International SARL
5.150% (EUR003M + 3.000%) due 10/15/2032 ~	EUR	100	115

CITGO Petroleum Corp.
8.375% due 01/15/2029		$50	52

Cleveland-Cliffs, Inc.
7.000% due 03/15/2032		325	315

Cloud Software Group, Inc.
6.500% due 03/31/2029		125	122
6.625% due 08/15/2033		250	222
8.250% due 06/30/2032		200	190
9.000% due 09/30/2029		200	193

Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		75	74
6.750% due 04/15/2032		50	47
6.875% due 01/15/2030		50	49
8.750% due 04/15/2030		475	444

Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		175	153
7.000% due 06/15/2027		50	49

Coherent Corp.
5.000% due 12/15/2029		150	147

Columbus McKinnon Corp.
7.125% due 02/01/2033		225	225

Commercial Metals Co.
5.750% due 11/15/2033		100	99

CompoSecure Holdings LLC
5.625% due 02/01/2033		150	147

Comstock Resources, Inc.
5.875% due 01/15/2030		200	194

CoreWeave, Inc.
9.000% due 02/01/2031		75	71
9.250% due 06/01/2030		250	243

CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031		300	293

Crescent Energy Finance LLC
7.625% due 04/01/2032		200	203
7.875% due 04/15/2032		45	46

Crocs, Inc.
4.125% due 08/15/2031		25	23
4.250% due 03/15/2029		25	24

Crowdstrike Holdings, Inc.
3.000% due 02/15/2029		325	309

142	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Crown Americas LLC
5.875% due 06/01/2033		$125	$125

Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031		175	173

DaVita, Inc.
4.625% due 06/01/2030		125	120
6.875% due 09/01/2032		50	51

Dcli Bidco LLC
7.750% due 11/15/2029		50	51

Deluxe Corp.
8.125% due 09/15/2029		25	26

Diamond Foreign Asset Co./Diamond Finance LLC
8.500% due 10/01/2030		270	285

Directv Financing LLC/Directv Financing Co-Obligor, Inc.
10.000% due 02/15/2031		200	204

Discovery Global Holdings, Inc.
4.279% due 03/15/2032		700	620
5.050% due 03/15/2042		275	182

DISH DBS Corp.
5.250% due 12/01/2026		300	298

Dream Finders Homes, Inc.
6.875% due 09/15/2030		100	96

EchoStar Corp.
10.750% due 11/30/2029		440	476

Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032		300	299

Ellucian Holdings, Inc.
6.500% due 12/01/2029		225	220

Esab Corp.
6.250% due 04/15/2029		50	51

EW Scripps Co.
9.875% due 08/15/2030		200	194

Excelerate Energy LP
8.000% due 05/15/2030		100	105

First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029		200	192

Flora Food Management BV
7.500% due 10/31/2030	EUR	250	286

Fortescue Treasury Pty. Ltd.
4.500% due 09/15/2027		$200	198

Fortress Intermediate 3, Inc.
7.500% due 06/01/2031		200	199

Froneri Lux FinCo SARL
4.750% due 08/01/2032	EUR	225	247

Gap, Inc.
3.875% due 10/01/2031		$100	91

GFL Environmental, Inc.
4.375% due 08/15/2029		125	122

Global Medical Response, Inc.
7.375% due 10/01/2032		250	260

Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029		100	93

Goat Holdco LLC
6.750% due 02/01/2032		50	50

goeasy Ltd.
7.375% due 10/01/2030		225	187

Gray Media, Inc.
7.250% due 08/15/2033		200	202
9.625% due 07/15/2032		100	100

Grifols SA
4.750% due 10/15/2028		200	196

HealthEquity, Inc.
4.500% due 10/01/2029		200	194

Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		175	159
4.000% due 05/01/2031		400	376

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
6.625% due 01/15/2032		150	148

Hologic, Inc.
3.250% due 02/15/2029		250	250

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		$575	$578
7.375% due 07/15/2032		50	52

Imola Merger Corp.
4.750% due 05/15/2029		150	146

INEOS Finance PLC
7.250% due 03/31/2031	EUR	100	106

Ingevity Corp.
3.875% due 11/01/2028		$375	360

Installed Building Products, Inc.
5.625% due 02/01/2034		100	98

Intralot Capital Luxembourg SA
6.750% due 10/15/2031	EUR	300	332

IQVIA, Inc.
6.250% due 06/01/2032		$375	381

Jazz Securities DAC
4.375% due 01/15/2029		25	24

JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031		275	260

KBR, Inc.
4.750% due 09/30/2028		75	74

Kinetik Holdings LP
6.625% due 12/15/2028		150	153

Kodiak Gas Services LLC
5.875% due 04/01/2031		200	201

Lamar Media Corp.
3.625% due 01/15/2031		100	93
4.000% due 02/15/2030		50	48

LBM Acquisition LLC
6.250% due 01/15/2029		100	73

Level 3 Financing, Inc.
6.875% due 06/30/2033		300	306
7.000% due 03/31/2034		50	51

LifePoint Health, Inc.
11.000% due 10/15/2030		125	135

Lindblad Expeditions LLC
7.000% due 09/15/2030		15	15

Lithia Motors, Inc.
5.500% due 10/01/2030		200	196

Live Nation Entertainment, Inc.
4.750% due 10/15/2027		450	448

Lsf12 Helix Parent LLC
7.125% due 02/01/2033		100	96

Manuchar Group SARL
7.150% due 07/07/2032 •	EUR	100	109

Matador Resources Co.
6.250% due 04/15/2033		$50	50
6.500% due 04/15/2032		125	126

Match Group Holdings II LLC
4.625% due 06/01/2028		225	220

Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030		100	100

Maxam Prill SARL
7.750% due 07/15/2030		200	204

McGraw-Hill Education, Inc.
7.375% due 09/01/2031		50	51

Medline Borrower LP
5.250% due 10/01/2029		100	99

Merlin Entertainments Group U.S. Holdings, Inc.
7.375% due 02/15/2031		225	188

MGM China Holdings Ltd.
4.750% due 02/01/2027		75	74

Michaels Cos., Inc.
8.500% due 03/15/2033		275	268

Mineral Resources Ltd.
7.000% due 04/01/2031		100	102
9.250% due 10/01/2028		25	26

Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.750% due 04/01/2032		25	24

Molina Healthcare, Inc.
3.875% due 11/15/2030		225	201

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Moss Creek Resources Holdings, Inc.
8.250% due 09/01/2031		$38	$38

Motion Finco SARL
8.375% due 02/15/2032		50	41

Murphy Oil USA, Inc.
3.750% due 02/15/2031		350	325

Nabors Industries, Inc.
7.625% due 11/15/2032		350	359

National Mentor Holdings, Inc.
10.500% due 12/15/2030		275	284

NCR Atleos Corp.
9.500% due 04/01/2029		25	27

NCR Voyix Corp.
5.250% due 10/01/2030		125	118

Neptune Bidco U.S., Inc.
9.500% due 02/15/2033		175	170
10.375% due 05/15/2031		100	101

Newfold Digital Holdings Group, Inc.
9.419% due 04/30/2029		82	67

Nexstar Media, Inc.
6.500% due 09/15/2033		300	302
7.250% due 04/15/2034 (a)		175	176

Nissan Motor Co. Ltd.
4.345% due 09/17/2027		100	97
8.125% due 07/17/2035		200	206

Noble Finance II LLC
8.000% due 04/15/2030		350	361

Nordstrom, Inc.
5.000% due 01/15/2044		200	134

Northriver Midstream Finance LP
6.750% due 07/15/2032		375	376

Novelis Corp.
3.875% due 08/15/2031		375	334

OAK-Eagle Acquireco, Inc.
7.250% due 07/01/2033 (a)		125	130
8.750% due 07/01/2034 (a)		200	210

Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		150	143
6.125% due 02/15/2033	EUR	100	112
6.750% due 08/01/2032		$200	191
7.250% due 06/15/2031		75	73

ON Semiconductor Corp.
3.875% due 09/01/2028		75	72

Opal Bidco SAS
6.500% due 03/31/2032		50	50

Open Text Corp.
3.875% due 02/15/2028		100	96
3.875% due 12/01/2029		175	157

Option Care Health, Inc.
4.375% due 10/31/2029		150	145

Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028		175	170
7.875% due 05/15/2034		75	62

Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc.
8.750% due 04/17/2032		100	89

Paramount Global
4.200% due 06/01/2029		125	119
4.375% due 03/15/2043		225	136
4.600% due 01/15/2045		300	179
4.900% due 08/15/2044		100	62
5.850% due 09/01/2043		600	417

Park River Holdings, Inc.
8.000% due 03/15/2031		100	100

Performance Food Group, Inc.
4.250% due 08/01/2029		350	336
5.625% due 03/01/2034		250	241

Permian Resources Operating LLC
6.250% due 02/01/2033		375	382

PetSmart LLC/PetSmart Finance Corp.
7.500% due 09/15/2032		300	302

Pilgrim’s Pride Corp.
3.500% due 03/01/2032		250	227

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	143

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Post Holdings, Inc.
4.500% due 09/15/2031	$225	$209
4.625% due 04/15/2030	425	408
6.250% due 10/15/2034	150	147

Prime Healthcare Services, Inc.
9.375% due 09/01/2029	100	104

Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027	450	438
5.750% due 04/15/2026	8	8

Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	775	754

Qnity Electronics, Inc.
5.750% due 08/15/2032	275	276

Quikrete Holdings, Inc.
6.375% due 03/01/2032	750	761
6.750% due 03/01/2033	375	381

QXO Building Products, Inc.
6.750% due 04/30/2032	425	434

Rakuten Group, Inc.
9.750% due 04/15/2029	350	373

Range Resources Corp.
4.750% due 02/15/2030	100	98

Raven Acquisition Holdings LLC
6.875% due 11/15/2031	425	410

RB Global Holdings, Inc.
6.750% due 03/15/2028	50	51

Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC
10.000% due 01/15/2031	170	165

ROBLOX Corp.
3.875% due 05/01/2030	75	71

Ryan Specialty LLC
5.875% due 08/01/2032	125	124

Seadrill Finance Ltd.
8.375% due 08/01/2030	275	285

Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	325	315
4.125% due 01/15/2031	75	70
5.750% due 12/01/2034	75	75

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029	425	409

Sirius XM Radio LLC
4.000% due 07/15/2028	775	749
4.125% due 07/01/2030	25	23

SM Energy Co.
6.750% due 08/01/2029	50	51
7.000% due 08/01/2032	75	77
8.750% due 07/01/2031	225	235

Snap, Inc.
6.875% due 03/01/2033	75	71
6.875% due 03/15/2034	375	353

Sotera Health Holdings LLC
7.375% due 06/01/2031	25	26

Spirit Airlines Pass-Through Trust
4.100% due 10/01/2029	47	46

Stagwell Global LLC
5.625% due 08/15/2029	275	262

Standard Industries, Inc.
4.750% due 01/15/2028	475	470

Staples, Inc.
10.750% due 09/01/2029	75	69

Star Parent, Inc.
9.000% due 10/01/2030	150	156

Station Casinos LLC
4.500% due 02/15/2028	125	123
4.625% due 12/01/2031	275	257

Stonepeak Nile Parent LLC
7.250% due 03/15/2032	225	235

Sunoco LP
5.625% due 03/15/2031	300	299
6.625% due 08/15/2032	50	51
7.000% due 05/01/2029	75	77

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SV RNO Property Owner 1 LLC
5.875% due 03/01/2031	$375	$371

Taylor Morrison Communities, Inc.
5.750% due 11/15/2032	100	100

Tenet Healthcare Corp.
4.625% due 06/15/2028	250	248
5.125% due 11/01/2027	100	100
5.500% due 11/15/2032	200	198
6.125% due 10/01/2028	275	276

TGS ASA
8.500% due 01/15/2030	50	52

Tidewater, Inc.
9.125% due 07/15/2030	100	107

TopBuild Corp.
4.125% due 02/15/2032	375	346

Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030	225	199

TransDigm, Inc.
4.625% due 01/15/2029	75	74
6.375% due 03/01/2029	1,125	1,147
6.750% due 01/31/2034	250	253

Transocean International Ltd.
7.875% due 10/15/2032	300	321
8.750% due 02/15/2030	53	55

Travel & Leisure Co.
4.500% due 12/01/2029	300	287

Trivium Packaging Finance BV
8.250% due 07/15/2030	279	292

Twilio, Inc.
3.875% due 03/15/2031	125	117

U.S. Acute Care Solutions LLC
9.750% due 05/15/2029	25	24

U.S. Foods, Inc.
4.750% due 02/15/2029	150	148
5.750% due 04/15/2033	225	224

UKG, Inc.
6.875% due 02/01/2031	400	391

United Airlines, Inc.
4.625% due 04/15/2029	125	123

United Rentals North America, Inc.
3.750% due 01/15/2032	475	436
3.875% due 02/15/2031	125	118

Univision Communications, Inc.
4.500% due 05/01/2029	50	47
8.500% due 07/31/2031	50	50
9.375% due 08/01/2032	700	722

USA Compression Partners LP/USA Compression Finance Corp.
7.125% due 03/15/2029	125	128

Valaris Ltd.
8.375% due 04/30/2030	300	311

Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	225	214
4.125% due 08/15/2031	250	232

Venture Global LNG, Inc.
7.000% due 01/15/2030	50	51
9.500% due 02/01/2029	500	541
9.875% due 02/01/2032	750	806

Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	100	103
6.500% due 01/15/2034	100	104
6.750% due 01/15/2036	100	106
7.500% due 05/01/2033	50	55
7.750% due 05/01/2035	275	308

Versant Media Group, Inc.
7.250% due 01/30/2031	175	179

Vertiv Group Corp.
4.125% due 11/15/2028	100	99

Viking Cruises Ltd.
9.125% due 07/15/2031	175	185

Virgin Media Secured Finance PLC
4.500% due 08/15/2030	875	777

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030		$375	$324

Vmed O2 U.K. Financing I PLC
4.750% due 07/15/2031		400	345
6.750% due 01/15/2033		200	179

VOC Escrow Ltd.
5.000% due 02/15/2028		425	423

Voyager Parent LLC
9.250% due 07/01/2032		150	156

VZ Secured Financing BV
5.000% due 01/15/2032		250	215
7.500% due 01/15/2033		525	495

Wayfair LLC
6.750% due 11/15/2032		175	176

WBI Operating LLC
6.250% due 10/15/2030		125	126

Weatherford International Ltd.
6.750% due 10/15/2033		300	307

Whirlpool Corp.
6.125% due 06/15/2030		25	24

Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031		225	235

WR Grace Holdings LLC
6.625% due 08/15/2032		225	219
7.000% due 08/01/2033		100	97

Wyndham Hotels & Resorts, Inc.
4.375% due 08/15/2028		100	98

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.250% due 03/15/2033		25	25
7.125% due 02/15/2031		375	393

Yum! Brands, Inc.
3.625% due 03/15/2031		225	208
4.750% due 01/15/2030		100	98

Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK)
6.250% due 03/09/2030 (b)		87	87

ZF North America Capital, Inc.
6.875% due 04/14/2028		325	330
7.500% due 03/24/2031		150	147

Ziggo BV
4.875% due 01/15/2030		100	93

ZoomInfo Technologies LLC/ZoomInfo Finance Corp.
3.875% due 02/01/2029		175	146

			65,820

UTILITIES 2.1%

Altice Holdings 1 SARL
0.010% due 12/31/2099 «	EUR	0	1

Clearway Energy Operating LLC
3.750% due 02/15/2031		$175	162

Edison International
8.125% due 06/15/2053 •		75	76

Electricite de France SA
9.125% due 03/15/2033 •(e)		75	87

Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034		200	199
7.875% due 05/15/2032		100	103
8.250% due 01/15/2029		150	155

Hilcorp Energy I LP/Hilcorp Finance Co.
6.000% due 02/01/2031		225	219
6.875% due 05/15/2034		50	49

NGL Energy Operating LLC/NGL Energy Finance Corp.
8.375% due 02/15/2032		75	77

NRG Energy, Inc.
5.750% due 07/15/2029		450	450

PacifiCorp
7.125% due 08/15/2056 •		200	189

PBF Holding Co. LLC/PBF Finance Corp.
6.000% due 02/15/2028		125	125

144	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.000% due 09/01/2031	$25	$25
6.750% due 03/15/2034	25	25

TerraForm Power Operating LLC
5.000% due 01/31/2028	175	173

TXNM Energy, Inc.
7.000% due 07/31/2056 •	125	125

Vodafone Group PLC
5.125% due 06/04/2081 •	175	136

Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029	50	52

		2,428

Total Corporate Bonds & Notes (Cost $84,266)		83,336

U.S. TREASURY OBLIGATIONS 3.1%

U.S. Treasury Notes
3.250% due 06/30/2027	2,450	2,434
4.000% due 02/15/2034	1,025	1,011

Total U.S. Treasury Obligations (Cost $3,424)		3,445

	SHARES	MARKET VALUE (000S)
COMMON STOCKS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. (c)	1,490	$0

Total Common Stocks (Cost $22)		0

WARRANTS 0.0%

INDUSTRIALS 0.0%

Spirit Aviation Holdings, Inc. - Exp. 03/11/2035 «	1,693	0

Total Warrants (Cost $21)		0

SHORT-TERM INSTRUMENTS 0.2%

MUTUAL FUNDS 0.2%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (f)	234,768	235

Total Short-Term Instruments (Cost $235)		235

Total Investments in Securities (Cost $92,506)		91,465

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 16.0%

SHORT-TERM INSTRUMENTS 16.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.0%

PIMCO Short-Term Floating NAV Portfolio III	1,836,139	$17,882

Total Short-Term Instruments (Cost $17,881)		17,882

Total Investments in Affiliates (Cost $17,881)		17,882

Total Investments 97.7% (Cost $110,387)		$109,347

Financial Derivative Instruments (g)(h) 0.2% (Cost or Premiums, net $865)		194

Other Assets and Liabilities, net 2.1%		2,432

Net Assets 100.0%		$111,973

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(123) at a weighted average interest rate of 4.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Long Guilt June Futures	06/2026	7	$813	$(47)	$6	$0
U.S. Treasury 2-Year Note June Futures	06/2026	30	6,223	(44)	3	0
U.S. Treasury 5-Year Note June Futures	06/2026	133	14,388	(166)	16	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	29	3,292	(34)	6	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	12	1,399	(37)	3	0

				$(328)	$34	$0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	145

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl June Futures	06/2026	1	$(133)	$2	$0	$(1)
Euro-Bund June Futures	06/2026	1	(145)	4	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2026	8	(888)	17	0	(2)

				$23	$0	$(4)

Total Futures Contracts				$(305)	$34	$(4)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(2)	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
										Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	12/20/2028	0.719%	$	125	$12	$2	$14	$0	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	0.329		100	11	1	12	0	0
Carnival Corp.	1.000	Quarterly	12/20/2028	0.837		175	(14)	15	1	0	0
Charter Communications	5.000	Quarterly	12/20/2030	2.600		200	22	(2)	20	1	0
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.970		100	(1)	1	0	0	0
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	3.449	EUR	25	1	1	2	0	0

							$31	$18	$49	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Variation Margin
								Asset	Liability
CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$297	$21	$(3)	$18	$2	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	99	2	4	6	1	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	9,380	704	(195)	509	84	0
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031	2,600	102	27	129	24	0

					$829	$(167)	$662	$111	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030		$1,600	$14	$18	$32	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		500	(13)	12	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		400	(7)	3	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		800	10	43	53	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		1,100	(4)	29	25	4	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035	AUD	900	(6)	(44)	(50)	8	0
Receive(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	700	11	5	16	0	(3)

							$5	$66	$71	$15	$(6)

Total Swap Agreements							$865	$(83)	$782	$127	$(6)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$34	$127	$161	$0	$ (4)	$ (6)	$ (10)

146	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Cash of $1,792 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(h) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
BOA	04/2026		$1,942	EUR	1,690	$11	$0
	05/2026	EUR	1,690		$1,945	0	(11)

CBK	04/2026		1,815		2,143	45	0

JPM	04/2026		$147	EUR	125	0	(2)

Total Forward Foreign Currency Contracts						$56	$(13)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
BOA	$11	$0	$0	$11	$(11)	$0	$0	$(11)	$0	$0	$0
CBK	45	0	0	45	0	0	0	0	45	0	45
JPM	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$56	$0	$0	$56	$(13)	$0	$0	$(13)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$34	$34
Swap Agreements	0	112	0	0	15	127

	$0	$112	$0	$0	$49	$161

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	147

Schedule of Investments	PIMCO Sector Fund Series - H	(Cont.)	March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$56	$0	$56

	$0	$112	$0	$56	$49	$217

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4	$4
Swap Agreements	0	0	0	0	6	6

	$0	$0	$0	$0	$10	$10

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$13	$0	$13

	$0	$0	$0	$13	$10	$23

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$186	$186
Swap Agreements	0	335	0	0	(51)	284

	$0	$335	$0	$0	$135	$470

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$30	$0	$30

	$0	$335	$0	$30	$135	$500

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(372)	$(372)
Swap Agreements	0	(114)	0	0	82	(32)

	$0	$(114)	$0	$0	$(290)	$(404)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$47	$0	$47

	$0	$(114)	$0	$47	$(290)	$(357)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,941	$508	$4,449
Corporate Bonds & Notes
Banking & Finance	0	15,088	0	15,088
Industrials	0	65,820	0	65,820
Utilities	0	2,427	1	2,428
U.S. Treasury Obligations	0	3,445	0	3,445
Loan Participations and Assignments	0	0	0	0
Short-Term Instruments
Mutual Funds	235	0	0	235

	$235	$90,721	$509	$91,465

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$17,882	$0	$0	$17,882

Total Investments	$18,117	$90,721	$509	$109,347

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
Loan Participations and Assignments	$0	$0	$0	$0

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6	155	0	161
Over the counter	0	56	0	56

	$6	$211	$0	$217

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(8)	0	(10)
Over the counter	0	(13)	0	(13)

	$(2)	$(21)	$0	$(23)

Total Financial Derivative Instruments	$4	$190	$0	$194

Totals	$18,121	$90,911	$509	$109,541

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

148	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Sector Fund Series - I	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 118.4%

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%

Project Flash
0.563% - 5.933% (TSFR3M + 2.250%) due 04/30/2030 «~µ	$5,494	$5,494
0.563% - 5.933% (TSFR1M + 2.250%) due 04/30/2030 «~µ	2,745	2,745

Total Loan Participations and Assignments (Cost $8,238)		8,239

CORPORATE BONDS & NOTES 76.1%

BANKING & FINANCE 33.2%

ABN AMRO Bank NV
4.831% due 02/26/2036	4,900	4,744

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000% due 10/29/2028	200	193
6.100% due 01/15/2027	1,500	1,517
6.450% due 04/15/2027	1,000	1,019

AIA Group Ltd.
5.625% due 10/25/2027	200	204

Aircastle Ltd./Aircastle Ireland DAC
5.750% due 10/01/2031	350	358

Ally Financial, Inc.
5.548% due 07/31/2033 •	1,800	1,769
6.184% due 07/26/2035 •	7,655	7,682
6.646% due 01/17/2040 •	2,600	2,511
8.000% due 11/01/2031	300	333

American Express Co.
4.660% (SOFRINDX + 1.000%) due 02/16/2028 ~	2,900	2,909
5.085% due 01/30/2031 •	1,200	1,221
5.645% due 04/23/2027 •	600	601

American Tower Corp.
1.500% due 01/31/2028	3,000	2,843
1.875% due 10/15/2030	1,200	1,060
2.100% due 06/15/2030	2,950	2,656
3.600% due 01/15/2028	1,650	1,626
5.000% due 01/31/2030	2,725	2,759
5.200% due 02/15/2029	1,100	1,119

Americold Realty Operating Partnership LP
5.409% due 09/12/2034	2,200	2,096

Antares Holdings LP
6.350% due 10/23/2029	1,250	1,238
6.500% due 02/08/2029	3,650	3,656
7.950% due 08/11/2028	2,700	2,800

ARES Capital Corp.
7.000% due 01/15/2027	1,100	1,115

ARES Strategic Income Fund
4.850% due 01/15/2029	2,900	2,809
5.150% due 01/15/2031	2,300	2,174

Aviation Capital Group LLC
5.125% due 04/10/2030	4,300	4,324
5.375% due 07/15/2029	3,000	3,049
6.250% due 04/15/2028	300	309
6.750% due 10/25/2028	1,800	1,885

Avilease Capital Ltd.
4.750% due 11/12/2030	3,200	3,117

Avolon Holdings Funding Ltd.
4.850% due 04/01/2033	4,500	4,313
4.950% due 01/15/2028	1,700	1,706
4.950% due 10/15/2032	4,100	3,995
5.375% due 05/30/2030	1,800	1,820
5.750% due 03/01/2029	750	767
6.375% due 05/04/2028	2,575	2,651

Bain Capital Specialty Finance, Inc.
5.950% due 03/15/2030	4,000	3,875

Banco Bilbao Vizcaya Argentaria SA
4.150% due 03/03/2029	1,200	1,186
5.127% due 03/03/2036	3,600	3,503
5.381% due 03/13/2029	1,400	1,438
7.883% due 11/15/2034 •	2,000	2,265

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banco Internacional del Peru SAA Interbank
4.800% due 07/15/2031	$2,400	$2,365

Banco Santander SA
4.175% due 03/24/2028 •	8,600	8,564
5.028% (SOFRRATE + 1.380%) due 03/14/2028 ~	1,600	1,610
5.127% due 11/06/2035	2,200	2,146
5.294% due 08/18/2027	800	808

Bank Hapoalim BM
4.722% due 07/14/2029	5,000	4,942
5.252% due 01/14/2033	3,300	3,262

Bank of America Corp.
1.922% due 10/24/2031 •	1,800	1,596
2.592% due 04/29/2031 •	2,600	2,403
3.419% due 12/20/2028 •	2,565	2,521
3.559% due 04/23/2027 •	580	580
3.593% due 07/21/2028 •	4,200	4,156
3.824% due 01/20/2028 •	1,300	1,294
4.456% due 02/06/2032 •	5,700	5,630
5.202% due 04/25/2029 •	12,549	12,729
5.288% due 04/25/2034 •	13,100	13,264
5.468% due 01/23/2035 •	3,450	3,523

Bank of Nova Scotia
4.813% due 02/02/2034 •	4,100	4,043

Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028	1,800	1,824
5.538% due 01/22/2030	2,200	2,263
5.790% due 07/13/2028	4,000	4,105

Barclays PLC
4.476% due 11/11/2029 •	1,500	1,492
4.521% due 02/24/2032 •	4,300	4,209
5.207% due 02/24/2037 •	3,700	3,582
5.785% due 02/25/2036 •	3,000	3,035
6.496% due 09/13/2027 •	1,900	1,915
7.385% due 11/02/2028 •	1,300	1,354
7.437% due 11/02/2033 •	3,000	3,356
9.625% due 12/15/2029 •(f)(g)	1,500	1,637

BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(g)	3,100	3,208

BGC Group, Inc.
6.150% due 04/02/2030	5,700	5,801
6.600% due 06/10/2029	1,700	1,755
8.000% due 05/25/2028	1,718	1,812

Blackstone Private Credit Fund
6.000% due 01/29/2032	3,400	3,299

Blue Owl Finance LLC
6.250% due 04/18/2034	185	178

BNP Paribas SA
4.916% due 01/15/2034 •	1,200	1,174
5.283% due 11/19/2030 •	5,200	5,281
5.786% due 01/13/2033 •	1,100	1,137
5.906% due 11/19/2035 •	5,200	5,275
8.000% due 08/22/2031 •(f)(g)	1,200	1,251

BPCE SA
5.389% due 05/28/2031 •	4,000	4,056
5.417% due 01/13/2037 •	2,200	2,146
5.876% due 01/14/2031 •	2,000	2,061
6.293% due 01/14/2036 •	3,300	3,456
6.612% due 10/19/2027 •	800	809
6.915% due 01/14/2046 •	1,750	1,791

Brandywine Operating Partnership LP
3.950% due 11/15/2027	2,500	2,400

Brookfield Asset Management Ltd.
5.795% due 04/24/2035	400	408

CaixaBank SA
6.037% due 06/15/2035 •	200	208
6.684% due 09/13/2027 •	3,500	3,533

Cantor Fitzgerald LP
7.200% due 12/12/2028	2,400	2,494

Capital One Financial Corp.
4.722% due 01/30/2032 •	4,800	4,729
6.183% due 01/30/2036 •	6,100	6,208
6.377% due 06/08/2034 •	200	211
7.964% due 11/02/2034 •	500	574

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Carlyle Group, Inc.
5.050% due 09/19/2035		$4,500	$4,346

CBRE Services, Inc.
4.900% due 01/15/2033		1,900	1,874

CI Financial Corp.
4.625% due 12/12/2031	EUR	2,700	3,126
7.500% due 05/30/2029		$1,150	1,207

Citadel Finance LLC
5.900% due 02/10/2030		14,080	14,155

Citadel LP
6.375% due 01/23/2032		689	715

Citadel Securities Global Holdings LLC
5.750% due 03/27/2036		4,250	4,196
6.200% due 06/18/2035		2,450	2,508

Citigroup, Inc.
3.785% due 03/17/2033 •		1,200	1,126
4.412% due 03/31/2031 •		4,900	4,845
4.503% due 09/11/2031 •		7,800	7,713

Citizens Financial Group, Inc.
5.718% due 07/23/2032 •		6,000	6,169
5.841% due 01/23/2030 •		1,700	1,751

Corebridge Financial, Inc.
6.375% due 09/15/2054 •		500	492

Corebridge Global Funding
4.508% (SOFRRATE + 0.860%) due 12/15/2028 ~		2,100	2,097

Corp. Inmobiliaria Vesta SAB de CV
5.500% due 01/30/2033		3,100	3,003

CoStar Group, Inc.
2.800% due 07/15/2030		1,400	1,267

Cousins Properties LP
4.875% due 03/01/2033		4,700	4,527

Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	3,000	917

Credit Agricole SA
4.656% due 01/12/2032 •		$3,050	3,009
5.222% due 05/27/2031 •		600	607
5.862% due 01/09/2036 •		6,900	7,111

Crown Castle, Inc.
1.050% due 07/15/2026		500	495
4.900% due 09/01/2029		1,400	1,408
5.600% due 06/01/2029		880	901

Dai-ichi Life Insurance Co. Ltd.
6.200% due 01/16/2035 •(f)		5,700	5,736

Danske Bank AS
4.420% due 09/12/2031 •		1,700	1,670
4.999% due 03/27/2032 •		4,300	4,313
5.705% due 03/01/2030 •		700	720

DaVinciRe Holdings Ltd.
5.950% due 04/15/2035		2,600	2,595

Deloitte LLP
5.590% due 01/30/2035 «(i)		2,800	2,788

Deutsche Bank AG
4.469% due 12/10/2031 •		1,800	1,770
4.725% due 02/06/2032 •		2,200	2,167
5.706% due 02/08/2028 •		1,100	1,109
6.720% due 01/18/2029 •		4,130	4,280
6.819% due 11/20/2029 •		1,900	1,995

EPR Properties
3.600% due 11/15/2031		2,000	1,816
3.750% due 08/15/2029		4,400	4,217
4.500% due 06/01/2027		200	199
4.950% due 04/15/2028		1,400	1,398

Equinix Europe 2 Financing Corp. LLC
3.250% due 03/15/2031	EUR	3,700	4,143

Equinix, Inc.
1.450% due 05/15/2026		$1,900	1,894
3.000% due 07/15/2050		300	187

Essential Properties LP
2.950% due 07/15/2031		3,600	3,244

Extra Space Storage LP
5.700% due 04/01/2028		400	409

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	149

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federation des Caisses Desjardins du Quebec
4.296% (SOFRRATE + 0.630%) due 01/27/2027 ~		$1,700	$1,702
4.565% due 08/26/2030		2,400	2,391

FIBRA Prologis
5.500% due 11/26/2035		1,400	1,354
5.625% due 01/14/2038		3,600	3,433

Fifth Third Bancorp
5.141% due 01/29/2037 •		7,000	6,822

First Citizens BancShares, Inc.
5.231% due 03/12/2031 •		2,100	2,085

First Industrial LP
5.250% due 01/15/2031		1,300	1,314

Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,000	959
2.900% due 02/10/2029		5,182	4,848
3.815% due 11/02/2027		3,400	3,333
4.125% due 08/17/2027		2,005	1,980
4.271% due 01/09/2027		400	398
4.950% due 05/28/2027		534	534
5.125% due 11/05/2026		1,600	1,604
5.303% due 09/06/2029		4,225	4,204
5.420% due 04/09/2031		4,000	3,929
5.800% due 03/05/2027		400	402
5.800% due 03/08/2029		800	809
5.850% due 05/17/2027		1,198	1,207
5.875% due 11/07/2029		6,000	6,077
5.918% due 03/20/2028		200	203
6.800% due 05/12/2028		585	603
6.950% due 06/10/2026		400	401
7.122% due 11/07/2033		800	841
7.200% due 06/10/2030		300	316
7.350% due 11/04/2027		1,900	1,962

FS KKR Capital Corp.
6.125% due 01/15/2031		5,200	4,882

FWD Group Holdings Ltd.
5.252% due 09/22/2030		2,700	2,691
5.836% due 09/22/2035		2,500	2,484

GA Global Funding Trust
5.900% due 01/13/2035		2,400	2,383

General Motors Financial Co., Inc.
2.700% due 08/20/2027		200	195
5.000% due 07/15/2027		1,800	1,810
5.050% due 04/04/2028		5,000	5,044

Global Atlantic Fin Co.
6.750% due 03/15/2054		1,300	1,212

GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		3,050	2,929
4.000% due 01/15/2031		1,900	1,802
5.300% due 01/15/2029		2,700	2,732
5.625% due 09/15/2034		9,150	9,016
5.750% due 06/01/2028		3,100	3,149

Goldman Sachs Bank USA
4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~		3,100	3,101

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		1,400	1,381
2.615% due 04/22/2032 •		3,791	3,406
4.148% due 01/21/2029 •		3,800	3,778
4.369% due 10/21/2031 •		4,200	4,119
4.516% due 01/21/2032 •		8,100	7,979
4.939% due 10/21/2036 •		2,000	1,938
5.049% due 07/23/2030 •		1,700	1,721
5.330% due 07/23/2035 •		2,400	2,409
5.536% due 01/28/2036 •		2,000	2,034
5.541% due 01/21/2047 •		3,500	3,338
5.727% due 04/25/2030 •		2,300	2,373
7.250% due 04/10/2028	GBP	200	275

Goldman Sachs Private Credit Corp.
5.050% due 02/23/2028		$2,500	2,463
5.875% due 01/31/2031		3,400	3,301

Golub Capital Private Credit Fund
0.000% due 08/15/2028		3,000	2,960

Goodman U.S. Finance Six LLC
5.125% due 10/07/2034		4,600	4,584

Grand River Funding Trust I
6.311% due 02/15/2036		5,000	5,048

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Grand River Funding Trust II
7.280% due 02/15/2056		$3,400	$3,560

HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	2,015

Highwoods Realty LP
3.050% due 02/15/2030		200	185
7.650% due 02/01/2034		700	777

Horizon Mutual Holdings, Inc.
6.200% due 11/15/2034		2,000	1,875

Host Hotels & Resorts LP
3.500% due 09/15/2030		1,500	1,411
5.700% due 06/15/2032		3,900	3,993
5.700% due 07/01/2034		1,950	1,971

HPS Corporate Lending Fund
4.900% due 09/11/2028		1,100	1,072
5.300% due 06/05/2027		3,400	3,384
5.450% due 01/14/2028		1,800	1,787
5.450% due 11/15/2030		3,700	3,542
6.750% due 01/30/2029		1,500	1,521

HSBC Holdings PLC
2.206% due 08/17/2029 •		1,980	1,875
4.398% due 03/10/2030 •		3,500	3,475
5.130% due 11/19/2028 •		2,000	2,015
5.130% due 03/03/2031 •		500	506
5.133% due 11/06/2036 •		900	881
5.230% (SOFRRATE + 1.570%) due 05/13/2031 ~		4,500	4,538
5.286% due 11/19/2030 •		4,300	4,379
6.750% due 03/24/2031 •(f)(g)		5,300	5,245
7.390% due 11/03/2028 •		6,000	6,256

ING Bank Australia Ltd.
4.837% due 03/22/2027	AUD	1,100	757

ING Groep NV
5.420% due 03/23/2037 •		$7,000	6,982

Intesa Sanpaolo SpA
7.200% due 11/28/2033		1,300	1,458

Israel Discount Bank Ltd.
5.375% due 01/26/2028		1,600	1,605

JAB Holdings BV
4.375% due 04/25/2034	EUR	1,100	1,276

Janus Henderson U.S. Holdings, Inc.
5.450% due 09/10/2034		$1,300	1,297

Jefferies Financial Group, Inc.
5.500% due 02/15/2036		5,100	4,898

John Deere Capital Corp.
4.153% (SOFRRATE + 0.500%) due 03/06/2028 ~		1,100	1,102

JPMorgan Chase & Co.
2.182% due 06/01/2028 •		800	780
3.782% due 02/01/2028 •		2,000	1,990
4.005% due 04/23/2029 •		1,400	1,389
4.203% due 07/23/2029 •		918	913
4.493% due 03/24/2031 •		900	895
4.565% due 06/14/2030 •		1,350	1,352
4.810% due 10/22/2036 •		3,100	3,011
4.851% due 07/25/2028 •		4,000	4,020
4.898% due 01/22/2037 •		8,100	7,929
4.979% due 07/22/2028 •		1,000	1,007
5.040% due 01/23/2028 •		3,687	3,706
5.294% due 07/22/2035 •		600	608
5.299% due 07/24/2029 •		1,200	1,223
5.350% due 06/01/2034 •		4,100	4,185
5.581% due 04/22/2030 •		3,300	3,402
5.766% due 04/22/2035 •		3,140	3,272
6.087% due 10/23/2029 •		7,400	7,690
6.254% due 10/23/2034 •		3,600	3,872

Kilroy Realty LP
2.500% due 11/15/2032		1,400	1,141
2.650% due 11/15/2033		5,550	4,416
4.250% due 08/15/2029		200	193
6.250% due 01/15/2036		2,900	2,876

Lazard Group LLC
6.000% due 03/15/2031		4,000	4,157

Lloyds Banking Group PLC
4.716% (SOFRINDX + 1.060%) due 11/26/2028 ~		5,000	5,022

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.668% due 02/10/2047 •	$3,800	$3,699
5.871% due 03/06/2029 •	1,620	1,660
6.068% due 06/13/2036 •	3,000	3,051

Lseg U.S. Fin Corp.
5.250% due 03/23/2036	4,700	4,656

Main Street Capital Corp.
5.400% due 08/15/2028	3,300	3,281

Marex Group PLC
5.829% due 05/08/2028	3,601	3,641
6.404% due 11/04/2029	3,132	3,227

MassMutual Global Funding II
5.050% due 08/26/2035	3,000	2,950

Mitsubishi HC Capital, Inc.
5.080% due 09/15/2027	200	202

Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •	1,800	1,784
5.197% due 01/16/2031 •	1,600	1,627
5.426% due 04/17/2035 •	2,000	2,036
5.574% due 01/16/2036 •	7,400	7,576
5.615% due 04/24/2036 •	6,000	6,143

Mizrahi Tefahot Bank Ltd.
5.049% due 01/28/2031	5,200	5,142

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •	2,500	2,497
5.382% due 07/10/2030 •	1,100	1,125
5.739% due 05/27/2031 •	300	311

Morgan Stanley
3.772% due 01/24/2029 •	300	296
4.431% due 01/23/2030 •	2,400	2,390
4.493% due 01/16/2032 •	4,200	4,131
5.042% due 07/19/2030 •	2,649	2,680
5.073% due 01/30/2037 •	8,250	8,086
5.250% due 04/21/2034 •	2,300	2,308
5.424% due 07/21/2034 •(j)	5,600	5,684
5.449% due 07/20/2029 •	5,600	5,701
5.656% due 04/18/2030 •	1,000	1,029
6.407% due 11/01/2029 •	1,000	1,044

Morgan Stanley Bank NA
4.747% (SOFRRATE + 1.080%) due 01/14/2028 ~	1,600	1,607
4.952% due 01/14/2028 •	1,900	1,908
4.968% due 07/14/2028 •	1,850	1,861
5.016% due 01/12/2029 •	4,800	4,852
5.504% due 05/26/2028 •	1,200	1,214

Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •	4,750	4,735
4.466% due 07/06/2028 •	5,450	5,451
4.734% due 07/18/2031 •	2,600	2,592

MSD Investment Corp.
6.250% due 05/31/2030	3,300	3,228

Mutual of Omaha Cos Global Funding
4.546% due 01/13/2031	2,600	2,571
5.350% due 04/09/2027	1,900	1,917

National Health Investors, Inc.
5.350% due 02/01/2033	1,700	1,674

National Securities Clearing Corp.
4.700% due 05/20/2030	700	707

Nationwide Building Society
5.537% due 07/14/2036 •	1,400	1,405
6.557% due 10/18/2027 •	2,100	2,124

NatWest Group PLC
3.073% due 05/22/2028 •	1,400	1,378
4.892% due 05/18/2029 •	2,613	2,632

NatWest Markets PLC
4.174% due 11/06/2028	4,000	3,973
4.654% due 03/27/2029	1,400	1,404

Nissan Motor Acceptance Co. LLC
5.300% due 09/13/2027	2,800	2,783
5.698% (SOFRINDX + 2.050%) due 09/13/2027 ~	1,800	1,786
6.950% due 09/15/2026	1,500	1,508

NLG Global Funding
5.400% due 01/23/2030	2,000	2,048

Nordea Bank Abp
6.300% due 09/25/2031 •(f)(g)(j)	1,300	1,294

150	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Norinchukin Bank
5.094% due 10/16/2029		$2,200	$2,225
5.359% due 09/09/2035 (j)		6,800	6,770

Nuveen Churchill Direct Lending Corp.
6.650% due 03/15/2030		800	795

Nuveen LLC
5.550% due 01/15/2030		2,000	2,052

Oaktree Specialty Lending Corp.
6.340% due 02/27/2030		2,600	2,535

Pacific Life Global Funding II
4.500% due 08/28/2029		4,500	4,502

Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (c)		1,200	940

Paychex, Inc.
5.350% due 04/15/2032		1,100	1,106
5.600% due 04/15/2035 (j)		1,000	1,005

PNC Financial Services Group, Inc.
6.615% due 10/20/2027 •		1,400	1,416

Popular, Inc.
7.250% due 03/13/2028		400	415

Prologis LP
4.200% due 02/15/2033	CAD	2,400	1,720

Realty Income Corp.
5.000% due 10/15/2029	GBP	1,400	1,839

RGA Global Funding
5.500% due 01/11/2031		$2,000	2,057

Royal Bank of Canada
4.305% due 11/03/2031 •		1,200	1,180
4.970% due 05/02/2031 •		2,000	2,022

Sabra Health Care LP
3.200% due 12/01/2031		4,000	3,614

Safehold GL Holdings LLC
5.650% due 01/15/2035		4,800	4,868

Sammons Financial Group, Inc.
6.875% due 04/15/2034		2,500	2,651

Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,100	1,082
5.136% due 09/22/2036 •		5,000	4,830

SBL Holdings, Inc.
5.900% due 09/26/2028		3,300	3,116
7.200% due 10/30/2034		5,300	4,640

Simon Property Group LP
2.650% due 02/01/2032		600	535

Sixth Street Lending Partners
5.750% due 01/15/2030		4,500	4,435
6.500% due 03/11/2029		3,000	3,042

SMBC Aviation Capital Finance DAC
5.250% due 11/26/2035		3,200	3,126
5.700% due 07/25/2033		1,300	1,329

Standard Chartered PLC
6.750% due 02/08/2028 •		4,200	4,275

Stellantis Financial Services U.S. Corp.
5.400% due 09/15/2030		7,100	6,975

Store Capital LLC
5.400% due 04/30/2030		2,000	2,010

Sumitomo Mitsui Financial Group, Inc.
3.040% due 07/16/2029		3,000	2,854
5.240% due 04/15/2030		300	307
5.570% due 01/15/2047 •		8,100	7,846

Sumitomo Mitsui Trust Bank Ltd.
4.450% due 09/10/2027		1,100	1,103
4.500% due 03/13/2028		2,000	2,007
4.500% due 09/10/2029		2,900	2,903
4.850% due 09/10/2034		200	197
5.200% due 03/07/2027		700	706

Sumitomo Mitsui Trust Group, Inc.
5.416% due 09/11/2036 •		1,900	1,871

Swiss RE Subordinated Finance PLC
5.698% due 04/05/2035 •		1,200	1,216

Synchrony Bank
5.625% due 08/23/2027		2,550	2,579

Synchrony Financial
3.950% due 12/01/2027		2,300	2,273

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Takeoff Merger Sub, Inc.
4.400% due 03/24/2028		$2,100	$2,089
4.850% due 03/24/2031		6,300	6,224
5.500% due 03/24/2036		3,500	3,450

Thames Ssnm Unfunded Comm
9.750% due 10/10/2027	GBP	51	65

Toronto-Dominion Bank
4.701% due 06/05/2026		$300	300

Toyota Motor Credit Corp.
4.296% (SOFRRATE + 0.650%) due 03/19/2027 ~		400	401

Trust 2401
7.375% due 02/13/2034		1,068	1,131
7.700% due 01/23/2032		3,536	3,786

Trust Fibra Uno
7.375% due 02/13/2034		432	457

U.S. Bancorp
6.787% due 10/26/2027 •		1,150	1,165

UBS AG
1.250% due 08/07/2026		400	396
4.632% due 02/16/2032 •		2,500	2,492
4.864% due 01/10/2028 •		1,400	1,406

UBS Group AG
3.869% due 01/12/2029 •		800	791
4.151% due 12/23/2029 •		900	890
4.214% due 04/10/2030 •		2,900	2,864
4.398% due 09/23/2031 •		3,000	2,946
4.703% due 08/05/2027 •		400	400
5.010% due 03/23/2037 •		3,000	2,902
5.199% due 08/10/2037 •		1,500	1,466
5.617% due 09/13/2030 •		2,900	2,990
6.625% due 01/08/2031 •(f)(g)		4,000	3,897
6.850% due 09/10/2029 •(f)(g)		3,500	3,471
7.000% due 01/08/2036 •(f)(g)		2,100	2,031

VB DPR Finance Co.
6.833% due 03/15/2035 «(i)		6,300	6,368

VICI Properties LP
4.750% due 02/15/2028		800	801
5.125% due 11/15/2031		1,400	1,391
5.125% due 05/15/2032		2,600	2,563
5.625% due 04/01/2035		4,900	4,879
5.625% due 05/15/2052		2,100	1,878
5.750% due 04/01/2034		2,000	2,019

VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		2,985	2,902

Vornado Realty LP
2.150% due 06/01/2026		100	99

Voya Financial, Inc.
5.050% due 03/02/2036		2,700	2,610

Wells Fargo & Co.
2.393% due 06/02/2028 •		9,018	8,804
2.879% due 10/30/2030 •		2,500	2,359
3.196% due 06/17/2027 •		2,250	2,244
4.736% (SOFRRATE + 1.070%) due 04/22/2028 ~		300	301
4.808% due 07/25/2028 •		1,500	1,507
5.198% due 01/23/2030 •		1,149	1,167
5.211% due 12/03/2035 •		3,000	2,988
5.499% due 01/23/2035 •		900	916
5.557% due 07/25/2034 •		5,700	5,844
5.574% due 07/25/2029 •		8,222	8,412
5.707% due 04/22/2028 •		2,800	2,837
6.303% due 10/23/2029 •		3,363	3,503
6.491% due 10/23/2034 •		1,100	1,191

Wells Fargo Bank NA
5.254% due 12/11/2026		1,900	1,914

Welltower OP LLC
5.125% due 07/01/2035		2,200	2,209

Weyerhaeuser Co.
4.000% due 04/15/2030		900	877

			1,057,999

INDUSTRIALS 31.9%

180 Medical, Inc.
5.300% due 10/08/2035		1,000	983

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Abbott Laboratories
5.500% due 03/15/2056		$600	$589

AbbVie, Inc.
3.200% due 11/21/2029		1,500	1,446
4.800% due 03/15/2029		2,600	2,642
4.875% due 03/15/2030		1,000	1,020

AEP Transmission Co. LLC
5.150% due 04/01/2034		3,200	3,226

Air Canada Pass-Through Trust
5.250% due 10/01/2030		675	684

Airbnb, Inc.
4.400% due 03/16/2029		6,000	5,993

Aker BP ASA
5.125% due 10/01/2034		3,100	3,035

Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029		284	285

Alibaba Group Holding Ltd.
2.700% due 02/09/2041		600	441
5.625% due 11/26/2054		3,000	2,988

Alphabet, Inc.
4.700% due 11/15/2035		3,000	2,965
4.800% due 02/15/2036		5,000	4,981

Altria Group, Inc.
4.500% due 08/06/2030		1,400	1,394
5.625% due 02/06/2035		2,600	2,664

Amazon.com, Inc.
3.700% due 03/16/2035	EUR	1,300	1,488
4.050% due 03/16/2039		5,200	5,914
4.350% due 03/20/2033		$5,000	4,911

American Airlines Pass-Through Trust
3.200% due 12/15/2029		409	399
3.575% due 07/15/2029		744	734
3.600% due 03/22/2029		158	156
4.900% due 11/11/2039		3,600	3,516

Amgen, Inc.
2.450% due 02/21/2030		6,100	5,666
4.850% due 02/19/2036		4,200	4,128
5.150% due 03/02/2028		400	406
5.750% due 03/02/2063		1,500	1,444

Amphenol Corp.
4.125% due 11/15/2030		800	788

Amrize Finance U.S. LLC
4.700% due 04/07/2028		2,100	2,114
4.950% due 04/07/2030		2,000	2,023

Anglo American Capital PLC
5.750% due 04/05/2034		5,400	5,560

APA Corp.
6.750% due 02/15/2055		2,000	2,006

AppLovin Corp.
5.125% due 12/01/2029		2,600	2,616
5.375% due 12/01/2031		900	909

AS Mileage Plan IP Ltd.
5.021% due 10/20/2029		4,000	3,961

Ashtead Capital, Inc.
5.800% due 04/15/2034		7,500	7,649

AstraZeneca PLC
6.450% due 09/15/2037		700	783

Atlassian Corp.
5.250% due 05/15/2029		2,400	2,415

Aurizon Network Pty. Ltd.
3.125% due 06/01/2026	EUR	700	810

AutoZone, Inc.
4.000% due 04/15/2030		$740	723

Bacardi Ltd./Bacardi-Martini BV
5.250% due 01/15/2029		2,000	2,021
5.400% due 06/15/2033		200	198

Bacardi-Martini BV
6.000% due 02/01/2035		4,000	4,054

BAE Systems PLC
5.125% due 03/26/2029		3,470	3,542

Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.226% due 03/11/2030	EUR	1,700	1,947
4.050% due 03/11/2029		$2,100	2,090

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	151

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.650% due 06/15/2033	$2,100	$2,068
5.000% due 06/15/2036	2,200	2,161
5.850% due 06/15/2056	1,800	1,763

BAT Capital Corp.
5.625% due 08/15/2035	2,100	2,161
6.343% due 08/02/2030	1,100	1,175

Baxter International, Inc.
5.650% due 12/15/2035	4,600	4,495

Bayer U.S. Finance LLC
6.500% due 11/21/2033	8,600	9,149

Becton Dickinson & Co.
1.957% due 02/11/2031	1,300	1,147
4.874% due 02/08/2029	801	810

Beignet Investor LLC
6.581% due 05/30/2049	23,076	23,744

BMW U.S. Capital LLC
4.300% due 03/17/2028	3,000	2,998
4.400% due 03/19/2029	5,000	4,992
4.750% due 03/21/2028	3,500	3,520
5.000% due 03/19/2033	500	494

Boeing Co.
2.250% due 06/15/2026	300	299
2.700% due 02/01/2027	1,200	1,183
2.950% due 02/01/2030	600	565
3.200% due 03/01/2029	1,400	1,351
3.250% due 02/01/2028	100	98
3.950% due 08/01/2059	1,900	1,312
5.150% due 05/01/2030	2,200	2,238
5.705% due 05/01/2040	3,800	3,808
5.930% due 05/01/2060	500	480
6.298% due 05/01/2029	3,000	3,150
6.388% due 05/01/2031	2,500	2,667
7.008% due 05/01/2064	998	1,104

Booz Allen Hamilton, Inc.
3.875% due 09/01/2028	2,500	2,436

Broadcom, Inc.
1.950% due 02/15/2028	300	288
2.600% due 02/15/2033	2,000	1,749
3.187% due 11/15/2036	2,000	1,672
4.150% due 04/15/2032	500	484
4.200% due 10/15/2030	825	816
4.350% due 02/15/2030	3,100	3,090
4.600% due 01/15/2033	4,400	4,335
4.926% due 05/15/2037	1,600	1,553
5.050% due 07/12/2029	930	949
5.050% due 04/15/2030	3,200	3,262

Cameron LNG LLC
2.902% due 07/15/2031	2,000	1,832

Canadian Natural Resources Ltd.
5.000% due 12/15/2029	4,200	4,267
6.450% due 06/30/2033	1,000	1,076

Canadian Pacific Railway Co.
6.125% due 09/15/2115	500	506

Carnival Corp.
4.000% due 08/01/2028	2,200	2,149

CDW LLC/CDW Finance Corp.
3.250% due 02/15/2029	1,100	1,048
3.276% due 12/01/2028	2,300	2,211
3.569% due 12/01/2031	700	640
5.550% due 08/22/2034	500	492

Cenovus Energy, Inc.
5.400% due 03/20/2036	7,300	7,266

Centene Corp.
2.450% due 07/15/2028	6,915	6,444
2.500% due 03/01/2031	3,400	2,855
3.000% due 10/15/2030	1,700	1,491
3.375% due 02/15/2030	4,083	3,691
4.625% due 12/15/2029	1,667	1,584

CF Industries, Inc.
5.300% due 11/26/2035	5,000	4,982

CGI, Inc.
1.450% due 09/14/2026	900	887
4.950% due 03/14/2030	5,900	5,932

Charter Communications Operating LLC/Charter Communications Operating Capital
3.850% due 04/01/2061	1,400	818
3.950% due 06/30/2062	1,300	764

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.400% due 12/01/2061		$6,000	$3,857
5.500% due 04/01/2063		1,300	1,007
5.850% due 12/01/2035 (j)		5,900	5,806
6.100% due 06/01/2029 (j)		1,000	1,036
6.550% due 06/01/2034		500	519
6.650% due 02/01/2034		3,000	3,131

Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029		1,100	1,069

Cheniere Energy Partners LP
3.250% due 01/31/2032 (j)		1,200	1,094
5.950% due 06/30/2033		50	52

Cheniere Energy, Inc.
5.200% due 07/30/2036		8,700	8,615

Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
4.750% due 05/15/2030		6,500	6,514

Choice Hotels International, Inc.
3.700% due 12/01/2029		850	815

CIMIC Finance USA Pty. Ltd.
7.000% due 03/25/2034		2,000	2,133

CommonSpirit Health
4.975% due 09/01/2035		4,900	4,784
6.073% due 11/01/2027		100	103

Constellation Pharmaceutical, Inc.
5.550% due 07/01/2033 «(i)		3,361	3,444

Cornell University
4.169% due 06/15/2030		2,100	2,086

Coterra Energy, Inc.
5.400% due 02/15/2035		2,500	2,509
5.600% due 03/15/2034		700	717

Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
5.600% due 01/15/2031		5,000	4,843

Cox Communications, Inc.
5.450% due 09/01/2034		3,600	3,457
5.700% due 06/15/2033		200	198
5.800% due 12/15/2053		2,600	2,202

CRH SMW Finance DAC
5.125% due 01/09/2030		1,000	1,018

CVS Health Corp.
5.125% due 02/21/2030		5,000	5,072
5.450% due 09/15/2035		5,000	5,021
5.700% due 06/01/2034		2,200	2,262
5.875% due 06/01/2053		600	569
6.000% due 06/01/2044		2,300	2,266
6.000% due 06/01/2063		1,700	1,614

Czechoslovak Group AS
5.250% due 01/10/2031	EUR	2,000	2,372

Daimler Truck Finance North America LLC
4.150% due 01/12/2029		$3,400	3,354
5.000% due 10/12/2032		3,000	2,976
5.400% due 09/20/2028		1,700	1,734

Darden Restaurants, Inc.
4.550% due 10/15/2029		3,700	3,694

Delta Air Lines, Inc./SkyMiles IP Ltd.
4.750% due 10/20/2028		917	916

Devon Energy Corp.
5.200% due 09/15/2034		237	238
5.750% due 09/15/2054		1,300	1,223

Diamondback Energy, Inc.
5.400% due 04/18/2034		1,100	1,117
5.550% due 04/01/2035		5,600	5,717
5.900% due 04/18/2064		3,000	2,841

Discovery Global Holdings, Inc.
3.755% due 03/15/2027		253	250
4.279% due 03/15/2032 (j)		5,255	4,657

DT Midstream, Inc.
5.800% due 12/15/2034		2,700	2,774

Ecopetrol SA
8.375% due 01/19/2036		1,100	1,116
8.875% due 01/13/2033		500	527

Elevance Health, Inc.
5.200% due 02/15/2035		1,800	1,798

EMD Finance LLC
4.375% due 10/15/2030		5,950	5,881

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enbridge, Inc.
5.625% due 04/05/2034		$6,500	$6,707
5.900% due 11/15/2026		1,000	1,009
7.375% due 03/15/2055 •		2,400	2,523
7.625% due 01/15/2083 •		100	108
8.250% due 01/15/2084 •		600	635

Energy Transfer LP
3.900% due 07/15/2026		1,100	1,099
5.350% due 01/15/2036		4,300	4,272
5.350% due 05/15/2045		1,000	895
5.400% due 10/01/2047		200	178
5.550% due 05/15/2034		2,900	2,954
5.700% due 04/01/2035		6,500	6,678
5.950% due 05/15/2054		1,000	939
6.000% due 06/15/2048		375	360
6.050% due 12/01/2026		800	808
7.500% due 07/01/2038		4,000	4,599

Eni SpA
5.500% due 05/15/2034		3,500	3,587
5.750% due 05/19/2035		1,800	1,868
5.950% due 05/15/2054		4,000	3,983

Entergy Louisiana LLC
4.000% due 03/15/2033		1,200	1,140
4.900% due 04/15/2036		4,900	4,782
5.800% due 03/15/2055		1,700	1,668

Enterprise Products Operating LLC
4.950% due 02/15/2035		2,700	2,693
5.200% due 01/15/2036		3,900	3,923

Essent Group Ltd.
6.250% due 07/01/2029		192	199

Essential Utilities, Inc.
5.250% due 08/15/2035		3,900	3,897

Expand Energy Corp.
4.750% due 02/01/2032		3,000	2,924
5.700% due 01/15/2035		1,300	1,321

Fedex Freight Holding Co., Inc.
4.950% due 03/15/2033		5,700	5,561

Fidelity National Information Services, Inc.
4.550% due 03/10/2029		2,300	2,290

Fiserv, Inc.
4.200% due 10/01/2028		1,800	1,780
4.550% due 02/15/2031		1,200	1,176

Flex Intermediate Holdco LLC
3.363% due 06/30/2031		2,300	2,095

Flex Ltd.
5.250% due 01/15/2032		2,300	2,310

Florida Gas Transmission Co. LLC
5.750% due 07/15/2035		3,800	3,901

Flutter Treasury DAC
5.000% due 04/29/2029	EUR	1,000	1,169
6.375% due 04/29/2029		$300	306

Foundry JV Holdco LLC
5.875% due 01/25/2034		3,000	3,040
5.900% due 01/25/2030		500	518

Fox Corp.
4.709% due 01/25/2029		200	201

Freeport-McMoRan, Inc.
5.450% due 03/15/2043		200	189

Gartner, Inc.
4.950% due 03/20/2031		3,800	3,709

GE Vernova, Inc.
4.875% due 02/04/2036		3,000	2,974

Glencore Funding LLC
5.371% due 04/04/2029		1,450	1,481
5.400% due 05/08/2028		500	508
5.508% due 04/01/2036 (b)		5,200	5,214

Global Payments, Inc.
5.200% due 11/15/2032		2,000	1,943
5.400% due 03/15/2033		8,000	7,812
5.550% due 11/15/2035		1,800	1,735

Grupo Nutresa SA
8.000% due 05/12/2030		7,550	8,005

Gulfstream Natural Gas System LLC
5.600% due 07/23/2035		4,900	4,969

152	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Haleon U.S. Capital LLC
3.375% due 03/24/2029	$1,300	$1,265

Harbour Energy PLC
6.327% due 04/01/2035	2,300	2,358

Hasbro, Inc.
6.050% due 05/14/2034	2,000	2,086

HCA, Inc.
3.500% due 09/01/2030	200	190
4.125% due 06/15/2029	2,600	2,565
4.375% due 03/15/2042	700	589
5.200% due 06/01/2028	2,000	2,030
5.250% due 03/01/2030	1,000	1,021
5.250% due 06/15/2049	400	353
5.450% due 09/15/2034	8,200	8,280
5.500% due 03/01/2032	1,200	1,231
5.625% due 09/01/2028	1,221	1,246
5.750% due 03/01/2035	2,100	2,160

Hexcel Corp.
5.875% due 02/26/2035	600	616

HF Sinclair Corp.
5.750% due 01/15/2031	1,100	1,124

Huntington Ingalls Industries, Inc.
5.353% due 01/15/2030	2,100	2,141

Hyatt Hotels Corp.
5.050% due 03/30/2028	2,800	2,824
5.400% due 12/15/2035	3,800	3,724
5.750% due 03/30/2032	3,200	3,289

Hyundai Capital America
4.637% (SOFRRATE + 0.990%) due 03/25/2027 ~	2,600	2,606
4.750% due 04/06/2029 (b)	2,500	2,498
4.850% due 03/25/2027	3,000	3,011
5.150% due 03/27/2030	2,300	2,325
5.680% due 06/26/2028	300	306

Imperial Brands Finance PLC
3.500% due 07/26/2026	540	538
6.125% due 07/27/2027	200	204

Japan Tobacco, Inc.
5.250% due 06/15/2030	1,900	1,949
5.850% due 06/15/2035	3,300	3,464

JDE Peet’s NV
1.375% due 01/15/2027	2,100	2,048
2.250% due 09/24/2031	4,700	4,089

JetBlue Pass-Through Trust
2.750% due 11/15/2033	622	553
4.000% due 05/15/2034	135	128

JT International Financial Services BV
3.875% due 09/28/2028	2,600	2,564

Kinder Morgan, Inc.
5.000% due 02/01/2029	1,900	1,929
5.400% due 02/01/2034	1,900	1,944
5.550% due 06/01/2045	2,600	2,482
5.850% due 06/01/2035	710	744

Kraft Heinz Foods Co.
5.200% due 03/15/2032	1,900	1,920
5.400% due 03/15/2035	1,700	1,698
6.875% due 01/26/2039	200	216

L3Harris Technologies, Inc.
5.050% due 06/01/2029	2,000	2,035

Las Vegas Sands Corp.
5.625% due 06/15/2028	1,000	1,013
6.200% due 08/15/2034	4,400	4,511

Leland Stanford Junior University
4.679% due 03/01/2035	5,500	5,491

Lenovo Group Ltd.
5.831% due 01/27/2028	400	409

LKQ Corp.
5.750% due 06/15/2028	1,000	1,018

LYB International Finance III LLC
6.150% due 05/15/2035	4,500	4,634

Maple Parent Holdings Corp.
4.750% due 03/26/2029	4,200	4,200
5.700% due 03/26/2036	5,000	4,970

Marathon Petroleum Corp.
5.700% due 03/01/2035	2,800	2,876

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marriott International, Inc.
4.500% due 10/15/2031		$3,400	$3,362
4.800% due 03/15/2030		1,500	1,514
5.250% due 10/15/2035		3,100	3,085
5.350% due 03/15/2035		5,400	5,437
5.450% due 09/15/2026		600	602
5.550% due 10/15/2028		300	308

Mars, Inc.
4.800% due 03/01/2030		3,500	3,538

Marvell Technology, Inc.
1.650% due 04/15/2026		100	100
2.450% due 04/15/2028		1,100	1,058

McDonald’s Corp.
6.300% due 10/15/2037		700	768

Mercedes-Benz Finance North America LLC
4.125% due 03/10/2028		5,500	5,477
4.800% due 08/01/2029		1,500	1,514
4.900% due 11/15/2027		2,100	2,121

Meta Platforms, Inc.
4.200% due 11/15/2030		2,500	2,476
4.600% due 11/15/2032		4,600	4,556

Microchip Technology, Inc.
5.050% due 02/15/2030		700	706

Micron Technology, Inc.
5.650% due 11/01/2032		2,200	2,323
5.800% due 01/15/2035		3,800	4,047
5.875% due 09/15/2033		1,100	1,177
6.050% due 11/01/2035		7,100	7,664

Mondelez International, Inc.
4.625% due 07/03/2031	CAD	3,400	2,516

Motorola Solutions, Inc.
4.600% due 05/23/2029		$200	200
5.400% due 04/15/2034		400	405

MPLX LP
4.000% due 03/15/2028		315	313
4.500% due 04/15/2038		800	719
4.950% due 09/01/2032		200	199
5.400% due 04/01/2035		2,100	2,099
5.400% due 09/15/2035		4,000	3,984
5.500% due 06/01/2034		3,000	3,032

MSCI, Inc.
3.625% due 09/01/2030		2,000	1,891

National Football League
5.480% due 10/05/2028 «(i)		4,000	4,041

National Fuel Gas Co.
5.950% due 03/15/2035		2,400	2,484

Nestle Capital Corp.
4.500% due 03/18/2033		4,000	3,964

NetApp, Inc.
5.700% due 03/17/2035		1,612	1,643

Novartis Capital Corp.
3.700% due 09/21/2042		500	408

NXP BV/NXP Funding LLC/NXP USA, Inc.
2.650% due 02/15/2032		2,700	2,383
4.300% due 06/18/2029		300	297

Occidental Petroleum Corp.
5.550% due 10/01/2034 (j)		7,300	7,429
6.050% due 10/01/2054		1,000	973
6.200% due 03/15/2040		2,800	2,862
6.625% due 09/01/2030		4,267	4,591
7.500% due 05/01/2031		500	557
8.875% due 07/15/2030		2,400	2,733

Open Text Corp.
6.900% due 12/01/2027		200	205

Oracle Corp.
4.200% due 09/27/2029		8,995	8,720
4.450% due 09/26/2030		1,000	964
4.650% due 05/06/2030		3,310	3,236
4.700% due 09/27/2034		2,000	1,826
4.800% due 08/03/2028		2,500	2,501
4.950% due 02/04/2031		2,000	1,958
5.200% due 09/26/2035 (j)		5,000	4,693
5.350% due 05/04/2033		1,700	1,656
5.500% due 09/27/2064		1,650	1,265
5.700% due 02/04/2036		5,000	4,810
6.100% due 09/26/2065		1,200	996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.150% due 11/09/2029	$500	$516
6.550% due 02/04/2046	2,000	1,867
6.700% due 02/04/2056	2,400	2,229

ORLEN SA
6.000% due 01/30/2035	4,000	4,083

Ovintiv, Inc.
6.250% due 07/15/2033	4,400	4,645

Paramount Global
2.900% due 01/15/2027	600	590
3.375% due 02/15/2028	300	291
3.700% due 06/01/2028	1,275	1,234
4.950% due 01/15/2031	800	741
6.875% due 04/30/2036	800	702
7.875% due 07/30/2030	200	209

Penske Truck Leasing Co. LP/PTL Finance Corp.
5.350% due 01/12/2027	1,500	1,508

Petroleos Mexicanos
6.700% due 02/16/2032	400	392

Philip Morris International, Inc.
1.750% due 11/01/2030	700	620
2.100% due 05/01/2030	183	167
4.250% due 10/29/2032	3,100	3,004
4.375% due 04/30/2030	1,100	1,094
5.250% due 09/07/2028	1,800	1,846
5.250% due 02/13/2034	6,000	6,112

Plains All American Pipeline LP
5.950% due 06/15/2035	2,600	2,686

POSCO
4.875% due 01/23/2027	500	501

Providence St. Joseph Health Obligated Group
2.532% due 10/01/2029	300	280

Quanta Services, Inc.
4.300% due 08/09/2028	4,100	4,095

Repsol E&P Capital Markets U.S. LLC
5.204% due 09/16/2030	4,400	4,439

Rolls-Royce PLC
5.750% due 10/15/2027	1,000	1,016

Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036	7,800	7,666

Royalty Pharma PLC
5.150% due 09/02/2029	400	407
5.200% due 09/25/2035	4,800	4,739

RTX Corp.
5.750% due 01/15/2029	2,200	2,283
6.100% due 03/15/2034	2,000	2,154

S&P Global, Inc.
4.250% due 01/15/2031	4,100	4,049

Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	1,200	1,195
4.500% due 05/15/2030	800	794

Salesforce, Inc.
4.500% due 03/15/2028	1,800	1,801
6.550% due 03/15/2056	2,900	2,912

Santos Finance Ltd.
3.649% due 04/29/2031	3,048	2,855
6.875% due 09/19/2033	4,200	4,577

Saudi Arabian Oil Co.
5.000% due 02/02/2036	1,700	1,636
6.000% due 02/02/2056	4,400	4,154

SK Hynix, Inc.
6.375% due 01/17/2028	400	413

Skyworks Solutions, Inc.
1.800% due 06/01/2026	2,200	2,190

Snam SpA
5.000% due 05/28/2030	1,600	1,617
5.750% due 05/28/2035	6,900	7,040

South Bow USA Infrastructure Holdings LLC
5.026% due 10/01/2029	1,600	1,611
5.584% due 10/01/2034	1,300	1,292

Southern Co.
3.750% due 09/15/2051 •	2,200	2,186

Spectra Energy Partners LP
3.375% due 10/15/2026	400	398

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	153

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Spirit AeroSystems, Inc.
4.600% due 06/15/2028		$3,400	$3,403

Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		403	378
4.100% due 10/01/2029		187	183

Stryker Corp.
1.950% due 06/15/2030		1,750	1,580
4.100% due 04/01/2043		500	417

Sutter Health
5.164% due 08/15/2033		200	203

Synopsys, Inc.
4.650% due 04/01/2028		1,400	1,406
4.850% due 04/01/2030		1,025	1,033

Sysco Corp.
4.400% due 07/25/2031		1,700	1,649
5.100% due 09/23/2030		1,211	1,221
5.950% due 04/01/2030		2,350	2,441

T-Mobile USA, Inc.
2.400% due 03/15/2029		700	661
2.550% due 02/15/2031		3,000	2,727
2.875% due 02/15/2031		500	461
3.600% due 11/15/2060		1,000	650
3.875% due 04/15/2030		2,000	1,948
4.200% due 10/01/2029		5,661	5,627
4.850% due 01/15/2029		2,103	2,128
4.950% due 11/15/2035		2,100	2,063
5.125% due 05/15/2032		1,100	1,116
5.750% due 01/15/2034		4,500	4,695

Take-Two Interactive Software, Inc.
5.400% due 06/12/2029		1,000	1,022

Tapestry, Inc.
5.500% due 03/11/2035		10,100	10,122

Targa Resources Corp.
4.200% due 02/01/2033		600	568
6.150% due 03/01/2029		1,100	1,146

TD SYNNEX Corp.
2.375% due 08/09/2028		1,000	950
5.300% due 10/10/2035		1,500	1,454
6.100% due 04/12/2034		4,000	4,128

Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037		600	707

Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027	GBP	220	318

Thermo Fisher Scientific, Inc.
4.902% due 02/12/2036		$2,600	2,583

Time Warner Cable Enterprises LLC
8.375% due 07/15/2033		3,900	4,418

Time Warner Cable LLC
5.500% due 09/01/2041		6,028	5,200

TransCanada PipeLines Ltd.
4.625% due 03/01/2034		600	581

Transcontinental Gas Pipe Line Co. LLC
5.100% due 03/15/2036		3,300	3,272

Trustees of Princeton University
4.647% due 07/01/2030		1,600	1,620

TSMC Arizona Corp.
1.750% due 10/25/2026		300	296

Tyson Foods, Inc.
5.700% due 03/15/2034		1,400	1,450

Uber Technologies, Inc.
4.150% due 01/15/2031		1,000	978
4.800% due 09/15/2034		2,800	2,743
5.350% due 09/15/2054		1,000	921

UCB SA
4.250% due 03/20/2030	EUR	1,100	1,292

United Airlines Pass-Through Trust
2.700% due 11/01/2033		$658	606
3.500% due 09/01/2031		559	544
5.450% due 08/15/2038		9,022	9,223
5.875% due 04/15/2029		814	828

UnitedHealth Group, Inc.
4.500% due 04/15/2033		1,500	1,465
4.950% due 05/15/2062		400	336
5.150% due 07/15/2034		3,600	3,632
5.200% due 04/15/2063		700	612

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UPMC
5.035% due 05/15/2033		$200	$202

Var Energi ASA
5.875% due 05/22/2030		1,000	1,033
7.500% due 01/15/2028		2,500	2,617
8.000% due 11/15/2032		3,326	3,791

Veralto Corp.
5.500% due 09/18/2026		3,250	3,264

VeriSign, Inc.
2.700% due 06/15/2031		300	269

VF Corp.
0.625% due 02/25/2032	EUR	1,100	993

Viper Energy Partners LLC
4.900% due 08/01/2030		$1,000	1,001
5.700% due 08/01/2035		2,100	2,118

VMware LLC
2.200% due 08/15/2031		2,250	1,976
4.700% due 05/15/2030		2,147	2,161

Volkswagen Group of America Finance LLC
4.450% due 09/11/2027		3,000	2,992
4.550% due 09/11/2028		3,100	3,093
4.750% due 11/13/2028		1,600	1,600
4.850% due 08/15/2027		750	752
4.900% due 08/14/2026		600	601
4.950% due 03/25/2027		1,250	1,255
5.050% due 03/27/2028		1,650	1,661
5.250% due 03/22/2029		1,900	1,923
5.350% due 03/27/2030		1,800	1,826
5.650% due 09/12/2028		400	408
5.700% due 09/12/2026		400	402

Volkswagen International Finance NV
7.875% due 09/06/2032 •(f)	EUR	3,000	3,847

Weir Group, Inc.
5.350% due 05/06/2030		$3,300	3,346

Western Midstream Operating LP
5.500% due 12/15/2035		5,000	4,920
6.350% due 01/15/2029		2,200	2,291

Westinghouse Air Brake Technologies Corp.
4.700% due 09/15/2028		100	100

Williams Cos., Inc.
5.150% due 03/15/2034		2,000	2,003
5.300% due 09/30/2035		3,100	3,099
8.750% due 03/15/2032		200	238

Woodside Finance Ltd.
5.400% due 05/19/2030		3,300	3,371

Workday, Inc.
3.800% due 04/01/2032		300	279

			1,013,565

UTILITIES 11.0%

AEP Texas, Inc.
3.800% due 10/01/2047		300	216
5.400% due 06/01/2033		100	101
5.700% due 05/15/2034		2,500	2,574

AES Corp.
3.950% due 07/15/2030		4,900	4,687
5.450% due 06/01/2028		700	707
5.800% due 03/15/2032		5,100	5,131

Ameren Corp.
5.700% due 12/01/2026		800	806

Ameren Missouri Securitization Funding I LLC
4.850% due 10/01/2041		2,890	2,886

American Electric Power Co., Inc.
6.050% due 03/15/2056 •		2,100	2,082

American Water Capital Corp.
5.200% due 04/01/2036 (b)		5,000	5,013

Appalachian Power Co.
5.650% due 04/01/2034		1,100	1,132

Arizona Public Service Co.
5.500% due 09/01/2035		1,000	1,008
5.700% due 08/15/2034		200	207

AT&T, Inc.
1.650% due 02/01/2028		4,900	4,671
3.650% due 09/15/2059		1,800	1,167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.800% due 12/01/2057		$100	$68
4.500% due 03/12/2036 (i)	CAD	5,000	3,544
4.750% due 04/30/2033		$1,800	1,784
5.125% due 04/30/2036		7,400	7,314
5.375% due 08/15/2035		2,000	2,027
6.000% due 04/30/2056		4,300	4,210

Black Hills Corp.
6.150% due 05/15/2034		600	632

BP Capital Markets PLC
6.125% due 03/18/2035 •(f)		3,300	3,330

Brooklyn Union Gas Co.
6.388% due 09/15/2033		4,600	4,904

Capital Power U.S. Holdings, Inc.
6.189% due 06/01/2035		5,400	5,540

CenterPoint Energy Houston Electric LLC
4.850% due 04/01/2036		3,000	2,939

Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035		4,888	4,916

Cleco Power LLC
5.300% due 01/15/2036		5,500	5,461

Colbun SA
5.375% due 09/11/2035		3,100	3,036

Columbia Pipelines Holding Co. LLC
5.097% due 10/01/2031		1,200	1,207

Columbia Pipelines Operating Co. LLC
5.927% due 08/15/2030		100	105

Comision Federal de Electricidad
6.045% due 01/28/2034		5,000	4,852

Connecticut Light & Power Co.
4.950% due 01/15/2030		2,000	2,036

Constellation Energy Generation LLC
6.125% due 01/15/2034		1,600	1,708

Dominion Energy South Carolina, Inc.
5.300% due 01/15/2035		4,000	4,091

Dominion Energy, Inc.
5.450% due 03/15/2035		2,100	2,117
7.000% due 06/01/2054 •		2,300	2,434

DTE Electric Co.
4.850% due 03/01/2036		4,900	4,810

Duke Energy Carolinas LLC
2.450% due 02/01/2030		1,000	930
3.550% due 03/15/2052		600	424
6.100% due 06/01/2037		100	106

Duke Energy Florida LLC
4.850% due 12/01/2035		3,000	2,946

Duke Energy Progress LLC
5.050% due 03/15/2035		3,000	3,008

Edison International
4.125% due 03/15/2028		5,000	4,917
5.250% due 03/15/2032		1,900	1,882
5.450% due 06/15/2029		1,500	1,515
6.250% due 03/15/2030		3,550	3,681
7.875% due 06/15/2054 •		1,300	1,333

Electricite de France SA
6.375% due 01/13/2055		2,530	2,587

ENEL Finance International NV
3.625% due 05/25/2027		325	322
4.125% due 09/30/2028		1,100	1,091
5.125% due 06/26/2029		3,400	3,449
7.500% due 10/14/2032		700	789
7.750% due 10/14/2052		950	1,116

Entergy Texas, Inc.
5.250% due 04/15/2035		1,480	1,495

Evergy Metro, Inc.
5.125% due 08/15/2035		3,500	3,487

Eversource Energy
4.450% due 12/15/2030		4,100	4,046
5.000% due 01/01/2027		400	401
5.450% due 03/01/2028		600	610

Florida Power & Light Co.
5.100% due 04/01/2033		500	510

IPALCO Enterprises, Inc.
4.250% due 05/01/2030		2,100	2,024

154	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Israel Electric Corp. Ltd.
3.750% due 02/22/2032	$1,900	$1,756

Massachusetts Electric Co.
1.729% due 11/24/2030	400	349

MidAmerican Energy Co.
4.250% due 07/15/2049	1,050	843
5.300% due 02/01/2055	600	557
5.350% due 01/15/2034	1,000	1,027

Narragansett Electric Co.

5.350% due 05/01/2034	1,300	1,322

National Grid PLC
5.418% due 01/11/2034	2,000	2,039
5.602% due 06/12/2028	400	410

NBN Co. Ltd.
2.625% due 05/05/2031	500	457
4.250% due 10/01/2029	1,900	1,895
5.750% due 10/06/2028	1,300	1,344

New York State Electric & Gas Corp.
5.050% due 08/15/2035	2,700	2,672

Niagara Energy SAC
5.746% due 10/03/2034	2,900	2,894

Niagara Mohawk Power Corp.
2.759% due 01/10/2032	600	537
5.290% due 01/17/2034	500	500

NorthWestern Corp.
5.073% due 03/21/2030	3,000	3,049

NSTAR Electric Co.
4.850% due 03/01/2030	2,300	2,332

NYSEG Storm Funding LLC
4.713% due 05/01/2029	3,013	3,034

Oglethorpe Power Corp.
5.800% due 06/01/2054	2,200	2,121

Oncor Electric Delivery Co. LLC
4.500% due 03/15/2031	6,700	6,666
5.350% due 04/01/2035	2,000	2,045

ONEOK, Inc.
4.400% due 10/15/2029	2,000	1,988
4.950% due 10/15/2032	3,900	3,870
5.050% due 11/01/2034	6,000	5,838
5.375% due 06/01/2029	50	51
5.850% due 11/01/2064	1,600	1,459
6.050% due 09/01/2033	2,400	2,517
6.625% due 09/01/2053	3,500	3,595

Orange SA
4.750% due 01/13/2033	5,500	5,441

Pacific Gas & Electric Co.
3.300% due 12/01/2027	800	784
4.000% due 12/01/2046	1,100	806
5.050% due 10/15/2032	7,700	7,653
5.200% due 05/01/2036	5,800	5,655
5.700% due 03/01/2035	2,000	2,028
5.800% due 05/15/2034	1,400	1,435
6.000% due 08/15/2035	6,500	6,719
6.100% due 01/15/2029	3,865	4,001
6.150% due 01/15/2033	400	419
6.400% due 06/15/2033	400	425
6.750% due 01/15/2053	1,400	1,454
6.950% due 03/15/2034	1,500	1,643

PacifiCorp
2.700% due 09/15/2030	100	91
4.250% due 03/15/2029	2,100	2,077
4.650% due 04/15/2029	1,800	1,801
5.450% due 04/15/2033	5,700	5,720
5.800% due 04/15/2036	2,600	2,622
5.800% due 01/15/2055	1,900	1,737
7.125% due 08/15/2056 •	6,500	6,142

Piedmont Natural Gas Co., Inc.
5.100% due 02/15/2035	2,500	2,496

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~	500	500

Plains All American Pipeline LP/PAA Finance Corp.
4.700% due 01/15/2031	2,900	2,892
5.600% due 01/15/2036	3,000	3,011
5.700% due 09/15/2034	3,300	3,375

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Public Service Co. of Colorado
5.350% due 05/15/2034	$3,400	$3,465

Puget Energy, Inc.
5.725% due 03/15/2035	5,700	5,748

San Diego Gas & Electric Co.
5.400% due 04/15/2035	5,100	5,189
6.000% due 06/01/2026	3,000	3,009

Sempra
6.000% due 10/15/2039	3,700	3,786
6.875% due 10/01/2054 •	1,000	1,011

Sierra Pacific Power Co.
5.900% due 03/15/2054	700	690
6.200% due 12/15/2055 •	900	876
6.375% due 09/15/2056 •	3,500	3,472

Southern California Edison Co.
2.750% due 02/01/2032	300	268
2.850% due 08/01/2029	1,750	1,651
2.950% due 02/01/2051	300	181
4.650% due 10/01/2043	350	294
4.800% due 03/15/2033	5,000	4,913
4.900% due 06/01/2026	300	300
5.450% due 03/01/2035	1,000	1,004
5.650% due 10/01/2028	2,100	2,153

Southern California Gas Co.
2.550% due 02/01/2030	1,900	1,780
2.600% due 06/15/2026	200	199
5.200% due 06/01/2033	400	408

Southern Co. Gas Capital Corp.
3.950% due 10/01/2046	500	383

Southwestern Electric Power Co.
5.200% due 04/01/2036	2,200	2,164

Southwestern Public Service Co.
4.400% due 11/15/2048	460	373

Swepco Storm Recovery Funding LLC
4.880% due 09/01/2041	2,828	2,828

System Energy Resources, Inc.
5.300% due 12/15/2034	4,100	4,091

Trans-Allegheny Interstate Line Co.
5.000% due 01/15/2031	1,000	1,016

Verizon Communications, Inc.
3.000% due 11/20/2060	400	230
4.780% due 02/15/2035	302	292
5.000% due 01/15/2036	3,400	3,331
5.401% due 07/02/2037	2,514	2,506

Virginia Electric & Power Co.
4.900% due 09/15/2035	3,000	2,937
5.050% due 08/15/2034	200	200

Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	1,800	1,820

Vistra Operations Co. LLC
4.600% due 10/15/2030	1,800	1,765
6.000% due 04/15/2034	900	926
6.950% due 10/15/2033	2,700	2,940

WEC Energy Group, Inc.
5.600% due 09/12/2026	376	378

Wisconsin Electric Power Co.
4.150% due 10/15/2030	1,200	1,184

Xcel Energy, Inc.
5.500% due 03/15/2034	300	305
5.600% due 04/15/2035	5,000	5,084

		351,366

Total Corporate Bonds & Notes (Cost $2,413,917)		2,422,930

MUNICIPAL BONDS & NOTES 0.2%

ARIZONA 0.2%

Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024
7.375% due 10/01/2029	4,500	4,746

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LOUISIANA 0.0%

Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023
5.048% due 12/01/2034	$400	$410

TEXAS 0.0%

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	335	343

Total Municipal Bonds & Notes (Cost $5,235)		5,499

U.S. GOVERNMENT AGENCIES 12.5%

Federal Home Loan Mortgage Corp.
5.500% due 02/01/2053 - 05/01/2053	616	622
6.000% due 04/01/2053 - 02/01/2055	2,597	2,675

Federal Home Loan Mortgage Corp. REMICS
4.532% due 12/25/2055 •	4,385	4,385
4.862% due 02/25/2055 •	768	775

Federal National Mortgage Association
5.500% due 11/01/2052 - 06/01/2053	2,407	2,427
6.000% due 03/01/2053 - 08/01/2054	4,174	4,320
6.500% due 10/01/2053	1,120	1,161

Uniform Mortgage-Backed Security, TBA
4.000% due 04/01/2056 - 06/01/2056	120,390	113,425
4.500% due 06/01/2056	82,000	79,015
5.000% due 04/01/2056 - 05/01/2056	129,560	127,661
6.000% due 05/01/2056 - 07/01/2056	60,300	61,373

Total U.S. Government Agencies (Cost $398,053)		397,839

U.S. TREASURY OBLIGATIONS 18.3%

U.S. Treasury Bonds
3.000% due 02/15/2048	7,300	5,385
3.000% due 08/15/2048	17,000	12,481
3.125% due 05/15/2048	8,500	6,399
3.750% due 08/15/2041	68,600	61,204
4.125% due 08/15/2044 (j)	136,510	123,886
4.250% due 08/15/2054	57,600	51,602
4.375% due 08/15/2043	13,330	12,586
4.500% due 11/15/2054	12,700	11,868
4.625% due 11/15/2044 (j)	10,800	10,453
4.625% due 02/15/2055 (j)	41,100	39,210
4.625% due 11/15/2055	29,200	27,904
4.750% due 11/15/2043 (j)	5,100	5,040
4.750% due 11/15/2053 (j)	1,234	1,200
4.750% due 08/15/2055 (j)	36,100	35,186
4.875% due 08/15/2045 (j)	3,104	3,095

U.S. Treasury Inflation Protected Securities (e)
1.250% due 04/15/2028 (l)	1,952	1,960
1.750% due 01/15/2034 (l)	19,784	19,708
1.875% due 07/15/2034	415	417
2.125% due 04/15/2029 (l)	34,697	35,631

U.S. Treasury Notes
3.500% due 02/28/2031 (j)	43,000	42,169
3.625% due 12/31/2030 (j)	4,200	4,143
4.125% due 05/31/2032 (j)(l)	14,100	14,139
4.250% due 08/15/2035 (j)	52,912	52,722

U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	3,900	1,774
0.000% due 05/15/2042 (a)	6,100	2,734

Total U.S. Treasury Obligations (Cost $601,264)		582,896

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	155

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%

ATLX Trust
3.850% due 04/25/2063 þ		$887	$862

Chase Home Lending Mortgage Trust
3.250% due 08/25/2064 ~		6,033	5,366

Cross Mortgage Trust
5.549% due 12/25/2069 ~		771	774

Ellington Financial Mortgage Trust
5.726% due 01/25/2060 þ		409	411

JP Morgan Seasoned Mortgage Trust
4.337% due 01/25/2063 ~		873	839

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		838	815

OBX Trust
5.110% due 08/25/2062 þ		667	665
5.597% due 11/25/2064 þ		15,527	15,611

Pretium Mortgage Credit Partners LLC
4.000% due 08/25/2064 þ		907	881
4.000% due 07/25/2069 þ		896	872

PRPM LLC
3.750% due 04/25/2055 þ		910	887
4.000% due 11/25/2054 þ		855	836

PRPM Trust
5.674% due 12/26/2069 þ		735	738
5.802% due 11/25/2069 þ		708	712

Santander Mortgage Asset Receivable Trust
5.545% due 01/25/2065 þ		801	804

Towd Point Mortgage Trust
4.612% due 10/25/2064 ~		2,351	2,332

Total Non-Agency Mortgage-Backed Securities (Cost $33,314)			33,405

ASSET-BACKED SECURITIES 6.3%

AUTOMOBILE SEQUENTIAL 0.2%

BMW Vehicle Lease Trust
4.430% due 06/26/2028		2,000	2,007
4.980% due 03/25/2027		213	213

Chase Auto Owner Trust
5.680% due 01/25/2029		1,402	1,414

CPS Auto Receivables Trust
4.910% due 06/15/2028		63	63

Ford Auto Securitization Trust
5.053% due 07/15/2028	CAD	286	208

Ford Credit Auto Lease Trust
4.720% due 06/15/2028		$1,000	1,005

GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		136	136

Lendbuzz Securitization Trust
5.100% due 10/15/2030		322	323

			5,369

CMBS OTHER 0.4%

ACREC LLC
5.130% due 01/18/2043 •		4,900	4,898

ACRES Commercial Realty Issuer LLC
0.000% due 08/18/2044 •		3,500	3,498

AREIT Ltd.
5.790% due 08/17/2041 •		386	386

PFP Ltd.
5.180% due 08/18/2043 •		4,600	4,605

			13,387

HOME EQUITY OTHER 0.0%

Towd Point Mortgage Trust
5.725% due 11/25/2064 þ		985	990

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OTHER ABS 5.7%

37 Capital CLO 4 Ltd.
4.762% due 04/15/2035 •		$1,000	$1,000

522 Funding CLO Ltd.
4.871% due 10/23/2034 •		500	501

AGL CLO 14 Ltd.
4.800% due 12/02/2034 •		1,200	1,201

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •		1,000	1,000

AMMC CLO 27 Ltd.
4.748% due 01/20/2037 •		1,500	1,500

Anchorage Capital CLO 20 Ltd.
4.768% due 01/20/2035 •		1,000	1,000

Anchorage Capital CLO 21 Ltd.
4.718% due 10/20/2034 •		1,100	1,100

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037		777	766

Apex Credit CLO Ltd.
5.468% due 04/20/2036 •		1,950	1,953

Apidos CLO XI
4.908% due 04/17/2034 •		1,350	1,352

ARES European CLO XIV DAC
3.063% due 10/21/2034 •	EUR	374	433

ARES LXII CLO Ltd.
4.738% due 01/25/2034 •		$2,200	2,201

ARES LXV CLO Ltd.
4.788% due 07/25/2034 •		1,000	1,000

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •		2,400	2,403

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •		1,600	1,602

Atlantic Avenue Ltd.
4.928% due 01/20/2035 •		1,550	1,551

Atlas Senior Loan Fund XVI Ltd.
4.768% due 01/20/2034 •		1,400	1,401

Atlas Senior Loan Fund XVII Ltd.
4.728% due 10/20/2034 •		1,000	1,000

Atlas Senior Loan Fund XVIII Ltd.
4.778% due 01/18/2035 •		1,200	1,199

Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •		2,100	2,101
4.700% due 10/21/2034 •		1,000	1,000
4.728% due 07/24/2034 •		1,000	1,001
4.760% due 10/21/2034 •		1,000	1,001
4.819% due 04/22/2035 •		2,000	2,000
4.821% due 10/23/2034 •		1,000	1,001
4.830% due 07/17/2035 •		1,200	1,200

Benefit Street Partners CLO XXII Ltd.
4.818% due 04/20/2035 •		1,300	1,300

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		2,100	2,101

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •		4,600	4,601

Canyon Capital CLO Ltd.
4.682% due 10/15/2034 •		1,000	999

Canyon CLO Ltd.
4.752% due 07/15/2034 •		1,000	1,001
4.772% due 10/15/2034 •		800	800

Capital Four U.S. CLO I Ltd.
4.805% due 01/18/2035 •		2,900	2,896

Carlyle Global Market Strategies CLO Ltd.
4.758% due 07/20/2034 •		3,600	3,602

Carlyle U.S. CLO Ltd.
4.748% due 01/25/2035 •		600	599
4.778% due 10/20/2034 •		500	500

CarVal CLO III Ltd.
4.658% due 07/20/2032 •		844	844

Cedar Funding VI CLO Ltd.
4.758% due 04/20/2034 •		1,400	1,401

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •		1,000	1,000

Crown Point CLO 7 Ltd.
4.898% due 10/20/2031 •		651	651

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Diamond Infrastructure Funding LLC
1.760% due 04/15/2049		$1,000	$978

Dryden 86 CLO Ltd.
4.798% due 07/17/2034 •		500	501

Dryden 95 CLO Ltd.
4.696% due 08/20/2034 •		1,900	1,900

Elevation CLO Ltd.
4.798% due 07/25/2034 •		1,000	1,001

Elmwood CLO 15 Ltd.
4.819% due 04/22/2035 •		600	600

Flatiron CLO 19 Ltd.
4.833% due 11/16/2034 •		604	604

Fortress Credit BSL VII Ltd.
4.761% due 07/23/2032 •		198	199

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •		569	569

Galaxy XXII CLO Ltd.
4.683% due 04/16/2034 •		700	700

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		1,700	1,701

Greywolf CLO IV Ltd.
4.908% due 04/17/2034 •		1,200	1,202

Grosvenor Place CLO DAC
3.256% due 01/15/2039 •	EUR	1,900	2,197

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •		$1,500	1,501

Hayfin Emerald CLO V DAC
3.194% due 11/17/2037 •	EUR	2,100	2,428

ICG U.S. CLO Ltd.
4.661% due 01/16/2033 •		$326	327
4.818% due 10/20/2034 •		1,200	1,201

Indigo Credit Management II DAC
3.216% due 07/15/2038 •	EUR	2,200	2,542

Invesco CLO Ltd.
4.818% due 07/20/2035 •		$1,500	1,501

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		1,100	1,101

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		5,700	5,706

KKR CLO 27 Ltd.
4.782% due 01/15/2035 •		1,100	1,100

KKR CLO 33 Ltd.
4.748% due 07/20/2034 •		600	601

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •		2,020	2,022

KKR CLO 42 Ltd.
4.818% due 07/20/2034 •		1,800	1,802

LCM 34 Ltd.
4.848% due 10/20/2034 •		250	250

LCM 35 Ltd.
4.752% due 10/15/2034 •		1,000	998

LCM 36 Ltd.
4.742% due 01/15/2034 •		1,000	1,000

LCM 39 Ltd.
4.703% due 10/15/2034 •		1,000	1,000

Madison Park Funding XLIX Ltd.
4.718% due 10/19/2034 •		1,200	1,201

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		2,100	2,099

Marble Point CLO XXII Ltd.
4.888% due 07/25/2034 •		1,600	1,599

Marble Point CLO XXIV Ltd.
4.753% due 04/20/2035 •		3,700	3,701

Mountain View CLO LLC
4.547% due 04/14/2033 •		1,000	999

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		1,100	1,101

Navesink CLO 2 Ltd.
4.862% due 01/15/2036 •		1,900	1,900

Neuberger Berman Loan Advisers CLO 43 Ltd.
4.718% due 07/17/2036 •		1,000	1,001

156	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Neuberger Berman Loan Advisers CLO 45 Ltd.
4.727% due 10/14/2036 •		$1,100	$1,101

Northwoods Capital 25 Ltd.
4.788% due 07/20/2034 •		1,500	1,501

Ocean Trails CLO XI
4.698% due 07/20/2034 •		1,300	1,300

Octagon Investment Partners 40 Ltd.
4.708% due 01/20/2035 •		1,700	1,701

OFSI BSL X Ltd.
4.938% due 04/20/2034 •		1,000	1,001

Oportun Funding Trust
4.960% due 08/16/2032		64	64

Pagaya AI Debt Grantor Trust
4.961% due 10/15/2032		302	302
5.156% due 07/15/2032		336	337

Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		2,900	2,899
4.480% due 10/15/2032 •		1,000	1,000
4.489% due 01/15/2033 •		3,400	3,396

Post CLO Ltd.
4.752% due 10/15/2034 •		2,000	2,002
4.762% due 04/20/2035 •		2,900	2,901

PPM CLO 3 Ltd.
4.788% due 07/17/2034 •		1,700	1,702

PPM CLO 5 Ltd.
4.848% due 10/18/2034 •		1,600	1,602

Riserva CLO Ltd.
4.718% due 01/18/2034 •		2,000	2,001

Rockford Tower CLO Ltd.
4.798% due 07/20/2034 •		500	501
4.868% due 07/20/2035 •		1,300	1,301

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •		1,300	1,301

Romark CLO V Ltd.
4.862% due 01/15/2035 •		1,600	1,599

Shackleton CLO Ltd.
4.868% due 07/20/2034 •		1,200	1,202

Silver Rock CLO II Ltd.
4.708% due 01/20/2035 •		1,000	1,000

Symphony CLO 52 Ltd.
4.815% due 01/20/2036 •		2,800	2,800

Symphony CLO XXIV Ltd.
4.801% due 10/23/2035 •		900	899

Symphony CLO XXIX Ltd.
4.822% due 10/15/2035 •		1,400	1,398

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •		1,900	1,901

Symphony CLO XXXII Ltd.
4.821% due 10/23/2035		1,700	1,700

Tesla Sustainable Energy Trust
5.080% due 06/21/2050		361	361

Thayer Park CLO Ltd.
4.668% due 04/20/2034 •		800	800

THL Credit Wind River CLO Ltd.
4.872% due 04/15/2035 •		2,600	2,603

Tikehau CLO IX DAC
3.246% due 01/20/2037 •	EUR	2,000	2,311

Tralee CLO V Ltd.
4.748% due 10/20/2034 •		$1,000	998

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •		2,700	2,699

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •		1,500	1,501

Trinitas CLO VII Ltd.
4.728% due 01/25/2035 •		1,000	1,000

Trinitas CLO XIX Ltd.
4.778% due 10/20/2033 •		869	869

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		2,200	2,203

Trinitas CLO XX Ltd.
4.708% due 07/20/2035 •		1,000	1,000

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Trysail CLO Ltd.
4.907% due 10/20/2033 •		$2,000	$2,003

Unity-Peace Park CLO Ltd.
4.723% due 04/20/2035 •		4,700	4,701

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •		1,000	1,001

Vibrant CLO XII Ltd.
4.818% due 04/20/2034 •		1,400	1,402

Voya CLO Ltd.
4.728% due 04/20/2034 •		2,500	2,502

Wellfleet CLO Ltd.
4.822% due 07/15/2034 •		1,000	1,001
4.848% due 04/20/2034 •		800	801

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •		2,700	2,699

Wind River CLO Ltd.
4.732% due 10/15/2034 •		995	995
4.778% due 07/20/2034 •		1,600	1,601

			182,058

Total Asset-Backed Securities (Cost $200,986)			201,804

SOVEREIGN ISSUES 2.4%

Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		1,500	1,550

Canada Government Bonds
3.000% due 06/01/2034	CAD	2,500	1,752

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026		$300	300
5.875% due 04/30/2029		3,000	3,131

Chile Government International Bonds
3.750% due 01/14/2032	EUR	3,000	3,445

CPPIB Capital, Inc.
4.750% due 01/15/2031	AUD	1,800	1,222

Indonesia Government International Bonds
4.100% due 03/04/2034	EUR	7,000	7,801

Israel Government International Bonds
4.500% due 01/13/2031		$2,000	1,960
5.375% due 03/12/2029		3,200	3,251
5.375% due 02/19/2030		7,700	7,823
5.625% due 02/19/2035		600	611

Mexico Government International Bonds
4.490% due 05/25/2032	EUR	500	576
5.625% due 02/09/2034		$5,200	5,092
5.850% due 07/02/2032		2,200	2,211
6.000% due 05/13/2030		2,600	2,689
6.000% due 05/07/2036		1,400	1,394
6.400% due 05/07/2054		1,200	1,127
6.625% due 01/29/2038		2,100	2,145

Mexico Udibonos
4.000% due 08/24/2034 (e)	MXN	9	1

New South Wales Treasury Corp.
2.000% due 03/08/2033	AUD	6,100	3,415
3.500% due 11/20/2037		7,400	4,129

Panama Government International Bonds
5.227% due 02/23/2034		$2,700	2,606
5.662% due 02/23/2038		3,300	3,174

Peru Government International Bonds
5.375% due 02/08/2035		1,800	1,799
6.900% due 08/12/2037	PEN	2,500	714

Province of British Columbia
4.750% due 06/12/2034		$500	509

Republic of Poland Government International Bonds
5.125% due 09/18/2034		2,300	2,315

Saudi Government International Bonds
4.125% due 01/12/2029		2,800	2,764
5.125% due 01/13/2028		1,100	1,112

South Australian Government Financing Authority
4.750% due 05/24/2035	AUD	2,000	1,302

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Treasury Corp. of Victoria
2.000% due 11/20/2037	AUD	10,200	$4,758

Total Sovereign Issues (Cost $76,650)			76,678

		SHARES
PREFERRED SECURITIES 1.2%

BANKING & FINANCE 1.2%

Bank of America Corp.
6.625% due 05/01/2030 •(f)		6,300,000	6,460

Citigroup, Inc.
6.750% due 02/15/2030 •(f)		1,500,000	1,500
6.875% due 12/31/2099		800,000	806
6.950% due 02/15/2030 •(f)		5,400,000	5,445
7.000% due 08/15/2034 •(f)		900,000	926
7.125% due 08/15/2029 •(f)		3,200,000	3,234

CoBank ACB
7.125% due 01/01/2030 •(f)		3,900,000	4,019
7.250% due 07/01/2029 •(f)		1,800,000	1,841

Farm Credit Bank of Texas
7.000% due 09/15/2030 •(f)		6,200,000	6,373

Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(f)(j)		700,000	694
7.500% due 05/10/2029 •(f)		2,300,000	2,396

JPMorgan Chase & Co.
6.500% due 04/01/2030 •(f)		4,100,000	4,210

Total Preferred Securities (Cost $37,100)			37,904

SHORT-TERM INSTRUMENTS 0.0%

MUTUAL FUNDS 0.0%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (h)		303,092	303

		PRINCIPAL AMOUNT (000S)
U.S. TREASURY BILLS 0.0%
3.614% due 04/07/2026 (c)(d)		$5	5

Total Short-Term Instruments (Cost $308)			308

Total Investments in Securities (Cost $3,775,065)			3,767,502

		SHARES
INVESTMENTS IN AFFILIATES 0.0%

SHORT-TERM INSTRUMENTS 0.0%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%

PIMCO Short-Term Floating NAV Portfolio III		47,723	465

Total Short-Term Instruments (Cost $465)			465

Total Investments in Affiliates (Cost $465)			465

Total Investments 118.4% (Cost $3,775,530)			$3,767,967

Financial Derivative Instruments (k)(m) 0.2% (Cost or Premiums, net $30,355)			6,408

Other Assets and Liabilities, net (18.6)%			(592,062)

Net Assets 100.0%			$3,182,313

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	157

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	When-issued security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.

(i) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T, Inc.	4.500%	03/12/2036	03/05/2026	$3,650	$3,544	0.11%
Constellation Pharmaceutical, Inc.	5.550	07/01/2033	01/16/2025	3,361	3,444	0.11
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,800	2,788	0.09
National Football League	5.480	10/05/2028	03/14/2024	4,000	4,041	0.12
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	6,300	6,368	0.20

				$20,111	$20,185	0.63%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOO	3.450%	04/01/2026	04/02/2026		$(42,301)	$(42,301)
	3.540	03/31/2026	04/01/2026		(42,194)	(42,194)
BOS	3.250	03/27/2026	06/12/2026		(631)	(631)
	3.500	03/25/2026	06/12/2026		(4,584)	(4,587)
	3.500	03/27/2026	06/12/2026		(1,995)	(1,996)
	3.750	03/30/2026	04/06/2026		(22,344)	(22,349)
	3.770	03/31/2026	04/07/2026		(3,412)	(3,412)
BRC	2.500	01/26/2026	TBD	(2)	(1,966)	(1,975)
	3.000	02/04/2026	TBD	(2)	(4,838)	(4,861)
	3.200	03/20/2026	05/01/2026		(6,897)	(6,904)
	3.650	12/12/2025	TBD	(2)	(5,059)	(5,115)
BSN	3.770	03/06/2026	04/06/2026		(27,439)	(27,513)
MSC	3.500	03/20/2026	05/01/2026		(971)	(972)
	3.790	03/24/2026	04/07/2026		(3,530)	(3,534)
	3.830	03/31/2026	04/01/2026		(3,754)	(3,754)
MYI	1.400	04/01/2026	TBD	(2)	(645)	(645)
	2.750	12/12/2025	12/11/2027		(669)	(675)
	3.490	03/30/2026	04/10/2026		(1,554)	(1,554)
STR	3.730	04/01/2026	04/02/2026		(55,579)	(55,579)
	3.760	03/31/2026	04/01/2026		(51,981)	(51,981)

Total Reverse Repurchase Agreements						$(282,532)

158	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

SALE-BUYBACK TRANSACTIONS:

Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)
BCY	3.740%	04/01/2026	04/08/2026	$(7,227)	$(7,227)
TDM	3.770	03/10/2026	04/14/2026	(10,737)	(10,762)
	3.770	03/23/2026	04/13/2026	(2,488)	(2,490)
	3.780	03/11/2026	04/22/2026	(18,148)	(18,188)
	3.780	03/18/2026	04/08/2026	(4,064)	(4,070)
	3.780	03/30/2026	04/06/2026	(6,038)	(6,039)
	3.790	03/25/2026	04/08/2026	(3,647)	(3,650)

Total Sale-Buyback Transactions					$(52,426)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions(3)	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(4)
Global/Master Repurchase Agreement
BOO	$0	$(84,495)	$0	$(84,495)	$84,337	$(158)
BOS	0	(32,975)	0	(32,975)	33,299	324
BRC	0	(18,855)	0	(18,855)	20,791	1,936
BSN	0	(27,513)	0	(27,513)	27,547	34
MSC	0	(8,260)	0	(8,260)	8,255	(5)
MYI	0	(2,874)	0	(2,874)	2,597	(277)
STR	0	(107,560)	0	(107,560)	52,740	(54,820)

Master Securities Forward Transaction Agreement
BCY	0	0	(7,227)	(7,227)	7,169	(58)
TDM	0	0	(45,199)	(45,199)	45,113	(86)

Total Borrowings and Other Financing Transactions	$0	$(282,532)	$(52,426)

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
Corporate Bonds & Notes	$0	$0	$(6,904)	$(6,836)	$(13,740)
Preferred Securities	(3,754)	(5,088)	(972)	(675)	(10,489)
U.S. Treasury Obligations	(94,175)	(53,274)	(7,214)	(5,115)	(159,778)

Total	$(97,929)	$(58,362)	$(15,090)	$(12,626)	$(184,007)

Sale-Buyback Transactions
U.S. Treasury Obligations	0	(52,426)	0	0	(52,426)

Total	$0	$(52,426)	$0	$0	$(52,426)

Total Borrowings	$(97,929)	$(110,788)	$(15,090)	$(12,626)	$(236,433)

Payable for reverse repurchase agreements and sale-buyback financing transactions(5)					$(236,433)

(j)	Securities with an aggregate market value of $281,514 and cash of $335 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(401,994) at a weighted average interest rate of 4.270%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(72) of deferred price drop.
(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(5)	Unsettled reverse repurchase agreements liability of $(98,525) is outstanding at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	159

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

(k) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

WRITTEN OPTIONS:

FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - Eurex Euro-Bund 10-Year Bond April Futures	EUR	125.500	04/24/2026	19	$19	$(7)	$(20)
Call - Eurex Euro- Bund 10-Year Bond April Futures		128.000	04/24/2026	19	19	(7)	(3)

						$(14)	$(23)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS

Description	Strike Price		Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CBOE U.S. Treasury 10-Year Note May Futures	$	110.000	04/24/2026	40	$40	$(14)	$(15)
Call - CBOE U.S. Treasury 10-Year Note May Futures		113.000	04/24/2026	40	40	(9)	(5)

						$(23)	$(20)

Total Written Options						$(37)	$(43)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bobl June Futures	06/2026	14	$1,868	$(29)	$8	$0
U.S. Treasury 2-Year Note June Futures	06/2026	990	205,371	(809)	77	0
U.S. Treasury 5-Year Note June Futures	06/2026	2,582	279,320	(2,209)	363	0
U.S. Treasury 10-Year Note June Futures	06/2026	413	45,862	(347)	97	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	146	16,573	(370)	43	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	340	39,631	(1,314)	75	0

				$(5,078)	$663	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Australia Government 10-Year Bond June Futures	06/2026	205	$(15,241)	$66	$0	$(143)
Euro-Bund June Futures	06/2026	127	(18,406)	492	0	(134)
Euro-Schatz June Futures	06/2026	40	(4,889)	43	0	(6)

				$601	$0	$(283)

Total Futures Contracts				$(4,477)	$663	$(283)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)

Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2026(3)	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
										Asset	Liability
AES Corp.	5.000%	Quarterly	12/20/2028	0.658%	$	1,300	$161	$(13)	$148	$0	$0
AES Corp.	5.000	Quarterly	06/20/2030	0.965		4,200	722	(60)	662	6	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.271		200	(1)	4	3	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.368		6,600	74	(2)	72	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.395		2,800	(7)	44	37	1	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.317		1,200	14	(8)	6	0	0
Boeing Co.	1.000	Quarterly	06/20/2031	0.773		1,300	20	(6)	14	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.166		2,000	223	(23)	200	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.565		2,100	299	(96)	203	2	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.312		6,900	43	(30)	13	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.303		11,300	62	(41)	21	1	0
Occidental Petroleum Corp.	1.000	Quarterly	12/20/2030	0.726		4,100	52	(2)	50	0	(2)
Oracle Corp.	1.000	Quarterly	06/20/2030	1.622		2,600	58	(118)	(60)	5	0

							$1,720	$(351)	$1,369	$18	$(2)

160	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Variation Margin
									Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$	6,800	$80	$44	$124	$12	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		753,400	16,522	(2,919)	13,603	1,475	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		479,600	8,115	323	8,438	1,039	0
CDX.iTraxx Crossover 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	11,950	304	(97)	207	15	0

						$25,021	$(2,649)	$22,372	$2,541	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029	$	43,800	$(815)	$552	$(263)	$0	$(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,500	(7)	(27)	(34)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		66,450	982	343	1,325	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		54,616	(54)	(105)	(159)	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		64,220	(287)	549	262	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,100	(7)	(3)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,200	(8)	(6)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		2,500	(7)	(23)	(30)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		4,300	(13)	(24)	(37)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,200	(6)	(5)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.748	Annual	03/03/2036		4,300	(9)	50	41	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.775	Annual	03/03/2036		4,200	(9)	39	30	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	404	716	1,120	35	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/17/2056		19,000	376	69	445	74	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	1,800	2	(44)	(42)	9	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	2,300	5	4	9	0	(4)

							$547	$2,085	$2,632	$118	$(259)

Total Swap Agreements							$27,288	$(915)	26,373	$2,677	$(261)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(7)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$788	$2,677	$3,465	$(43)	$(283)	$(261)	$(587)

(l)

Securities with an aggregate market value of $51,055 and cash of $9,674 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	Future styled option variation margin of $18 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(7)	Unsettled variation margin asset of $125 for closed futures is outstanding at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	161

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

(m) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	18,733		$13,675	$209	$0
	05/2026	AUD	23,612		16,173	0	(112)

BOA	04/2026	EUR	1,698		1,978	15	0
	04/2026	INR	138,406		1,474	12	0
	04/2026		$55,036	EUR	47,887	314	0
	04/2026		1,474	INR	138,653	1	0
	05/2026	EUR	47,887		$55,122	0	(313)

BRC	04/2026	CAD	28		20	0	0
	04/2026	EUR	6,357		7,291	0	(57)
	05/2026		$20	CAD	28	0	0

BSH	04/2026	JPY	625,782		$3,920	0	(23)
	04/2026		$3,237	GBP	2,432	0	(19)
	05/2026	GBP	2,432		$3,237	18	0
	05/2026		$3,920	JPY	623,896	23	0

CBK	04/2026	AUD	1,229		$871	23	0
	04/2026	EUR	39,832		46,937	897	0
	04/2026	INR	1,120,786		11,986	150	0
	04/2026		$29,695	INR	2,736,847	26	(727)
	05/2026		0	JPY	13	0	0
	06/2026	PEN	1,301		$371	0	(1)

CIB	04/2026	CAD	3,767		2,778	70	0

FAR	04/2026	AUD	4,417		3,130	83	0
	04/2026	GBP	2,432		3,287	68	0
	04/2026	JPY	779,156		4,882	0	(28)
	04/2026	NZD	94		55	1	0
	04/2026		$3,888	JPY	607,443	0	(60)
	04/2026		56	NZD	94	0	(2)
	05/2026	CNH	23,575		$3,426	0	(5)
	05/2026		$4,882	JPY	776,802	27	0
	05/2026		55	NZD	94	0	(1)

JPM	04/2026	AUD	5,700		$4,017	85	0
	04/2026	CNH	48,576		7,070	17	0
	04/2026	INR	250,949		2,669	19	0
	04/2026		$3,599	CNH	24,901	17	0
	04/2026		2,669	INR	251,379	6	0
	04/2026		9,129	MXN	163,467	0	(19)
	05/2026	CNH	24,840		$3,599	0	(17)
	05/2026		$43	JPY	6,865	0	0

MBC	04/2026	INR	1,026		$11	0	0
	04/2026	JPY	347,235		2,172	0	(16)
	04/2026		$11	INR	1,021	0	0
	04/2026		4,314	JPY	670,827	0	(87)
	05/2026		2,172		346,187	15	0

MYI	04/2026	INR	296,617		$3,124	0	(9)
	04/2026		$3,124	INR	298,023	47	0

SCX	04/2026		16,271	CAD	22,527	0	(77)
	04/2026		2,114	INR	191,534	0	(91)
	04/2026		3,062	JPY	477,730	0	(52)
	05/2026	CAD	22,496		$16,271	76	0

SSB	04/2026	AUD	12,266		8,729	266	0
	04/2026		$20	JPY	3,089	0	0

UAG	04/2026		47	MXN	813	0	(2)

Total Forward Foreign Currency Contracts						$2,485	$(1,718)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	5,079	$52	$15
	Put - OTC USD versus KRW		1,400.000	07/13/2026	8,692	59	28

MBC	Put - OTC USD versus KRW		1,400.000	07/10/2026	5,276	42	16

Total Purchased Options						$153	$59

162	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC iTraxx Europe 44 5-Year	Sell	1.050%	05/20/2026	4,300	$ (7)	$ (5)

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,350.000	07/09/2026	5,079	$(18)	$(4)
	Put - OTC USD versus KRW		1,350.000	07/13/2026	8,692	(19)	(8)

MBC	Put - OTC USD versus KRW		1,350.000	07/10/2026	5,276	(14)	(4)

						$(51)	$(16)

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.620%	04/20/2026	2,000	$(6)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/20/2026	2,000	(7)	(11)

MYC	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.540	04/16/2026	1,500	(3)	0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/16/2026	1,500	(3)	(6)

							$(19)	$(20)

Total Written Options							$(77)	$(41)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(4)
									Asset	Liability
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	15,351	$3,028	$(283)	$2,745	$0

Total Swap Agreements							$3,028	$(283)	$2,745	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(5)
AZD	$209	$0	$0	$209	$(112)	$0	$0	$(112)	$97	$0	$97
BOA	342	43	0	385	(313)	(31)	0	(344)	41	0	41
BRC	0	0	0	0	(57)	0	0	(57)	(57)	0	(57)
BSH	41	0	0	41	(42)	0	0	(42)	(1)	0	(1)
CBK	1,096	0	0	1,096	(728)	0	0	(728)	368	(410)	(42)
CIB	70	0	0	70	0	0	0	0	70	0	70
FAR	179	0	0	179	(96)	0	0	(96)	83	0	83
JPM	144	0	2,745	2,889	(36)	0	0	(36)	2,853	(2,780)	73
MBC	15	16	0	31	(103)	(4)	0	(107)	(76)	0	(76)
MYC	0	0	0	0	0	(6)	0	(6)	(6)	0	(6)
MYI	47	0	0	47	(9)	0	0	(9)	38	0	38
SCX	76	0	0	76	(220)	0	0	(220)	(144)	0	(144)
SSB	266	0	0	266	0	0	0	0	266	(280)	(14)
UAG	0	0	0	0	(2)	0	0	(2)	(2)	0	(2)

Total Over the Counter	$2,485	$59	$2,745	$5,289	$(1,718)	$(41)	$0	$(1,759)

(1)	Notional Amount represents the number of contracts.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	163

Schedule of Investments	PIMCO Sector Fund Series - I	(Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Fund’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Fund.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$788	$788
Swap Agreements	0	2,559	0	0	118	2,677

	$0	$2,559	$0	$0	$906	$3,465

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,485	$0	$2,485
Purchased Options	0	0	0	59	0	59
Swap Agreements	0	2,745	0	0	0	2,745

	$0	$2,745	$0	$2,544	$0	$5,289

	$0	$5,304	$0	$2,544	$906	$8,754

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$43	$43
Futures	0	0	0	0	283	283
Swap Agreements	0	2	0	0	259	261

	$0	$2	$0	$0	$585	$587

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,718	$0	$1,718
Written Options	0	5	0	16	20	41

	$0	$5	$0	$1,734	$20	$1,759

	$0	$7	$0	$1,734	$605	$2,346

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$1,744	$1,744
Futures	0	0	0	0	1,009	1,009
Swap Agreements	0	9,081	0	0	767	9,848

	$0	$9,081	$0	$0	$3,520	$12,601

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(7,439)	$0	$(7,439)
Purchased Options	0	0	0	(109)	0	(109)
Written Options	0	41	0	48	1,833	1,922
Swap Agreements	0	817	0	0	0	817

	$0	$858	$0	$(7,500)	$1,833	$(4,809)

	$0	$9,939	$0	$(7,500)	$5,353	$7,792

164	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$(3)	$(3)
Futures	0	0	0	0	(4,038)	(4,038)
Swap Agreements	0	(752)	0	0	1,214	462

	$0	$(752)	$0	$0	$(2,827)	$(3,579)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,789	$0	$2,789
Purchased Options	0	0	0	(94)	0	(94)
Written Options	0	2	0	35	(30)	7
Swap Agreements	0	(280)	0	0	0	(280)

	$0	$(278)	$0	$2,730	$(30)	$2,422

	$0	$(1,030)	$0	$2,730	$(2,857)	$(1,157)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$8,239	$8,239
Corporate Bonds & Notes
Banking & Finance	0	1,048,843	9,156	1,057,999
Industrials	0	1,006,080	7,485	1,013,565
Utilities	0	351,366	0	351,366
Municipal Bonds & Notes
Arizona	0	4,746	0	4,746
Louisiana	0	410	0	410
Texas	0	343	0	343
U.S. Government Agencies	0	397,839	0	397,839
U.S. Treasury Obligations	0	582,896	0	582,896
Non-Agency Mortgage-Backed Securities	0	33,405	0	33,405
Asset-Backed Securities
Automobile Sequential	0	5,369	0	5,369
CMBS Other	0	13,387	0	13,387
Home Equity Other	0	990	0	990
Other ABS	0	182,058	0	182,058
Sovereign Issues	0	76,678	0	76,678
Preferred Securities
Banking & Finance	0	37,904	0	37,904
Short-Term Instruments
Mutual Funds	303	0	0	303
U.S. Treasury Bills	0	5	0	5

	$303	$3,742,319	$24,880	$3,767,502

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$465	$0	$0	$465

Total Investments	$768	$3,742,319	$24,880	$3,767,967

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	8	3,332	0	3,340
Over the counter	0	5,289	0	5,289

	$8	$8,621	$0	$8,629

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(306)	(281)	0	(587)
Over the counter	0	(1,759)	0	(1,759)

	$(306)	$(2,040)	$0	$(2,346)

Total Financial Derivative Instruments	$(298)	$6,581	$0	$6,283

Totals	$470	$3,748,900	$24,880	$3,774,250

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	165

Schedule of Investments	PIMCO Short-Term Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 142.8%

CORPORATE BONDS & NOTES 0.0%

BANKING & FINANCE 0.0%

Lehman Brothers Holdings, Inc.
1.000% due 09/27/2027 ^(b)	$2,000	$1

Total Corporate Bonds & Notes (Cost $1,030)		1

U.S. GOVERNMENT AGENCIES 63.1%

Federal Home Loan Mortgage Corp.
3.000% due 02/01/2048 - 05/01/2052	2,460	2,197
4.000% due 08/01/2042 - 12/01/2042	177	172
4.121% due 01/01/2030 •	8	8
5.536% due 03/01/2035 •	5	5
5.590% due 09/01/2030 •	21	22
5.645% due 04/01/2030 •	4	4
5.655% due 09/01/2037 •	173	173
5.835% due 02/01/2035 •	25	26
5.856% due 02/01/2037 •	2	2
5.870% due 02/01/2036 •	1	1
5.875% due 12/01/2032 •	2	2
5.935% due 01/01/2036 •	5	5
5.952% due 12/01/2035 •	6	6
5.955% due 12/01/2036 •	11	11
5.975% due 08/01/2033 •	1	1
5.995% due 02/01/2036 •	2	2
6.000% due 05/01/2035	6	6
6.035% due 11/01/2036 •	1	1
6.118% due 11/01/2033 •	7	7
6.119% due 01/01/2037 •	1	1
6.125% due 11/01/2033 •	23	23
6.131% due 01/01/2035 •	1	1
6.154% due 08/01/2035 •	1	1
6.200% due 07/01/2033 •	3	3
6.218% due 03/01/2036 •	47	49
6.250% due 07/01/2033 - 09/01/2035 •	7	7
6.266% due 01/01/2030 •	18	18
6.301% due 09/01/2034 •	25	26
6.310% due 01/01/2034 •	45	46
6.331% due 04/01/2032 •	25	25
6.343% due 03/01/2036 •	1	2
6.386% due 04/01/2036 •	73	74
6.415% due 08/01/2035 •	70	72
6.416% due 12/01/2034 •	1	1
6.439% due 01/01/2036 •	1	1
6.475% due 04/01/2034 •	18	18
6.481% due 08/01/2035 •	7	7
6.493% due 09/01/2035 •	15	16
6.499% due 03/01/2032 •	10	10
6.500% due 04/01/2032 - 09/01/2034 •	8	8
6.521% due 09/01/2035 •	1	1
6.534% due 06/01/2035 •	2	2
6.542% due 07/01/2035 •	5	5
6.665% due 11/01/2034 •	94	97
6.709% due 07/01/2037 •	40	41
6.761% due 05/01/2035 •	14	14
6.797% due 07/01/2035 •	1	1
6.837% due 03/01/2035 •	8	9

Federal Home Loan Mortgage Corp. REMICS
4.087% due 03/15/2036 •	1	1
4.137% due 02/15/2029 - 03/15/2029 •	8	8
4.187% due 07/15/2026 - 01/15/2033 •	18	18
4.237% due 09/15/2026 - 08/15/2029 •	1	1
4.287% due 10/15/2026 - 01/15/2032 •	1	0
4.337% due 08/15/2029 - 03/15/2032 •	10	10
4.387% due 06/15/2029 - 12/15/2031 •	11	11
4.500% due 04/15/2032	64	64
5.500% due 10/15/2032	2	2
7.000% due 07/15/2027	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.053% due 08/25/2031 •	$82	$82
4.056% due 09/25/2031 •	33	33
4.126% due 06/25/2029 •	35	34
4.176% due 05/25/2043 •	552	525
5.059% due 10/25/2044 - 02/25/2045 •	236	223
5.259% due 07/25/2044 •	782	763

Federal National Mortgage Association
3.000% due 08/01/2028 - 05/01/2052	361	323
3.500% due 11/01/2044 - 02/01/2050	1,924	1,791
4.000% due 07/01/2042 - 02/01/2043	144	141
4.060% due 03/01/2030	404	403
4.121% due 08/01/2032 •	2	2
4.342% due 05/01/2036 •	9	9
4.359% due 05/01/2036 •	8	8
4.590% due 05/01/2036 •	3	3
4.766% due 08/01/2026	360	360
5.039% due 06/01/2032 •	2	2
5.064% due 11/01/2027 - 01/01/2038 •	1	0
5.089% due 11/01/2040 •	1	1
5.114% due 07/01/2042 - 07/01/2044 •	88	88
5.164% due 09/01/2041 •	5	5
5.250% due 02/01/2034 •	26	26
5.465% due 03/01/2033 •	19	19
5.480% due 05/01/2032 •	2	2
5.518% due 03/01/2034 •	156	158
5.532% due 09/01/2033 •	8	8
5.552% due 02/01/2035 •	2	2
5.563% due 05/01/2034 •	2	2
5.620% due 02/01/2035 •	57	58
5.623% due 06/01/2035 •	12	12
5.624% due 10/01/2034 - 02/01/2035 •	34	35
5.625% due 11/01/2036 •	107	108
5.639% due 01/01/2035 •	1	1
5.640% due 11/01/2035 •	10	10
5.647% due 11/01/2035 •	8	8
5.650% due 01/01/2034 •	1	1
5.665% due 12/01/2032 •	2	2
5.676% due 02/01/2037 •	3	3
5.690% due 04/01/2033 •	3	4
5.717% due 01/01/2033 •	1	1
5.740% due 01/01/2035 •	3	3
5.741% due 07/01/2034 •	30	30
5.751% due 11/01/2035 •	2	2
5.753% due 03/01/2033 - 07/01/2035 •	3	3
5.754% due 12/01/2034 •	3	3
5.767% due 05/01/2035 •	24	25
5.779% due 07/01/2035 •	1	1
5.780% due 03/01/2034 •	8	8
5.797% due 07/01/2034 - 05/01/2037 •	154	158
5.800% due 01/01/2036 •	27	28
5.835% due 01/01/2033 - 02/01/2035 •	7	7
5.838% due 02/01/2034 •	6	6
5.841% due 09/01/2033 •	11	11
5.851% due 02/01/2034 •	20	21
5.868% due 01/01/2035 •	10	10
5.886% due 09/01/2034 •	14	14
5.895% due 07/01/2033 •	22	23
5.899% due 01/01/2037 •	1	1
5.900% due 05/01/2030 •	8	8
5.914% due 03/01/2035 •	26	27
5.937% due 12/01/2034 •	18	19
5.945% due 04/01/2028 •	3	3
5.975% due 11/01/2034 •	20	20
5.980% due 12/01/2035 •	128	132
5.990% due 01/01/2035 •	7	7
6.000% due 11/01/2026 - 02/01/2036 •	19	20
6.030% due 10/01/2033 •	1	1
6.034% due 03/01/2030 •	9	9
6.038% due 04/01/2033 - 04/01/2037 •	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.040% due 10/01/2032 •	$5	$5
6.042% due 04/01/2040 •	44	45
6.075% due 11/01/2047 •	100	104
6.078% due 10/01/2035 •	49	49
6.081% due 12/01/2036 •	1	1
6.085% due 03/01/2033 •	7	7
6.103% due 11/01/2032 •	1	1
6.105% due 04/01/2033 - 02/01/2035 •	59	60
6.115% due 11/01/2033 •	25	25
6.122% due 12/01/2036 •	22	23
6.125% due 09/01/2033 - 10/01/2034 •	26	27
6.129% due 12/01/2035 •	2	2
6.133% due 12/01/2030 •	1	1
6.137% due 01/01/2036 •	1	1
6.187% due 11/01/2031 •	3	3
6.195% due 04/01/2034 - 07/01/2037 •	22	23
6.200% due 05/01/2033 •	1	1
6.209% due 07/01/2033 •	1	1
6.211% due 11/01/2034 •	5	5
6.223% due 07/01/2035 •	7	7
6.232% due 11/01/2034 •	2	2
6.250% due 01/01/2033 •	1	1
6.252% due 06/01/2035 •	5	5
6.270% due 02/01/2034 •	7	7
6.277% due 11/01/2033 •	12	12
6.292% due 04/01/2034 •	3	4
6.345% due 06/01/2034 •	38	40
6.365% due 09/01/2035 •	8	9
6.375% due 05/01/2032 - 05/01/2033 •	36	37
6.391% due 09/01/2037 •	114	116
6.392% due 11/01/2033 •	21	21
6.395% due 07/01/2029 •	1	1
6.410% due 06/01/2037 •	5	5
6.425% due 03/01/2035 •	1	1
6.445% due 11/01/2033 •	71	73
6.460% due 04/01/2035 •	4	4
6.468% due 11/01/2033 •	10	11
6.472% due 08/01/2035 •	8	8
6.500% due 06/01/2034 •	1	1
6.505% due 10/01/2033 •	17	18
6.515% due 07/01/2035 •	0	1
6.518% due 09/01/2035 •	47	48
6.557% due 11/01/2034 •	1	2
6.621% due 05/01/2036 •	11	11
6.664% due 10/01/2035 •	5	5
6.675% due 04/01/2035 •	1	2
6.705% due 06/01/2036 •	5	6
6.750% due 03/01/2034 •	33	34
6.815% due 08/01/2037 •	251	260
7.000% due 10/01/2033 - 03/01/2045	500	525
7.221% due 09/01/2035 •	32	34

Federal National Mortgage Association Grantor Trust
6.000% due 02/25/2044	3	3
6.500% due 01/25/2044	103	105

Federal National Mortgage Association REMICS
3.842% due 12/25/2036 •	25	24
3.902% due 03/25/2034 •	4	5
4.076% due 01/25/2034 •	4	4
4.176% due 06/25/2029 - 12/25/2033 •	10	10
4.186% due 05/18/2032 •	2	2
4.216% due 05/25/2036 •	4	4
4.226% due 10/25/2030 •	7	7
4.236% due 10/18/2030 •	8	8
4.237% due 09/17/2027 •	1	1
4.276% due 08/25/2031 - 01/25/2033 •	6	6
4.286% due 11/18/2030 •	3	3
4.326% due 12/25/2030 •	5	5
4.426% due 11/25/2031 •	8	9
4.476% due 04/25/2032 •	5	5
4.776% due 04/25/2032 •	4	4

Federal National Mortgage Association REMICS Trust
4.668% due 12/25/2042 ~	44	43
6.250% due 05/25/2042	9	10
7.500% due 05/25/2042	9	10

166	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal National Mortgage Association Trust
4.126% due 05/25/2042 •	$7	$7
4.132% due 09/25/2042 •	69	69
4.834% due 08/25/2042 ~	5	5
6.000% due 08/25/2044	8	8
7.000% due 02/25/2044	2	2

Government National Mortgage Association
3.500% due 05/20/2052 - 09/20/2055	4,777	4,403
5.125% due 10/20/2029 - 12/20/2045 •	129	130
5.375% due 09/20/2029 - 09/20/2045 •	195	197
5.625% due 01/20/2027 - 04/20/2033 •	20	21
6.500% due 01/20/2055 - 02/20/2055	163	170

Government National Mortgage Association REMICS
4.383% due 05/20/2069 •	499	499

Government National Mortgage Association, TBA
2.500% due 05/01/2056	600	516
3.000% due 04/01/2056	2,900	2,589
3.500% due 04/01/2056	100	92
4.000% due 04/01/2056	200	187
4.500% due 04/01/2056	13,500	13,044
5.000% due 06/01/2040	500	494
5.500% due 05/01/2056	300	301
6.000% due 05/01/2056	1,700	1,727
6.500% due 05/01/2056	900	933

Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2041 - 05/01/2056	800	683
3.000% due 06/01/2040 - 04/01/2041	20,100	18,652
4.000% due 04/01/2056 - 06/01/2056	12,600	11,888
4.500% due 04/01/2056 - 06/01/2056	690	666
5.000% due 04/01/2056 - 05/01/2056	14,310	14,099
5.500% due 05/01/2056	12,200	12,240
6.000% due 06/01/2056	22,000	22,393
6.500% due 05/01/2056	14,000	14,473

Total U.S. Government Agencies (Cost $132,584)		131,663

U.S. TREASURY OBLIGATIONS 4.1%

U.S. Treasury Bonds
3.125% due 02/15/2043	4,730	3,789
4.000% due 11/15/2042	3,100	2,806
4.000% due 11/15/2052	2,300	1,976

Total U.S. Treasury Obligations (Cost $10,958)		8,571

NON-AGENCY MORTGAGE-BACKED SECURITIES 28.9%

Adjustable Rate Mortgage Trust
4.530% due 03/25/2035 ~	9	9
4.757% due 11/25/2035 ~	66	46

Arbor Multifamily Mortgage Securities Trust
2.756% due 05/15/2053	1,200	1,120

ATLX Trust
3.850% due 04/25/2063 þ	887	862

Banc of America Funding Trust
5.243% due 05/25/2035 ~	2,585	2,490

Banc of America Mortgage Trust
5.118% due 11/25/2033 ~	14	13
5.761% due 09/25/2033 ~	42	40
6.246% due 02/25/2034 ~	15	15
6.358% due 01/25/2034 ~	6	6
6.603% due 10/25/2035 ~	6	6
6.870% due 06/25/2034 ~	10	9

Bank5
4.619% due 02/15/2059	520	518
5.104% due 02/15/2059	520	528

BCAP LLC Trust
6.500% due 02/26/2036 ~	375	153

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns ALT-A Trust
4.113% due 02/25/2034 •	$87	$83
4.133% due 08/25/2036 •	3	3
4.433% due 11/25/2036 ~	212	106

Bear Stearns ARM Trust
3.801% due 07/25/2034 ~	8	8
4.553% due 02/25/2034 ~	101	96
4.849% due 02/25/2034 ~	19	18
4.875% due 01/25/2035 ~	15	15
5.125% due 01/25/2035 ~	14	12
5.714% due 01/25/2034 ~	35	33
6.000% due 04/25/2033 ~	10	11
6.185% due 01/25/2034 ~	114	111
6.833% due 10/25/2033 ~	2	2

Benchmark Mortgage Trust
4.377% due 05/15/2053	778	777
6.228% due 05/15/2056 ~	1,000	1,043

CD Mortgage Trust
3.431% due 08/15/2050	400	394

Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	872	776
4.912% due 09/25/2055 •	372	373

Chase Mortgage Finance Trust
4.337% due 12/25/2035 ~	20	17
4.658% due 12/25/2035 ~	16	15
6.447% due 02/25/2037 ~	53	53

CHL Mortgage Pass-Through Trust
4.143% due 08/25/2035 •	60	10
4.787% due 11/25/2034 ~	500	483
5.355% due 06/20/2035 ~	28	27
5.500% due 11/25/2035	67	30
5.988% due 12/25/2033 ~	17	17
6.148% due 02/20/2036 •	15	14

Citigroup Mortgage Loan Trust, Inc.
4.593% due 08/25/2035 •	23	23
5.750% due 09/25/2035 •	18	19
6.040% due 11/25/2035 •	17	17
6.247% due 03/25/2034 ~	12	12
6.490% due 05/25/2035 •	3	3

Countrywide Alternative Loan Trust
3.390% due 08/25/2035 ~	620	596
4.193% due 06/25/2037 •	579	543
4.615% due 10/25/2035 ~	7	6

Credit Suisse First Boston Mortgage Securities Corp.
5.461% due 11/25/2032 ~	3	3

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052	200	193

CSFB Mortgage-Backed Pass-Through Certificates
5.062% due 01/25/2034 ~	66	64
5.855% due 07/25/2033 ~	177	174
6.261% due 10/25/2033 ~	7	6

CSMC Trust
3.904% due 04/25/2062 ~	826	791

First Horizon Alternative Mortgage Securities Trust
4.898% due 08/25/2034 ~	28	28
5.186% due 07/25/2035 ~	58	29

First Horizon Mortgage Pass-Through Trust
4.063% due 02/25/2035 •	20	19
4.333% due 02/25/2035 •	45	43

GMACM Mortgage Loan Trust
3.723% due 11/19/2035 ~	20	18

GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	1,571

GS Mortgage-Backed Securities Corp. Trust
1.750% due 12/25/2060 ~	1,750	1,647

GS Mortgage-Backed Securities Trust
3.900% due 09/25/2061 þ	2,117	2,069
4.899% due 05/25/2056 þ	764	758

GSR Mortgage Loan Trust
3.823% due 08/25/2034 ~	10	10
4.111% due 05/25/2035 ~	31	23
4.143% due 01/25/2034 •	14	14
4.394% due 06/25/2034 ~	3	3
4.860% due 09/25/2035 ~	1,162	1,121
4.865% due 06/25/2034 ~	9	9
5.270% due 03/25/2033 •	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/25/2032	$2	$2
6.290% due 09/25/2034 ~	772	784

HarborView Mortgage Loan Trust
4.171% due 02/19/2046 •	258	243
4.231% due 05/19/2035 •	16	15

Impac CMB Trust
4.433% due 08/25/2035 •	327	313

IndyMac ARM Trust
5.653% due 01/25/2032 ~	1	1

IndyMac INDX Mortgage Loan Trust
4.173% due 09/25/2046 •	192	180
4.573% due 05/25/2034 •	13	12

JP Morgan Alternative Loan Trust
5.500% due 11/25/2036 ~	19	8

JP Morgan Chase Commercial Mortgage Securities Trust
5.137% due 12/15/2036 •	500	230

JP Morgan Mortgage Trust
4.968% due 07/25/2035 ~	83	80
5.198% due 11/25/2035 ~	54	44
5.381% due 10/25/2035 ~	110	104
5.681% due 11/25/2033 ~	2	2
5.818% due 07/25/2035 ~	56	56
5.846% due 09/25/2034 ~	1	1
6.307% due 11/25/2033 ~	2	2

Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ	2,150	2,152

MASTR Adjustable Rate Mortgages Trust
3.537% due 02/25/2034 ~	120	109
4.348% due 01/25/2034 ~	3	3
4.718% due 08/25/2034 ~	156	155
5.066% due 12/25/2033 ~	10	9
5.598% due 11/21/2034 ~	16	16
5.610% due 01/25/2036 ~	10	10
6.226% due 07/25/2034 ~	55	54
6.500% due 09/25/2033 ~	75	75

Merrill Lynch Mortgage Investors Trust
3.185% due 02/25/2034 ~	18	16
4.413% due 08/25/2028 •	72	66
4.453% due 06/25/2028 •	14	13
4.678% due 04/25/2035 ~	98	90
4.867% due 03/25/2028 •	12	11
5.135% due 02/25/2035 ~	29	28
6.053% due 09/25/2033 ~	3	3

MFA Trust
1.014% due 01/26/2065 ~	246	237
1.324% due 01/26/2065 ~	88	85
1.632% due 01/26/2065 ~	88	85
2.479% due 03/25/2065 ~	73	71
4.250% due 02/25/2066 ~	826	789

Mill City Mortgage Loan Trust
2.750% due 08/25/2059 ~	275	268

Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~	1,800	1,596

Morgan Stanley Mortgage Loan Trust
4.113% due 01/25/2035 •	328	315

Morgan Stanley Residential Mortgage Loan Trust
4.000% due 01/25/2064 þ	996	963

New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,418	1,376
2.750% due 11/25/2059 ~	1,883	1,810
3.500% due 10/25/2059 ~	57	54

NLT Trust
3.200% due 10/25/2062 ~	761	703

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.155% due 10/25/2035 ~	10	9

OBX Trust
1.072% due 02/25/2066 ~	2,087	1,858

Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ	859	832
4.150% due 01/25/2070 þ	1,041	1,010

Prime Mortgage Trust
4.193% due 02/25/2034 •	6	6
6.000% due 02/25/2034	2	2

PRPM LLC
4.000% due 06/25/2053 þ	1,241	1,229

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	167

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 07/25/2054 þ	$622	$613
4.000% due 08/25/2054 þ	594	584

Residential Asset Mortgage Products Trust
8.500% due 12/25/2031	283	125

RFMSI Trust
5.941% due 02/25/2036 ~	52	48
6.500% due 03/25/2032	3	3

Sequoia Mortgage Trust
4.523% due 03/20/2035 •	29	28
4.550% due 04/20/2033 •	5	5
4.590% due 10/20/2027 •	6	5
4.644% due 07/20/2034 ~	8	8
4.674% due 04/25/2056 ~	1,040	1,016

Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	79	76
1.439% due 11/25/2055 ~	39	38
1.486% due 04/25/2065 ~	53	53
1.593% due 11/25/2055 ~	39	38

Structured Adjustable Rate Mortgage Loan Trust
4.033% due 03/25/2035 •	33	28
4.093% due 09/25/2034 •	60	57
4.749% due 09/25/2034 ~	3	3

Structured Asset Mortgage Investments II Trust
4.471% due 05/19/2035 •	52	50
4.491% due 02/19/2035 •	924	888

Structured Asset Mortgage Investments Trust
4.471% due 11/19/2033 •	7	7

Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.292% due 09/25/2033 ~	13	12
5.252% due 11/25/2033 ~	5	5
6.132% due 06/25/2033 ~	105	104
6.169% due 03/25/2033 ~	53	53

Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	141	139
3.750% due 03/25/2058 ~	775	753
4.103% due 01/25/2066 ~	978	966
4.612% due 10/25/2064 ~	1,332	1,322
4.793% due 05/25/2058 •	2,224	2,265
4.793% due 10/25/2059 •	71	71

Verus Securitization Trust
4.832% due 10/25/2067 ~	2,058	2,041
5.799% due 07/25/2069 þ	605	609

WaMu Mortgage Pass-Through Certificates Trust
4.333% due 12/25/2045 •	873	813
4.373% due 10/25/2045 •	736	718
4.373% due 12/25/2045 •	555	556
4.477% due 09/25/2035 ~	123	117
4.483% due 10/25/2035 ~	267	248
4.593% due 01/25/2045 •	338	331
4.859% due 08/25/2046 •	18	17
4.907% due 08/25/2046 •	953	840
5.059% due 11/25/2042 •	33	32
5.192% due 08/25/2033 ~	134	130
5.259% due 08/25/2042 •	2	2
5.359% due 09/25/2046 •	2,202	2,098
5.664% due 10/25/2033 ~	46	44

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.582% due 06/25/2033 ~	5	5
5.975% due 02/25/2033 ~	1	1
5.979% due 11/25/2030 ~	4	4
7.000% due 03/25/2034	11	11

Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053	600	561
4.023% due 03/15/2052	300	296
5.266% due 10/15/2042 •	900	899
5.315% due 07/15/2037 •	900	899

Wells Fargo Mortgage-Backed Securities Trust
6.458% due 08/25/2035 ~	2	2

Worldwide Plaza Trust
3.526% due 11/10/2036	1,000	799

WSTN Trust
6.297% due 07/05/2037 ~	500	505

Total Non-Agency Mortgage-Backed Securities (Cost $62,369)		60,281

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 45.6%

AUTOMOBILE ABS OTHER 0.5%

CarMax Select Receivables Trust
4.402% due 09/15/2027 •	$2	$2

First Investors Auto Owner Trust
4.310% due 07/16/2029 (a)	1,050	1,050

		1,052

AUTOMOBILE SEQUENTIAL 15.6%

ARI Fleet Lease Trust
3.960% due 11/15/2034	100	100

Bank of America Auto Trust
5.390% due 07/16/2029	1,000	1,008

Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028	563	564
4.840% due 01/18/2028	246	247

CarMax Auto Owner Trust
4.420% due 08/15/2028	715	716

CarMax Select Receivables Trust
3.911% due 03/15/2027	431	431
4.030% due 12/17/2029	525	525
4.120% due 03/15/2030	500	499
4.166% due 10/15/2026	50	50
5.400% due 11/15/2028	100	101
5.780% due 09/15/2027	2	2

Carvana Auto Receivables Trust
4.070% due 02/12/2029	757	756
4.100% due 06/11/2029	1,040	1,039

Citizens Auto Receivables Trust
5.780% due 10/15/2030	1,040	1,052

Drive Auto Receivables Trust
4.140% due 09/15/2032	100	100
4.290% due 10/16/2028	137	137
4.870% due 08/15/2028	408	409

Enterprise Fleet Financing LLC
3.849% due 02/22/2027	264	264
4.000% due 10/20/2028	500	499
4.500% due 04/20/2028	900	902

Exeter Automobile Receivables Trust
4.530% due 03/15/2028	515	515

FCCU Auto Receivables Trust
3.980% due 10/15/2029	525	524

FHF Issuer Trust
4.940% due 11/15/2030	437	436

Flagship Credit Auto Trust
4.880% due 11/15/2028	148	148

Ford Credit Auto Owner Trust
4.020% due 01/15/2029	1,040	1,040
4.560% due 12/15/2028	1,100	1,104

GLS Auto Select Receivables Trust
5.590% due 10/15/2029	231	233

Honda Auto Receivables Owner Trust
4.330% due 05/15/2029	800	802
4.560% due 03/15/2027	44	44

LAD Auto Receivables Trust
3.750% due 05/15/2029	1,050	1,047
4.300% due 07/17/2028	567	567
4.600% due 12/15/2027	85	85

M&T Bank Auto Receivables Trust
4.630% due 05/15/2028	372	372

Mercedes-Benz Auto Lease Trust
4.570% due 04/17/2028	1,424	1,427

Nissan Auto Lease Trust
3.900% due 05/15/2028	1,050	1,048

Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029	800	802
4.450% due 11/15/2029	1,000	1,001
4.500% due 02/15/2028	1,173	1,175
4.510% due 06/15/2027	109	109

Octane Receivables Trust
4.940% due 05/20/2030	439	440

Porsche Innovative Lease Owner Trust
4.600% due 12/20/2027	385	386

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Santander Drive Auto Receivables Trust
4.040% due 03/15/2029	$1,050	$1,050
4.620% due 11/15/2028	483	484

SCCU Auto Receivables Trust
4.570% due 01/15/2031	900	903
5.110% due 06/15/2029	888	892

SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029	1,050	1,048
4.520% due 11/20/2028	481	481
4.550% due 06/20/2030	800	803

Stellantis Financial Underwritten Enhanced Lease Trust
4.310% due 05/22/2028	1,080	1,082

Toyota Auto Receivables Owner Trust
5.430% due 04/17/2028	600	606

Volkswagen Auto Lease Trust
4.060% due 08/21/2028	1,040	1,040

Westlake Automobile Receivables Trust
3.840% due 01/16/2029	520	519
4.660% due 09/15/2028	744	745

World Omni Select Auto Trust
4.140% due 05/15/2030	94	94

		32,453

CMBS OTHER 3.9%

Acore Issuer LLC
5.125% due 08/20/2043 •	1,800	1,799

BDS LLC
4.959% due 10/17/2042 •	850	847

BRSP Ltd.
5.127% due 08/19/2043 •	1,450	1,447

FS Rialto Issuer LLC
0.000% due 01/19/2044 •	1,300	1,300

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •	1,040	1,043

LRECS LLC
5.177% due 08/19/2043 •	900	899

Starwood LLC
5.127% due 11/19/2042 •	900	900

		8,235

HOME EQUITY OTHER 3.8%

Accredited Mortgage Loan Trust
4.663% due 01/25/2035 •	246	242

Bear Stearns Asset-Backed Securities Trust
4.793% due 11/25/2042 •	45	45

Countrywide Asset-Backed Certificates
4.213% due 08/25/2034 •	1,028	1,011

Countrywide Asset-Backed Certificates Trust
4.333% due 12/25/2034 •	2,540	2,493

Credit-Based Asset Servicing & Securitization LLC
6.780% due 05/25/2035 þ	259	240

EquiFirst Mortgage Loan Trust
4.912% due 09/25/2033 •	21	21

Home Equity Asset Trust
4.393% due 11/25/2032 •	8	8

HSI Asset Securitization Corp. Trust
3.893% due 10/25/2036 •	5	2

Long Beach Mortgage Loan Trust
4.353% due 10/25/2034 •	602	590
4.493% due 03/25/2032 •	16	16
4.648% due 07/25/2034 •	797	805

Morgan Stanley Dean Witter Capital I, Inc. Trust
5.143% due 02/25/2033 •	28	30

Nationstar NIM Ltd.
8.000% due 06/25/2037	24	0

NovaStar Mortgage Funding Trust
4.533% due 02/25/2034 •	1,120	1,127

RCKT Mortgage Trust
5.846% due 08/25/2044 þ	119	119

Renaissance Home Equity Loan Trust
4.493% due 08/25/2032 •	10	9
4.893% due 09/25/2037 •	3,090	1,217

168	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Terwin Mortgage Trust
4.918% due 04/25/2036 •	$21	$21

		7,996

HOME EQUITY SEQUENTIAL 0.1%

Home Equity Mortgage Loan Asset-Backed Trust
6.372% due 05/25/2033 ~	174	173

WHOLE LOAN COLLATERAL 0.1%

Bear Stearns Asset-Backed Securities Trust
4.972% due 10/25/2036 ~	347	170

OTHER ABS 21.6%

Affirm Master Trust
4.990% due 02/15/2033	800	805

Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	793	775

Anchorage Credit Funding 4 Ltd.
2.723% due 04/27/2039	1,000	955

Anchorage Credit Funding 9 Ltd.
3.793% due 10/25/2037	699	690

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •	900	901

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •	800	801

Atlantic Avenue Ltd.
5.152% due 10/15/2038 •	900	902

Atlas Senior Loan Fund XVII Ltd.
4.728% due 10/20/2034 •	1,000	1,000

Bain Capital Credit CLO Ltd.
4.661% due 04/23/2035 •	850	850

Boyce Park CLO Ltd.
4.668% due 04/21/2035 •	1,050	1,050

Bryant Park Funding Ltd.
5.292% due 04/15/2037 •	1,000	1,003

Centerbridge Credit Funding 1 Ltd.
3.164% due 07/25/2039	1,000	969

College Avenue Student Loans LLC
1.600% due 07/25/2051	454	419
3.280% due 12/28/2048	722	693
4.130% due 12/26/2047	361	355
4.893% due 07/25/2051 •	260	259
4.993% due 12/26/2047 •	262	263

Commonbond Student Loan Trust
1.980% due 08/25/2050	327	294

Fortress Credit BSL X Ltd.
4.768% due 04/20/2033 •	640	640

GreenSky Home Improvement Issuer Trust
5.250% due 10/27/2059	42	42
5.880% due 06/25/2059	28	28

Guggenheim CLO Ltd.
4.822% due 01/15/2035 •	850	850

KKR CLO 38 Ltd.
4.829% due 01/15/2038 •	1,000	999

LCM 31 Ltd.
4.948% due 07/20/2034 •	1,000	1,001

LCM 36 Ltd.
4.742% due 01/15/2034 •	1,000	1,000

LCM 39 Ltd.
4.703% due 10/15/2034 •	1,050	1,050

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lendmark Funding Trust
5.530% due 06/21/2032	$1,000	$1,008

Madison Park Funding XLIX Ltd.
4.718% due 10/19/2034 •	450	450

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •	1,700	1,699

Marble Point CLO XXIV Ltd.
4.753% due 04/20/2035 •	1,000	1,000

Navesink CLO 6 Ltd.
0.000% due 04/15/2037 •	1,050	1,050

Navient Private Education Loan Trust
4.687% due 11/15/2068 •	59	59

Navient Private Education Refi Loan Trust
1.170% due 09/16/2069	335	315
3.010% due 12/15/2059	559	545
3.130% due 02/15/2068	79	78

Navient Student Loan Trust
4.000% due 12/15/2059	24	24

Nelnet Student Loan Trust
1.420% due 04/20/2062	951	901
4.610% due 02/21/2061	1,007	995
5.023% due 06/22/2065 •	807	814

Pagaya AI Debt Grantor Trust
5.183% due 06/15/2032	210	211

Pagaya AI Debt Selection Trust
6.117% due 12/15/2031	113	113

Pagaya AI Debt Trust
5.373% due 01/17/2033	680	683

Post CLO Ltd.
4.752% due 10/15/2034 •	900	901

Romark CLO - IV Ltd.
4.790% due 07/10/2034 •	900	901

Sandstone Peak Ltd.
4.842% due 04/15/2038 •	1,050	1,048

Sculptor CLO XXVII Ltd.
4.809% due 04/20/2037 •	1,000	999

SLM Private Credit Student Loan Trust
4.206% due 12/15/2039 •	114	112
4.226% due 06/15/2039 •	1,636	1,597
4.266% due 06/15/2039 •	620	608

SMB Private Education Loan Trust
1.290% due 07/15/2053	525	502
1.600% due 09/15/2054	405	383
2.230% due 09/15/2037	144	140
2.840% due 06/15/2037	121	119
3.940% due 02/16/2055	642	622
5.030% due 03/15/2056 (a)	1,040	1,041
5.122% due 02/16/2055 •	733	741

SoFi Consumer Loan Program Trust
4.800% due 02/27/2034	273	274
4.820% due 06/25/2034	184	185

Sycamore Tree CLO Ltd.
0.000% due 01/20/2037 •	1,050	1,049

TCW CLO AMR Ltd.
4.954% due 08/16/2034 •	200	200

Tesla Sustainable Energy Trust
5.080% due 06/21/2050	578	578

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •	1,000	1,000

Upstart Pass-Through Trust
7.900% due 10/20/2028	29	30

VB-S1 Issuer LLC
4.693% due 03/15/2056	1,000	984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •	$1,000	$1,001

Verdelite Static CLO Ltd.
4.798% due 07/20/2032 •	601	602

Wind River CLO Ltd.
4.732% due 10/15/2034 •	845	846

		45,002

Total Asset-Backed Securities (Cost $97,175)		95,081

	SHARES
SHORT-TERM INSTRUMENTS 1.1%

MUTUAL FUNDS 0.3%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (c)	612,429	612

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.8%

ARI Fleet Lease Trust
3.812% due 01/15/2027	$151	151

FCCU Auto Receivables Trust
3.893% due 02/16/2027	264	264

Westlake Automobile Receivables Trust
3.874% due 01/15/2027	397	397
3.893% due 01/15/2027	767	767

		1,579

Total Short-Term Instruments (Cost $2,191)		2,191

Total Investments in Securities (Cost $306,307)		297,788

	SHARES
INVESTMENTS IN AFFILIATES 11.8%

SHORT-TERM INSTRUMENTS 11.8%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.8%

PIMCO Short-Term Floating NAV Portfolio III	2,526,232	24,603

Total Short-Term Instruments (Cost $24,598)		24,603

Total Investments in Affiliates (Cost $24,598)		24,603

Total Investments 154.6% (Cost $330,905)		$322,391

Financial Derivative Instruments (d)(e) (0.1)% (Cost or Premiums, net $916)		(112)

Other Assets and Liabilities, net (54.5)%		(113,774)

Net Assets 100.0%		$208,505

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	169

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	2.000%	05/01/2056	$6,700	$(5,367)	$(5,395)
Uniform Mortgage-Backed Security, TBA	3.500	06/01/2056	2,150	(1,960)	(1,967)

Total Short Sales (3.5)%				$(7,327)	$(7,362)

(d) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SOFR Active Contract March Futures	06/2026	6	$(1,445)	$1	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2026	268	(28,992)	421	0	(38)
U.S. Treasury 10-Year Note June Futures	06/2026	105	(11,660)	229	0	(24)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	213	(24,179)	552	0	(63)
U.S. Treasury Long-Term Bond June Futures	06/2026	31	(3,530)	104	0	(12)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	72	(8,393)	281	0	(16)

Total Futures Contracts				$1,588	$0	$(153)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	0.928%	Semi-Annual	05/06/2026	$900	$40	$(35)	$5	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026	25,300	(451)	332	(119)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026	200	10	(7)	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	11,400	26	(29)	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	10,600	121	8	129	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,245	943	1,799	2,742	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,200	(4)	(55)	(59)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	600	(51)	12	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,948	39	(210)	(171)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	11,900	227	(175)	52	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.379	Semi-Annual	12/22/2028	600	51	(14)	37	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	200	(16)	3	(13)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	400	(31)	5	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.618	Annual	02/09/2029	7,100	(10)	(388)	(398)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Annual	03/22/2029	600	(34)	5	(29)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.185	Annual	04/21/2029	500	(23)	(7)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	920	(90)	(4)	(94)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	580	(38)	(5)	(43)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	400	(4)	(5)	(9)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	400	(3)	(5)	(8)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.567	Annual	11/30/2029	17,700	0	(19)	(19)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.572	Annual	11/30/2029	10,700	0	(9)	(9)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	1,900	139	(24)	115	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	1,400	136	(26)	110	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	6,300	544	(45)	499	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	3,800	(41)	305	264	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	300	3	(4)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	200	1	(3)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	100	1	(1)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	1,800	137	(12)	125	0	(1)

170	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.000%	Annual	03/19/2030	$1,510	$57	$(24)	$33	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,580	574	1,881	2,455	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	9,910	(158)	(39)	(197)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,300	(20)	25	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,100	(49)	60	11	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	2,600	(41)	50	9	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,600	(44)	50	6	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	4,700	(83)	92	9	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,300	(61)	65	4	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	5,900	(110)	116	6	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	5,900	(111)	117	6	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	2,600	(49)	51	2	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	(52)	52	0	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	(38)	35	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	(32)	29	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	(52)	45	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	3,700	(87)	76	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,800	(66)	57	(9)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	1,700	(43)	35	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,700	(43)	35	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	1,700	(44)	36	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,100	(28)	22	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	1,700	(44)	35	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	1,700	(45)	36	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	1,700	(46)	36	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	706	100	(13)	87	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	160	(3)	2	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	500	(84)	10	(74)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,900	153	(167)	(14)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	31,700	91	3	94	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	800	106	(6)	100	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	500	(64)	3	(61)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	500	(63)	3	(60)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	300	(38)	2	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	300	(38)	2	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	300	(35)	(1)	(36)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	400	(49)	(1)	(50)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	300	(35)	0	(35)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	400	(43)	(1)	(44)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	200	21	0	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	300	30	1	31	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	400	(39)	(2)	(41)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	400	(41)	(1)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.765	Annual	03/16/2032	100	(10)	0	(10)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	1,780	66	(26)	40	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	1,600	(156)	(41)	(197)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	800	(75)	(21)	(96)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2032	6,300	0	(2)	(2)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.674	Annual	05/31/2032	5,700	0	(10)	(10)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.678	Annual	05/31/2032	4,700	0	(7)	(7)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.680	Annual	05/31/2032	7,800	0	(11)	(11)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.705	Annual	05/31/2032	7,000	0	1	1	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	3,430	(475)	(66)	(541)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,640	(276)	(56)	(332)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	260	3	5	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	400	(17)	(10)	(27)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	400	(16)	(10)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	600	(10)	(15)	(25)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	10	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	550	(8)	7	(1)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	200	2	(6)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	10	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	200	1	(5)	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	300	3	(8)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	15,338	(55)	26	(29)	0	(18)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/17/2033	470	9	(2)	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	305	(7)	(10)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,860	27	(61)	(34)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,430	86	(98)	(12)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	110	4	(4)	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	22,100	1,106	37	1,143	0	(19)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	171

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Pay	1-Day USD-SOFR Compounded-OIS	1.524%	Semi-Annual	01/19/2051	$3,100	$(21)	$(1,405)	$(1,426)	$0	$(8)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052	100	(32)	(10)	(42)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052	100	(31)	(10)	(41)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	13,600	1,457	4,062	5,519	40	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	100	(5)	(13)	(18)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	400	6	54	60	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	10,200	(1,390)	(222)	(1,612)	0	(37)

Total Swap Agreements						$1,062	$6,257	$7,319	$191	$(205)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$0	$191	$191	$0	$(153)	$(205)	$(358)

Cash of $3,592 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value(3)
								Asset	Liability
BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$16	$0	$0	$0	$0

GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	10,722	(111)	126	15	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1	0	0	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	40	(2)	2	0	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2	0	0	0	0

MYI	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3	0	0	0	0

SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,035	(25)	29	4	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,399	11	(5)	6	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,200	(19)	49	30	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	6	0	0	0	0

Total Swap Agreements						$(146)	$201	$55	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(4)
GST	$0	$0	$15	$15	$0	$0	$0	$0	$15	$0	$15
SAL	0	0	40	40	0	0	0	0	40	0	40

Total Over the Counter	$0	$0	$55	$55	$0	$0	$0	$0

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

172	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Swap Agreements	$0	$0	$0	$0	$191	$191

Over the counter
Swap Agreements	$0	$55	$0	$0	$0	$55

	$0	$55	$0	$0	$191	$246

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$153	$153
Swap Agreements	0	0	0	0	205	205

	$0	$0	$0	$0	$358	$358

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(849)	$(849)
Swap Agreements	0	0	0	0	2,610	2,610

	$0	$0	$0	$0	$1,761	$1,761

Over the counter
Written Options	$0	$0	$0	$0	$1	$1
Swap Agreements	0	135	0	0	0	135

	$0	$135	$0	$0	$1	$136

	$0	$135	$0	$0	$1,762	$1,897

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,495	$1,495
Swap Agreements	0	0	0	0	(2,114)	(2,114)

	$0	$0	$0	$0	$(619)	$(619)

Over the counter
Swap Agreements	$0	$48	$0	$0	$0	$48

	$0	$48	$0	$0	$(619)	$(571)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	173

Schedule of Investments	PIMCO Short-Term Portfolio	(Cont.)	March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1	$0	$1
U.S. Government Agencies	0	131,663	0	131,663
U.S. Treasury Obligations	0	8,571	0	8,571
Non-Agency Mortgage-Backed Securities	0	60,281	0	60,281
Asset-Backed Securities
Automobile ABS Other	1,050	2	0	1,052
Automobile Sequential	0	32,453	0	32,453
CMBS Other	0	8,235	0	8,235
Home Equity Other	0	7,996	0	7,996
Home Equity Sequential	0	173	0	173
Whole Loan Collateral	0	170	0	170
Other ABS	0	45,002	0	45,002
Short-Term Instruments
Mutual Funds	612	0	0	612
Short-Term Notes	0	1,579	0	1,579

	$1,662	$296,126	$0	$297,788

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,603	$0	$0	$24,603

Total Investments	$26,265	$296,126	$0	$322,391

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,362)	$0	$(7,362)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	191	0	191
Over the counter	0	55	0	55

	$0	$246	$0	$246

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(358)	$0	$(358)

Total Financial Derivative Instruments	$0	$(112)	$0	$(112)

Totals	$26,265	$288,652	$0	$314,917

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

174	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 120.5%

CORPORATE BONDS & NOTES 13.8%

BANKING & FINANCE 10.6%

ABN AMRO Bank NV
1.542% due 06/16/2027 •	$5,300	$5,265

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	24,814	24,545
6.450% due 04/15/2027	9,300	9,477

Air Lease Corp.
1.875% due 08/15/2026	1,262	1,249
3.750% due 06/01/2026	971	970

American Express Co.
4.312% (SOFRINDX + 0.650%) due 11/04/2026 ~	9,500	9,517
4.635% (SOFRINDX + 0.970%) due 07/28/2027 ~	3,000	3,004

American Honda Finance Corp.
4.269% due 12/11/2026 •	3,494	3,489
4.273% due 10/06/2026 •	11,200	11,201
4.308% due 11/19/2027 •	26,700	26,600

American Tower Corp.
1.450% due 09/15/2026	1,450	1,431
2.750% due 01/15/2027	11,900	11,752
3.125% due 01/15/2027	3,000	2,968
3.375% due 10/15/2026	1,600	1,591

ANZ New Zealand International Ltd.
1.250% due 06/22/2026	2,300	2,285

Asian Development Bank
4.649% (SOFRINDX + 1.000%) due 06/16/2026 ~	10,300	10,324

Athene Global Funding
1.608% due 06/29/2026	5,000	4,963
4.341% due 08/10/2026 •	47,500	47,523
4.417% due 07/16/2026 •	3,200	3,202
4.511% (SOFRINDX + 0.850%) due 05/08/2026 ~	1,000	1,001
4.684% (SOFRINDX + 1.030%) due 08/27/2026 ~	11,900	11,922
4.950% due 01/07/2027	11,600	11,635
5.339% due 01/15/2027	14,700	14,793
5.516% due 03/25/2027	14,800	14,925
5.620% due 05/08/2026	13,221	13,233

Australia & New Zealand Banking Group Ltd.
4.400% due 05/19/2026 (e)	4,000	4,001

Bank of America Corp.
3.500% due 04/19/2026	2,000	1,999
3.559% due 04/23/2027 •	8,500	8,496
4.997% (SOFRRATE + 1.350%) due 09/15/2027 ~	6,300	6,324

Bank of Montreal
1.250% due 09/15/2026	2,500	2,467
4.809% (SOFRINDX + 1.160%) due 12/11/2026 ~	510	512
4.981% (SOFRINDX + 1.330%) due 06/05/2026 ~	5,800	5,812
5.300% due 06/05/2026	900	902

Bank of New York Mellon
4.377% (SOFRINDX + 0.710%) due 04/20/2027 ~	4,882	4,883

Bank of New Zealand
2.285% due 01/27/2027	1,000	986
4.476% (SOFRRATE + 0.810%) due 01/27/2027 ~	5,600	5,617

Banque Federative du Credit Mutuel SA
1.604% due 10/04/2026	900	888
4.796% (SOFRRATE + 1.130%) due 01/23/2027 ~	225	226
5.068% (SOFRINDX + 1.400%) due 07/13/2026 ~	1,300	1,304
5.896% due 07/13/2026	4,000	4,019

Barclays PLC
5.829% due 05/09/2027 •	22,600	22,625

Brown & Brown, Inc.
4.600% due 12/23/2026	1,300	1,304

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Canadian Imperial Bank of Commerce
1.250% due 06/22/2026	$700	$695
4.587% (SOFRRATE + 0.940%) due 06/28/2027 ~	1,700	1,709
4.899% (SOFRRATE + 1.220%) due 10/02/2026 ~	700	702
5.615% due 07/17/2026	500	502

Caterpillar Financial Services Corp.
4.350% due 05/15/2026	3,500	3,501

Charles Schwab Corp.
2.450% due 03/03/2027	8,873	8,738
4.180% (SOFRINDX + 0.520%) due 05/13/2026 ~	5,500	5,500

Citibank NA
4.368% (SOFRRATE + 0.708%) due 08/06/2026 ~	8,200	8,209
4.876% due 11/19/2027 •	14,000	14,047

Commonwealth Bank of Australia
4.114% (SOFRRATE + 0.460%) due 11/27/2026 ~	14,400	14,421
4.168% (SOFRRATE + 0.520%) due 06/15/2026 ~	3,800	3,802

Cooperatieve Rabobank UA
4.578% (SOFRINDX + 0.900%) due 10/05/2026 ~	450	451

Corebridge Global Funding
5.350% due 06/24/2026	1,200	1,203
5.750% due 07/02/2026	5,200	5,219

Credit Agricole SA
4.519% (SOFRRATE + 0.870%) due 03/11/2027 ~	2,000	2,005

Crown Castle, Inc.
1.050% due 07/15/2026	23,400	23,178
3.700% due 06/15/2026	660	659
4.000% due 03/01/2027	600	598

Deutsche Bank AG
2.311% due 11/16/2027 •	1,275	1,258

Equinix, Inc.
2.900% due 11/18/2026	3,400	3,370

Equitable Financial Life Global Funding
1.300% due 07/12/2026	800	794

European Bank for Reconstruction & Development
3.858% (SOFRINDX + 0.190%) due 04/14/2026 ~	30,000	30,000

Federation des Caisses Desjardins du Quebec
4.296% (SOFRRATE + 0.630%) due 01/27/2027 ~	1,700	1,702

Ford Motor Credit Co. LLC
6.950% due 06/10/2026	8,700	8,721

GATX Corp.
3.250% due 09/15/2026	1,900	1,889

General Motors Financial Co., Inc.
4.000% due 10/06/2026	7,200	7,184

Goldman Sachs Bank USA
4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~	26,008	26,014

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	9,200	9,081
1.948% due 10/21/2027 •	33,500	33,046
2.640% due 02/24/2028 •	31,543	31,039
4.469% (SOFRRATE + 0.820%) due 09/10/2027 ~	1,600	1,601
4.587% (SOFRRATE + 0.920%) due 10/21/2027 ~	4,513	4,523
5.683% (US0003M + 1.750%) due 10/28/2027 ~	2,114	2,130
5.950% due 01/15/2027	1,625	1,645

HSBC USA, Inc.
4.612% (SOFRRATE + 0.960%) due 03/04/2027 ~	5,400	5,421

International Bank for Reconstruction & Development
3.918% (SOFRINDX + 0.270%) due 06/15/2027 ~	7,500	7,513
4.039% due 01/12/2027 •	8,500	8,512
4.059% (SOFRINDX + 0.280%) due 02/23/2027 ~	2,300	2,303

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Jackson National Life Global Funding
3.050% due 04/29/2026	$3,490	$3,486
4.900% due 01/13/2027	1,000	1,004
5.600% due 04/10/2026	4,000	4,001

John Deere Capital Corp.
4.085% (SOFRRATE + 0.400%) due 01/05/2027 ~	1,720	1,719
4.441% due 06/08/2026 •	910	911

JPMorgan Chase & Co.
1.470% due 09/22/2027 •	2,618	2,582
1.578% due 04/22/2027 •	61,390	61,292
2.947% due 02/24/2028 •	11,300	11,159
3.300% due 04/01/2026	1,900	1,900
3.782% due 02/01/2028 •	30,200	30,054
4.551% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,700	1,701

JPMorgan Chase Bank NA
4.285% due 04/29/2026 •	900	900

Kreditanstalt fuer Wiederaufbau
4.666% (SOFRINDX + 1.000%) due 10/30/2026 ~	7,400	7,437

Landeskreditbank Baden-Wuerttemberg Foerderbank
4.661% (SOFRINDX + 1.000%) due 02/11/2027 ~	1,800	1,811
4.662% (SOFRINDX + 1.000%) due 05/08/2026 ~	17,000	17,014

Lloyds Banking Group PLC
3.750% due 01/11/2027	6,417	6,392

Macquarie Bank Ltd.
4.849% (SOFRRATE + 1.200%) due 12/07/2026 ~	600	603

MassMutual Global Funding II
4.648% (SOFRRATE + 0.980%) due 07/10/2026 ~	300	301

Mitsubishi UFJ Financial Group, Inc.
3.677% due 02/22/2027	500	498

Morgan Stanley
1.512% due 07/20/2027 •	10,500	10,405
1.593% due 05/04/2027 •	12,425	12,391

Morgan Stanley Bank NA
4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~	12,000	11,991

Nationwide Building Society
4.000% due 09/14/2026	400	399

NatWest Group PLC
4.800% due 04/05/2026	15,750	15,749

New York Life Global Funding
4.130% (SOFRRATE + 0.480%) due 06/09/2026 ~	3,835	3,836

Nomura Holdings, Inc.
1.653% due 07/14/2026	5,800	5,758
2.329% due 01/22/2027	33,500	32,946

Nordea Bank Abp
1.500% due 09/30/2026	1,000	987

Northwestern Mutual Global Funding
4.700% due 04/06/2026	4,500	4,500

Principal Life Global Funding II
5.000% due 01/16/2027	5,400	5,430

Protective Life Global Funding
4.166% (SOFRRATE + 0.500%) due 07/22/2026 ~	21,500	21,506
4.368% due 04/10/2026 •	30,575	30,579
4.992% due 01/12/2027	288	290
5.209% due 04/14/2026	3,800	3,802

Regency Centers LP
3.600% due 02/01/2027	2,100	2,089

Reinsurance Group of America, Inc.
3.950% due 09/15/2026	1,700	1,699

Royal Bank of Canada
1.200% due 04/27/2026	588	587
2.050% due 01/21/2027	5,100	5,020
4.124% (SOFRINDX + 0.460%) due 08/03/2026 ~	1,000	1,001
4.236% (SOFRINDX + 0.570%) due 04/27/2026 ~	4,834	4,835

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	175

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.254% (SOFRINDX + 0.590%) due 11/02/2026 ~	$9,429	$9,435
4.387% (SOFRINDX + 0.720%) due 10/18/2027 ~	2,200	2,200
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~	6,200	6,206
4.510% due 10/18/2027 •	10,100	10,108

Santander Holdings USA, Inc.
3.244% due 10/05/2026	27,900	27,744

Societe Generale SA
4.000% due 01/12/2027	3,100	3,094

Standard Chartered PLC
4.050% due 04/12/2026	1,600	1,599

Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026	22,186	21,921
2.174% due 01/14/2027	3,911	3,849
2.632% due 07/14/2026	5,700	5,674
4.969% (SOFRRATE + 1.300%) due 07/13/2026 ~	500	501

Swedbank AB
5.028% due 06/15/2026 •	3,000	3,005

Toronto-Dominion Bank
1.200% due 06/03/2026	3,600	3,583
4.239% (SOFRRATE + 0.590%) due 09/10/2026 ~	1,900	1,902
4.568% due 12/17/2026	3,793	3,803
4.747% (SOFRRATE + 1.080%) due 07/17/2026 ~	6,300	6,314
5.264% due 12/11/2026	3,100	3,121
5.532% due 07/17/2026	20,405	20,493

Toyota Motor Credit Corp.
4.060% due 06/09/2027 •	7,000	7,000
4.118% (SOFRINDX + 0.450%) due 04/10/2026 ~	24,765	24,766

UBS AG
4.160% (SOFRRATE + 0.500%) due 05/17/2027 ~	4,000	3,998

UBS Group AG
1.494% due 08/10/2027 •	1,400	1,385
4.125% due 04/15/2026	6,400	6,400
6.327% due 12/22/2027 •	1,400	1,419

Voya Financial, Inc.
3.650% due 06/15/2026	700	699

Wells Fargo & Co.
3.000% due 04/22/2026	3,400	3,396

Wells Fargo Bank NA
4.719% (SOFRRATE + 1.070%) due 12/11/2026 ~	7,252	7,272
4.721% (SOFRRATE + 1.060%) due 08/07/2026 ~	875	877

Westpac Banking Corp.
4.087% (SOFRRATE + 0.420%) due 04/16/2026 ~	1,100	1,100
5.200% due 04/16/2026	5,931	5,933

Weyerhaeuser Co.
4.750% due 05/15/2026	3,350	3,351

		1,136,828

INDUSTRIALS 2.5%

BAT Capital Corp.
3.215% due 09/06/2026	1,500	1,492
4.700% due 04/02/2027	700	702

BHP Billiton Finance USA Ltd.
5.250% due 09/08/2026	6,700	6,727

BMW U.S. Capital LLC
2.800% due 04/11/2026	4,000	3,998
4.229% (SOFRINDX + 0.550%) due 04/02/2026 ~	3,800	3,800
4.460% (SOFRINDX + 0.800%) due 08/13/2026 ~	2,450	2,453
5.050% due 04/02/2026	100	100

Boeing Co.
2.250% due 06/15/2026	4,900	4,877
3.100% due 05/01/2026	8,970	8,958

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Campbell’s Co.
5.200% due 03/19/2027	$10,900	$10,962

Conagra Brands, Inc.
5.300% due 10/01/2026	2,400	2,411

Constellation Brands, Inc.
3.700% due 12/06/2026	3,200	3,187

Cox Communications, Inc.
3.350% due 09/15/2026	4,800	4,779

CVS Health Corp.
2.875% due 06/01/2026	2,300	2,294
3.000% due 08/15/2026	3,700	3,678

Danone SA
2.947% due 11/02/2026	10,700	10,630

Dell International LLC/EMC Corp.
4.900% due 10/01/2026	1,300	1,302

Deutsche Telekom International Finance BV
3.600% due 01/19/2027	19,000	18,900

Diamondback Energy, Inc.
3.250% due 12/01/2026	2,500	2,484

Enbridge, Inc.
5.900% due 11/15/2026	4,600	4,639

Energy Transfer LP
6.050% due 12/01/2026	2,310	2,332

General Electric Co.
4.305% (US0003M + 0.380%) due 05/05/2026 ~	1,500	1,500

General Mills, Inc.
4.700% due 01/30/2027	5,800	5,809

GlaxoSmithKline Capital PLC
4.148% (SOFRRATE + 0.500%) due 03/12/2027 ~	800	801

Haleon U.S. Capital LLC
3.375% due 03/24/2027	18,900	18,722

HCA, Inc.
4.500% due 02/15/2027	14,106	14,108
5.375% due 09/01/2026	14,300	14,311

Hewlett Packard Enterprise Co.
4.450% due 09/25/2026	6,900	6,907

L3Harris Technologies, Inc.
5.400% due 01/15/2027	3,400	3,428

Lowe’s Cos., Inc.
2.500% due 04/15/2026	3,232	3,230
4.800% due 04/01/2026	300	300

Marriott International, Inc.
5.450% due 09/15/2026	3,100	3,112

Marvell Technology, Inc.
1.650% due 04/15/2026	2,755	2,752

Mercedes-Benz Finance North America LLC
4.296% (SOFRRATE + 0.630%) due 07/31/2026 ~	20,660	20,678

Molson Coors Beverage Co.
3.000% due 07/15/2026	2,231	2,223

Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	300	296

National Fuel Gas Co.
5.500% due 10/01/2026	700	703

NTT Finance Corp.
1.162% due 04/03/2026	4,495	4,494

Oracle Corp.
2.650% due 07/15/2026	9,300	9,250

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	100	99
5.350% due 01/12/2027	6,067	6,101
5.750% due 05/24/2026	312	312

Rogers Communications, Inc.
3.200% due 03/15/2027	2,800	2,766

Starbucks Corp.
2.000% due 03/12/2027	434	425
2.450% due 06/15/2026	700	697

T-Mobile USA, Inc.
2.625% due 04/15/2026	6,000	5,996
3.750% due 04/15/2027	3,343	3,323

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TSMC Global Ltd.
1.250% due 04/23/2026	$3,100	$3,094

UnitedHealth Group, Inc.
4.167% (SOFRRATE + 0.500%) due 07/15/2026 ~	4,700	4,703

VMware LLC
1.400% due 08/15/2026	2,200	2,177

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	510	507
4.900% due 08/14/2026	9,700	9,716
5.700% due 09/12/2026	17,200	17,293

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026	1,200	1,193

		271,731

UTILITIES 0.7%

Ameren Corp.
5.700% due 12/01/2026	10,600	10,678

CenterPoint Energy, Inc.
1.450% due 06/01/2026	750	746

Georgia Power Co.
3.928% (SOFRINDX + 0.280%) due 09/15/2026 ~	6,700	6,690

Monongahela Power Co.
3.550% due 05/15/2027	2,000	1,981

National Rural Utilities Cooperative Finance Corp.
3.994% (SOFRRATE + 0.330%) due 10/30/2026 ~	4,446	4,448
4.235% (SOFRRATE + 0.580%) due 11/22/2026 ~	3,600	3,604

NextEra Energy Capital Holdings, Inc.
1.875% due 01/15/2027	1,182	1,160

ONEOK, Inc.
4.850% due 07/15/2026	3,600	3,601

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~	12,100	12,109

San Diego Gas & Electric Co.
6.000% due 06/01/2026	2,400	2,407

Southern California Edison Co.
4.875% due 02/01/2027	3,200	3,209

TELUS Corp.
2.800% due 02/16/2027	3,900	3,848

Xcel Energy, Inc.
1.750% due 03/15/2027	13,345	13,014
3.350% due 12/01/2026	7,000	6,959

		74,454

Total Corporate Bonds & Notes (Cost $1,483,994)		1,483,013

U.S. GOVERNMENT AGENCIES 1.6%

Federal Home Loan Banks
3.810% due 10/05/2027 •	114,000	114,008

Federal National Mortgage Association
2.120% due 09/01/2026	27,000	26,739
2.400% due 08/01/2026	33,900	33,650
3.305% due 11/01/2026 ~	1,087	1,082

Total U.S. Government Agencies (Cost $175,552)		175,479

U.S. TREASURY OBLIGATIONS 0.8%

U.S. Treasury Floating Rate Notes
3.751% due 01/31/2027 •	70,700	70,730
3.835% due 07/31/2026 •	18,200	18,209

Total U.S. Treasury Obligations (Cost $88,855)		88,939

176	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.1%

AUTOMOBILE SEQUENTIAL 0.1%

Carvana Auto Receivables Trust
4.082% due 12/10/2026	$294	$294

Enterprise Fleet Financing LLC
4.103% due 10/20/2026	6,521	6,524

Total Asset-Backed Securities (Cost $6,815)		6,818

SOVEREIGN ISSUES 1.4%

BNG Bank NV
4.664% (SOFRINDX + 1.000%) due 08/05/2026 ~	8,200	8,223

Cassa Depositi e Prestiti SpA
5.750% due 05/05/2026	500	501

CPPIB Capital, Inc.
4.166% (SOFRRATE + 0.500%) due 07/27/2026 ~	13,900	13,919

Export Development Canada
3.864% (FEDL01 + 0.224%) due 08/13/2026 ~	50,000	49,998

Kommunalbanken AS
4.648% (SOFRINDX + 1.000%) due 06/17/2026 ~	10,050	10,068

Kommunekredit
4.666% (SOFRRATE + 1.000%) due 07/27/2026 ~	4,900	4,914

Korea Gas Corp.
2.250% due 07/18/2026	13,500	13,421

Korea National Oil Corp.
1.250% due 04/07/2026	1,200	1,199

Svensk Exportkredit AB
4.664% (SOFRRATE + 1.000%) due 05/05/2027 ~	42,600	42,955

Total Sovereign Issues (Cost $145,175)		145,198

SHORT-TERM INSTRUMENTS 102.8%

CERTIFICATES OF DEPOSIT 0.4%

Barclays Bank PLC
4.050% (SOFRRATE + 0.400%) due 11/13/2026	12,900	12,904

Credit Agricole Corporate & Investment Bank SA
3.850% due 10/14/2026	8,500	8,497

KEB Hana Bank
3.870% due 10/14/2026	6,000	5,993

Mizuho Bank Ltd.
3.880% (SOFRRATE + 0.230%) due 04/16/2026	8,100	8,101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

National Bank of Kuwait
4.030% (SOFRRATE + 0.380%) due 05/26/2026	$6,000	$6,000

Sumitomo Mitsui Banking Corp.
3.910% (SOFRRATE + 0.230%) due 04/07/2026	3,500	3,500

		44,995

COMMERCIAL PAPER 4.4%

AES Corp.
4.400% due 05/05/2026 (a)	37,700	37,542

Air Lease Corp.
4.350% due 04/14/2026	9,900	9,884
4.400% due 04/14/2026	14,200	14,177
4.400% due 04/16/2026	12,500	12,477

AMETEK, Inc.
4.150% due 04/20/2026	19,800	19,756
4.170% due 04/27/2026	2,600	2,592

CBRE Services, Inc.
4.100% due 04/08/2026	27,600	27,576

Crown Castle, Inc.
4.180% due 04/16/2026	14,400	14,373
4.200% due 04/14/2026	23,400	23,362
4.200% due 04/16/2026	13,700	13,674
4.300% due 04/21/2026	20,000	19,951

Eversource Energy
4.050% due 04/09/2026	7,300	7,293

Extra Space Storage LP
4.180% due 04/22/2026	4,100	4,090

Glencore Funding LLC
4.130% due 04/30/2026	26,100	26,013

Global Payments, Inc.
4.230% due 04/07/2026	4,000	3,997
4.250% due 04/06/2026	5,200	5,196

HCA, Inc.
4.150% due 04/16/2026	16,700	16,669
4.150% due 04/17/2026	8,900	8,882
4.200% due 05/18/2026	16,700	16,602
4.350% due 05/01/2026	11,700	11,656
4.380% due 05/01/2026	3,000	2,989

Jabil, Inc.
4.120% due 04/08/2026	15,600	15,584
4.200% due 04/02/2026	22,500	22,494

JTI Financial Services North America LLC
4.070% due 05/26/2026	7,900	7,854

Keurig Dr. Pepper, Inc.
4.250% due 04/17/2026 (a)	8,300	8,283
4.300% due 04/13/2026	700	699
4.350% due 04/20/2026	5,300	5,288
4.350% due 04/30/2026	3,200	3,188

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Leidos, Inc.
4.180% due 04/28/2026	$8,100	$8,074

Phillips 66
4.080% due 04/07/2026	12,000	11,991
4.350% due 05/01/2026	8,400	8,371
4.370% due 05/01/2026	400	399
4.400% due 05/29/2026	20,500	20,363

Rogers Communications, Inc.
4.200% due 04/09/2026	15,100	15,085

S&P Global, Inc.
4.000% due 04/06/2026	15,600	15,590
4.100% due 04/01/2026	12,600	12,599

TELUS Corp.
4.100% due 07/02/2026	11,700	11,571
4.250% due 05/27/2026	7,300	7,251

		473,435

REPURCHASE AGREEMENTS (f) 97.8%
		10,528,000

SHORT-TERM NOTES 0.1%

ARI Fleet Lease Trust
3.812% due 01/15/2027	4,685	4,684

Enterprise Fleet Financing LLC
4.551% due 07/20/2026	275	275

Federal Home Loan Bank Discount Notes
3.549% due 04/01/2026 (c)(d)	2,454	2,454
3.679% due 09/09/2026 (c)(d)	1,700	1,672

		9,085

U.S. TREASURY BILLS 0.1%
3.697% due 05/07/2026 - 06/25/2026 (b)(c)	5,800	5,760

Total Short-Term Instruments (Cost $11,061,315)		11,061,275

Total Investments in Securities (Cost $12,961,706)		12,960,722

Total Investments 120.5% (Cost $12,961,706)		$12,960,722

Other Assets and Liabilities, net (20.5)%		(2,200,686)

Net Assets 100.0%		$10,760,036

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Contingent convertible security.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	177

Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio II	(Cont.)

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	3.710%	04/01/2026	04/02/2026	$	1,200,000	U.S. Treasury Notes 3.625% - 3.875% due 10/31/2030 - 08/15/2033	$(1,224,680)	$1,200,000	$1,200,000
	3.740	03/31/2026	04/01/2026		1,300,000	U.S. Treasury Notes 3.625% - 4.125% due 10/31/2030 - 08/15/2033	(1,327,831)	1,300,000	1,300,135
BOS	3.680	03/12/2026	04/08/2026		400,000	U.S. Treasury Notes 3.625% due 10/31/2030	(406,562)	400,000	400,818
	3.680	04/01/2026	04/09/2026		725,000	U.S. Treasury Notes 1.125% - 2.625% due 07/31/2029 - 02/15/2031	(739,349)	725,000	725,000
	3.680	03/18/2026	04/13/2026		100,000	U.S. Treasury Notes 1.750% due 01/31/2029	(101,757)	100,000	100,143
	3.690	03/10/2026	04/06/2026		2,500,000	U.S. Treasury Notes 0.625% - 3.625% due 09/30/2027 - 05/15/2030	(2,533,644)	2,500,000	2,505,638
	3.690	03/11/2026	04/06/2026		1,300,000	U.S. Treasury Notes 4.625% due 04/30/2031	(1,316,326)	1,300,000	1,302,798
	3.690	03/13/2026	04/09/2026		800,000	U.S. Treasury Notes 1.625% - 4.250% due 02/15/2028 - 02/28/2030	(816,589)	800,000	801,558
	3.690	03/13/2026	04/15/2026		100,000	U.S. Treasury Notes 0.625% due 05/15/2030	(101,998)	100,000	100,195
	3.690	03/23/2026	04/20/2026		200,000	U.S. Treasury Notes 4.125% due 10/31/2031	(205,051)	200,000	200,185
	3.710	03/31/2026	04/01/2026		961,400	U.S. Treasury Notes 4.125% - 4.250% due 02/28/2029 - 03/31/2031	(982,457)	961,400	961,499
BPS	3.730	03/31/2026	04/01/2026		13,400	Ginnie Mae 5.000% due 01/20/2056	(13,887)	13,400	13,401
CTR	3.690	04/01/2026	04/02/2026		150,000	U.S. Treasury Notes 4.375% due 11/30/2028	(153,149)	150,000	150,000
DEU	3.620	03/31/2026	04/01/2026		210,700	U.S. Treasury Bonds 2.875% - 4.625% due 11/15/2044 - 05/15/2052	(214,421)	210,700	210,721
	3.720	03/31/2026	04/02/2026		263,900	U.S. Treasury Bonds 2.000% - 4.750% due 05/15/2040 - 05/15/2055	(269,859)	263,900	263,927
FICC STR	3.660	03/31/2026	04/01/2026		57,900	U.S. Treasury Bonds 1.375% - 4.625% due 08/15/2050 - 05/15/2054	(25,071)	57,900	57,906
						U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2056	(31,233)
						U.S. Treasury Notes 4.250% due 02/28/2031	(2,754)
SAL	3.720	03/31/2026	04/01/2026		245,700	U.S. Treasury Bills 0.000% due 04/28/2026	(250,723)	245,700	245,725

Total Repurchase Agreements							$(10,717,341)	$10,528,000	$10,539,649

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$2,500,135	$0	$0	$2,500,135	$(2,552,511)	$(52,376)
BOO	0	0	0	0	(46,073)	(46,073)
BOS	7,097,834	0	0	7,097,834	(7,203,732)	(105,898)
BPS	13,401	0	0	13,401	(13,887)	(486)
CTR	150,000	0	0	150,000	(153,149)	(3,149)
DEU	474,648	0	0	474,648	(484,281)	(9,633)
FICC STR	57,906	0	0	57,906	(59,058)	(1,152)
SAL	245,725	0	0	245,725	(250,723)	(4,998)

Total Borrowings and Other Financing Transactions	$10,539,649	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

178	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,136,828	$0	$1,136,828
Industrials	0	271,731	0	271,731
Utilities	0	74,454	0	74,454
U.S. Government Agencies	0	175,479	0	175,479
U.S. Treasury Obligations	0	88,939	0	88,939
Asset-Backed Securities
Automobile Sequential	0	6,818	0	6,818
Sovereign Issues	0	145,198	0	145,198

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short-Term Instruments
Certificates of Deposit	$0	$44,995	$0	$44,995
Commercial Paper	7,293	466,142	0	473,435
Repurchase Agreements	0	10,528,000	0	10,528,000
Short-Term Notes	0	9,085	0	9,085
U.S. Treasury Bills	0	5,760	0	5,760

Total Investments	$7,293	$12,953,429	$0	$12,960,722

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	179

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 90.1%

CORPORATE BONDS & NOTES 1.5%

INDUSTRIALS 1.5%

Beignet Investor LLC
6.581% due 05/30/2049	$17,580	$18,089

Total Corporate Bonds & Notes (Cost $17,580)		18,089

U.S. GOVERNMENT AGENCIES 0.4%

Federal Home Loan Mortgage Corp.
5.500% due 11/01/2038 - 10/01/2039	31	32
6.051% due 02/01/2035 •	111	113
6.207% due 01/01/2032 •	1	1
6.208% due 05/01/2032 •	3	3
6.481% due 07/01/2029 •	1	1
6.504% due 06/01/2035 •	286	296

Federal Home Loan Mortgage Corp. Coupon STRIPS
0.000% due 01/15/2032 (a)	563	439

Federal Home Loan Mortgage Corp. REMICS
4.287% due 06/15/2030 - 12/15/2032 •	12	12
4.337% due 06/15/2031 •	4	4
4.500% due 06/15/2035 - 09/15/2035	236	235
5.000% due 01/15/2034	714	725

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.016% due 07/25/2031 •	127	126
5.059% due 10/25/2044 - 02/25/2045 •	627	588
5.259% due 07/25/2044 •	287	280
6.500% due 10/25/2043	245	249

Federal National Mortgage Association
4.000% due 05/01/2030 - 12/01/2041	734	709
4.500% due 04/01/2028 - 11/01/2029	37	37
5.113% due 06/01/2043 •	111	113
5.114% due 02/01/2041 - 10/01/2044 •	537	544
5.491% due 03/01/2035 •	94	96
5.625% due 12/01/2032 •	1	1
5.640% due 11/01/2035 •	43	44
5.647% due 11/01/2035 •	38	38
5.895% due 12/01/2029 •	2	3
6.155% due 01/01/2036 •	35	36
6.246% due 10/01/2032 •	2	2

Federal National Mortgage Association Grantor Trust
4.013% due 07/25/2032 •	29	29
4.402% due 03/25/2032 •	99	96

Federal National Mortgage Association REMICS
3.842% due 12/25/2036 •	72	71
3.902% due 03/25/2034 •	18	18
3.912% due 03/25/2036 •	36	36
4.676% due 04/25/2032 •	3	3

Federal National Mortgage Association REMICS Trust
3.896% due 06/25/2033 •	47	46

Federal National Mortgage Association Trust
4.126% due 05/25/2042 •	52	51

Government National Mortgage Association
5.625% due 04/20/2027 - 04/20/2032 •	100	100

Total U.S. Government Agencies (Cost $5,243)		5,177

U.S. TREASURY OBLIGATIONS 84.0%

U.S. Treasury Bonds
1.375% due 11/15/2040 (d)	37,030	23,865
1.375% due 08/15/2050	150,550	73,649
1.625% due 11/15/2050	214,700	112,063
1.750% due 08/15/2041	12,400	8,294
1.875% due 02/15/2041	110,500	76,593
2.250% due 08/15/2049	50,320	31,310
2.250% due 02/15/2052	600	362

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.750% due 11/15/2042	$83,400	$63,465
2.875% due 05/15/2043 (d)	10,960	8,421
2.875% due 05/15/2049	56,970	40,520
3.000% due 05/15/2042	51,000	40,665
3.000% due 11/15/2044	213,100	163,238
3.000% due 08/15/2048 (d)	8,300	6,094
3.000% due 02/15/2049	38,140	27,868
3.125% due 02/15/2043	41,250	33,042
3.625% due 08/15/2043	53,000	45,280
3.625% due 02/15/2044	32,300	27,447
4.000% due 11/15/2042	38,100	34,487
4.125% due 08/15/2044 (d)	7,500	6,806
4.375% due 02/15/2038	78,530	78,418
4.375% due 08/15/2043 (d)	23,300	22,000
4.500% due 05/15/2038	31,463	31,703
4.875% due 08/15/2045	600	598

U.S. Treasury Notes
2.875% due 05/15/2028 (d)	9,680	9,498
3.875% due 03/31/2027	46,600	46,666
3.875% due 05/31/2027 (d)	44,100	44,132
4.250% due 08/15/2035	1,100	1,096

Total U.S. Treasury Obligations (Cost $1,428,124)		1,057,580

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%

Bear Stearns ALT-A Trust
4.113% due 02/25/2034 •	310	295
4.330% due 11/25/2036 ~	4,910	2,691
4.433% due 11/25/2036 ~	10,449	5,209

Bear Stearns ARM Trust
6.000% due 04/25/2033 ~	10	10
6.125% due 04/25/2033 ~	5	5
6.183% due 11/25/2034 ~	113	109
6.185% due 01/25/2034 ~	65	63

Chevy Chase Funding LLC Mortgage-Backed Certificates
4.043% due 08/25/2035 •	69	68

CHL Mortgage Pass-Through Trust
3.598% due 04/25/2035 ~	160	107
4.096% due 09/20/2036 ~	1,411	1,270
4.253% due 05/25/2035 •	360	320
4.373% due 04/25/2035 •	6	6
4.453% due 02/25/2035 •	223	212
4.473% due 02/25/2035 •	134	127

Citigroup Mortgage Loan Trust, Inc.
6.490% due 05/25/2035 •	17	17

Countrywide Alternative Loan Trust
3.970% due 02/20/2047 •	1,966	1,608
4.113% due 02/25/2047 •	178	165
4.153% due 05/25/2047 •	1,138	1,064
4.193% due 05/25/2036 •	22	20
4.210% due 03/20/2046 •	1,460	1,387
4.213% due 05/25/2035 •	178	174
4.353% due 12/25/2035 •	126	120
4.859% due 02/25/2036 •	118	110
5.500% due 03/25/2036	805	323

Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1

DSLA Mortgage Loan Trust
4.311% due 08/19/2045 •	144	130

GreenPoint MTA Trust
4.233% due 06/25/2045 •	111	100

GSR Mortgage Loan Trust
4.061% due 04/25/2036 ~	1,384	813

HarborView Mortgage Loan Trust
4.051% due 03/19/2037 •	527	494
4.231% due 05/19/2035 •	456	444

IndyMac INDX Mortgage Loan Trust
4.433% due 02/25/2035 •	520	493

JP Morgan Mortgage Trust
4.968% due 07/25/2035 ~	111	107
4.985% due 02/25/2036 ~	233	159
5.990% due 07/25/2064 ~	718	723

MASTR Adjustable Rate Mortgages Trust
5.572% due 05/25/2034 ~	40	39

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors Trust
5.549% due 12/25/2032 •	$10	$10

RALI Trust
4.093% due 08/25/2035 •	381	261
5.219% due 09/25/2045 •	123	107

Residential Asset Mortgage Products Trust
8.500% due 10/25/2031	104	94

RFMSI Trust
6.500% due 03/25/2032	5	5

Sequoia Mortgage Trust
4.490% due 07/20/2033 •	133	134
4.491% due 10/19/2026 •	50	50
4.495% due 07/20/2033 •	94	91

Structured Adjustable Rate Mortgage Loan Trust
5.259% due 01/25/2035 •	140	130

Structured Asset Mortgage Investments II Trust
4.233% due 05/25/2036 •	5,621	4,718
4.371% due 07/19/2034 •	12	12
4.491% due 03/19/2034 •	48	46

WaMu Mortgage Pass-Through Certificates Trust
3.697% due 05/25/2046 •	188	158
3.829% due 12/25/2046 •	625	563
3.871% due 12/25/2046 •	375	349
4.313% due 11/25/2045 •	382	362
4.333% due 12/25/2045 •	119	121
4.589% due 01/25/2047 •	274	266
4.839% due 06/25/2046 •	896	852
4.859% due 02/25/2046 •	690	642
4.907% due 07/25/2046 •	2,118	1,967
4.907% due 08/25/2046 •	6,092	5,371
5.059% due 11/25/2042 •	73	71
5.359% due 09/25/2046 •	807	769
5.359% due 10/25/2046 •	296	285
5.600% due 03/25/2034 ~	19	20

Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.999% due 05/25/2033 ~	29	30

Total Non-Agency Mortgage-Backed Securities (Cost $48,177)		36,467

ASSET-BACKED SECURITIES 1.2%

HOME EQUITY OTHER 0.2%

Asset-Backed Securities Corp. Home Equity Loan Trust
3.873% due 05/25/2037 •	16	11
4.307% due 06/15/2031 •	268	263

C-BASS Trust
3.304% due 01/25/2037 •	793	230

Citigroup Global Markets Mortgage Securities VII, Inc.
5.143% due 01/25/2032 •	5	5

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •	16	16

GE-WMC Mortgage Securities Trust
3.873% due 08/25/2036 •	37	16

GSAMP Trust
3.933% due 12/25/2036 •	352	174
3.973% due 11/25/2035 •	130	9

Home Equity Asset Trust
4.713% due 02/25/2033 •	1	1

HSI Asset Securitization Corp. Trust
3.893% due 10/25/2036 •	85	29

JP Morgan Mortgage Acquisition Trust
3.953% due 08/25/2036 •	24	11

Lehman ABS Mortgage Loan Trust
3.883% due 06/25/2037 •	314	209

Long Beach Mortgage Loan Trust
4.353% due 10/25/2034 •	1,267	1,241

MASTR Asset-Backed Securities Trust
3.893% due 11/25/2036 •	70	20

Merrill Lynch Mortgage Investors Trust
4.033% due 02/25/2037 •	244	68

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 05/25/2037 •	115	105

180	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley IXIS Real Estate Capital Trust
3.843% due 11/25/2036 •	$28	$9

New Century Home Equity Loan Trust
4.153% due 05/25/2036 •	84	84

Renaissance Home Equity Loan Trust
4.493% due 08/25/2032 •	2	2

Securitized Asset-Backed Receivables LLC Trust
3.913% due 12/25/2036 •	1,373	285

Soundview Home Loan Trust
3.873% due 06/25/2037 •	167	113
3.913% due 11/25/2036 •	425	112

		3,013

WHOLE LOAN COLLATERAL 0.0%

Securitized Asset-Backed Receivables LLC Trust
3.953% due 11/25/2036 •	428	112

OTHER ABS 1.0%

Apex Credit CLO Ltd.
5.468% due 04/20/2036 •	1,300	1,302

BlueMountain CLO Ltd.
4.858% due 10/25/2030 •	328	328

Capital Four U.S. CLO II Ltd.
5.568% due 01/20/2037 •	2,200	2,207

Diameter Capital CLO 6 Ltd.
5.282% due 04/15/2037 •	2,400	2,407

Dryden 37 Senior Loan Fund
5.034% due 01/15/2031 •	453	454

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dryden 54 Senior Loan Fund
4.818% due 10/19/2029 •	$29	$29

KKR CLO 21 Ltd.
4.934% due 04/15/2031 •	128	129

Romark WM-R Ltd.
4.959% due 04/20/2031 •	18	18

Sound Point CLO XXIII
5.104% due 07/15/2034 •	1,000	1,001

Sound Point CLO XXVII Ltd.
5.110% due 10/25/2034 •	3,000	3,004

Venture 35 CLO Ltd.
5.131% due 10/22/2031 •	908	909

Venture XIX CLO Ltd.
5.194% due 01/15/2032 •	498	499

		12,287

Total Asset-Backed Securities (Cost $18,501)		15,412

	SHARES
SHORT-TERM INSTRUMENTS 0.1%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (b)	583,708	584

Total Short-Term Instruments (Cost $584)		584

Total Investments in Securities (Cost $1,518,209)		1,133,309

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 5.6%

SHORT-TERM INSTRUMENTS 5.6%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.6%

PIMCO Short-Term Floating NAV Portfolio III	7,241,813	$70,528

Total Short-Term Instruments (Cost $70,531)		70,528

Total Investments in Affiliates (Cost $70,531)		70,528

Total Investments 95.7% (Cost $1,588,740)		$1,203,837

Financial Derivative Instruments (c)(f) 0.2% (Cost or Premiums, net $19,991)		2,425

Other Assets and Liabilities, net 4.1%		52,275

Net Assets 100.0%		$1,258,537

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	4.500%	06/01/2056	$3,000	$(2,885)	$(2,891)

Total Short Sales (0.2)%				$(2,885)	$(2,891)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(14,991) at a weighted average interest rate of 4.411%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 5-Year Note June Futures	06/2026	6,071	$656,759	$(9,094)	$854	$0
U.S. Treasury 10-Year Note June Futures	06/2026	8,042	893,039	(14,979)	1,764	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	6,198	703,570	(15,442)	1,840	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	952	110,968	(1,015)	195	0

				$(40,530)	$4,653	$(1)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	181

Schedule of Investments	PIMCO U.S. Government and Short-Term Investments Portfolio	(Cont.)

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 2-Year Note June Futures	06/2026	5,425	$(1,125,391)	$8,075	$0	$(424)
U.S. Treasury Long-Term Bond June Futures	06/2026	2,486	(283,093)	8,942	0	(932)

				$17,017	$0	$(1,356)

Total Futures Contracts				$(23,513)	$4,653	$(1,357)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Variation Margin
								Asset	Liability
CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$600	$13	$(2)	$11	$1	$0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	60,510	1,340	(247)	1,093	118	0
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031	39,000	660	26	686	85	0

					$2,013	$(223)	$1,790	$204	$0

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
									Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.300%	Annual	02/28/2029	$118,000	$(155)	$1,105	$950	$0	$(88)
Pay	1-Day USD-SOFR Compounded-OIS	3.857	Annual	03/31/2030	140,300	192	796	988	139	0
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030	802,307	2,620	5,338	7,958	0	(795)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	11,500	0	246	246	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	38,900	3	851	854	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/15/2034	394,400	0	20,649	20,649	0	(750)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	31,000	(223)	369	146	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	173,100	1,974	(3,543)	(1,569)	161	0
Receive	1-Day USD-SOFR Compounded-OIS	2.606	Semi-Annual	12/21/2047	40,000	(13)	10,405	10,392	89	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	53,000	10,095	10,962	21,057	152	0
Receive	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	149,200	2,084	841	2,925	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053	55,442	412	312	724	196	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	14,000	342	1,264	1,606	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	64,200	647	6,212	6,859	0	(42)

						$17,978	$55,807	$73,785	$785	$(1,860)

Total Swap Agreements						$19,991	$55,584	$75,575	$989	$(1,860)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$4,653	$989	$5,642	$0	$(1,357)	$(1,860)	$(3,217)

(d)

Securities with an aggregate market value of $69,190 and cash of $1,800 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

182	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$4,653	$4,653
Swap Agreements	0	204	0	0	785	989

	$0	$204	$0	$0	$5,438	$5,642

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,357	$1,357
Swap Agreements	0	0	0	0	1,860	1,860

	$0	$0	$0	$0	$3,217	$3,217

The effect of Financial Derivative Instruments on the Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$53,513	$53,513
Swap Agreements	0	1,102	0	0	6,394	7,496

	$0	$1,102	$0	$0	$59,907	$61,009

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(45,837)	$(45,837)
Swap Agreements	0	(73)	0	0	10,763	10,690

	$0	$(73)	$0	$0	$(35,074)	$(35,147)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$18,089	$0	$18,089
U.S. Government Agencies	0	5,177	0	5,177
U.S. Treasury Obligations	0	1,057,580	0	1,057,580
Non-Agency Mortgage-Backed Securities	0	36,467	0	36,467
Asset-Backed Securities
Home Equity Other	0	3,013	0	3,013
Whole Loan Collateral	0	112	0	112
Other ABS	0	12,287	0	12,287
Short-Term Instruments
Mutual Funds	584	0	0	584

	$584	$1,132,725	$0	$1,133,309

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$70,528	$0	$0	$70,528

Total Investments	$71,112	$1,132,725	$0	$1,203,837

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,891)	$0	$(2,891)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5,642	$0	$5,642

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(3,217)	$0	$(3,217)

Total Financial Derivative Instruments	$0	$2,425	$0	$2,425

Totals	$71,112	$1,132,259	$0	$1,203,371

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	183

Consolidated Schedule of Investments	PIMCO International Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 62.2%

AUSTRALIA 4.4%

SOVEREIGN ISSUES 4.4%

New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	17,400	$	9,181

Queensland Treasury Corp.
1.500% due 08/20/2032		14,000		7,717

Treasury Corp. of Victoria
2.000% due 11/20/2037		14,400		6,717

Total Australia (Cost $23,536)				23,615

JAPAN 14.5%

SOVEREIGN ISSUES 14.5%

Japan Government Forty Year Bonds
2.200% due 03/20/2064	JPY	1,630,000		7,119

Japan Government Thirty Year Bonds
2.300% due 12/20/2054		2,800,000		13,392
2.400% due 03/20/2055		610,000		2,982
2.800% due 06/20/2055		1,700,000		9,078
3.200% due 09/20/2055		2,660,000		15,405

Japan Government Twenty Year Bonds
2.000% due 12/20/2044		3,460,000		18,113
2.400% due 03/20/2045		2,100,000		11,693
2.700% due 09/20/2045		150,000		870

Total Japan (Cost $97,083)				78,652

SUPRANATIONAL 6.8%

CORPORATE BONDS & NOTES 0.8%

European Investment Bank
2.250% due 12/14/2029	EUR	3,900		4,417

SOVEREIGN ISSUES 6.0%

European Union
2.875% due 10/05/2029		28,300		32,709

Total Supranational (Cost $34,693)				37,126

UNITED KINGDOM 8.7%

SOVEREIGN ISSUES 8.7%

U.K. Gilts
0.500% due 10/22/2061	GBP	2,900		909
4.375% due 07/31/2054		42,200		46,510

Total United Kingdom (Cost $52,872)				47,419

UNITED STATES 2.1%

ASSET-BACKED SECURITIES 0.6%

ABFC Trust
4.493% due 06/25/2034 •		$167		168

Amortizing Residential Collateral Trust
4.493% due 10/25/2031 •		54		54

Argent Securities Trust
3.973% due 07/25/2036 •		1,149		309

Asset-Backed Securities Corp. Home Equity Loan Trust
3.873% due 05/25/2037 •		32		23

C-BASS Trust
3.304% due 01/25/2037 •		237		69
3.913% due 11/25/2036 •		27		12

Credit Suisse First Boston Mortgage Securities Corp.
4.413% due 01/25/2032 •		25		25

Home Equity Asset Trust
4.393% due 11/25/2032 •		1		1

HSI Asset Securitization Corp. Trust
3.893% due 10/25/2036 •		20		7

Long Beach Mortgage Loan Trust
4.353% due 10/25/2034 •		23		22

Merrill Lynch Mortgage Investors Trust
3.953% due 09/25/2037 •		21		4

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 05/25/2037 •	$32	$	29
3.893% due 11/25/2036 •	5,011		2,517

Soundview Home Loan Trust
3.913% due 11/25/2036 •	212		56

Washington Mutual Asset-Backed Certificates Trust
3.913% due 10/25/2036 •	21		7

			3,303

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%

Bear Stearns ALT-A Trust
4.544% due 08/25/2036 ~	17		10
5.042% due 01/25/2036 ~	207		199

CHL Mortgage Pass-Through Trust
4.253% due 05/25/2035 •	57		50
4.373% due 03/25/2035 •	226		211
4.393% due 03/25/2035 •	26		12
4.433% due 03/25/2035 •	1,232		1,148
4.453% due 02/25/2035 •	4		4
4.553% due 09/25/2034 •	2		2

Citigroup Mortgage Loan Trust, Inc.
5.387% due 08/25/2035 ~	4		4

Countrywide Alternative Loan Trust
3.970% due 02/20/2047 •	2,246		1,837
4.113% due 02/25/2047 •	46		43
4.210% due 03/20/2046 •	184		175
4.313% due 12/25/2035 •	18		17
4.353% due 12/25/2035 •	126		120
4.353% due 02/25/2037 •	54		46
4.393% due 08/25/2035 •	129		121
4.393% due 12/25/2035 •	539		417
4.493% due 09/25/2035 •	431		404

Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	1		2

Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.893% due 10/25/2036 •	1		1

DSLA Mortgage Loan Trust
4.211% due 03/19/2045 •	83		80
4.311% due 08/19/2045 •	65		59
4.451% due 09/19/2045 •	914		480

GreenPoint MTA Trust
4.253% due 06/25/2045 •	546		437

HarborView Mortgage Loan Trust
4.271% due 06/19/2035 •	55		55
4.271% due 01/19/2036 •	5		5
4.271% due 03/19/2036 •	579		546
4.291% due 01/19/2036 •	1,098		702
4.411% due 11/19/2035 •	53		33
4.451% due 09/19/2035 •	7		4
4.470% due 06/20/2035 •	25		24

Nomura Asset Acceptance Corp. Alternative Loan Trust
4.155% due 10/25/2035 ~	7		6

RALI Trust
4.213% due 04/25/2046 •	117		29

Sequoia Mortgage Trust
4.490% due 07/20/2033 •	115		116
4.491% due 10/19/2026 •	1		1
4.816% due 10/20/2034 •	89		80

Thornburg Mortgage Securities Trust
4.333% due 03/25/2044 •	14		14

WaMu Mortgage Pass-Through Certificates Trust
3.829% due 12/25/2046 •	47		42
4.030% due 02/27/2034 •	1		1
4.373% due 10/25/2045 •	5		5
4.413% due 01/25/2045 •	2		2
4.433% due 01/25/2045 •	4		4
4.433% due 07/25/2045 •	4		4
5.059% due 11/25/2042 •	1		1
5.259% due 08/25/2042 •	2		2
5.359% due 10/25/2046 •	14		13
5.359% due 11/25/2046 •	197		165

			7,733

U.S. GOVERNMENT AGENCIES 0.1%

Federal Home Loan Mortgage Corp.
6.358% due 10/01/2036 •	7		7

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Federal Home Loan Mortgage Corp. REMICS
6.500% due 07/15/2028	$18	$	18

Federal Home Loan Mortgage Corp. Securities REMICS Trust
3.943% due 09/25/2035 •	410		402

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.056% due 09/25/2031 •	3		3
5.059% due 10/25/2044 - 02/25/2045 •	30		29
5.259% due 07/25/2044 •	6		6

Federal National Mortgage Association
5.754% due 12/01/2034 •	1		1
6.232% due 11/01/2034 •	4		4

Federal National Mortgage Association REMICS Trust
6.000% due 07/25/2044	6		6

Federal National Mortgage Association Trust
4.132% due 09/25/2042 •	11		11

Government National Mortgage Association
5.625% due 04/20/2030 - 06/20/2030 •	62		62

Government National Mortgage Association REMICS
6.000% due 08/20/2034	109		109

			658

Total United States (Cost $17,216)			11,694

	SHARES
SHORT-TERM INSTRUMENTS 25.7%

MUTUAL FUNDS 0.1%

State Street Institutional U.S. Government Money Market Fund, Premier Class
3.720% (c)	542,064		542

	PRINCIPAL AMOUNT (000S)
REPURCHASE AGREEMENTS (d) 24.6%
			133,200

U.S. TREASURY BILLS 1.0%
3.685% due 04/07/2026 - 07/21/2026 (a)(b)(f)	$5,639		5,611

Total Short-Term Instruments (Cost $139,353)			139,353

Total Investments in Securities (Cost $364,753)			337,859

	SHARES
INVESTMENTS IN AFFILIATES 31.9%

SHORT-TERM INSTRUMENTS 31.9%

CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 31.9%

PIMCO Short-Term Floating NAV Portfolio III	17,734,025		172,712

Total Short-Term Instruments (Cost $172,572)			172,712

Total Investments in Affiliates (Cost $172,572)			172,712

Total Investments 94.1% (Cost $537,325)		$	510,571

Financial Derivative Instruments (e)(g) 1.6% (Cost or Premiums, net $(7,717))			8,302

Other Assets and Liabilities, net 4.3%			23,449

Net Assets 100.0%		$	542,322

184	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a 7-Day Yield.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(d) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	3.680%	04/01/2026	04/02/2026	$29,000	U.S. Treasury Notes 4.125% due 03/31/2029	$(29,582)	$29,000	$29,000
	3.710	03/31/2026	04/01/2026	78,600	U.S. Treasury Notes 4.125% due 03/31/2029	(80,279)	78,600	78,608
					U.S. Treasury Notes 4.125% due 03/31/2029	(22,674)	22,200	22,202
JPS	3.700	03/31/2026	04/01/2026	3,400	U.S. Treasury Notes 4.000% due 02/28/2030	(3,477)	3,400	3,401

Total Repurchase Agreements						$(136,012)	$133,200	$133,211

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale- Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$129,810	$0	$0	$129,810	$(132,535)	$(2,725)
JPS	3,401	0	0	3,401	(3,477)	(76)

Total Borrowings and Other Financing Transactions	$133,211	$0	$0

(1)	Includes accrued interest.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(e) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month SONIA March Futures	06/2027	327	$ 103,487	$45	$135	$0
Australia Government 10-Year Bond June Futures	06/2026	556	41,336	(152)	389	0
Canada Government 10-Year Bond June Futures	06/2026	403	34,767	(597)	139	0
Euro-Bobl June Futures	06/2026	21	2,802	(44)	11	0
Long Guilt June Futures	06/2026	1,076	125,030	(5,276)	940	0

				$(6,024)	$1,614	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
Euro-Bund June Futures	06/2026	658	$ (95,365)	$2,549	$0	$(692)

Total Futures Contracts				$(3,475)	$1,614	$(692)

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	185

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	46,070	$(88)	$(800)	$(888)	$96	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		22,150	(1,161)	101	(1,060)	94	0
Receive(1)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/16/2036		78,400	3,216	887	4,103	0	(313)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		4,020	16	249	265	0	(20)
Receive(1)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/16/2056		8,500	416	170	586	0	(39)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	03/18/2031	JPY	520,000	28	49	77	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		16,820,000	(2,824)	6,005	3,181	0	(253)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036		180,000	32	35	67	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	03/18/2056		130,000	(72)	(16)	(88)	0	0
Pay(1)	1-Day JPY-MUTKCALM Compounded-OIS	2.750	Annual	06/17/2056		1,610,000	(663)	32	(631)	39	0
Pay(1)	3-Month AUD-BBR-BBSW	5.000	Semi-Annual	09/16/2036	AUD	24,300	(213)	94	(119)	241	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	132,500	(999)	2,377	1,378	56	0
Pay	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	31,900	(9)	(901)	(910)	152	0
Receive	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030		1,900	(14)	57	43	0	(9)
Pay	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		100	(3)	0	(3)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		50,600	(941)	(123)	(1,064)	379	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		25,400	(412)	(170)	(582)	200	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		81,700	477	(2,492)	(2,015)	674	0
Receive	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		4,100	(65)	172	107	0	(36)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		1,900	27	(81)	(54)	17	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		56,700	(1,661)	(841)	(2,502)	525	0
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		1,700	10	(52)	(42)	9	0
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/16/2028	EUR	135,900	(34)	(1,998)	(2,032)	282	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		32,200	0	630	630	0	(103)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		4,200	(6)	104	98	0	(15)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		5,900	(12)	41	29	0	(23)
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		5,300	(10)	53	43	0	(20)
Receive(1)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031		10,600	147	102	249	0	(53)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		3,300	(9)	(176)	(185)	24	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		4,000	(10)	(205)	(215)	31	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		4,100	(11)	(195)	(206)	32	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		3,900	(11)	(138)	(149)	31	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		4,000	(14)	139	125	0	(33)
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		5,000	(20)	168	148	0	(40)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		3,900	(13)	163	150	0	(31)
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		147,210	(1,131)	(4,225)	(5,356)	1,300	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		55,770	1,028	377	1,405	0	(622)
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030	CAD	1,500	26	(18)	8	2	0
Receive	CAONREPO	2.750	Semi-Annual	09/17/2030		1,500	1	4	5	0	(2)
Receive	CAONREPO	2.500	Semi-Annual	12/17/2030		100	1	0	1	0	0
Pay	CAONREPO	2.750	Semi-Annual	03/18/2031		1,600	12	(20)	(8)	2	0
Pay(1)	CAONREPO	2.750	Semi-Annual	06/17/2031		45,800	(484)	194	(290)	69	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032		82,700	(666)	(1,335)	(2,001)	0	(148)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		15,600	130	(13)	117	0	(28)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		11,100	(44)	100	56	0	(20)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		15,700	(13)	17	4	0	(29)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		10,900	(664)	271	(393)	0	(21)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		41,100	67	93	160	0	(78)
Pay	CAONREPO	3.250	Semi-Annual	06/18/2035		2,500	54	(38)	16	5	0
Receive	CAONREPO	3.000	Semi-Annual	09/17/2035		800	6	3	9	0	(2)
Receive	CAONREPO	2.750	Semi-Annual	12/17/2035		2,600	73	(5)	68	0	(5)
Pay	CAONREPO	3.000	Semi-Annual	03/18/2036		87,500	(1,208)	67	(1,141)	183	0
Pay(1)	CAONREPO	3.250	Semi-Annual	06/17/2036		1,800	1	(1)	0	0	(1)

Total Swap Agreements							$(7,717)	$(1,089)	$(8,806)	$4,444	$(1,954)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset		Total	Market Value	Variation Margin Liability		Total
	Purchased Options	Futures	Swap Agreements		Written Options	Futures	Swap Agreements
Total Exchange-Traded or Centrally Cleared	$0	$1,614	$4,444	$6,058	$0	$(692)	$(1,954)	$(2,646)

186	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(f)	Securities with an aggregate market value of $321 and cash of $18,623 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	6,391		$4,666	$71	$0

BOA	04/2026	JPY	11,182		72	1	0
	04/2026		$661	GBP	492	0	(10)
	04/2026		39,687	JPY	6,331,989	211	0
	05/2026	JPY	6,312,919		$39,687	0	(210)

BPS	04/2026	AUD	3,612		2,570	78	0
	04/2026	GBP	927		1,229	2	0
	04/2026		$2,367	AUD	3,384	0	(32)
	04/2026		540	GBP	402	0	(8)
	04/2026		523	JPY	82,900	0	0

BRC	05/2026	JPY	223,723		$1,405	0	(9)

BSH	04/2026		140,979		883	0	(5)
	04/2026		$67,702	GBP	50,858	0	(387)
	05/2026	GBP	50,858		$67,699	387	0
	05/2026		$883	JPY	140,554	5	0

CBK	04/2026	AUD	30,174		$21,102	283	0
	04/2026	EUR	3,126		3,645	32	0
	04/2026	GBP	2,404		3,209	27	0
	04/2026		$2,265	AUD	3,180	0	(71)
	04/2026		11	CNH	72	0	0
	04/2026		724	GBP	540	0	(9)
	05/2026		1,188	AUD	1,733	8	0
	05/2026		599	GBP	453	1	0

DUB	04/2026		33,203	AUD	48,400	191	0
	05/2026	AUD	48,400		$33,190	0	(191)

FAR	04/2026		7,249		5,138	136	0
	04/2026	GBP	48,563		65,627	1,349	0
	04/2026	JPY	6,434,755		41,160	621	(6)
	04/2026	NZD	3,646		2,130	35	0
	04/2026		$18,159	JPY	2,897,333	101	(4)
	04/2026		2,013	NZD	3,368	0	(78)
	05/2026	JPY	2,845,227		$17,881	0	(100)
	05/2026		$1,100	JPY	175,002	6	0
	05/2026		2,132	NZD	3,646	0	(35)

GLM	06/2026	MXN	4,259		$244	8	0

IND	04/2026	EUR	42,927		50,688	1,070	0
	04/2026		$166	NZD	278	0	(6)

JPM	04/2026	CAD	762		$561	14	0
	04/2026	CNH	37		5	0	0
	05/2026	AUD	4,028		2,761	0	(18)
	05/2026		$5	CNH	37	0	0

MBC	04/2026	AUD	6,387		$4,436	29	0
	04/2026	CAD	1,206		879	12	0
	04/2026	GBP	784		1,050	12	0
	04/2026	JPY	2,871,239		18,449	361	(4)
	04/2026		$2,903	AUD	4,149	0	(41)
	04/2026		518	GBP	386	0	(7)
	04/2026		39,531	JPY	6,312,139	257	(15)
	05/2026	GBP	860		$1,138	0	0
	05/2026	JPY	6,062,737		38,060	0	(256)
	05/2026		$1,408	JPY	224,091	9	0

SCX	04/2026	JPY	2,788,738		$17,877	305	0
	04/2026		$5,822	CAD	8,060	0	(27)
	04/2026		960	JPY	151,599	0	(5)
	05/2026	CAD	8,049		$5,822	27	0
	05/2026		$8,038	JPY	1,279,500	48	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	187

Consolidated Schedule of Investments	PIMCO International Portfolio	(Cont.)

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability

SOG	04/2026	JPY	3,834,029		$24,641	$483	$0
	04/2026		$53,146	EUR	46,053	85	0
	04/2026		1,212	JPY	188,631	0	(24)
	05/2026	EUR	46,053		$53,229	0	(83)

SSB	04/2026	AUD	11,691		8,319	253	0
	04/2026	JPY	106,436		683	13	0

Total Forward Foreign Currency Contracts						$6,531	$(1,641)

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(1)
AZD	$71	$0	$0	$71	$0	$0	$0	$0	$71	$0	$71
BOA	212	0	0	212	(220)	0	0	(220)	(8)	0	(8)
BPS	80	0	0	80	(40)	0	0	(40)	40	0	40
BRC	0	0	0	0	(9)	0	0	(9)	(9)	0	(9)
BSH	392	0	0	392	(392)	0	0	(392)	0	0	0
CBK	351	0	0	351	(80)	0	0	(80)	271	(300)	(29)
DUB	191	0	0	191	(191)	0	0	(191)	0	0	0
FAR	2,248	0	0	2,248	(223)	0	0	(223)	2,025	(2,540)	(515)
GLM	8	0	0	8	0	0	0	0	8	0	8
IND	1,070	0	0	1,070	(6)	0	0	(6)	1,064	(1,220)	(156)
JPM	14	0	0	14	(18)	0	0	(18)	(4)	0	(4)
MBC	680	0	0	680	(323)	0	0	(323)	357	(230)	127
SCX	380	0	0	380	(32)	0	0	(32)	348	(450)	(102)
SOG	568	0	0	568	(107)	0	0	(107)	461	(550)	(89)
SSB	266	0	0	266	0	0	0	0	266	(260)	6

Total Over the Counter	$6,531	$0	$0	$6,531	$(1,641)	$0	$0	$(1,641)

(1)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$1,614	$1,614
Swap Agreements	0	0	0	0	4,444	4,444

	$0	$0	$0	$0	$6,058	$6,058

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$6,531	$0	$6,531

	$0	$0	$0	$6,531	$6,058	$12,589

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$692	$692
Swap Agreements	0	0	0	0	1,954	1,954

	$0	$0	$0	$0	$2,646	$2,646

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$1,641	$0	$1,641

	$0	$0	$0	$1,641	$2,646	$4,287

188	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Written Options	$0	$0	$0	$0	$45	$45
Futures	0	0	0	0	(1,200)	(1,200)
Swap Agreements	0	0	0	0	14,206	14,206

	$0	$0	$0	$0	$13,051	$13,051

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(6,742)	$0	$(6,742)
Written Options	0	0	0	0	278	278

	$0	$0	$0	$(6,742)	$278	$(6,464)

	$0	$0	$0	$(6,742)	$13,329	$6,587

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(6,838)	$(6,838)
Swap Agreements	0	0	0	0	(2,927)	(2,927)

	$0	$0	$0	$0	$(9,765)	$(9,765)

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$9,973	$0	$9,973
Written Options	0	0	0	0	(105)	(105)

	$0	$0	$0	$9,973	$(105)	$9,868

	$0	$0	$0	$9,973	$(9,870)	$103

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Australia
Sovereign Issues	$0	$23,615	$0	$23,615
Japan
Sovereign Issues	0	78,652	0	78,652
Supranational
Corporate Bonds & Notes	0	4,417	0	4,417
Sovereign Issues	0	32,709	0	32,709
United Kingdom
Sovereign Issues	0	47,419	0	47,419
United States
Asset-Backed Securities	0	3,303	0	3,303
Non-Agency Mortgage-Backed Securities	0	7,733	0	7,733
U.S. Government Agencies	0	658	0	658
Short-Term Instruments
Mutual Funds	542	0	0	542
Repurchase Agreements	0	133,200	0	133,200
U.S. Treasury Bills	0	5,611	0	5,611

	$542	$337,317	$0	$337,859

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$172,712	$0	$0	$172,712

Total Investments	$173,254	$337,317	$0	$510,571

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,614	4,444	0	6,058
Over the counter	0	6,531	0	6,531

	$1,614	$10,975	$0	$12,589

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(692)	$(1,954)	$0	$(2,646)
Over the counter	0	(1,641)	0	(1,641)

	$(692)	$(3,595)	$0	$(4,287)

Total Financial Derivative Instruments	$922	$7,380	$0	$8,302

Totals	$174,176	$344,697	$0	$518,873

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	189

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 103.6%

CORPORATE BONDS & NOTES 52.4%

BANKING & FINANCE 33.8%

ABN AMRO Bank NV
4.653% (SOFRINDX + 1.000%) due 12/03/2028 ~	$30,925	$31,054
5.427% due 09/18/2027 •	8,700	8,746

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	42,114	41,657
6.100% due 01/15/2027	21,425	21,663
6.450% due 04/15/2027	400	408

Air Lease Corp.
1.875% due 08/15/2026	24,799	24,549
2.200% due 01/15/2027	9,494	9,320
3.750% due 06/01/2026	5,468	5,460

Aircastle Ltd.
4.250% due 06/15/2026	98	98

American Express Co.
4.312% (SOFRINDX + 0.650%) due 11/04/2026 ~	1,300	1,302
4.416% (SOFRRATE + 0.750%) due 04/23/2027 ~	1,250	1,250
4.635% (SOFRINDX + 0.970%) due 07/28/2027 ~	5,636	5,643
5.389% due 07/28/2027 •	9,867	9,894

American Honda Finance Corp.
4.379% due 03/08/2027 •	2,700	2,701
4.390% due 08/13/2027 •	21,700	21,684
4.417% due 01/15/2027 •	20,500	20,520
4.538% (SOFRRATE + 0.870%) due 07/09/2027 ~	37,100	37,130

American Tower Corp.
1.450% due 09/15/2026	920	908
1.600% due 04/15/2026	2,242	2,240
2.750% due 01/15/2027	4,171	4,119
3.125% due 01/15/2027	34,200	33,837
3.375% due 10/15/2026	6,302	6,266
3.650% due 03/15/2027	9,300	9,235

Aozora Bank Ltd.
5.900% due 09/08/2026	1,000	1,006

Athene Global Funding
1.608% due 06/29/2026	901	894
4.417% due 07/16/2026 •	42,000	42,026
4.500% (SOFRINDX + 0.830%) due 01/07/2027 ~	9,800	9,800
4.511% (SOFRINDX + 0.850%) due 05/08/2026 ~	3,152	3,153
4.647% due 09/18/2028 •	13,600	13,535
4.684% (SOFRINDX + 1.030%) due 08/27/2026 ~	22,040	22,080
4.857% (SOFRINDX + 1.210%) due 03/25/2027 ~	199	199

Aviation Capital Group LLC
1.950% due 09/20/2026	18,190	17,976

Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	1,493	1,443
3.250% due 02/15/2027	6,900	6,824

Banco Santander SA
1.722% due 09/14/2027 •	11,746	11,597
4.250% due 04/11/2027	2,600	2,598
5.028% (SOFRRATE + 1.380%) due 03/14/2028 ~	1,400	1,409
5.294% due 08/18/2027	10,277	10,378

Bank of America Corp.
1.734% due 07/22/2027 •	43,566	43,204
3.559% due 04/23/2027 •	16,377	16,369

Bank of Montreal
4.396% (SOFRINDX + 0.750%) due 09/22/2028 ~	9,854	9,856
4.529% (SOFRINDX + 0.880%) due 09/10/2027 ~	15,549	15,563

Banque Federative du Credit Mutuel SA
4.657% (SOFRRATE + 0.990%) due 10/16/2028 ~	19,300	19,373

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.730% (SOFRINDX + 1.070%) due 02/16/2028 ~		$5,800	$5,822
4.796% (SOFRRATE + 1.130%) due 01/23/2027 ~		3,700	3,718
5.058% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD	2,000	1,384
5.068% (SOFRINDX + 1.400%) due 07/13/2026 ~		$6,500	6,519
5.896% due 07/13/2026		7,700	7,736

Barclays PLC
2.279% due 11/24/2027 •		12,856	12,663
4.337% due 01/10/2028		146	145
4.586% (SOFRRATE + 0.930%) due 05/24/2030 ~		12,000	11,973
5.138% (SOFRRATE + 1.490%) due 03/12/2028 ~		2,070	2,085
5.528% (SOFRRATE + 1.880%) due 09/13/2027 ~		6,000	6,024
5.829% due 05/09/2027 •		19,200	19,221
7.385% due 11/02/2028 •		10,000	10,418

BNP Paribas SA
2.591% due 01/20/2028 •		10,900	10,734

BPCE SA
2.045% due 10/19/2027 •		11,786	11,623
6.612% due 10/19/2027 •		13,402	13,552

Brighthouse Financial Global Funding
1.550% due 05/24/2026		3,000	2,987
5.550% due 04/09/2027		3,382	3,405

Canadian Imperial Bank of Commerce
4.388% (SOFRRATE + 0.720%) due 01/13/2028 ~		5,000	5,003
4.449% (SOFRRATE + 0.800%) due 09/08/2028 ~		21,600	21,608
4.529% (BBSW3M + 0.800%) due 04/21/2026 ~	AUD	24,490	16,897
4.587% (SOFRRATE + 0.940%) due 06/28/2027 ~		$4,000	4,021
4.876% due 01/14/2030		20,000	20,515
4.899% (SOFRRATE + 1.220%) due 10/02/2026 ~		1,000	1,003

Citadel LP
4.875% due 01/15/2027		1,075	1,074

Citigroup, Inc.
1.462% due 06/09/2027 •		32,034	31,850
3.070% due 02/24/2028 •		4,200	4,150

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •		4,100	4,034
4.273% (SOFRINDX + 0.620%) due 08/28/2026 ~		4,700	4,705
4.361% (SOFRINDX + 0.710%) due 03/05/2027 ~		4,075	4,087

Corebridge Global Funding
4.947% due 09/25/2026 •		208	209

Credit Agricole SA
2.015% due 01/11/2027		2,350	2,311
4.519% (SOFRRATE + 0.870%) due 03/11/2027 ~		2,220	2,226
4.968% (SOFRRATE + 1.290%) due 07/05/2026 ~		1,000	1,002

Crown Castle, Inc.
1.050% due 07/15/2026		16,668	16,510
2.900% due 03/15/2027		4,858	4,787
4.000% due 03/01/2027		1,610	1,603

DBS Group Holdings Ltd.
4.246% (SOFRRATE + 0.600%) due 03/21/2028 ~		20,400	20,434

Deutsche Bank AG
2.311% due 11/16/2027 •		22,700	22,393
2.552% due 01/07/2028 •		31,751	31,261
5.706% due 02/08/2028 •		13,380	13,494
7.146% due 07/13/2027 •		7,915	7,969

Equinix, Inc.
1.450% due 05/15/2026		3,453	3,443

Equitable America Global Funding
4.358% (SOFRRATE + 0.710%) due 09/15/2027 ~		14,200	14,227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Equitable Financial Life Global Funding
4.600% due 04/01/2027	$9,500	$9,513
4.875% due 11/19/2027	6,100	6,139

F&G Global Funding
1.750% due 06/30/2026	13,392	13,295
5.875% due 06/10/2027	6,300	6,376
5.875% due 01/16/2030	2,600	2,636

Federation des Caisses Desjardins du Quebec
4.296% (SOFRRATE + 0.630%) due 01/27/2027 ~	25,000	25,029

Ford Motor Credit Co. LLC
2.700% due 08/10/2026	9,037	8,971
4.125% due 08/17/2027	600	592
4.271% due 01/09/2027	29,624	29,495
4.542% due 08/01/2026	4,371	4,365
4.950% due 05/28/2027	1,000	1,000
5.112% (SOFRRATE + 1.450%) due 11/05/2026 ~	6,950	6,960
5.125% due 11/05/2026	13,803	13,834
5.800% due 03/05/2027	18,933	19,042
5.850% due 05/17/2027	200	202

GA Global Funding Trust
4.400% due 09/23/2027	22,703	22,566

GATX Corp.
5.400% due 03/15/2027	2,600	2,620

General Motors Financial Co., Inc.
2.350% due 02/26/2027	13,000	12,754
4.350% due 01/17/2027	9,267	9,256
4.694% (SOFRRATE + 1.040%) due 02/26/2027 ~	9,000	8,999
4.717% (SOFRINDX + 1.050%) due 07/15/2027 ~	10,900	10,913
5.000% due 07/15/2027	9,223	9,273
5.400% due 04/06/2026	13,050	13,051

Goldman Sachs Bank USA
4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~	6,015	6,016

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •	5,136	5,070
1.948% due 10/21/2027 •	11,020	10,871
2.640% due 02/24/2028 •	11,200	11,021
4.377% (SOFRRATE + 0.710%) due 01/21/2029 ~	3,400	3,397
4.469% (SOFRRATE + 0.820%) due 09/10/2027 ~	18,453	18,460
4.587% (SOFRRATE + 0.920%) due 10/21/2027 ~	1,000	1,002
4.776% (SOFRRATE + 1.120%) due 02/24/2028 ~	9,000	9,039
4.956% (SOFRRATE + 1.290%) due 04/23/2028 ~	992	998
5.498% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,305	3,345
5.683% (US0003M + 1.750%) due 10/28/2027 ~	6,550	6,599

Hardwood Funding LLC
4.360% due 06/08/2029 «(a)(e)	4,600	4,578

HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026	4,840	4,823

HSBC Holdings PLC
2.013% due 09/22/2028 •	13,771	13,278
4.041% due 03/13/2028 •	11,500	11,449
5.230% (SOFRRATE + 1.570%) due 08/14/2027 ~	5,700	5,716
5.887% due 08/14/2027 •	5,309	5,335

ING Groep NV
3.950% due 03/29/2027	17,902	17,852
4.017% due 03/28/2028 •	6,900	6,869
4.696% due 04/01/2027 •	9,000	9,000

Intesa Sanpaolo SpA
3.875% due 07/14/2027	3,348	3,325

Jackson National Life Global Funding
4.539% due 06/09/2027 •	566	567
4.598% (SOFRRATE + 0.950%) due 09/12/2028 ~	9,900	9,897
4.900% due 01/13/2027	11,165	11,208
5.600% due 04/10/2026	7,000	7,002

190	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
1.470% due 09/22/2027 •		$400	$395
1.578% due 04/22/2027 •		12,913	12,892
3.782% due 02/01/2028 •		4,300	4,279
4.586% (SOFRRATE + 0.920%) due 04/22/2028 ~		36,822	36,943
4.866% (SOFRRATE + 1.200%) due 01/23/2028 ~		4,590	4,610
5.040% due 01/23/2028 •		19,060	19,159

Lloyds Banking Group PLC
1.627% due 05/11/2027 •		3,292	3,281
3.750% due 03/18/2028 •		21,600	21,460
4.716% (SOFRINDX + 1.060%) due 11/26/2028 ~		20,900	20,994
5.265% (SOFRINDX + 1.580%) due 01/05/2028 ~		6,600	6,652
5.985% due 08/07/2027 •		4,400	4,421

Lseg U.S. Fin Corp.
4.875% due 03/28/2027		277	278

Met Tower Global Funding
1.250% due 09/14/2026		1,500	1,480

Mirae Asset Securities Co. Ltd.
6.875% due 07/26/2026		3,616	3,642

Mizuho Bank Ltd.
5.024% (BBSW3M + 0.850%) due 09/14/2026 ~	AUD	2,200	1,521

Mizuho Financial Group, Inc.
4.740% (SOFRRATE + 1.080%) due 05/13/2031 ~		$7,500	7,527

Morgan Stanley
1.512% due 07/20/2027 •		2,195	2,175
1.593% due 05/04/2027 •		7,872	7,850

Morgan Stanley Bank NA
4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~		46,850	46,816
5.016% due 01/12/2029 •		7,000	7,076

Morgan Stanley Private Bank NA
4.439% (SOFRRATE + 0.770%) due 07/06/2028 ~		2,700	2,697

MUFG Bank Ltd.
5.018% (BBSW3M + 0.730%) due 09/20/2027 ~	AUD	39,200	27,142

National Bank of Canada
4.437% due 01/20/2029 •		$39,500	39,550
4.709% (SOFRINDX + 1.030%) due 07/02/2027 ~		250	250
4.950% due 02/01/2028 •		15,300	15,364
5.600% due 07/02/2027 •		400	401

Nationwide Building Society
4.950% (SOFRRATE + 1.290%) due 02/16/2028 ~		5,150	5,171
6.557% due 10/18/2027 •		5,785	5,851

NatWest Markets PLC
4.407% (SOFRRATE + 0.760%) due 09/29/2026 ~		6,087	6,096
5.416% due 05/17/2027		5,914	5,989

Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		2,000	1,995

New York Life Global Funding
4.072% (SOFRRATE + 0.410%) due 02/05/2027 ~		10,000	9,998

Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		26,510	26,069

Nomura Holdings, Inc.
1.653% due 07/14/2026		7,515	7,461
2.329% due 01/22/2027		26,263	25,829
4.936% (SOFRRATE + 1.250%) due 07/02/2027 ~		650	654

Nordea Bank Abp
4.348% (SOFRRATE + 0.700%) due 03/17/2028 ~		250	251
4.386% (SOFRRATE + 0.740%) due 03/19/2027 ~		10,600	10,627

Oversea-Chinese Banking Corp. Ltd.
4.746% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	19,000	13,113

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pacific Life Global Funding II
4.266% (SOFRRATE + 0.600%) due 01/27/2028 ~		$29,000	$29,002
4.272% (SOFRRATE + 0.620%) due 06/04/2026 ~		1,600	1,601

PNC Bank NA
4.397% (SOFRRATE + 0.730%) due 07/21/2028 ~		10,700	10,719

RGA Global Funding
2.000% due 11/30/2026		4,000	3,939

Royal Bank of Canada
4.124% (SOFRINDX + 0.460%) due 08/03/2026 ~		9,500	9,505
4.254% (SOFRINDX + 0.590%) due 11/02/2026 ~		600	600
4.377% (SOFRINDX + 0.710%) due 01/21/2027 ~		7,775	7,804
4.387% (SOFRINDX + 0.720%) due 10/18/2027 ~		16,900	16,903
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~		16,225	16,241
4.467% (SOFRINDX + 0.820%) due 03/27/2028 ~		18,457	18,479
4.496% (SOFRINDX + 0.830%) due 01/24/2029 ~		7,895	7,911
4.527% (SOFRINDX + 0.860%) due 10/18/2028 ~		2,292	2,294
5.069% due 07/23/2027 •		3,500	3,507

Sammons Financial Group Global Funding
4.504% due 09/02/2027 •		12,200	12,255

Santander Holdings USA, Inc.
2.490% due 01/06/2028 •		11,719	11,522
3.244% due 10/05/2026		6,600	6,563

Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •		11,721	11,649
4.858% due 09/11/2030 •		5,000	5,012

SBA Tower Trust
1.840% due 04/15/2027		4,500	4,392

Skandinaviska Enskilda Banken AB
4.541% (SOFRRATE + 0.890%) due 03/05/2027 ~		18,866	18,942
4.713% (SOFRRATE + 1.060%) due 09/03/2030 ~		11,800	11,813

SMBC Aviation Capital Finance DAC
1.900% due 10/15/2026		2,800	2,761

Societe Generale SA
1.792% due 06/09/2027 •		17,026	16,938
4.000% due 01/12/2027		10,000	9,980
5.250% due 02/19/2027		1,900	1,912

Standard Chartered PLC
5.603% (SOFRRATE + 1.930%) due 07/06/2027 ~		1,100	1,104
5.691% (SOFRRATE + 2.030%) due 02/08/2028 ~		7,060	7,140
6.187% due 07/06/2027 •		2,000	2,008

State Street Corp.
4.507% (SOFRRATE + 0.845%) due 08/03/2026 ~		880	880
4.616% (SOFRRATE + 0.950%) due 04/24/2028 ~		400	401

Sumitomo Mitsui Banking Corp.
4.863% (BBSW3M + 1.050%) due 07/28/2026 ~	AUD	5,000	3,457

Sumitomo Mitsui Financial Group, Inc.
4.548% (SOFRRATE + 0.880%) due 01/14/2027 ~		$20,400	20,455
4.969% (SOFRRATE + 1.300%) due 07/13/2026 ~		5,160	5,171

Sumitomo Mitsui Trust Bank Ltd.
4.798% (SOFRRATE + 1.150%) due 09/14/2026 ~		15,650	15,690
5.650% due 09/14/2026		4,892	4,922

Swedbank AB
5.337% due 09/20/2027		34,955	35,453

Synchrony Financial
3.700% due 08/04/2026		2,790	2,782

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Toyota Motor Credit Corp.
4.060% due 06/09/2027 •		$25,000	$24,999
4.550% (SOFRINDX + 0.890%) due 05/18/2026 ~		3,375	3,377

UBS AG
5.256% (BBSW3M + 1.300%) due 05/12/2026 ~	AUD	23,800	16,435

UBS Group AG
1.494% due 08/10/2027 •		$1,000	989
4.125% due 04/15/2026		18,352	18,352
4.703% due 08/05/2027 •		12,774	12,778
6.327% due 12/22/2027 •		13,790	13,975

UniCredit SpA
1.982% due 06/03/2027 •		1,600	1,593

United Overseas Bank Ltd.
4.266% (SOFRINDX + 0.580%) due 04/02/2028 ~		21,200	21,273

VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		2,815	2,794
4.250% due 12/01/2026		27,003	26,934
4.500% due 09/01/2026		1,700	1,698
5.750% due 02/01/2027		4,294	4,319

Wells Fargo & Co.
3.196% due 06/17/2027 •		23,600	23,534
4.446% (SOFRRATE + 0.780%) due 01/24/2028 ~		8,000	7,999
4.736% (SOFRRATE + 1.070%) due 04/22/2028 ~		5,911	5,933
4.900% due 01/24/2028 •		7,400	7,428

Weyerhaeuser Co.
4.750% due 05/15/2026		8,067	8,070

WP Carey, Inc.
4.250% due 10/01/2026		900	900

			2,326,436

INDUSTRIALS 15.1%

AbbVie, Inc.
4.131% (SOFRINDX + 0.480%) due 03/03/2028 ~		7,200	7,209

Alcon Finance Corp.
2.750% due 09/23/2026		23,503	23,317

Algonquin Power & Utilities Corp.
5.365% due 06/15/2026 þ		22,825	22,845

AutoZone, Inc.
3.125% due 04/21/2026		581	581

BAT Capital Corp.
4.700% due 04/02/2027		6,697	6,713

Bayer U.S. Finance II LLC
4.375% due 12/15/2028		1,500	1,485

Berry Global, Inc.
4.875% due 07/15/2026		28,670	28,673

BMW U.S. Capital LLC
4.370% (SOFRRATE + 0.710%) due 08/11/2027 ~		49,600	49,610
4.426% (SOFRINDX + 0.780%) due 03/19/2027 ~		3,800	3,810
4.436% (SOFRRATE + 0.790%) due 03/17/2028 ~		500	500
4.566% (SOFRINDX + 0.920%) due 03/21/2028 ~		11,900	11,938
4.580% (SOFRINDX + 0.920%) due 08/13/2027 ~		500	501

Boeing Co.
2.250% due 06/15/2026		983	978
2.700% due 02/01/2027		4,800	4,734
3.100% due 05/01/2026		489	488

Bunge Ltd. Finance Corp.
2.000% due 04/21/2026		5,104	5,097

Campbell’s Co.
5.200% due 03/19/2027		18,213	18,316

Canadian Natural Resources Ltd.
5.000% due 12/15/2029		3,900	3,962

Cheniere Corpus Christi Holdings LLC
5.125% due 06/30/2027		22,692	22,815

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	191

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Coca-Cola Europacific Partners PLC
1.500% due 01/15/2027	$600	$587

Conagra Brands, Inc.
4.850% due 11/01/2028	1,000	1,001

Cox Communications, Inc.
3.350% due 09/15/2026	18,314	18,232

Cox Enterprises, Inc.
7.375% due 07/15/2027	2,000	2,060

Dell International LLC/EMC Corp.
4.900% due 10/01/2026	9,582	9,596

Diamondback Energy, Inc.
5.200% due 04/18/2027	6,580	6,633

DR Horton, Inc.
1.300% due 10/15/2026	6,000	5,913

Element Fleet Management Corp.
5.643% due 03/13/2027	519	523
6.271% due 06/26/2026	137	137

Elevance Health, Inc.
4.750% due 02/15/2030	5,200	5,237

Energy Transfer LP
3.900% due 07/15/2026	8,152	8,144
4.200% due 04/15/2027	5,173	5,163
4.400% due 03/15/2027	1,696	1,696
6.050% due 12/01/2026	9,416	9,504

Fiserv, Inc.
4.550% due 02/15/2031	11,700	11,462
5.150% due 03/15/2027	5,644	5,673

Fox Corp.
4.709% due 01/25/2029	10,000	10,027

Fresenius Medical Care U.S. Finance III, Inc.
1.875% due 12/01/2026	6,560	6,434

Gilead Sciences, Inc.
1.200% due 10/01/2027	2,000	1,917

Glencore Funding LLC
4.000% due 03/27/2027	2,247	2,237
4.396% (SOFRINDX + 0.750%) due 10/01/2026 ~	5,100	5,109
4.739% (SOFRINDX + 1.060%) due 04/04/2027 ~	3,161	3,174

Global Payments, Inc.
2.150% due 01/15/2027	36,421	35,768

Haleon U.S. Capital LLC
3.375% due 03/24/2027	2,800	2,774

Harley-Davidson Financial Services, Inc.
3.050% due 02/14/2027	1,110	1,094

HCA, Inc.
3.125% due 03/15/2027	4,683	4,624
4.500% due 02/15/2027	481	481
4.524% (SOFRRATE + 0.870%) due 03/01/2028 ~	3,000	3,005
5.250% due 06/15/2026	5,237	5,240
5.375% due 09/01/2026	7,330	7,336

Hyatt Hotels Corp.
5.750% due 01/30/2027	1,423	1,436

Hyundai Capital America
1.500% due 06/15/2026	1,000	994
1.650% due 09/17/2026	2,105	2,078
3.500% due 11/02/2026	2,471	2,457
4.590% (SOFRRATE + 0.920%) due 01/07/2028 ~	5,490	5,461
4.637% (SOFRRATE + 0.990%) due 03/25/2027 ~	9,500	9,521
4.677% (SOFRRATE + 1.030%) due 09/24/2027 ~	2,250	2,256
4.686% (SOFRRATE + 1.040%) due 03/19/2027 ~	6,820	6,843
4.687% (SOFRRATE + 1.040%) due 06/24/2027 ~	300	301
4.717% due 09/18/2028 •	1,025	1,026
4.766% (SOFRRATE + 1.120%) due 06/23/2027 ~	10,400	10,437
4.850% due 03/25/2027	5,500	5,520
5.169% (SOFRRATE + 1.500%) due 01/08/2027 ~	11,690	11,771
5.250% due 01/08/2027	5,513	5,545
5.300% due 03/19/2027	4,700	4,737

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hyundai Capital Services, Inc.
2.500% due 01/24/2027	$3,395	$3,340
5.125% due 02/05/2027	5,000	5,026

Imperial Brands Finance PLC
3.500% due 07/26/2026	1,300	1,296
4.500% due 06/30/2028	6,000	6,005

Intel Corp.
2.600% due 05/19/2026	6,422	6,406

Jabil, Inc.
1.700% due 04/15/2026	1,190	1,189

Keurig Dr. Pepper, Inc.
2.550% due 09/15/2026	9,079	8,997
4.240% (SOFRRATE + 0.580%) due 11/15/2026 ~	13,820	13,798
4.528% (SOFRINDX + 0.880%) due 03/15/2027 ~	888	889
5.100% due 03/15/2027	7,881	7,914

Kraft Heinz Foods Co.
3.000% due 06/01/2026	4,339	4,329

Kyndryl Holdings, Inc.
2.050% due 10/15/2026	1,515	1,491

Las Vegas Sands Corp.
3.500% due 08/18/2026	10,617	10,582

Lowe’s Cos., Inc.
2.500% due 04/15/2026	2,200	2,198

Marathon Petroleum Corp.
5.125% due 12/15/2026	22,354	22,431

Marriott International, Inc.
3.125% due 06/15/2026	851	849

Mercedes-Benz Finance North America LLC
4.296% (SOFRRATE + 0.630%) due 07/31/2026 ~	17,575	17,590
4.426% (SOFRRATE + 0.780%) due 04/01/2027 ~	3,500	3,506

Mitsubishi Corp.
4.355% (SOFRRATE + 0.700%) due 09/09/2028 ~	6,700	6,702

Molson Coors Beverage Co.
3.000% due 07/15/2026	14,658	14,603

MPLX LP
4.125% due 03/01/2027	9,698	9,676

National Fuel Gas Co.
5.500% due 10/01/2026	12,950	13,009

Northwest Pipeline LLC
4.000% due 04/01/2027	700	698

NTT Finance Corp.
1.162% due 04/03/2026	16,000	15,997
4.567% due 07/16/2027	4,700	4,712
4.748% (SOFRRATE + 1.080%) due 07/16/2028 ~	7,635	7,696

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026	12,800	12,784

Occidental Petroleum Corp.
3.000% due 02/15/2027	800	791

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	5,029	5,001
3.400% due 11/15/2026	570	566
4.200% due 04/01/2027	1,360	1,357
5.350% due 01/12/2027	9,360	9,411
5.750% due 05/24/2026	10,353	10,361

QatarEnergy
1.375% due 09/12/2026	3,900	3,848

Renesas Electronics Corp.
2.170% due 11/25/2026	500	492

Rogers Communications, Inc.
3.200% due 03/15/2027	22,111	21,843

Roper Technologies, Inc.
3.800% due 12/15/2026	7,952	7,922

Royal Caribbean Cruises Ltd.
5.375% due 07/15/2027	13,800	13,854
5.500% due 04/01/2028	27,260	27,577
7.500% due 10/15/2027	2,000	2,086

Sabine Pass Liquefaction LLC
5.000% due 03/15/2027	11,680	11,703

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SK Hynix, Inc.
5.500% due 01/16/2027		$13,290	$13,423

Skyworks Solutions, Inc.
1.800% due 06/01/2026		955	951

Smith & Nephew PLC
5.150% due 03/20/2027		1,297	1,304

Smithfield Foods, Inc.
4.250% due 02/01/2027		5,446	5,421

Southwest Airlines Co.
3.000% due 11/15/2026		7,600	7,535

Spectra Energy Partners LP
3.375% due 10/15/2026		14,561	14,491

Starbucks Corp.
2.000% due 03/12/2027		2,011	1,968

Sydney Airport Finance Co. Pty. Ltd.
3.625% due 04/28/2026		31,100	31,075

Synopsys, Inc.
4.650% due 04/01/2028		13,000	13,052

T-Mobile USA, Inc.
2.625% due 04/15/2026		28,200	28,180

Teledyne Technologies, Inc.
1.600% due 04/01/2026		3,459	3,459

Telefonica Emisiones SA
4.103% due 03/08/2027		28,868	28,754

Textron, Inc.
3.650% due 03/15/2027		5,580	5,541

Toll Brothers Finance Corp.
4.875% due 03/15/2027		300	301

Toyota Finance Australia Ltd.
4.747% (BBSW3M + 1.000%) due 04/06/2026 ~	AUD	2,050	1,414

TR Finance LLC
3.350% due 05/15/2026		$5,795	5,786

Transurban Finance Co. Pty. Ltd.
3.375% due 03/22/2027		600	595

Valero Energy Corp.
3.400% due 09/15/2026		4,373	4,355

Veralto Corp.
5.500% due 09/18/2026		2,437	2,447

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		2,160	2,147
4.707% (SOFRRATE + 1.060%) due 03/25/2027 ~		5,150	5,161
4.720% (SOFRRATE + 1.060%) due 08/14/2026 ~		3,215	3,224
4.900% due 08/14/2026		5,583	5,592
4.950% due 03/25/2027		7,500	7,532
5.300% due 03/22/2027		9,253	9,332
5.700% due 09/12/2026		25,216	25,352

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026		3,505	3,486

Woodside Finance Ltd.
3.700% due 09/15/2026		22,797	22,717

			1,039,856

UTILITIES 3.5%

Black Hills Corp.
3.150% due 01/15/2027		10,294	10,214

CenterPoint Energy, Inc.
1.450% due 06/01/2026		4,500	4,478

Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.
4.150% due 08/15/2026		3,395	3,390

Columbia Pipelines Holding Co. LLC
6.055% due 08/15/2026		1,454	1,461

Dominion Energy, Inc.
2.850% due 08/15/2026		6,800	6,764

DTE Energy Co.
2.850% due 10/01/2026		2,866	2,845

Emera U.S. Finance LP
3.550% due 06/15/2026		2,200	2,195

ENEL Finance International NV
1.625% due 07/12/2026		18,150	18,014
3.625% due 05/25/2027		5,400	5,355

192	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Entergy Corp.
2.950% due 09/01/2026	$416	$414

Eversource Energy
1.400% due 08/15/2026	2,000	1,978
2.900% due 03/01/2027	24,011	23,707
4.750% due 05/15/2026	5,200	5,203

Exelon Corp.
3.400% due 04/15/2026	1,485	1,484

Fells Point Funding Trust
3.046% due 01/31/2027	26,900	26,602

Fortis, Inc.
3.055% due 10/04/2026	10,400	10,329

Israel Electric Corp. Ltd.
7.750% due 12/15/2027	600	627

ONEOK, Inc.
4.250% due 09/24/2027	8,300	8,281
5.550% due 11/01/2026	986	992

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~	4,388	4,391

Plains All American Pipeline LP/PAA Finance Corp.
4.500% due 12/15/2026	11,377	11,384

PPL Capital Funding, Inc.
3.100% due 05/15/2026	1,500	1,498

Rochester Gas & Electric Corp.
3.100% due 06/01/2027	3,700	3,647

SA Global Sukuk Ltd.
1.602% due 06/17/2026	3,500	3,484

Sempra
5.400% due 08/01/2026	3,810	3,816

Southern California Edison Co.
4.400% due 09/06/2026	19,191	19,189
4.700% due 06/01/2027	900	901
4.875% due 02/01/2027	15,600	15,641
4.900% due 06/01/2026	13,757	13,740

Southern California Gas Co.
2.600% due 06/15/2026	1,195	1,191

Vistra Operations Co. LLC
3.700% due 01/30/2027	7,768	7,707
5.050% due 12/30/2026	16,933	16,993

WEC Energy Group, Inc.
5.600% due 09/12/2026	1,954	1,964

Xcel Energy, Inc.
1.750% due 03/15/2027	4,100	3,998
3.350% due 12/01/2026	600	596

		244,473

Total Corporate Bonds & Notes ( Cost $3,606,660)		3,610,765

U.S. GOVERNMENT AGENCIES 16.3%

Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032	10,400	10,059

Federal Home Loan Mortgage Corp. REMICS
1.000% due 02/25/2042 - 09/15/2044	33,800	29,805
1.500% due 03/15/2041 - 12/15/2042	2,825	2,487
2.500% due 10/25/2048	1,613	1,477
2.750% due 03/15/2045	822	819
3.000% due 09/15/2032	650	647
4.116% due 05/15/2038 •	1,467	1,423
4.126% due 05/15/2041 •	1,278	1,261
4.136% due 06/15/2040 •	1,314	1,282
4.146% due 12/15/2036 - 09/15/2044 •	50,018	49,262
4.187% due 06/15/2035 - 12/15/2046 •	7,519	7,429
4.196% due 01/15/2037 - 01/15/2040 •	2,922	2,887
4.217% due 06/15/2036 •	521	518
4.236% due 11/15/2042 •	734	728
4.237% due 09/15/2048 - 08/15/2049 •	3,159	3,099

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.246% due 12/15/2037 - 05/15/2038 •	$1,567	$1,535
4.562% due 09/25/2055 - 11/25/2055 •	7,787	7,827
4.581% due 12/15/2050 •	8,130	8,093
4.602% due 11/25/2054 •(f)	61,452	61,855
4.612% due 10/25/2054 - 09/25/2055 •	65,179	65,653
4.662% due 10/25/2052 - 06/25/2055 •	51,548	52,133
4.662% due 08/25/2055 •(f)	18,494	18,664
4.672% due 03/25/2055 ~•(f)	50,800	50,542
4.762% due 08/25/2054 - 07/25/2055 •	27,935	28,108
4.812% due 01/25/2055 - 08/25/2055 •	34,412	34,675
4.862% due 12/25/2054 - 08/25/2055 •	23,608	23,834
5.112% due 06/25/2055 •	17,431	17,613

Federal Home Loan Mortgage Corp. STRIPS
4.146% due 02/15/2038 •	20,123	19,887
4.812% due 05/25/2054 •	15,651	15,765

Federal National Mortgage Association
2.500% due 02/01/2035	7,799	7,541
4.720% due 10/01/2028	1,000	1,012
5.810% due 06/01/2031	5,600	5,694

Federal National Mortgage Association REMICS
1.250% due 05/25/2043	3,583	3,301
1.375% due 12/25/2027	1,539	1,516
1.500% due 07/25/2032	810	802
1.750% due 06/25/2027	1,000	988
2.750% due 02/25/2044	29	29
3.000% due 06/25/2033 - 02/25/2044	189	188
3.500% due 06/25/2048	3,448	3,321
4.076% due 01/25/2048 •	1,136	1,121
4.096% due 03/25/2048 - 06/25/2048 •	5,250	5,188
4.116% due 01/25/2045 •	1,577	1,539
4.132% due 12/25/2048 •	6,809	6,725
4.146% due 10/25/2044 - 05/25/2058 •	25,814	25,529
4.176% due 09/25/2043 - 07/25/2050 •	11,285	11,045
4.196% due 07/25/2044 - 09/25/2049 •	8,723	8,633
4.216% due 11/25/2046 •	1,037	1,016
4.226% due 07/25/2049 - 08/25/2049 •	16,675	16,375
4.236% due 12/25/2046 •	801	794
4.246% due 07/25/2046 •	8,960	8,905
4.276% due 12/25/2049 - 01/25/2050 •	6,066	5,978
4.481% due 01/25/2051 •	4,538	4,557
4.562% due 09/25/2054 •(f)	64,219	64,480
4.562% due 08/25/2055 •	6,132	6,166
4.572% due 03/25/2055 •	8,548	8,595
4.612% due 01/25/2055 - 03/25/2055 •	8,805	8,867
4.662% due 05/25/2055 •	7,024	7,079
4.672% due 03/25/2055 ~•	6,800	6,781
4.673% due 07/25/2055 ~•	12,700	12,663
4.712% due 05/25/2055 - 09/25/2055 •	6,636	6,702
4.750% due 04/25/2056 ~•(f)	50,700	50,456
4.762% due 12/25/2054 - 11/25/2055 •	23,781	23,914
4.772% due 04/25/2056 •	15,000	14,992
4.812% due 01/25/2055 - 03/25/2055 •	34,552	34,823
4.822% due 03/25/2055 •	14,377	14,499
4.842% due 08/25/2055 •	16,672	16,821
4.862% due 12/25/2053 - 11/25/2055 •	8,130	8,202
4.912% due 11/25/2053 - 09/25/2055 •	30,056	30,330
4.962% due 08/25/2054 •	11,896	11,974
5.062% due 12/25/2054 •	1,021	1,029

Federal National Mortgage Association-ACES
2.469% due 08/25/2029	4,135	3,932

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049		$2,776	$2,472
4.000% due 07/20/2049 •		945	876
4.090% due 03/20/2037 •		710	701
4.100% due 04/20/2037 •		436	433
4.182% due 02/20/2043 •		11,982	11,883
4.240% due 04/20/2049 •		4,144	4,077
4.253% due 06/20/2067 •		79	79
4.283% due 04/20/2061 •		100	100
4.373% due 08/20/2075 •		17,716	17,714
4.483% due 04/20/2070 •		10,601	10,611
4.523% due 04/20/2054 •		867	868
4.533% due 08/20/2067 •		506	508
4.573% due 06/20/2055 - 07/20/2074 •		48,367	48,826
4.619% due 08/20/2062 ~		149	149
4.623% due 01/20/2054 - 05/20/2055 •		6,783	6,827
4.673% due 06/20/2055 •		9,861	9,933
4.773% due 05/20/2073 •		3,105	3,179
4.823% due 06/20/2055 - 07/20/2055 •		11,452	11,548
4.873% due 08/20/2055 •		11,011	11,071
5.077% due 11/20/2067 •		445	451
5.227% due 06/20/2067 •		1,026	1,041
5.577% due 09/20/2067 •		2,340	2,375
5.581% due 07/20/2067 •		1,959	1,988
5.592% due 04/20/2067 •		912	924

Total U.S. Government Agencies (Cost $1,126,240)			1,122,103

U.S. TREASURY OBLIGATIONS 0.3%

U.S. Treasury Inflation Protected Securities (d)
2.125% due 04/15/2029 (f)(h)		19,241	19,759

Total U.S. Treasury Obligations (Cost $19,253)			19,759

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%

Ashford Hospitality Trust
4.745% due 04/15/2035 •		1,360	1,360

Avon Finance
4.645% due 12/28/2049 •	GBP	14,879	19,710

BBCCRE Trust
3.966% due 08/10/2033		$2,000	1,870

Benchmark Mortgage Trust
4.203% due 10/10/2051		2,990	2,982

BSREP Commercial Mortgage Trust
4.737% due 08/15/2038 •		3,749	3,568

BX Commercial Mortgage Trust
4.517% due 10/15/2036 •		5,385	5,383

Citigroup Mortgage Loan Trust
3.375% due 10/25/2062 þ		20,297	18,653

Citigroup Mortgage Loan Trust, Inc.
5.162% due 06/25/2055 •		3,682	3,704

CSWF Corp.
4.854% due 06/15/2034 •		1,231	1,211

Finsbury Square Green PLC
4.395% due 12/16/2067 •	GBP	358	474

Government National Mortgage Association REMICS
4.443% due 09/20/2075 •		$9,583	9,673
4.453% due 10/20/2075 •		10,054	10,138

GS Mortgage-Backed Securities Trust
5.013% due 07/25/2065 þ		8,424	8,385

JP Morgan Chase Commercial Mortgage Securities Trust
4.797% due 06/15/2038 •		9,000	8,711

JP Morgan Mortgage Trust
4.954% due 03/25/2066 ~		5,565	5,546
5.567% due 09/25/2065 ~		1,844	1,853
5.591% due 06/25/2065 þ		3,491	3,508

Lanebrook Mortgage Transaction PLC
4.545% due 03/15/2061 •	GBP	4,638	6,138

Lehman XS Trust
4.333% due 12/25/2035 •		$265	254

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	193

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MFA Trust
1.131% due 07/25/2060 ~		$12,715	$11,665
1.381% due 04/25/2065 ~		1,573	1,546

New Residential Mortgage Loan Trust
3.500% due 12/25/2057 ~		1,820	1,773

OBX Trust
5.988% due 01/25/2064 þ		3,348	3,368

Pretium Mortgage Credit Partners LLC
4.000% due 03/25/2065 þ		19,088	18,497

PRKCM Trust
5.101% due 10/25/2060 þ		6,412	6,401

Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	46,200	31,876

PRPM LLC
4.942% due 12/25/2055 þ		$2,038	2,022

Starwood Mortgage Residential Trust
1.486% due 04/25/2065 ~		310	305

Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		7,088	6,851
2.900% due 10/25/2059 ~		3,177	3,057

Tower Bridge Funding PLC
4.536% due 12/20/2066 ~•	GBP	563	745

UWM Mortgage Trust
4.612% due 12/25/2051 •		$9,743	9,095

Verus Securitization Trust
1.262% due 10/25/2063 ~		71	69
5.712% due 01/25/2069 þ		4,667	4,680

Total Non-Agency Mortgage-Backed Securities (Cost $216,044)			215,071

ASSET-BACKED SECURITIES 18.4%

AUTOMOBILE ABS OTHER 1.6%

Cars Alliance Auto Loans Germany V
2.478% due 01/18/2036 •	EUR	23,731	27,461

GM Financial Automobile Leasing Trust
4.023% due 10/20/2027 •		$8,406	8,408

Hyundai Auto Receivables Trust
4.022% (SOFR30A + 0.350%) due 07/17/2028 ~		25,000	24,995

M&T Bank Auto Receivables Trust
4.172% due 05/15/2028 •		4,276	4,278

Toyota Lease Owner Trust
4.003% due 02/22/2028 •		13,700	13,683
4.013% due 05/22/2028 •		13,580	13,585

Volkswagen Auto Lease Trust
4.043% due 04/20/2028 •		19,299	19,312

			111,722

AUTOMOBILE SEQUENTIAL 3.1%

Capital One Prime Auto Receivables Trust
5.820% due 06/15/2028		4,734	4,778

CarMax Auto Owner Trust
4.590% due 07/17/2028		2,658	2,664

Carvana Auto Receivables Trust
4.100% due 06/11/2029		13,800	13,787
4.550% due 05/10/2030		3,000	3,011
4.640% due 01/10/2030		1,998	2,004

Chase Auto Owner Trust
4.940% due 07/25/2029		4,734	4,765
5.680% due 01/25/2029		1,079	1,088

Enterprise Fleet Financing LLC
4.050% due 08/20/2028		16,400	16,386
4.690% due 07/20/2027		5,648	5,661
5.760% due 10/22/2029		151	151

Ford Credit Auto Owner Trust
3.880% due 06/15/2028		8,700	8,693

GM Financial Automobile Leasing Trust
4.540% due 05/20/2027		12,515	12,532
4.550% due 07/20/2027		14,727	14,750

GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		3,000	3,008
5.100% due 03/16/2029		5,165	5,194

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.450% due 06/16/2028	$1,509	$1,517

GM Financial Revolving Receivables Trust
4.980% due 12/11/2036	5,000	5,098

Harley-Davidson Motorcycle Trust
4.710% due 07/17/2028	7,867	7,884

Hertz Vehicle Financing III LLC
6.150% due 03/25/2030	5,000	5,205

Huntington Auto Trust
5.230% due 01/16/2029	3,734	3,761

Hyundai Auto Lease Securitization Trust
4.370% due 01/18/2028	13,080	13,108
4.770% due 03/15/2027	4,168	4,173

Hyundai Auto Receivables Trust
4.990% due 02/15/2029	4,175	4,200

LAD Auto Receivables Trust
3.750% due 05/15/2029	3,100	3,090

M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	4,169	4,209

Nissan Auto Lease Trust
3.900% due 05/15/2028	16,190	16,155
4.920% due 11/15/2027	5,000	5,027

PenFed Auto Receivables Owner Trust
4.030% due 07/15/2030	3,500	3,494

SBNA Auto Lease Trust
5.560% due 11/22/2027	6,700	6,721

SFS Auto Receivables Securitization Trust
3.910% due 08/20/2029	2,800	2,794
4.650% due 05/22/2028	1,066	1,067
5.470% due 10/20/2028	1,518	1,525

Toyota Auto Receivables Owner Trust
4.460% due 03/15/2028	4,373	4,378

Toyota Lease Owner Trust
4.210% due 09/20/2027	4,120	4,123
4.580% due 07/20/2027	13,634	13,653

World Omni Auto Receivables Trust
4.430% due 12/17/2029	5,000	5,015
4.780% due 01/18/2028	142	142
5.150% due 11/15/2028	1,781	1,789

		216,600

CMBS OTHER 0.5%

Acore Issuer LLC
5.125% due 08/20/2043 •	7,400	7,396

FS Rialto Issuer LLC
0.000% due 01/19/2044 •	4,900	4,901

GPMT Ltd.
5.139% due 12/15/2036 •	1,618	1,616

GS REFT Issuer Ltd.
5.170% due 04/19/2043 •	15,600	15,639

PFP Ltd.
5.169% due 12/18/2042 •	1,200	1,200
5.180% due 08/18/2043 •	1,400	1,402

		32,154

CREDIT CARD BULLET 1.1%

American Express Credit Account Master Trust
5.230% due 09/15/2028	3,100	3,118

BA Credit Card Trust
4.930% due 05/15/2029	11,000	11,118

CARDS II Trust
4.630% due 03/15/2031	10,700	10,746

Evergreen Credit Card Trust
4.231% due 10/15/2029 •	36,600	36,722

Synchrony Card Funding LLC
5.040% due 03/15/2030	10,600	10,696

		72,400

CREDIT CARD OTHER 0.4%

Trillium Credit Card Trust II
4.225% due 09/26/2030 •	27,700	27,823

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HOME EQUITY OTHER 0.1%

RCKT Mortgage Trust
5.582% due 12/25/2044 þ		$7,313	$7,348

OTHER ABS 11.6%

37 Capital CLO 1 Ltd.
4.952% due 10/15/2034 •		6,200	6,208

522 Funding CLO Ltd.
4.871% due 10/23/2034 •		1,600	1,602
4.969% due 10/20/2031 •		351	351

AlbaCore Euro CLO IV DAC
3.006% due 07/15/2035 •	EUR	1,500	1,736

AMMC CLO 24 Ltd.
4.868% due 01/20/2035 •		$6,400	6,402

Anchorage Capital CLO 20 Ltd.
4.768% due 01/20/2035 •		2,100	2,101

Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		1,700	1,685

ARES European CLO X DAC
2.796% due 10/15/2031 •	EUR	2,492	2,884

ARES XLIV CLO Ltd.
4.802% due 04/15/2034 •		$20,600	20,622

ARES XXVII CLO Ltd.
4.821% due 10/28/2034 •		19,500	19,524

Atlantic Avenue Ltd.
4.928% due 01/20/2035 •		22,000	22,012

Bain Capital Credit CLO Ltd.
4.700% due 10/21/2034 •		1,000	1,000

Barings Euro CLO DAC
3.269% due 10/21/2038 •	EUR	10,900	12,591
3.426% due 08/15/2039 •		13,000	14,997

BlackRock European CLO VII DAC
2.636% due 10/15/2031 •		5,623	6,507

BlueMountain CLO XXXII Ltd.
4.772% due 10/15/2034 •		$11,000	11,005

BlueMountain CLO XXXIV Ltd.
4.818% due 04/20/2035 •		23,200	23,206

Bosphorus CLO IX DAC
0.000% due 04/15/2038 •(a)	EUR	6,800	7,860

Canyon CLO Ltd.
4.772% due 10/15/2034 •		$3,100	3,100

Carlyle Euro CLO DAC
2.874% due 08/15/2032 •	EUR	1,925	2,227

Carlyle Global Market Strategies CLO Ltd.
4.758% due 07/20/2034 •		$19,100	19,112

CarVal CLO I Ltd.
4.901% due 07/16/2031 •		1,568	1,569

CCG Receivables Trust
4.480% due 10/14/2032		7,323	7,350

Commonbond Student Loan Trust
2.550% due 05/25/2041		85	81

CQS U.S. CLO Ltd.
4.868% due 01/20/2035 •		9,100	9,103

Cumulus Static CLO DAC
3.184% due 11/15/2033 •	EUR	4,596	5,320

CVC Cordatus Loan Fund XII DAC
3.285% due 01/23/2039 •		1,920	2,216

DLLMT LLC
4.030% due 07/20/2028		$1,500	1,499

Dryden 27 R Euro CLO DAC
2.676% due 04/15/2033 •	EUR	7,213	8,347

Dryden 52 Euro CLO DAC
2.844% due 05/15/2034 •		6,709	7,763

ECMC Group Student Loan Trust
4.526% due 02/27/2068 •		$8,760	8,718

Elevation CLO Ltd.
4.968% due 01/25/2035 •		4,700	4,703

Fortress Credit BSL VII Ltd.
4.761% due 07/23/2032 •		2,658	2,661

Galaxy XXII CLO Ltd.
4.683% due 04/16/2034 •		1,155	1,154

Gallatin CLO VIII Ltd.
5.024% due 07/15/2031 •		8,816	8,826

194	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golub Capital Partners CLO 50B-R Ltd.
4.778% due 04/20/2035 •		$10,500	$10,503

GreatAmerica Leasing Receivables Funding LLC
4.520% due 10/15/2027		1,818	1,822

Greywolf CLO III Ltd.
4.899% due 04/22/2033 •		525	525

Grosvenor Place CLO DAC
3.383% due 08/15/2039 •	EUR	13,600	15,719

Harvest CLO XXI DAC
1.040% due 07/15/2031		84	96
2.776% due 07/15/2031 •		5,758	6,662

Hayfin Emerald CLO VI DAC
3.266% due 10/15/2038 •		2,550	2,946

ICG U.S. CLO Ltd.
4.661% due 01/16/2033 •		$3,558	3,561

Invesco CLO Ltd.
4.818% due 07/20/2035 •		13,000	13,005

Jamestown CLO XVI Ltd.
4.788% due 07/25/2034 •		7,000	7,006

Jamestown CLO XVIII Ltd.
4.938% due 07/25/2035 •		12,800	12,817

Jubilee CLO DAC
2.666% due 04/15/2031 •	EUR	3,108	3,597

KKR CLO 16 Ltd.
4.808% due 10/20/2034 •		$15,550	15,566

KKR CLO 36 Ltd.
4.822% due 10/15/2034 •		18,300	18,322

LCM 30 Ltd.
5.009% due 04/20/2031 •		2,357	2,360

LCM 35 Ltd.
4.752% due 10/15/2034 •		5,600	5,592

Madison Park Euro Funding XIV DAC
2.816% due 07/15/2032 •	EUR	8,367	9,659

Madison Park Funding XLVI Ltd.
4.672% due 10/15/2034 •		$10,000	9,993

Marble Point CLO XXIV Ltd.
4.753% due 04/20/2035 •		12,000	12,003

Mountain View CLO XIV Ltd.
6.813% due 10/15/2034 •		19,150	19,173

Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		4,318	4,105
1.580% due 04/15/2070		5,865	5,302
1.690% due 05/15/2069		2,522	2,365
4.787% due 04/15/2069 •		2,311	2,301

Navient Refinance Loan Trust
4.800% due 10/15/2055		12,776	12,722

Nelnet Student Loan Trust
4.476% due 09/27/2038 •		6,165	6,149
4.610% due 02/21/2061		13,715	13,548
4.626% due 02/25/2066 •		4,173	4,159
4.650% due 08/20/2054		12,654	12,508
4.670% due 06/22/2065		26,545	26,280
4.840% due 05/17/2055		14,097	14,046
4.973% due 02/21/2061 •		4,316	4,339

Northwoods Capital XII-B Ltd.
4.864% due 06/15/2031 •		600	601

Ocean Trails CLO XI
4.698% due 07/20/2034 •		20,100	20,103

Palmer Square European Loan Funding DAC
0.000% due 10/15/2035 «•(a)	EUR	12,700	14,679
2.866% due 10/15/2034 •		13,394	15,469
3.047% due 07/15/2035 •		12,500	14,450

Palmer Square Loan Funding Ltd.
4.480% due 08/08/2032 •		$5,900	5,899
4.489% due 01/15/2033 •		4,500	4,495

PFS Financing Corp.
5.520% due 10/15/2028		8,000	8,058

Post CLO Ltd.
4.762% due 04/20/2035 •		7,700	7,702

Post Road Equipment Finance LLC
4.900% due 05/15/2031		1,881	1,894

PPM CLO 3 Ltd.
4.788% due 07/17/2034 •		12,300	12,311

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Providus CLO V DAC
3.214% due 11/15/2039 •	EUR	13,400	$15,479

SLM Student Loan Trust
4.226% due 06/25/2043 •		$10,037	9,827
4.426% due 12/27/2038 •		5,127	5,078
4.426% due 06/26/2055 •		5,744	5,684

SMB Private Education Loan Trust
1.290% due 07/15/2053		4,295	4,106
4.887% due 07/15/2053 •		525	527
5.030% due 03/15/2056 (a)		33,100	33,140
5.240% due 03/15/2056		2,894	2,922
5.322% due 09/15/2053 •		2,621	2,668
5.380% due 07/15/2053		4,068	4,131
5.670% due 11/15/2052		3,831	3,910

Symphony CLO XXV Ltd.
4.718% due 04/19/2034 •		3,000	3,002

Trimaran CAVU Ltd.
4.667% due 10/25/2034 •		7,200	7,199

Trinitas CLO VI Ltd.
4.778% due 01/25/2034 •		5,400	5,404

Trinitas CLO XVII Ltd.
4.818% due 10/20/2034 •		2,500	2,503

Unity-Peace Park CLO Ltd.
4.723% due 04/20/2035 •		20,200	20,206

Venture 33 CLO Ltd.
4.994% due 07/15/2031 •		829	830

Venture 44 CLO Ltd.
4.808% due 10/20/2034 •		5,300	5,305

Verizon Master Trust
4.170% due 08/20/2030		9,200	9,205

Voya CLO Ltd.
4.728% due 04/20/2034 •		8,000	8,006

Wellfleet CLO Ltd.
4.822% due 07/15/2034 •		7,150	7,157

Whetstone Park CLO Ltd.
4.738% due 01/20/2035 •		4,600	4,598

			801,341

Total Asset-Backed Securities (Cost $1,270,004)			1,269,388

SOVEREIGN ISSUES 2.3%

Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	8,025,000	8,453
5.000% due 10/01/2028		1,565,000	1,681
5.800% due 10/01/2029		4,290,000	4,717

Chile Government International Bonds
2.750% due 01/31/2027		$1,400	1,382

Eagle Funding Luxco SARL
5.500% due 08/17/2030		34,850	35,076

KSA Sukuk Ltd.
5.250% due 06/04/2027		36,800	37,103

Kuwait International Government Bonds
3.500% due 03/20/2027		1,700	1,685

Panama Government International Bonds
3.875% due 03/17/2028		4,100	4,038

Peru Government International Bonds
4.125% due 08/25/2027		26,800	26,781

Romania Government International Bonds
5.250% due 11/25/2027		2,900	2,898

Saudi Government International Bonds
0.750% due 07/09/2027	EUR	10,800	12,084
5.125% due 01/13/2028		$19,400	19,611

Total Sovereign Issues (Cost $157,134)			155,509

SHORT-TERM INSTRUMENTS 10.8%

COMMERCIAL PAPER 10.7%

Air Lease Corp.
4.320% due 04/02/2026		47,900	47,889

Alimentation Couche-Tard, Inc.
3.940% due 04/10/2026		22,750	22,724
4.100% due 04/16/2026		20,100	20,064

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AMETEK, Inc.
4.170% due 04/27/2026	$14,200	$14,157

Canadian Natural Resources Ltd.
4.150% due 04/24/2026 (a)	22,200	22,141

CBRE Services, Inc.
3.970% due 06/12/2026	67,700	67,138

Constellation Energy Generation LLC
3.870% due 04/01/2026	10,700	10,699
3.870% due 04/02/2026	10,700	10,697

Crown Castle, Inc.
4.120% due 04/09/2026	11,700	11,688
4.180% due 04/16/2026	7,100	7,087
4.200% due 04/14/2026	11,400	11,381
4.200% due 04/16/2026	6,700	6,687
4.300% due 04/21/2026	22,000	21,946

Edison International
4.380% due 04/27/2026	43,400	43,263

Elevance Health, Inc.
4.050% due 04/01/2026	21,400	21,398
4.050% due 04/13/2026	30,900	30,855

ERAC USA Finance LLC
4.130% due 04/13/2026	4,500	4,493
4.150% due 04/24/2026	49,000	48,865

Glencore Funding LLC
4.150% due 05/04/2026	25,600	25,503

Global Payments, Inc.
4.230% due 04/02/2026	8,900	8,898

HCA, Inc.
4.150% due 04/16/2026	3,800	3,793
4.150% due 04/17/2026	2,100	2,096
4.150% due 04/22/2026	900	898
4.170% due 05/04/2026	800	797
4.200% due 05/06/2026	6,100	6,073
4.200% due 05/11/2026	38,600	38,408
4.200% due 05/12/2026	8,000	7,959
4.200% due 05/13/2026	300	298
4.200% due 05/18/2026	3,800	3,778
4.250% due 05/01/2026	2,800	2,790
4.350% due 04/23/2026	400	399
4.380% due 04/23/2026	18,700	18,649
4.380% due 05/01/2026	5,700	5,679

Jones Lang LaSalle Finance BV
4.030% due 04/09/2026	53,100	53,047

JTI Financial Services North America LLC
3.880% due 05/04/2026	1,600	1,594
4.070% due 05/20/2026	15,700	15,618

Keurig Dr. Pepper, Inc.
3.970% due 04/15/2026	35,800	35,737
4.300% due 04/08/2026	1,300	1,299
4.300% due 04/13/2026	600	599
4.300% due 05/01/2026	14,300	14,247
4.350% due 05/08/2026	20,000	19,909

Phillips 66
4.000% due 04/01/2026	15,200	15,198
4.330% due 04/27/2026	20,400	20,338

VW Credit, Inc.
4.220% due 05/06/2026	10,000	9,959

		736,735

U.S. TREASURY BILLS 0.1%
3.683% due 04/07/2026 - 07/21/2026 (b)(c)(h)	8,260	8,227

Total Short-Term Instruments (Cost $745,050)		744,962

Total Investments in Securities (Cost $7,140,385)		7,137,557

Total Investments 103.6% (Cost $7,140,385)		$7,137,557

Financial Derivative Instruments (g)(i) 0.3% (Cost or Premiums, net $2,754)		21,913

Other Assets and Liabilities, net (3.9)%		(268,861)

Net Assets 100.0%		$6,890,609

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	195

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.

(e) RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Hardwood Funding LLC	4.360	06/08/2029	01/16/2026	4,600	4,578	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BOS	3.830%	03/31/2026	04/08/2026	$(59,014)	$(59,021)
DEU	3.770	03/31/2026	04/01/2026	(1,526)	(1,526)
SAL	3.810	03/31/2026	04/09/2026	(137,558)	(137,572)

Total Reverse Repurchase Agreements					$(198,119)

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BOS	$0	$(59,021)	$0	$(59,021)	$60,494	$1,473
DEU	0	(1,526)	0	(1,526)	1,512	(14)
SAL	0	(137,572)	0	(137,572)	144,999	7,427

Total Borrowings and Other Financing Transactions	$0	$(198,119)	$0

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	Up to 30 days	31-90 days	Greater Than 90 days	Total
Reverse Repurchase Agreements
U.S. Treasury Obligations	$(1,526)	$0	$0	$0	$(1,526)
U.S. Government Agencies	0	(196,593)	0	0	(196,593)

Total Borrowings	$(1,526)	$(196,593)	$0	$0	$(198,119)

Payable for reverse repurchase agreements					$(198,119)

(f)	Securities with an aggregate market value of $207,005 have been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)

The average amount of borrowings outstanding during the period ended March 31, 2026 was $(35,003) at a weighted average interest rate of 4.386%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

196	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
3-Month EURIBOR December Futures	12/2026	2,356	$661,597	$(1,363)	$0	$0
3-Month SOFR Active Contract December Futures	03/2028	4,064	981,405	(1,695)	203	0
3-Month SONIA December Futures	03/2027	2,035	644,022	(3,257)	741	0
Australia Government 3-Year Bond June Futures	06/2026	4,749	339,633	(1,291)	1,526	0
U.S. Treasury 2-Year Note June Futures	06/2026	8,273	1,716,195	3,195	646	0
U.S. Treasury 5-Year Note June Futures	06/2026	176	19,040	(148)	25	0

				$(4,559)	$3,141	$0

SHORT FUTURES CONTRACTS

Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin
					Asset	Liability
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2026	1,844	$(209,323)	$3,671	$0	$(548)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2026	883	(102,925)	3,267	0	(193)

				$6,938	$0	$(741)

Total Futures Contracts				$2,379	$3,141	$(741)

SWAP AGREEMENTS:

INTEREST RATE SWAPS

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Variation Margin
										Asset	Liability
Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2031	GBP	95,400	$(2,108)	$(1,959)	$(4,067)	$304	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/16/2031		64,000	(1,860)	(945)	(2,805)	192	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	$	195,900	(718)	(458)	(1,176)	0	(184)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.325	Annual	08/31/2030		428,355	1,386	2,865	4,251	0	(424)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.337	Annual	08/31/2030		28,500	0	270	270	0	(28)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.376	Annual	08/31/2030		43,300	0	344	344	0	(43)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.407	Annual	08/31/2030		4,600	0	31	31	0	(5)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.422	Annual	08/31/2030		6,900	0	43	43	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		41,300	(150)	376	226	0	(43)
Receive	6-Month CLP-CHILIBOR	4.490	Semi-Annual	10/01/2028	CLP	1,801,500	0	22	22	0	(1)
Receive	6-Month CLP-CHILIBOR	4.590	Semi-Annual	10/01/2029		3,897,300	0	57	57	2	0
Receive	6-Month CLP-CHILIBOR	4.676	Semi-Annual	09/01/2030		3,388,100	0	56	56	2	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	09/01/2030		3,959,000	0	59	59	3	0

Total Swap Agreements							$(3,450)	$761	$(2,689)	$503	$(735)

FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED SUMMARY

The following is a summary of the market value and variation margin of Exchange-Traded or Centrally Cleared Financial Derivative Instruments as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
	Market Value	Variation Margin Asset(2)			Market Value	Variation Margin Liability
	Purchased Options	Futures	Swap Agreements	Total	Written Options	Futures	Swap Agreements	Total
Total Exchange-Traded or Centrally Cleared	$0	$3,753	$503	$4,256	$0	$(741)	$(735)	$(1,476)

(h)

Securities with an aggregate market value of $23,869 and cash of $21,393 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2026.

(1)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.
(2)	Unsettled variation margin asset of $612 for closed futures is outstanding at period end.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	197

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)

(i) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026	CAD	1,536		$1,121	$19	$0
	04/2026		$5,908	GBP	4,464	0	(2)
	05/2026	AUD	125,482		$85,948	0	(496)
	05/2026	GBP	4,464		5,908	2	0

BOA	04/2026	EUR	351		409	4	0
	04/2026		$193,049	EUR	167,971	899	0
	04/2026		17	JPY	2,662	0	0
	05/2026	AUD	2,601		$1,783	0	(9)
	05/2026	EUR	167,971		193,348	0	(896)
	05/2026	JPY	2,654		17	0	0

BPS	04/2026	CLP	1,684,317		1,879	60	0
	04/2026	EUR	164,319		194,273	4,542	0
	04/2026	GBP	2,047		2,715	7	0
	04/2026		$11,666	AUD	16,567	0	(249)

BSH	04/2026		35,905	GBP	26,972	0	(221)
	04/2026		92	JPY	14,714	0	0
	05/2026	GBP	26,972		$35,904	221	0
	05/2026	JPY	14,669		92	0	0

CBK	04/2026	AUD	3,286		2,305	41	0
	04/2026	EUR	1,393		1,598	0	(11)
	04/2026	GBP	1,968		2,627	23	0
	04/2026		$4,126	AUD	5,871	0	(79)

FAR	04/2026	AUD	59,140		$41,913	1,157	0
	04/2026	GBP	20,888		28,228	593	0
	04/2026	JPY	14,282		91	1	0
	04/2026		$115	JPY	18,319	1	0
	05/2026	JPY	18,264		$115	0	(1)

GLM	04/2026		$101	HUF	34,523	3	0
	06/2026	CLP	4,358,392		$5,074	363	0

MBC	04/2026	AUD	2,762		1,911	8	0
	04/2026	EUR	1,908		2,192	0	(11)
	04/2026	GBP	10,641		14,173	95	0
	04/2026	JPY	15,773		101	2	0
	04/2026		$3,432	AUD	4,909	0	(49)
	04/2026		2,978	CAD	4,069	0	(58)
	04/2026		5,507	GBP	4,108	0	(72)
	04/2026		35	JPY	5,663	0	0
	05/2026	JPY	5,646		$35	0	0

MYI	04/2026	CAD	2,937		2,148	40	0

SCX	04/2026	JPY	11,232		72	1	0
	04/2026		$292	CAD	404	0	(2)
	05/2026	CAD	403		$292	2	0
	06/2026	CLP	8,101,638		9,133	376	0

SSB	04/2026	AUD	87,642		62,368	1,969	0
	04/2026	JPY	73		0	0	0
	05/2026		$1,062	GBP	804	1	0

Total Forward Foreign Currency Contracts						$10,430	$(2,156)

PURCHASED OPTIONS:

INTEREST RATE SWAPTIONS

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	13,600	$6	$14

FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	413,600	370	279
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	1,552,000	708	1,644

GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	272,600	204	173
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	417,500	468	306

198	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000%	08/03/2026	491,200	$442	$331
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/11/2026	464,900	521	340
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	898,300	903	2,439

NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	07/28/2026	1,012,700	709	643
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.000	08/03/2026	58,500	52	39
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	1,713,400	1,821	4,651

Total Purchased Options							$6,204	$10,859

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$21	$0	$0	$21	$(498)	$0	$0	$(498)	$(477)	$0	$(477)
BOA	903	0	0	903	(905)	0	0	(905)	(2)	(180)	(182)
BPS	4,609	14	0	4,623	(249)	0	0	(249)	4,374	(5,660)	(1,286)
BSH	221	0	0	221	(221)	0	0	(221)	0	0	0
CBK	64	0	0	64	(90)	0	0	(90)	(26)	0	(26)
FAR	1,752	1,923	0	3,675	(1)	0	0	(1)	3,674	(4,460)	(786)
GLM	366	479	0	845	0	0	0	0	845	(770)	75
MBC	105	0	0	105	(190)	0	0	(190)	(85)	0	(85)
MYC	0	3,110	0	3,110	0	0	0	0	3,110	(3,710)	(600)
MYI	40	0	0	40	0	0	0	0	40	0	40
NGF	0	5,333	0	5,333	0	0	0	0	5,333	(6,200)	(867)
SCX	379	0	0	379	(2)	0	0	(2)	377	(290)	87
SSB	1,970	0	0	1,970	0	0	0	0	1,970	(2,320)	(350)

Total Over the Counter	$10,430	$10,859	$0	$21,289	$(2,156)	$0	$0	$(2,156)

(1)	Notional Amount represents the number of contracts.
(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instrumentscan only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information regarding master netting agreements.

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$3,753	$3,753
Swap Agreements	0	0	0	0	503	503

	$0	$0	$0	$0	$4,256	$4,256

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,430	$0	$10,430
Purchased Options	0	0	0	0	10,859	10,859

	$0	$0	$0	$10,430	$10,859	$21,289

	$0	$0	$0	$10,430	$15,115	$25,545

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$741	$741
Swap Agreements	0	0	0	0	735	735

	$0	$0	$0	$0	$1,476	$1,476

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$2,156	$0	$2,156

	$0	$0	$0	$2,156	$1,476	$3,632

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	199

Consolidated Schedule of Investments	PIMCO Short Asset Portfolio	(Cont.)	March 31, 2026

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$20,358	$20,358
Swap Agreements	0	0	0	0	(15,868)	(15,868)

	$0	$0	$0	$0	$4,490	$4,490

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(40,436)	$0	$(40,436)
Purchased Options	0	0	0	0	(3,691)	(3,691)
Written Options	0	202	0	0	0	202

	$0	$202	$0	$(40,436)	$(3,691)	$(43,925)

	$0	$202	$0	$(40,436)	$799	$(39,435)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Exchange-traded or centrally cleared
Futures	$0	$0	$0	$0	$(10,042)	$(10,042)
Swap Agreements	0	0	0	0	11,951	11,951

	$0	$0	$0	$0	$1,909	$1,909

Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$7,795	$0	$7,795
Purchased Options	0	0	0	0	3,871	3,871

	$0	$0	$0	$7,795	$3,871	$11,666

	$0	$0	$0	$7,795	$5,780	$13,575

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,321,858	$4,578	$2,326,436
Industrials	0	1,039,856	0	1,039,856
Utilities	0	244,473	0	244,473
U.S. Government Agencies	0	1,122,103	0	1,122,103
U.S. Treasury Obligations	0	19,759	0	19,759
Non-Agency Mortgage-Backed Securities	0	183,195	31,876	215,071
Asset-Backed Securities
Automobile ABS Other	0	111,722	0	111,722
Automobile Sequential	0	216,600	0	216,600
CMBS Other	0	32,154	0	32,154
Credit Card Bullet	0	72,400	0	72,400
Credit Card Other	0	27,823	0	27,823
Home Equity Other	0	7,348	0	7,348
Other ABS	0	786,662	14,679	801,341
Sovereign Issues	0	155,509	0	155,509
Short-Term Instruments
Commercial Paper	22,141	714,594	0	736,735
U.S. Treasury Bills	0	8,227	0	8,227

Total Investments	$22,141	$7,064,283	$51,133	$7,137,557

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$2,267	$1,377	$0	$3,644
Over the counter	0	21,289	0	21,289

	$2,267	$22,666	$0	$24,933

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,476)	0	(1,476)
Over the counter	0	(2,156)	0	(2,156)

	$0	$(3,632)	$0	$(3,632)

Total Financial Derivative Instruments	$2,267	$19,034	$0	$21,301

Totals	$24,408	$7,083,317	$51,133	$7,158,858

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

200	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	March 31, 2026

(Amounts in thousands*, except number of shares, contracts, units and ounces, if any)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 102.7%

CORPORATE BONDS & NOTES 22.9%

BANKING & FINANCE 17.2%

ABN AMRO Bank NV
1.542% due 06/16/2027 •	$15,989	$	15,884
4.800% due 04/18/2026	400		400

AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026	66,919		66,193
6.100% due 01/15/2027	148		150

Air Lease Corp.
1.875% due 08/15/2026	8,310		8,226
3.750% due 06/01/2026	700		699

American Express Co.
4.312% (SOFRINDX + 0.650%) due 11/04/2026 ~	14,396		14,422
4.635% (SOFRINDX + 0.970%) due 07/28/2027 ~	7,815		7,825

American Honda Finance Corp.
4.269% due 12/11/2026 •	20,700		20,670
4.273% due 10/06/2026 •	7,200		7,201
4.308% due 11/19/2027 •	71,300		71,032
4.309% due 05/20/2026 •	30,000		29,997

American Tower Corp.
1.450% due 09/15/2026	4,100		4,047
1.600% due 04/15/2026	1,607		1,605
2.750% due 01/15/2027	3,100		3,061
3.125% due 01/15/2027	11,442		11,321
3.375% due 10/15/2026	4,415		4,390

Asian Development Bank
4.649% (SOFRINDX + 1.000%) due 06/16/2026 ~	17,400		17,441

Athene Global Funding
4.341% due 08/10/2026 •	97,900		97,947
4.417% due 07/16/2026 •	52,900		52,933
4.500% (SOFRINDX + 0.830%) due 01/07/2027 ~	20,304		20,303
4.511% (SOFRINDX + 0.850%) due 05/08/2026 ~	882		882
4.684% (SOFRINDX + 1.030%) due 08/27/2026 ~	36,335		36,402
4.857% (SOFRINDX + 1.210%) due 03/25/2027 ~	1,192		1,193
4.950% due 01/07/2027	18,693		18,749
5.339% due 01/15/2027	23,702		23,852
5.620% due 05/08/2026	40,811		40,846

Australia & New Zealand Banking Group Ltd.
4.118% (SOFRRATE + 0.470%) due 12/16/2026 ~	5,000		5,007
4.400% due 05/19/2026 (e)	10,301		10,305

Bank of America Corp.
3.559% due 04/23/2027 •	9,000		8,995
4.997% (SOFRRATE + 1.350%) due 09/15/2027 ~	4,900		4,919

Bank of America NA
4.680% (SOFRRATE + 1.020%) due 08/18/2026 ~	1,500		1,503

Bank of Montreal
4.268% (SOFRINDX + 0.620%) due 09/15/2026 ~	3,000		3,003
4.567% due 09/10/2027 •	7,400		7,408
4.981% (SOFRINDX + 1.330%) due 06/05/2026 ~	5,504		5,516
5.266% due 12/11/2026	1,640		1,651

Bank of New York Mellon
4.377% (SOFRINDX + 0.710%) due 04/20/2027 ~	12,900		12,903

Bank of New Zealand
4.476% (SOFRRATE + 0.810%) due 01/27/2027 ~	8,500		8,526

Bank of Nova Scotia
4.258% (SOFRRATE + 0.610%) due 09/15/2026 ~	700		701

Banque Federative du Credit Mutuel SA
1.604% due 10/04/2026	800		789
5.896% due 07/13/2026	6,668		6,699

			PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Barclays PLC
5.829% due 05/09/2027 •	$		79,119	$	79,206

Brown & Brown, Inc.
4.600% due 12/23/2026			4,105		4,118

Canadian Imperial Bank of Commerce
1.250% due 06/22/2026			800		795
4.587% (SOFRRATE + 0.940%) due 06/28/2027 ~			1,594		1,603
4.899% (SOFRRATE + 1.220%) due 10/02/2026 ~			3,370		3,381
5.615% due 07/17/2026			400		402

Caterpillar Financial Services Corp.
4.350% due 05/15/2026			3,765		3,766
4.357% due 10/16/2026 •			1,825		1,827

Charles Schwab Corp.
2.450% due 03/03/2027			5,500		5,417
4.180% (SOFRINDX + 0.520%) due 05/13/2026 ~			13,814		13,814

Citibank NA
4.368% (SOFRRATE + 0.708%) due 08/06/2026 ~			33,500		33,536
4.712% (SOFRINDX + 1.060%) due 12/04/2026 ~			500		502
4.876% due 11/19/2027 •			9,795		9,828

Commonwealth Bank of Australia
4.114% (SOFRRATE + 0.460%) due 11/27/2026 ~			41,134		41,195
4.168% (SOFRRATE + 0.520%) due 06/15/2026 ~			6,200		6,204

Cooperatieve Rabobank UA
1.980% due 12/15/2027 •			11,700		11,510
3.750% due 07/21/2026			3,796		3,788
4.578% (SOFRINDX + 0.900%) due 10/05/2026 ~			550		551

Corebridge Global Funding
5.350% due 06/24/2026			7,203		7,223
5.750% due 07/02/2026			5,000		5,018

Crown Castle, Inc.
1.050% due 07/15/2026			76,339		75,614
3.700% due 06/15/2026			835		834
4.000% due 03/01/2027			4,284		4,266

DLR Kredit AS
1.000% due 01/01/2027		DKK	120,400		18,439

Equinix, Inc.
2.900% due 11/18/2026	$		10,325		10,233

Equitable Financial Life Global Funding
1.300% due 07/12/2026			900		893

European Bank for Reconstruction & Development
3.858% (SOFRINDX + 0.190%) due 04/14/2026 ~			51,270		51,270

Federation des Caisses Desjardins du Quebec
4.296% (SOFRRATE + 0.630%) due 01/27/2027 ~			2,000		2,002

Ford Motor Credit Co. LLC
6.950% due 06/10/2026			9,990		10,014

GATX Corp.
3.250% due 09/15/2026			6,023		5,990

General Motors Financial Co., Inc.
4.000% due 10/06/2026			10,500		10,477

Goldman Sachs Bank USA
4.406% (SOFRRATE + 0.750%) due 05/21/2027 ~			27,242		27,248

Goldman Sachs Group, Inc.
1.542% due 09/10/2027 •			17,976		17,744
1.948% due 10/21/2027 •			77,633		76,580
4.387% due 06/15/2027 •			1,870		1,870
4.469% (SOFRRATE + 0.820%) due 09/10/2027 ~			1,560		1,561
4.587% (SOFRRATE + 0.920%) due 10/21/2027 ~			2,003		2,008
5.683% (US0003M + 1.750%) due 10/28/2027 ~			541		545

			PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

HSBC USA, Inc.
4.612% (SOFRRATE + 0.960%) due 03/04/2027 ~	$		6,400	$	6,425

ING Bank Australia Ltd.
4.368% (BBSW3M + 0.400%) due 08/19/2026 ~		AUD	17,250		11,902

International Bank for Reconstruction & Development
3.918% (SOFRINDX + 0.270%) due 06/15/2027 ~	$		24,162		24,204
4.039% due 01/12/2027 •			27,930		27,970
4.059% (SOFRINDX + 0.280%) due 02/23/2027 ~			6,500		6,509

Jackson National Life Global Funding
3.050% due 04/29/2026			373		373
4.900% due 01/13/2027			2,400		2,409
5.600% due 04/10/2026			9,774		9,776

John Deere Capital Corp.
4.268% due 04/19/2027 •			1,039		1,041

JPMorgan Chase & Co.
1.578% due 04/22/2027 •			59,938		59,842
2.947% due 02/24/2028 •			15,181		14,992
3.300% due 04/01/2026			7,827		7,827
3.782% due 02/01/2028 •			39,300		39,110
4.551% (SOFRRATE + 0.885%) due 04/22/2027 ~			16,100		16,108
6.070% due 10/22/2027 •			900		909

JPMorgan Chase Bank NA
4.285% due 04/29/2026 •			5,450		5,451

Jyske Realkredit AS
1.000% due 01/01/2027		DKK	705,209		108,016

Kreditanstalt fuer Wiederaufbau
4.666% (SOFRINDX + 1.000%) due 10/30/2026 ~	$		25,000		25,125

Landeskreditbank Baden-Wuerttemberg Foerderbank
4.661% (SOFRINDX + 1.000%) due 02/11/2027 ~			26,800		26,965
4.662% (SOFRINDX + 1.000%) due 05/08/2026 ~			34,800		34,828

Macquarie Bank Ltd.
4.849% (SOFRRATE + 1.200%) due 12/07/2026 ~			740		744

MassMutual Global Funding II
4.435% due 01/29/2027 •			2,012		2,018

Morgan Stanley
1.512% due 07/20/2027 •			11,616		11,511
1.593% due 05/04/2027 •			32,177		32,088

Morgan Stanley Bank NA
4.352% (SOFRRATE + 0.685%) due 10/15/2027 ~			11,250		11,242

Nationwide Building Society
1.500% due 10/13/2026			700		690

NatWest Group PLC
4.800% due 04/05/2026			20,163		20,162

New York Life Global Funding
4.234% (SOFRRATE + 0.580%) due 08/28/2026 ~			12,950		12,950
4.609% (SOFRINDX + 0.930%) due 04/02/2026 ~			500		500

Nomura Holdings, Inc.
1.653% due 07/14/2026			17,575		17,448
2.329% due 01/22/2027			33,170		32,622

Nordea Bank Abp
1.500% due 09/30/2026	$		3,800	$	3,751

Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2026 DKK			730,000		112,317

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	201

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Pacific Life Global Funding II
4.272% (SOFRRATE + 0.620%) due 06/04/2026 ~ $		700	$	701

Principal Life Global Funding II
5.000% due 01/16/2027		17,746		17,844

Protective Life Global Funding
4.166% (SOFRRATE + 0.500%) due 07/22/2026 ~		43,800		43,811
4.368% due 04/10/2026 •		8,885		8,886
5.209% due 04/14/2026		21,500		21,509

Realkredit Danmark AS
1.000% due 01/01/2027 DKK		1,015,786		155,571

Regency Centers LP
3.600% due 02/01/2027 $		2,500		2,487

Reinsurance Group of America, Inc.
3.950% due 09/15/2026		2,300		2,298

Royal Bank of Canada
4.124% (SOFRINDX + 0.460%) due 08/03/2026 ~		2,801		2,802
4.236% (SOFRINDX + 0.570%) due 04/27/2026 ~		5,638		5,639
4.387% (SOFRINDX + 0.720%) due 10/18/2027 ~		500		500
4.456% (SOFRINDX + 0.790%) due 07/23/2027 ~		2,898		2,901
4.510% due 10/18/2027 •		43,200		43,233
4.747% (SOFRINDX + 1.080%) due 07/20/2026 ~		5,015		5,027

Santander Holdings USA, Inc.
3.244% due 10/05/2026		68,479		68,096

Societe Generale SA
4.000% due 01/12/2027		3,500		3,493

Standard Chartered PLC
4.050% due 04/12/2026		5,250		5,248

Sumitomo Mitsui Banking Corp.
4.709% (BBSW3M + 0.900%) due 10/23/2026 ~ AUD		4,200		2,905

Sumitomo Mitsui Financial Group, Inc.
1.402% due 09/17/2026 $		30,285		29,923
2.632% due 07/14/2026		13,238		13,177

Swedbank AB
5.028% due 06/15/2026 •		3,950		3,957

Toronto-Dominion Bank
1.200% due 06/03/2026		10,778		10,728
4.239% (SOFRRATE + 0.590%) due 09/10/2026 ~		1,619		1,621
4.268% (SOFRRATE + 0.620%) due 12/17/2026 ~		6,011		6,013
4.568% due 12/17/2026		2,900		2,908
4.747% (SOFRRATE + 1.080%) due 07/17/2026 ~		15,656		15,689
5.532% due 07/17/2026		15,200		15,266

Toyota Motor Credit Corp.
4.060% due 06/09/2027 •		51,500		51,497
4.118% (SOFRINDX + 0.450%) due 04/10/2026 ~		33,012		33,014

UBS AG
4.160% (SOFRRATE + 0.500%) due 05/17/2027 ~		20,887		20,879
5.256% (BBSW3M + 1.300%) due 05/12/2026 ~	AUD	3,100		2,141

UBS Group AG
1.494% due 08/10/2027 • $		14,430		14,275

United Overseas Bank Ltd.
4.396% (BBSW3M + 0.410%) due 08/27/2026 ~	AUD	5,000		3,450

			PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Ventas Realty LP
3.250% due 10/15/2026	$		1,241	$	1,234

Voya Financial, Inc.
3.650% due 06/15/2026			2,478		2,473

Wells Fargo & Co.
3.000% due 04/22/2026			30,282		30,242
4.100% due 06/03/2026			614		614

Westpac Banking Corp.
4.087% (SOFRRATE + 0.420%) due 04/16/2026 ~			1,708		1,708
5.200% due 04/16/2026			5,700		5,702

Weyerhaeuser Co.
4.750% due 05/15/2026			4,341		4,342

					2,558,497

INDUSTRIALS 4.6%

America Movil SAB de CV
5.000% due 10/27/2026		GBP	3,600		4,767

BAT Capital Corp.
3.215% due 09/06/2026	$		19,994		19,892
4.700% due 04/02/2027			11,983		12,012

BHP Billiton Finance USA Ltd.
5.250% due 09/08/2026			7,579		7,610

BMW U.S. Capital LLC
2.800% due 04/11/2026			650		650
4.229% (SOFRINDX + 0.550%) due 04/02/2026 ~			8,185		8,185
4.460% (SOFRINDX + 0.800%) due 08/13/2026 ~			2,055		2,057
5.050% due 04/02/2026			4,225		4,225

Boeing Co.
2.250% due 06/15/2026			15,518		15,446
3.100% due 05/01/2026			29,376		29,338

Bunge Ltd. Finance Corp.
3.250% due 08/15/2026			138		137

Campbell’s Co.
5.200% due 03/19/2027			7,152		7,193

Chevron USA, Inc.
4.014% (SOFRINDX + 0.360%) due 02/26/2027 ~			172		172

Constellation Brands, Inc.
3.700% due 12/06/2026			8,233		8,199

Cox Communications, Inc.
3.350% due 09/15/2026			15,560		15,490

CVS Health Corp.
2.875% due 06/01/2026			8,298		8,277
3.000% due 08/15/2026			11,280		11,214

Danone SA
2.947% due 11/02/2026			27,400		27,221

Dell International LLC/EMC Corp.
4.900% due 10/01/2026			4,186		4,192

Deutsche Telekom International Finance BV
3.600% due 01/19/2027			34,012		33,833

Diamondback Energy, Inc.
3.250% due 12/01/2026			7,815		7,766

Enbridge, Inc.
4.250% due 12/01/2026			8,290		8,288
5.900% due 11/15/2026			1,965		1,982

General Electric Co.
4.305% (US0003M + 0.380%) due 05/05/2026 ~			3,923		3,922

General Mills, Inc.
4.700% due 01/30/2027			14,830		14,853

GlaxoSmithKline Capital PLC
4.148% (SOFRRATE + 0.500%) due 03/12/2027 ~			1,578		1,579

Haleon U.S. Capital LLC
3.375% due 03/24/2027			22,450		22,238

HCA, Inc.
3.125% due 03/15/2027			10,578		10,445
4.500% due 02/15/2027			16,901		16,903
5.250% due 06/15/2026			700		700
5.375% due 09/01/2026			70,645		70,701

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Hewlett Packard Enterprise Co.
4.450% due 09/25/2026 $	22,744	$	22,766

Hyundai Capital America
5.250% due 01/08/2027	1,153		1,160

L3Harris Technologies, Inc.
5.400% due 01/15/2027	8,625		8,695

Lowe’s Cos., Inc.
2.500% due 04/15/2026	4,834		4,830

Marriott International, Inc.
5.450% due 09/15/2026	8,362		8,396

Marvell Technology, Inc.
1.650% due 04/15/2026	4,013		4,009

Mercedes-Benz Finance North America LLC
4.296% (SOFRRATE + 0.630%) due 07/31/2026 ~	32,600		32,628

Mitsubishi Corp.
1.125% due 07/15/2026	350		347

Molson Coors Beverage Co.
3.000% due 07/15/2026	4,811		4,793

Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	763		753

National Fuel Gas Co.
5.500% due 10/01/2026	1,900		1,909

NTT Finance Corp.
1.162% due 04/03/2026	5,931		5,930

NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875% due 06/18/2026	408		407

Oracle Corp.
2.650% due 07/15/2026	108,985		108,402

Penske Truck Leasing Co. LP/PTL Finance Corp.
1.700% due 06/15/2026	8,380		8,334
5.750% due 05/24/2026	2,397		2,399

Philip Morris International, Inc.
0.875% due 05/01/2026	1,000		997

Rogers Communications, Inc.
2.900% due 11/15/2026	8,782		8,696

Siemens Financieringsmaatschappij NV
2.350% due 10/15/2026	250		248

Spectra Energy Partners LP
3.375% due 10/15/2026	1,861		1,852

Starbucks Corp.
2.450% due 06/15/2026	1,800		1,793

Sysco Corp.
3.300% due 07/15/2026	139		139

T-Mobile USA, Inc.
2.625% due 04/15/2026	21,073		21,058

TSMC Global Ltd.
1.250% due 04/23/2026	8,100		8,085

UnitedHealth Group, Inc.
4.167% (SOFRRATE + 0.500%) due 07/15/2026 ~	10,125		10,132

Var Energi ASA
5.000% due 05/18/2027	7,000		7,035

VMware LLC
1.400% due 08/15/2026	3,042		3,010

Volkswagen Group of America Finance LLC
3.200% due 09/26/2026	400		398
5.700% due 09/12/2026	26,604		26,748

Westinghouse Air Brake Technologies Corp.
3.450% due 11/15/2026	1,598		1,589

			687,025

UTILITIES 1.1%

Ameren Corp.
5.700% due 12/01/2026	26,700		26,897

CenterPoint Energy, Inc.
1.450% due 06/01/2026	450		448

CMS Energy Corp.
3.000% due 05/15/2026	963		962

202	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Eversource Energy
4.750% due 05/15/2026 $	1,830	$	1,831

Georgia Power Co.
3.928% (SOFRINDX + 0.280%) due 09/15/2026 ~	13,075		13,055

Monongahela Power Co.
3.550% due 05/15/2027	4,274		4,233

National Rural Utilities Cooperative Finance Corp.
3.994% (SOFRRATE + 0.330%) due 10/30/2026 ~	600		600
4.235% (SOFRRATE + 0.580%) due 11/22/2026 ~	19,850		19,874

ONEOK, Inc.
4.850% due 07/15/2026	14,720		14,724

Pinnacle West Capital Corp.
4.469% (SOFRRATE + 0.820%) due 06/10/2026 ~	32,632		32,657

San Diego Gas & Electric Co.
6.000% due 06/01/2026	7,986		8,011

Southern California Edison Co.
4.875% due 02/01/2027	3,805		3,815

TELUS Corp.
2.800% due 02/16/2027	4,700		4,637

Xcel Energy, Inc.
1.750% due 03/15/2027	11,100		10,824
3.350% due 12/01/2026	13,009		12,933

			155,501

Total Corporate Bonds & Notes (Cost $3,402,060)			3,401,023

U.S. GOVERNMENT AGENCIES 3.6%

Federal Home Loan Banks
3.810% due 10/05/2027 •	363,600		363,627

Federal National Mortgage Association
2.120% due 09/01/2026	75,654		74,924
2.400% due 08/01/2026	95,000		94,298
3.305% due 11/01/2026 ~	3,041		3,028

Total U.S. Government Agencies (Cost $536,078)			535,877

U.S. TREASURY OBLIGATIONS 20.7%

U.S. Treasury Floating Rate Notes
3.751% due 01/31/2027 •	216,500		216,590
3.835% due 07/31/2026 •	55,700		55,728

			272,318

U.S. Treasury Notes
1.875% due 02/28/2027	46,759		45,978
3.750% due 08/15/2027	2,405,430		2,402,658
4.250% due 01/15/2028	348,400		350,904

Total U.S. Treasury Obligations (Cost $3,081,189)			3,071,858

ASSET-BACKED SECURITIES 0.1%

AUTOMOBILE SEQUENTIAL 0.1%

Carvana Auto Receivables Trust
4.082% due 12/10/2026	811		811

Enterprise Fleet Financing LLC
4.103% due 10/20/2026	18,287		18,293

Total Asset-Backed Securities (Cost $19,098)			19,104

SOVEREIGN ISSUES 2.7%

BNG Bank NV
4.664% (SOFRINDX + 1.000%) due 08/05/2026 ~	27,900		27,977

CPPIB Capital, Inc.
4.166% (SOFRRATE + 0.500%) due 07/27/2026 ~	19,000		19,026

		PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)

Export Development Canada
3.864% (FEDL01 + 0.224%) due 08/13/2026 ~	$	144,000	$	143,993

Kommunalbanken AS
4.648% (SOFRINDX + 1.000%) due 06/17/2026 ~		17,300		17,332

Kommunekredit
4.666% (SOFRRATE + 1.000%) due 07/27/2026 ~		14,500		14,541

Korea Gas Corp.
2.250% due 07/18/2026		43,900		43,645

Korea National Oil Corp.
1.250% due 04/07/2026		4,285		4,283

Svensk Exportkredit AB
4.664% (SOFRRATE + 1.000%) due 05/05/2027 ~		125,200		126,243

Total Sovereign Issues (Cost $396,984)				397,040

SHORT-TERM INSTRUMENTS 52.7%

CERTIFICATES OF DEPOSIT 1.0%

Barclays Bank PLC
4.050% (SOFRRATE + 0.400%) due 11/13/2026		44,500		44,514

Credit Agricole Corporate & Investment Bank SA
3.850% due 10/14/2026		21,500		21,492

KEB Hana Bank
3.870% due 10/14/2026		15,750		15,732

Mizuho Bank Ltd.
3.880% (SOFRRATE + 0.230%) due 04/16/2026		20,500		20,501

National Bank of Kuwait
4.030% (SOFRRATE + 0.380%) due 05/26/2026		17,800		17,801

Sumitomo Mitsui Banking Corp.
3.910% (SOFRRATE + 0.230%) due 04/07/2026		25,200		25,201

				145,241

COMMERCIAL PAPER 3.5%

AES Corp.
4.400% due 05/01/2026 (a)		42,400		42,243
4.400% due 05/05/2026 (a)		4,300		4,282

Air Lease Corp.
4.350% due 04/14/2026		9,900		9,884
4.400% due 04/14/2026		16,400		16,373
4.400% due 04/16/2026		12,600		12,577

AMETEK, Inc.
4.150% due 04/20/2026		23,300		23,248
4.170% due 04/27/2026		3,200		3,190

CBRE Services, Inc.
4.100% due 04/08/2026		32,700		32,671

Crown Castle, Inc.
4.180% due 04/16/2026		8,500		8,484
4.200% due 04/14/2026		13,900		13,877
4.200% due 04/16/2026		8,200		8,185
4.300% due 04/21/2026		27,300		27,233

Extra Space Storage LP
4.180% due 04/22/2026		5,200		5,187

Glencore Funding LLC
4.130% due 04/30/2026		32,200		32,092

Global Payments, Inc.
4.230% due 04/07/2026		5,900		5,896
4.250% due 04/06/2026		6,400		6,396

HCA, Inc.
4.150% due 04/16/2026		16,700		16,669
4.150% due 04/17/2026		8,900		8,882
4.200% due 05/18/2026		16,700		16,602

Imperial Brands Finance PLC
3.910% due 04/20/2026		287		286

Jabil, Inc.
4.120% due 04/08/2026		24,100		24,076
4.200% due 04/02/2026		26,600		26,593

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JTI Financial Services North America LLC
4.070% due 05/26/2026		$20,300	$20,181

Keurig Dr. Pepper, Inc.
4.250% due 04/17/2026 (a)		11,100	11,078
4.300% due 04/13/2026		6,000	5,991
4.350% due 04/20/2026		6,200	6,186

Leidos, Inc.
4.180% due 04/28/2026		9,900	9,868

Phillips 66
4.080% due 04/07/2026		16,500	16,487
4.350% due 05/01/2026		11,200	11,161
4.400% due 05/29/2026		27,400	27,217

Rogers Communications, Inc.
4.200% due 04/09/2026		5,100	5,095

S&P Global, Inc.
4.000% due 04/06/2026		22,300	22,285
4.100% due 04/01/2026		14,800	14,798

TELUS Corp.
4.100% due 07/02/2026		14,600	14,439
4.250% due 05/27/2026		11,000	10,927

			520,639

REPURCHASE AGREEMENTS (f) 46.2%
			6,869,027

SHORT-TERM NOTES 0.1%

ARI Fleet Lease Trust
3.812% due 01/15/2027		12,242	12,239

Enterprise Fleet Financing LLC
4.551% due 07/20/2026		373	373

Federal Home Loan Bank Discount Notes
3.635% due 04/29/2026 (c)(d)		3,000	2,992
3.640% due 07/17/2026 (c)(d)		200	198
3.651% due 04/17/2026 (c)(d)		400	399
3.678% due 04/22/2026 (c)(d)		2,700	2,694
3.686% due 05/20/2026 (c)(d)		3,800	3,781

			22,676

JAPAN TREASURY BILLS 1.1%
0.740% due 05/07/2026 (c)(d)	JPY	25,738,200	162,062

U.S. TREASURY BILLS 0.8%
3.698% due 04/14/2026 - 06/25/2026 (b)(c)		$113,373	112,936

Total Short-Term Instruments (Cost $7,835,911)			7,832,581

Total Investments in Securities (Cost $15,271,320)			15,257,483

Total Investments 102.7% (Cost $15,271,320)			$15,257,483

Financial Derivative Instruments (g) 0.1% (Cost or Premiums, net $0)			16,573

Other Assets and Liabilities, net (2.8)%			(415,489)

Net Assets 100.0%			$14,858,567

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	203

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Contingent convertible security.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f) REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BCY	3.710%	04/01/2026	04/02/2026	$	450,000	U.S. Treasury Notes 4.125% due 02/29/2032	$(459,212)	$450,000	$450,000
	3.740	03/31/2026	04/01/2026		350,000	U.S. Treasury Notes 3.625% due 10/31/2030	(357,413)	350,000	350,036
BOS	3.680	03/12/2026	04/08/2026		800,000	U.S. Treasury Notes 0.875% - 3.625% due 10/31/2030 - 11/15/2030	(812,934)	800,000	801,636
	3.680	04/01/2026	04/09/2026		275,000	U.S. Treasury Notes 1.125% due 02/15/2031	(280,436)	275,000	275,000
	3.690	03/31/2026	04/01/2026		10,400	U.S. Treasury Notes 1.125% due 02/15/2031	(10,621)	10,400	10,401
	3.690	03/10/2026	04/06/2026		1,500,000	U.S. Treasury Notes 3.500% - 4.125% due 09/30/2027 - 02/28/2030	(1,522,121)	1,500,000	1,503,383
	3.690	03/11/2026	04/06/2026		1,150,000	U.S. Treasury Notes 4.125% - 4.625% due 11/30/2029 - 04/30/2031	(1,166,266)	1,150,000	1,152,475
	3.690	03/13/2026	04/09/2026		300,000	U.S. Treasury Notes 4.250% due 02/15/2028	(306,600)	300,000	300,584
	3.690	03/13/2026	04/15/2026		100,000	U.S. Treasury Notes 0.625% due 05/15/2030	(101,998)	100,000	100,195
	3.710	03/31/2026	04/01/2026		220,800	U.S. Treasury Notes 3.875% due 07/31/2030	(225,542)	220,800	220,823
	3.720	03/31/2026	04/01/2026		535,100	U.S. Treasury Notes 0.500% - 4.125% due 08/31/2027 - 04/30/2030	(547,002)	535,100	535,155
BPS	3.850	03/11/2026	06/15/2026		152,105	Apple, Inc. 3.450% due 02/09/2045	(5,396)	152,105	152,422
						Citibank N.A. 4.576% due 05/29/2027	(14,276)
						Citigroup, Inc. 2.520% due 11/03/2032	(35,707)
						Goldman Sachs Group, Inc. 2.615% due 04/22/2032	(36,405)
						Intercontinental Exchange, Inc. 1.850% due 09/15/2032	(32,934)
						Shell International Finance BV 2.500% due 09/12/2026	(13,915)
						Walmart, Inc. 3.050% due 07/08/2026	(10,047)
	3.920	03/11/2026	06/15/2026		150,000	AGL CLO 39 Ltd. 4.798% due 04/20/2038	(151,386)	229,367	230,102
						OHA Credit Funding 20 Ltd. 4.768% due 04/20/2038	(100,826)
						Symphony CLO 50 Ltd. 5.188% due 10/20/2038	(102,489)	91,699	92,433
	3.920	03/17/2026	06/15/2026		92,856	Symphony CLO 50 Ltd. 5.188% due 10/20/2038	(102,489)	92,856	93,008
CTR	3.690	04/01/2026	04/02/2026		56,800	U.S. Treasury Notes 4.375% due 11/30/2028	(57,992)	56,800	56,800
DEU	3.620	03/31/2026	04/01/2026		341,000	U.S. Treasury Bonds 4.375% - 4.625% due 11/15/2039 - 11/15/2044	(347,448)	341,000	341,034
	3.720	03/31/2026	04/02/2026		138,900	U.S. Treasury Bonds 3.875% - 4.750% due 05/15/2040 - 05/15/2055	(115,808)	138,900	138,914
						U.S. Treasury Inflation-Indexed Notes 0.250% due 07/15/2029	(20,576)
FICC STR	3.660	03/31/2026	04/01/2026		75,000	U.S. Treasury Bonds 4.250% - 4.625% due 05/15/2054 - 08/15/2054	(76,500)	75,000	75,008

Total Repurchase Agreements							$(7,014,339)	$6,869,027	$6,879,409

204	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

BORROWINGS AND OTHER FINANCING TRANSACTIONS SUMMARY

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral pledged/(received) as of March 31, 2026:

Counterparty	Repurchase Agreement Proceeds to be Received(1)	Payable for Reverse Repurchase Agreements	Payable for Sale-Buyback Transactions	Total Borrowings and Other Financing Transactions	Collateral Pledged/(Received)	Net Exposure(2)
Global/Master Repurchase Agreement
BCY	$800,036	$0	$0	$800,036	$(816,624)	$(16,588)
BOO	0	0	0	0	(31,158)	(31,158)
BOS	4,899,652	0	0	4,899,652	(4,973,521)	(73,869)
BPS	567,965	0	0	567,965	(602,270)	(34,305)
CTR	56,800	0	0	56,800	(57,992)	(1,192)
DEU	479,948	0	0	479,948	(483,832)	(3,884)
FICC STR	75,008	0	0	75,008	(76,500)	(1,492)

Total Borrowings and Other Financing Transactions	$6,879,409	$0	$0

Cash of $3,600 has been pledged as collateral under the terms of the above master agreements as of March 31, 2026.

(1)	Includes accrued interest.
(3)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from borrowings and other financing transactions can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 8, Master Netting Arrangements, in the Notes to Financial Statements for more information.

(g) FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
						Asset	Liability
AZD	04/2026		$47	CAD	64	$0	$(1)
	05/2026	JPY	4,085,400		$26,598	808	0

BOA	04/2026		93,610		587	0	(3)
	05/2026		$587	JPY	93,328	2	0
	01/2027	DKK	405,700		$64,314	815	0

BSH	04/2026	JPY	517,410		3,241	0	(16)
	04/2026		$3,045	JPY	486,108	15	0
	05/2026	JPY	484,644		$3,045	0	(15)
	05/2026		$3,241	JPY	515,851	15	0

CBK	05/2026	JPY	10		$0	0	0

DUB	04/2026		$11,793	AUD	17,191	54	0
	05/2026	AUD	17,191		$11,788	0	(54)

FAR	04/2026		16,772		11,887	328	0
	04/2026	JPY	833,195		5,245	20	(18)
	04/2026		$7,006	JPY	1,107,496	17	(53)
	05/2026	JPY	603,421		$3,792	0	(17)
	05/2026		$4,036	JPY	642,277	18	0
	10/2026	GBP	3,600		$4,801	47	0
	01/2027	DKK	617,554		97,464	805	0

IND	04/2026		81,398		12,526	0	(51)
	05/2026		$12,526	DKK	81,271	51	0

JPM	05/2026	JPY	5,332		$34	0	0
	01/2027	DKK	443,160		69,992	629	0

MBC	04/2026	JPY	407,325		2,584	29	(8)
	04/2026	KRW	278,022		190	6	0
	04/2026		$5,165	AUD	7,329	0	(115)
	04/2026		12,886	DKK	81,437	0	(302)
	04/2026		5,255	JPY	824,387	10	(76)
	05/2026	JPY	268,919		$1,688	0	(10)
	05/2026		$1,245	JPY	198,538	8	0
	10/2026	DKK	730,000		$115,383	1,577	0

MYI	01/2027		374,981		59,086	394	0

SCX	04/2026	CAD	64		46	0	0
	04/2026	JPY	148,619		953	17	0
	04/2026		$2,532	JPY	394,997	0	(46)
	05/2026		46	CAD	64	0	0

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	205

Consolidated Schedule of Investments	PIMCO Short-Term Floating NAV Portfolio III	(Cont.)

Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Unrealized Appreciation/ (Depreciation)
						Asset	Liability
SOG	04/2026	JPY	819,725		$5,268	$109	$0
	05/2026		21,652,800		140,866	4,179	0

SSB	04/2026	AUD	7,748		5,513	174	0
	04/2026	JPY	961		6	0	0
	04/2026		$16	JPY	2,554	0	0

Total Forward Foreign Currency Contracts						$10,127	$(785)

SWAP AGREEMENTS:

TOTAL RETURN SWAPS ON SECURITIES

Counterparty	Pay/Receive(1)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Swap Agreements, at Value
										Asset	Liability
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.680% (SOFR plus a specified spread)	Maturity	04/01/2026	$372,430	$0	$1,309	$1,309	$0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.730% (SOFR plus a specified spread)	Maturity	04/02/2026	790,200	0	2,647	2,647	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.70% (SOFR plus a specified spread)	Maturity	04/08/2026	1,037,959	0	2,291	2,291	0
	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.700% (SOFR plus a specified spread)	Maturity	04/17/2026	600,000	0	984	984	0

Total Swap Agreements								$0	$7,231	$7,231	$0

FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER SUMMARY

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral pledged/(received) as of March 31, 2026:

	Financial Derivative Assets				Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Purchased Options	Swap Agreements	Total Over the Counter	Forward Foreign Currency Contracts	Written Options	Swap Agreements	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral Pledged/ (Received)	Net Exposure(2)
AZD	$808	$0	$0	$808	$(1)	$0	$0	$(1)	$807	$(910)	$(103)
BOA	817	0	0	817	(3)	0	0	(3)	814	(1,261)	(447)
BSH	30	0	0	30	(31)	0	0	(31)	(1)	0	(1)
DUB	54	0	0	54	(54)	0	0	(54)	0	0	0
FAR	1,235	0	0	1,235	(88)	0	0	(88)	1,147	(1,940)	(793)
IND	51	0	0	51	(51)	0	0	(51)	0	0	0
JPM	629	0	0	629	0	0	0	0	629	(1,130)	(501)
MBC	1,630	0	0	1,630	(511)	0	0	(511)	1,119	(1,860)	(741)
MYI	394	0	0	394	0	0	0	0	394	(797)	(403)
SCX	17	0	0	17	(46)	0	0	(46)	(29)	0	(29)
SOG	4,288	0	7,231	11,519	0	0	0	0	11,519	(13,510)	(1,991)
SSB	174	0	0	174	0	0	0	0	174	0	174

Total Over the Counter	$10,127	$0	$7,231	$17,358	$(785)	$0	$0	$(785)

(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(2)

Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same master agreement with the same legal entity. See Note 7, Principal and Other Risks, in the Notes to Financial Statements for more information regarding master netting agreements.

206	PRIVATE ACCOUNT PORTFOLIO SERIES	See Accompanying Notes

March 31, 2026

FAIR VALUE OF FINANCIAL DERIVATIVE INSTRUMENTS

The following is a summary of the fair valuation of the Portfolio’s derivative instruments categorized by risk exposure. See Note 7, Principal and Other Risks, in the Notes to Financial Statements on risks of the Portfolio.

Fair Values of Financial Derivative Instruments on the Consolidated Statements of Assets and Liabilities as of March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Financial Derivative Instruments - Assets
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$10,127	$0	$10,127
Swap Agreements	0	0	0	0	7,231	7,231

	$0	$0	$0	$10,127	$7,231	$17,358

Financial Derivative Instruments - Liabilities
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$785	$0	$785

The effect of Financial Derivative Instruments on the Consolidated Statements of Operations for the year ended March 31, 2026:

	Derivatives not accounted for as hedging instruments
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Net Realized Gain (Loss) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(17,144)	$0	$(17,144)
Swap Agreements	0	0	0	0	11,450	11,450

	$0	$0	$0	$(17,144)	$11,450	$(5,694)

Net Change in Unrealized Appreciation (Depreciation) on Financial Derivative Instruments
Over the counter
Forward Foreign Currency Contracts	$0	$0	$0	$(13,083)	$0	$(13,083)
Swap Agreements	0	0	0	0	2,407	2,407

	$0	$0	$0	$(13,083)	$2,407	$(10,676)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,558,497	$0	$2,558,497
Industrials	0	687,025	0	687,025
Utilities	0	155,501	0	155,501
U.S. Government Agencies	0	535,877	0	535,877
U.S. Treasury Obligations	0	3,071,858	0	3,071,858
Asset-Backed Securities
Automobile Sequential	0	19,104	0	19,104
Sovereign Issues	0	397,040	0	397,040
Short-Term Instruments
Certificates of Deposit	0	145,241	0	145,241
Commercial Paper	0	520,639	0	520,639
Repurchase Agreements	0	6,869,027	0	6,869,027
Short-Term Notes	0	22,676	0	22,676

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2026
Japan Treasury Bills	$0	$162,062	$0	$162,062
U.S. Treasury Bills	0	112,936	0	112,936

Total Investments	$0	$15,257,483	$0	$15,257,483

Financial Derivative Instruments - Assets
Over the counter	$0	$17,358	$0	$17,358

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(785)	$0	$(785)

Total Financial Derivative Instruments	$0	$16,573	$0	$16,573

Totals	$0	$15,274,056	$0	$15,274,056

There were no significant transfers into or out of Level 3 during the period ended March 31, 2026.

See Accompanying Notes	ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	207

Notes to Financial Statements

1. ORGANIZATION

PIMCO Funds (the “Trust”) is a Massachusetts business trust established under a Declaration of Trust dated February 19, 1987, as amended and restated November 4, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the portfolios (each, a “Portfolio” and collectively the “Portfolios”) indicated on the cover of this report. Pacific Investment Management Company LLC (“PIMCO”) serves as the investment adviser (the “Adviser”) for the Portfolios.

PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III have respectively organized the PIMCO International Portfolio Subsidiary LLC, PIMCO Short Asset Portfolio Subsidiary LLC and PIMCO ST Floating NAV III Subsidiary LLC, each a wholly-owned subsidiary organized under the laws of the state of Delaware (each, a “Subsidiary” and collectively, the “Subsidiaries”). See Note 14, Basis for Consolidation, in the Notes to Financial Statements for more information regarding each Subsidiary.

Shares of the Portfolios have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. Each Portfolio issues its shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act.

Hereinafter, the Board of Trustees of the Portfolios shall be collectively referred to as the “Board.”

Each Portfolio operates as a single reportable operating segment under the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280). An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and to assess its performance, and has discrete financial information available. The Officers, as listed in the Management of the Trust section of the most recent offering memorandum supplement, act as the Portfolios’ CODM. Each Portfolio represents a single operating segment, as the CODM monitors the operating results of the Portfolios as a whole and each Portfolio’s long-term strategic asset allocation is pre-determined in accordance with the terms of its offering memorandum, based on a defined investment strategy which is executed by the Portfolios’ portfolio managers as a team. The financial information in the form of each Portfolio’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Portfolios’ comparative benchmarks and to make resource allocation decisions for each Portfolio’s single segment, is consistent with that presented within the Portfolios’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Each Portfolio is treated as an investment company under the reporting requirements of U.S. GAAP, including but not limited to ASC 946. The functional and reporting currency for the Portfolios is the U.S. dollar. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Securities Transactions and Investment Income Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date. Realized gains (losses) from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis from settlement date, with the exception of securities with a forward starting effective date, where interest income is recorded on the accrual basis from effective date. For convertible securities, premiums attributable to the conversion feature are not amortized. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized appreciation (depreciation) on investments on the Statements of Operations, as appropriate. Tax liabilities realized as a result of such security sales are reflected as a component of net realized gain (loss) on investments on the Statements of Operations. Paydown gains (losses) on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income on the Statements of Operations. Income or short-term capital gain distributions received

208	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2026

from registered investment companies, if any, are recorded as dividend income. Long-term capital gain distributions received from registered investment companies, if any, are recorded as realized gains.

Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable. A debt obligation may be granted, in certain situations, a contractual or non-contractual forbearance for interest payments that are expected to be paid after agreed upon pay dates.

(b) Foreign Taxes A Portfolio may be subject to foreign taxes on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which a Portfolio invests. These foreign taxes, if any, are paid by a Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable as of March 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.

(c) Foreign Currency Translation The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Portfolios do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Portfolios may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency assets and liabilities on the Statements of Operations.

(d) Distributions to Shareholders The following table shows the anticipated frequency of distributions from net investment income, if any, for each Portfolio.

Distribution Frequency

Portfolio Name	Declared	Distributed

PIMCO ABS and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO EM Bond and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO High Yield and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Investment Grade Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Long Duration Credit Bond Portfolio	Quarterly	Quarterly

PIMCO Low Duration Portfolio	Quarterly	Quarterly

PIMCO Moderate Duration Portfolio	Quarterly	Quarterly

PIMCO Mortgage and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO Municipal Portfolio	Quarterly	Quarterly

PIMCO Real Return Portfolio	Quarterly	Quarterly

PIMCO Sector Fund Series - AM	Quarterly	Quarterly

PIMCO Sector Fund Series - H	Quarterly	Quarterly

PIMCO Sector Fund Series - I	Quarterly	Quarterly

PIMCO Short-Term Portfolio	Quarterly	Quarterly

PIMCO Short-Term Floating NAV Portfolio II	Daily	Monthly

PIMCO U.S. Government and Short-Term Investments Portfolio	Quarterly	Quarterly

PIMCO International Portfolio	Quarterly	Quarterly

PIMCO Short Asset Portfolio	Daily	Monthly

PIMCO Short-Term Floating NAV Portfolio III	Daily	Monthly

Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than annually. A Portfolio may revise its distribution policy or postpone the payment of distributions at any time.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may cause timing differences between income and capital gain recognition. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. As a result, income distributions and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gains (losses) reported on each Portfolio’s annual financial statements presented under U.S. GAAP.

Separately, if a Portfolio determines or estimates, as applicable, that a portion of a distribution may be comprised of amounts from sources

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	209

Notes to Financial Statements	(Cont.)

other than net investment income in accordance with its policies, accounting records (if applicable) and accounting practices, the Portfolio will notify shareholders of the estimated composition of such distribution through a Section 19 Notice. For these purposes, a Portfolio determines or estimates, as applicable, the source or sources from which a distribution is paid, to the close of the period as of which it is paid, in reference to its internal accounting records and related accounting practices. If, based on such accounting records and practices, it is determined or estimated, as applicable, that a particular distribution does not include capital gains or paid-in surplus or other capital sources, a Section 19 Notice generally would not be issued. It is important to note that differences exist between a Portfolio’s daily internal accounting records and practices, a Portfolio’s financial statements presented in accordance with U.S. GAAP, and recordkeeping practices under income tax regulations. For instance, a Portfolio’s internal accounting records and practices may take into account, among other factors, tax-related characteristics of certain sources of distributions that differ from treatment under U.S. GAAP. Examples of such differences may include but are not limited to, for certain funds, the treatment of periodic payments under interest rate swap contracts. Accordingly, among other consequences, it is possible that a Portfolio may not issue a Section 19 Notice in situations where the Portfolio’s financial statements prepared later and in accordance with U.S. GAAP and/or the final tax character of those distributions might later report that the sources of those distributions included capital gains and/or a return of capital. Please visit www.pimco.com for the most recent Section 19 Notice, if applicable, for additional information regarding the estimated composition of distributions. Final determination of a distribution’s tax character will be provided to shareholders when such information is available.

Distributions classified as a tax basis return of capital at a Portfolio’s fiscal year end, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital on the Statements of Assets and Liabilities. In addition, other amounts have been reclassified between distributable earnings (accumulated loss) and paid in capital on the Statements of Assets and Liabilities to more appropriately conform U.S. GAAP to tax characterizations of distributions.

(e) New Accounting Pronouncements and Regulatory Updates In September 2023, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to Rule 35d-1 under the Act, which governs fund naming conventions (the “Names Rule”). In general, the Names Rule requires funds with certain types of names to adopt a policy to invest at least 80% of their assets in the type of investment suggested by the name. The amendments expand the scope of the current rule to include any term used in a fund name that suggests the fund makes investments that have, or whose issuers have, particular characteristics. Additionally, the amendments modify the circumstances under which a fund may deviate from its 80% investment policy and address the calculation methodology of derivatives instruments for purposes of the rule. Changes to a fund’s calculation methodology for derivatives instruments for purposes of Rule 35d-1 consistent with such amendments and applicable regulatory interpretations thereof will not constitute a change to a fund’s policy adopted pursuant to Rule 35d-1 and will not require notice or shareholder approval. The amendments became effective December 11, 2023. On March 14, 2025, the SEC extended the compliance date from December 11, 2025 to June 11, 2026 for fund groups with $1 billion or more in net assets and modified the operation of the compliance dates to allow for compliance based on the timing of certain annual disclosure and reporting obligations that are tied to a fund’s fiscal year-end.

In December 2023, FASB issued ASU 2023-09, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Management has implemented changes in connection with the amendments and where applicable included additional disclosure in the Notes to Financial Statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The NAV of a Portfolio’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Portfolio generally does not calculate its NAV on days on

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which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that each Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close).

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Portfolio’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable

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foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Portfolio’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Portfolio may transact.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by a Portfolio normally will be taken into account in calculating the NAV. A Portfolio’s whole loan investments, including those originated by the Portfolio or through an alternative lending platform, generally are fair valued by the Valuation Designee in accordance with procedures approved by the Board.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Portfolio’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Portfolio’s offering memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

∎	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

∎	Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

∎	Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Portfolio’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other

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assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid

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quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

4. SECURITIES AND OTHER INVESTMENTS

(a) Investments in Affiliates

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or

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Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A complete schedule of portfolio holdings for each affiliate fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available at the SEC’s website at www.sec.gov. A copy of each affiliate fund’s shareholder report is also available at the SEC’s website at www.sec.gov, on the affiliate funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolios’ transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2026 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO ABS and Short-Term Investments Portfolio	$681,147	$3,890,084	$(2,964,700)	$(123)	$480	$1,606,888	$49,397	$0

PIMCO EM Bond and Short-Term Investments Portfolio	19,287	284,338	(281,900)	11	4	21,740	1,337	0

PIMCO High Yield and Short-Term Investments Portfolio	2,263	45,250	(47,100)	(1)	1	413	51	0

PIMCO Investment Grade Credit Bond Portfolio	19,998	968,813	(838,400)	24	14	150,449	4,400	0

PIMCO Long Duration Credit Bond Portfolio	50,798	20,951,392	(20,989,900)	91	4	12,385	4,903	0

PIMCO Mortgage and Short-Term Investments Portfolio	3,546	1,969,473	(1,932,800)	4	4	40,227	723	0

PIMCO Municipal Portfolio	2,744	23,125	(20,100)	0	(1)	5,768	125	0

PIMCO Real Return Portfolio	19,005	269,498	(286,500)	(5)	0	1,998	98	0

PIMCO Sector Fund Series - AM	775	18,087	(12,800)	1	0	6,063	87	0

PIMCO Sector Fund Series - H	2,089	37,592	(21,800)	1	0	17,882	391	0

PIMCO Sector Fund Series - I	1,128	1,725,188	(1,725,800)	(51)	0	465	689	0

PIMCO Short-Term Portfolio	8,881	102,613	(86,900)	2	7	24,603	712	0

PIMCO U.S. Government and Short-Term Investments Portfolio	1,649	328,484	(259,600)	(2)	(3)	70,528	1,277	0

PIMCO International Portfolio	173,246	879,529	(880,100)	(36)	73	172,712	6,334	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund. See Note 2, Distributions to Shareholders, in the Notes to Financial Statements for more information.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2026 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2026	Dividend Income	Shares Held at 03/31/2026

Xfit Brands, Inc.	$193	$0	$0	$0	$2	$195	$0	$68,040,639

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(b) Investments in Securities

The Portfolios may utilize the investments and strategies described below to the extent permitted by each Portfolio’s respective investment policies.

Bank Obligations  in which a Portfolio may invest include certificates of deposit, bankers’ acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation.

Delayed-Delivery Transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement

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period. When delayed-delivery transactions are outstanding, a Portfolio will designate or receive as collateral liquid assets in an amount sufficient to meet the purchase price or respective obligations. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Portfolio may dispose of or renegotiate a delayed-delivery transaction after it is entered into, which may result in a realized gain (loss). When a Portfolio has sold a security on a delayed-delivery basis, the Portfolio does not participate in future gains (losses) with respect to the security.

Inflation-Indexed Bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury Inflation-Protected Securities (“TIPS”). For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Loans and Other Indebtedness, Loan Participations and Assignments are direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental or other borrowers. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties or investments in or originations of loans by a Portfolio. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When a Portfolio purchases assignments from agents it acquires direct rights against the borrowers of the loans. These loans may include participations in bridge loans, which are loans taken out by borrowers for a short period (typically less than one year) pending arrangement of more permanent financing through, for example, the issuance of bonds, frequently high yield bonds issued for the purpose of acquisitions.

The types of loans and related investments in which the Portfolios may invest include, among others, senior loans, subordinated loans (including second lien loans, B-Notes and mezzanine loans), whole loans, commercial real estate and other commercial loans and structured loans. The Portfolios may originate loans or acquire direct interests in loans through primary loan distributions and/or in private transactions. In the case of subordinated loans, there may be significant indebtedness ranking ahead of the borrower’s obligation to the holder of such a loan, including in the event of the borrower’s insolvency. Mezzanine loans are typically secured by a pledge of an equity interest in the mortgage borrower that owns the real estate rather than an interest in a mortgage.

Investments in loans may include unfunded loan commitments, which are contractual obligations for funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Portfolio to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the committed amount may not be utilized by the borrower. When investing in a loan participation, a Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt of payments by the agent from the borrower. A Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Portfolio may receive a penalty fee upon the prepayment of a loan by a borrower. Fees earned or paid are recorded as a component of interest income or interest expense, respectively, on the Statements of Operations. Unfunded loan commitments, if any, are reflected as a liability on the Statements of Assets and Liabilities.

Mortgage-Related and Other Asset-Backed Securities directly or indirectly represent a participation in, or are secured by and payable from, loans on real property. Mortgage-related securities are interests in pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. Many of the risks of investing in mortgage-related securities secured by commercial mortgage loans reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants. These securities may be less liquid and may exhibit greater price

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volatility than other types of mortgage-related or other asset-backed securities. Other asset-backed securities are created from many types of assets, including, but not limited to, auto loans, accounts receivable such as credit card receivables and hospital account receivables, home equity loans, student loans, boat loans, mobile home loans, recreational vehicle loans, manufactured housing loans, aircraft leases, computer leases, syndicated bank loans, peer-to-peer loans and litigation finance loans. The Portfolios may invest in any level of the capital structure of an issuer of mortgage-backed or asset-backed securities, including the equity or “first loss” tranche.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs, CLOs and other CDOs are types of asset-backed securities. A CBO is a trust which is often backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Other CDOs are trusts backed by other types of assets representing obligations of various parties. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. In addition to the normal risks associated with fixed income securities discussed elsewhere in this report and each Portfolio’s offering memorandum and offering memorandum supplement (e.g., prepayment risk, credit risk, liquidity risk, market risk, structural risk, legal risk and interest rate risk (which may be exacerbated if the interest rate payable on a structured financing changes based on multiples of changes in interest rates or inversely to changes in interest rates)), CBOs, CLOs and other CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) risks related to the capability of the servicer of the securitized assets, (iv) the risk that a Portfolio may invest in CBOs, CLOs, or other CDOs that are subordinate to other classes, (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results, and (vi) the CDO’s manager may perform poorly.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that are collateralized by whole mortgage loans or private mortgage bonds and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. CMOs may be less liquid and may exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO class, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Payment In-Kind Securities may give the issuer the option at each interest payment date of making interest payments in either cash and/or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro rata adjustment from the unrealized appreciation (depreciation) on investments to interest receivable on the Statements of Assets and Liabilities.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933, as amended. Disposal of restricted investments may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted investments held by the Portfolios as of March 31, 2026, as applicable, are disclosed in the Notes to Schedules of Investments.

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Securities Issued by U.S. Government Agencies or Government-Sponsored Enterprises are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of a Portfolio’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government. FHLMC is a government sponsored corporation that issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

In June 2019, FNMA and FHLMC started issuing Uniform Mortgage-Backed Securities in place of their current offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and aligns the characteristics of FNMA and FHLMC certificates. The long-term effects that the Single Security Initiative may have on the market for TBA and other mortgage-backed securities are uncertain.

Roll-timing strategies can be used where a Portfolio seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and contemporaneously opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of

Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Portfolios to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Portfolios’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Portfolios and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Warrants are securities that are usually issued together with a debt security or preferred security and that give the holder the right to buy a proportionate amount of common stock at a specified price. Warrants normally have a life that is measured in years and entitle the holder to buy common stock of a company at a price that is usually higher than the market price at the time the warrant is issued. Warrants may entail greater risks than certain other types of investments. Generally, warrants do not carry the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. In addition, their value does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or before their expiration date. If the market price of the underlying stock does not exceed the exercise price during the life of the warrant, the warrant will expire worthless. Warrants may increase the potential profit or loss to be realized from the investment as compared with investing the same amount in the underlying securities. Similarly, the percentage increase or decrease in the value of an equity security warrant may be greater than the percentage increase or decrease in the value of the underlying common stock. Warrants may relate to the purchase of equity or debt securities. Debt obligations with warrants attached to purchase equity securities have many characteristics of convertible securities and their prices may, to some degree, reflect the performance of the underlying stock. Debt obligations also may be issued with warrants attached to purchase additional debt securities at the same coupon rate. A decline in interest rates would permit a Portfolio to sell such warrants at a profit. If interest rates rise, these warrants would generally expire with no value.

When-Issued Transactions are purchases or sales made on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market.

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Transactions to purchase or sell securities on a when-issued basis involve a commitment by a Portfolio to purchase or sell these securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Portfolio may sell when-issued securities before they are delivered, which may result in a realized gain (loss).

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Portfolios may enter into the borrowings and other financing transactions described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on a Portfolio’s ability to lend or borrow cash or securities to the extent permitted under the Act, which may be viewed as borrowing or financing transactions by a Portfolio. The location of these instruments in each Portfolio’s financial statements is described below.

(a) Repurchase Agreements Under the terms of a typical repurchase agreement, a Portfolio purchases an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed-upon price and time. In an open maturity repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. The underlying securities for all repurchase agreements are held by a Portfolio’s custodian or designated subcustodians (in the case of tri-party repurchase agreements). Traditionally, a Portfolio has used bilateral repurchase agreements wherein the underlying securities will be held by a Portfolio’s custodian. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Repurchase agreements, if any, including accrued interest, are included on the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Portfolio may pay a fee for the receipt of collateral, which may result in interest expense to a Portfolio.

(b) Reverse Repurchase Agreements In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by a Portfolio or counterparty at any time. A Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by a Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under reverse repurchase agreements.

(c) Sale-Buybacks A sale-buyback financing transaction consists of a sale of a security by a Portfolio to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. A Portfolio is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Portfolio are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the ‘price drop’. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Portfolio would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Portfolio and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of Operations. Interest payments based upon negotiated financing terms made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. A Portfolio will segregate assets determined to be liquid by the Adviser or will otherwise cover its obligations under sale-buyback transactions.

(d) Short Sales Short sales are transactions in which a Portfolio sells a security that it does not own in anticipation that the market price of that security will decline. A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities, (ii) to increase the flexibility of a Portfolio, (iii) for investment return, (iv) as part of a risk arbitrage strategy, and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. When a Portfolio makes a short sale, it will often borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. A Portfolio will ordinarily have to pay a fee or premium to borrow a security and be obligated to repay the lender of the security any dividend or interest that accrues on the

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Notes to Financial Statements	(Cont.)

security during the period of the loan. Securities sold in short sale transactions and the dividend or interest payable on such securities, if any, are reflected as payable for short sales on the Statements of Assets and Liabilities. Short sales expose a Portfolio to the risk that it will be required to cover its short position at a time when the security or other asset has appreciated in value, thus resulting in losses to a Portfolio. A short sale is “against the box” if a Portfolio holds in its portfolio or has the right to acquire the security sold short, or securities identical to the security sold short, at no additional cost. A Portfolio will be subject to additional risks to the extent that it engages in short sales that are not “against the box.” A Portfolio’s loss on a short sale could theoretically be unlimited in cases where the Portfolio is unable, for whatever reason, to close out its short position.

(e) Interfund Lending In accordance with an exemptive order (the “Order”) from the SEC, the Portfolios of the Trust may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Portfolio’s investment policies and restrictions. The Portfolios are currently permitted to borrow under the Interfund Lending Program. A lending portfolio may lend in aggregate up to 15% of its current net assets at the time of the interfund loan, but may not lend more than 5% of its net assets to any one borrowing portfolio through the Interfund Lending Program. A borrowing portfolio may not borrow through the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets (or any lower threshold provided for by the portfolio’s investment restrictions). If a borrowing portfolio’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interfund loan rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending portfolio and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended March 31, 2026, the Portfolios did not participate in the Interfund Lending Program.

6. FINANCIAL DERIVATIVE INSTRUMENTS

The Portfolios may enter into the financial derivative instruments described below to the extent permitted by each Portfolio’s respective investment policies.

The following disclosures contain information on how and why the Portfolios use financial derivative instruments, and how financial derivative instruments affect the Portfolios’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the net realized gain (loss) and net change in unrealized appreciation (depreciation) on the Statements of Operations, each categorized by type of financial derivative contract and related risk exposure, are included in a table in the Notes to Schedules of Investments. The financial derivative instruments outstanding as of period end and the amounts of net realized gain (loss) and net change in unrealized appreciation (depreciation) on financial derivative instruments during the period, as disclosed in the Notes to Schedules of Investments, serve as indicators of the volume of financial derivative activity for the Portfolios.

(a) Forward Foreign Currency Contracts may be engaged, in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Portfolio’s securities or as part of an investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily, and the change in value is recorded by a Portfolio as an unrealized gain (loss). Realized gains (losses) are equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain (loss) reflected on the Statements of Assets and Liabilities. In addition, a Portfolio could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. To mitigate such risk, cash or securities may be exchanged as collateral pursuant to the terms of the underlying contracts.

(b) Futures Contracts are agreements to buy or sell a security or other asset for a set price on a future date and are traded on an exchange. A Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Portfolio is required to deposit with its futures broker an amount of cash, U.S. Government and Agency Obligations, or select sovereign debt, in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and based on such movements in the price of the contracts, an appropriate payable or receivable for the change in value may be

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posted or collected by a Portfolio (“Futures Variation Margin”). Futures Variation Margins, if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Gains (losses) are recognized but not considered realized until the contracts expire or close. Futures contracts involve, to varying degrees, risk of loss in excess of the Futures Variation Margin included within exchange traded or centrally cleared financial derivative instruments on the Statements of Assets and Liabilities.

(c) Options Contracts may be written or purchased to enhance returns or to hedge an existing position or future investment. A Portfolio may write call and put options on securities and financial derivative instruments it owns or in which it may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. When a Portfolio writes a call or put, an amount equal to the premium received is recorded and subsequently marked to market to reflect the current value of the option written. These amounts are included on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains.

Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain (loss). Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (“call”) or purchased (“put”) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. A Portfolio pays a premium which is included as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) when the underlying transaction is executed.

Credit Default Swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Foreign Currency Options may be written or purchased to be used as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies.

Interest Rate Swaptions may be written or purchased to enter into a pre-defined swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

Options on Exchange-Traded Futures Contracts (“Futures Option”) may be written or purchased to hedge an existing position or future investment, for speculative purposes or to manage exposure to market movements. A Futures Option is an option contract in which the underlying instrument is a single futures contract.

Options on Securities may be written or purchased to enhance returns or to hedge an existing position or future investment. An option on a security uses a specified security as the underlying instrument for the option contract.

(d) Swap Agreements are bilaterally negotiated agreements between a Portfolio and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements may be privately negotiated in the over the counter market (“OTC swaps”) or may be cleared through a third party, known as a central counterparty or derivatives clearing organization (“Centrally Cleared Swaps”). A Portfolio may enter into asset, credit default, cross-currency, interest rate, total return, variance and other forms of swap agreements to manage its exposure to credit, currency, interest rate, commodity, equity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Centrally Cleared Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the central counterparty or derivatives clearing organization. Changes in market value, if any, are reflected as a

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component of net change in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps (“Swap Variation Margin”), if any, are disclosed within centrally cleared financial derivative instruments on the Statements of Assets and Liabilities. Centrally Cleared and OTC swap payments received or paid at the beginning of the measurement period are included on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). Upfront premiums received (paid) are initially recorded as liabilities (assets) and subsequently marked to market to reflect the current value of the swap. These upfront premiums are recorded as realized gain (loss) on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain (loss) on the Statements of Operations. Net periodic payments received or paid by a Portfolio are included as part of realized gain (loss) on the Statements of Operations.

For purposes of applying certain of a Portfolio’s investment policies and restrictions, swap agreements, like other derivative instruments, may be valued by a Portfolio at market value, notional value or full exposure value. In the case of a credit default swap, in applying certain of a Portfolio’s investment policies and restrictions, a Portfolio will value the credit default swap at its notional value or its full exposure value (i.e., the sum of the notional amount for the contract plus the market value), but may value the credit default swap at market value for purposes of applying certain of a Portfolio’s other investment policies and restrictions. For example, a Portfolio may value credit default swaps at full exposure value for purposes of a Portfolio’s credit quality guidelines (if any) because such value in general better reflects a Portfolio’s actual economic exposure during the term of the credit default swap agreement. As a result, a Portfolio may, at times, have notional exposure to an asset class (before netting) that is greater or lesser than the stated limit or restriction noted in a Portfolio’s offering memorandum. In this context, both the notional amount and the market value may be positive or negative depending on whether a Portfolio is selling or buying protection through the credit default swap. The manner in which certain securities or other instruments are valued by a Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.

Entering into swap agreements involves, to varying degrees, elements of interest, credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may fail to perform or meet an obligation or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates or the values of the asset upon which the swap is based.

A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk may be mitigated by having a master netting arrangement between a Portfolio and the counterparty and by the posting of collateral to a Portfolio to cover a Portfolio’s exposure to the counterparty.

To the extent a Portfolio has a policy to limit the net amount owed to or to be received from a single counterparty under existing swap agreements, such limitation only applies to counterparties to OTC swaps and does not apply to centrally cleared swaps where the counterparty is a central counterparty or derivatives clearing organization.

Asset Swap Agreements convert the cash flows from an underlying security from fixed coupon to floating coupon, floating coupon to fixed coupon, or from one currency to another. The terms and conditions of the asset swap are the same as for an interest rate swap. However, an asset swap is unique in that one interest payment is tied to cash flows from an investment, such as corporate bonds or sovereign issues. The other payment is typically tied to an alternative index, such as a floating rate or a rate denominated in a different currency.

Credit Default Swap Agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues are entered into to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the swap agreement, undergoes a certain credit event. As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio

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will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event that the referenced entity, obligation or index, as specified in the agreement, undergoes a certain credit event. Unlike credit default swaps on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues, deliverable obligations in most instances would be limited to the specific referenced obligation, or in some cases, specific tranches of the specified reference obligation, as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indexes involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indexes are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indexes may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets and/or various credit ratings within each sector. Credit indexes are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indexes changes periodically, usually every six months, and for most indexes, each name has an equal weight in the index. Credit default swaps on credit indexes may be used to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indexes are instruments for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign, U.S. municipal or U.S. Treasury issues as of period end, if any, are disclosed in the Notes to Schedules of Investments. They serve as an indicator of the current status of payment/performance risk and represent the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indexes, the quoted market prices and resulting values, as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap

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Notes to Financial Statements	(Cont.)

agreement outstanding as of period end for which a Portfolio is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

Interest Rate Swap Agreements  may be entered into to help hedge against interest rate risk exposure as the value of the fixed rate bonds that the Portfolios hold may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Portfolio may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Portfolio with another party for their respective commitment to pay or receive interest on the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the buyer pays an upfront fee in consideration for the right to early terminate the swap transaction in whole, at zero cost and at a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different segments of money markets.

Total Return Swap Agreements  are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Portfolio would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Portfolio would owe payments on any net positive total return and would receive payments in the event of a net negative total return.

7. PRINCIPAL AND OTHER RISKS

(a) Principal Risks

The principal risks of investing in a Portfolio, which could adversely affect its net asset value, yield and total return, are listed below.

Risks	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio

New Portfolio	—	—	—	—	—	—	—	—	—

Small Portfolio	X	X	X	X	X	X	X	X	X

Interest Rate	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X

High Yield	X	X	X	X	X	X	X	X	X

Market	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	X

Mortgage-Related and Other Asset-Backed Securities	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	X	X	X	X	X	X	X	X

Extension	X	X	X	X	X	X	X	X	X

Prepayment	X	X	X	X	X	X	X	X	X

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Risks	PIMCO ABS and Short-Term Investments Portfolio	PIMCO EM Bond and Short-Term Investments Portfolio	PIMCO High Yield and Short-Term Investments Portfolio	PIMCO Investment Grade Credit Bond Portfolio	PIMCO Long Duration Credit Bond Portfolio	PIMCO Low Duration Portfolio	PIMCO Moderate Duration Portfolio	PIMCO Mortgage and Short-Term Investments Portfolio	PIMCO Municipal Portfolio

Privately Issued Mortgage-Related Securities	X	X	X	X	X	X	X	X	X

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X

Issuer Non-Diversification	—	X	—	—	—	—	—	—	—

Leveraging	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X

AMT Bonds	X	X	X	X	X	X	X	X	X

California State-Specific	—	—	—	—	—	—	—	—	X

New York State-Specific	—	—	—	—	—	—	—	—	X

Municipal Project-Specific	—	—	—	—	—	—	—	—	X

Subsidiary	—	—	—	—	—	—	—	—	—

Short Exposure	X	X	X	X	X	X	X	X	X

Loan	—	—	—	—	—	—	—	—	—

Preferred Securities	—	—	—	—	—	—	—	—	—

Capital Securities	—	—	—	—	—	—	—	—	—

Risks	PIMCO Real Return Portfolio	PIMCO Sector Fund Series - AM	PIMCO Sector Fund Series - H	PIMCO Sector Fund Series - I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

New Portfolio	—	X	X	X	—	—	—	—	—	—

Small Portfolio	X	X	X	X	X	X	X	X	—	—

Interest Rate	X	X	X	X	X	X	X	X	X	X

Call	X	X	X	X	X	X	X	X	X	X

Credit	X	X	X	X	X	X	X	X	X	X

High Yield	X	—	X	—	X	X	X	X	—	—

Market	X	X	X	X	X	X	X	X	X	X

Issuer	X	X	X	X	X	X	X	X	X	X

Liquidity	X	X	X	X	X	X	X	X	X	X

Derivatives	X	X	X	X	X	X	X	X	X	X

Equity	X	X	X	X	X	X	X	X	—	—

Mortgage-Related and Other Asset- Backed Securities	X	X	X	X	X	X	X	X	X	X

Collateralized Loan Obligations	X	—	—	—	X	X	X	X	X	—

Extension	X	X	X	X	X	X	X	X	—	—

Prepayment	X	X	X	X	X	X	X	X	—	—

Privately Issued Mortgage- Related Securities	X	X	X	X	X	X	X	X	—	—

Foreign (Non-U.S.) Investment	X	X	X	X	X	X	X	X	X	X

Emerging Markets	X	X	X	X	X	X	X	X	X	X

Sovereign Debt	X	X	X	X	X	X	X	X	X	X

Currency	X	X	X	X	X	X	X	X	X	—

Issuer Non-Diversification	—	X	X	—	—	—	—	X	—	—

Leveraging	X	X	X	X	X	X	X	X	X	X

Management	X	X	X	X	X	X	X	X	X	X

AMT Bonds	X	—	—	—	X	X	X	X	—	—

California State-Specific	—	—	—	—	—	—	—	—	—	—

New York State-Specific	—	—	—	—	—	—	—	—	—	—

Municipal Project-Specific	—	—	—	—	—	—	—	—	—	—

Subsidiary	—	—	—	—	—	—	—	X	X	X

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Notes to Financial Statements	(Cont.)

Risks	PIMCO Real Return Portfolio	PIMCO Sector Fund Series - AM	PIMCO Sector Fund Series - H	PIMCO Sector Fund Series - I	PIMCO Short-Term Portfolio	PIMCO Short-Term Floating NAV Portfolio II	PIMCO U.S. Government and Short-Term Investments Portfolio	PIMCO International Portfolio	PIMCO Short Asset Portfolio	PIMCO Short-Term Floating NAV Portfolio III

Short Exposure	X	X	X	X	X	X	X	X	—	X

Loan	—	X	X	X	—	—	—	—	—	—

Preferred Securities	—	X	X	X	—	—	—	—	—	—

Capital Securities	—	X	X	X	—	—	—	—	—	—

Please see “Description of Principal Risks” in a Portfolio’s offering memorandum for a more detailed description of the risks of investing in a Portfolio.

New Portfolio Risk is the risk that a new portfolio’s performance may not represent how the portfolio is expected to or may perform in the long term. In addition, new portfolios have limited operating histories for investors to evaluate and new portfolios may not attract sufficient assets to achieve investment and trading efficiencies.

Small Portfolio Risk is the risk that a smaller portfolio may not achieve investment or trading efficiencies or may be limited in ability to participate in certain investment opportunities due to its size. Additionally, a smaller portfolio may be more adversely affected by large purchases or redemptions by investors.

Interest Rate Risk is the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields.

Call Risk is the risk that an issuer may exercise its right to redeem a fixed income security earlier than expected (a call). Issuers may call outstanding securities prior to their maturity for a number of reasons including declining interest rates, changes in credit spreads and improvements in the issuer’s credit quality. If an issuer calls a security that a Portfolio has invested in, the Portfolio may not recoup the full amount of its initial investment or may not realize the full anticipated earnings from the investment and may be forced to reinvest in lower-yielding securities, securities with greater credit risks or securities with other, less favorable features.

Credit Risk is the risk that a Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract, a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

High Yield Risk is the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity.

Market Risk is the risk that the value of securities owned by a Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors.

Issuer Risk is the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services.

Liquidity Risk is the risk that a particular investment may be difficult to purchase or sell and that a Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income portfolios may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of a Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings.

Derivatives Risk is the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose a Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for a

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Portfolio. A Portfolio’s use of derivatives or other similar investments may result in losses to a Portfolio, a reduction in a Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally-cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with a Portfolio’s clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact a Portfolio’s ability to invest in derivatives, limit a Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and a Portfolio’s performance.

Equity Risk is the risk that the value of equity or equity-related securities, such as common stocks and preferred securities, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity or equity-related securities generally have greater price volatility than fixed income securities. In addition, preferred securities may be subject to greater credit risk or other risks, such as risks related to deferred and omitted distributions, limited voting rights, liquidity, interest rates, regulatory changes and special redemption rights.

Mortgage-Related and Other Asset-Backed Securities Risk is the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk, prepayment risk and credit risk. A Portfolio may invest in any tranche of mortgage-related and other asset-backed securities, including junior and/or equity tranches (to the extent consistent with the Portfolio’s guidelines), which generally carry higher levels of the foregoing risks.

Collateralized Loan Obligations Risk is the risk that investing in collateralized loan obligations (“CLOs”) and other similarly structured investments exposes a Portfolio to heightened credit risk, interest rate risk, liquidity risk, market risk and prepayment and extension risk, as well as the risk of default on the underlying asset. In addition, investments in CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) risks related to the capability of the servicer of the securitized assets; (iv) the risk that a Portfolio may invest in tranches of CLOs that are subordinate to other tranches; (v) the structure and complexity of the transaction and the legal documents may not be fully understood at the time of investment and could lead to disputes with the issuer or among investors regarding the characterization of proceeds or unexpected investment results; and (vi) the CLO’s manager may perform poorly.

Extension Risk is the risk that, in periods of rising interest rates, issuers of mortgage-related and other asset-backed securities may pay principal later than expected, which may reduce the value of a Portfolio’s investment in such securities and may prevent a Portfolio from receiving higher interest rates on proceeds reinvested.

Prepayment Risk is the risk that, in periods of declining interest rates, issuers of mortgage-related and other asset-backed securities may pay principal more quickly than expected, which results in a Portfolio foregoing future interest income on the portion of the principal repaid early and may result in a Portfolio being forced to reinvest investment proceeds at lower interest rates.

Privately Issued Mortgage-Related Securities Risk is the risk of non-payment because there are no direct or indirect government or agency guarantees of payments in the pools created by non-governmental issuers.

Foreign (Non-U.S.) Investment Risk is the risk that investing in foreign (non-U.S.) securities may result in a Portfolio experiencing more rapid and extreme changes in value than a portfolio that invests exclusively in securities of U.S. companies, due to smaller or less developed markets, differing financial reporting, accounting, corporate governance and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable U.S. or foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, political changes, diplomatic developments, trade restrictions (including tariffs) or the imposition of sanctions and other similar measures. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Emerging Markets Risk is the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk.

Sovereign Debt Risk is the risk that investments in fixed income instruments issued by sovereign entities may decline in value as a result of default or other adverse credit events resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Currency Risk is the risk that foreign (non-U.S.) currencies may fluctuate in value relative to the U.S. dollar, which can affect the value of a Portfolio’s investments in foreign (non-U.S.) currencies or in

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Notes to Financial Statements	(Cont.)

securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies.

Issuer Non-Diversification Risk is the risk of focusing investments on a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are “non-diversified” may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than portfolios that are “diversified.”

Leveraging Risk is the risk that certain transactions of a Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing a Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase a Portfolio’s sensitivity to interest rate changes and other market risks.

Management Risk is the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing a Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of a Portfolio will be achieved.

AMT Bonds Risk is the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose a Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of a Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability.

California State-Specific Risk is the risk that by focusing its investments in California municipal bonds, the Portfolio may be affected significantly by economic, regulatory, social, environmental or political developments affecting the ability of California issuers to pay interest or repay principal.

New York State-Specific Risk is the risk that by focusing its investments in New York municipal bonds, the Portfolio may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal.

Municipal Project-Specific Risk is the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state.

Subsidiary Risk is the risk that, by investing in a Subsidiary, a Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiaries are not registered under the Act and may not be subject to all the investor protections of the Act. There is no guarantee that the investment objective of a Subsidiary will be achieved.

Short Exposure Risk is the risk of entering into short sales or other short positions, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale or other short position will not fulfill its contractual obligations, causing a loss to a Portfolio.

Loan Risk is the risk that investing in loans exposes a Portfolio to heightened credit risk, call risk, settlement risk and liquidity risk. If an issuer of a loan prepays or redeems the loan prior to maturity, a Portfolio may have to reinvest the proceeds in instruments that pay lower interest rates. To the extent a Portfolio invests in loans that are covenant-lite obligations, the Portfolio may have fewer rights against a borrower (e.g., covenant-lite obligations may contain fewer maintenance covenants than other obligations, or no maintenance covenants) and may have a greater risk of loss on such investments as compared to investments in traditional loans.

Preferred Securities Risk is the risk that preferred securities may be subject to greater credit or other risks than senior debt instruments. In addition, preferred securities are subject to other risks, such as risks related to deferred and omitted distributions, limited or no voting rights, liquidity constraints, interest rate changes, regulatory or tax changes and special redemption or call rights.

Capital Securities Risk is the risk that the value of capital securities, which may be in the form of debt, equity, or a hybrid thereof, issued by U.S. and non-U.S. financial institutions to satisfy their regulatory capital requirements may decline in response to changes in legislation and

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regulations applicable to financial institutions and financial markets, increased competition, adverse changes in general or industry-specific economic conditions, or unfavorable interest rates. Subordinated and hybrid securities in particular are also subject to the risk of ranking junior to other creditors in the event of a liquidation or other bankruptcy-related event, the risk that principal amount due can be written down to a lesser amount (including potentially to zero), and the general risks applicable to fixed income investments, including interest rate risk, credit risk, market risk and liquidity risk, and equity investments, any of which could result in losses to a Portfolio. Changes to regulatory capital requirements or related supervisory guidance may affect the value, ranking, or terms of capital securities. By investing under normal circumstances at least 80% of its assets in a combination of preferred securities and capital securities, a Portfolio will be more susceptible to these risks than a portfolio that does not invest in capital securities to the same extent as a Portfolio.

(b) Other Risks

In general, a Portfolio may be subject to additional risks, including, but not limited to, risks related to government regulation and intervention in financial markets, operational risks, risks associated with financial, economic and global market disruptions, and cyber security risks. Please see a Portfolio’s offering memorandum and offering memorandum supplement for a more detailed description of the risks of investing in a Portfolio. Please see the Important Information section of this report for additional discussion of certain regulatory and market developments that may impact a Portfolio’s performance.

Market Disruptions Risk A Portfolio is subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including those arising from actual or threatened war or armed conflicts, military conflicts, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government interventions, defaults and shutdowns, political and regulatory changes or diplomatic developments or the imposition of sanctions and other measures, including the imposition of tariffs, or other U.S. economic policies and any related public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), bank failures and natural/ environmental disasters, which can all negatively impact the securities markets and cause a Portfolio to lose value. These events can also impair the technology and other operational systems upon which a Portfolio’s service providers, including PIMCO as a Portfolio’s investment adviser, rely, and could otherwise disrupt a Portfolio’s service providers’ ability to fulfill their obligations to a Portfolio.

Government Intervention in Financial Markets Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which a Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Portfolio itself is regulated. Such legislation or regulation could limit or preclude a Portfolio’s ability to achieve its investment objective. Also, while such legislation or regulations are intended to strengthen markets, systems and public finances, they could affect portfolio expenses and the value of portfolio investments in unpredictable ways. Furthermore, volatile financial markets can expose a Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Portfolio. The value of a Portfolio’s holdings is also generally subject to the risk of future local, national, or global economic disturbances based on unknown weaknesses in the markets in which a Portfolio invests. In addition, it is not certain that the U.S. Government will intervene in response to a future market disturbance and the effect of any such future intervention cannot be predicted. It is difficult for issuers to prepare for the impact of future financial downturns, although companies can seek to identify and manage future uncertainties through risk management programs.

Regulatory Risk Financial entities, such as investment companies and investment advisers, are generally subject to extensive government regulation and intervention. Government regulation and/or intervention may change the way a Portfolio is regulated, affect the expenses incurred directly by a Portfolio and the value of its investments, and limit and/or preclude a Portfolio’s ability to achieve its investment objective. Government regulation may change frequently and may have significant adverse consequences. Moreover, government regulation may have unpredictable and unintended effects.

Operational Risk An investment in a Portfolio, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on a Portfolio. While a Portfolio seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Portfolio.

Cyber Security Risk As the use of complex information technology and communication systems, including cloud-based technology, has become more prevalent and interconnected in the course of business, the Portfolios have become potentially more susceptible to operational and information security risks resulting from breaches in cyber security despite the efforts of PIMCO, a Portfolio, or their service providers to adopt technologies, processes, and practices intended to mitigate these risks. Disruptions or failures that affect service providers, counterparties,

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Notes to Financial Statements	(Cont.)

market participants, or issuers of securities that are held by a Portfolio may adversely affect PIMCO or a Portfolio, including by causing losses or impairing PIMCO’s or a Portfolio’s operations. A breach in cyber security refers to both intentional and unintentional cyber events that may, among other things, cause a Portfolio to lose proprietary information, suffer data corruption and/or destruction or lose operational capacity, result in the unauthorized release or other misuse of confidential information, or otherwise disrupt normal business operations. Geopolitical tensions can increase the scale and sophistication of deliberate cybersecurity attacks, particularly those from nation-states or from entities with nation-state backing, who may desire to use cybersecurity attacks to cause damage or create leverage against geopolitical rivals. Cyber security failures or breaches may result in financial losses to a Portfolio and its shareholders. These failures or breaches may also result in disruptions to business operations, potentially resulting in financial losses; interference with a Portfolio’s ability to calculate its net asset value, process shareholder transactions or otherwise transact business with shareholders; impediments to trading; violations of applicable privacy and other laws; regulatory fines; penalties; third-party claims in litigation; reputational damage; reimbursement or other compensation costs; additional compliance and cyber security risk management costs and other adverse consequences. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. There is also a risk that cyber security breaches may not be detected. The Portfolios and their shareholders may suffer losses as a result of a cyber security breach related to the Portfolios, their service providers, trading counterparties or the issuers in which a Portfolio invests.

8. MASTER NETTING ARRANGEMENTS

A Portfolio may be subject to various netting arrangements (“Master Agreements”) with select counterparties. Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Each type of Master Agreement governs certain types of transactions. Different types of transactions may be traded out of different legal entities or affiliates of a particular organization, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Portfolio to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes, the Statements of Assets and Liabilities generally present derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under most Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Bills and U.S. dollar cash are generally the preferred forms of collateral, although other securities may be used depending on the terms outlined in the applicable Master Agreement. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of Investments at value (securities) or Deposits with counterparty. Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the Statements of Assets and Liabilities as Deposits from counterparty. The market value of any securities received as collateral is not reflected as a component of NAV. A Portfolio’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern bilateral repurchase, reverse repurchase and certain sale-buyback transactions between a Portfolio and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default and maintenance of collateral. The market value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA securities, delayed-delivery or certain sale-buyback transactions by and between a Portfolio and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination and maintenance of collateral. The market value of forward settling transactions, collateral pledged or received, and the net exposure by counterparty as of period end is disclosed in the Notes to Schedules of Investments.

Customer Account Agreements and related addenda govern cleared derivatives transactions such as futures, options on futures and cleared OTC derivatives. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. In the United States,

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counterparty risk may be reduced as creditors of an FCM cannot have a claim to Portfolio assets in the segregated account. FCM customers, such as the Portfolios, are permitted to transfer their customer account (and cleared derivative transactions held in such customer account) from one FCM to another FCM. Upon completion of the transfer, the customer maintains the same economic position with respect to the outstanding exposure. As such, these transfers are not recognized as dispositions and reacquisitions of the affected derivative positions. Variation margin, which reflects changes in market value, is generally exchanged daily, but may not be netted between futures and cleared OTC derivatives unless the parties have agreed to a separate arrangement in respect of portfolio margining. The porting of exposure between FCMs has no impact on the market value or accumulated unrealized appreciation (depreciation), initial margin posted, and any unsettled variation margin; these values as of period end are disclosed in the Notes to Schedules of Investments.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of listed equity option transactions or short sales of equity securities between a Portfolio and selected counterparties. The arrangements provide guidelines surrounding the rights, obligations and other events, including, but not limited to, margin, execution and settlement. These agreements maintain provisions for, among other things, payments, maintenance of collateral, events of default and termination. Margin and other assets delivered as collateral are typically in the possession of the prime broker and would offset any obligations due to the prime broker. The market values of listed options and securities sold short and related collateral are disclosed in the Notes to Schedules of Investments.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by a Portfolio with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. The ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level or as required by regulation. Similarly, if required by regulation, the Portfolios may be required to post additional collateral beyond coverage of daily exposure. These amounts, if any, may (or if required by law, will) be segregated with a third-party custodian. To the extent the Portfolios are required by regulation to post additional collateral beyond coverage of daily exposure, they could potentially incur costs, including in procuring eligible assets to meet collateral requirements, associated with such posting. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Notes to Schedules of Investments.

9. FEES AND EXPENSES

(a) Investment Advisory Fee PIMCO is a majority-owned subsidiary of Allianz Asset Management of America LLC (“Allianz Asset Management”) and serves as the Adviser to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for each Portfolio is charged at an annual rate as noted in the table in note (b) below.

(b) Supervisory and Administrative Fee PIMCO serves as administrator (the “Administrator”) and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each Portfolio’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory Fees and Supervisory and Administrative Fees for each Portfolio are charged at the annual rate as noted in the following table (calculated as a percentage of each Portfolio’s average daily net assets attributable to each Portfolio):

Portfolio Name	Investment Advisory Fee	Supervisory and Administrative Fee

PIMCO ABS and Short-Term Investments Portfolio	0.02%	0.03%

PIMCO EM Bond and Short-Term Investments Portfolio	0.02%	0.10%

PIMCO High Yield and Short-Term Investments Portfolio	0.02%	0.03%

PIMCO Investment Grade Credit Bond Portfolio	0.02%	0.03%

PIMCO Long Duration Credit Bond Portfolio	0.02%	0.03%

PIMCO Low Duration Portfolio	0.02%	0.03%

PIMCO Moderate Duration Portfolio	0.02%	0.03%

PIMCO Mortgage and Short-Term Investments Portfolio	0.02%	0.03%

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Notes to Financial Statements	(Cont.)

Portfolio Name	Investment Advisory Fee		Supervisory and Administrative Fee

PIMCO Municipal Portfolio	0.02%		0.03%

PIMCO Real Return Portfolio	0.02%		0.03%

PIMCO Sector Fund Series - AM	0.02%		0.03%

PIMCO Sector Fund Series - H	0.02%		0.03%

PIMCO Sector Fund Series - I	0.02%		0.03%

PIMCO Short-Term Portfolio	0.02%		0.03%

PIMCO Short-Term Floating NAV Portfolio II	0.02%		0.03%

PIMCO U.S. Government and Short-Term Investments Portfolio	0.02%		0.03%

PIMCO International Portfolio	0.02%		0.10%

PIMCO Short Asset Portfolio	0.00%	(1)	0.00%

PIMCO Short-Term Floating NAV Portfolio III	0.00%	(1)	0.00%

(1)

By investing in the Portfolio, each investing fund agrees that 0.005% of the fee that each investing fund is currently obligated to pay PIMCO under its investment advisory contract will be designated as compensation for the investment advisory services PIMCO provides to the Portfolio.

(c) Portfolio Expenses PIMCO provides or procures supervisory and administrative services for shareholders and also bears the costs of various third-party services required by the Portfolios, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Portfolios are responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders, or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses (including, without limitation, fees and expenses of outside legal counsel or third-party consultants retained in connection with reviewing, negotiating and structuring specialized loans and other investments made by a Portfolio, and any costs associated with originating loans, asset securitizations, alternative lending-related strategies and so-called “broken-deal costs” (e.g., fees, costs, expenses and liabilities, including, for example, due diligence related fees, costs, expenses and liabilities, with respect to unconsummated investments)); (iv) costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit (except the PIMCO Short Asset Portfolio); (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organizational and offering expenses of the Trust and the Portfolios, and any other expenses which are capitalized in accordance with generally accepted accounting principles (except the PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III); and (viii) any expenses allocated or allocable to a specific class of shares. The ratio of expenses to average net assets, as disclosed on the Financial Highlights, may differ from the annual portfolio operating expenses.

(d) Remuneration Paid to Directors, Officers and Others (N-CSR Item 10) The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates. The pro rata share of Trustee fees for each Portfolio is reflected on the Statements of Operations as Trustee fees.

(e) Expense Limitation Pursuant to the Expense Limitation Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive a portion of each Portfolio’s Supervisory and Administrative Fee (except the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III), or reimburse each Portfolio, to the extent that each Portfolio’s organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata share of Trustee fees exceed 0.00049% (the “Expense Limit”). The Expense Limitation Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The waiver, if any, is reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO.

Pursuant to an Advisory Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive the advisory fee it receives from PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I by 0.02% of the average daily net assets of the applicable Portfolio. This Advisory Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

Pursuant to a Supervisory and Administrative Fee Waiver Agreement, PIMCO has contractually agreed, through July 31, 2026, to waive the supervisory and administrative fee it receives from PIMCO Sector Fund Series - AM, PIMCO Sector Fund Series - H and PIMCO Sector Fund Series - I by 0.03% of the average daily net assets of the applicable Portfolio. This Supervisory and Administrative Fee Waiver Agreement will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term.

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Pursuant to the Advisory Fee Waiver Agreement and Supervisory and Administrative Fee Waiver Agreement, waiver amounts are reflected on the Statements of Operations as a component of Waiver and/or Reimbursement by PIMCO. As of March 31,2026, the Portfolios below waived and/or reimbursed the following fees (amounts in thousands†):

Portfolio Name	Waived Fees

PIMCO Sector Fund Series - AM	$26

PIMCO Sector Fund Series - H	37

PIMCO Sector Fund Series - I	1,520

†	A zero balance may reflect actual amounts rounding to less than one thousand.

In any month in which the supervision and administration agreement is in effect, PIMCO is entitled to reimbursement by each Portfolio (except the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III) of any portion of the supervisory and administrative fee waived or reimbursed pursuant to the Expense Limitation Agreement (the “Reimbursement Amount”) within thirty-six months of the time of the waiver, provided that such amount paid to PIMCO will not: i) together with any organizational expenses, pro rata share of expenses related to obtaining or maintaining a Legal Entity Identifier and pro rata Trustee fees, exceed, for such month, the Expense Limit (or the amount of the expense limit in place at the time the amount being recouped was originally waived if lower than the Expense Limit); ii) exceed the total Reimbursement Amount; or iii) include any amounts previously reimbursed to PIMCO. The recoverable amounts to PIMCO as of March 31, 2026, were as follows (amounts in thousands†):

	Expiring within			Total
Portfolio Name	12 months	13 -24 months	25 - 36 months

PIMCO ABS and Short-Term Investments Portfolio	$0	$3	$51	$54

PIMCO EM Bond and Short-Term Investments Portfolio	1	3	3	7

PIMCO High Yield and Short-Term Investments Portfolio	1	1	1	3

PIMCO Investment Grade Credit Bond Portfolio	0	17	17	34

PIMCO Long Duration Credit Bond Portfolio	0	138	171	309

PIMCO Low Duration Portfolio	0	3	15	18

PIMCO Moderate Duration Portfolio	0	11	23	34

PIMCO Mortgage and Short-Term Investments Portfolio	6	9	7	22

PIMCO Municipal Portfolio	0	1	1	2

PIMCO Real Return Portfolio	0	0	3	3

PIMCO Sector Fund Series - I	0	0	5	5

PIMCO Short-Term Portfolio	1	1	2	4

PIMCO Short-Term Floating NAV Portfolio II	0	23	66	89

PIMCO U.S. Government and Short-Term Investments Portfolio	5	11	8	24

PIMCO International Portfolio	1	4	3	8

†	A zero balance may reflect actual amounts rounding to less than one thousand.

(f) Distributor PIMCO Investments LLC, a wholly-owned subsidiary of PIMCO, serves as the distributor (“Distributor”) of the Trust’s shares.

10. RELATED PARTY TRANSACTIONS

The Adviser, Administrator and Distributor are related parties. Fees paid to these parties are disclosed in Note 9, Fees and Expenses, and the accrued related party fee amounts are disclosed on the Statements of Assets and Liabilities.

Certain Portfolios are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Portfolios from or to another fund or portfolio that are, or could be, considered an affiliate, or an affiliate of an affiliate, by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with applicable SEC rules and interpretations under the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Purchases and sales of securities pursuant to applicable SEC rules and interpretations under the Act for the period ended March 31, 2026, were as follows (amounts in thousands†):

Portfolio Name	Purchases	Sales	Realized Gain/(Loss)

PIMCO Low Duration Portfolio	$2,371	$0	$0

PIMCO Moderate Duration Portfolio	644	0	0

PIMCO Municipal Portfolio	6,267	6,640	(369)

†	A zero balance may reflect actual amounts rounding to less than one thousand.

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Notes to Financial Statements	(Cont.)

11. GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee or officer of the Trust is indemnified and each employee or other agent of the Trust (including the Trust’s investment manager) may be indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts.

12. PURCHASES AND SALES OF SECURITIES

The length of time a Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Portfolio is known as “portfolio turnover.” Each Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective(s), particularly during periods of volatile market movements. High portfolio turnover may involve correspondingly greater transaction costs, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which are borne by a Portfolio. Frequent and active trading of a Portfolio’s holdings may cause adverse tax consequences for shareholders due to an increase in short-term capital gains and may also adversely impact the Portfolio’s after-tax returns. The transaction costs associated with portfolio turnover may adversely affect a Portfolio’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2026 were as follows (amounts in thousands†):

	U.S. Government/Agency		All Other

Portfolio Name	Purchases	Sales	Purchases	Sales

PIMCO ABS and Short-Term Investments Portfolio	$76,907,338	$76,287,497	$2,543,896	$782,569

PIMCO EM Bond and Short-Term Investments Portfolio	0	0	174,676	142,714

PIMCO High Yield and Short-Term Investments Portfolio	1,561	1,505	81,439	83,776

PIMCO Investment Grade Credit Bond Portfolio	4,110,283	4,167,959	693,811	890,539

PIMCO Long Duration Credit Bond Portfolio	80,150,383	80,722,133	3,906,191	3,391,452

PIMCO Low Duration Portfolio	1,837,209	1,588,401	241,455	231,994

PIMCO Moderate Duration Portfolio	9,475,348	9,370,515	408,892	336,912

PIMCO Mortgage and Short-Term Investments Portfolio	54,916,548	55,296,852	19,330	31,947

PIMCO Municipal Portfolio	0	0	18,469	19,289

PIMCO Real Return Portfolio	190,058	153,853	0	0

PIMCO Sector Fund Series - AM	963,996	960,465	906	0

PIMCO Sector Fund Series - H	0	0	83,167	25,332

PIMCO Sector Fund Series - I	4,318,577	4,577,884	1,575,894	1,109,299

PIMCO Short-Term Portfolio	1,842,583	1,825,318	72,719	15,622

PIMCO Short-Term Floating NAV Portfolio II	273,491	144,302	960,497	847,713

PIMCO U.S. Government and Short-Term Investments Portfolio	211,606	170,621	19,200	35,325

PIMCO International Portfolio	0	0	202,580	224,868

PIMCO Short Asset Portfolio	613,011	98,431	3,066,415	2,271,182

PIMCO Short-Term Floating NAV Portfolio III	8,314,663	6,122,737	2,416,330	1,975,307

†	A zero balance may reflect actual amounts rounding to less than one thousand.

13. SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.01 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands†):

	PIMCO ABS and Short-Term Investments Portfolio				PIMCO EM Bond and Short-Term Investments Portfolio

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	162,536	$1,935,370	172,226	$2,025,164	5,593	$54,299	2,091	$18,944
Issued as reinvestment of distributions	37,011	438,410	33,175	386,614	4,938	47,058	516	4,887
Cost of shares redeemed	(97,759)	(1,167,737)	(62,077)	(731,602)	(4,100)	(39,917)	(10,355)	(94,280)

Net increase (decrease) resulting from Portfolio share transactions	101,788	$1,206,043	143,324	$1,680,176	6,431	$61,440	(7,748)	$(70,449)

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	PIMCO High Yield and Short-Term Investments Portfolio				PIMCO Investment Grade Credit Bond Portfolio

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	1,952	$14,037	657	$4,632	42,649	$391,254	26,141	$234,138
Issued as reinvestment of distributions	1,916	13,710	1,109	7,817	12,748	116,463	15,944	142,885
Cost of shares redeemed	(2,489)	(17,891)	(4,018)	(28,526)	(39,727)	(362,531)	(159,398)	(1,444,636)

Net increase (decrease) resulting from Portfolio share transactions	1,379	$9,856	(2,252)	$(16,077)	15,670	$145,186	(117,313)	$(1,067,613)

	PIMCO Long Duration Credit Bond Portfolio				PIMCO Low Duration Portfolio

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	711,478	$6,787,693	864,471	$8,201,041	21,239	$204,680	26,318	$252,108
Issued as reinvestment of distributions	151,409	1,439,984	139,527	1,321,504	9,591	92,347	11,470	109,228
Cost of shares redeemed	(620,674)	(5,902,975)	(902,438)	(8,645,510)	(15,113)	(146,402)	(25,844)	(247,200)

Net increase (decrease) resulting from Portfolio share transactions	242,213	$2,324,702	101,560	$877,035	15,717	$150,625	11,944	$114,136

	PIMCO Moderate Duration Portfolio				PIMCO Mortgage and Short-Term Investments Portfolio

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	33,349	$304,017	44,749	$404,006	20,567	$166,185	8,454	$66,711
Issued as reinvestment of distributions	17,756	162,522	16,230	145,851	6,324	51,080	7,524	58,450
Cost of shares redeemed	(27,068)	(248,934)	(39,593)	(357,025)	(15,444)	(123,891)	(50,939)	(406,550)

Net increase (decrease) resulting from Portfolio share transactions	24,037	$217,605	21,386	$192,832	11,447	$93,374	(34,961)	$(281,389)

	PIMCO Municipal Portfolio				PIMCO Real Return Portfolio

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	2,411	$14,302	809	$4,923	5,463	$65,822	13,984	$166,841
Issued as reinvestment of distributions	868	5,122	579	3,513	1,821	21,943	1,227	14,628
Cost of shares redeemed	(2,133)	(12,603)	(4,119)	(25,133)	(4,017)	(48,760)	(8,075)	(96,703)

Net increase (decrease) resulting from Portfolio share transactions	1,146	$6,821	(2,731)	$(16,697)	3,267	$39,005	7,136	$84,766

	PIMCO Sector Fund Series - AM				PIMCO Sector Fund Series - H

	Year Ended 03/31/2026		Inception date through 03/31/2025(a)		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	0	$0	10,479	$106,020	7,351	$77,352	0	$0
Issued as reinvestment of distributions	249	2,518	218	2,163	419	4,371	228	2,310
Cost of shares redeemed	0	0	(5,625)	(56,533)	(452)	(4,716)	0	0

Net increase (decrease) resulting from Fund share transactions	249	$2,518	5,072	$51,650	7,318	$77,007	228	$2,310

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	235

Notes to Financial Statements	(Cont.)

	PIMCO Sector Fund Series – I				PIMCO Short-Term Portfolio

	03/31/2026		03/31/2025		03/31/2026		03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	99,845	$1,013,928	201,042	$2,004,675	0	$0	0	$0
Issued as reinvestment of distributions	18,303	184,554	10,927	108,350	1,239	11,500	1,329	11,872
Cost of shares redeemed	(81,773)	(828,743)	(54,809)	(549,237)	(659)	(6,946)	(4,410)	(39,518)

Net increase (decrease) resulting from Fund share transactions	36,375	$369,739	157,160	$1,563,788	580	$4,554	(3,081)	$(27,646)

	PIMCO Short-Term Floating NAV Portfolio II				PIMCO U.S. Government and Short-Term Investments Portfolio

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	7,163,303	$71,752,497	5,946,206	$59,560,768	29,612	$188,073	12,654	$78,895
Issued as reinvestment of distributions	44,252	443,254	40,938	410,058	6,972	44,427	7,781	48,263
Cost of shares redeemed	(6,975,764)	(69,874,077)	(5,886,375)	(58,961,337)	(22,022)	(140,491)	(121,607)	(790,740)

Net increase (decrease) resulting from Portfolio share transactions	231,791	$2,321,674	100,769	$1,009,489	14,562	$92,009	(101,172)	$(663,582)

	PIMCO International Portfolio (Consolidated)				PIMCO Short Asset Portfolio (Consolidated)

	Year Ended 03/31/2026		Year Ended 03/31/2025		Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Receipts for shares sold	12,983	$79,183	4,076	$25,653	191,300	$1,877,081	133,295	$1,303,168
Issued as reinvestment of distributions	9,619	58,910	2,247	14,217	28,569	280,211	29,629	289,531
Cost of shares redeemed	(9,701)	(60,946)	(19,652)	(124,116)	(135,339)	(1,325,463)	(82,920)	(810,108)

Net increase (decrease) resulting from Portfolio share transactions	12,901	$77,147	(13,329)	$(84,246)	84,530	$831,829	80,004	$782,591

	PIMCO Short-Term Floating NAV Portfolio III (Consolidated)

	Year Ended 03/31/2026		Year Ended 03/31/2025

	Shares	Amount	Shares	Amount
Receipts for shares sold	22,097,181	$215,184,455	23,442,607	$228,171,700
Issued as reinvestment of distributions	115,127	1,121,113	80,439	782,927
Cost of shares redeemed	(22,546,347)	(219,563,714)	(23,167,043)	(225,485,918)

Net increase (decrease) resulting from Portfolio share transactions	(334,039)	$(3,258,146)	356,003	$3,468,709

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Inception date of the Portfolio was July 19, 2024.

236	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2026

The following table discloses the number of persons who owned of record or beneficially 10% or more of the outstanding shares of a Portfolio along with their respective percent ownership, if any, as of March 31, 2026. Some of these shareholders may be considered related parties, which may include, but are not limited to, the investment adviser and its affiliates, affiliated broker dealers, fund of funds and directors or employees of the Trust or Adviser.

	Shareholders that own 10% or more of outstanding shares		Total percentage of portfolio held by shareholders that own 10% or more of outstanding shares

Portfolio Name	Non-Related Parties	Related Parties	Non-Related Parties	Related Parties

PIMCO EM Bond and Short-Term Investments Portfolio	1	0	18%	0%

PIMCO High Yield and Short-Term Investments Portfolio	2	0	26%	0%

PIMCO Investment Grade Credit Bond Portfolio	1	0	17%	0%

PIMCO Mortgage and Short-Term Investments Portfolio	1	0	20%	0%

PIMCO Municipal Portfolio	1	0	20%	0%

PIMCO Real Return Portfolio	1	0	20%	0%

PIMCO Sector Fund Series - AM	3	0	100%	0%

PIMCO Sector Fund Series - H	2	0	80%	0%

PIMCO Sector Fund Series - I	1	0	30%	0%

PIMCO Short-Term Portfolio	3	0	37%	0%

PIMCO Short-Term Floating NAV Portfolio II	1	0	13%	0%

PIMCO U.S. Government and Short-Term Investments Portfolio	1	0	19%	0%

PIMCO International Portfolio	1	0	21%	0%

PIMCO Short Asset Portfolio	0	3	0%	58%

PIMCO Short-Term Floating NAV Portfolio III	0	2	0%	36%

14. BASIS FOR CONSOLIDATION

The Subsidiaries, each a Delaware limited liability company, were incorporated as wholly-owned subsidiaries acting as investment vehicles for the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III, respectively (each, a “Consolidated Portfolio”), in order to effect certain investments for each Consolidated Portfolio consistent with each Consolidated Portfolio’s investment objectives and policies as specified in each Portfolio’s offering memorandum and offering memorandum supplement. Each Consolidated Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Portfolio and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Portfolio and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the respective Subsidiary, with the intent that each Consolidated Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiary. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Portfolio.

Portfolio Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Portfolio Net Assets†
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	21.5%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.1%
PIMCO Short-Term Floating NAV III	PIMCO Short-Term Floating NAV III Subsidiary, LLC	03/20/2014	1.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	237

Notes to Financial Statements	(Cont.)

15. REGULATORY AND LITIGATION MATTERS

The Portfolios are not named as defendants in any material litigation or arbitration proceedings and are not aware of any material litigation or claim pending or threatened against them.

The foregoing speaks only as of the date of this report.

16. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios’ tax positions for all open tax years. As of March 31, 2026, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

In this reporting period, the Portfolios adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Portfolio’s financial position or the results of its operations. For the annual period covered by this report, the Portfolios did not pay any material federal, state or local income taxes or any material income taxes in foreign jurisdictions.

The Portfolios file U.S. federal, state and local tax returns as required. The Portfolios’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of March 31, 2026, the components of distributable taxable earnings are as follows (amounts in thousands†):

	Undistributed Tax Exempt Income	Undistributed Ordinary Income(1)	Undistributed Long-Term Capital Gains	Net Tax Basis Unrealized Appreciation/ (Depreciation)(2)	Other Book-to-Tax Accounting Differences(3)	Accumulated Capital Losses(4)	Qualified Late- Year Loss Deferral - Capital(5)	Qualified Late- Year Loss Deferral - Ordinary(6)	Total Components of Distributable Earnings

PIMCO ABS and Short-Term Investments Portfolio	$0	$79,417	$0	$(86,702)	$0	$(139,229)	$0	$0	$(146,514)

PIMCO EM Bond and Short-Term Investments Portfolio	0	8,540	0	(18,272)	0	(14,536)	0	0	(24,268)

PIMCO High Yield and Short-Term Investments Portfolio	0	2,239	0	(5,048)	0	(42,158)	0	0	(44,967)

PIMCO Investment Grade Credit Bond Portfolio	0	18,408	0	(56,170)	0	(252,336)	0	0	(290,098)

PIMCO Long Duration Credit Bond Portfolio	0	447,556	0	(3,493,160)	0	(2,405,386)	0	0	(5,450,990)

PIMCO Low Duration Portfolio	0	13,233	0	6,062	0	(76,547)	0	0	(57,252)

PIMCO Moderate Duration Portfolio	0	23,608	0	(2,855)	0	(381,112)	0	0	(360,359)

PIMCO Mortgage and Short-Term Investments Portfolio	0	10,738	0	(118,975)	0	(276,101)	0	0	(384,338)

PIMCO Municipal Portfolio	685	0	0	(1,946)	0	(8,361)	0	0	(9,622)

PIMCO Real Return Portfolio	0	2,015	0	(13,789)	0	(43,782)	0	0	(55,556)

PIMCO Sector Fund Series - AM	0	664	0	44	0	(355)	0	0	353

PIMCO Sector Fund Series - H	0	1,178	0	(1,094)	0	0	(178)	0	(94)

PIMCO Sector Fund Series - I	0	33,001	0	(12,210)	0	0	(3,115)	0	17,676

PIMCO Short-Term Portfolio	0	33,291	0	(2,263)	0	(88,641)	0	0	(57,613)

PIMCO Short-Term Floating NAV Portfolio II	0	773	0	(983)	(44)	0	0	0	(254)

PIMCO U.S. Government and Short-Term Investments Portfolio	0	10,557	0	(400,216)	0	(499,967)	0	0	(889,626)

PIMCO International Portfolio	0	23,692	0	(31,415)	0	(78,721)	0	0	(86,444)

PIMCO Short Asset Portfolio	0	0	0	(4,238)	0	(167,841)	0	(3,965)	(176,044)

PIMCO Short-Term Floating NAV Portfolio III	0	8,787	0	(7,914)	0	(15,087)	0	0	(14,214)

238	PRIVATE ACCOUNT PORTFOLIO SERIES

March 31, 2026

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Includes undistributed short-term capital gains, if any.
(2)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, hyperinflationary investments, and short positions.

(3)

Represents differences in income tax regulations and financial accounting principles generally accepted in the United States of America, mainly for organizational expenditures and distributions payable at fiscal year-end.

(4)	Capital losses available to offset future net capital gains as shown below.
(5)	Capital losses realized during the period November 1, 2025 through March 31, 2026 which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.
(6)

Specified losses realized during the period November 1, 2025 through March 31, 2026 and Ordinary losses realized during the period January 1, 2026 through March 31, 2026 which the Portfolios elected to defer to the following taxable year pursuant to income tax regulations.

Under the Regulated Investment Company Modernization Act of 2010, a portfolio is permitted to carry forward any new capital losses for an unlimited period. Additionally, such capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

As of March 31, 2026, the Portfolios had the following post-effective capital losses with no expiration (amounts in thousands†):

	Short-Term	Long-Term

PIMCO ABS and Short-Term Investments Portfolio	$110,680	$28,549

PIMCO EM Bond and Short-Term Investments Portfolio	10,433	4,103

PIMCO High Yield and Short-Term Investments Portfolio	0	42,158

PIMCO Investment Grade Credit Bond Portfolio	49,036	203,300

PIMCO Long Duration Credit Bond Portfolio	721,930	1,683,456

PIMCO Low Duration Portfolio	55,766	20,781

PIMCO Moderate Duration Portfolio	265,591	115,521

PIMCO Mortgage and Short-Term Investments Portfolio	216,544	59,557

PIMCO Municipal Portfolio	1,381	6,980

PIMCO Real Return Portfolio	17,168	26,614

PIMCO Sector Fund Series - AM	321	34

PIMCO Sector Fund Series - H	0	0

PIMCO Sector Fund Series - I	0	0

PIMCO Short-Term Portfolio	23,009	65,632

PIMCO Short-Term Floating NAV Portfolio II	0	0

PIMCO U.S. Government and Short-Term Investments Portfolio	230,194	269,773

PIMCO International Portfolio	55,810	22,911

PIMCO Short Asset Portfolio	70,787	97,054

PIMCO Short-Term Floating NAV Portfolio III	0	15,087

†	A zero balance may reflect actual amounts rounding to less than one thousand.
*

Portion of amount represents realized loss and recognized built-in loss under IRC sections 382-83, which is carried forward to future years to offset future realized gain subject to certain limitations.

As of March 31, 2026, the aggregate cost and the net unrealized appreciation/(depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO ABS and Short-Term Investments Portfolio	$13,599,281	$320,833	$(407,110)	$(86,277)

PIMCO EM Bond and Short-Term Investments Portfolio	499,128	45,731	(64,142)	(18,411)

PIMCO High Yield and Short-Term Investments Portfolio	147,736	2,824	(7,871)	(5,047)

PIMCO Investment Grade Credit Bond Portfolio	2,857,265	33,940	(90,068)	(56,128)

PIMCO Long Duration Credit Bond Portfolio	40,419,675	406,457	(3,883,388)	(3,476,931)

PIMCO Low Duration Portfolio	2,621,653	22,580	(16,518)	6,062

PIMCO Moderate Duration Portfolio	4,370,481	50,817	(53,672)	(2,855)

PIMCO Mortgage and Short-Term Investments Portfolio	2,805,069	45,315	(161,343)	(116,028)

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	239

Notes to Financial Statements	(Cont.)	March 31, 2026

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)(7)

PIMCO Municipal Portfolio	$103,115	$686	$(2,631)	$(1,945)

PIMCO Real Return Portfolio	886,338	7,589	(21,007)	(13,418)

PIMCO Sector Fund Series - AM	99,105	514	(470)	44

PIMCO Sector Fund Series - H	110,962	773	(1,869)	(1,096)

PIMCO Sector Fund Series - I	3,805,664	39,438	(51,752)	(12,314)

PIMCO Short-Term Portfolio	325,757	13,134	(14,901)	(1,767)

PIMCO Short-Term Floating NAV Portfolio II	12,961,706	669	(1,653)	(984)

PIMCO U.S. Government and Short-Term Investments Portfolio	1,651,468	77,446	(475,906)	(398,460)

PIMCO International Portfolio	533,832	24,794	(55,446)	(30,652)

PIMCO Short Asset Portfolio	7,159,254	50,750	(53,623)	(2,873)

PIMCO Short-Term Floating NAV Portfolio III	15,281,938	19,998	(27,879)	(7,881)

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(7)

Adjusted for open wash sale loss deferrals and the accelerated recognition of unrealized gain or loss on certain futures, options, and/or forward contracts for federal income tax purposes. Also adjusted for differences between book and tax realized and unrealized gain (loss) on: swap contracts, straddle loss deferrals, sale/buyback transactions, interest accrued on defaulted securities, return of capital distributions from underlying funds, constructive sales, hyperinflationary investments, and short positions.

For the fiscal years ended March 31, 2026 and March 31, 2025, respectively, the Portfolios made the following tax basis distributions (amounts in thousands†):

	March 31, 2026				March 31, 2025
	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)	Tax-Exempt Income Distributions	Ordinary Income Distributions(8)	Long-Term Capital Gain Distributions	Return of Capital(9)

PIMCO ABS and Short-Term Investments Portfolio	$0	$449,133	$0	$0	$0	$392,238	$0	$0

PIMCO EM Bond and Short-Term Investments Portfolio	0	48,151	0	0	0	5,000	0	0

PIMCO High Yield and Short-Term Investments Portfolio	0	13,950	0	0	0	7,950	0	0

PIMCO Investment Grade Credit Bond Portfolio	0	119,009	0	0	0	145,722	0	0

PIMCO Long Duration Credit Bond Portfolio	0	1,445,118	0	0	0	1,325,209	0	0

PIMCO Low Duration Portfolio	0	92,347	0	0	0	109,228	0	0

PIMCO Moderate Duration Portfolio	0	162,522	0	0	0	145,851	0	0

PIMCO Mortgage and Short-Term Investments Portfolio	0	52,372	0	0	0	59,899	0	0

PIMCO Municipal Portfolio	4,991	260	0	0	3,305	295	0	0

PIMCO Real Return Portfolio	0	22,501	0	0	0	15,001	0	0

PIMCO Sector Fund Series - AM	0	2,518	0	0	0	2,076	87	0

PIMCO Sector Fund Series - H	0	4,195	177	0	0	2,310	0	0

PIMCO Sector Fund Series - I	0	174,380	11,396	0	0	107,907	633	0

PIMCO Short-Term Portfolio	0	11,501	0	0	0	12,350	0	0

PIMCO Short-Term Floating NAV Portfolio II	0	445,128	0	0	0	412,735	0	0

PIMCO U.S. Government and Short-Term Investments Portfolio	0	45,525	0	0	0	49,483	0	0

PIMCO International Portfolio	0	60,502	0	0	0	14,602	0	0

PIMCO Short Asset Portfolio	0	254,197	0	26,403	0	263,409	0	27,196

PIMCO Short-Term Floating NAV Portfolio III	0	1,124,713	0	0	0	783,389	0	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(8)	Includes short-term capital gains distributed, if any.
(9)

A portion of the distributions made represents a tax return of capital. Return of capital distributions have been reclassified from undistributed net investment income to paid-in capital to more appropriately conform financial accounting to tax accounting.

240	PRIVATE ACCOUNT PORTFOLIO SERIES

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of PIMCO Funds and Shareholders of PIMCO ABS and Short-Term Investments Portfolio, PIMCO EM Bond and Short-Term Investments Portfolio, PIMCO High Yield and Short-Term Investments Portfolio, PIMCO Investment Grade Credit Bond Portfolio, PIMCO Long Duration Credit Bond Portfolio, PIMCO Low Duration Portfolio, PIMCO Moderate Duration Portfolio, PIMCO Mortgage and Short-Term Investments Portfolio, PIMCO Municipal Portfolio, PIMCO Real Return Portfolio, PIMCO Sector Fund Series – AM, PIMCO Sector Fund Series – H, PIMCO Sector Fund Series – I, PIMCO Short-Term Portfolio, PIMCO Short-Term Floating NAV Portfolio II, PIMCO U.S. Government and Short-Term Investments Portfolio, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the portfolios listed in the table below (nineteen of the portfolios constituting PIMCO Funds, hereafter collectively referred to as the “Portfolios”) as of March 31, 2026, the related statements of operations, of changes in net assets and, for the portfolio indicated in the table below, of cash flows, for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios listed in the table below as of March 31, 2026, the results of each of their operations, the changes in each of their net assets and, for the portfolio indicated in the table below, its cash flows, for the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

PIMCO ABS and Short-Term Investments Portfolio(1)

PIMCO EM Bond and Short-Term Investments Portfolio(1)

PIMCO High Yield and Short-Term Investments Portfolio(1)

PIMCO Investment Grade Credit Bond Portfolio(1)

PIMCO Long Duration Credit Bond Portfolio(1)

PIMCO Low Duration Portfolio(1)

PIMCO Moderate Duration Portfolio(1)

PIMCO Mortgage and Short-Term Investments Portfolio(1)

PIMCO Municipal Portfolio(1)

PIMCO Real Return Portfolio(2)

PIMCO Sector Fund Series – AM(3)

PIMCO Sector Fund Series – H(1)

PIMCO Sector Fund Series – I(1)

PIMCO Short-Term Portfolio(1)

PIMCO Short-Term Floating NAV Portfolio II(1)

PIMCO U.S. Government and Short-Term Investments Portfolio(1)

PIMCO International Portfolio(1)*

PIMCO Short Asset Portfolio(1)*

PIMCO Short-Term Floating NAV Portfolio III(1)*

(1)	Statement of operations for the year ended March 31, 2026 and statement of changes in net assets for the years ended March 31, 2026 and 2025
(2)	Statement of operations and statement of cash flows for the year ended March 31, 2026, and statement of changes in net assets for the years ended March 31, 2026 and 2025
(3)	Statement of operations for the year ended March 31, 2026 and statement of changes in net assets for the year ended March 31, 2026 and the period July 19, 2024 (inception date) through March 31, 2025
*	The financial statements for PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III are presented on a consolidated basis

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission.

We conducted our audits of these financial statements in accordance with the auditing standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri

May 27, 2026

We have served as the auditor of one or more investment companies in PIMCO Funds since 1987.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	241

Glossary:	(abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:

AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.

BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NOM	Nomura Securities International, Inc.

BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NXN	Natixis New York

BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RCY	Royal Bank of Canada

BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.

BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SOG	Societe Generale Paris

BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	STR	State Street FICC Repo

BSN	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC

CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Bank, N.A.	WAN	Wells Fargo Bank, N.A.- FICC Rep

DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

DUB	Deutsche Bank AG

Currency Abbreviations:

AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol

BRL	Brazilian Real	HUF	Hungarian Forint	PLN	Polish Zloty

CAD	Canadian Dollar	IDR	Indonesian Rupiah	RON	Romanian New Leu

CHF	Swiss Franc	ILS	Israeli Shekel	SEK	Swedish Krona

CLP	Chilean Peso	INR	Indian Rupee	SGD	Singapore Dollar

CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	THB	Thai Baht

COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira

CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar

DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar

EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand

GBP	British Pound

Exchange Abbreviations:

CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	OTC	Over the Counter

Index/Spread Abbreviations:

ABX.HE	Asset-Backed Securities Index - Home Equity	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFRINDX	Secured Overnight Financing Rate Index

BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	SONIA	Sterling Overnight Interbank Average Rate

Bobl	Bundesobligation, the German word for federal government bond	FEDL01	Federal funds effective rate	SONIO	Sterling Overnight Interbank Average Rate

CAONREPO	Canadian Overnight Repo Rate Average	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	TSFR1M	Term SOFR 1-Month

CDX.EM	Credit Derivatives Index - Emerging Markets	MUTKCALM	Tokyo Overnight Average Rate	TSFR3M	Term SOFR 3-Month

CDX.HY	Credit Derivatives Index - High Yield	SOFR30A	Secured Overnight Financing Rate 30-Day Average	TSFR6M	Term SOFR 6-Month

CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR

CMBX	Commercial Mortgage-Backed Index

Municipal Bond or Agency Abbreviations:

AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:

ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind

ALT	Alternate Loan Trust	DAC	Designated Activity Company	REIT	Real Estate Investment Trust

BABs	Build America Bonds	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit

BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced

BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined

BRL-CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding

CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”

CLO	Collateralized Loan Obligation

242	PRIVATE ACCOUNT PORTFOLIO SERIES

Distribution Information	(Unaudited)

For purposes of Section 19 of the Investment Company Act of 1940 (the “Act”), the Portfolios estimated the periodic sources of any dividends paid during the period covered by this report in accordance with good accounting practice. Pursuant to Rule 19a-1(e) under the Act, the table below sets forth the actual source information for dividends paid during the six month period ended March 31, 2026 calculated as of each distribution period pursuant to Section 19 of the Act. The information below is not provided for U.S. federal income tax reporting purposes. The tax character of all dividends and distributions is reported on Form 1099-DIV (for shareholders who receive U.S. federal tax reporting) at the end of each calendar year. See the Financial Highlights section of this report for the tax characterization of distributions determined in accordance with federal income tax regulations for the fiscal year.

PIMCO ABS and Short-Term Investments Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.3103	$0.0000	$0.0000	$0.3103

March 2026	$0.0405	$0.0000	$0.0000	$0.0405
PIMCO EM Bond and Short-Term Investments Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2613	$0.0000	$0.0000	$0.2613

March 2026	$0.3029	$0.0000	$0.0000	$0.3029
PIMCO High Yield and Short-Term Investments Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1879	$0.0000	$0.0000	$0.1879

March 2026	$0.1475	$0.0000	$0.0000	$0.1475
PIMCO Investment Grade Credit Bond Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2398	$0.0000	$0.0000	$0.2398

March 2026	$0.0082	$0.0000	$0.0000	$0.0082
PIMCO Long Duration Credit Bond Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2105	$0.0000	$0.0000	$0.2105

March 2026	$0.0588	$0.0000	$0.0000	$0.0588
PIMCO Low Duration Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1952	$0.0000	$0.0000	$0.1952

March 2026	$0.0487	$0.0000	$0.0000	$0.0487
PIMCO Moderate Duration Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1939	$0.0000	$0.0000	$0.1939

March 2026	$0.0375	$0.0000	$0.0000	$0.0375

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	243

Distribution Information	(Cont.)

PIMCO Mortgage and Short-Term Investments Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1335	$0.0000	$0.0000	$0.1335

March 2026	$0.0495	$0.0000	$0.0000	$0.0495

PIMCO Municipal Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.0895	$0.0000	$0.0000	$0.0895

March 2026	$0.0583	$0.0000	$0.0000	$0.0583

PIMCO Real Return Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1953	$0.0000	$0.0000	$0.1953

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO Sector Fund Series – AM

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2342	$0.0000	$0.0000	$0.2342

March 2026	$0.0000	$0.0000	$0.0000	$0.0000

PIMCO Sector Fund Series – H

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2721	$0.0000	$0.0000	$0.2721

March 2026	$0.0371	$0.0000	$0.0000	$0.0371

PIMCO Sector Fund Series – I

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2454	$0.0000	$0.0000	$0.2454

March 2026	$0.0476	$0.0000	$0.0000	$0.0476

PIMCO Short-Term Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1509	$0.0000	$0.0000	$0.1509

March 2026	$0.1277	$0.0000	$0.0000	$0.1277

244	PRIVATE ACCOUNT PORTFOLIO SERIES

(Unaudited)

PIMCO Short-Term Floating NAV Portfolio II

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0382	$0.0000	$0.0000	$0.0382

November 2025	$0.0313	$0.0000	$0.0000	$0.0313

December 2025	$0.0342	$0.0000	$0.0000	$0.0342

January 2026	$0.0320	$0.0000	$0.0000	$0.0320

February 2026	$0.0288	$0.0000	$0.0000	$0.0288

March 2026	$0.0307	$0.0000	$0.0000	$0.0307

PIMCO U.S. Government and Short-Term Investments Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.1268	$0.0000	$0.0000	$0.1268

March 2026	$0.0207	$0.0000	$0.0000	$0.0207

PIMCO International Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

December 2025	$0.2019	$0.0000	$0.0000	$0.2019

March 2026	$0.1195	$0.0000	$0.0000	$0.1195

PIMCO Short Asset Portfolio

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0413	$0.0000	$0.0009	$0.0422

November 2025	$0.0347	$0.0000	$0.0006	$0.0353

December 2025	$0.0382	$0.0000	$0.0007	$0.0389

January 2026	$0.0343	$0.0000	$0.0009	$0.0352

February 2026	$0.0307	$0.0000	$0.0006	$0.0313

March 2026	$0.0341	$0.0000	$0.0005	$0.0346

PIMCO Short-Term Floating NAV Portfolio III

Single Class	Net Investment Income*	Net Realized Capital Gains*	Paid-in Surplus or Other Capital Sources**	Total (per common share)

October 2025	$0.0370	$0.0000	$0.0002	$0.0372

November 2025	$0.0304	$0.0000	$0.0001	$0.0305

December 2025	$0.0322	$0.0000	$0.0014	$0.0336

January 2026	$0.0307	$0.0000	$0.0009	$0.0316

February 2026	$0.0280	$0.0000	$0.0008	$0.0288

March 2026	$0.0298	$0.0000	$0.0007	$0.0305

*

The source of dividends provided in the table differs, in some respects, from information presented in this report prepared in accordance with generally accepted accounting principles, or U.S. GAAP. For example, net earnings from certain interest rate swap contracts are included as a source of net investment income for purposes of Section 19(a). Accordingly, the information in the table may differ from information in the accompanying financial statements that are presented on the basis of U.S. GAAP and may differ from tax information presented in the footnotes. Amounts shown may include accumulated, as well as fiscal period net income and net profits.

**	Occurs when a Portfolios distributes an amount greater than its accumulated net income and net profits. Amounts are not reflective of a fund’s net income, yield, earnings or investment performance.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	245

Federal Income Tax Information	(Unaudited)

As required by the Internal Revenue Code (“Code”) and Treasury Regulations, if applicable, shareholders must be notified within 60 days of the Portfolios’ fiscal year end regarding the status of qualified dividend income and the dividend received deduction.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a portfolio’s dividend distribution that qualifies under tax law. The percentage of the following Portfolios’ fiscal 2026 ordinary income dividend that qualifies for the corporate dividend received deduction is set forth below.

Qualified Dividend Income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, the following percentage of ordinary dividends paid during the fiscal year ended March 31, 2026 was designated as ‘‘qualified dividend income’’ as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 subject to reduced tax rates in 2026.

Qualified Interest Income and Qualified Short-Term Capital Gain (for non-U.S. resident shareholders only). Under the American Jobs Creation Act of 2004, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified interest income,” as defined in Section 871(k)(1)(E) of the Code, and therefore are designated as interest-related dividends, as defined in Section 871(k)(1)(C) of the Code. Further, the following amounts of ordinary dividends paid during the fiscal year ended March 31, 2026 are considered to be derived from “qualified short-term capital gain,” as defined in Section 871(k)(2)(D) of the Code, and therefore are designated as qualified short-term gain dividends, as defined by Section 871(k)(2)(C) of the Code.

Section 163(j) Interest Dividends. The Portfolios intend to pass through the maximum amount allowable as Section 163(j) Interest defined in Proposed Treasury Section 1.163(j)-1(b).

Section 199A Dividends. The Portfolios intend to pass through the maximum amount allowable as Section 199A Dividends defined in Proposed Treasury Section 199A-3(d).

	Dividend Received Deduction %	Qualified Dividend Income %	Qualified Interest Income (000s)†	Qualified Short-Term Capital Gains (000s)†

PIMCO ABS and Short-Term Investments Portfolio	0.00%	0.00%	$449,133	$0

PIMCO EM Bond and Short-Term Investments Portfolio	0.00%	4.12%	3,171	0

PIMCO High Yield and Short-Term Investments Portfolio	0.00%	2.29%	13,950	0

PIMCO Investment Grade Credit Bond Portfolio	5.18%	6.92%	119,009	0

PIMCO Long Duration Credit Bond Portfolio	2.53%	4.28%	1,445,118	0

PIMCO Low Duration Portfolio	0.00%	0.00%	92,347	0

PIMCO Moderate Duration Portfolio	0.00%	0.00%	162,522	0

PIMCO Mortgage and Short-Term Investments Portfolio	0.00%	0.00%	52,372	0

PIMCO Municipal Portfolio	0.00%	0.00%	5,251	0

PIMCO Real Return Portfolio	0.00%	0.00%	22,501	0

PIMCO Sector Fund Series - AM	0.00%	0.00%	2,518	0

PIMCO Sector Fund Series - H	0.00%	0.00%	4,139	56

PIMCO Sector Fund Series - I	1.64%	2.92%	157,025	17,352

PIMCO Short-Term Portfolio	0.00%	0.00%	11,501	0

PIMCO Short-Term Floating NAV Portfolio II	0.00%	0.00%	422,342	765

PIMCO U.S. Government and Short-Term Investments Portfolio	0.00%	0.00%	45,525	0

PIMCO International Portfolio	0.00%	0.00%	9,975	0

PIMCO Short Asset Portfolio	0.00%	0.00%	131,538	0

PIMCO Short-Term Floating NAV Portfolio III	0.00%	0.00%	953,456	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2027, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2026.

246	PRIVATE ACCOUNT PORTFOLIO SERIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	247

Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9)	(Unaudited)

Not applicable.

248	PRIVATE ACCOUNT PORTFOLIO SERIES

Approval of Investment Advisory Contract and Other Agreements (N-CSR Item 11)	(Unaudited)

Not applicable.

ANNUAL FINANCIAL AND OTHER INFORMATION	|	MARCH 31, 2026	249

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

650 Newport Center Drive

Newport Beach, CA 92660

Distributor

PIMCO Investments LLC

1633 Broadway

New York, NY 10019

Custodian

State Street Bank & Trust Co.

2323 Grand Boulevard, 5th Floor

Kansas City, MO 64108

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

80 Lamberton Road

Windsor, CT 06095

Legal Counsel

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street, Suite 1300

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the Portfolios listed on the Report cover.

PAPSFUNDSFSTMAR_033126

Item 8.	Changes In and Disagreements with Accountants for Open-End Management Investment Companies.

The information required by this Item 8 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The information required by this Item 9 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information required by this Item 10 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The information required by this Item 11 is included as part of the Financial Statements and Financial Highlights filed under Item 7(a) of this Form N-CSR.

Item 12.	Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16.	Controls and Procedures.

(a)

The principal executive officer and principal financial & accounting officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Exhibit 99.CODE—Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

(a)(2)	Not applicable for open-end investment companies.

(a)(3)	Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(4)	Not applicable to the Registrant.

(a)(5)	There was no change in the Registrant’s independent public accountant for the period covered by the report.

(b)	Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: June 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joshua D. Ratner
Joshua D. Ratner
President (Principal Executive Officer)

Date: June 1, 2026

By:	/s/ Bijal Y. Parikh
Bijal Y. Parikh
Treasurer (Principal Financial & Accounting Officer)

Date: June 1, 2026